UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07436

THE DFA INVESTMENT TRUST COMPANY

(Exact name of registrant as specified in charter)

6300 Bee Cave Road, Building One, Austin, TX 78746

(Address of principal executive offices)            (Zip code)

Catherine L. Newell, Esquire, President and General Counsel

The DFA Investment Trust Company,

6300 Bee Cave Road, Building One, Austin, TX 78746

(Name and address of agent for service)

Registrant’s telephone number, including area code: 512-306-7400

Date of fiscal year end: October 31

Date of reporting period: October 31, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS.

Annual Report

Year Ended: October 31, 2023

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY

DFA Investment Dimensions Group Inc.

Enhanced U.S. Large Company Portfolio	U.S. Core Equity 1 Portfolio	U.S. Micro Cap Portfolio

U.S. Large Cap Equity Portfolio	U.S. Core Equity 2 Portfolio	U.S. High Relative Profitability Portfolio

U.S. Large Cap Value Portfolio	U.S. Vector Equity Portfolio	DFA Real Estate Securities Portfolio

U.S. Targeted Value Portfolio	U.S. Small Cap Portfolio	DFA Commodity Strategy Portfolio

U.S. Small Cap Value Portfolio

Dimensional Investment Group Inc.

U.S. Large Company Portfolio

The DFA Investment Trust Company

The U.S. Large Cap Value Series

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of a Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
GBP	British Pounds
NZD	New Zealand Dollars
SEK	Swedish Krona
USD	United States Dollar

Investment Footnotes
^	Denominated in USD, unless otherwise noted.
†	See Note B to Financial Statements.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.
(r)	The adjustable rate shown is effective as of October 31, 2023.
#	Total or Partial Securities on Loan.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
~	Security pledged as collateral for Swap Agreements.
«	Security pledged as collateral for Futures Contracts.

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Real Estate Securities Portfolio would have been $0.92, $7.69 and 2.43%, respectively had the effect of this estimation not been considered.
(A)	Computed using average shares outstanding.

1

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Funds.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

2

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Enhanced U.S. Large Company Portfolio vs.

S&P 500® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	9.77%	9.76%	10.38%

U.S. Large Cap Equity Portfolio vs.

Russell 1000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	8.83%	10.52%	10.53%

3

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Cap Value Portfolio vs.

Russell 1000® Value Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.89%	6.10%	7.68%

U.S. Targeted Value Portfolio — Institutional Class vs.

Russell 2000® Value Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-1.90%	7.92%	7.23%

4

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Value Portfolio vs.

Russell 2000® Value Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-2.49%	7.16%	6.79%

U.S. Core Equity 1 Portfolio vs.

Russell 3000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	6.69%	9.93%	10.03%

5

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Core Equity 2 Portfolio vs.

Russell 3000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	5.64%	9.63%	9.43%

U.S. Vector Equity Portfolio vs.

Russell 3000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.41%	7.28%	7.49%

6

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Small Cap Portfolio vs.

Russell 2000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-3.96%	5.75%	6.79%

U.S. Micro Cap Portfolio vs.

Russell 2000® Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-4.74%	5.38%	6.80%

7

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. High Relative Profitability Portfolio vs.

Russell 1000® Index

May 16, 2017-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	8.67%	11.38%	11.91%

DFA Real Estate Securities Portfolio vs.

Dow Jones U.S. Select REIT Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-7.83%	2.82%	5.41%

8

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023

Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT Index SM	-6.25%

Total Return for 12 Months Ended October 31, 2023

Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small-cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

Enhanced U.S. Large Company Portfolio

The Enhanced U.S. Large Company Portfolio seeks to outperform the total return of the S&P 500® Index. This strategy uses S&P 500® Index futures contracts, swaps, and/or ETFs in conjunction with short-term investment grade fixed income instruments. As of October 31, 2023, 100% of the equity exposure consisted of S&P 500® Index futures contracts. The behavior of S&P 500® Index futures contracts is determined principally by the performance of the S&P 500® Index.

For the 12 months ended October 31, 2023, total returns were 9.77% for the Portfolio and 10.14% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio’s underperformance relative to the benchmark was primarily due to the performance of the fixed income component of the Portfolio. Realized term premiums were generally negative during the period. As a result, the fixed income component’s allocation to securities with maturities longer than one-year detracted from performance. Realized credit premiums were generally positive during the period, resulting in the fixed income component’s allocation to corporate securities contributing positively to performance. On balance, the fixed income component underperformed the financing cost of the S&P 500® Index futures contracts that the Portfolio held throughout the year.

9

U.S. Large Cap Equity Portfolio

The U.S. Large Cap Equity Portfolio invests in a broadly diversified group of U.S. large-cap securities with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 610 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 8.83% for the Portfolio and 9.48% for the Russell 1000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations within the large cap universe detracted from relative performance, as these stocks generally underperformed. With value stocks underperforming growth stocks, the Portfolio’s greater emphasis on value stocks also detracted from performance relative to the benchmark. Conversely, the Portfolio’s exclusion of REITs contributed positively to relative performance, as REITs generally underperformed.

U.S. Large Cap Value Portfolio

The U.S. Large Cap Value Portfolio is designed to capture the returns of U.S. large-cap value stocks by purchasing shares of The U.S. Large Cap Value Series, a Master Fund managed by Dimensional that invests in such stocks. The Master Fund also generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2023, the Master Fund held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -0.89% for the Portfolio and 0.13% for the Russell 1000® Value Index, the Portfolio’s benchmark. The Master Fund’s emphasis on stocks with smaller market capitalizations within the large-cap value segment of the U.S. market detracted from relative performance, as these stocks underperformed. Conversely, the Master Fund’s exclusion of REITs and highly regulated utilities contributed positively to relative performance, as REITs and utilities generally underperformed.

U.S. Targeted Value Portfolio

The U.S. Targeted Value Portfolio invests in a broadly diversified group of U.S. small- and mid-cap value stocks with higher profitability. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 1,390 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -1.90% for the Portfolio and -9.93% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s emphasis on higher-profitability stocks within the small- and mid-cap value segment of the U.S. market contributed positively to relative performance, as these stocks generally outperformed. The Portfolio’s inclusion of mid-cap stocks also contributed positively to relative performance, as these stocks generally outperformed. Additionally, the Portfolio’s exclusion of REITs and highly regulated utilities contributed positively to relative performance, as REITs and utilities generally underperformed.

10

U.S. Small Cap Value Portfolio

The U.S. Small Cap Value Portfolio invests in a broadly diversified group of U.S. small-cap value stocks with higher profitability. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 950 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -2.49% for the Portfolio and -9.93% for the Russell 2000® Value Index, the Portfolio’s benchmark. The Portfolio’s emphasis on higher-profitability stocks within the small-value segment of the U.S. market contributed positively to relative performance, as these stocks generally outperformed. The Portfolio’s exclusion of REITs and highly regulated utilities also contributed positively to relative performance, as REITs and utilities generally underperformed.

U.S. Core Equity 1 Portfolio

The U.S. Core Equity 1 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 2,650 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 6.69% for the Portfolio and 8.38% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks generally underperformed. With value stocks underperforming growth stocks, the Portfolio’s greater emphasis on value stocks also detracted from performance relative to the benchmark. Conversely, the Portfolio’s exclusion of REITs contributed positively to relative performance, as REITs generally underperformed.

U.S. Core Equity 2 Portfolio

The U.S. Core Equity 2 Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the U.S. Core Equity 1 Portfolio and the market. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 2,680 securities. In general, average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 5.64% for the Portfolio and 8.38% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations detracted from relative performance, as these stocks generally underperformed. With value stocks underperforming growth stocks, the Portfolio’s greater emphasis on value stocks also detracted from performance relative to the benchmark. Conversely, the Portfolio’s exclusion of REITs contributed positively to relative performance, as REITs generally underperformed.

11

U.S. Vector Equity Portfolio

The U.S. Vector Equity Portfolio invests in a broadly diversified group of U.S. securities with increased exposure to smaller market capitalization stocks, lower relative price (value) stocks, and higher-profitability stocks relative to the market. The Portfolio’s increased exposure to small-cap and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in the U.S. market. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 2,450 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -0.41% for the Portfolio and 8.38% for the Russell 3000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks generally underperformed. With value stocks underperforming growth stocks, the Portfolio’s greater emphasis on value stocks also detracted from performance relative to the benchmark. Conversely, the Portfolio’s exclusion of REITs contributed positively to relative performance, as REITs generally underperformed.

U.S. Small Cap Portfolio

The U.S. Small Cap Portfolio invests in a broadly diversified group of U.S. small-cap stocks. The Portfolio generally excludes stocks with the lowest profitability and highest relative price, companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 1,920 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -3.96% for the Portfolio and -8.56% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks generally underperformed. The Portfolio’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

U.S. Micro Cap Portfolio

The U.S. Micro Cap Portfolio invests in a broadly diversified group of U.S. micro-cap companies. The Portfolio generally excludes stocks with the lowest profitability and highest relative price, companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 1,580 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -4.74% for the Portfolio and -8.56% for the Russell 2000® Index, the Portfolio’s benchmark. The Portfolio’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as those stocks generally underperformed. The Portfolio’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

12

U.S. High Relative Profitability Portfolio

The U.S. High Relative Profitability Portfolio seeks to capture the returns of U.S. large-cap stocks with higher profitability. The Portfolio generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap high relative profitability segment of the U.S. market. As of October 31, 2023, the Portfolio held approximately 170 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 8.67% for the Portfolio and 9.48% for the Russell 1000® Index, the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with smaller market capitalizations within the large-cap high relative profitability segment of the U.S. market detracted from relative performance, as these stocks generally underperformed. Conversely, the Portfolio’s exclusion of REITs and highly regulated utilities contributed positively to relative performance, as REITs and utilities generally underperformed.

DFA Real Estate Securities Portfolio

The DFA Real Estate Securities Portfolio invests in a broadly diversified group of U.S. real estate securities. As of October 31, 2023, the Portfolio held approximately 140 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -7.83% for the Portfolio and -6.25% for the Dow Jones U.S. Select REIT Index, the Portfolio’s benchmark. Differences in REIT eligibility between the Portfolio and the Dow Jones U.S. Select REIT Index detracted from the Portfolio’s performance relative to the benchmark, most notably among tower REITs. The Portfolio includes tower REITs, which are not held by the benchmark, and these securities generally underperformed.

13

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES
	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Enhanced U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,005.60	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
U.S. Large Cap Equity Portfolio
Actual Fund Return	$1,000.00	$1,012.80	0.13%	$0.66
Hypothetical 5% Annual Return	$1,000.00	$1,024.55	0.13%	$0.66

14

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Cap Value Portfolio (2)
Actual Fund Return	$1,000.00	$966.10	0.22%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.10	0.22%	$1.12
U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$1,001.80	0.30%	$1.51
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53
U.S. Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$1,004.50	0.31%	$1.57
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.31%	$1.58
U.S. Core Equity 1 Portfolio
Actual Fund Return	$1,000.00	$1,004.50	0.15%	$0.76
Hypothetical 5% Annual Return	$1,000.00	$1,024.45	0.15%	$0.77
U.S. Core Equity 2 Portfolio
Actual Fund Return	$1,000.00	$998.00	0.19%	$0.96
Hypothetical 5% Annual Return	$1,000.00	$1,024.25	0.19%	$0.97
U.S. Vector Equity Portfolio
Actual Fund Return	$1,000.00	$985.70	0.28%	$1.40
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43
U.S. Small Cap Portfolio
Actual Fund Return	$1,000.00	$967.40	0.28%	$1.39
Hypothetical 5% Annual Return	$1,000.00	$1,023.79	0.28%	$1.43
U.S. Micro Cap Portfolio
Actual Fund Return	$1,000.00	$979.50	0.41%	$2.05
Hypothetical 5% Annual Return	$1,000.00	$1,023.14	0.41%	$2.09
U.S. High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$1,005.50	0.23%	$1.16
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17
DFA Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$895.10	0.18%	$0.86
Hypothetical 5% Annual Return	$1,000.00	$1,024.30	0.18%	$0.92

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

15

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

16

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023 (October 19, 2023 with respect to the Enhanced U.S. Large Company Portfolio). They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUND

Affiliated Investment Company
U.S. Large Cap Value Portfolio	100.0%

ENHANCED DOMESTIC EQUITY PORTFOLIO

Enhanced U.S. Large Company Portfolio
Basic Materials	3.4%
Communications	0.5%
Consumer, Cyclical	8.4%
Consumer, Non-cyclical	9.1%
Energy	5.9%
Financials	45.1%
Foreign Government	3.0%
Industrials	1.4%
Supranational	0.7%
Technology	2.4%
U.S. Government	17.0%
Utilities	3.1%

100.0%

17

DOMESTIC EQUITY PORTFOLIOS

U.S. Large Cap Equity Portfolio
Communication Services	8.2%
Consumer Discretionary	10.5%
Consumer Staples	6.9%
Energy	6.4%
Financials	13.1%
Health Care	13.4%
Industrials	10.9%
Information Technology	24.8%
Materials	3.6%
Real Estate	0.3%
Utilities	1.9%

100.0%

U.S. Targeted Value Portfolio
Communication Services	2.9%
Consumer Discretionary	16.2%
Consumer Staples	4.6%
Energy	10.9%
Financials	25.4%
Health Care	5.7%
Industrials	17.4%
Information Technology	7.8%
Materials	7.7%
Real Estate	1.1%
Utilities	0.3%

100.0%

U.S. Small Cap Value Portfolio
Communication Services	2.1%
Consumer Discretionary	15.5%
Consumer Staples	4.8%
Energy	12.4%
Financials	24.2%
Health Care	4.0%
Industrials	20.0%
Information Technology	7.2%
Materials	8.3%
Real Estate	0.9%
Utilities	0.6%

100.0%

U.S. Core Equity 1 Portfolio
Communication Services	7.5%
Consumer Discretionary	10.8%
Consumer Staples	6.4%
Energy	7.3%
Financials	14.1%
Health Care	11.4%
Industrials	13.1%
Information Technology	23.0%
Materials	3.9%
Real Estate	0.3%
Utilities	2.2%

100.0%

U.S. Core Equity 2 Portfolio
Communication Services	6.5%
Consumer Discretionary	10.0%
Consumer Staples	6.2%
Energy	6.7%
Financials	15.2%
Health Care	11.6%
Industrials	15.0%
Information Technology	22.5%
Materials	4.4%
Real Estate	0.3%
Utilities	1.6%

100.0%

U.S. Vector Equity Portfolio
Communication Services	5.8%
Consumer Discretionary	11.2%
Consumer Staples	5.0%
Energy	10.6%
Financials	22.1%
Health Care	9.5%
Industrials	17.8%
Information Technology	9.3%
Materials	7.1%
Real Estate	0.6%
Utilities	1.0%

100.0%

U.S. Small Cap Portfolio
Communication Services	2.4%
Consumer Discretionary	13.8%
Consumer Staples	4.8%
Energy	6.7%
Financials	19.9%
Health Care	9.0%
Industrials	21.6%
Information Technology	12.1%
Materials	6.0%
Real Estate	0.7%
Utilities	3.0%

100.0%

U.S. Micro Cap Portfolio
Communication Services	3.1%
Consumer Discretionary	14.3%
Consumer Staples	4.8%
Energy	6.4%
Financials	20.6%
Health Care	10.8%
Industrials	20.6%
Information Technology	11.1%
Materials	5.0%
Real Estate	1.0%
Utilities	2.3%

100.0%

U.S. High Relative Profitability Portfolio
Communication Services	1.1%
Consumer Discretionary	9.3%
Consumer Staples	10.1%
Energy	6.1%
Financials	10.7%
Health Care	15.1%
Industrials	15.3%
Information Technology	30.0%
Materials	2.2%
Utilities	0.1%

100.0%

DFA Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

18

ENHANCED U.S. LARGE COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Face Amount^		Value†
		(000)
BONDS — (78.3%)
AUSTRALIA — (0.6%)
Glencore Funding LLC
Ω	4.625%, 04/29/24		1,150	1,141,207

CANADA — (11.1%)
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.465%, FRN,
	5.811%, 01/10/25		173	$172,216
(r)	SOFR + 1.060%, FRN,
	6.403%, 06/07/25		110	110,193
(r)	SOFR + 1.330%, FRN,
	6.674%, 06/05/26		683	685,943
Bank of Nova Scotia
	0.700%, 04/15/24		3,000	2,929,877
Brookfield Finance, Inc.
	4.000%, 04/01/24		400	396,713
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 0.420%, FRN
(r)	5.765%, 10/18/24		2,014	2,010,516
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		2,450	2,381,612
Enbridge, Inc.
	2.150%, 02/16/24		500	494,025
PSP Capital, Inc.
	3.290%, 04/04/24	CAD	5,000	3,577,321
Royal Bank of Canada
	2.550%, 07/16/24		2,000	1,953,191
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	9,500	6,785,538

TOTAL CANADA				21,497,145

FRANCE — (3.9%)
Banque Federative du Credit Mutuel SA
Ω	0.650%, 02/27/24		200	196,613
Banque Federative du Credit Mutuel SA, Floating Rate Note, SOFR + 0.410%, FRN
(r)Ω	5.751%, 02/04/25		1,000	993,512
BNP Paribas SA
Ω	3.375%, 01/09/25		1,900	1,835,283
BPCE SA
Ω	2.375%, 01/14/25		2,265	2,153,884

		Face Amount^	Value†
		(000)
FRANCE — (Continued)
Societe Generale SA
Ω	3.875%, 03/28/24	500	$495,133
Ω	2.625%, 10/16/24	2,000	1,930,274

TOTAL FRANCE			7,604,699

GERMANY — (4.3%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24	2,500	2,434,824
Daimler Truck Finance North America LLC
Ω	3.500%, 04/07/25	1,871	1,807,236
Mercedes-Benz Finance North America LLC
Ω	0.750%, 03/01/24	500	491,508
Ω	3.250%, 08/01/24	1,750	1,714,787
Volkswagen Group of America Finance LLC
Ω	0.875%, 11/22/23	2,000	1,994,469

TOTAL GERMANY			8,442,824

IRELAND — (1.2%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	2.875%, 08/14/24	2,300	2,235,145

ITALY — (2.3%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24	2,202	2,138,991
Republic of Italy Government International Bonds
	2.375%, 10/17/24	2,500	2,414,225

TOTAL ITALY			4,553,216

JAPAN — (4.4%)
American Honda Finance Corp.
	0.550%, 07/12/24	1,000	964,749
Mitsubishi UFJ Financial Group, Inc.
	3.407%, 03/07/24	2,500	2,478,638
Nomura Holdings, Inc.
	2.648%, 01/16/25	2,500	2,387,626
ORIX Corp.
	4.050%, 01/16/24	425	423,162

19

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
JAPAN — (Continued)
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		300	$293,157
Sumitomo Mitsui Trust Bank Ltd.
	0.850%, 03/25/24		2,000	1,959,647

TOTAL JAPAN				8,506,979

NETHERLANDS — (6.1%)
BNG Bank NV
	2.000%, 04/12/24	GBP	500	598,090
	5.250%, 05/20/24	AUD	10,000	6,361,336
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		3,500	3,417,825
ING Groep NV
	3.550%, 04/09/24		1,500	1,483,121

TOTAL NETHERLANDS				11,860,372

NORWAY — (1.7%)
Kommunalbanken AS
	5.250%, 07/15/24	AUD	5,300	3,373,637

SPAIN — (0.6%)
Banco Santander SA
	2.706%, 06/27/24		1,200	1,172,968

SUPRANATIONAL ORGANIZATION OBLIGATIONS — (0.6%)
International Finance Corp.
	1.450%, 07/22/24	AUD	2,000	1,240,097

SWITZERLAND — (1.2%)
UBS AG
#Ω	0.700%, 08/09/24		2,450	2,350,979

UNITED KINGDOM — (3.3%)
BAT Capital Corp.
	3.222%, 08/15/24		580	567,005
HSBC USA, Inc.
	3.750%, 05/24/24		1,250	1,233,750
Nationwide Building Society
Ω	0.550%, 01/22/24		1,475	1,457,139
NatWest Markets PLC
Ω	0.800%, 08/12/24		350	335,747
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		2,958	2,897,541

TOTAL UNITED KINGDOM				6,491,182

UNITED STATES — (37.0%)
American Express Co.
	3.375%, 05/03/24		1,075	1,061,734

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
American Express Co., Floating Rate Note, SOFR + 0.930%, FRN
#(r)	6.273%, 03/04/25	500	$500,993
	American Tower Corp.
	0.600%, 01/15/24	500	494,321
	American Water Capital Corp.
	3.400%, 03/01/25	2,600	2,516,583
	Ameriprise Financial, Inc.
	3.000%, 04/02/25	1,814	1,742,035
	Amgen, Inc.
	3.125%, 05/01/25	3,000	2,884,754
	Arrow Electronics, Inc.
	3.250%, 09/08/24	1,500	1,461,343
Bank of New York Mellon Corp., Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.965%, 04/25/25	1,500	1,496,300
	Boardwalk Pipelines LP
	4.950%, 12/15/24	1,500	1,476,460
	Brixmor Operating Partnership LP
	3.850%, 02/01/25	1,800	1,733,701
	Capital One Financial Corp.
	3.200%, 02/05/25	600	573,659
	Cardinal Health, Inc.
	3.079%, 06/15/24	2,750	2,700,966
	Charles Schwab Corp.
	0.750%, 03/18/24	174	170,509
	Cigna Group
	3.500%, 06/15/24	40	39,385
	Discover Bank
	2.450%, 09/12/24	350	336,663
	Discover Financial Services
	3.950%, 11/06/24	1,500	1,459,026
	Edison International
	3.550%, 11/15/24	1,500	1,457,250
	Elevance Health, Inc.
	3.500%, 08/15/24	200	196,080
	2.375%, 01/15/25	2,800	2,686,614
	Energy Transfer LP
	2.900%, 05/15/25	2,000	1,905,193
	EOG Resources, Inc.
	3.150%, 04/01/25	2,107	2,031,540
	ERAC USA Finance LLC
Ω	3.850%, 11/15/24	3,000	2,934,875
	Fidelity National Information Services, Inc.
	0.600%, 03/01/24	2,500	2,454,650

20

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	General Motors Financial Co., Inc.
	1.050%, 03/08/24	500	$491,116
	3.800%, 04/07/25	1,500	1,447,702
	Georgia-Pacific LLC
Ω	0.625%, 05/15/24	2,000	1,943,643
	HSBC USA, Inc.
	3.500%, 06/23/24	1,100	1,080,136
	International Business Machines Corp.
	3.000%, 05/15/24	2,200	2,167,926
	John Deere Capital Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.134%, 06/08/26	1,072	1,079,325
	Kinder Morgan Energy Partners LP
	4.250%, 09/01/24	1,500	1,475,730
	Lazard Group LLC
	3.750%, 02/13/25	1,500	1,451,522
	MPLX LP
	4.875%, 12/01/24	1,250	1,233,127
	National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	2,000	1,969,559
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	2,500	2,439,318
	Omnicom Group, Inc./Omnicom Capital, Inc.
	3.650%, 11/01/24	1,004	979,353
	ONEOK, Inc.
	2.750%, 09/01/24	360	349,876
	Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	2.700%, 11/01/24	1,183	1,141,669
	Realty Income Corp.
	3.875%, 07/15/24	2,500	2,464,678
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	1,000	980,090
	Sherwin-Williams Co.
	4.050%, 08/08/24	1,389	1,368,329
	Simon Property Group LP
	2.000%, 09/13/24	3,650	3,524,489
	Ventas Realty LP
	3.750%, 05/01/24	1,000	985,748
	3.500%, 02/01/25	400	385,429
	VF Corp.
	2.400%, 04/23/25	3,000	2,824,863

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Walgreens Boots Alliance, Inc.
#	3.800%, 11/18/24	2,500	$2,428,805
Wells Fargo & Co.
#	3.300%, 09/09/24	3,000	2,929,273
Willis North America, Inc.
	3.600%, 05/15/24	500	492,912

TOTAL UNITED STATES			71,949,252

TOTAL BONDS			152,419,702

U.S. TREASURY OBLIGATIONS — (16.7%)
U.S. Treasury Notes
	0.375%, 04/15/24	28,300	27,658,828
U.S. Treasury Notes, Floating Rate Note
(r)	3M USTMMR + 0.169%, FRN, 5.567%, 04/30/25	4,900	4,904,865

TOTAL U.S. TREASURY OBLIGATIONS			32,563,693

COMMERCIAL PAPER — (3.3%)
SWITZERLAND — (0.2%)
Glencore Funding LLC
Ω	5.670%, 11/10/23	400	399,384

UNITED KINGDOM — (2.1%)
GlaxoSmithKline LLC
Ω	5.330%, 11/20/23	2,000	1,994,053
Lloyds Bank PLC
	5.711%, 11/08/23	2,000	1,997,630

TOTAL UNITED KINGDOM			3,991,683

UNITED STATES — (1.0%)
3M Co.
Ω	5.800%, 01/24/24	2,000	1,974,587

TOTAL COMMERCIAL PAPER (Cost $6,364,601)			6,365,654

TOTAL INVESTMENT SECURITIES (Cost $197,817,998)			191,349,049

21

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§	The DFA Short Term Investment Fund	281,841	$3,260,057

TOTAL INVESTMENTS — (100.0%) (Cost $201,078,273)			$194,609,106

As of October 31, 2023, Enhanced U.S. Large Company Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	4,427,860	SEK	48,584,599	State Street Bank and Trust	12/27/23	$62,976
USD	11,153,088	AUD	17,535,916	Barclays Capital	01/04/24	5,383
USD	10,607,835	CAD	14,490,378	HSBC Bank	01/12/24	144,967

Total Appreciation						$213,326
SEK	48,584,599	USD	4,428,034	Barclays Capital	12/27/23	$(63,150)
USD	604,975	GBP	498,887	Citibank, N.A.	01/18/24	(1,786)

Total (Depreciation)						$(64,936)

Total Appreciation (Depreciation)						$148,390

As of October 31, 2023, Enhanced U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	950	12/15/23	$215,151,574	$200,081,875	$(15,069,699)

Total Futures Contracts			$215,151,574	$200,081,875	$(15,069,699)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$1,141,207	—	$1,141,207
Canada	—	21,497,145	—	21,497,145
France	—	7,604,699	—	7,604,699
Germany	—	8,442,824	—	8,442,824
Ireland	—	2,235,145	—	2,235,145
Italy	—	4,553,216	—	4,553,216
Japan	—	8,506,979	—	8,506,979
Netherlands	—	11,860,372	—	11,860,372

22

ENHANCED U.S. LARGE COMPANY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Norway	—	$3,373,637	—	$3,373,637
Spain	—	1,172,968	—	1,172,968
Supranational Organization Obligations	—	1,240,097	—	1,240,097
Switzerland	—	2,350,979	—	2,350,979
United Kingdom	—	6,491,182	—	6,491,182
United States	—	71,949,252	—	71,949,252
U.S. Treasury Obligations	—	32,563,693	—	32,563,693
Commercial Paper	—	6,365,654	—	6,365,654
Securities Lending Collateral	—	3,260,057	—	3,260,057
Forward Currency Contracts**	—	148,390	—	148,390
Futures Contracts**	$(15,069,699)	—	—	(15,069,699)

TOTAL	$(15,069,699)	$194,757,496	—	$179,687,797

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

23

U.S. LARGE CAP EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.6%)
COMMUNICATION SERVICES — (8.2%)
* Alphabet, Inc., Class A	215,670	$26,760,334	1.7%
* Alphabet, Inc., Class C	178,843	22,409,028	1.5%
Comcast Corp., Class A	192,293	7,939,778	0.5%
* Meta Platforms, Inc., Class A	99,762	30,055,298	1.9%
Verizon Communications, Inc.	168,852	5,931,771	0.4%
Other Securities		33,623,614	2.2%

TOTAL COMMUNICATION SERVICES		126,719,823	8.2%

CONSUMER DISCRETIONARY — (10.5%)
* Amazon.com, Inc.	376,141	50,060,606	3.2%
Home Depot, Inc.	41,719	11,876,982	0.8%
McDonald’s Corp.	23,223	6,088,374	0.4%
* Tesla, Inc.	72,431	14,547,042	0.9%
Other Securities		79,551,028	5.2%

TOTAL CONSUMER DISCRETIONARY		162,124,032	10.5%

CONSUMER STAPLES — (6.9%)
Coca-Cola Co.	139,387	7,873,972	0.5%
Costco Wholesale Corp.	15,364	8,487,688	0.5%
PepsiCo, Inc.	58,406	9,536,532	0.6%
Procter & Gamble Co.	89,222	13,385,977	0.9%
Walmart, Inc.	67,173	10,976,740	0.7%
Other Securities		56,302,863	3.7%

TOTAL CONSUMER STAPLES		106,563,772	6.9%

ENERGY — (6.3%)
Chevron Corp.	77,881	11,349,598	0.7%
ConocoPhillips	67,100	7,971,480	0.5%
Exxon Mobil Corp.	208,006	22,017,435	1.4%
Other Securities		56,451,750	3.7%

TOTAL ENERGY		97,790,263	6.3%

FINANCIALS — (13.0%)
Bank of America Corp.	228,598	6,021,271	0.4%
* Berkshire Hathaway, Inc., Class B	61,526	21,000,670	1.4%
JPMorgan Chase & Co.	109,615	15,243,062	1.0%
Mastercard, Inc., Class A	35,432	13,334,833	0.9%
# Visa, Inc., Class A	61,047	14,352,150	0.9%
Other Securities		131,407,661	8.4%

TOTAL FINANCIALS		201,359,647	13.0%

HEALTH CARE — (13.3%)
Abbott Laboratories	62,251	5,885,832	0.4%
AbbVie, Inc.	75,544	10,665,302	0.7%
Amgen, Inc.	23,156	5,920,989	0.4%
Bristol-Myers Squibb Co.	103,105	5,313,001	0.3%
Eli Lilly & Co.	36,750	20,356,927	1.3%
Gilead Sciences, Inc.	71,502	5,615,767	0.4%
Johnson & Johnson	109,959	16,311,318	1.1%
Merck & Co., Inc.	127,000	13,042,900	0.8%

24

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	226,093	$6,909,402	0.4%
Thermo Fisher Scientific, Inc.	15,127	6,728,036	0.4%
UnitedHealth Group, Inc.	41,703	22,334,459	1.4%
Other Securities		87,463,691	5.8%

TOTAL HEALTH CARE		206,547,624	13.4%

INDUSTRIALS — (10.9%)
Caterpillar, Inc.	24,452	5,527,375	0.4%
Deere & Co.	14,121	5,159,249	0.3%
Honeywell International, Inc.	30,835	5,650,822	0.4%
Union Pacific Corp.	25,819	5,360,283	0.3%
Other Securities		146,994,048	9.5%

TOTAL INDUSTRIALS		168,691,777	10.9%

INFORMATION TECHNOLOGY — (24.7%)
Accenture PLC, Class A	27,337	8,121,549	0.5%
* Adobe, Inc.	17,341	9,226,452	0.6%
* Advanced Micro Devices, Inc.	54,976	5,415,136	0.4%
Apple, Inc.	467,445	79,825,583	5.2%
Broadcom, Inc.	19,205	16,158,511	1.0%
Cisco Systems, Inc.	178,752	9,318,342	0.6%
International Business Machines Corp.	53,406	7,724,644	0.5%
Microsoft Corp.	264,903	89,566,353	5.8%
NVIDIA Corp.	73,818	30,102,980	2.0%
Oracle Corp.	55,977	5,788,022	0.4%
QUALCOMM, Inc.	53,111	5,788,568	0.4%
* Salesforce, Inc.	32,588	6,544,648	0.4%
Other Securities		109,161,006	6.9%

TOTAL INFORMATION TECHNOLOGY		382,741,794	24.7%

MATERIALS — (3.6%)
Linde PLC	18,643	7,124,609	0.5%
Other Securities		48,760,979	3.1%

TOTAL MATERIALS		55,885,588	3.6%

REAL ESTATE — (0.3%)
Other Securities		3,865,780	0.3%

UTILITIES — (1.9%)
Other Securities		29,882,289	1.9%

TOTAL COMMON STOCKS (Cost $744,784,674)		1,542,172,389	99.7%

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	918,086	918,086	0.1%

25

U.S. LARGE CAP EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (0.3%)
@§ The DFA Short Term Investment Fund	449,317	$5,197,255	0.3%

TOTAL INVESTMENTS—(100.0%) (Cost $750,900,015)		$1,548,287,730	100.1%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$126,709,532	$10,291	—		$126,719,823
Consumer Discretionary	162,124,032	—	—		162,124,032
Consumer Staples	106,563,772	—	—		106,563,772
Energy	97,790,263	—	—		97,790,263
Financials	201,359,647	—	—		201,359,647
Health Care	206,512,767	—	$34,857		206,547,624
Industrials	168,691,777	—	—		168,691,777
Information Technology	382,741,794	—	—		382,741,794
Materials	55,885,588	—	—		55,885,588
Real Estate	3,865,780	—	—		3,865,780
Utilities	29,882,289	—	—		29,882,289
Temporary Cash Investments	918,086	—	—		918,086
Securities Lending Collateral	—	5,197,255	—		5,197,255

TOTAL	$1,543,045,327	$5,207,546	$34,857	^	$1,548,287,730

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

26

U.S. LARGE CAP VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The U.S. Large Cap Value Series of The DFA Investment Trust Company	$21,191,308,792

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$21,191,308,792

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

27

U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.0%)
COMMUNICATION SERVICES — (2.7%)
#	Nexstar Media Group, Inc.	313,260	$43,881,461	0.4%
	Other Securities		277,227,449	2.5%

TOTAL COMMUNICATION SERVICES			321,108,910	2.9%

CONSUMER DISCRETIONARY — (14.9%)
#*	AutoNation, Inc.	326,725	42,500,388	0.4%
	BorgWarner, Inc.	1,734,241	63,993,493	0.6%
#	Dillard’s, Inc., Class A	131,820	40,923,519	0.4%
#	Group 1 Automotive, Inc.	160,563	40,514,862	0.4%
#	Lithia Motors, Inc.	193,912	46,967,426	0.4%
#	Macy’s, Inc.	3,343,933	40,729,104	0.4%
#	Penske Automotive Group, Inc.	489,981	70,106,481	0.6%
*	Taylor Morrison Home Corp.	1,092,774	41,875,100	0.4%
	Toll Brothers, Inc.	1,181,034	83,510,914	0.8%
	Other Securities		1,297,165,222	11.6%

TOTAL CONSUMER DISCRETIONARY			1,768,286,509	16.0%

CONSUMER STAPLES — (4.2%)
*	Hostess Brands, Inc.	1,382,161	46,164,177	0.4%
	Ingredion, Inc.	424,738	39,746,982	0.4%
*	Post Holdings, Inc.	617,280	49,555,238	0.5%
	Other Securities		361,674,217	3.2%

TOTAL CONSUMER STAPLES			497,140,614	4.5%

ENERGY — (10.0%)
#*	CNX Resources Corp.	1,766,002	38,357,563	0.4%
	HF Sinclair Corp.	1,452,267	80,426,546	0.7%
#	Matador Resources Co.	841,863	51,934,528	0.5%
	Murphy Oil Corp.	1,440,370	64,629,402	0.6%
	Patterson-UTI Energy, Inc.	3,111,162	39,511,757	0.4%
	PBF Energy, Inc., Class A	1,213,812	57,692,484	0.5%
#	Range Resources Corp.	2,084,081	74,693,463	0.7%
	SM Energy Co.	1,163,311	46,904,700	0.4%
#	TechnipFMC PLC	1,737,294	37,386,567	0.3%
	Other Securities		698,123,916	6.3%

TOTAL ENERGY			1,189,660,926	10.8%

FINANCIALS — (23.4%)
*	American Equity Investment Life Holding Co.	842,065	44,595,762	0.4%
	Assured Guaranty Ltd.	613,840	38,303,616	0.4%
	Axis Capital Holdings Ltd.	766,336	43,757,786	0.4%
#	Bank OZK	1,161,169	41,581,462	0.4%
	MGIC Investment Corp.	2,233,839	37,617,849	0.3%
#	New York Community Bancorp, Inc.	4,950,961	46,935,101	0.4%
	Old Republic International Corp.	1,844,185	50,493,785	0.5%
	Popular, Inc.	690,156	44,887,746	0.4%
#	SouthState Corp.	613,316	40,540,188	0.4%
	Unum Group	1,565,395	76,547,816	0.7%
	Other Securities		2,314,374,519	20.9%

TOTAL FINANCIALS			2,779,635,630	25.2%

28

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (5.3%)
#* Acadia Healthcare Co., Inc.	643,565	$47,308,463	0.4%
* Envista Holdings Corp.	1,705,519	39,687,427	0.4%
Other Securities		539,049,913	4.9%

TOTAL HEALTH CARE		626,045,803	5.7%

INDUSTRIALS — (16.0%)
AGCO Corp.	369,245	42,337,632	0.4%
Air Lease Corp.	1,197,642	41,474,342	0.4%
* Beacon Roofing Supply, Inc.	579,646	41,253,406	0.4%
* Builders FirstSource, Inc.	589,724	63,996,848	0.6%
Knight-Swift Transportation Holdings, Inc.	1,369,894	66,974,118	0.6%
Ryder System, Inc.	391,993	38,234,997	0.3%
UFP Industries, Inc.	445,831	42,429,736	0.4%
WESCO International, Inc.	358,650	45,978,930	0.4%
Other Securities		1,513,571,807	13.7%

TOTAL INDUSTRIALS		1,896,251,816	17.2%

INFORMATION TECHNOLOGY — (7.2%)
Amkor Technology, Inc.	2,270,601	47,364,737	0.4%
* Arrow Electronics, Inc.	602,483	68,327,597	0.6%
Avnet, Inc.	990,678	45,898,112	0.4%
TD SYNNEX Corp.	477,246	43,753,913	0.4%
Other Securities		651,627,310	6.0%

TOTAL INFORMATION TECHNOLOGY		856,971,669	7.8%

MATERIALS — (7.0%)
Commercial Metals Co.	1,070,361	45,265,567	0.4%
Huntsman Corp.	1,930,589	45,040,641	0.4%
# U.S. Steel Corp.	1,551,972	52,596,331	0.5%
Other Securities		692,323,786	6.3%

TOTAL MATERIALS		835,226,325	7.6%

REAL ESTATE — (1.0%)
Other Securities		116,114,718	1.0%

UTILITIES — (0.3%)
Other Securities		37,289,844	0.3%

TOTAL COMMON STOCKS		10,923,732,764	99.0%

PREFERRED STOCKS — (0.1%)
COMMUNICATION SERVICES — (0.0%)
Other Security		208,302	0.0%

INDUSTRIALS — (0.1%)
Other Security		4,654,436	0.0%

TOTAL PREFERRED STOCKS		4,862,738	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,299,109,260)		10,928,595,502

29

U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	97,807,211	$97,807,211	0.9%

SECURITIES LENDING COLLATERAL — (7.1%)
@§ The DFA Short Term Investment Fund	72,920,449	843,470,839	7.6%

TOTAL INVESTMENTS— (100.0%) (Cost $9,240,403,593)		$11,869,873,552	107.5%

As of October 31, 2023, U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	467	12/15/23	$99,503,545	$98,356,037	$(1,147,508)

Total Futures Contracts			$99,503,545	$98,356,037	$(1,147,508)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$320,987,555	$121,355	—		$321,108,910
Consumer Discretionary	1,768,286,509	—	—		1,768,286,509
Consumer Staples	497,130,389	10,225	—		497,140,614
Energy	1,189,584,973	75,953	—		1,189,660,926
Financials	2,779,552,931	82,699	—		2,779,635,630
Health Care	623,900,359	—	$2,145,444		626,045,803
Industrials	1,896,102,795	105,267	43,754		1,896,251,816
Information Technology	856,842,997	128,672	—		856,971,669
Materials	834,804,132	—	422,193		835,226,325
Real Estate	116,114,718	—	—		116,114,718
Utilities	37,289,844	—	—		37,289,844
Preferred Stocks
Communication Services	208,302	—	—		208,302
Industrials	4,654,436	—	—		4,654,436
Temporary Cash Investments	97,807,211	—	—		97,807,211
Securities Lending Collateral	—	843,470,839	—		843,470,839
Futures Contracts**	(1,147,508)	—	—		(1,147,508)

TOTAL	$11,022,119,643	$843,995,010	$2,611,391	^	$11,868,726,044

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

30

U.S. SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (94.8%)
COMMUNICATION SERVICES — (2.0%)
	Other Securities		$267,906,523	2.1%

CONSUMER DISCRETIONARY — (14.7%)
*	Adtalem Global Education, Inc.	1,101,384	57,051,691	0.4%
#	Group 1 Automotive, Inc.	299,563	75,588,732	0.6%
	MDC Holdings, Inc.	1,862,398	70,678,004	0.6%
	Meritage Homes Corp.	575,946	65,669,363	0.5%
*	Mohawk Industries, Inc.	927,314	74,537,499	0.6%
	PVH Corp.	964,158	71,685,147	0.6%
*	Taylor Morrison Home Corp.	2,812,419	107,771,896	0.8%
#	Thor Industries, Inc.	778,484	68,452,098	0.5%
*	Tri Pointe Homes, Inc.	2,638,710	66,126,073	0.5%
	Other Securities		1,327,268,650	10.3%

TOTAL CONSUMER DISCRETIONARY			1,984,829,153	15.4%

CONSUMER STAPLES — (4.5%)
*	Hostess Brands, Inc.	2,723,889	90,977,893	0.7%
	Seaboard Corp.	17,124	60,053,012	0.5%
	Other Securities		463,045,263	3.6%

TOTAL CONSUMER STAPLES			614,076,168	4.8%

ENERGY — (11.7%)
#*	CNX Resources Corp.	4,193,703	91,087,229	0.7%
#*	DT Midstream, Inc.	1,059,150	57,162,325	0.4%
#	Helmerich & Payne, Inc.	1,575,064	62,325,282	0.5%
	Murphy Oil Corp.	2,271,281	101,912,378	0.8%
	PBF Energy, Inc., Class A	1,937,224	92,076,257	0.7%
*	Southwestern Energy Co.	8,134,083	57,996,012	0.4%
	TechnipFMC PLC	3,148,191	67,749,070	0.5%
#*	Transocean Ltd.	11,182,191	74,026,104	0.6%
	Other Securities		975,727,588	7.6%

TOTAL ENERGY			1,580,062,245	12.2%

FINANCIALS — (23.0%)
*	American Equity Investment Life Holding Co.	2,039,490	108,011,390	0.8%
	Assured Guaranty Ltd.	1,301,830	81,234,192	0.6%
#	Bank OZK	1,968,405	70,488,583	0.6%
#	FNB Corp.	8,069,732	86,265,435	0.7%
	MGIC Investment Corp.	4,553,567	76,682,068	0.6%
	Nelnet, Inc., Class A	696,237	59,047,860	0.5%
	New York Community Bancorp, Inc.	8,439,224	80,003,844	0.6%
	Old National Bancorp	4,171,537	57,150,057	0.5%
	Popular, Inc.	1,165,993	75,836,185	0.6%
#	Valley National Bancorp	7,317,366	56,929,107	0.4%
	White Mountains Insurance Group Ltd.	43,400	62,094,550	0.5%
	Other Securities		2,288,134,622	17.6%

TOTAL FINANCIALS			3,101,877,893	24.0%

HEALTH CARE — (3.8%)
*	Acadia Healthcare Co., Inc.	853,025	62,705,868	0.5%

31

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
#* Prestige Consumer Healthcare, Inc.	1,027,868	$61,014,244	0.5%
Other Securities		391,998,681	3.0%

TOTAL HEALTH CARE		515,718,793	4.0%

INDUSTRIALS — (18.9%)
Air Lease Corp.	2,041,374	70,692,782	0.6%
# ArcBest Corp.	533,302	58,065,922	0.5%
* Beacon Roofing Supply, Inc.	813,566	57,901,492	0.5%
Boise Cascade Co.	651,886	61,114,313	0.5%
# Encore Wire Corp.	444,698	79,525,343	0.6%
GATX Corp.	763,323	79,828,319	0.6%
* Kirby Corp.	819,344	61,204,997	0.5%
Other Securities		2,079,887,903	15.9%

TOTAL INDUSTRIALS		2,548,221,071	19.7%

INFORMATION TECHNOLOGY — (6.8%)
Amkor Technology, Inc.	4,673,267	97,484,350	0.8%
Avnet, Inc.	2,029,837	94,042,348	0.7%
* Sanmina Corp.	1,457,694	74,152,894	0.6%
# Vishay Intertechnology, Inc.	3,103,708	69,026,466	0.5%
Other Securities		591,164,420	4.6%

TOTAL INFORMATION TECHNOLOGY		925,870,478	7.2%

MATERIALS — (7.9%)
Carpenter Technology Corp.	1,156,527	72,537,373	0.6%
Commercial Metals Co.	2,208,986	93,418,018	0.7%
Element Solutions, Inc.	4,339,958	79,117,434	0.6%
Huntsman Corp.	2,564,760	59,835,851	0.5%
U.S. Steel Corp.	3,597,899	121,932,797	0.9%
Other Securities		637,390,997	4.9%

TOTAL MATERIALS		1,064,232,470	8.2%

REAL ESTATE — (0.9%)
Other Securities		118,167,098	0.9%

UTILITIES — (0.6%)
# Brookfield Infrastructure Corp., Class A	2,491,165	64,172,410	0.5%
Other Securities		14,682,301	0.1%

TOTAL UTILITIES		78,854,711	0.6%

TOTAL COMMON STOCKS		12,799,816,603	99.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		204,833	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		311,566	0.0%

32

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$4,971,023	0.1%

TOTAL PREFERRED STOCKS		5,487,422	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,555,555,088)		12,805,304,025

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	114,712,989	114,712,989	0.9%

SECURITIES LENDING COLLATERAL — (4.3%)
@§ The DFA Short Term Investment Fund	50,591,078	585,187,004	4.5%

TOTAL INVESTMENTS—(100.0%) (Cost $10,255,463,669)		$13,505,204,018	104.6%

As of October 31, 2023, U.S. Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	529	12/15/23	$113,714,344	$111,414,013	$(2,300,331)

Total Futures Contracts			$113,714,344	$111,414,013	$(2,300,331)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$267,906,523	—	—	$267,906,523
Consumer Discretionary	1,984,514,792	$314,361	—	1,984,829,153
Consumer Staples	612,776,686	1,299,482	—	614,076,168
Energy	1,580,062,245	—	—	1,580,062,245
Financials	3,101,044,293	833,600	—	3,101,877,893
Health Care	513,744,365	—	$1,974,428	515,718,793
Industrials	2,548,102,654	118,417	—	2,548,221,071
Information Technology	925,659,903	210,575	—	925,870,478
Materials	1,062,498,550	1,002,925	730,995	1,064,232,470
Real Estate	118,167,098	—	—	118,167,098
Utilities	78,854,711	—	—	78,854,711
Preferred Stocks
Communication Services	204,833	—	—	204,833
Consumer Discretionary	311,566	—	—	311,566
Industrials	4,971,023	—	—	4,971,023
Temporary Cash Investments	114,712,989	—	—	114,712,989

33

U.S. SMALL CAP VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$585,187,004	—		$585,187,004
Futures Contracts**	$(2,300,331)	—	—		(2,300,331)

TOTAL	$12,911,231,900	$588,966,364	$2,705,423	^	$13,502,903,687

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

34

U.S. CORE EQUITY 1 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.5%)
COMMUNICATION SERVICES — (7.3%)
* Alphabet, Inc., Class A	2,905,839	$360,556,503	1.3%
* Alphabet, Inc., Class C	2,559,387	320,691,191	1.2%
Comcast Corp., Class A	4,154,485	171,538,686	0.6%
* Meta Platforms, Inc., Class A	1,474,881	444,337,399	1.6%
Verizon Communications, Inc.	4,856,017	170,591,877	0.6%
Other Securities		617,387,240	2.1%

TOTAL COMMUNICATION SERVICES		2,085,102,896	7.4%

CONSUMER DISCRETIONARY — (10.6%)
* Amazon.com, Inc.	4,770,102	634,852,875	2.3%
Home Depot, Inc.	578,985	164,831,240	0.6%
McDonald’s Corp.	392,232	102,831,463	0.4%
* Tesla, Inc.	945,382	189,870,521	0.7%
Other Securities		1,921,119,813	6.7%

TOTAL CONSUMER DISCRETIONARY		3,013,505,912	10.7%

CONSUMER STAPLES — (6.2%)
Coca-Cola Co.	2,283,694	129,005,874	0.5%
Costco Wholesale Corp.	244,634	135,145,607	0.5%
PepsiCo, Inc.	977,554	159,615,017	0.6%
Procter & Gamble Co.	1,498,080	224,756,942	0.8%
Walmart, Inc.	911,334	148,921,089	0.5%
Other Securities		981,336,004	3.4%

TOTAL CONSUMER STAPLES		1,778,780,533	6.3%

ENERGY — (7.1%)
Chevron Corp.	1,679,730	244,787,053	0.9%
ConocoPhillips	1,164,407	138,331,552	0.5%
Exxon Mobil Corp.	4,223,835	447,092,935	1.6%
Marathon Petroleum Corp.	529,963	80,156,904	0.3%
Other Securities		1,117,560,698	3.9%

TOTAL ENERGY		2,027,929,142	7.2%

FINANCIALS — (13.8%)
Bank of America Corp.	3,912,477	103,054,644	0.4%
* Berkshire Hathaway, Inc., Class B	954,456	325,784,466	1.2%
JPMorgan Chase & Co.	2,201,688	306,166,733	1.1%
Mastercard, Inc., Class A	579,715	218,175,740	0.8%
# Visa, Inc., Class A	913,551	214,775,840	0.8%
Other Securities		2,778,966,138	9.7%

TOTAL FINANCIALS		3,946,923,561	14.0%

HEALTH CARE — (11.1%)
AbbVie, Inc.	1,217,399	171,872,391	0.6%
Amgen, Inc.	373,973	95,624,896	0.4%
Cigna Group	239,976	74,200,579	0.3%
Eli Lilly & Co.	520,601	288,376,512	1.0%
Johnson & Johnson	1,664,083	246,850,072	0.9%
Merck & Co., Inc.	1,091,150	112,061,105	0.4%
Pfizer, Inc.	3,028,207	92,542,006	0.3%

35

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Thermo Fisher Scientific, Inc.	171,737	$76,383,466	0.3%
UnitedHealth Group, Inc.	461,505	247,163,618	0.9%
Other Securities		1,775,532,857	6.2%

TOTAL HEALTH CARE		3,180,607,502	11.3%

INDUSTRIALS — (12.8%)
Caterpillar, Inc.	417,155	94,297,888	0.3%
Deere & Co.	226,979	82,929,047	0.3%
Lockheed Martin Corp.	186,232	84,668,516	0.3%
Union Pacific Corp.	454,379	94,333,624	0.3%
Other Securities		3,284,765,581	11.8%

TOTAL INDUSTRIALS		3,640,994,656	13.0%

INFORMATION TECHNOLOGY — (22.4%)
Accenture PLC, Class A	397,785	118,177,946	0.4%
* Adobe, Inc.	257,391	136,947,455	0.5%
Apple, Inc.	8,542,791	1,458,852,419	5.2%
Applied Materials, Inc.	568,804	75,281,209	0.3%
Broadcom, Inc.	314,651	264,737,912	1.0%
Cisco Systems, Inc.	2,518,417	131,285,078	0.5%
Intel Corp.	2,571,581	93,862,706	0.3%
Microsoft Corp.	4,149,522	1,402,994,883	5.0%
NVIDIA Corp.	1,080,621	440,677,244	1.6%
Oracle Corp.	840,214	86,878,128	0.3%
QUALCOMM, Inc.	829,776	90,437,286	0.3%
Texas Instruments, Inc.	750,861	106,629,771	0.4%
Other Securities		2,002,547,612	7.0%

TOTAL INFORMATION TECHNOLOGY		6,409,309,649	22.8%

MATERIALS — (3.8%)
Linde PLC	225,284	86,094,533	0.3%
Other Securities		997,630,925	3.6%

TOTAL MATERIALS		1,083,725,458	3.9%

REAL ESTATE — (0.3%)
Other Securities		77,469,422	0.3%

UTILITIES — (2.1%)
Other Securities		606,789,891	2.2%

TOTAL COMMON STOCKS		27,851,138,622	99.1%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		193,537	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		234,621	0.0%

36

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,437,507	0.0%

TOTAL PREFERRED STOCKS		1,865,665	0.0%

TOTAL INVESTMENT SECURITIES (Cost $11,912,071,759)		27,853,004,287

TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	283,594,942	283,594,942	1.0%

SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	36,868,359	426,456,306	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $12,622,123,007)		$28,563,055,535	101.6%

As of October 31, 2023, U.S. Core Equity 1 Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	1,170	12/15/23	$252,692,080	$246,416,625	$(6,275,455)

Total Futures Contracts			$252,692,080	$246,416,625	$(6,275,455)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$2,084,953,600	$149,296	—	$2,085,102,896
Consumer Discretionary	3,013,496,664	9,248	—	3,013,505,912
Consumer Staples	1,778,699,762	80,771	—	1,778,780,533
Energy	2,027,929,142	—	—	2,027,929,142
Financials	3,946,920,511	3,050	—	3,946,923,561
Health Care	3,170,881,568	8,561,704	$1,164,230	3,180,607,502
Industrials	3,640,135,865	845,401	13,390	3,640,994,656
Information Technology	6,408,675,532	634,117	—	6,409,309,649
Materials	1,083,638,441	—	87,017	1,083,725,458
Real Estate	77,427,815	41,607	—	77,469,422
Utilities	606,789,891	—	—	606,789,891
Preferred Stocks
Communication Services	193,537	—	—	193,537
Consumer Discretionary	234,621	—	—	234,621
Industrials	1,437,507	—	—	1,437,507
Temporary Cash Investments	283,594,942	—	—	283,594,942

37

U.S. CORE EQUITY 1 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$426,456,306	—		$426,456,306
Futures Contracts**	$(6,275,455)	—	—		(6,275,455)

TOTAL	$28,118,733,943	$436,781,500	$1,264,637	^	$28,556,780,080

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

38

U.S. CORE EQUITY 2 PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
COMMUNICATION SERVICES — (6.3%)
* Alphabet, Inc., Class A	2,402,168	$298,061,005	1.1%
* Alphabet, Inc., Class C	2,091,630	262,081,239	1.0%
Comcast Corp., Class A	3,103,081	128,126,214	0.5%
* Meta Platforms, Inc., Class A	1,408,050	424,203,223	1.5%
Verizon Communications, Inc.	3,035,075	106,622,185	0.4%
Other Securities		576,870,755	1.9%

TOTAL COMMUNICATION SERVICES		1,795,964,621	6.4%

CONSUMER DISCRETIONARY — (9.7%)
* Amazon.com, Inc.	3,133,368	417,019,947	1.5%
Home Depot, Inc.	491,255	139,855,386	0.5%
* Tesla, Inc.	399,380	80,211,479	0.3%
Other Securities		2,126,307,440	7.6%

TOTAL CONSUMER DISCRETIONARY		2,763,394,252	9.9%

CONSUMER STAPLES — (6.1%)
Coca-Cola Co.	1,697,114	95,869,970	0.4%
Costco Wholesale Corp.	157,001	86,733,632	0.3%
PepsiCo, Inc.	986,623	161,095,803	0.6%
Procter & Gamble Co.	1,467,734	220,204,132	0.8%
Walmart, Inc.	819,313	133,883,937	0.5%
Other Securities		1,028,877,732	3.6%

TOTAL CONSUMER STAPLES		1,726,665,206	6.2%

ENERGY — (6.5%)
Chevron Corp.	1,202,644	175,261,310	0.6%
ConocoPhillips	1,162,116	138,059,381	0.5%
Exxon Mobil Corp.	3,081,650	326,192,653	1.2%
Other Securities		1,202,066,648	4.3%

TOTAL ENERGY		1,841,579,992	6.6%

FINANCIALS — (14.8%)
American Express Co.	509,806	74,446,970	0.3%
Bank of America Corp.	3,352,939	88,316,413	0.3%
* Berkshire Hathaway, Inc., Class B	840,748	286,972,515	1.0%
JPMorgan Chase & Co.	1,948,863	271,008,889	1.0%
Mastercard, Inc., Class A	517,493	194,758,491	0.7%
# Visa, Inc., Class A	799,533	187,970,208	0.7%
Other Securities		3,096,594,625	11.0%

TOTAL FINANCIALS		4,200,068,111	15.0%

HEALTH CARE — (11.2%)
AbbVie, Inc.	1,169,550	165,117,069	0.6%
Amgen, Inc.	365,932	93,568,812	0.3%
Cigna Group	242,211	74,891,641	0.3%
Elevance Health, Inc.	160,699	72,329,013	0.3%
Eli Lilly & Co.	538,596	298,344,482	1.1%
Johnson & Johnson	1,877,750	278,545,435	1.0%
Merck & Co., Inc.	1,861,625	191,188,887	0.7%
Pfizer, Inc.	3,347,749	102,307,209	0.4%

39

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
UnitedHealth Group, Inc.	338,127	$181,087,296	0.7%
Other Securities		1,741,146,813	6.1%

TOTAL HEALTH CARE		3,198,526,657	11.5%

INDUSTRIALS — (14.6%)
Caterpillar, Inc.	426,704	96,456,439	0.4%
Deere & Co.	217,159	79,341,212	0.3%
Lockheed Martin Corp.	161,715	73,522,108	0.3%
Union Pacific Corp.	574,109	119,190,769	0.4%
Other Securities		3,774,255,418	13.4%

TOTAL INDUSTRIALS		4,142,765,946	14.8%

INFORMATION TECHNOLOGY — (21.8%)
Accenture PLC, Class A	449,831	133,640,292	0.5%
* Adobe, Inc.	211,804	112,692,436	0.4%
Apple, Inc.	8,359,320	1,427,521,076	5.1%
Applied Materials, Inc.	712,387	94,284,419	0.3%
Broadcom, Inc.	284,762	239,590,204	0.9%
Cisco Systems, Inc.	2,916,573	152,040,950	0.6%
Intel Corp.	1,953,693	71,309,794	0.3%
International Business Machines Corp.	547,292	79,160,315	0.3%
Microsoft Corp.	4,372,022	1,478,224,358	5.3%
NVIDIA Corp.	671,538	273,853,196	1.0%
Oracle Corp.	819,046	84,689,356	0.3%
QUALCOMM, Inc.	817,724	89,123,739	0.3%
Texas Instruments, Inc.	673,110	95,588,351	0.4%
Other Securities		1,884,266,320	6.6%

TOTAL INFORMATION TECHNOLOGY		6,215,984,806	22.3%

MATERIALS — (4.3%)
Linde PLC	189,850	72,553,076	0.3%
Other Securities		1,148,418,796	4.1%

TOTAL MATERIALS		1,220,971,872	4.4%

REAL ESTATE — (0.3%)
Other Securities		92,497,729	0.3%

UTILITIES — (1.6%)
Other Securities		447,134,143	1.6%

TOTAL COMMON STOCKS		27,645,553,335	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		198,177	0.0%

CONSUMER DISCRETIONARY — (0.0%)
Other Security		372,303	0.0%

40

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,961,510	0.0%

TOTAL PREFERRED STOCKS		2,531,990	0.0%

TOTAL INVESTMENT SECURITIES (Cost $12,317,882,538)		27,648,085,325

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	254,955,004	254,955,004	0.9%

SECURITIES LENDING COLLATERAL — (1.9%)
@§ The DFA Short Term Investment Fund	46,538,732	538,313,515	1.9%

TOTAL INVESTMENTS—(100.0%) (Cost $13,111,162,744)		$28,441,353,844	101.8%

As of October 31, 2023, U.S. Core Equity 2 Portfolio had entered into the following outstanding futures contracts:

					Unrealized
	Number of	Expiration	Notional	Market	Appreciation
Description	Contracts	Date	Value	Value	(Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	1,140	12/15/23	$250,320,659	$240,098,250	$(10,222,409)

Total Futures Contracts			$250,320,659	$240,098,250	$(10,222,409)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,795,753,974	$210,647	—	$1,795,964,621
Consumer Discretionary	2,763,390,787	3,465	—	2,763,394,252
Consumer Staples	1,726,557,060	108,146	—	1,726,665,206
Energy	1,841,579,992	—	—	1,841,579,992
Financials	4,199,974,528	93,583	—	4,200,068,111
Health Care	3,192,408,877	4,551,771	$1,566,009	3,198,526,657
Industrials	4,140,919,149	1,833,704	13,093	4,142,765,946
Information Technology	6,215,378,716	605,739	351	6,215,984,806
Materials	1,220,849,838	—	122,034	1,220,971,872
Real Estate	92,372,307	125,422	—	92,497,729
Utilities	447,134,143	—	—	447,134,143
Preferred Stocks
Communication Services	198,177	—	—	198,177
Consumer Discretionary	372,303	—	—	372,303
Industrials	1,961,510	—	—	1,961,510
Temporary Cash Investments	254,955,004	—	—	254,955,004

41

U.S. CORE EQUITY 2 PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$538,313,515	—		$538,313,515
Futures Contracts**	$(10,222,409)	—	—		(10,222,409)

TOTAL	$27,883,583,956	$545,845,992	$1,701,487	^	$28,431,131,435

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

42

U.S. VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (93.5%)
COMMUNICATION SERVICES — (5.4%)
*	Alphabet, Inc., Class A	170,641	$21,173,135	0.5%
*	Alphabet, Inc., Class C	174,880	21,912,464	0.5%
	Comcast Corp., Class A	440,297	18,179,863	0.5%
*	Meta Platforms, Inc., Class A	140,513	42,332,352	1.1%
	Verizon Communications, Inc.	508,612	17,867,540	0.5%
	Other Securities		111,776,804	2.6%

TOTAL COMMUNICATION SERVICES			233,242,158	5.7%

CONSUMER DISCRETIONARY — (10.5%)
*	Amazon.com, Inc.	314,432	41,847,755	1.0%
	DR Horton, Inc.	125,278	13,079,023	0.3%
	Lennar Corp., Class A	87,862	9,373,118	0.2%
	PulteGroup, Inc.	146,869	10,808,090	0.3%
	Other Securities		377,184,961	9.3%

TOTAL CONSUMER DISCRETIONARY			452,292,947	11.1%

CONSUMER STAPLES — (4.6%)
	Bunge Ltd.	94,400	10,004,512	0.3%
	Procter & Gamble Co.	90,151	13,525,355	0.3%
	Walmart, Inc.	63,339	10,350,226	0.3%
	Other Securities		165,914,139	4.0%

TOTAL CONSUMER STAPLES			199,794,232	4.9%

ENERGY — (10.0%)
	Chevron Corp.	191,690	27,934,984	0.7%
	ConocoPhillips	107,669	12,791,077	0.3%
	Coterra Energy, Inc.	441,905	12,152,387	0.3%
	Diamondback Energy, Inc.	78,089	12,519,228	0.3%
	EOG Resources, Inc.	74,939	9,461,049	0.2%
	EQT Corp.	216,761	9,186,331	0.2%
	Exxon Mobil Corp.	559,346	59,206,774	1.5%
	HF Sinclair Corp.	169,076	9,363,429	0.2%
	Marathon Petroleum Corp.	85,987	13,005,534	0.3%
	Valero Energy Corp.	94,078	11,947,906	0.3%
	Other Securities		251,462,017	6.3%

TOTAL ENERGY			429,030,716	10.6%

FINANCIALS — (20.6%)
*	Arch Capital Group Ltd.	105,193	9,118,129	0.2%
	Bank of America Corp.	491,054	12,934,362	0.3%
*	Berkshire Hathaway, Inc., Class B	110,049	37,563,025	0.9%
	Capital One Financial Corp.	94,015	9,522,779	0.2%
	First Citizens BancShares, Inc., Class A	6,764	9,339,325	0.2%
	Hartford Financial Services Group, Inc.	139,081	10,215,499	0.3%
	JPMorgan Chase & Co.	273,311	38,006,628	0.9%
	Morgan Stanley	152,000	10,764,640	0.3%
	Travelers Cos., Inc.	107,477	17,995,949	0.5%
	Wells Fargo & Co.	220,608	8,773,580	0.2%
	Other Securities		724,799,241	17.8%

TOTAL FINANCIALS			889,033,157	21.8%

43

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (8.9%)
Cigna Group	32,553	$10,065,388	0.3%
Johnson & Johnson	176,784	26,224,139	0.7%
Merck & Co., Inc.	111,689	11,470,460	0.3%
Pfizer, Inc.	497,846	15,214,174	0.4%
UnitedHealth Group, Inc.	24,210	12,965,908	0.3%
Other Securities		307,343,490	7.4%

TOTAL HEALTH CARE		383,283,559	9.4%

INDUSTRIALS — (16.6%)
Johnson Controls International PLC	191,481	9,386,399	0.2%
# RTX Corp.	107,084	8,715,567	0.2%
Other Securities		697,792,969	17.2%

TOTAL INDUSTRIALS.		715,894,935	17.6%

INFORMATION TECHNOLOGY — (8.7%)
Cisco Systems, Inc.	205,622	10,719,075	0.3%
Intel Corp.	359,241	13,112,296	0.3%
# Jabil, Inc.	74,660	9,168,248	0.2%
Micron Technology, Inc.	133,994	8,960,179	0.2%
#* Super Micro Computer, Inc.	40,553	9,711,227	0.2%
Other Securities		324,147,779	8.0%

TOTAL INFORMATION TECHNOLOGY		375,818,804	9.2%

MATERIALS — (6.7%)
Dow, Inc.	212,547	10,274,522	0.3%
Linde PLC	28,454	10,873,981	0.3%
Nucor Corp.	112,169	16,577,457	0.4%
Reliance Steel & Aluminum Co.	43,567	11,082,573	0.3%
Steel Dynamics, Inc.	126,737	13,498,758	0.3%
Other Securities		225,830,862	5.5%

TOTAL MATERIALS		288,138,153	7.1%

REAL ESTATE — (0.5%)
Other Securities		22,271,455	0.6%

UTILITIES — (1.0%)
Other Securities		41,257,206	1.0%

TOTAL COMMON STOCKS		4,030,057,322	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		207,803	0.0%

INDUSTRIALS — (0.0%)
Other Security		784,790	0.0%

TOTAL PREFERRED STOCKS		992,593	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,145,727,662)		4,031,049,915

44

U.S. VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	40,621,609	$40,621,609	1.0%

SECURITIES LENDING COLLATERAL — (5.5%)
@§ The DFA Short Term Investment Fund	20,608,919	238,383,371	5.8%

TOTAL INVESTMENTS—(100.0%) (Cost $2,424,737,540)		$4,310,054,895	105.8%

As of October 31, 2023, U.S. Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	169	12/15/23	$36,460,756	$35,593,512	$(867,244)

Total Futures Contracts			$36,460,756	$35,593,512	$(867,244)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$233,159,744	$82,414	—	$233,242,158
Consumer Discretionary	452,256,924	36,023	—	452,292,947
Consumer Staples	199,726,553	67,679	—	199,794,232
Energy	429,030,716	—	—	429,030,716
Financials	888,972,569	60,588	—	889,033,157
Health Care	379,774,600	2,709,831	$799,128	383,283,559
Industrials	715,440,824	447,973	6,138	715,894,935
Information Technology	375,560,792	258,012	—	375,818,804
Materials	288,102,826	—	35,327	288,138,153
Real Estate	22,257,586	13,869	—	22,271,455
Utilities	41,257,206	—	—	41,257,206
Preferred Stocks
Communication Services	207,803	—	—	207,803
Industrials	784,790	—	—	784,790
Temporary Cash Investments	40,621,609	—	—	40,621,609
Securities Lending Collateral	—	238,383,371	—	238,383,371
Futures Contracts**	(867,244)	—	—	(867,244)

TOTAL	$4,066,287,298	$242,059,760	$840,593^	$4,309,187,651

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

45

U.S. SMALL CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (92.0%)
COMMUNICATION SERVICES — (2.2%)
	Other Securities		$306,988,974	2.4%

CONSUMER DISCRETIONARY — (12.7%)
#*	Asbury Automotive Group, Inc.	149,820	28,671,053	0.2%
	Murphy USA, Inc.	120,485	43,698,705	0.4%
*	Taylor Morrison Home Corp.	796,952	30,539,201	0.2%
	Other Securities		1,633,805,520	12.8%

TOTAL CONSUMER DISCRETIONARY			1,736,714,479	13.6%

CONSUMER STAPLES — (4.4%)
	Coca-Cola Consolidated, Inc.	54,568	34,727,621	0.3%
	Inter Parfums, Inc.	232,833	29,595,403	0.2%
*	Sprouts Farmers Market, Inc.	651,201	27,363,466	0.2%
	Other Securities		511,618,408	4.0%

TOTAL CONSUMER STAPLES			603,304,898	4.7%

ENERGY — (6.1%)
#	SM Energy Co.	732,318	29,527,062	0.2%
	TechnipFMC PLC	1,654,034	35,594,812	0.3%
	Other Securities		775,782,252	6.1%

TOTAL ENERGY			840,904,126	6.6%

FINANCIALS — (18.3%)
*	American Equity Investment Life Holding Co.	667,310	35,340,738	0.3%
	Evercore, Inc., Class A	267,875	34,871,967	0.3%
	FirstCash Holdings, Inc.	307,746	33,519,694	0.3%
	RLI Corp.	245,534	32,714,950	0.3%
	Selective Insurance Group, Inc.	396,604	41,290,442	0.3%
	White Mountains Insurance Group Ltd.	19,400	27,756,550	0.2%
	Other Securities		2,302,078,856	18.0%

TOTAL FINANCIALS			2,507,573,197	19.7%

HEALTH CARE — (8.3%)
#*	CorVel Corp.	154,210	29,907,487	0.2%
	Ensign Group, Inc.	424,098	40,967,867	0.3%
*	Medpace Holdings, Inc.	122,098	29,629,522	0.2%
*	Merit Medical Systems, Inc.	403,213	27,716,862	0.2%
	Other Securities		1,003,324,962	8.0%

TOTAL HEALTH CARE			1,131,546,700	8.9%

INDUSTRIALS — (19.9%)
#	AAON, Inc.	594,244	32,374,413	0.3%
	Applied Industrial Technologies, Inc.	272,046	41,761,781	0.3%
*	ASGN, Inc.	358,128	29,889,363	0.2%
#*	Atkore, Inc.	257,880	32,049,326	0.3%
*	Beacon Roofing Supply, Inc.	459,437	32,698,131	0.3%
	Boise Cascade Co.	305,055	28,598,906	0.2%
*	Casella Waste Systems, Inc., Class A	371,267	28,012,095	0.2%
	Comfort Systems USA, Inc.	264,955	48,182,067	0.4%
*	ExlService Holdings, Inc.	1,206,714	31,507,303	0.3%

46

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
# Exponent, Inc.	378,072	$27,708,897	0.2%
Franklin Electric Co., Inc.	336,851	29,211,719	0.2%
* FTI Consulting, Inc.	175,457	37,242,503	0.3%
MSA Safety, Inc.	259,156	40,915,549	0.3%
# Mueller Industries, Inc.	819,400	30,899,574	0.3%
#* Saia, Inc.	106,690	38,247,298	0.3%
Simpson Manufacturing Co., Inc.	339,115	45,163,336	0.4%
# Timken Co.	427,105	29,521,498	0.2%
UFP Industries, Inc.	450,474	42,871,611	0.3%
Watts Water Technologies, Inc., Class A	200,814	34,742,830	0.3%
Other Securities		2,067,206,400	16.1%

TOTAL INDUSTRIALS		2,728,804,600	21.4%

INFORMATION TECHNOLOGY — (11.2%)
Amkor Technology, Inc.	1,436,396	29,963,221	0.2%
#* Axcelis Technologies, Inc.	238,962	30,467,655	0.2%
Badger Meter, Inc.	216,759	30,031,959	0.2%
* Fabrinet	263,526	40,846,530	0.3%
#* Insight Enterprises, Inc.	259,027	37,118,569	0.3%
#* Novanta, Inc.	254,279	33,580,085	0.3%
* Onto Innovation, Inc.	287,368	32,291,542	0.3%
Power Integrations, Inc.	417,917	28,974,186	0.2%
#* Qualys, Inc.	267,321	40,886,747	0.3%
* Rambus, Inc.	632,279	34,351,718	0.3%
Other Securities		1,195,280,036	9.4%

TOTAL INFORMATION TECHNOLOGY		1,533,792,248	12.0%

MATERIALS — (5.5%)
Commercial Metals Co.	723,546	30,598,760	0.2%
Element Solutions, Inc.	1,758,427	32,056,124	0.3%
Other Securities		694,204,672	5.5%

TOTAL MATERIALS		756,859,556	6.0%

REAL ESTATE — (0.6%)
Other Securities		85,141,466	0.7%

UTILITIES — (2.8%)
Other Securities		382,106,474	3.0%

TOTAL COMMON STOCKS		12,613,736,718	99.0%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
Other Security		206,719	0.0%

INDUSTRIALS — (0.0%)
Other Security		3,530,904	0.0%

TOTAL PREFERRED STOCKS		3,737,623	0.0%

TOTAL INVESTMENT SECURITIES (Cost $8,046,257,818)		12,617,474,341

47

U.S. SMALL CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	133,341,708	$133,341,708	1.0%

SECURITIES LENDING COLLATERAL — (7.0%)
@§ The DFA Short Term Investment Fund	83,406,880	964,767,376	7.6%

TOTAL INVESTMENTS—(100.0%) (Cost $9,144,377,423)		$13,715,583,425	107.6%

As of October 31, 2023, U.S. Small Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	584	12/15/23	$127,802,078	$122,997,700	$(4,804,378)

Total Futures Contracts			$127,802,078	$122,997,700	$(4,804,378)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$306,953,094	$35,880	—	$306,988,974
Consumer Discretionary	1,736,714,479	—	—	1,736,714,479
Consumer Staples	603,153,743	151,155	—	603,304,898
Energy	840,904,126	—	—	840,904,126
Financials	2,507,413,278	159,919	—	2,507,573,197
Health Care	1,124,180,750	4,202,171	$3,163,779	1,131,546,700
Industrials	2,728,777,230	12,664	14,706	2,728,804,600
Information Technology	1,533,785,183	—	7,065	1,533,792,248
Materials	756,535,796	—	323,760	756,859,556
Real Estate	85,132,220	9,246	—	85,141,466
Utilities	382,106,474	—	—	382,106,474
Preferred Stocks
Communication Services	206,719	—	—	206,719
Industrials	3,530,904	—	—	3,530,904
Temporary Cash Investments	133,341,708	—	—	133,341,708
Securities Lending Collateral	—	964,767,376	—	964,767,376
Futures Contracts**	(4,804,378)	—	—	(4,804,378)

TOTAL	$12,737,931,326	$969,338,411	$3,509,310^	$13,710,779,047

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

48

U.S. MICRO CAP PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (91.5%)
COMMUNICATION SERVICES — (2.8%)
	Other Securities		$184,347,188	3.1%

CONSUMER DISCRETIONARY — (13.1%)
#*	Abercrombie & Fitch Co., Class A	309,087	18,798,671	0.3%
*	Cavco Industries, Inc.	67,389	16,814,229	0.3%
#	Group 1 Automotive, Inc.	70,962	17,905,841	0.3%
*	ODP Corp.	354,824	15,938,694	0.3%
#*	Stride, Inc.	307,962	16,931,751	0.3%
#*	Topgolf Callaway Brands Corp.	1,345,026	16,436,218	0.3%
*	Tri Pointe Homes, Inc.	625,733	15,680,869	0.3%
	Winmark Corp.	42,095	16,977,755	0.3%
	Other Securities		717,025,676	11.8%

TOTAL CONSUMER DISCRETIONARY			852,509,704	14.2%

CONSUMER STAPLES — (4.4%)
*	Hostess Brands, Inc.	641,577	21,428,672	0.4%
	Other Securities		264,595,095	4.3%

TOTAL CONSUMER STAPLES			286,023,767	4.7%

ENERGY — (5.9%)
#*	CNX Resources Corp.	1,161,237	25,222,068	0.4%
	Patterson-UTI Energy, Inc.	1,213,600	15,412,720	0.3%
	Scorpio Tankers, Inc.	281,079	15,782,586	0.3%
#*	Tidewater, Inc.	228,378	15,609,636	0.3%
	Other Securities		310,816,497	5.1%

TOTAL ENERGY			382,843,507	6.4%

FINANCIALS — (18.9%)
#	BancFirst Corp.	237,248	19,243,185	0.3%
*	Bancorp, Inc.	494,971	17,645,716	0.3%
	First BanCorp.	1,576,127	21,041,295	0.4%
*	NMI Holdings, Inc., Class A	581,320	15,899,102	0.3%
	Piper Sandler Cos	134,207	18,768,849	0.3%
	Other Securities		1,132,438,648	18.7%

TOTAL FINANCIALS			1,225,036,795	20.3%

HEALTH CARE — (9.9%)
#*	Amphastar Pharmaceuticals, Inc.	363,850	16,471,489	0.3%
#*	CorVel Corp.	162,450	31,505,553	0.5%
#*	Krystal Biotech, Inc.	144,924	16,937,268	0.3%
#*	Prestige Consumer Healthcare, Inc.	285,192	16,928,997	0.3%
	Other Securities		560,138,292	9.3%

TOTAL HEALTH CARE			641,981,599	10.7%

INDUSTRIALS — (18.8%)
*	AAR Corp.	264,917	15,725,473	0.3%
*	AeroVironment, Inc.	151,819	17,407,567	0.3%
#	ArcBest Corp.	191,857	20,889,390	0.4%
	Boise Cascade Co.	282,825	26,514,844	0.4%
*	CBIZ, Inc.	406,188	21,105,528	0.4%

49

U.S. MICRO CAP PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
#	Encore Wire Corp.	95,610	$17,097,936	0.3%
	ESCO Technologies, Inc.	174,924	17,006,111	0.3%
	Federal Signal Corp.	294,799	17,110,134	0.3%
	Griffon Corp.	402,713	16,084,357	0.3%
*	Huron Consulting Group, Inc.	170,273	16,918,325	0.3%
	ICF International, Inc.	129,423	16,401,777	0.3%
#	Kadant, Inc.	84,503	18,590,660	0.3%
	Matson, Inc.	225,848	19,660,068	0.3%
	McGrath RentCorp.	184,266	18,537,160	0.3%
*	MYR Group, Inc.	136,039	15,757,397	0.3%
*	SPX Technologies, Inc.	213,251	17,085,670	0.3%
#	Veritiv Corp.	163,485	27,695,994	0.5%
	Other Securities		904,851,083	14.7%

TOTAL INDUSTRIALS			1,224,439,474	20.3%

INFORMATION TECHNOLOGY — (10.1%)
*	Agilysys, Inc.	187,965	16,125,517	0.3%
*	FormFactor, Inc.	482,486	16,346,626	0.3%
#*	Insight Enterprises, Inc.	110,317	15,808,426	0.3%
#	Kulicke & Soffa Industries, Inc.	372,420	15,496,396	0.3%
*	Plexus Corp.	205,049	20,160,418	0.3%
	Progress Software Corp.	298,601	15,342,119	0.3%
	Other Securities		559,254,402	9.1%

TOTAL INFORMATION TECHNOLOGY			658,533,904	10.9%

MATERIALS — (4.6%)
	Carpenter Technology Corp.	256,503	16,087,868	0.3%
	Innospec, Inc.	180,162	17,655,876	0.3%
	Other Securities		265,691,778	4.4%

TOTAL MATERIALS			299,435,522	5.0%

REAL ESTATE — (0.9%)
#	St. Joe Co.	421,390	19,653,630	0.3%
	Other Securities		39,060,162	0.7%

TOTAL REAL ESTATE			58,713,792	1.0%

UTILITIES — (2.1%)
#	Otter Tail Corp.	270,818	20,836,737	0.3%
	Other Securities		114,601,353	1.9%

TOTAL UTILITIES			135,438,090	2.2%

TOTAL COMMON STOCKS			5,949,303,342	98.8%

PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Other Security		208,388	0.0%

50

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (0.0%)
Other Security		$1,480,270	0.0%

TOTAL PREFERRED STOCKS		1,688,658	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,889,420,079)		5,950,992,000

TEMPORARY CASH INVESTMENTS — (1.2%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	77,987,612	77,987,612	1.3%

SECURITIES LENDING COLLATERAL — (7.3%)
@§ The DFA Short Term Investment Fund	40,918,878	473,308,657	7.9%

TOTAL INVESTMENTS—(100.0%) (Cost $4,440,720,434)		$6,502,288,269	108.0%

As of October 31, 2023, U.S. Micro Cap Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	327	12/15/23	$72,742,352	$68,870,287	$(3,872,065)

Total Futures Contracts			$72,742,352	$68,870,287	$(3,872,065)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$184,198,685	$148,503	—	$184,347,188
Consumer Discretionary	852,365,642	144,062	—	852,509,704
Consumer Staples	285,422,175	601,592	—	286,023,767
Energy	382,791,084	—	$52,423	382,843,507
Financials	1,224,445,906	590,889	—	1,225,036,795
Health Care	640,344,635	149,916	1,487,048	641,981,599
Industrials	1,224,384,366	—	55,108	1,224,439,474
Information Technology	658,530,980	—	2,924	658,533,904
Materials	299,257,383	—	178,139	299,435,522
Real Estate	58,588,971	124,821	—	58,713,792
Utilities	135,438,090	—	—	135,438,090
Preferred Stocks
Communication Services	208,388	—	—	208,388
Industrials	1,480,270	—	—	1,480,270
Temporary Cash Investments	77,987,612	—	—	77,987,612

51

U.S. MICRO CAP PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	—	$473,308,657	—	$473,308,657
Futures Contracts**	$(3,872,065)	—	—	(3,872,065)

TOTAL	$6,021,572,122	$475,068,440	$1,775,642^	$6,498,416,204

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

52

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.4%)
COMMUNICATION SERVICES — (1.0%)
Other Securities		$46,032,932	1.0%

CONSUMER DISCRETIONARY — (9.1%)
Home Depot, Inc.	413,294	117,660,669	2.7%
NIKE, Inc., Class B	292,943	30,105,752	0.7%
Ross Stores, Inc.	296,058	34,333,846	0.8%
TJX Cos., Inc.	600,719	52,905,322	1.2%
Other Securities		165,999,851	3.8%

TOTAL CONSUMER DISCRETIONARY		401,005,440	9.2%

CONSUMER STAPLES — (9.9%)
Altria Group, Inc.	622,027	24,986,825	0.6%
Coca-Cola Co.	1,429,132	80,731,667	1.8%
Kroger Co.	743,305	33,723,748	0.8%
PepsiCo, Inc.	664,457	108,492,539	2.5%
Procter & Gamble Co.	274,144	41,129,824	0.9%
Target Corp.	269,232	29,828,213	0.7%
Other Securities		119,243,725	2.7%

TOTAL CONSUMER STAPLES		438,136,541	10.0%

ENERGY — (6.0%)
ConocoPhillips	608,929	72,340,765	1.7%
Hess Corp.	172,808	24,953,475	0.6%
Occidental Petroleum Corp.	557,073	34,432,682	0.8%
Other Securities		131,941,626	2.9%

TOTAL ENERGY		263,668,548	6.0%

FINANCIALS — (10.6%)
American Express Co.	314,679	45,952,574	1.1%
Ameriprise Financial, Inc.	106,466	33,491,010	0.8%
Aon PLC, Class A	80,133	24,793,150	0.6%
Mastercard, Inc., Class A	342,337	128,838,530	2.9%
# Visa, Inc., Class A	745,026	175,155,613	4.0%
Other Securities		56,630,437	1.2%

TOTAL FINANCIALS		464,861,314	10.6%

HEALTH CARE — (14.9%)
AbbVie, Inc.	814,342	114,968,804	2.6%
Amgen, Inc.	263,714	67,431,670	1.6%
Bristol-Myers Squibb Co.	1,046,076	53,904,296	1.2%
Eli Lilly & Co.	376,072	208,317,563	4.8%
Gilead Sciences, Inc.	694,162	54,519,483	1.3%
Johnson & Johnson	219,813	32,607,060	0.8%
Zoetis, Inc.	201,953	31,706,621	0.7%
Other Securities		92,910,272	2.0%

TOTAL HEALTH CARE		656,365,769	15.0%

INDUSTRIALS — (15.1%)
Automatic Data Processing, Inc.	186,986	40,804,085	0.9%
Caterpillar, Inc.	272,530	61,605,406	1.4%

53

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Deere & Co.	147,838	$54,014,092	1.2%
Illinois Tool Works, Inc.	135,400	30,345,848	0.7%
Lockheed Martin Corp.	112,034	50,935,138	1.2%
Union Pacific Corp.	308,247	63,995,160	1.5%
United Parcel Service, Inc., Class B	392,703	55,469,299	1.3%
United Rentals, Inc.	80,731	32,798,583	0.8%
Waste Management, Inc.	218,335	35,878,991	0.8%
WW Grainger, Inc.	44,501	32,478,165	0.8%
Other Securities		205,679,910	4.6%

TOTAL INDUSTRIALS		664,004,677	15.2%

INFORMATION TECHNOLOGY — (29.5%)
Accenture PLC, Class A	202,679	60,213,904	1.4%
* Adobe, Inc.	109,821	58,431,361	1.3%
Apple, Inc.	1,248,885	213,272,091	4.9%
Applied Materials, Inc.	493,558	65,322,401	1.5%
Broadcom, Inc.	206,313	173,585,569	4.0%
International Business Machines Corp.	476,470	68,916,621	1.6%
KLA Corp.	63,657	29,899,693	0.7%
Lam Research Corp.	72,492	42,641,244	1.0%
Microsoft Corp.	710,113	240,096,306	5.5%
Oracle Corp.	745,006	77,033,620	1.8%
QUALCOMM, Inc.	560,047	61,039,523	1.4%
Texas Instruments, Inc.	450,160	63,927,222	1.5%
Other Securities		142,965,743	3.1%

TOTAL INFORMATION TECHNOLOGY		1,297,345,298	29.7%

MATERIALS — (2.2%)
Nucor Corp.	244,758	36,172,785	0.8%
Sherwin-Williams Co.	103,032	24,543,253	0.6%
Other Securities		34,562,855	0.8%

TOTAL MATERIALS		95,278,893	2.2%

UTILITIES — (0.1%)
Other Security		3,984,740	0.1%

TOTAL COMMON STOCKS (Cost $3,228,324,816)		4,330,684,152	99.0%

TEMPORARY CASH INVESTMENTS — (0.8%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	36,591,693	36,591,693	0.8%

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	2,955,468	34,185,901	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $3,299,102,410)		$4,401,461,746	100.6%

54

U.S. HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

As of October 31, 2023, U.S. High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	152	12/15/23	$33,376,088	$32,013,100	$(1,362,988)

Total Futures Contracts			$33,376,088	$32,013,100	$(1,362,988)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$46,032,932	—	—	$46,032,932
Consumer Discretionary	401,005,440	—	—	401,005,440
Consumer Staples	438,136,541	—	—	438,136,541
Energy	263,668,548	—	—	263,668,548
Financials	464,861,314	—	—	464,861,314
Health Care	656,365,769	—	—	656,365,769
Industrials	664,004,677	—	—	664,004,677
Information Technology	1,297,345,298	—	—	1,297,345,298
Materials	95,278,893	—	—	95,278,893
Utilities	3,984,740	—	—	3,984,740
Temporary Cash Investments	36,591,693	—	—	36,591,693
Securities Lending Collateral	—	$34,185,901	—	34,185,901
Futures Contracts**	(1,362,988)	—	—	(1,362,988)

TOTAL	$4,365,912,857	$34,185,901	—	$4,400,098,758

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

55

DFA REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (97.0%)
REAL ESTATE — (97.0%)
Agree Realty Corp.	607,919	$34,006,989	0.5%
Alexandria Real Estate Equities, Inc.	1,002,847	93,395,141	1.5%
American Homes 4 Rent, Class A	1,978,285	64,769,051	1.0%
American Tower Corp.	2,835,558	505,268,080	8.0%
Americold Realty Trust, Inc.	1,647,197	43,189,505	0.7%
AvalonBay Communities, Inc.	863,843	143,173,339	2.3%
Boston Properties, Inc.	907,105	48,593,615	0.8%
Brixmor Property Group, Inc.	1,833,888	38,126,532	0.6%
Camden Property Trust	649,461	55,126,250	0.9%
Crown Castle, Inc.	2,639,906	245,458,460	3.9%
CubeSmart	1,367,451	46,616,405	0.7%
Digital Realty Trust, Inc.	1,842,132	229,087,536	3.6%
EastGroup Properties, Inc.	280,891	45,855,456	0.7%
Equinix, Inc.	571,068	416,674,056	6.6%
Equity LifeStyle Properties, Inc.	1,077,089	70,872,456	1.1%
Equity Residential	2,190,275	121,187,916	1.9%
Essex Property Trust, Inc.	390,410	83,516,507	1.3%
Extra Space Storage, Inc.	1,285,139	133,127,549	2.1%
Federal Realty Investment Trust	446,296	40,697,732	0.6%
First Industrial Realty Trust, Inc.	804,594	34,034,326	0.5%
Gaming & Leisure Properties, Inc.	1,600,786	72,659,677	1.1%
Healthcare Realty Trust, Inc., Class A	2,316,655	33,243,999	0.5%
Healthpeak Properties, Inc.	3,330,153	51,783,879	0.8%
Host Hotels & Resorts, Inc.	4,328,502	67,005,211	1.1%
Invitation Homes, Inc.	3,747,040	111,249,618	1.8%
Iron Mountain, Inc.	1,775,260	104,864,608	1.7%
Kimco Realty Corp.	3,770,636	67,645,210	1.1%
Kite Realty Group Trust	1,326,989	28,291,405	0.4%
Lamar Advertising Co., Class A	532,484	43,807,459	0.7%
Mid-America Apartment Communities, Inc.	709,715	83,852,827	1.3%
NNN REIT, Inc.	1,111,875	40,394,419	0.6%
Omega Healthcare Investors, Inc.	1,522,188	50,384,423	0.8%
Prologis, Inc.	5,619,605	566,175,204	8.9%
Public Storage	962,572	229,775,562	3.6%
Realty Income Corp.	4,339,943	205,626,499	3.2%
Regency Centers Corp.	936,151	56,412,459	0.9%
Rexford Industrial Realty, Inc.	1,259,740	54,471,158	0.9%
Ryman Hospitality Properties, Inc.	344,933	29,526,265	0.5%
SBA Communications Corp.	659,264	137,542,248	2.2%
Simon Property Group, Inc.	1,990,216	218,704,836	3.5%
Spirit Realty Capital, Inc.	860,296	30,962,053	0.5%
STAG Industrial, Inc.	1,100,094	36,545,123	0.6%
Sun Communities, Inc.	756,967	84,205,009	1.3%
Terreno Realty Corp.	510,407	27,194,485	0.4%
UDR, Inc.	1,900,743	60,462,635	1.0%
Ventas, Inc.	2,447,558	103,923,313	1.6%
VICI Properties, Inc.	6,177,475	172,351,552	2.7%
Welltower, Inc.	3,155,290	263,813,797	4.2%
WP Carey, Inc.	1,302,183	69,862,118	1.1%
Other Securities		691,009,149	10.8%

TOTAL COMMON STOCKS (Cost $4,614,839,487)		6,286,523,101	99.1%

56

DFA REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
TEMPORARY CASH INVESTMENTS — (1.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	62,504,310	$62,504,310	1.0%

SECURITIES LENDING COLLATERAL — (2.0%)
@§ The DFA Short Term Investment Fund	11,262,937	130,278,393	2.1%

TOTAL INVESTMENTS—(100.0%) (Cost $4,807,622,730)		$6,479,305,804	102.2%

As of October 31, 2023, DFA Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	257	12/15/23	$57,310,037	$54,127,412	$(3,182,625)

Total Futures Contracts			$57,310,037	$54,127,412	$(3,182,625)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Real Estate	$6,286,523,101	—	—	$6,286,523,101
Temporary Cash Investments	62,504,310	—	—	62,504,310
Securities Lending Collateral	—	$130,278,393	—	130,278,393
Futures Contracts**	(3,182,625)	—	—	(3,182,625)

TOTAL	$6,345,844,786	$130,278,393	—	$6,476,123,179

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

57

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Enhanced U.S. Large Company Portfolio*	U.S. Large Cap Equity Portfolio*	U.S. Large Cap Value Portfolio	U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$21,191,309	—
Investment Securities at Value (including $3,188, $22,983, $0 and $967,650 of securities on loan, respectively)	$191,349	$1,542,172	—	$10,928,596
Temporary Cash Investments at Value & Cost	—	918	—	97,807
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $3,260, $5,197, $0 and $843,487, respectively)	3,260	5,197	—	843,471
Segregated Cash for Futures Contracts	—	—	—	5,231
Foreign Currencies at Value	2	—	—	—
Cash	2,442	—	3,802	1,501
Receivables:
Investment Securities Sold	—	9,414	—	7,861
Dividends and Interest	1,306	1,190	—	4,511
Securities Lending Income	1	7	—	143
Fund Shares Sold	17	439	6,480	4,185
Futures Margin Variation	1,259	—	—	619
Unrealized Gain on Forward Currency Contracts	213	—	—	—
Prepaid Expenses and Other Assets	9	18	62	52

Total Assets	199,858	1,559,355	21,201,653	11,893,977

LIABILITIES:
Payables:
Upon Return of Securities Loaned	3,260	5,211	—	843,875
Investment Securities Purchased	—	5,697	—	—
Fund Shares Redeemed	118	1,276	36,930	9,719
Due to Advisor	10	135	1,648	2,594
Unrealized Loss on Forward Currency Contracts	65	—	—	—
Accrued Expenses and Other Liabilities	33	95	879	674

Total Liabilities	3,486	12,414	39,457	856,862

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$196,372	$1,546,941	$21,162,196	$11,037,115

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $196,372; $1,546,941; $21,162,196 and $11,037,115 and shares outstanding of 17,756,278, 64,384,693, 528,295,694 and 412,462,204, respectively, $0.01 Par Value (1)	$11.06	$24.03	$40.06	$26.76

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	4,000,000,000	1,500,000,000

Investment Securities at Cost	$197,818	$744,785	N/A	$8,299,109

Foreign Currencies at Cost	$2	$—	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$255,110	$690,827	$13,960,390	$8,314,707
Total Distributable Earnings (Loss)	(58,738)	856,114	7,201,806	2,722,408

NET ASSETS	$196,372	$1,546,941	$21,162,196	$11,037,115

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

58

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

		U.S. Core	U.S. Core	U.S. Vector
	U.S. Small Cap	Equity 1	Equity 2	Equity
	Value Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $676,187, $624,280, $869,439 and $276,391 of securities on loan, respectively)	$12,805,304	$27,853,004	$27,648,085	$4,031,050
Temporary Cash Investments at Value & Cost	114,713	283,595	254,955	40,622
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $585,196, $426,456, $538,325 and $238,388, respectively)	585,187	426,456	538,314	238,383
Segregated Cash for Futures Contracts	5,925	13,104	12,768	1,893
Cash	1,945	196	165	79
Receivables:
Investment Securities Sold	24,082	22,934	39,653	8,736
Dividends and Interest	5,982	21,719	20,676	2,746
Securities Lending Income	156	224	220	55
Fund Shares Sold	7,504	8,499	5,001	1,793
Futures Margin Variation	701	1,550	1,510	224
Prepaid Expenses and Other Assets	61	110	88	24

Total Assets	13,551,560	28,631,391	28,521,435	4,325,605

LIABILITIES:
Payables:
Upon Return of Securities Loaned	585,252	426,872	538,816	238,474
Investment Securities Purchased	13,766	46,698	28,399	8,354
Fund Shares Redeemed	31,884	53,252	15,150	3,893
Due to Advisor	3,136	2,930	3,886	886
Accrued Expenses and Other Liabilities	924	1,314	1,544	272

Total Liabilities	634,962	531,066	587,795	251,879

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$12,916,598	$28,100,325	$27,933,640	$4,073,726

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $12,916,598; $28,100,325; $27,933,640 and $4,073,726 and shares outstanding of 337,822,583, 891,916,364, 985,056,667 and 192,903,616, respectively, $0.01 Par Value (1)	$38.23	$31.51	$28.36	$21.12

(1) NUMBER OF SHARES AUTHORIZED	3,400,000,000	3,000,000,000	4,600,000,000	2,000,000,000

Investment Securities at Cost	$9,555,555	$11,912,072	$12,317,883	$2,145,728

NET ASSETS CONSIST OF:
Paid-In Capital	$9,337,304	$12,120,902	$12,452,829	$2,095,854
Total Distributable Earnings (Loss)	3,579,294	15,979,423	15,480,811	1,977,872

NET ASSETS	$12,916,598	$28,100,325	$27,933,640	$4,073,726

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

59

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

			U.S. High	DFA Real
			Relative	Estate
	U.S. Small Cap	U.S. Micro Cap	Profitability	Securities
	Portfolio*	Portfolio*	Portfolio*	Portfolio*
ASSETS:
Investment Securities at Value (including $1,167,144, $564,244, $37,763 and $141,372 of securities on loan, respectively)	$12,617,474	$5,950,992	$4,330,684	$6,286,523
Temporary Cash Investments at Value & Cost	133,342	77,988	36,592	62,504
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $964,778, $473,313, $34,186 and $130,279, respectively)	964,767	473,309	34,186	130,278
Segregated Cash for Futures Contracts	7,195	3,662	3,405	2,878
Cash	327	1,475	—	—
Receivables:
Investment Securities Sold	4,043	4,446	4,677	—
Dividends and Interest	4,439	2,405	5,422	4,374
Securities Lending Income	261	117	11	30
Fund Shares Sold	16,439	2,469	1,651	8,346
Futures Margin Variation	774	847	1,765	341
Prepaid Expenses and Other Assets	54	23	30	29

Total Assets	13,749,115	6,517,733	4,418,423	6,495,303

LIABILITIES:
Payables:
Due to Custodian	—	—	3,267	—
Upon Return of Securities Loaned	965,355	473,491	34,181	130,585
Investment Securities Purchased	17,271	9,638	911	2,912
Fund Shares Redeemed	15,086	8,775	4,905	18,845
Due to Advisor	2,786	2,006	725	390
Accrued Expenses and Other Liabilities	797	410	321	542

Total Liabilities	1,001,295	494,320	44,310	153,274

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$12,747,820	$6,023,413	$4,374,113	$6,342,029

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $12,747,820; $6,023,413; $4,374,113 and $6,342,029 and shares outstanding of 340,195,942, 272,079,646, 242,013,243 and 191,598,706, respectively, $0.01 Par Value (1)	$37.47	$22.14	$18.07	$33.10

(1) NUMBER OF SHARES AUTHORIZED	2,000,000,000	3,000,000,000	500,000,000	1,700,000,000

Investment Securities at Cost	$8,046,258	$3,889,420	$3,228,325	$4,614,840

NET ASSETS CONSIST OF:
Paid-In Capital	$7,973,958	$3,859,123	$3,284,874	$4,625,332
Total Distributable Earnings (Loss)	4,773,862	2,164,290	1,089,239	1,716,697

NET ASSETS	$12,747,820	$6,023,413	$4,374,113	$6,342,029

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

60

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Enhanced U.S.
	Large	U.S. Large Cap
	Company	Equity	U.S. Large Cap	U.S. Targeted
	Portfolio#	Portfolio#	Value Portfolio*	Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $0 and $0, respectively)	—	—	$569,098	—
Interest	—	—	384	—
Income from Securities Lending, Net	—	—	604	—
Expenses Allocated from Affiliated Investment Companies	—	—	(24,893)	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	545,193	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $7, $0 and $315, respectively)	—	$27,303	—	$229,189
Interest	$7,140	—	—	—
Income from Securities Lending, Net	17	74	—	2,236

Total Fund Investment Income	7,157	27,377	—	231,425

Fund Expenses
Investment Management Fees	271	1,619	43,553	32,245
Accounting & Transfer Agent Fees	42	305	3,233	1,421
S&P 500® Fees	37	—	—	—
Custodian Fees	12	21	—	210
Shareholder Servicing Fees[1]
Class R1 Shares	—	—	—	18
Class R2 Shares	—	—	—	104
Filing Fees	23	32	171	148
Shareholders’ Reports	21	40	364	314
Directors’/Trustees’ Fees & Expenses	1	12	176	91
Professional Fees	3	24	218	203
Previously Waived Fees Recovered by Advisor (Note C)	1	—	—	—
Other	8	59	945	854

Total Fund Expenses	419	2,112	48,660	35,608

Fees Waived, Expenses Reimbursed by Advisor (Note C)	80	—	22,936	—
Fees Paid Indirectly (Note C)	4	—	—	—

Net Expenses	335	2,112	25,724	35,608

Net Investment Income (Loss)	6,822	25,265	519,469	195,817

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(2,528)	63,579	—	203,527
Affiliated Investment Companies Shares Sold	(1)	1	—	37
Transactions Allocated from Affiliated Investment Company**	—	—	1,275,114	—
Futures	9,122	19	—	15,355
Foreign Currency Transactions	15	—	—	—
Forward Currency Contracts	708	—	—	—
In-Kind Redemptions	—	1,670	—	508,819
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,323	46,602	—	(1,143,344)
Affiliated Investment Companies Shares	3	3	—	300
Transactions Allocated from Affiliated Investment Company	—	—	(1,930,515)	—
Futures	2,459	—	—	(4,308)
Translation of Foreign Currency-Denominated Amounts	8	—	—	—
Forward Currency Contracts	(374)	—	—	—

Net Realized and Unrealized Gain (Loss)	15,735	111,874	(655,401)	(419,614)

Net Increase (Decrease) in Net Assets Resulting from Operations	$22,557	$137,139	$(135,932)	$(223,797)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
1	Class R1 and Class R2 shares of the U.S. Targeted Value Portfolio converted into Institutional Class shares on June 9, 2023.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

61

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	U.S. Small Cap Value Portfolio#	U.S. Core Equity 1 Portfolio#	U.S. Core Equity 2 Portfolio#	U.S. Vector Equity Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $461, $145, $160 and $43, respectively)	$285,599	$506,878	$519,411	$83,007
Income from Securities Lending, Net	2,446	2,900	3,263	802

Total Investment Income	288,045	509,778	522,674	83,809

Expenses
Investment Management Fees	38,706	34,739	47,604	10,914
Accounting & Transfer Agent Fees	2,409	5,586	5,350	886
Custodian Fees	218	288	299	63
Filing Fees	169	314	259	62
Shareholders’ Reports	342	342	345	99
Directors’/Trustees’ Fees & Expenses	105	212	221	33
Professional Fees	200	442	455	63
Other	921	671	1,948	194

Total Expenses	43,070	42,594	56,481	12,314

Net Expenses	43,070	42,594	56,481	12,314

Net Investment Income (Loss)	244,975	467,184	466,193	71,495

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	499,680	(19,972)	212,512	100,955
Affiliated Investment Companies Shares Sold	178	129	45	24
Futures	16,515	7,188	17,680	648
In-Kind Redemptions	631,554	110,661	928,790	78,286
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,685,616)	1,298,012	70,927	(258,670)
Affiliated Investment Companies Shares	310	401	332	99
Futures	(10,073)	2,341	(5,760)	243

Net Realized and Unrealized Gain (Loss)	(547,452)	1,398,760	1,224,526	(78,415)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(302,477)	$1,865,944	$1,690,719	$(6,920)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

62

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	U.S. Small Cap Portfolio#	U.S. Micro Cap Portfolio#	U.S. High Relative Profitability Portfolio#	DFA Real Estate Securities Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $215, $159, $6 and $0, respectively)	$216,995	$104,237	$93,640	$268,838
Income from Securities Lending, Net	3,592	1,704	68	443

Total Investment Income	220,587	105,941	93,708	269,281

Fund Expenses
Investment Management Fees	34,674	24,759	8,868	12,831
Accounting & Transfer Agent Fees	1,993	1,096	1,011	1,369
Custodian Fees	202	125	44	75
Filing Fees	129	97	113	102
Shareholders’ Reports	297	148	148	268
Directors’/Trustees’ Fees & Expenses	104	48	35	59
Professional Fees	202	93	69	105
Other	750	249	442	591

Total Fund Expenses	38,351	26,615	10,730	15,400

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	1,815

Net Expenses	38,351	26,615	10,730	13,585

Net Investment Income (Loss)	182,236	79,326	82,978	255,696

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	271,748	124,839	(13,359)	61,871
Affiliated Investment Companies Shares Sold	133	(7)	9	(60)
Futures	12,493	5,577	559	10,056
In-Kind Redemptions	470,958	98,676	146,859	185,024
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,439,539)	(603,563)	179,761	(1,026,975)
Affiliated Investment Companies Shares	494	230	—	158
Futures	(8,721)	(5,850)	74	(5,903)

Net Realized and Unrealized Gain (Loss)	(692,434)	(380,098)	313,903	(775,829)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(510,198)	$(300,772)	$396,881	$(520,133)

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

63

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Enhanced U.S. Large Company Portfolio		U.S. Large Cap Equity Portfolio		U.S. Large Cap Value Portfolio***
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$6,822	$4,235	$25,265	$27,396	$519,469	$502,676
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(2,528)	(18,469)	63,579	55,532	—	—
Affiliated Investment Companies Shares Sold	(1)	2	1	(4)	—	—
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	1,275,114	638,941
Futures	9,122	(26,807)	19	107	—	—
Foreign Currency Transactions	15	(30)	—	—	—	—
Forward Currency Contracts	708	8,012	—	—	—	—
In-Kind Redemptions	—	—	1,670	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	6,323	(10,721)	46,602	(370,165)	—	—
Affiliated Investment Companies Shares	3	(2)	3	(5)	—	—
Transactions Allocated from Affiliated Investment Company	—	—	—	—	(1,930,515)	(2,005,602)
Futures	2,459	(30,214)	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	8	(23)	—	—	—	—
Forward Currency Contracts	(374)	3,153	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	22,557	(70,864)	137,139	(287,139)	(135,932)	(863,985)

Distributions:
Institutional Class Shares	(6,552)	(133,571)	(72,775)	(90,612)	(1,036,603)	(1,117,729)
Capital Share Transactions (1):
Shares Issued	15,615	48,491	112,800	213,960	4,366,292	4,190,043
Shares Issued in Lieu of Cash Distributions	6,531	133,398	64,304	81,512	943,718	1,033,573
Shares Redeemed	(100,420)	(145,680)	(308,325)	(504,737)	(6,270,166)	(5,256,718)

Net Increase (Decrease) from Capital Share Transactions	(78,274)	36,209	(131,221)	(209,265)	(960,156)	(33,102)

Total Increase (Decrease) in Net Assets	(62,269)	(168,226)	(66,857)	(587,016)	(2,132,691)	(2,014,816)
Net Assets
Beginning of Year	258,641	426,867	1,613,798	2,200,814	23,294,887	25,309,703

End of Year	$196,372	$258,641	$1,546,941	$1,613,798	$21,162,196	$23,294,887

(1) Shares Issued and Redeemed:
Shares Issued	1,408	3,691	4,717	8,558	103,852	96,435
Shares Issued in Lieu of Cash Distributions	601	10,160	2,749	3,061	22,435	23,697
Shares Redeemed	(9,208)	(11,934)	(12,931)	(20,072)	(148,955)	(120,437)

Net Increase (Decrease) from Shares Issued and Redeemed	(7,199)	1,917	(5,465)	(8,453)	(22,668)	(305)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

64

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Targeted Value Portfolio		U.S. Small Cap Value Portfolio		U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$195,817	$177,788	$244,975	$231,839	$467,184	$449,395
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	203,527	481,149	499,680	724,122	(19,972)	746,757
Affiliated Investment Companies Shares Sold	37	(183)	178	(244)	129	(228)
Futures	15,355	(21,845)	16,515	(14,918)	7,188	(31,585)
In-Kind Redemptions	508,819	—	631,554	—	110,661	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(1,143,344)	(802,130)	(1,685,616)	(849,358)	1,298,012	(5,000,570)
Affiliated Investment Companies Shares	300	(345)	310	(387)	401	(421)
Futures	(4,308)	398	(10,073)	4,538	2,341	(15,318)

Net Increase (Decrease) in Net Assets Resulting from Operations	(223,797)	(165,168)	(302,477)	95,592	1,865,944	(3,851,970)

Distributions:
Class R1 Shares	—	(5,129)	—	—	—	—
Class R2 Shares	—	(5,446)	—	—	—	—
Institutional Class Shares	(614,367)	(964,425)	(945,213)	(1,470,644)	(1,100,742)	(1,269,285)

Total Distributions	(614,367)	(975,000)	(945,213)	(1,470,644)	(1,100,742)	(1,269,285)

Capital Share Transactions (1):
Shares Issued	3,123,341	2,691,895	2,986,948	2,634,579	3,051,996	4,313,735
Shares Issued in Lieu of Cash Distributions	574,668	935,419	863,245	1,344,674	1,059,256	1,221,541
Shares Issued upon Conversion from Class R1 and R2	92,602	—	—	—	—	—
Shares Redeemed	(3,768,767)	(3,369,049)	(4,030,343)	(3,405,110)	(4,831,411)	(5,743,780)

Net Increase (Decrease) from Capital Share Transactions	21,844	258,265	(180,150)	574,143	(720,159)	(208,504)

Total Increase (Decrease) in Net Assets	(816,320)	(881,903)	(1,427,840)	(800,909)	45,043	(5,329,759)

Net Assets
Beginning of Year	11,853,435	12,735,338	14,344,438	15,145,347	28,055,282	33,385,041

End of Year	$11,037,115	$11,853,435	$12,916,598	$14,344,438	$28,100,325	$28,055,282

(1) Shares Issued and Redeemed:
Shares Issued	109,646	93,255	73,906	63,267	96,032	132,367
Shares Issued in Lieu of Cash Distributions	20,580	32,294	21,635	32,160	33,949	35,760
Shares Issued upon Conversion from Class R1 and R2	3,282	—	—	—	—	—
Shares Redeemed	(133,479)	(116,048)	(99,192)	(80,833)	(151,907)	(175,289)

Net Increase (Decrease) from Shares Issued and Redeemed	29	9,501	(3,651)	14,594	(21,926)	(7,162)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

65

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Core Equity 2 Portfolio		U.S. Vector Equity Portfolio		U.S. Small Cap Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$466,193	$448,257	$71,495	$70,009	$182,236	$163,574
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	212,512	908,780	100,955	159,333	271,748	597,912
Affiliated Investment Companies Shares Sold	45	(225)	24	(49)	133	(303)
Futures	17,680	(34,730)	648	(5,485)	12,493	(21,083)
In-Kind Redemptions	928,790	—	78,286	—	470,958	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	70,927	(5,092,843)	(258,670)	(594,083)	(1,439,539)	(2,273,036)
Affiliated Investment Companies Shares	332	(384)	99	(121)	494	(567)
Futures	(5,760)	(11,179)	243	(1,963)	(8,721)	(1,773)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,690,719	(3,782,324)	(6,920)	(372,359)	(510,198)	(1,535,276)

Distributions:
Institutional Class Shares	(1,250,430)	(1,676,395)	(209,532)	(387,023)	(697,129)	(1,001,810)
Capital Share Transactions (1):
Shares Issued	3,561,807	3,998,679	537,638	667,556	2,543,294	2,418,174
Shares Issued in Lieu of Cash Distributions	1,231,432	1,650,798	203,171	381,930	650,841	944,361
Shares Redeemed	(6,573,835)	(6,065,708)	(875,691)	(1,047,819)	(3,122,590)	(3,689,252)

Net Increase (Decrease) from Capital Share Transactions	(1,780,596)	(416,231)	(134,882)	1,667	71,545	(326,717)

Total Increase (Decrease) in Net Assets	(1,340,307)	(5,874,950)	(351,334)	(757,715)	(1,135,782)	(2,863,803)
Net Assets
Beginning of Year	29,273,947	35,148,897	4,425,060	5,182,775	13,883,602	16,747,405

End of Year	$27,933,640	$29,273,947	$4,073,726	$4,425,060	$12,747,820	$13,883,602

(1) Shares Issued and Redeemed:
Shares Issued	122,172	134,993	24,272	28,984	62,952	57,023
Shares Issued in Lieu of Cash Distributions	43,512	52,814	9,286	16,017	16,356	21,166
Shares Redeemed	(225,764)	(202,581)	(39,565)	(45,273)	(77,231)	(85,366)

Net Increase (Decrease) from Shares Issued and Redeemed	(60,080)	(14,774)	(6,007)	(272)	2,077	(7,177)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

66

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Micro Cap Portfolio		U.S. High Relative Profitability Portfolio		DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$79,326	$72,387	$82,978	$84,301	$255,696	$195,121
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	124,839	280,167	(13,359)	113,487	61,871	343,226
Affiliated Investment Companies Shares Sold	(7)	(141)	9	(7)	(60)	(91)
Futures	5,577	(16,098)	559	(7,134)	10,056	(10,229)
In-Kind Redemptions	98,676	37,518	146,859	—	185,024	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(603,563)	(939,247)	179,761	(678,479)	(1,026,975)	(2,500,744)
Affiliated Investment Companies Shares	230	(266)	—	—	158	(185)
Futures	(5,850)	119	74	(2,379)	(5,903)	323

Net Increase (Decrease) in Net Assets Resulting from Operations	(300,772)	(565,561)	396,881	(490,211)	(520,133)	(1,972,579)

Distributions:
Institutional Class Shares	(320,213)	(741,898)	(166,760)	(193,881)	(524,375)	(291,803)
Capital Share Transactions (1):
Shares Issued	822,690	1,087,837	1,054,944	1,190,255	1,558,787	1,555,500
Shares Issued in Lieu of Cash Distributions	293,272	683,212	165,299	193,188	493,034	263,575
Shares Redeemed	(946,998)	(1,442,021)	(1,738,549)	(1,872,690)	(2,734,210)	(2,700,865)

Net Increase (Decrease) from Capital Share Transactions	168,964	329,028	(518,306)	(489,247)	(682,389)	(881,790)

Total Increase (Decrease) in Net Assets	(452,021)	(978,431)	(288,185)	(1,173,339)	(1,726,897)	(3,146,172)
Net Assets
Beginning of Year	6,475,434	7,453,865	4,662,298	5,835,637	8,068,926	11,215,098

End of Year	$6,023,413	$6,475,434	$4,374,113	$4,662,298	$6,342,029	$8,068,926

(1) Shares Issued and Redeemed:
Shares Issued	34,724	43,512	57,418	65,459	42,513	34,851
Shares Issued in Lieu of Cash Distributions	12,513	25,842	9,180	10,217	13,149	5,474
Shares Redeemed	(39,963)	(56,767)	(95,116)	(104,293)	(74,244)	(59,493)

Net Increase (Decrease) from Shares Issued and Redeemed	7,274	12,587	(28,518)	(28,617)	(18,582)	(19,168)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

67

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Enhanced U.S. Large Company Portfolio					U.S. Large Cap Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$10.36	$18.53	$14.06	$14.02	$13.03	$23.10	$28.11	$20.01	$18.61	$16.75

Income from Investment Operations (A)
Net Investment Income (Loss)	0.33	0.15	0.10	0.12	0.26	0.38	0.37	0.33	0.32	0.31
Net Gains (Losses) on Securities (Realized and Unrealized)	0.68	(2.48)	5.49	1.17	1.60	1.62	(4.19)	8.11	1.42	1.86

Total from Investment Operations	1.01	(2.33)	5.59	1.29	1.86	2.00	(3.82)	8.44	1.74	2.17

Less Distributions:
Net Investment Income	(0.31)	(0.11)	(0.13)	(0.11)	(0.30)	(0.34)	(0.34)	(0.34)	(0.31)	(0.31)
Net Realized Gains	—	(5.73)	(0.99)	(1.14)	(0.57)	(0.73)	(0.85)	—	(0.03)	—

Total Distributions	(0.31)	(5.84)	(1.12)	(1.25)	(0.87)	(1.07)	(1.19)	(0.34)	(0.34)	(0.31)

Net Asset Value, End of Year	$11.06	$10.36	$18.53	$14.06	$14.02	$24.03	$23.10	$28.11	$20.01	$18.61

Total Return	9.77%	(19.24%)	41.82%	9.55%	15.67%	8.83%	(14.12%)	42.42%	9.52%	13.13%

Net Assets, End of Year (thousands)	$196,372	$258,641	$426,867	$433,322	$386,750	$1,546,941	$1,613,798	$2,200,814	$1,693,438	$1,611,529
Ratio of Expenses to Average Net Assets	0.15%	0.15%	0.15%	0.15%	0.15%	0.13%	0.13%	0.14%	0.16%	0.19%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.19%	0.17%	0.17%	0.22%	0.25%	0.13%	0.13%	0.14%	0.16%	0.19%
Ratio of Net Investment Income to Average Net Assets	3.02%	1.26%	0.59%	0.89%	1.98%	1.56%	1.45%	1.32%	1.68%	1.77%
Portfolio Turnover Rate	19%	118%	70%	90%	109%	8%	7%	7%	20%	22%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

68

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Cap Value Portfolio					U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$42.28	$45.91	$31.40	$37.13	$37.41	$28.74	$31.61	$18.57	$22.31	$23.46

Income from Investment Operations (A)
Net Investment Income (Loss)	0.96	0.91	0.76	0.79	0.83	0.47	0.43	0.46	0.31	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.27)	(2.50)	14.46	(4.98)	1.45	(0.97)	(0.87)	13.02	(3.19)	(0.23)

Total from Investment Operations	(0.31)	(1.59)	15.22	(4.19)	2.28	(0.50)	(0.44)	13.48	(2.88)	0.09

Less Distributions:
Net Investment Income	(0.87)	(0.82)	(0.71)	(0.73)	(0.76)	(0.44)	(0.40)	(0.44)	(0.29)	(0.30)
Net Realized Gains	(1.04)	(1.22)	—	(0.81)	(1.80)	(1.04)	(2.03)	—	(0.57)	(0.94)

Total Distributions	(1.91)	(2.04)	(0.71)	(1.54)	(2.56)	(1.48)	(2.43)	(0.44)	(0.86)	(1.24)

Net Asset Value, End of Year	$40.06	$42.28	$45.91	$31.40	$37.13	$26.76	$28.74	$31.61	$18.57	$22.31

Total Return	(0.89%)	(3.54%)	48.68%	(11.56%)	6.97%	(1.90%)	(1.39%)	72.95%	(13.27%)	0.88%

Net Assets, End of Year (thousands)	$21,162,196	$23,294,887	$25,309,703	$18,715,077	$25,656,577	$11,037,115	$11,746,736	$12,591,768	$8,711,891	$10,655,324
Ratio of Expenses to Average Net Assets (B)	0.22%	0.21%	0.23%	0.27%	0.28%	0.30%	0.30%	0.33%	0.37%	0.38%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) (B)	0.32%	0.31%	0.33%	0.37%	0.38%	0.30%	0.30%	0.33%	0.37%	0.38%
Ratio of Net Investment Income to Average Net Assets	2.27%	2.09%	1.80%	2.38%	2.33%	1.64%	1.47%	1.65%	1.65%	1.45%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	20%	18%	13%	20%	16%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

69

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Value Portfolio					U.S. Core Equity 1 Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$42.01	$46.33	$27.34	$32.79	$36.39	$30.70	$36.25	$25.24	$24.71	$22.77

Income from Investment Operations (A)
Net Investment Income (Loss)	0.72	0.68	0.80	0.44	0.42	0.52	0.49	0.44	0.41	0.40
Net Gains (Losses) on Securities (Realized and Unrealized)	(1.68)	(0.47)	18.98	(4.95)	(1.69)	1.51	(4.65)	10.99	0.93	2.08

Total from Investment Operations	(0.96)	0.21	19.78	(4.51)	(1.27)	2.03	(4.16)	11.43	1.34	2.48

Less Distributions:
Net Investment Income	(0.69)	(0.67)	(0.79)	(0.38)	(0.38)	(0.47)	(0.45)	(0.42)	(0.39)	(0.40)
Net Realized Gains	(2.13)	(3.86)	—	(0.56)	(1.95)	(0.75)	(0.94)	—	(0.42)	(0.14)

Total Distributions	(2.82)	(4.53)	(0.79)	(0.94)	(2.33)	(1.22)	(1.39)	(0.42)	(0.81)	(0.54)

Net Asset Value, End of Year	$38.23	$42.01	$46.33	$27.34	$32.79	$31.51	$30.70	$36.25	$25.24	$24.71

Total Return	(2.49%)	0.58%	73.01%	(14.11%)	(3.04%)	6.69%	(11.85%)	45.50%	5.55%	11.18%

Net Assets, End of Year (thousands)	$12,916,598	$14,344,438	$15,145,347	$10,481,057	$13,766,513	$28,100,325	$28,055,282	$33,385,041	$24,427,934	$26,592,058
Ratio of Expenses to Average Net Assets	0.31%	0.33%	0.42%	0.52%	0.53%	0.15%	0.14%	0.15%	0.18%	0.20%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.31%	0.33%	0.42%	0.52%	0.53%	0.15%	0.14%	0.15%	0.18%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.77%	1.62%	1.94%	1.56%	1.26%	1.61%	1.48%	1.34%	1.69%	1.72%
Portfolio Turnover Rate	25%	23%	22%	18%	19%	8%	5%	4%	3%	5%

(A) Computed using average shares outstanding.See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

70

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Core Equity 2 Portfolio					U.S. Vector Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$28.01	$33.16	$22.79	$22.66	$21.25	$22.25	$26.02	$17.00	$18.71	$18.40

Income from Investment Operations (A)
Net Investment Income (Loss)	0.45	0.42	0.39	0.36	0.36	0.36	0.35	0.31	0.27	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.11	(3.98)	10.35	0.60	1.65	(0.42)	(2.17)	9.00	(1.40)	0.72

Total from Investment Operations	1.56	(3.56)	10.74	0.96	2.01	(0.06)	(1.82)	9.31	(1.13)	1.00

Less Distributions:
Net Investment Income	(0.42)	(0.39)	(0.37)	(0.33)	(0.37)	(0.34)	(0.32)	(0.29)	(0.25)	(0.27)
Net Realized Gains	(0.79)	(1.20)	—	(0.50)	(0.23)	(0.73)	(1.63)	—	(0.33)	(0.42)

Total Distributions	(1.21)	(1.59)	(0.37)	(0.83)	(0.60)	(1.07)	(1.95)	(0.29)	(0.58)	(0.69)

Net Asset Value, End of Year	$28.36	$28.01	$33.16	$22.79	$22.66	$21.12	$22.25	$26.02	$17.00	$18.71

Total Return	5.64%	(11.19%)	47.35%	4.37%	9.78%	(0.41%)	(7.42%)	54.98%	(6.12%)	5.92%

Net Assets, End of Year (thousands)	$27,933,640	$29,273,947	$35,148,897	$25,670,305	$27,829,155	$4,073,726	$4,425,060	$5,182,775	$3,612,716	$4,583,612
Ratio of Expenses to Average Net Assets	0.19%	0.18%	0.19%	0.21%	0.22%	0.28%	0.28%	0.29%	0.32%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.19%	0.18%	0.19%	0.21%	0.22%	0.28%	0.28%	0.29%	0.32%	0.33%
Ratio of Net Investment Income to Average Net Assets	1.57%	1.41%	1.29%	1.63%	1.69%	1.64%	1.49%	1.31%	1.59%	1.53%
Portfolio Turnover Rate	7%	5%	5%	3%	6%	11%	10%	10%	13%	6%

(A) Computed using average shares outstanding.See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

71

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Small Cap Portfolio					U.S. Micro Cap Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$41.06	$48.50	$31.00	$33.80	$35.02	$24.45	$29.55	$18.19	$20.78	$21.88

Income from Investment Operations (A)
Net Investment Income (Loss)	0.53	0.48	0.50	0.35	0.38	0.29	0.27	0.24	0.18	0.20
Net Gains (Losses) on Securities (Realized and Unrealized)	(2.06)	(4.93)	17.50	(2.02)	(0.05)	(1.39)	(2.41)	11.37	(2.18)	(0.26)

Total from Investment Operations	(1.53)	(4.45)	18.00	(1.67)	0.33	(1.10)	(2.14)	11.61	(2.00)	(0.06)

Less Distributions:
Net Investment Income	(0.50)	(0.45)	(0.50)	(0.32)	(0.35)	(0.28)	(0.26)	(0.25)	(0.16)	(0.18)
Net Realized Gains	(1.56)	(2.54)	—	(0.81)	(1.20)	(0.93)	(2.70)	—	(0.43)	(0.86)

Total Distributions	(2.06)	(2.99)	(0.50)	(1.13)	(1.55)	(1.21)	(2.96)	(0.25)	(0.59)	(1.04)

Net Asset Value, End of Year	$37.47	$41.06	$48.50	$31.00	$33.80	$22.14	$24.45	$29.55	$18.19	$20.78

Total Return	(3.96%)	(9.62%)	58.30%	(5.08%)	1.41%	(4.74%)	(7.93%)	64.00%	(9.87%)	0.24%

Net Assets, End of Year (thousands)	$12,747,820	$13,883,602	$16,747,405	$13,189,730	$17,392,495	$6,023,413	$6,475,434	$7,453,865	$5,120,258	$6,351,299
Ratio of Expenses to Average Net Assets	0.28%	0.29%	0.33%	0.36%	0.37%	0.41%	0.41%	0.46%	0.52%	0.53%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.28%	0.29%	0.33%	0.36%	0.37%	0.41%	0.41%	0.46%	0.52%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.31%	1.12%	1.13%	1.15%	1.13%	1.22%	1.08%	0.90%	1.00%	0.98%
Portfolio Turnover Rate	20%	13%	12%	3%	8%	22%	22%	20%	11%	15%

(A) Computed using average shares outstanding.See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

72

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. High Relative Profitability Portfolio					DFA Real Estate Securities Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$17.23	$19.51	$14.61	$13.51	$11.85	$38.39	$48.90	$34.21	$41.90	$34.14

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.29	0.26	0.25	0.22	1.26	0.89	0.90	1.01	0.52 **
Net Gains (Losses) on Securities (Realized and Unrealized)	1.17	(1.91)	4.89	1.07	1.64	(4.00)	(10.10)	14.86	(7.77)	8.09 **

Total from Investment Operations	1.49	(1.62)	5.15	1.32	1.86	(2.74)	(9.21)	15.76	(6.76)	8.61

Less Distributions:
Net Investment Income	(0.30)	(0.27)	(0.25)	(0.22)	(0.20)	(1.22)	(0.79)	(0.95)	(0.87)	(0.85)
Net Realized Gains	(0.35)	(0.39)	—	—	—	(1.33)	(0.51)	(0.12)	(0.06)	—

Total Distributions	(0.65)	(0.66)	(0.25)	(0.22)	(0.20)	(2.55)	(1.30)	(1.07)	(0.93)	(0.85)

Net Asset Value, End of Year	$18.07	$17.23	$19.51	$14.61	$13.51	$33.10	$38.39	$48.90	$34.21	$41.90

Total Return	8.67%	(8.55%)	35.42%	9.90%	15.88%	(7.83%)	(19.38%)	47.01%	(16.27%)	25.64%

Net Assets, End of Year (thousands)	$4,374,113	$4,662,298	$5,835,637	$3,629,125	$1,703,302	$6,342,029	$8,068,926	$11,215,098	$8,137,555	$10,671,437
Ratio of Expenses to Average Net Assets	0.23%	0.23%	0.24%	0.25%	0.25%	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.23%	0.23%	0.24%	0.25%	0.25%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	1.78%	1.61%	1.46%	1.76%	1.73%	3.39%	1.96%	2.12%	2.73%	1.38%**
Portfolio Turnover Rate	12%	20%	12%	0%	4%	3%	3%	5%	5%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

73

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twelve (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, one (the “Feeder Fund”) invests all of its assets in a corresponding series (the “Master Fund” which is treated as a partnership for federal income tax purposes) of The DFA Investment Trust Company (“DFAITC”). As of October 31, 2023, the Feeder Fund was the owner of record of the approximate percentage of the total outstanding shares of the Master Fund as detailed below:

Feeder Fund	Master Fund	Percentage Ownership at 10/31/23
U.S. Large Cap Value Portfolio	The U.S. Large Cap Value Series	86%

To achieve its investment objective, the Feeder Fund invests substantially all of its assets in the Master Fund as indicated above. The Feeder Fund also invests in short-term temporary cash investments and futures.

The financial statements of the Master Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Fund.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio and U.S. High Relative Profitability Portfolio (collectively, the “Domestic Equity Portfolios”) including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios value the securities at the mean between the most recent quoted

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bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master Fund) are valued at their respective daily net asset values as reported by their administrator. The Feeder Fund’s investment in the Master Fund reflects its proportionate interest in the net assets of the Master Fund. These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Fund). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Enhanced U.S. Large Company Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolio also enters into forward currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The Enhanced U.S. Large Company Portfolio isolates the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

75

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Enhanced U.S. Large Company Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Fund recognizes its pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from its Master Fund within DFAITC, which is treated as a partnership for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

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C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Enhanced U.S. Large Company Portfolio	0.12%
U.S. Large Cap Equity Portfolio	0.10%
U.S. Large Cap Value Portfolio	0.19%
U.S. Targeted Value Portfolio	0.27%
U.S. Small Cap Value Portfolio	0.28%
U.S. Core Equity 1 Portfolio	0.12%
U.S. Core Equity 2 Portfolio	0.16%
U.S. Vector Equity Portfolio	0.25%
U.S. Small Cap Portfolio	0.25%
U.S. Micro Cap Portfolio	0.38%
U.S. High Relative Profitability Portfolio	0.19%
DFA Real Estate Securities Portfolio	0.17%

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-feeder Portfolios will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Fund, as described in the notes below, will remain in effect permanently, unless terminated by the Fund. During the year ended October 31, 2023, the non-feeder Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount in place for the Portfolio. The Advisor, however, will not be reimbursed by the Feeder Fund in connection with its Permanent Fee Waiver (defined below). The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Enhanced U.S. Large Company Portfolio (1)	0.15%	—	$1	$80	$239
U.S. Large Cap Equity Portfolio (1)	0.19%	—	—	—	—
U.S. Large Cap Value Portfolio (2)	—	0.19%	—	22,936	—
U.S. Targeted Value Portfolio (3)	0.50%	—	—	—	—

77

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Core Equity 1 Portfolio (1)	0.23%	—	—	—	—
U.S. Core Equity 2 Portfolio (1)	0.26%	—	—	—	—
U.S. Vector Equity Portfolio (1)	0.36%	—	—	—	—
U.S. High Relative Profitability Portfolio (4)	0.25%	—	—	—	—
DFA Real Estate Securities Portfolio (1)	0.18%	—	—	$1,815	$5,059

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume the Portfolio’s ordinary operating expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.23%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.25%.

(3)

The Advisor has contractually agreed to waive its management fee and to assume the Portfolio’s Institutional Class Shares’ expenses (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class Shares of the Portfolio to the rate listed above for such class of shares as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(4)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

Earned Income Credit:

Additionally, the following Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2023, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
Enhanced U.S. Large Company Portfolio	$4

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

78

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$4
U.S. Large Cap Equity Portfolio	2
U.S. Large Cap Value Portfolio	151
U.S. Targeted Value Portfolio	39
U.S. Small Cap Value Portfolio	154
U.S. Core Equity 1 Portfolio	37
U.S. Core Equity 2 Portfolio	51
U.S. Vector Equity Portfolio	33
U.S. Small Cap Portfolio	95
U.S. Micro Cap Portfolio	69
U.S. High Relative Profitability Portfolio	6
DFA Real Estate Securities Portfolio	42

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (with respect to the Domestic Equity Portfolios) (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
Enhanced U.S. Large Company Portfolio	$22,438	$48,948	$17,000	$65,714
U.S. Large Cap Equity Portfolio	—	—	123,859	292,278
U.S. Targeted Value Portfolio	—	—	2,919,211	2,307,466
U.S. Small Cap Value Portfolio	—	—	3,736,352	3,385,575
U.S. Core Equity 1 Portfolio	—	—	2,324,991	3,240,883
U.S. Core Equity 2 Portfolio	—	—	2,072,844	3,433,521
U.S. Vector Equity Portfolio	—	—	469,918	605,864
U.S. Small Cap Portfolio	—	—	3,192,807	2,702,257
U.S. Micro Cap Portfolio	—	—	1,614,424	1,444,224
U.S. High Relative Profitability Portfolio	—	—	563,178	779,018
DFA Real Estate Securities Portfolio	—	—	207,749	707,591

There were no purchases or sales of long-term U.S. government securities by the Domestic Equity Portfolios.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Enhanced U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$6,490	$45,291	$48,523	$(1)	$3	$3,260	282	$142	—

Total	$6,490	$45,291	$48,523	$(1)	$3	$3,260	282	$142	—

U.S. Large Cap Equity Portfolio
The DFA Short Term Investment Fund	$7,333	$97,233	$99,373	$1	$3	$5,197	449	$354	—

Total	$7,333	$97,233	$99,373	$1	$3	$5,197	449	$354	—

U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$856,197	$7,846,881	$7,859,944	$37	$300	$843,471	72,920	$42,735	—

Total	$856,197	$7,846,881	$7,859,944	$37	$300	$843,471	72,920	$42,735	—

U.S. Small Cap Value Portfolio
The DFA Short Term Investment Fund	$939,014	$7,716,010	$8,070,325	$178	$310	$585,187	50,591	$46,398	—

Total	$939,014	$7,716,010	$8,070,325	$178	$310	$585,187	50,591	$46,398	—

U.S. Core Equity 1 Portfolio
The DFA Short Term Investment Fund	$1,197,211	$6,937,729	$7,709,014	$129	$401	$426,456	36,868	$42,773	—

Total	$1,197,211	$6,937,729	$7,709,014	$129	$401	$426,456	36,868	$42,773	—

U.S. Core Equity 2 Portfolio
The DFA Short Term Investment Fund	$1,076,958	$7,442,074	$7,981,095	$45	$332	$538,314	46,539	$46,621	—

Total	$1,076,958	$7,442,074	$7,981,095	$45	$332	$538,314	46,539	$46,621	—

U.S. Vector Equity Portfolio
The DFA Short Term Investment Fund	$227,604	$2,005,313	$1,994,657	$24	$99	$238,383	20,609	$13,333	—

Total	$227,604	$2,005,313	$1,994,657	$24	$99	$238,383	20,609	$13,333	—

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	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
U.S. Small Cap Portfolio
The DFA Short Term Investment Fund	$1,540,634	$9,720,518	$10,297,012	$133	$494	$964,767	83,407	$64,571	—

Total	$1,540,634	$9,720,518	$10,297,012	$133	$494	$964,767	83,407	$64,571	—

U.S. Micro Cap Portfolio
The DFA Short Term Investment Fund	$544,018	$4,730,426	$4,801,358	$(7)	$230	$473,309	40,919	$31,744	—

Total	$544,018	$4,730,426	$4,801,358	$(7)	$230	$473,309	40,919	$31,744	—

U.S. High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$2,788	$627,107	$595,718	$9	—	$34,186	2,955	—	—

Total	$2,788	$627,107	$595,718	$9	—	$34,186	2,955	—	—

DFA Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$365,690	$1,335,094	$1,570,604	$(60)	$158	$130,278	11,263	$8,802	—

Total	$365,690	$1,335,094	$1,570,604	$(60)	$158	$130,278	11,263	$8,802	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

81

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Enhanced U.S. Large Company Portfolio
2022	$56,965	$76,606	—	$133,571
2023	6,552	—	—	6,552
U.S. Large Cap Equity Portfolio
2022	25,100	65,512	—	90,612
2023	22,527	50,248	—	72,775
U.S. Large Cap Value Portfolio
2022	452,232	665,497	—	1,117,729
2023	470,186	566,417	—	1,036,603
U.S. Targeted Value Portfolio
2022	248,278	726,722	—	975,000
2023	185,456	428,911	—	614,367
U.S. Small Cap Value Portfolio
2022	322,497	1,148,147	—	1,470,644
2023	232,902	712,311	—	945,213
U.S. Core Equity 1 Portfolio
2022	411,055	858,230	—	1,269,285
2023	427,511	673,231	—	1,100,742
U.S. Core Equity 2 Portfolio
2022	433,070	1,243,325	—	1,676,395
2023	433,372	817,058	—	1,250,430
U.S. Vector Equity Portfolio
2022	77,716	309,307	—	387,023
2023	66,344	143,188	—	209,532
U.S. Small Cap Portfolio
2022	153,059	848,752	—	1,001,811
2023	172,046	525,083	—	697,129
U.S. Micro Cap Portfolio
2022	67,157	674,741	—	741,898
2023	74,896	245,317	—	320,213
U.S. High Relative Profitability Portfolio
2022	83,850	110,031	—	193,881
2023	75,263	91,497	—	166,760
DFA Real Estate Securities Portfolio
2022	195,676	96,127	—	291,803
2023	248,798	275,577	—	524,375

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As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Enhanced U.S. Large Company Portfolio	$(681)	—	$(681)
U.S. Large Cap Equity Portfolio	(2,520)	$(2,995)	(5,515)
U.S. Large Cap Value Portfolio	(48,927)	(19,176)	(68,103)
U.S. Targeted Value Portfolio	(9,518)	(107,739)	(117,257)
U.S. Small Cap Value Portfolio	(11,661)	(136,344)	(148,005)
U.S. Core Equity 1 Portfolio	(13,276)	—	(13,276)
U.S. Core Equity 2 Portfolio	(32,412)	(101,482)	(133,894)
U.S. Vector Equity Portfolio	(5,267)	(11,491)	(16,758)
U.S. Small Cap Portfolio	(11,186)	(74,804)	(85,990)
U.S. Micro Cap Portfolio	(4,988)	(15,830)	(20,818)
U.S. High Relative Profitability Portfolio	(7,722)	—	(7,722)
DFA Real Estate Securities Portfolio	(23,922)	(30,684)	(54,606)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Enhanced U.S. Large Company Portfolio	$2,979	—	$(57,576)	$(4,143)	$(58,740)
U.S. Large Cap Equity Portfolio	148	$60,512	—	795,453	856,113
U.S. Large Cap Value Portfolio	—	387,137	—	6,814,851	7,201,988
U.S. Targeted Value Portfolio	—	107,196	—	2,615,250	2,722,446
U.S. Small Cap Value Portfolio	—	321,805	—	3,257,644	3,579,449
U.S. Core Equity 1 Portfolio	26,293	—	(5,231)	15,958,400	15,979,462
U.S. Core Equity 2 Portfolio	—	128,901	—	15,351,960	15,480,861
U.S. Vector Equity Portfolio	—	89,685	—	1,888,220	1,977,905
U.S. Small Cap Portfolio	—	195,537	—	4,578,419	4,773,956
U.S. Micro Cap Portfolio	—	101,536	—	2,062,816	2,164,352
U.S. High Relative Profitability Portfolio	—	—	(12,848)	1,102,095	1,089,247
DFA Real Estate Securities Portfolio	69,575	31,436	—	1,615,727	1,716,738

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Enhanced U.S. Large Company Portfolio	$57,576	$57,576
U.S. Core Equity 1 Portfolio	5,231	5,231
U.S. High Relative Profitability Portfolio	$12,848	$12,848

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During the year ended October 31, 2023, the Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

Enhanced U.S. Large Company Portfolio	$8,684

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Enhanced U.S. Large Company Portfolio	$198,755	$95	$(4,241)	$(4,146)
U.S. Large Cap Equity Portfolio	752,835	811,717	(16,264)	795,453
U.S. Large Cap Value Portfolio	14,378,327	6,812,982	—	6,812,982
U.S. Targeted Value Portfolio	9,254,611	3,215,768	(600,506)	2,615,262
U.S. Small Cap Value Portfolio	10,247,563	3,904,390	(646,749)	3,257,641
U.S. Core Equity 1 Portfolio	12,604,656	16,349,081	(390,681)	15,958,400
U.S. Core Equity 2 Portfolio	13,089,394	15,788,615	(436,655)	15,351,960
U.S. Vector Equity Portfolio	2,421,835	1,888,220	—	1,888,220
U.S. Small Cap Portfolio	9,137,166	4,929,325	(350,908)	4,578,417
U.S. Micro Cap Portfolio	4,439,475	2,325,840	(263,027)	2,062,813
U.S. High Relative Profitability Portfolio	3,299,367	1,223,382	(121,288)	1,102,094
DFA Real Estate Securities Portfolio	4,863,582	2,122,556	(506,831)	1,615,725

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

1. Forward Currency Contracts: The Enhanced U.S. Large Company Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Enhanced U.S. Large

84

Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. The Enhanced U.S. Large Company Portfolio typically hedges its foreign currency exposure. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

2. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Enhanced U.S. Large Company Portfolio	$34,450	$229,199
U.S. Targeted Value Portfolio	—	129,606
U.S. Small Cap Value Portfolio	—	164,110
U.S. Core Equity 1 Portfolio	—	253,371
U.S. Core Equity 2 Portfolio	—	242,929
U.S. Vector Equity Portfolio	—	35,496
U.S. Small Cap Portfolio	—	131,933
U.S. Micro Cap Portfolio	—	67,667
U.S. High Relative Profitability Portfolio	—	33,087
DFA Real Estate Securities Portfolio	—	68,094

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

85

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (1)
Enhanced U.S. Large Company Portfolio	$213	$213

	Liability Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (2)	Equity Contracts *,(3)
Enhanced U.S. Large Company Portfolio	$(15,135)	$(65)	$(15,070)
U.S. Targeted Value Portfolio	(1,148)	—	(1,148)
U.S. Small Cap Value Portfolio	(2,300)	—	(2,300)
U.S. Core Equity 1 Portfolio	(6,275)	—	(6,275)
U.S. Core Equity 2 Portfolio	(10,222)	—	(10,222)
U.S. Vector Equity Portfolio	(867)	—	(867)
U.S. Small Cap Portfolio	(4,804)	—	(4,804)
U.S. Micro Cap Portfolio	(3,872)	—	(3,872)
U.S. High Relative Profitability Portfolio	(1,363)	—	(1,363)
DFA Real Estate Securities Portfolio	(3,183)	—	(3,183)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Enhanced U.S. Large Company Portfolio	$9,830	$708	$9,122
U.S. Large Cap Equity Portfolio	19	—	19	*
U.S. Targeted Value Portfolio	15,355	—	15,355
U.S. Small Cap Value Portfolio	16,515	—	16,515
U.S. Core Equity 1 Portfolio	7,188	—	7,188
U.S. Core Equity 2 Portfolio	17,680	—	17,680
U.S. Vector Equity Portfolio	648	—	648
U.S. Small Cap Portfolio	12,493	—	12,493
U.S. Micro Cap Portfolio	5,577	—	5,577
U.S. High Relative Profitability Portfolio	559	—	559
DFA Real Estate Securities Portfolio	$10,056	—	$10,056

86

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Enhanced U.S. Large Company Portfolio	$2,085	$(374)	$2,459
U.S. Targeted Value Portfolio	(4,308)	—	(4,308)
U.S. Small Cap Value Portfolio	(10,073)	—	(10,073)
U.S. Core Equity 1 Portfolio	2,341	—	2,341
U.S. Core Equity 2 Portfolio	(5,760)	—	(5,760)
U.S. Vector Equity Portfolio	243	—	243
U.S. Small Cap Portfolio	(8,721)	—	(8,721)
U.S. Micro Cap Portfolio	(5,850)	—	(5,850)
U.S. High Relative Profitability Portfolio	74	—	74
DFA Real Estate Securities Portfolio	(5,903)	—	(5,903)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
*	As of October 31, 2023, there were no futures contracts outstanding. During the year ended October 31, 2023, the Portfolio had limited activity in futures contracts.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

87

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2023 (amounts in thousands):

		Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities					Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
Enhanced U.S. Large Company Portfolio
State Street Bank and Trust	$63	$63	—	—	—	$63	—	—	—	—	—	—
Barclays Capital	5	5	$(5)	—	—	—	$63	$63	$(5)	—	—	$58
HSBC Bank	145	145	—	—	—	145	—	—	—	—	—	—
Citibank, N.A	—	—	—	—	—	—	2	2	—	—	—	2

Total	$213	$213	$(5)	—	—	$208	$65	$65	$(5)	—	—	$60

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

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For the year ended October 31, 2023, borrowings by the following Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
U.S. Large Cap Equity Portfolio	5.10%	$3,582	25	$13	$9,186	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
U.S. Large Cap Equity Portfolio	Borrower	4.94%	$30,782	1	$4	$30,782	—
U.S. High Relative Profitability Portfolio	Borrower	4.94%	31,711	3	13	31,711	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023 that the Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Large Cap Equity Portfolio	$26,260	$33,341	$5,306
U.S. Targeted Value Portfolio	563,026	452,072	(192,067)
U.S. Small Cap Value Portfolio	463,726	816,392	(195,890)

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Portfolio	Purchases	Sales	Realized Gain (Loss)
U.S. Core Equity 1 Portfolio	$409,158	$431,023	$(132,047)
U.S. Core Equity 2 Portfolio	385,297	497,701	(150,735)
U.S. Vector Equity Portfolio	122,055	110,289	(5,499)
U.S. Small Cap Portfolio	479,217	701,095	(182,251)
U.S. Micro Cap Portfolio	300,045	377,366	(159,128)
U.S. High Relative Profitability Portfolio	129,205	74,995	(8,606)
DFA Real Estate Securities Portfolio	1,004	33,885	739

J. Securities Lending:

As of October 31, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. In addition, the Portfolios received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
U.S. Large Cap Equity Portfolio	$18,224
U.S. Targeted Value Portfolio	144,447
U.S. Small Cap Value Portfolio	105,876
U.S. Core Equity 1 Portfolio	216,099
U.S. Core Equity 2 Portfolio	346,502
U.S. Vector Equity Portfolio	42,372
U.S. Small Cap Portfolio	220,431
U.S. Micro Cap Portfolio	101,501
U.S. High Relative Profitability Portfolio	4,093
DFA Real Estate Securities Portfolio	14,666

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Enhanced U.S. Large Company Portfolio Bonds	$3,260	—	—	—	$3,260
U.S. Large Cap Equity Portfolio Common Stocks	5,211	—	—	—	5,211
U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks	843,875	—	—	—	843,875
U.S. Small Cap Value Portfolio Common Stocks, Preferred Stocks	585,252	—	—	—	585,252
U.S. Core Equity 1 Portfolio Common Stocks, Preferred Stocks	426,872	—	—	—	426,872
U.S. Core Equity 2 Portfolio Common Stocks, Preferred Stocks	538,816	—	—	—	538,816
U.S. Vector Equity Portfolio Common Stocks, Preferred Stocks	238,474	—	—	—	238,474
U.S. Small Cap Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	965,355	—	—	—	965,355
U.S. Micro Cap Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	473,491	—	—	—	473,491
U.S. High Relative Profitability Portfolio Common Stocks	34,181	—	—	—	34,181
DFA Real Estate Securities Portfolio Common Stocks	130,585	—	—	—	130,585

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K. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R1 and Class R2 shares (collectively, the “Class R shares”) of the U.S. Targeted Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. In-Kind Redemptions:

During the year ended October 31, 2023, the Portfolios listed below realized net gains (losses) on in-kind redemptions as follows (amounts in thousands):

U.S. Large Cap Equity Portfolio	$1,670
U.S. Targeted Value Portfolio	508,819
U.S. Small Cap Value Portfolio	631,554
U.S. Core Equity 1 Portfolio	110,661
U.S. Core Equity 2 Portfolio	928,790
U.S. Vector Equity Portfolio	78,286
U.S. Small Cap Portfolio	470,958
U.S. Micro Cap Portfolio	98,676
U.S. High Relative Profitability Portfolio	146,859
DFA Real Estate Securities Portfolio	185,024

N. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios’ until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

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O. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Enhanced U.S. Large Company Portfolio	4	70%
U.S. Large Cap Equity Portfolio	3	80%
U.S. Large Cap Value Portfolio	2	65%
U.S. Targeted Value Portfolio	2	52%
U.S. Small Cap Value Portfolio	3	75%
U.S. Core Equity 1 Portfolio	3	72%
U.S. Core Equity 2 Portfolio	4	82%
U.S. Vector Equity Portfolio	4	84%
U.S. Small Cap Portfolio	2	55%
U.S. Micro Cap Portfolio	3	75%
U.S. High Relative Profitability Portfolio	2	83%
DFA Real Estate Securities Portfolio	2	63%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

P. ReFlow Liquidity Program

A Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of a maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire

93

share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolios’ Policy Regarding Excessive Short-Term Trading.

For the year ended October 31, 2023, the Portfolios’ activity in the program is listed below (amounts in thousands):

	Value of Cash and Value of Securities Sold		Shares Sold	Service Fees
U.S. Large Cap Equity Portfolio	$4,513		188	$7
U.S. Large Cap Value Portfolio	522,701		12,306	739
U.S. Targeted Value Portfolio	374,867		13,037	557
U.S. Small Cap Value Portfolio	434,112		10,806	604
U.S. Core Equity 1 Portfolio	—	*	—	41
U.S. Core Equity 2 Portfolio	852,794		28,329	1,218
U.S. Vector Equity Portfolio	55,517		2,435	79
U.S. Small Cap Portfolio	281,974		6,865	397
U.S. Micro Cap Portfolio	100,109		4,236	142
U.S. High Relative Profitability Portfolio	203,205		10,806	299
DFA Real Estate Securities Portfolio	332,115		9,355	469

*	U.S. Core Equity 1 Portfolio only had purchases during the year.

Q. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of Enhanced U.S. Large Company Portfolio, U.S. Large Cap Equity Portfolio, U.S. Large Cap Value Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of Enhanced U.S. Large Company Portfolio and U.S. Large Cap Value Portfolio and summary schedules of portfolio holdings of U.S. Large Cap Equity Portfolio, U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, U.S. High Relative Profitability Portfolio and DFA Real Estate Securities Portfolio (twelve of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, brokers and transfer agents of the investee funds; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

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DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA Commodity Strategy Portfolio vs.

Bloomberg Commodity Total Return Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Bloomberg data provided by Bloomberg Finance L.P.

Average Annual Total Return	One Year	Five Years	Ten Years
	-4.12%	6.16%	-0.19%

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MANAGEMENT’S DISCUSSION AND ANALYSIS

Commodity Market Review	12 Months Ended October 31, 2023

For the 12 months ended October 31, 2023, the Bloomberg Commodity Index Total Return returned -2.97%. Precious metals, livestock, and industrial metals returned 20.90%, 8.67%, and 1.91%, respectively. Agriculture and energy were the only sectors with negative returns for the period, with returns of -0.60% and -18.90%, respectively.

DFA Commodity Strategy Portfolio

The DFA Commodity Strategy Portfolio seeks total return consisting of capital appreciation and current income. The Portfolio generally invests in commodity-linked derivative instruments and fixed income investments. The Portfolio, through its wholly owned subsidiary, Dimensional Cayman Commodity Fund I LTD, gains exposure to commodities markets by investing in derivative instruments such as commodity swap contracts, commodity futures, and other commodity-linked instruments. In pursuing the fixed income portion of the Portfolio’s investment strategy, Dimensional identifies a broadly diversified universe of eligible U.S. and foreign fixed income securities with defined maturity ranges and credit quality characteristics and then seeks to purchase a broad and diverse portfolio of securities meeting these aforementioned standards. The investment strategy uses a variable maturity approach and shifts maturities based on changes in the yield curve. The strategy uses current yields and identifies favorable maturity ranges of expected returns based on potential buy and sell strategies. The weighted average duration of the Portfolio’s fixed income securities was 0.51 year as of October 31, 2023, compared to 1.43 years as of October 31, 2022.

For the 12 months ended October 31, 2023, total returns were -4.12% for the Portfolio and -2.97% for the Bloomberg Commodity Index Total Return. Pre-rolling, and varying the commodity weights relative to the benchmark detracted from relative performance. Late rebalance, and varying the expirations of the individual commodity contracts contributed positively to relative performance. The fixed income collateral component performed in-line with the three-month U.S. Treasury bill rate payable in the commodity swap contracts.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table is meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLE

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA Commodity Strategy Portfolio
Actual Fund Return	$1,000.00	$1,019.00	0.31%	$1.58

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CONSOLIDATED DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.64	0.31%	$1.58

(1)

DFA Commodity Strategy Portfolio wholly owns Dimensional Cayman Commodity Fund I, LTD. The expenses shown reflect the consolidated expenses of Dimensional Cayman Commodity Fund I, LTD. and DFA Commodity Strategy Portfolio. Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

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DFA INVESTMENT DIMENSIONS GROUP INC.

DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on October 19, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DFA Commodity Strategy Portfolio
Basic Materials	0.9%
Communications	0.4%
Consumer, Cyclical	3.9%
Consumer, Non-cyclical	9.7%
Energy	4.3%
Financials	34.7%
Foreign Government	3.1%
Industrials	1.4%
Supranational	2.5%
Technology	3.9%
U.S. Government	30.9%
Utilities	4.3%

100.0%

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DFA COMMODITY STRATEGY PORTFOLIO

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2023

		Face Amount^		Value†
		(000)
BONDS — (68.8%)
AUSTRALIA — (3.0%)
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		4,000	$3,893,781
Bank of New Zealand
Ω	3.500%, 02/20/24		5,250	5,210,008
Glencore Funding LLC
Ω	4.125%, 03/12/24		2,225	2,208,486
Ω	4.625%, 04/29/24		7,350	7,293,799
Macquarie Bank Ltd.
Ω	3.231%, 03/21/25		12,425	11,981,746
Westpac Banking Corp.
	3.250%, 11/16/23	AUD	10,000	6,340,389

TOTAL AUSTRALIA				36,928,209

CANADA — (7.5%)
Bank of Montreal
#	2.500%, 06/28/24		3,000	2,933,328
	0.625%, 07/09/24		1,350	1,300,774
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.320%, FRN,
	5.665%, 07/09/24		2,000	1,996,425
(r)	SOFR + 1.330%, FRN,
	6.674%, 06/05/26		2,500	2,510,774
Bank of Nova Scotia
	0.700%, 04/15/24		11,620	11,348,391
	0.650%, 07/31/24		600	576,457
Bank of Nova Scotia, Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.726%, 07/31/24		1,000	1,000,265
(r)	SOFR + 0.460%, FRN, 5.806%, 01/10/25		1,205	1,199,832
(r)	SOFR + 1.090%, FRN, 6.434%, 06/12/25		1,000	1,002,931
Brookfield Corp.
	4.000%, 01/15/25		6,200	6,043,483
Brookfield Finance, Inc.
	4.000%, 04/01/24		1,066	1,057,240
Canadian Imperial Bank of Commerce
	3.100%, 04/02/24		4,500	4,443,759
	1.000%, 10/18/24		5,000	4,769,393
	2.250%, 01/28/25		4,600	4,393,095
Canadian Imperial Bank of Commerce, Floating Rate Note, SOFR + 1.220%, FRN
(r)	6.564%, 10/02/26		3,000	3,000,293

		Face Amount^		Value†
		(000)
CANADA — (Continued)
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		8,300	$8,068,318
Enbridge, Inc.
	2.500%, 01/15/25		1,920	1,841,336
National Bank of Canada
	0.750%, 08/06/24		9,350	8,982,843
Province of Quebec Canada
	4.200%, 03/10/25	AUD	2,000	1,254,008
Royal Bank of Canada
	2.333%, 12/05/23	CAD	5,000	3,595,745
	0.650%, 07/29/24		1,750	1,683,529
Royal Bank of Canada, Floating Rate Note, SOFR + 0.360%, FRN
#(r)	5.705%, 07/29/24		4,750	4,744,088
Thomson Reuters Corp.
	3.850%, 09/29/24		5,000	4,887,050
Toronto-Dominion Bank
	2.850%, 03/08/24	CAD	10,000	7,142,672
	0.700%, 09/10/24		3,000	2,868,813

TOTAL CANADA				92,644,842

DENMARK — (0.6%)
Danske Bank AS
Ω	5.375%, 01/12/24		7,132	7,111,332

FRANCE — (4.7%)
Banque Federative du Credit Mutuel SA
Ω	2.375%, 11/21/24		5,000	4,808,515
BNP Paribas SA
Ω	3.375%, 01/09/25		7,000	6,761,568
BPCE SA
	4.000%, 04/15/24		500	495,281
#,Ω	2.375%, 01/14/25		14,485	13,774,398
Credit Agricole SA
Ω	3.875%, 04/15/24		3,550	3,516,248
#	3.250%, 10/04/24		5,000	4,872,838
Societe Generale SA
Ω	3.875%, 03/28/24		9,500	9,407,527
Ω	2.625%, 01/22/25		1,840	1,752,367
TotalEnergies Capital International SA
	3.750%, 04/10/24		13,004	12,895,810

TOTAL FRANCE				58,284,552

101

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
GERMANY — (3.6%)
Bayer U.S. Finance II LLC
Ω	3.875%, 12/15/23		3,500	$3,490,376
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		6,000	5,843,577
BMW U.S. Capital LLC
Ω	0.800%, 04/01/24		2,000	1,958,367
BMW U.S. Capital LLC, Floating Rate Note, SOFR + 0.530%, FRN
(r)Ω	5.875%, 04/01/24		8,000	8,004,618
EMD Finance LLC
	3.250%, 03/19/25		5,697	5,485,845
Kreditanstalt fuer Wiederaufbau
	5.000%, 03/19/24	AUD	2,000	1,271,017
	1.500%, 07/24/24	AUD	8,800	5,457,358
Landwirtschaftliche Rentenbank
	4.750%, 04/08/24	AUD	15,000	9,523,317
Mercedes-Benz Finance North America LLC
Ω	0.750%, 03/01/24		1,500	1,474,523
NRW Bank
	1.600%, 07/31/24	AUD	4,000	2,474,345

TOTAL GERMANY				44,983,343

IRELAND — (1.0%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	4.875%, 01/16/24		7,150	7,127,642
	2.875%, 08/14/24		2,450	2,380,915
	3.500%, 01/15/25		3,000	2,892,815

TOTAL IRELAND				12,401,372

ITALY — (0.8%)
Republic of Italy Government International Bonds
	0.875%, 05/06/24		8,000	7,791,712
	2.375%, 10/17/24		2,000	1,931,380

TOTAL ITALY				9,723,092

JAPAN — (5.8%)
American Honda Finance Corp.
	3.550%, 01/12/24		3,000	2,986,383
	0.550%, 07/12/24		8,000	7,717,994
American Honda Finance Corp., Floating Rate Note, SOFR + 0.790%, FRN
(r)	6.134%, 10/03/25		2,830	2,833,008

		Face Amount^		Value†
		(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		9,800	$9,312,242
MUFG Bank Ltd.
#Ω	3.250%, 09/08/24		2,000	1,953,717
Nomura Holdings, Inc.
	2.648%, 01/16/25		8,390	8,012,875
	5.099%, 07/03/25		3,000	2,942,342
ORIX Corp.
	3.250%, 12/04/24		5,000	4,840,751
Sumitomo Mitsui Financial Group, Inc.
	2.696%, 07/16/24		9,500	9,283,298
	2.348%, 01/15/25		4,700	4,493,959
Sumitomo Mitsui Trust Bank Ltd.
#Ω	0.850%, 03/25/24		750	734,868
Ω	0.800%, 09/16/24		643	614,249
(r)Ω	SOFR + 1.150%, FRN, 6.494%, 09/14/26		1,750	1,763,883
Toyota Motor Credit Corp.
	2.500%, 03/22/24		10,000	9,874,477
	0.625%, 09/13/24		1,600	1,530,874
Toyota Motor Credit Corp., Floating Rate Note,
(r)	SOFR + 0.380%, FRN, 5.700%, 02/22/24		800	800,068
(r)	SOFR + 0.890%, FRN, 6.232%, 05/18/26		2,100	2,108,974

TOTAL JAPAN				71,803,962

NETHERLANDS — (0.9%)
Cooperatieve Rabobank UA
Ω	2.625%, 07/22/24		6,940	6,777,059
ING Groep NV
	3.550%, 04/09/24		5,000	4,943,736

TOTAL NETHERLANDS				11,720,795

NEW ZEALAND — (2.2%)
New Zealand Government Bond
	0.500%, 05/15/24	NZD	45,900	26,019,317
New Zealand Local Government Funding Agency Bond
	2.250%, 04/15/24	NZD	1,500	859,818

TOTAL NEW ZEALAND				26,879,135

SPAIN — (0.5%)
Banco Santander SA
	3.496%, 03/24/25		7,000	6,732,273

102

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^		Value†
		(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (2.5%)
African Development Bank
	4.750%, 03/06/24	AUD	12,000	$7,615,151
Asian Development Bank
	1.100%, 08/15/24	AUD	6,200	3,826,423
European Investment Bank
	4.750%, 08/07/24	AUD	1,000	634,668
Inter-American Development Bank
	4.750%, 08/27/24	AUD	1,000	634,637
International Finance Corp.
	1.450%, 07/22/24	AUD	4,000	2,480,194
Nordic Investment Bank
	4.750%, 02/28/24	AUD	13,500	8,570,378
	0.375%, 09/20/24		7,550	7,212,118

TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				30,973,569

SWEDEN — (2.0%)
Skandinaviska Enskilda Banken AB
Ω	0.650%, 09/09/24		26,136	24,964,323

SWITZERLAND — (0.4%)
UBS AG
Ω	1.375%, 01/13/25		5,250	4,955,630

UNITED KINGDOM — (3.0%)
BAT Capital Corp.
	3.222%, 08/15/24		6,205	6,065,970
Lloyds Banking Group PLC
	4.450%, 05/08/25		7,000	6,799,017
LSEGA Financing PLC
#Ω	0.650%, 04/06/24		3,000	2,929,246
NatWest Markets PLC
Ω	0.800%, 08/12/24		12,000	11,511,341
Reckitt Benckiser Treasury Services PLC
Ω	2.750%, 06/26/24		10,158	9,950,381

TOTAL UNITED KINGDOM				37,255,955

UNITED STATES — (30.3%)
Aetna, Inc.
	3.500%, 11/15/24		1,200	1,169,746
Affiliated Managers Group, Inc.
	4.250%, 02/15/24		792	787,785
Amcor Flexibles North America, Inc.
	4.000%, 05/17/25		3,200	3,098,324

	Face Amount^		Value†
	(000)
UNITED STATES — (Continued)
American Express Co., Floating Rate Note, SOFR + 0.760%, FRN
(r) 6.101%, 02/13/26		376	$373,187
American Tower Corp.
3.375%, 05/15/24		1,900	1,872,208
4.000%, 06/01/25		3,500	3,383,734
Ameriprise Financial, Inc.
3.000%, 04/02/25		4,600	4,417,508
Apple, Inc.
3.350%, 01/10/24	AUD	1,500	948,961
Arizona Public Service Co.
3.350%, 06/15/24		4,328	4,260,866
Arrow Electronics, Inc.
3.250%, 09/08/24		1,500	1,461,343
Bank of America Corp.
4.125%, 01/22/24		5,000	4,979,753
Becton Dickinson & Co.
3.363%, 06/06/24		2,000	1,968,254
Boston Scientific Corp.
3.450%, 03/01/24		1,794	1,778,178
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.625%, 01/15/24		8,000	7,959,261
Campbell Soup Co.
3.300%, 03/19/25		9,600	9,225,700
Capital One Financial Corp.
3.300%, 10/30/24		1,486	1,440,661
3.200%, 02/05/25		6,400	6,119,026
Cardinal Health, Inc.
3.079%, 06/15/24		9,750	9,576,151
Charles Schwab Corp.
# 0.750%, 03/18/24		7,335	7,187,836
Charles Schwab Corp., Floating Rate Note,
(r) SOFR + 0.500%, FRN, 5.844%, 03/18/24		3,073	3,069,035
(r) SOFR + 0.520%, FRN, 5.861%, 05/13/26		2,000	1,958,066
Cigna Group
3.500%, 06/15/24		11,773	11,591,872
CNA Financial Corp.
7.250%, 11/15/23		1,390	1,390,041
3.950%, 05/15/24		2,000	1,975,887
Conagra Brands, Inc.
4.300%, 05/01/24		465	460,635
Constellation Energy Generation LLC
3.250%, 06/01/25		14,900	14,258,083
Continental Resources, Inc.
3.800%, 06/01/24		587	578,140
Devon Energy Corp.
5.250%, 09/15/24		400	396,799

103

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	Discover Bank
	2.450%, 09/12/24	1,600	$1,539,033
	Discover Financial Services
	3.950%, 11/06/24	2,796	2,719,625
	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/24	6,327	6,099,858
	Edison International
	3.550%, 11/15/24	3,000	2,914,500
	4.950%, 04/15/25	6,920	6,780,252
	Elevance Health, Inc.
	3.500%, 08/15/24	3,000	2,941,200
	2.375%, 01/15/25	13,500	12,953,316
	Energy Transfer LP
	4.050%, 03/15/25	1,804	1,753,597
	Energy Transfer LP/Regency Energy Finance Corp.
	4.500%, 11/01/23	9,000	9,000,000
	Equifax, Inc.
	2.600%, 12/01/24	2,600	2,504,956
	Fidelity & Guaranty Life Holdings, Inc.
Ω	5.500%, 05/01/25	900	879,623
	Fiserv, Inc.
	2.750%, 07/01/24	5,000	4,891,600
	Five Corners Funding Trust
Ω	4.419%, 11/15/23	3,228	3,225,413
	Flex Ltd.
	4.750%, 06/15/25	1,000	973,706
	General Motors Financial Co., Inc.
	5.100%, 01/17/24	2,000	1,994,713
	1.200%, 10/15/24	2,000	1,904,853
	3.800%, 04/07/25	3,500	3,377,970
	Georgia-Pacific LLC
Ω	3.600%, 03/01/25	1,600	1,554,142
	Gilead Sciences, Inc.
	3.500%, 02/01/25	2,475	2,405,025
	GlaxoSmithKline Capital PLC
	3.000%, 06/01/24	4,361	4,292,427
	Global Payments, Inc.
	2.650%, 02/15/25	2,600	2,478,904
	Goldman Sachs Group, Inc.
	3.500%, 01/23/25	5,000	4,841,455
	Hewlett Packard Enterprise Co.
	1.450%, 04/01/24	10,750	10,549,169
	Host Hotels & Resorts LP
	3.875%, 04/01/24	2,000	1,976,864

		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	International Business Machines Corp.
	3.625%, 02/12/24	1,750	$1,739,402
	3.000%, 05/15/24	11,000	10,839,632
	ITC Holdings Corp.
	3.650%, 06/15/24	9,000	8,857,086
	JPMorgan Chase & Co.
	3.625%, 05/13/24	493	486,843
	Kemper Corp.
	4.350%, 02/15/25	6,542	6,323,750
	Kimco Realty OP LLC
	2.700%, 03/01/24	1,000	987,620
	Kinder Morgan, Inc.
Ω	5.625%, 11/15/23	4,336	4,334,457
	Laboratory Corp. of America Holdings
	3.600%, 02/01/25	763	740,915
	Lazard Group LLC
	3.750%, 02/13/25	3,085	2,985,297
	Lennar Corp.
	4.500%, 04/30/24	5,000	4,960,078
	LyondellBasell Industries NV
	5.750%, 04/15/24	570	568,764
	Marathon Petroleum Corp.
	3.625%, 09/15/24	7,000	6,845,604
	Morgan Stanley
	3.875%, 04/29/24	7,253	7,183,976
	MPLX LP
	4.875%, 12/01/24	3,750	3,699,380
	National Rural Utilities Cooperative Finance Corp.
	0.350%, 02/08/24	5,683	5,596,501
	Nuveen Finance LLC
Ω	4.125%, 11/01/24	11,250	10,976,929
	Oracle Corp.
	2.950%, 11/15/24	10,000	9,698,092
	2.500%, 04/01/25	2,200	2,098,675
	Philip Morris International, Inc.
	2.875%, 05/01/24	10,000	9,853,199
	Phillips 66
	3.850%, 04/09/25	354	344,008
	Realty Income Corp.
	3.875%, 07/15/24	9,457	9,323,386
	RTX Corp.
	3.200%, 03/15/24	4,040	3,998,384
	Ryder System, Inc.
#	3.650%, 03/18/24	8,033	7,959,363
	Santander Holdings USA, Inc.
	3.500%, 06/07/24	5,000	4,900,449

104

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Face Amount^	Value†
	(000)
UNITED STATES — (Continued)
Simon Property Group LP
2.000%, 09/13/24	7,937	$7,664,073
Truist Financial Corp.
2.500%, 08/01/24	280	272,283
UnitedHealth Group, Inc.
3.500%, 02/15/24	12,000	11,915,797
Ventas Realty LP
2.650%, 01/15/25	1,000	956,517
3.500%, 02/01/25	9,600	9,250,295
Wells Fargo & Co.
# 3.300%, 09/09/24	5,000	4,882,121
Welltower OP LLC
4.500%, 01/15/24	8,500	8,466,375
Williams Cos., Inc.
3.900%, 01/15/25	2,843	2,768,408
Zimmer Biomet Holdings, Inc.
3.550%, 04/01/25	3,000	2,898,222

TOTAL UNITED STATES		376,615,122

TOTAL BONDS		853,977,506

U.S. TREASURY OBLIGATIONS — (30.8%)
U.S. Treasury Bills
~« 5.548%, 04/18/24	25,000	24,375,023
U.S. Treasury Notes
~« 0.500%, 11/30/23	18,500	18,428,526
~« 0.750%, 12/31/23	20,000	19,846,734
~« 0.875%, 01/31/24	40,000	39,553,125
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200%, FRN, 5.598%, 01/31/25	25,000	25,041,990

		Face Amount^	Value†
		(000)
(r)	3M USTMMR + 0.169%, FRN, 5.567%, 04/30/25	120,000	$120,119,141
(r)	3M USTMMR + 0.125%, FRN, 5.523%, 07/31/25	83,000	82,986,359
U.S. Treasury Notes, Floating Rate Note,
(r)	3M USTMMR + 0.140%, FRN, 5.538%, 10/31/24	52,000	52,053,112

TOTAL U.S. TREASURY OBLIGATIONS			382,404,010

TOTAL INVESTMENT SECURITIES (Cost $1,270,741,760)			1,236,381,516

		Shares
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	473,442	5,476,304

TOTAL INVESTMENTS — (100.0%) (Cost $1,276,218,071)			$1,241,857,820

As of October 31, 2023, DFA Commodity Strategy Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying consolidated financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	27,082,232	NZD	45,735,055	State Street Bank and Trust	11/24/23	$435,240
USD	52,513,314	AUD	81,609,753	State Street Bank and Trust	01/10/24	624,092
USD	11,086,527	CAD	15,039,528	Bank of New York Mellon	01/11/24	227,306

Total Appreciation						$1,286,638

105

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

As of October 31, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
CBOT Corn Futures	101	12/14/23	$2,444,273	$2,417,687	$(26,586)
CBOT Soybean Futures	47	01/12/24	3,004,540	3,079,675	75,135
CBOT Soybean Meal Futures	44	01/12/24	1,622,877	1,839,200	216,323
CBOT Soybean Oil Futures	52	01/12/24	1,743,583	1,585,896	(157,687)
CBOT Wheat Futures	45	12/14/23	1,313,486	1,251,563	(61,923)
CME Lean Hogs Futures	33	12/14/23	964,491	946,770	(17,721)
CME Live Cattle Futures	32	12/29/23	2,398,979	2,349,440	(49,539)
COMEX Copper Futures	32	12/27/23	2,939,676	2,919,200	(20,476)
COMEX Gold 100 Troy Oz. Futures	48	12/27/23	9,150,672	9,572,640	421,968
COMEX Silver Futures	23	12/27/23	2,673,708	2,639,480	(34,228)
Gas Oil	20	01/11/24	1,768,050	1,674,500	(93,550)
Ice Brent Crude Oil Futures	55	01/31/24	4,696,346	4,613,950	(82,396)
KCBT Hard Red Winter Wheat Futures	25	12/14/23	876,902	786,563	(90,339)
LME Lead Futures	13	01/15/24	690,034	677,869	(12,165)
LME Lead Futures	29	11/13/23	1,574,831	1,504,557	(70,274)
LME Nickel Futures	12	01/15/24	1,354,374	1,303,200	(51,174)
LME Nickel Futures	31	11/13/23	3,901,760	3,334,236	(567,524)
LME Primary Aluminum Futures	120	11/13/23	6,676,066	6,745,950	69,884
LME Primary Aluminum Futures	53	01/15/24	3,059,664	2,981,780	(77,884)
LME Zinc Futures	29	01/15/24	1,823,143	1,759,945	(63,198)
LME Zinc Futures	64	11/13/23	4,051,757	3,876,800	(174,957)
NYBOT CSC ’C’ Coffee Futures	29	12/18/23	1,631,976	1,819,387	187,411
NYBOT CSC No. 11 World Sugar Futures	72	02/29/24	2,115,551	2,184,538	68,987
NYBOT CTN No. 2 Cotton Futures	22	12/06/23	967,962	893,420	(74,542)
NYMEX Henry Hub Natural Gas Futures	141	12/27/23	4,955,209	5,376,330	421,121
NYMEX Light Sweet Crude Oil Futures	63	12/19/23	5,411,896	5,071,500	(340,396)
NYMEX NY Harbor ULSD Futures	10	12/29/23	1,273,581	1,199,562	(74,019)
NYMEX Reformulated Gasoline Blend Futures	14	12/29/23	1,364,733	1,300,480	(64,253)

Total			$76,450,120	$75,706,118	$(744,002)
Short Position contracts:
LME Lead Futures	(29)	11/13/23	(1,551,528)	(1,504,557)	46,971
LME Lead Futures	(3)	01/15/24	(155,416)	(156,432)	(1,016)
LME Nickel Futures	(31)	11/13/23	(3,621,184)	(3,334,236)	286,948
LME Nickel Futures	(2)	01/15/24	(223,161)	(217,200)	5,961
LME Primary Aluminum Futures	(10)	01/15/24	(549,107)	(562,601)	(13,494)
LME Primary Aluminum Futures	(120)	11/13/23	(6,680,984)	(6,745,950)	(64,966)
LME Zinc Futures	(64)	11/13/23	(3,923,172)	(3,876,800)	46,372
LME Zinc Futures	(6)	01/15/24	(366,407)	(364,126)	2,281

Total			$(17,070,959)	$(16,761,902)	$309,057

Total Futures Contracts			$59,379,161	$58,944,216	$(434,945)

106

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

As of October 31, 2023, DFA Commodity Strategy Portfolio had entered into the following outstanding Total Return Swaps:

Reference Entity*	Counterparty	Notional Amount		Payments received (paid) by the Fund***	Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
BofA Merrill Lynch Commodity MLBXPPDM Total Return Index (1)	Bank of America Corp.	USD	149,858,442	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	11/28/23	—	—	$158,436	$158,436
BofA Merrill Lynch Total Return Index (2)	Bank of America Corp.	USD	231,149,937	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	11/28/23	—	—	541,716	541,716
Citi Commodities Pre-Roll RS Total Return Index (3)	Citibank, N.A.	USD	301,815,092	3 Month USD UST 13-Week Bill High Discount Rate plus 0.18%	12/21/23	—	—	(955,666)	(955,666)
Citi Custom CIVICS H Total Return Index (4)	Citibank, N.A.	USD	99,877,449	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	12/21/23	—	—	(320,887)	(320,887)
UBS UBSIB190 Custom Strategy (5)	UBS AG	USD	464,400,228	3 Month USD UST 13-Week Bill High Discount Rate plus 0.14%	01/29/24	—	—	(4,036,809)	(4,036,809)

Total						—	—	$(4,613,210)	$(4,613,210)

*	Portfolio receives the price appreciation of the reference entity at maturity.
***	Payments received (paid) by the Fund are exchanged at maturity.

(1)	The following table represents the individual positions within the Total Return Swap as of October 31, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.66%	$3,992,010
CBOT Corn Futures	4.21%	6,315,409
NYMEX Light Sweet Crude Oil Futures	8.57%	12,839,967
ICE Brent Crude Oil Futures	7.83%	11,727,714
NYBOT CTN No. 2 Cotton Futures	1.54%	2,308,871
COMEX Gold 100 Troy Oz. Futures	16.23%	24,319,711
COMEX Copper Futures	5.00%	7,488,579
NYMEX NY Harbor ULSD Futures	2.08%	3,117,775
NYBOT CSC ’C’ Coffee Futures	3.02%	4,523,893
KCBT Hard Red Winter Wheat Futures	1.37%	2,054,619
LME Primary Aluminum Futures	4.08%	6,107,760
CME Live Cattle Futures	3.96%	5,938,856
CME Lean Hogs Futures	1.65%	2,470,752
LME Lead Futures	0.90%	1,344,651
LME Nickel Futures	1.82%	2,726,188
LME Zinc Futures	2.36%	3,538,176
NYMEX Henry Hub Natural Gas Futures	9.05%	13,560,980
ICE Gasoil Futures	2.75%	4,128,512
CBOT Soybean Futures	5.15%	7,717,390
NYBOT CSC No. 11 World Sugar Futures	3.70%	5,549,328
COMEX Silver Futures	4.52%	6,774,443
CBOT Soybean Meal Futures	3.13%	4,692,683
CBOT Wheat Futures	2.23%	3,341,891
NYMEX Reformulated Gasoline Blend Futures	2.19%	3,278,284

Total Notional Amount		$149,858,442

107

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

(2)	The following table represents the individual positions within the Total Return Swap as of October 31, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.22%	$7,436,224
CBOT Corn Futures	3.31%	7,650,727
NYMEX Light Sweet Crude Oil Futures	8.62%	19,931,668
ICE Brent Crude Oil Futures	8.01%	18,515,246
NYBOT CTN No. 2 Cotton Futures	1.52%	3,523,132
COMEX Gold 100 Troy Oz. Futures	12.94%	29,902,321
COMEX Copper Futures	4.99%	11,525,402
NYMEX NY Harbor ULSD Futures	2.51%	5,806,489
NYBOT CSC ’C’ Coffee Futures	3.06%	7,066,630
KCBT Hard Red Winter Wheat Futures	1.37%	3,173,042
LME Primary Aluminum Futures	4.10%	9,481,165
CME Live Cattle Futures	4.71%	10,876,219
CME Lean Hogs Futures	1.23%	2,842,433
LME Lead Futures	0.90%	2,087,322
LME Nickel Futures	1.46%	3,386,191
LME Zinc Futures	2.38%	5,492,360
NYMEX Henry Hub Natural Gas Futures	10.93%	25,273,013
ICE Gasoil Futures	3.33%	7,690,498
CBOT Soybean Futures	5.20%	12,016,381
NYBOT CSC No. 11 World Sugar Futures	4.46%	10,312,603
COMEX Silver Futures	3.59%	8,289,052
CBOT Soybean Meal Futures	3.78%	8,741,425
CBOT Wheat Futures	1.73%	3,998,605
NYMEX Reformulated Gasoline Blend Futures	2.65%	6,131,789

Total Notional Amount		$231,149,937

(3)	The following table represents the individual positions within the Total Return Swap as of October 31, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	3.22%	$9,709,562
CBOT Corn Futures	3.31%	9,989,641
NYMEX Light Sweet Crude Oil Futures	8.62%	26,025,004
ICE Brent Crude Oil Futures	8.01%	24,175,566
NYBOT CTN No. 2 Cotton Futures	1.52%	4,600,193
COMEX Gold 100 Troy Oz. Futures	12.94%	39,043,799
COMEX Copper Futures	4.99%	15,048,848
NYMEX NY Harbor ULSD Futures	2.51%	7,581,599
NYBOT CSC ’C’ Coffee Futures	3.06%	9,226,979
KCBT Hard Red Winter Wheat Futures	1.37%	4,143,077
LME Primary Aluminum Futures	4.10%	12,379,664
CME Live Cattle Futures	4.71%	14,201,203
CME Lean Hogs Futures	1.23%	3,711,396

108

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
LME Lead Futures	0.90%	2,725,440
LME Nickel Futures	1.46%	4,421,388
LME Zinc Futures	2.38%	7,171,437
NYMEX Henry Hub Natural Gas Futures	10.93%	32,999,259
ICE Gasoil Futures	3.33%	10,041,571
CBOT Soybean Futures	5.20%	15,689,925
NYBOT CSC No. 11 World Sugar Futures	4.46%	13,465,283
COMEX Silver Futures	3.59%	10,823,109
CBOT Soybean Meal Futures	3.78%	11,413,777
CBOT Wheat Futures	1.73%	5,221,024
NYMEX Reformulated Gasoline Blend Futures	2.65%	8,006,347

Total Notional Amount		$301,815,091

(4)	The following table represents the individual positions within the Total Return Swap as of October 31, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.66%	$2,660,589
CBOT Corn Futures	4.21%	4,209,085
NYMEX Light Sweet Crude Oil Futures	8.57%	8,557,564
ICE Brent Crude Oil Futures	7.83%	7,816,270
NYBOT CTN No. 2 Cotton Futures	1.54%	1,538,813
COMEX Gold 100 Troy Oz. Futures	16.23%	16,208,569
COMEX Copper Futures	5.00%	4,990,978
NYMEX NY Harbor ULSD Futures	2.08%	2,077,931
NYBOT CSC ’C’ Coffee Futures	3.02%	3,015,078
KCBT Hard Red Winter Wheat Futures	1.37%	1,369,360
LME Primary Aluminum Futures	4.08%	4,070,691
CME Live Cattle Futures	3.96%	3,958,121
CME Lean Hogs Futures	1.65%	1,646,704
LME Lead Futures	0.90%	896,181
LME Nickel Futures	1.82%	1,816,946
LME Zinc Futures	2.36%	2,358,118
NYMEX Henry Hub Natural Gas Futures	9.05%	9,038,103
ICE Gasoil Futures	2.75%	2,751,565
CBOT Soybean Futures	5.15%	5,143,475
NYBOT CSC No. 11 World Sugar Futures	3.70%	3,698,509
COMEX Silver Futures	4.52%	4,515,021
CBOT Soybean Meal Futures	3.13%	3,127,573
CBOT Wheat Futures	2.23%	2,227,299
NYMEX Reformulated Gasoline Blend Futures	2.19%	2,184,906

Total Notional Amount		$99,877,449

(5)	The following table represents the individual positions within the Total Return Swap as of October 31, 2023:

Referenced Commodity — Long Position

Futures Contract	% of Index	Notional Amount
CBOT Soybean Oil Futures	2.66%	$12,370,943
CBOT Corn Futures	4.21%	19,570,984
NYMEX Light Sweet Crude Oil Futures	8.57%	39,790,108

109

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

Futures Contract	% of Index	Notional Amount
ICE Brent Crude Oil Futures	7.83%	36,343,317
NYBOT CTN No. 2 Cotton Futures	1.54%	7,155,020
COMEX Gold 100 Troy Oz. Futures	16.23%	75,364,989
COMEX Copper Futures	5.00%	23,206,552
NYMEX NY Harbor ULSD Futures	2.08%	9,661,755
NYBOT CSC ’C’ Coffee Futures	3.02%	14,019,209
KCBT Hard Red Winter Wheat Futures	1.37%	6,367,113
LME Primary Aluminum Futures	4.08%	18,927,495
CME Live Cattle Futures	3.96%	18,404,076
CME Lean Hogs Futures	1.65%	7,656,678
LME Lead Futures	0.90%	4,166,976
LME Nickel Futures	1.82%	8,448,256
LME Zinc Futures	2.36%	10,964,544
NYMEX Henry Hub Natural Gas Futures	9.05%	42,024,473
ICE Gasoil Futures	2.75%	12,793,952
CBOT Soybean Futures	5.15%	23,915,621
NYBOT CSC No. 11 World Sugar Futures	3.70%	17,196,959
COMEX Silver Futures	4.52%	20,993,498
CBOT Soybean Meal Futures	3.13%	14,542,278
CBOT Wheat Futures	2.23%	10,356,273
NYMEX Reformulated Gasoline Blend Futures	2.19%	10,159,159

Total Notional Amount		$464,400,228

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Bonds
Australia	—	$36,928,209	—	$36,928,209
Canada	—	92,644,842	—	92,644,842
Denmark	—	7,111,332	—	7,111,332
France	—	58,284,552	—	58,284,552
Germany	—	44,983,343	—	44,983,343
Ireland	—	12,401,372	—	12,401,372
Italy	—	9,723,092	—	9,723,092
Japan	—	71,803,962	—	71,803,962
Netherlands	—	11,720,795	—	11,720,795
New Zealand	—	26,879,135	—	26,879,135
Spain	—	6,732,273	—	6,732,273
Supranational Organization Obligations	—	30,973,569	—	30,973,569
Sweden	—	24,964,323	—	24,964,323
Switzerland	—	4,955,630	—	4,955,630
United Kingdom	—	37,255,955	—	37,255,955
United States	—	376,615,122	—	376,615,122
U.S. Treasury Obligations	—	382,404,010	—	382,404,010
Securities Lending Collateral	—	5,476,304	—	5,476,304
Forward Currency Contracts**	—	1,286,638	—	1,286,638

110

DFA COMMODITY STRATEGY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Futures Contracts**	$(434,945)	—	—	$(434,945)
Swap Agreements**	—	$(4,613,210)	—	(4,613,210)

TOTAL	$(434,945)	$1,238,531,248	—	$1,238,096,303

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

111

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

DFA Commodity Strategy
Portfolio*
ASSETS:
Investment Securities at Value (including $5,376 of securities on loan)	$1,236,382
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $5,476)	5,476
Foreign Currencies at Value	2
Segregated Cash for Swaps Contracts	32,384
Cash	44,197
Receivables:
Dividends and Interest	6,729
Securities Lending Income	3
Fund Shares Sold	446
Unrealized Gain on Swap Contracts	700
Unrealized Gain on Forward Currency Contracts	1,287
Prepaid Expenses and Other Assets	74

Total Assets	1,327,680

LIABILITIES:
Payables:
Upon Return of Securities Loaned	5,499
Fund Shares Redeemed	2,201
Due to Advisor	312
Due to Broker	52
Futures Margin Variation	471
Unrealized Loss on Swap Contracts	5,313
Payable for Swap Contracts Payments	841
Accrued Expenses and Other Liabilities	114

Total Liabilities	14,803

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE D)
NET ASSETS	$1,312,877

SHARES OUTSTANDING, $0.01 PAR VALUE (1)	281,092,504

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$4.67

Investment Securities at Cost	$1,270,741

Foreign Currencies at Cost	$2

NET ASSETS CONSIST OF:
Paid-In Capital	$1,366,854
Total Distributable Earnings (Loss)	(53,977)

NET ASSETS	$1,312,877

(1) NUMBER OF SHARES AUTHORIZED	1,800,000,000

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

112

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

DFA
Commodity Strategy
Portfolio#
Investment Income
Interest	$48,499
Income from Securities Lending, Net	53

Total Investment Income	48,552

Expenses
Investment Management Fees	5,359
Accounting & Transfer Agent Fees	240
Custodian Fees	74
Filing Fees	81
Shareholders’ Reports	82
Directors’/Trustees’ Fees & Expenses	12
Professional Fees	32
Other	71

Total Expenses	5,951

Fees Waived, Expenses Reimbursed by Advisor (Note D)	1,066
Fees Paid Indirectly (Note D)	21

Net Expenses	4,864

Net Investment Income (Loss)	43,688

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(20,616)
Affiliated Investment Companies Shares Sold	2
Futures	(9,574)
Swap Contracts	(127,781)
Foreign Currency Transactions	(111)
Forward Currency Contracts	(674)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	49,627
Affiliated Investment Companies Shares	6
Futures	471
Swap Contracts	(10,073)
Translation of Foreign Currency-Denominated Amounts	14
Forward Currency Contracts	896

Net Realized and Unrealized Gain (Loss)	(117,813)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(74,125)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

113

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Commodity Strategy
	Portfolio
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$43,688	$22,136
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(20,616)	(44,736)
Affiliated Investment Companies Shares Sold	2	(5)
Futures	(9,574)	953
Swap Contracts	(127,781)	110,350
Foreign Currency Transactions	(111)	(22)
Forward Currency Contracts	(674)	21,616
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	49,627	(75,310)
Affiliated Investment Companies Shares	6	(6)
Futures	471	(1,625)
Swap Contracts	(10,073)	35,073
Translation of Foreign Currency-Denominated Amounts	14	(51)
Forward Currency Contracts	896	1,633

Net Increase (Decrease) in Net Assets Resulting from Operations	(74,125)	70,006

Distributions:
Institutional Class Shares	(113,511)	(500,400)
Capital Share Transactions (1):
Shares Issued	518,609	967,055
Shares Issued in Lieu of Cash Distributions	104,344	476,866
Shares Redeemed	(812,529)	(1,089,224)

Net Increase (Decrease) from Capital Share Transactions	(189,576)	354,697

Total Increase (Decrease) in Net Assets	(377,212)	(75,697)
Net Assets
Beginning of Year	1,690,089	1,765,786

End of Year	$1,312,877	$1,690,089

(1) Shares Issued and Redeemed:
Shares Issued	108,791	173,638
Shares Issued in Lieu of Cash Distributions	20,888	104,431
Shares Redeemed	(171,581)	(198,205)

Net Increase (Decrease) from Shares Issued and Redeemed	(41,902)	79,864

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

114

DFA INVESTMENT DIMENSIONS GROUP INC.

CONSOLIDATED FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA Commodity Strategy Portfolio
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$5.23	$7.26	$5.00	$5.46	$5.68

Income from Investment Operations (A)
Net Investment Income (Loss)	0.14	0.07	0.01	0.06	0.11
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.33)	0.07	2.27	(0.46)	(0.22)

Total from Investment Operations	(0.19)	0.14	2.28	(0.40)	(0.11)

Less Distributions:
Net Investment Income	(0.37)	(2.17)	(0.02)	(0.06)	(0.11)

Total Distributions	(0.37)	(2.17)	(0.02)	(0.06)	(0.11)

Net Asset Value, End of Year	$4.67	$5.23	$7.26	$5.00	$5.46

Total Return	(4.12%)	6.38%	45.67%	(7.41%)	(1.99%)

Net Assets, End of Year (thousands)	$1,312,877	$1,690,089	$1,765,786	$1,096,427	$1,579,044
Ratio of Expenses to Average Net Assets	0.32%	0.30%	0.31%	0.33%	0.33%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.39%	0.38%	0.40%	0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets	2.85%	1.25%	0.24%	1.15%	1.99%
Portfolio Turnover Rate	36%	134%	114%	71%	38%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

115

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose shares are generally offered, without a sales charge, to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, one of which, DFA Commodity Strategy Portfolio (the “Portfolio”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio wholly owns and controls Dimensional Cayman Commodity Fund I, LTD. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Debt securities held by the Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 in the hierarchy. Securities for which quotations are not readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy. Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures approved by the Board. These securities are generally categorized as Level 2 in the hierarchy.

116

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolio whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate this translation, the Portfolio enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or its portfolios are allocated using methods approved by the Board, generally based on average net assets.

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C. Basis for Consolidation:

The Subsidiary commenced operations on November 9, 2010. The Portfolio commenced reporting on a consolidated basis as of such commencement date in accordance with the accounting principles relating to reporting of a wholly-owned subsidiary. The Portfolio will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Portfolio. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Portfolio) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Portfolio. The portion of the Portfolio’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

To the extent of the Portfolio’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Portfolio is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are generally similar to those that are permitted to be held by the Portfolio and are subject to the same risks that apply to similar investments if held directly by the Portfolio.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Portfolio is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Portfolio in the current period nor carried forward to offset taxable income in future periods.

As of October 31, 2023, the Portfolio held a $308,525,210 investment in the Subsidiary, representing 23.50% of the Portfolio’s total net assets. The accompanying consolidated financial statements include all assets, liabilities, revenues and expenses of the Portfolio and its wholly-owned Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

D. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2023, the investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA Commodity Strategy Portfolio	0.28%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive all or a portion of the management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in The DFA Short Term Investment Fund and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses to no more than 0.55% of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, and may only be terminated by the Fund’s Board of Directors prior to that date. The Fee Waiver Agreement will continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. As of October 31, 2023, there were no previously waived fees/expenses assumed subject to future recovery by the Advisor.

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The Subsidiary has entered into a separate contract with the Advisor whereby the Advisor or its affiliates provide investment advisory and other services to the Subsidiary. For the investment advisory services it provides, the Advisor is entitled to a fee from the Subsidiary equal to 0.30% of the Subsidiary’s average net assets on an annualized basis; however, pursuant to a contractual agreement, the Advisor has agreed to waive the management fee of the Subsidiary.

For the year ended October 31, 2023, approximately $1,066 (in thousands) of the Subsidiary’s management fees were waived pursuant to the Subsidiary fee waiver agreement.

Earned Income Credit:

Additionally, the Portfolio has entered into an arrangement with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolio’s custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Portfolio’s net assets. During the year ended October 31, 2023, expenses reduced were as follows (amount in thousands):

Fees Paid Indirectly
DFA Commodity Strategy Portfolio	$21

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Consolidated Statement of Operations.

E. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors/Trustees is included in Accrued Expenses and Other Liabilities on the Consolidated Statement of Assets and Liabilities as follows (amount in thousands):

DFA Commodity Strategy Portfolio	$8

F. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolio’s transactions related to investment securities, other than short-term securities and in-kind redemptions (amounts in thousands), were as follows:

	U.S. Government Securities		Other Investment Securities
	Purchases	Sales	Purchases	Sales
DFA Commodity Strategy Portfolio	$452,245	$695,838	$20,733	$327,320

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the corresponding Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities or Consolidated Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
DFA Commodity Strategy Portfolio
The DFA Short Term Investment Fund	$17,837	$296,267	$308,636	$2	$6	$5,476	473	$562	—

Total	$17,837	$296,267	$308,636	$2	$6	$5,476	473	$562	—

G. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income or accumulated net realized gains or losses, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of financial and tax reporting related to the Subsidiary, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for tax purposes, and net foreign currency gains/losses, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA Commodity Strategy Portfolio
2022	$500,400	—	—	$500,400
2023	113,511	—	—	113,511

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA Commodity Strategy Portfolio	$(3,129)	—	$(3,129)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA Commodity Strategy Portfolio	$18,492	—	$(46,601)	$(25,858)	$(53,967)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA Commodity Strategy Portfolio	$46,601	$46,601

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA Commodity Strategy Portfolio	$1,261,121	$1,575,100	$(1,594,363)	$(19,263)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

H. Financial Instruments:

In accordance with the Portfolio’s investment objective and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolio may be inhibited.

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Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio. The Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in commodity-linked notes, swap agreements and other commodity-linked derivative instruments, including futures contracts on individual commodities or a subset of commodities and options on commodities. The accompanying consolidated schedule of investments includes investments of the Portfolio and its wholly-owned Subsidiary.

2. Forward Currency Contracts: The Portfolio may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk). The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Consolidated Statement of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Consolidated Statement of Operations as a net realized gain or loss on forward currency contracts.

3. Commodity-Linked Derivatives: The Portfolio and the Subsidiary invest in commodity-linked derivative instruments, such as swap agreements, commodity options, futures, options on futures, and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices.

4. Swap Agreements: The Portfolio may enter into swap agreements with respect to commodities, interest rates and indexes of commodities or securities, specific securities and commodities, and mortgage, credit and event-linked swaps, and, to the extent the Portfolio may invest in foreign-currency-denominated securities, the Portfolio may enter into swap agreements with respect to foreign currencies.

The Portfolio may enter into swap transactions for any legal purpose consistent with its investment objective and policies, such as for the purpose of attempting to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets, to seek to increase total return (speculation), to protect against currency fluctuations, as a duration management technique, to protect against any increase in the price of securities the Portfolio anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

A swap agreement may be negotiated bilaterally and traded over-the-counter between the two parties (for an uncleared swap), while other swaps must be transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap), and may be traded on swap execution facilities (exchanges). Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. In an uncleared swap, the swap counterparty is typically a brokerage firm, bank or other financial institution. In a cleared swap, the Portfolio’s ultimate counterparty is a central clearinghouse rather than a brokerage firm, bank or other financial institution.

An investment in a commodity swap agreement may involve the exchange of floating-rate interest payments for the total return on a commodity index. In a total return commodity swap, the Portfolio will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. The Portfolio may also enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation (whether as a single debt instrument or as part of an index of debt instruments) has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. The Portfolio may be either the buyer or seller in a credit default swap transaction. Credit default swap transactions involve greater risks than if the Portfolio had invested in the reference obligation directly.

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Most swap agreements entered into by the Portfolio will calculate the obligations of the parties to the agreement on a “net” basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. The Portfolio’s current obligations under a swap agreement will be accrued daily (offset against any amounts owed to the Portfolio).

Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearinghouse, as is the case with cleared swaps. As a result, the Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor. The Portfolio will enter into swap agreements only with counterparties that meet certain standards of creditworthiness as determined by the Advisor’s Investment Committee. To the extent that the Portfolio reasonably expects a swap cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of investment, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.

The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and implementing rules adopted by the Commodity Futures Trading Commission (“CFTC”) currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by the Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of the Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.

Futures Activities:

The Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges.

5. Futures Contracts: A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization or production weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

Payments, known as “variation margin,” to and from the broker, will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.

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At any time prior to the expiration of a futures contract, the Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.

The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.

6. Options on Futures Contracts: The Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.

An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily, and that change is reflected in the net asset value of the Portfolio.

The Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return, and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.

The Subsidiary’s securities have been segregated as collateral for open futures contracts and open swaps contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**	Swap Contracts***
DFA Commodity Strategy Portfolio	$122,721	$122,265	$1,438,198

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.
***	Average Notional Value of agreements.

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The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (1)	Commodity Futures Contracts *,(2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$3,836	$1,287	$1,849	$700

	Liability Derivatives Value
	Total Value at October 31, 2023	Commodity Futures Contracts *, (4)	Swap Contracts (5)
DFA Commodity Strategy Portfolio	$(7,597)	$(2,284)	$(5,313)

(1)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Assets and Liabilities as Receivables: Futures Margin Variation.
(3)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Gain on Swap Contracts.
(4)	Presented on Consolidated Statement of Assets and Liabilities as Payables: Futures Margin Variation.
(5)	Presented on Consolidated Statement of Assets and Liabilities as Unrealized Loss on Swap Contracts.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Consolidated Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Commodity Futures Contracts (2)	Swap Contracts (3)
DFA Commodity Strategy Portfolio	$(138,029)	$(674)	$(9,574)	$(127,781)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (4)	Commodity Futures Contracts (5)	Swap Contracts (6)
DFA Commodity Strategy Portfolio	$(8,706)	$896	$471	$(10,073)

(1)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Consolidated Statement of Operations as Net Realized Gain (Loss) on: Swap Contracts.
(4)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(5)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.
(6)	Presented on Consolidated Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Swap Contracts.

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Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Consolidated Statement of Assets and Liabilities.

The following table presents the Portfolio’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolio as of October 31, 2023 (amounts in thousands):

		Net Amounts of Assets Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities					Net Amounts of Liabilities Presented in the Consolidated Statement of Assets and Liabilities	Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets (a)		Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received	Net Amount (c)	Gross Amounts of Recognized Liabilities (a)		Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount (e)

	Assets						Liabilities
DFA Commodity Strategy Portfolio
State Street Bank and Trust	$1,059	$1,059	—	—	—	$1,059	—	—	—	—	—	—
Bank of America Corp.	700	700	—	—	—	700	—	—	—	—	—	—
Citibank, N.A	—	—	—	—	—	—	$1,276	$1,276	—	$(1,276)	—	—
Bank of New York Mellon	227	227	—	—	—	227	—	—	—	—	—	—
UBS AG	—	—	—	—	—	—	4,037	4,037	—	(4,037)	—	—

Total	$1,986	$1,986	—	—	—	$1,986	$5,313	$5,313	—	$(5,313)	—	—

(a)	No amounts have been netted against the gross amounts recognized in the Consolidated Statement of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Consolidated Statement of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

I. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the

126

parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Portfolio under the lines of credit during the year ended October 31, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Portfolio did not use the interfund lending program during the year ended October 31, 2023.

J. Securities Lending:

As of October 31, 2023, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

127

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
DFA Commodity Strategy Portfolio Bonds	$5,499	—	—	—	$5,499

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update ("ASU") No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder reports, and will have no effect on the Portfolio’s accounting policies or financial statements.

128

M. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the outstanding shares of the Portfolio. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA Commodity Strategy Portfolio-Institutional Class	3	72%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

129

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of DFA Commodity Strategy Portfolio and Dimensional Cayman Commodity Fund I, LTD

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of DFA Commodity Strategy Portfolio and its subsidiary (Dimensional Cayman Commodity Fund I, LTD) (one of the portfolios constituting DFA Investment Dimensions Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2023, the related consolidated statement of operations for the year ended October 31, 2023, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the consolidated financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

130

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Company Portfolio vs.

S&P 500™ Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	10.12%	10.95%	11.11%

131

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023
Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT Index SM	-6.25%

Total Return for 12 Months Ended October 31, 2023
Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small-cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Company Portfolio

The U.S. Large Company Portfolio seeks to approximate the returns of the S&P 500® Index by investing in S&P 500® Index securities in approximately the same proportions as they are represented in the S&P 500® Index. As of October 31, 2023, the Portfolio held approximately 500 securities. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, the total return was 10.12% for the Portfolio and 10.14% for the S&P 500® Index, the Portfolio’s benchmark. The Portfolio performed in line with the benchmark before fees and expenses.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLE

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
U.S. Large Company Portfolio
Actual Fund Return	$1,000.00	$1,013.70	0.08%	$0.41
Hypothetical 5% Annual Return	$1,000.00	$1,024.80	0.08%	$0.41

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

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DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

U.S. Large Company Portfolio
Communication Services	8.7%
Consumer Discretionary	10.6%
Consumer Staples	6.6%
Energy	4.5%
Financials	12.8%
Health Care	13.1%
Industrials	8.3%
Information Technology	28.1%
Materials	2.4%
Real Estate	2.4%
Utilities	2.5%

100.0%

134

U.S. LARGE COMPANY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (99.7%)
COMMUNICATION SERVICES — (8.7%)
* Alphabet, Inc., Class A	1,668,014	$206,967,177	2.1%
* Alphabet, Inc., Class C	1,418,886	177,786,416	1.8%
Comcast Corp., Class A	1,157,092	47,776,329	0.5%
* Meta Platforms, Inc., Class A	624,861	188,251,873	1.9%
* Netflix, Inc.	124,587	51,291,222	0.5%
Verizon Communications, Inc.	1,181,931	41,521,236	0.4%
* Walt Disney Co.	514,427	41,972,099	0.4%
Other Securities		104,813,655	1.1%

TOTAL COMMUNICATION SERVICES		860,380,007	8.7%

CONSUMER DISCRETIONARY — (10.5%)
* Amazon.com, Inc.	2,552,661	339,733,652	3.4%
Home Depot, Inc.	282,653	80,468,483	0.8%
McDonald’s Corp.	204,886	53,714,963	0.5%
* Tesla, Inc.	776,338	155,919,724	1.6%
Other Securities		412,424,111	4.2%

TOTAL CONSUMER DISCRETIONARY		1,042,260,933	10.5%

CONSUMER STAPLES — (6.6%)
Coca-Cola Co.	1,094,179	61,810,172	0.6%
Costco Wholesale Corp.	124,587	68,826,842	0.7%
PepsiCo, Inc.	387,014	63,191,646	0.6%
Philip Morris International, Inc.	436,429	38,912,010	0.4%
Procter & Gamble Co.	662,737	99,430,432	1.0%
Walmart, Inc.	401,306	65,577,413	0.7%
Other Securities		256,504,107	2.6%

TOTAL CONSUMER STAPLES		654,252,622	6.6%

ENERGY — (4.5%)
Chevron Corp.	498,819	72,692,893	0.7%
ConocoPhillips	336,665	39,995,802	0.4%
Exxon Mobil Corp.	1,125,465	119,130,470	1.2%
Other Securities		216,091,368	2.2%

TOTAL ENERGY		447,910,533	4.5%

FINANCIALS — (12.7%)
Bank of America Corp.	1,943,630	51,195,214	0.5%
* Berkshire Hathaway, Inc., Class B	512,713	175,004,328	1.8%
JPMorgan Chase & Co.	817,022	113,615,079	1.2%
Mastercard, Inc., Class A	233,914	88,033,534	0.9%
# Visa, Inc., Class A	451,735	106,202,899	1.1%
Wells Fargo & Co.	1,028,637	40,908,893	0.4%
Other Securities		685,563,713	6.9%

TOTAL FINANCIALS		1,260,523,660	12.8%

HEALTH CARE — (13.1%)
Abbott Laboratories	487,882	46,129,243	0.5%
AbbVie, Inc.	496,228	70,057,469	0.7%
Amgen, Inc.	150,383	38,452,933	0.4%
Eli Lilly & Co.	224,185	124,182,797	1.3%

135

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

		Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Johnson & Johnson	676,993	$100,425,142	1.0%
	Merck & Co., Inc.	713,403	73,266,488	0.7%
	Pfizer, Inc.	1,587,315	48,508,346	0.5%
	Thermo Fisher Scientific, Inc.	108,507	48,260,658	0.5%
	UnitedHealth Group, Inc.	260,423	139,472,142	1.4%
	Other Securities		610,236,509	6.1%

TOTAL HEALTH CARE			1,298,991,727	13.1%

INDUSTRIALS — (8.3%)
	Other Securities		822,845,618	8.3%

INFORMATION TECHNOLOGY — (28.0%)
	Accenture PLC, Class A	177,343	52,686,832	0.5%
*	Adobe, Inc.	128,144	68,180,297	0.7%
*	Advanced Micro Devices, Inc.	454,233	44,741,950	0.5%
	Apple, Inc.	4,131,710	705,572,117	7.1%
	Broadcom, Inc.	116,023	97,618,271	1.0%
	Cisco Systems, Inc.	1,145,669	59,723,725	0.6%
	Intel Corp.	1,178,552	43,017,148	0.4%
	International Business Machines Corp.	256,122	37,045,486	0.4%
	Intuit, Inc.	78,667	38,936,232	0.4%
	Microsoft Corp.	2,088,817	706,249,916	7.1%
	NVIDIA Corp.	694,420	283,184,476	2.9%
	Oracle Corp.	442,893	45,795,136	0.5%
*	Salesforce, Inc.	273,832	54,993,681	0.6%
	Texas Instruments, Inc.	255,080	36,223,911	0.4%
	Other Securities		497,826,603	4.9%

TOTAL INFORMATION TECHNOLOGY			2,771,795,781	28.0%

MATERIALS — (2.4%)
	Linde PLC	137,182	52,425,473	0.5%
	Other Securities		186,869,311	1.9%

TOTAL MATERIALS			239,294,784	2.4%

REAL ESTATE — (2.4%)
	Other Securities		233,041,636	2.4%

UTILITIES — (2.5%)
	Other Securities		247,175,693	2.5%

TOTAL COMMON STOCKS (Cost $2,822,482,853)			9,878,472,994	99.8%

TEMPORARY CASH INVESTMENTS — (0.1%)
	State Street Institutional U.S. Government Money Market Fund, 5.300%	16,462,238	16,462,238	0.1%

SECURITIES LENDING COLLATERAL — (0.2%)
@§	The DFA Short Term Investment Fund	1,558,982	18,032,744	0.2%

TOTAL INVESTMENTS—(100.0%) (Cost $2,856,978,200)			$9,912,967,976	100.1%

136

U.S. LARGE COMPANY PORTFOLIO

CONTINUED

As of October 31, 2023, U.S. Large Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	103	12/15/23	$22,376,350	$21,693,087	$(683,263)

Total Futures Contracts			$22,376,350	$21,693,087	$(683,263)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$860,380,007	—	—		$860,380,007
Consumer Discretionary	1,042,260,933	—	—		1,042,260,933
Consumer Staples	654,252,622	—	—		654,252,622
Energy	447,910,533	—	—		447,910,533
Financials	1,260,523,660	—	—		1,260,523,660
Health Care	1,298,784,957	—	$206,770		1,298,991,727
Industrials	822,845,618	—	—		822,845,618
Information Technology	2,771,795,781	—	—		2,771,795,781
Materials	239,294,784	—	—		239,294,784
Real Estate	233,041,636	—	—		233,041,636
Utilities	247,175,693	—	—		247,175,693
Temporary Cash Investments	16,462,238	—	—		16,462,238
Securities Lending Collateral	—	$18,032,744	—		18,032,744
Futures Contracts**	(683,263)	—	—		(683,263)

TOTAL	$9,894,045,199	$18,032,744	$206,770	^	$9,912,284,713

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

137

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

U.S. Large Company Portfolio*
ASSETS:
Investment Securities at Value (including $80,397 of securities on loan)	$9,878,473
Temporary Cash Investments at Value & Cost	16,462
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $18,033)	18,033
Segregated Cash for Futures Contracts	1,154
Receivables:
Dividends and Interest	7,454
Securities Lending Income	11
Fund Shares Sold	4,669
Due from Advisor	37
Futures Margin Variation	203
Prepaid Expenses and Other Assets	40

Total Assets	9,926,536

LIABILITIES:
Payables:
Upon Return of Securities Loaned	18,054
Fund Shares Redeemed	8,822
Accrued Expenses and Other Liabilities	926

Total Liabilities	27,802

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C) NET ASSETS	$9,898,734

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,898,734 and shares outstanding of 345,843,203, $0.01 Par Value (1)	$28.62

(1) NUMBER OF SHARES AUTHORIZED	900,000,000

Investment Securities at Cost	$2,822,483

NET ASSETS CONSIST OF:
Paid-In Capital	$2,540,037
Total Distributable Earnings (Loss)	7,358,697

NET ASSETS	$9,898,734

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

U.S. Large Company Portfolio#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $44)	$167,193
Income from Securities Lending, Net	242

Total Investment Income	167,435

Fund Expenses
Investment Management Fees	6,052
Accounting & Transfer Agent Fees	1,859
S&P 500® Fees	255
Custodian Fees	103
Filing Fees	104
Shareholders’ Reports	158
Directors’/Trustees’ Fees & Expenses	74
Professional Fees	217
Other	597

Total Fund Expenses	9,419

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,350

Net Expenses	8,069

Net Investment Income (Loss)	159,366

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	352,340
Affiliated Investment Companies Shares Sold	80
Futures	5,297
In-Kind Redemptions	196,611
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	252,431
Affiliated Investment Companies Shares	8
Futures	(1,071)

Net Realized and Unrealized Gain (Loss)	805,696

Net Increase (Decrease) in Net Assets Resulting from Operations	$965,062

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	U.S. Large Company Portfolio
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$159,366	$159,827
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	352,340	492,366
Affiliated Investment Companies Shares Sold	80	(19)
Futures	5,297	(10,134)
In-Kind Redemptions	196,611	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	252,431	(2,364,904)
Affiliated Investment Companies Shares	8	(9)
Futures	(1,071)	36

Net Increase (Decrease) in Net Assets Resulting from Operations	965,062	(1,722,837)

Distributions:
Institutional Class Shares	(572,729)	(792,204)
Capital Share Transactions (1):
Shares Issued	1,249,148	1,294,694
Shares Issued in Lieu of Cash Distributions	534,574	741,569
Shares Redeemed	(2,094,067)	(2,012,336)

Net Increase (Decrease) from Capital Share Transactions	(310,345)	23,927

Total Increase (Decrease) in Net Assets	81,988	(2,491,114)
Net Assets
Beginning of Year	9,816,746	12,307,860

End of Year	$9,898,734	$9,816,746

(1) Shares Issued and Redeemed:
Shares Issued	43,453	43,150
Shares Issued in Lieu of Cash Distributions	19,445	22,923
Shares Redeemed	(73,335)	(65,948)

Net Increase (Decrease) from Shares Issued and Redeemed	(10,437)	125

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	U.S. Large Company Portfolio
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019
Net Asset Value, Beginning of Year	$27.55	$34.56	$25.10	$23.48	$21.06

Income from Investment Operations (A)
Net Investment Income (Loss)	0.45	0.44	0.43	0.44	0.44
Net Gains (Losses) on Securities (Realized and Unrealized)	2.26	(5.21)	10.09	1.77	2.50

Total from Investment Operations	2.71	(4.77)	10.52	2.21	2.94

Less Distributions:
Net Investment Income	(0.42)	(0.40)	(0.43)	(0.47)	(0.39)
Net Realized Gains	(1.22)	(1.84)	(0.63)	(0.12)	(0.13)

Total Distributions	(1.64)	(2.24)	(1.06)	(0.59)	(0.52)

Net Asset Value, End of Year	$28.62	$27.55	$34.56	$25.10	$23.48

Total Return	10.12%	(14.71%)	42.87%	9.63%	14.29%

Net Assets, End of Year (thousands)	$9,898,734	$9,816,746	$12,307,860	$9,562,761	$9,786,391
Ratio of Expenses to Average Net Assets	0.08%	0.08%	0.08%	0.08%	0.08%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.09%	0.09%	0.09%	0.09%	0.08%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.46%	1.39%	1.83%	2.02%
Portfolio Turnover Rate	3%	2%	4%	3%	3%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the U.S. Large Company Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held by the Portfolio, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Portfolio that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Portfolio values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Portfolio are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

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A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

U.S. Large Company Portfolio	0.06%

Pursuant to an Amended and Restated Fee Waiver and/or Expense Assumption Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolio, as described in the notes below. The Fee Waiver Agreement for the Portfolio will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. During the year ended October 31, 2023, the Portfolio had an expense limit based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2023, are also reflected below (amounts in thousands). At any time that the Annualized Expense Ratio (defined below) of the Portfolio is less than the Expense Limitation Amount listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense

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Limitation Amount that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount for the Portfolio. The Fund, on behalf of the Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery.

Institutional Class Shares	Expense Limitation Amount	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
U.S. Large Company Portfolio (1)	0.08%	—	$1,350	$2,962

(1) The Advisor has contractually agreed to waive all or a portion of its management fee to the extent necessary to reduce the ordinary operating expenses (excluding expenses incurred through investment in other investment companies) (“Portfolio Expenses”) of the U.S. Large Company Portfolio so that the Portfolio Expenses, on an annualized basis, do not exceed the rate listed above as a percentage of the Portfolio’s average net assets (the “Annualized Expense Ratio”).

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amounts paid by the Fund to the CCO were $18 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

U.S. Large Company Portfolio	$113

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolio’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
U.S. Large Company Portfolio	$262,599	$658,099

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

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The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
U.S. Large Company Portfolio
The DFA Short Term Investment Fund	$135,300	$837,067	$954,422	$80	$8	$18,033	1,559	$3,014	—

Total	$135,300	$837,067	$954,422	$80	$8	$18,033	1,559	$3,014	—

F. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of, non-deductible expenses, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
U.S. Large Company Portfolio
2022	$147,910	$644,294	—	$792,204
2023	145,816	426,913	—	572,729

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
U.S. Large Company Portfolio	$(13,584)	$(38,586)	$(52,170)

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As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
U.S. Large Company Portfolio	—	$306,650	—	$7,052,160	$7,358,810

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio did not have capital loss carryforwards available to offset future realized capital gains.

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
U.S. Large Company Portfolio	$2,860,808	$7,249,253	$(197,093)	$7,052,160

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolio’s investment objectives and policies, the Portfolio may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolio.

1. Futures Contracts: The Portfolio may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. Upon entering into a futures contract, the Portfolio deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded to a broker. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolio as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolio records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amount in thousands):

Futures*
U.S. Large Company Portfolio	$26,205

*	Average Notional Value of futures contracts.

The following is a summary of the Portfolio’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2023	Equity Contracts *,(1)
U.S. Large Company Portfolio	$(683)	$(683)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolio’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
U.S. Large Company Portfolio	$5,297	$5,297

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
U.S. Large Company Portfolio	$(1,071)	$(1,071)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed

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$500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the Portfolio under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
U.S. Large Company Portfolio	5.16%	$4,327	32	$19	$15,098	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that the Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolio may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the Portfolio under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
U.S. Large Company Portfolio	Borrower	4.19%	$20,341	3	$7	$20,341	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023 that the Portfolio utilized the interfund lending program.

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I. Securities Lending:

As of October 31, 2023, the Portfolio had securities on loan to brokers/dealers, for which the Portfolio received cash collateral. In addition, the Portfolio received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
U.S. Large Company Portfolio	$64,010

The Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Portfolio will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
U.S. Large Company Portfolio Common Stocks	$18,054	—	—	—	$18,054

149

J. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K. In-Kind Redemptions:

During the year ended October 31, 2023, the Portfolio listed below realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

U.S. Large Company Portfolio	$196,611

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB“) issued Accounting Standards Update (“ASU“) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder reports, and will have no effect on the Portfolio’s accounting policies or financial statements.

M. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
U.S. Large Company Portfolio-Institutional Class	3	69%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

150

N. ReFlow Liquidity Program

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (”ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Portfolio’s Prospectus. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Portfolio’s Policy Regarding Excessive Short-Term Trading.

For the year ended October 31, 2023 the Portfolio’s activity in the program is listed below (amounts in thousands):

	Value of Cash and Value of Securities Sold	Shares Sold	Service Fees
U.S. Large Company Portfolio	$262,352	8,835	$380

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

151

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of U.S. Large Company Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of U.S. Large Company Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

152

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

U.S. Large Cap Value Series vs.

Russell 1000™ Value Index

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

FTSERussell data © FTSERussell 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-0.78%	6.24%	7.84%

153

MANAGEMENT’S DISCUSSION AND ANALYSIS

U.S. Equity Market Review	12 Months Ended October 31, 2023

U.S. equities had positive returns for the period. The broad U.S. equity market, as measured by the Russell 3000® Index, gained 8.38%. As measured by Russell indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks underperformed growth stocks as measured by the Russell indices.

Total Return for 12 Months Ended October 31, 2023

Russell 3000® Index	8.38%
Russell 1000® Index (large-cap stocks)	9.48%
Russell Midcap® Index (mid-cap stocks, a subset of the large cap universe)	-1.01%
Russell 2000® Index (small-cap stocks)	-8.56%
Russell Microcap® Index (micro-cap stocks)	-16.40%
Dow Jones U.S. Select REIT Index SM	-6.25%
Total Return for 12 Months Ended October 31, 2023

Russell 1000® Value Index (large-cap value stocks)	0.13%
Russell 1000® Growth Index (large-cap growth stocks)	18.95%
Russell 2000® Value Index (small-cap value stocks)	-9.93%
Russell 2000® Growth Index (small-cap growth stocks)	-7.63%

Source: Frank Russell Company is the source and owner of the trademarks, service marks, and copyrights related to the Russell Indexes.

U.S. Large Cap Value Series

The U.S. Large Cap Value Series is designed to capture the returns of U.S. large company low relative price (value) stocks. The Series also generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap value segment of the U.S. market. As of October 31, 2023, the Series held approximately 350 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were -0.78% for the Series and 0.13% for the Russell 1000® Value Index, the Series’ benchmark. The Series’ emphasis on stocks with smaller market capitalizations within the large-cap value segment of the U.S. market detracted from relative performance, as these stocks generally underperformed. Conversely, the Series’ exclusion of REITs and highly regulated utilities contributed positively to relative performance, as REITs and utilities generally underperformed.

154

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLE

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	05/01/23	10/31/23	Ratio (1)	Period (1)
The U.S. Large Cap Value Series
Actual Fund Return	$1,000.00	$966.50	0.11%	$0.55
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

155

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

DOMESTIC EQUITY PORTFOLIO

The U.S. Large Cap Value Series
Communication Services	7.9%
Consumer Discretionary	5.5%
Consumer Staples	4.1%
Energy	15.0%
Financials	21.9%
Health Care	15.5%
Industrials	12.8%
Information Technology	8.1%
Materials	8.5%
Real Estate	0.4%
Utilities	0.3%

100.0%

156

THE U.S. LARGE CAP VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value†	Percentage of Net Assets‡
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (7.8%)
	AT&T, Inc.	15,690,173	$241,628,664	1.0%
	Comcast Corp., Class A	12,265,715	506,451,372	2.1%
*	Meta Platforms, Inc., Class A	1,308,997	394,361,526	1.6%
*	T-Mobile U.S., Inc.	1,545,488	222,333,904	0.9%
	Verizon Communications, Inc.	9,824,027	345,118,068	1.4%
	Other Securities		223,002,019	0.8%

TOTAL COMMUNICATION SERVICES			1,932,895,553	7.8%

CONSUMER DISCRETIONARY — (5.4%)
	DR Horton, Inc.	2,309,180	241,078,392	1.0%
	PulteGroup, Inc.	1,956,203	143,956,979	0.6%
	Other Securities		959,946,137	3.9%

TOTAL CONSUMER DISCRETIONARY			1,344,981,508	5.5%

CONSUMER STAPLES — (4.0%)
	Kroger Co.	3,528,698	160,097,028	0.7%
	Mondelez International, Inc., Class A	2,407,539	159,403,157	0.6%
	Other Securities		680,067,862	2.8%

TOTAL CONSUMER STAPLES			999,568,047	4.1%

ENERGY — (14.7%)
	Chevron Corp.	4,945,790	720,749,977	2.9%
	ConocoPhillips	3,806,401	452,200,439	1.8%
	Exxon Mobil Corp.	11,225,183	1,188,185,620	4.8%
	Marathon Petroleum Corp.	1,358,505	205,473,881	0.8%
	Other Securities		1,088,973,887	4.5%

TOTAL ENERGY			3,655,583,804	14.8%

FINANCIALS — (21.6%)
	Bank of America Corp.	11,711,704	308,486,283	1.3%
*	Berkshire Hathaway, Inc., Class B	1,808,906	617,433,885	2.5%
	Capital One Financial Corp.	1,645,879	166,711,084	0.7%
	Goldman Sachs Group, Inc.	858,462	260,637,648	1.1%
	Hartford Financial Services Group, Inc.	2,087,475	153,325,039	0.6%
	JPMorgan Chase & Co.	7,413,686	1,030,947,175	4.2%
	Morgan Stanley	2,664,369	188,690,613	0.8%
	Travelers Cos., Inc.	1,017,317	170,339,558	0.7%
	Wells Fargo & Co.	5,729,127	227,847,381	0.9%
	Other Securities		2,223,328,862	8.9%

TOTAL FINANCIALS			5,347,747,528	21.7%

HEALTH CARE — (15.2%)
	Bristol-Myers Squibb Co.	4,906,955	252,855,391	1.0%
	Cigna Group	838,881	259,382,005	1.1%
	CVS Health Corp.	3,323,279	229,339,484	0.9%
	Danaher Corp.	1,102,700	211,740,454	0.9%
	Elevance Health, Inc.	680,876	306,455,479	1.3%
	Gilead Sciences, Inc.	2,673,847	210,003,943	0.9%
	Humana, Inc.	391,825	205,194,834	0.8%
	Medtronic PLC	2,136,727	150,767,457	0.6%

157

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
HEALTH CARE — (Continued)
Pfizer, Inc.	17,021,900	$520,189,264	2.1%
Thermo Fisher Scientific, Inc.	439,076	195,287,832	0.8%
Other Securities		1,233,206,219	4.9%

TOTAL HEALTH CARE		3,774,422,362	15.3%

INDUSTRIALS — (12.6%)
FedEx Corp.	613,891	147,395,229	0.6%
Norfolk Southern Corp.	774,793	147,822,757	0.6%
PACCAR, Inc.	2,024,474	167,079,839	0.7%
Republic Services, Inc.	1,596,823	237,112,247	1.0%
# RTX Corp.	1,924,055	156,598,836	0.6%
Other Securities		2,259,535,766	9.1%

TOTAL INDUSTRIALS		3,115,544,674	12.6%

INFORMATION TECHNOLOGY — (8.0%)
* Advanced Micro Devices, Inc.	1,474,438	145,232,143	0.6%
Analog Devices, Inc.	1,138,207	179,074,107	0.7%
Cognizant Technology Solutions Corp., Class A	2,224,899	143,439,238	0.6%
HP, Inc.	5,987,615	157,653,903	0.6%
Intel Corp.	6,785,602	247,674,473	1.0%
Micron Technology, Inc.	2,629,495	175,834,331	0.7%
* Salesforce, Inc.	740,360	148,686,499	0.6%
Other Securities		787,133,445	3.3%

TOTAL INFORMATION TECHNOLOGY		1,984,728,139	8.1%

MATERIALS — (8.3%)
Dow, Inc.	3,246,251	156,923,773	0.6%
Freeport-McMoRan, Inc.	4,433,625	149,767,852	0.6%
Linde PLC	645,421	246,654,089	1.0%
Nucor Corp.	1,610,388	237,999,243	1.0%
Steel Dynamics, Inc.	1,454,295	154,896,960	0.6%
Other Securities		1,116,657,535	4.6%

TOTAL MATERIALS		2,062,899,452	8.4%

REAL ESTATE — (0.4%)
Other Securities		102,641,060	0.4%

UTILITIES — (0.3%)
Other Securities		76,578,530	0.3%

TOTAL COMMON STOCKS (Cost $16,208,990,262)		24,397,590,657	99.0%

TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.300%	219,849,716	219,849,716	0.9%

SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	16,443,598	190,203,098	0.7%

TOTAL INVESTMENTS—(100.0%) (Cost $16,619,043,076)		$24,807,643,471	100.6%

158

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of October 31, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	844	12/15/23	$179,931,267	$177,756,950	$(2,174,317)

Total Futures Contracts			$179,931,267	$177,756,950	$(2,174,317)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,932,841,679	$53,874	—	$1,932,895,553
Consumer Discretionary	1,344,981,508	—	—	1,344,981,508
Consumer Staples.	999,568,047	—	—	999,568,047
Energy	3,655,583,804	—	—	3,655,583,804
Financials	5,347,747,528	—	—	5,347,747,528
Health Care.	3,774,422,362	—	—	3,774,422,362
Industrials	3,115,544,674	—	—	3,115,544,674
Information Technology.	1,984,728,139	—	—	1,984,728,139
Materials.	2,062,899,452	—	—	2,062,899,452
Real Estate	102,641,060	—	—	102,641,060
Utilities.	76,578,530	—	—	76,578,530
Temporary Cash Investments	219,849,716	—	—	219,849,716
Securities Lending Collateral	—	190,203,098	—	190,203,098
Futures Contracts**	(2,174,317)	—	—	(2,174,317)

TOTAL.	$24,615,212,182	$190,256,972	—	$24,805,469,154

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

159

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands)

The U.S. Large Cap Value Series*
ASSETS:
Investment Securities at Value (including $251,999 of securities on loan)	$24,397,591
Temporary Cash Investments at Value & Cost	219,850
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $190,203)	190,203
Segregated Cash for Futures Contracts	9,453
Receivables:
Investment Securities Sold	14,859
Dividends and Interest	31,795
Securities Lending Income	39
Futures Margin Variation	1,119

Total Assets	24,864,909

LIABILITIES:
Payables:
Due to Custodian	3,803
Upon Return of Securities Loaned	190,518
Investment Securities Purchased	19,438
Due to Advisor	2,150
Accrued Expenses and Other Liabilities	1,021

Total Liabilities	216,930

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$24,647,979

Investment Securities at Cost	$16,208,990

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

160

THE DFA INVESTMENT TRUST COMPANY

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

The U.S. Large Cap Value Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $0)	$660,781
Income from Securities Lending, Net	701

Total Investment Income	661,482

Expenses
Investment Management Fees	26,616
Accounting & Transfer Agent Fees	901
Custodian Fees	265
Shareholders’ Reports	66
Directors’/Trustees’ Fees & Expenses	204
Professional Fees	368
Other	468

Total Expenses	28,888

Net Expenses	28,888

Net Investment Income (Loss)	632,594

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	522,447
Affiliated Investment Companies Shares Sold	39
Futures	10,766
In-Kind Redemptions	1,015,486
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,315,132)
Affiliated Investment Companies Shares	139
Futures	5,492

Net Realized and Unrealized Gain (Loss)	(760,763)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(128,169)

**	Net of foreign capital gain taxes withheld of $0.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The U.S. Large Cap Value Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$632,594	$616,764
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	522,447	753,310
Affiliated Investment Companies Shares Sold	39	(30)
Futures	10,766	(16,355)
Foreign Currency Transactions	—	(2)
In-Kind Redemptions	1,015,486	46,523
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(2,315,132)	(2,352,364)
Affiliated Investment Companies Shares	139	(147)
Futures	5,492	(16,326)

Net Increase (Decrease) in Net Assets Resulting from Operations	(128,169)	(968,627)

Transactions in Interest:
Contributions	1,697,787	972,772
Withdrawals	(3,967,620)	(2,778,807)

Net Increase (Decrease) from Transactions in Interest	(2,269,833)	(1,806,035)

Total Increase (Decrease) in Net Assets	(2,398,002)	(2,774,662)
Net Assets
Beginning of Year	27,045,981	29,820,643

End of Year	$24,647,979	$27,045,981

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The U.S. Large Cap Value Series
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019
Total Return	(0.78%)	(3.45%)	48.85%	(11.42%)	7.15%
Net Assets, End of Year (thousands)	$24,647,979	$27,045,981	$29,820,643	$22,154,405	$29,929,678
Ratio of Expenses to Average Net Assets	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed)	0.11%	0.11%	0.11%	0.11%	0.11%
Ratio of Net Investment Income to Average Net Assets	2.38%	2.20%	1.92%	2.53%	2.50%
Portfolio Turnover Rate	13%	10%	10%	4%	10%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

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THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten operational portfolios, one of which, The U.S. Large Cap Value Series (the “Series”), is included in this section of the report. The remaining operational portfolios are presented in separate reports. The Series is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

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A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

3. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to the Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

The U.S. Large Cap Value Series	0.10%

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2023, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by the Series are included in Other Expenses on the Statement of Operations.

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D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

The U.S. Large Cap Value Series	$192

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The U.S. Large Cap Value Series	$3,589,662	$3,528,907

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

					Change in
				Net Realized	Unrealized
	Balance at	Purchases	Proceeds	Gain/(Loss)	Appreciation/	Balance at	Shares as of	Dividend	Capital Gain
	October 31, 2022	at Cost	from Sales	on Sales	Depreciation	October 31, 2023	October 31, 2023	Income	Distributions
The U.S. Large Cap Value Series
The DFA Short Term Investment Fund	$521,402	$3,599,886	$3,931,263	$39	$139	$190,203	16,444	$15,066	—

Total	$521,402	$3,599,886	$3,931,263	$39	$139	$190,203	16,444	$15,066	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to its partners.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
The U.S. Large Cap Value Series	$16,598,204	$8,952,201	$(742,762)	$8,209,439

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts and differences in the tax treatment of other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in the Series’

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financial statements. The Series is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

1. Futures Contracts: The Series may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amount in thousands):

Futures*
The U.S. Large Cap Value Series	$187,927

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2023	Equity Contracts*,(1)
The U.S. Large Cap Value Series	$(2,174)	$(2,174)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

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The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The U.S. Large Cap Value Series	$10,766	$10,766

	Change in Unrealized Appreciation
	(Depreciation) on Derivatives
		Equity
	Total	Contracts (2)
The U.S. Large Cap Value Series	$5,492	$5,492

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

There were no borrowings by the Series under the lines of credit during the year ended October 31, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2023.

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I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The U.S. Large Cap Value Series	$311,495	$346,813	$54,350

J. Securities Lending:

As of October 31, 2023, the Series had securities on loan to brokers/dealers, for which the Series received cash collateral. In addition, the Series received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash
Collateral
Market
Value
The U.S. Large Cap Value Series	$62,910

The Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

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Subject to its stated investment policies, the Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements
	As of October 31, 2023
	Overnight and		Between
	Continuous	<30 days	30 & 90 days	>90 days	Total
Securities Lending Transactions
The U.S. Large Cap Value Series Common Stocks	$190,518	—	—	—	$190,518

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. In-Kind Redemptions:

During the year ended October 31, 2023, the Series realized net gains (losses) on in-kind redemptions as follows (amount in thousands):

The U.S. Large Cap Value Series	$1,015,486

M. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

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In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder reports, and will have no effect on the Series’ accounting policies or financial statements.

N. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. ReFlow Liquidity Program

The Portfolio may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC (“ReFlow”) provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are expected to settle that business day. A fund is not guaranteed to receive cash from ReFlow on any given day as the allocation of ReFlow’s cash is based on the results of ReFlow’s automated daily auction process among participating mutual funds. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net shareholder purchases at the end of the maximum holding period, currently 8 days, determined by ReFlow, or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder.

For use of the ReFlow program, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through the auction process. The current minimum fee rate (which is subject to change) is 0.14% of the value of the fund shares purchased by ReFlow, although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies, or anticipated performance. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. ReFlow will periodically redeem its entire share position in the Portfolio and may request that such redemption be met in kind in accordance with redemption in-kind policies described in the Series’ Prospectus. If the Portfolio is part of a “master-feeder” structure, then the “feeder” Portfolio does not generally buy individual securities directly. Instead, the feeder Portfolio invests in a corresponding “master” Portfolio that in turn purchases stocks and other securities. Under a master-feeder structure, ReFlow redemptions and subscriptions take place at the feeder level, where the capital commitments are pooled, and securities are redeemed at the master level, where the securities are held. As a result, realized gains or losses will be reflected in the master Portfolio’s financial statements. Purchases and redemptions of Portfolio shares by ReFlow under the program are not considered excessive short-term trading under the Series’ Policy Regarding Excessive Short-Term Trading.

P. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of The U.S. Large Cap Value Series (one of the series constituting The DFA Investment Trust Company, hereafter referred to as the “Series”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Series as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

172

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

173

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

174

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011- 2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013- 2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

175

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017- July 2017).

176

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

177

Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

178

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•   all the DFA Entities (since 2001)

•   DFA Australia Limited (since 2002)

•   Dimensional Fund Advisors Ltd. (since 2002)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•   Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of • DFAIDG, DIG, DFAITC and DEM (since 2019) • Dimensional ETF Trust (since 2020) Vice President (since January 2018) of • Dimensional Holdings Inc.

• Dimensional Fund Advisors LP • Dimensional Investment LLC • DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President of • all the DFA Entities (since 2017) • Dimensional ETF Trust (since 2020) Director and Vice President (since 2016) of • Dimensional Japan Ltd.

Chairman (since 2018) of

•   Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•   Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•   DFA Australia Limited

Director (since 2016) of

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Hong Kong Limited

Vice President of

•   Dimensional Advisors Ltd. (since 2016)

•   Dimensional Hong Kong Limited (since 2016)

•   Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

•   Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•   all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•   Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019 – 2020) of

•   Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•   Dimensional Fund Advisors LP

179

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•   the DFA Fund Complex

Executive Vice President (since January 2020) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Chief Operating Officer (since December 2019) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investment LLC

•   DFA Securities LLC

Vice President (since 2020) of

•   DFA Australia Limited

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Ireland Limited

•   Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

•   the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•   Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•   BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•   the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Canada ULC

•   DFA Securities LLC

•   Dimensional Advisors Ltd.

•   Dimensional Fund Advisors LP

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Pte. Ltd.

•   Dimensional Holdings Inc.

•   Dimensional Hong Kong Limited

•   Dimensional Investment LLC

Vice President (since March 2021) of

•   Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•   Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 - 2020) and Treasurer (2003 – 2017) of

•   Lord Abbett Family of Funds

180

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•   Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•   all the DFA Entities

Vice President (since 2020) of

•   Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•   Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

•   all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•   all the DFA Entities (since 2015)

•   Dimensional Fund Advisors Ltd. (since 2015)

•   Dimensional ETF Trust (since 2020)

•   DFA Australia Limited (since 2020)

•   Dimensional Fund Advisors Canada ULC (since 2020)

•   Dimensional Ireland Limited (since 2020)

Assistant Treasurer of • DFAIDG, DIG, DFAITC and DEM (since 2017) • the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President (since January 2023) of

•   Dimensional Holdings Inc.

•   Dimensional Fund Advisors LP

•   Dimensional Investments LLC

•   DFA Securities LLC

Vice President (since April 2022) of

•   Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•   the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•   INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•   OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•   DFAIDG, DIG, DFAITC and DEM (since 2017)

•   Dimensional ETF Trust (since 2020)

General Counsel of

•   all the DFA Entities (since 2001)

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

181

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Investment LLC (since 2009)

•   DFA Canada LLC (since 2009)

•   Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   DFA Securities LLC

•   Dimensional Investment LLC

Secretary of

•   Dimensional Fund Advisors LP (since 2006)

•   Dimensional Holdings Inc. (since 2006)

•   DFA Securities LLC (since 2006)

•   Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•   Dimensional Fund Advisors Canada ULC (since 2003)

•   DFA Canada LLC (since 2009)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd (since 2014)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•   Dimensional Hong Kong Limited

Director of

•   Dimensional Australia Limited (since 2007)

•   Dimensional Funds plc (since 2002)

•   Dimensional Funds II plc (since 2006)

•   Director of Dimensional Japan Ltd. (since 2012)

•   Dimensional Advisors Ltd. (since 2012)

•   Dimensional Fund Advisors Pte. Ltd. (since 2012)

•   Dimensional Hong Kong Limited (since 2012)

•   Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•   Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•   DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•   Dimensional Fund Advisors LP (1997 – 2017)

•   Dimensional Holdings Inc. (2006 – 2017)

•   DFA Securities LLC (1997 – 2017)

•   Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•   Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•   the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

182

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•   DFA Australia Limited

•   Dimensional Fund Advisors Ltd.

•   Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

•   the DFA Fund Complex

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

•   the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

•   Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•   DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•   Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Vice President of

•   DFA Securities LLC (since 2010)

•   Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•   Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•   DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020

Chief Compliance Officer (since 2020) of

•   the DFA Fund Complex

Vice President (since 2016) of

•   DFA Securities LLC

•   Dimensional Fund Advisors LP

•   Dimensional Holdings Inc.

•   Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•   the DFA Fund Complex

Vice President of

•   Dimensional Holdings Inc. (since 2016)

•   Dimensional Fund Advisors LP (since 2016)

•   Dimensional Investment LLC (since 2016)

•   DFA Securities LLC (since 2016)

•   Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

183

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

184

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Enhanced U.S. Large Company Portfolio	100%	—	—	—	—	100%	—	—	67%	—	—	100%	—
U.S. Large Cap Equity Portfolio	31%	—	69%	—	—	100%	100%	100%	—	—	—	1%	—
U.S. Large Cap Value Portfolio	45%	—	55%	—	—	100%	100%	100%	—	—	—	—	—
U.S. Targeted Value Portfolio	30%	—	70%	—	—	100%	82%	96%	—	—	—	3%	—
U.S. Small Cap Value Portfolio	25%	—	75%	—	—	100%	75%	95%	—	—	—	4%	—
U.S. Core Equity 1 Portfolio	39%	—	61%	—	—	100%	100%	100%	—	—	—	3%	—
U.S. Core Equity 2 Portfolio	35%	—	65%	—	—	100%	100%	100%	—	—	—	3%	—
U.S. Vector Equity Portfolio	32%	—	68%	—	—	100%	100%	100%	—	—	—	3%	—
U.S. Small Cap Portfolio	25%	—	75%	—	—	100%	84%	100%	—	—	—	4%	—
U.S. Micro Cap Portfolio	23%	—	77%	—	—	100%	93%	100%	—	—	—	4%	—
U.S. High Relative Profitability Portfolio	45%	—	55%	—	—	100%	100%	100%	—	—	—	2%	—
DFA Real Estate Securities Portfolio	47%	—	53%	—	—	100%	—	1%	—	—	—	2%	—
DFA Commodity Strategy Portfolio.	100%	—	—	—	—	100%	—	—	100%	—	—	100%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

See accompanying Notes to Financial Statements.

185

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
U.S. Large Company Portfolio	25%	—	75%	—	—	100%	100%	100%	—	—	—	1%	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

See accompanying Notes to Financial Statements.

186

DFA103123-001AD 00293580

Annual Report

Year Ended: October 31, 2023

DFA INVESTMENT DIMENSIONS GROUP INC. / DIMENSIONAL INVESTMENT GROUP INC. / THE DFA INVESTMENT TRUST COMPANY / DIMENSIONAL EMERGING MARKETS VALUE FUND

DFA Investment Dimensions Group Inc.

Large Cap International Portfolio

International Core Equity Portfolio

Global Small Company Portfolio

International Small Company Portfolio

Japanese Small Company Portfolio

Asia Pacific Small Company Portfolio

United Kingdom Small Company Portfolio

Continental Small Company Portfolio

DFA International Real Estate Securities Portfolio

DFA Global Real Estate Securities Portfolio

DFA International Small Cap Value Portfolio

International Vector Equity Portfolio

International High Relative Profitability Portfolio

World ex U.S. Value Portfolio

World ex U.S. Core Equity Portfolio

World ex U.S. Targeted Value Portfolio

World Core Equity Portfolio

Selectively Hedged Global Equity Portfolio

Emerging Markets Portfolio

Emerging Markets Small Cap Portfolio

Emerging Markets Value Portfolio

Emerging Markets Core Equity Portfolio

Emerging Markets Targeted Value Portfolio

Emerging Markets ex China Core Equity Portfolio

Dimensional Investment Group Inc.

DFA International Value Portfolio

The DFA Investment Trust Company

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

Dimensional Emerging Markets Value Fund

December 2023

Dear Shareholder,

Dimensional has been working with financial professionals for more than 40 years to deliver better results for investors. Our commitment to understanding financial professionals’ needs and building solutions informed by empirical research and ongoing innovation has helped to transform the industry toward more transparent, data-driven investments.

We use the information contained in market prices to seek better returns and manage risk. Trusting markets means we take a less subjective, more systematic approach to investing—an approach we can implement consistently around the world and across asset classes. Investor needs, economic theory, and robust data guide our investment process, from conducting research, to designing portfolios, to considering when and how to trade.

What started with the launch of our first fund in 1981 still holds true today. Every dollar invested is backed by financial science and Dimensional’s commitment to providing an outstanding investment experience. On behalf of everyone at Dimensional, we thank you for entrusting us with your investments.

Sincerely,

David P. Butler	Gerard O’Reilly
CO-CHIEF EXECUTIVE OFFICER	CO-CHIEF EXECUTIVE OFFICER and
CHIEF INVESTMENT OFFICER

[THIS PAGE INTENTIONALLY LEFT BLANK]

ANNUAL REPORT

i

TABLE OF CONTENTS

CONTINUED

This report is submitted for the information of the Portfolio’s shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ii

DFA INVESTMENT DIMENSIONS GROUP INC.

DIMENSIONAL INVESTMENT GROUP INC.

THE DFA INVESTMENT TRUST COMPANY

DIMENSIONAL EMERGING MARKETS VALUE FUND

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

Schedules of Investments/Summary Schedules of Portfolio Holdings

Investment Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pounds
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollars
SEK	Swedish Krona
SGD	Singapore Dollars

Investment Footnotes
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
»	Securities that have been fair value factored. See Note B to Financial Statements.
‡	Calculated as a percentage of total net assets. Percentages shown parenthetically next to the category headings have been calculated as a percentage of total investments. “Other Securities” are those securities that are not among the top 50 holdings in unaffiliated issuers of the Fund or do not represent more than 1.0% of the net assets of the Fund. Some of the individual securities within this category may include Total or Partial Securities on Loan and/or Non-Income Producing Securities.
*	Non-Income Producing Securities.
Ω	Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

CONTINUED

Financial Highlights

**	The Net Investment Income (Loss) per share and the ratio of Net Investment Income to Average Net Assets includes the current year effect of an estimation related to a one time distribution from a real estate investment trust. Net Investment Income (Loss) per share, Net Gain (Loss) per share and the ratio of Net Investment Income to Average Net Assets for the DFA Global Real Estate Securities Portfolio would have been $0.39, $2.11 and 3.39%, respectively had the current year effect of this estimation not been considered.
(A)	Computed using average shares outstanding.
(B)	Represents the combined ratios for the respective Portfolio and its respective pro-rata share of its Master Fund(s) and/or Underlying Fund(s).
(C)	Non-Annualized
(D)	Annualized
(E)	Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.

All Statements, Schedules and Notes to Financial Statements

—	Amounts designated as — are either zero, rounded to zero, or less than $500.
SEC	Securities and Exchange Commission

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Large Cap International Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	14.00%	4.80%	3.41%

International Core Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	13.84%	4.33%	3.57%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Global Small Company Portfolio vs.

MSCI All Country World Small Cap Index (net dividends)

January 18, 2017-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	2.05%	5.13%	5.16%

International Small Company Portfolio vs.

MSCI World ex USA Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	10.58%	3.25%	3.76%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Japanese Small Company Portfolio vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	18.33%	0.63%	4.29%

Asia Pacific Small Company Portfolio vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	0.37%	1.12%	0.94%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

United Kingdom Small Company Portfolio vs.

MSCI UK Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	8.78%	0.39%	0.99%

Continental Small Company Portfolio vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	11.43%	4.54%	5.25%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Real Estate Securities Portfolio vs.

S&P Global ex U.S. REIT Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-3.55%	-2.73%	-0.02%

DFA Global Real Estate Securities Portfolio vs.

S&P Global REIT Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

© 2023 S&P Dow Jones Indices LLC, a division of S&P Global. All rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	-6.27%	0.78%	3.41%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Small Cap Value Portfolio vs.

MSCI World ex USA Small Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	17.80%	3.92%	3.72%

International Vector Equity Portfolio vs.

MSCI World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	14.34%	4.11%	3.55%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

International High Relative Profitability Portfolio vs.

MSCI World ex USA Index (net dividends)

May 16, 2017-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Since Inception
	13.58%	5.58%	4.24%

World ex U.S. Value Portfolio vs.

MSCI All Country World ex USA Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	16.53%	4.38%	2.99%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Ex U.S. Core Equity Portfolio vs.

MSCI All Country World ex USA Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	14.01%	4.49%	3.32%

World ex U.S. Targeted Value Portfolio vs.

MSCI All Country World ex USA SMID Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.76%	4.10%	3.46%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

World Core Equity Portfolio vs.

MSCI All Country World Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	9.65%	7.45%	6.96%

Selectively Hedged Global Equity Portfolio vs.

MSCI All Country World Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	9.43%	8.04%	7.22%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	13.02%	3.01%	1.95%

Emerging Markets Small Cap Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.09%	6.58%	4.14%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Value Portfolio — Institutional Class vs.

MSCI Emerging Markets Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.71%	3.57%	2.22%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets Core Equity Portfolio vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.49%	4.27%	2.57%

Emerging Markets Targeted Value Portfolio vs.

MSCI Emerging Markets Index (net dividends)

November 14, 2018-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
	15.20%	4.71%

DFA INVESTMENT DIMENSIONS GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

Emerging Markets ex China Core Equity Portfolio vs.

MSCI Emerging Markets ex China Index (net dividends)

November 15, 2021-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Since Inception
	14.04%	-4.67%

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Large Cap International Portfolio

The Large Cap International Portfolio invests in developed ex U.S. large company stocks. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller total market capitalizations, lower relative price (value) stocks, and higher profitability stocks within the large-cap segment of developed ex U.S. markets. As of October 31, 2023, the Portfolio held approximately 1,270 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 14.00% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in developed ex U.S. markets.

International Core Equity Portfolio

The International Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 5,270 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 13.84% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark.

Global Small Company Portfolio

The Global Small Company Portfolio is designed to capture the returns of global small company stocks by purchasing shares of seven funds (which shall be collectively referred to below as the “Underlying Funds”) managed by Dimensional that individually invest in Canada, the United States, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, the Asia Pacific region (ex-Japan), and emerging markets. The Underlying Funds generally exclude stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Underlying Funds collectively held approximately 11,010 securities in 44 eligible developed and emerging markets.

For the 12 months ended October 31, 2023, total returns were 2.05% for the Portfolio and 1.27% for the MSCI All Country World Small Cap Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those stocks underperformed. The Underlying Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

International Small Company Portfolio

The International Small Company Portfolio invests in developed ex U.S. small company stocks by purchasing shares of five Master Funds managed by Dimensional that invest individually in Canada, the United Kingdom, Europe (including Israel and excluding the U.K.), Japan, and the Asia Pacific region (ex-Japan). The Master Funds generally exclude stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Funds collectively held approximately 4,270 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 10.58% for the Portfolio and 5.66% for the MSCI World ex USA Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Funds’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as these stocks underperformed. The Master Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Japanese Small Company Portfolio

The Japanese Small Company Portfolio invests in Japanese small company stocks by purchasing shares of the Japanese Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 1,700 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 18.33% for the Portfolio and 13.35% for the MSCI Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to performance relative to the benchmark, as those stocks underperformed. The Master Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Asia Pacific Small Company Portfolio

The Asia Pacific Small Company Portfolio invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore by purchasing shares of the Asia Pacific Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 790 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 0.37% for the Portfolio and -2.12% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, as these stocks outperformed. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as those securities underperformed. Additionally, the Master Funds’ exclusion of REITs contributed positively to performance relative to the benchmark, as REITs generally underperformed.

United Kingdom Small Company Portfolio

The United Kingdom Small Company Portfolio invests in small company stocks in the U.K. by purchasing shares of The United Kingdom Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 310 securities. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 8.78% for the Portfolio and 5.16% for the MSCI United Kingdom Small Cap Index (net dividends), the Portfolio’s benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed. The Master Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Continental Small Company Portfolio

The Continental Small Company Portfolio invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel by purchasing shares of the Continental Small Company Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 1,140 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 11.43% for the Portfolio and 8.05% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Portfolio’s benchmark. Differences in size definitions between the Master Fund and the benchmark led to weight differences between countries, which contributed positively to performance relative to the benchmark. The Master Fund’s exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Master Fund’s exclusion of stocks with high asset growth, as those securities underperformed for the year. Additionally, the Master Funds’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

Global Real Estate Market Review	12 Months Ended October 31, 2023

Publicly traded global real estate investment trusts (REITs) had negative returns for the period. Global REITs underperformed U.S. equities, developed non-U.S. equities, and emerging markets equities. The U.S. REIT market, the world’s largest, had negative performance for the period and underperformed non-U.S. REITs. Among non-U.S. REIT markets, Mexico, France, and Malaysia were among the strongest performers, while Israel, Italy, and Thailand lagged. At the REIT industry level, data center REITs and health care REITs generally outperformed, while self-storage and tower REITs generally underperformed.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
Dow Jones U.S. Select REIT IndexSM	-6.25%
S&P Global ex U.S. REIT Index	-5.26%
S&P Global REIT Index	-6.53%

Source: Returns are of Standard and Poor’s (S&P) indices net of foreign withholding taxes on dividends. Copyright S&P, 2023. All rights reserved. Dow Jones and S&P have different REIT eligibility criteria which can result in performance differences across different indices representing the same region.

For Portfolios investing in non-U.S. REITs and REIT-like securities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to the Portfolios’ relative performance.

DFA International Real Estate Securities Portfolio

The DFA International Real Estate Securities Portfolio invests in a broadly diversified portfolio of real estate securities in developed ex U.S. and emerging markets. As of October 31, 2023, the Portfolio held approximately 320 securities in 26 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -3.55% for the Portfolio and -5.26% for the S&P Global ex US REIT Index (net dividends), the Portfolio’s benchmark. Withholding tax rate differences between the Portfolio and the benchmark contributed positively to performance relative to the benchmark as the Portfolio’s actual tax rate was lower than the assumed tax rates of the benchmark.

DFA Global Real Estate Securities Portfolio

The DFA Global Real Estate Securities Portfolio invests in a broadly diversified group of real estate securities in domestic and international markets, including emerging markets. During the period covered by this report, the Portfolio’s investments included the DFA International Real Estate Securities Portfolio, the DFA Real Estate Securities Portfolio, and individual securities. As of October 31, 2023, the Portfolio held, either directly or through the underlying portfolios, approximately 450 securities in 27 eligible developed and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were -6.27% for the Portfolio and -6.53% for the S&P Global REIT Index (net dividends), the Portfolio’s benchmark. Differences in REIT eligibility between the Portfolio and the benchmark detracted from performance relative to the benchmark, most notably among tower REITs. The Portfolio includes tower REITs, which are not held by the benchmark, and these securities generally underperformed. Conversely, withholding tax rate differences between the Portfolio and the benchmark contributed positively to performance relative to the benchmark as the Portfolio’s actual tax rate was lower than the assumed tax rates of the benchmark.

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

DFA International Small Cap Value Portfolio

The DFA International Small Cap Value Portfolio invests in small-cap value stocks in developed ex U.S. markets, with an emphasis on those with higher profitability. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 1,930 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 17.80% for the Portfolio and 10.02% for the MSCI World ex USA Small Value Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s focus on value stocks contributed positively to performance relative to the benchmark. The Portfolio’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

International Vector Equity Portfolio

The International Vector Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio’s increased exposure to small capitalization and value stocks may be achieved by decreasing the allocation to or excluding the largest high relative price (growth) stocks in developed ex U.S. markets. Additionally, the Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 4,830 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 14.34% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark.

International High Relative Profitability Portfolio

The International High Relative Profitability Portfolio invests in developed ex U.S. large-cap stocks with higher profitability. The Portfolio generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher profitability within the large cap high relative profitability segment of developed ex U.S. markets. As of October 31, 2023, the Portfolio held approximately 450 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 13.58% for the Portfolio and 12.56% for the MSCI World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on stocks with lower relative prices within the large-cap high relative profitability segment of developed ex U.S. markets contributed positively to performance relative to the benchmark, as those stocks generally outperformed. The Portfolio’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

World ex U.S. Value Portfolio

The World ex U.S. Value Portfolio is designed to capture the returns of value stocks across all market capitalizations in developed ex U.S. and emerging markets. The Portfolio may pursue its objective by holding direct securities; by purchasing shares of funds managed by Dimensional: the DFA International Value Series, the DFA International Small Cap Value Portfolio, and the Dimensional Emerging Markets Value Fund (the “Underlying Funds”); or by a combination of securities and Underlying Funds. The Underlying Funds generally exclude real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio, directly and through the Underlying Funds, held approximately 5,620 securities in 44 eligible developed ex U.S. and emerging markets.

For the 12 months ended October 31, 2023, total returns were 16.53% for the Portfolio and 15.07% for the MSCI All Country World ex USA Value Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ focus on low relative price (value) stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed high relative price (growth) stocks in developed ex U.S. and emerging markets.

World ex U.S. Targeted Value Portfolio

The World ex U.S. Targeted Value Portfolio invests in small- and mid-cap value stocks in developed ex U.S. and emerging markets, with an emphasis on those with higher profitability. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 5,060 securities in 43 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 15.76% for the Portfolio and 12.82% for the MSCI All Country World ex USA SMID Value Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in developed ex U.S. and emerging markets. The Portfolio’s exclusion of REITs also contributed positively to performance relative to the benchmarks, as REITs generally underperformed.

World ex U.S. Core Equity Portfolio

The World ex U.S. Core Equity Portfolio invests in a broadly diversified group of stocks in developed ex U.S. and emerging markets with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. Additionally, the Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 10,540 securities in 46 eligible developed ex U.S. and emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 14.01% for the Portfolio and 12.07% for the MSCI All Country World ex USA Index (net dividends), the Portfolio’s benchmark. The Portfolio’s emphasis on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in developed ex U.S. and emerging markets.

World Core Equity Portfolio

The World Core Equity Portfolio seeks long-term capital appreciation generally by investing in a combination of mutual funds managed by Dimensional. During the period covered by this report, the Portfolio’s investments included the U.S. Core Equity 1 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (collectively, the “Underlying Funds”). The Underlying Funds generally exclude real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Underlying Funds collectively held approximately 14,710 equity securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2023, total returns were 9.65% for the Portfolio and 10.50% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed in developed markets. The Underlying Funds’ emphasis on low relative price (value) stocks also detracted from performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in the U.S.

Selectively Hedged Global Equity Portfolio

The Selectively Hedged Global Equity Portfolio seeks long-term capital appreciation by investing in a combination of other mutual funds managed by Dimensional. During the period covered by this report, the Portfolio invests in the U.S. Core Equity 2 Portfolio, International Core Equity Portfolio, and Emerging Markets Core Equity Portfolio (the “Underlying Funds”). The Underlying Funds generally exclude real estate investment trusts (REITs). The Portfolio hedges foreign currency exposure on a selective basis to capture positive forward currency premiums. The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Underlying Funds collectively held approximately 14,720 securities in 47 eligible developed and emerging markets.

For the 12 months ended October 31, 2023, total returns were 9.43% for the Portfolio and 10.50% for the MSCI All Country World Index (net dividends), the Portfolio’s benchmark. The Underlying Funds’ emphasis on stocks with smaller market capitalizations detracted from performance relative to the benchmark, as these stocks underperformed in developed markets. The Underlying Funds’ emphasis on low relative price (value) stocks also detracted from performance relative to the benchmark, as value stocks underperformed high relative price (growth) stocks in the U.S.

Emerging Markets Portfolio

The Emerging Markets Portfolio invests in large-cap stocks in emerging markets by purchasing shares of The Emerging Markets Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the large-cap segment of emerging markets. As of October 31, 2023, the Master Fund held approximately 1,840 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 13.02% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Master Fund’s greater emphasis on low relative price (value) stocks contributed positively to performance relative to the benchmark, as value stocks outperformed high relative price (growth) stocks in emerging markets. The Master Fund’s emphasis on stocks with smaller market capitalizations also contributed positively to relative performance, as these stocks outperformed. Additionally, the Master Fund’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Emerging Markets Small Cap Portfolio

The Emerging Markets Small Cap Portfolio invests in small company stocks in emerging markets by purchasing shares of The Emerging Markets Small Cap Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The Master Fund’s investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Master Fund held approximately 4,830 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 15.09% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Master Fund’s inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets Value Portfolio

The Emerging Markets Value Portfolio invests in value stocks of large and small companies in emerging markets by purchasing shares of the Dimensional Emerging Markets Value Fund, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2023, the Master Fund held approximately 3,230 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 15.71% for the Portfolio, 13.43% for the MSCI Emerging Markets Value Index (net dividends) and 10.80% for the MSCI Emerging Markets Index (net dividends). The Master Fund’s focus on value stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed growth stocks in emerging markets. With small-cap stocks outperforming large-cap stocks in emerging markets, the Master Fund’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmarks, which are composed primarily of large- and mid-cap stocks. Additionally, the Master Fund’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmarks, as these stocks generally outperformed.

Emerging Markets Core Equity Portfolio

The Emerging Markets Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 6,780 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 15.49% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Additionally, the Portfolio’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

Emerging Markets Targeted Value Portfolio

The Emerging Markets Targeted Value Portfolio invests in value stocks of small- and mid-cap companies in emerging markets. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to smaller total market capitalizations, lower relative price (value) stocks, and higher-profitability stocks within the small- and mid-cap value segment of emerging markets. The Portfolio generally excludes certain companies with high asset growth, real estate investment trusts (REITs), and highly regulated utilities. As of October 31, 2023, the Portfolio held approximately 3,190 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 15.20% for the Portfolio and 10.80% for the MSCI Emerging Markets Index (net dividends), the Portfolio’s benchmark. The Portfolio’s focus on value stocks contributed positively to performance relative to the style-neutral benchmark, as value stocks outperformed growth stocks in emerging markets. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

Emerging Markets ex China Core Equity Portfolio

The Emerging Markets ex China Core Equity Portfolio invests in a broadly diversified group of stocks in emerging markets, excluding China, with increased exposure to stocks with smaller market capitalization, lower relative price (value), and higher profitability. The Portfolio generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Portfolio held approximately 4,060 securities in 23 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Portfolio’s assets.

For the 12 months ended October 31, 2023, total returns were 14.04% for the Portfolio and 7.03% for the MSCI Emerging Markets ex China Index (net dividends), the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Portfolio’s greater emphasis on value stocks contributed positively to performance relative to the benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Portfolio’s inclusion of and emphasis on small-caps also contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks. Additionally, the Portfolio’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Large Cap International Portfolio
Actual Fund Return	$1,000.00	$931.90	0.17%	$0.83
Hypothetical 5% Annual Return	$1,000.00	$1,024.35	0.17%	$0.87

International Core Equity Portfolio
Actual Fund Return	$1,000.00	$932.10	0.23%	$1.12
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Global Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$953.20	0.42%	$2.07
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14

International Small Company Portfolio (2)
Actual Fund Return	$1,000.00	$915.20	0.39%	$1.88
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

Japanese Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$987.30	0.40%	$2.00
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04

Asia Pacific Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$882.80	0.40%	$1.90
Hypothetical 5% Annual Return	$1,000.00	$1,023.19	0.40%	$2.04

United Kingdom Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$868.70	0.51%	$2.40
Hypothetical 5% Annual Return	$1,000.00	$1,022.64	0.51%	$2.60

Continental Small Company Portfolio (3)
Actual Fund Return	$1,000.00	$886.90	0.39%	$1.85
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

DFA International Real Estate Securities Portfolio
Actual Fund Return	$1,000.00	$857.90	0.26%	$1.22
Hypothetical 5% Annual Return	$1,000.00	$1,023.90	0.26%	$1.33

DFA Global Real Estate Securities Portfolio (4)
Actual Fund Return	$1,000.00	$882.20	0.23%	$1.09
Hypothetical 5% Annual Return	$1,000.00	$1,024.05	0.23%	$1.17

DFA International Small Cap Value Portfolio
Actual Fund Return	$1,000.00	$956.40	0.43%	$2.12
Hypothetical 5% Annual Return	$1,000.00	$1,023.04	0.43%	$2.19

International Vector Equity Portfolio
Actual Fund Return	$1,000.00	$934.90	0.34%	$1.66
Hypothetical 5% Annual Return	$1,000.00	$1,023.49	0.34%	$1.73

International High Relative Profitability Portfolio
Actual Fund Return	$1,000.00	$931.20	0.30%	$1.46
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
World ex U.S. Value Portfolio (2)
Actual Fund Return	$1,000.00	$967.50	0.36%	$1.79
Hypothetical 5% Annual Return	$1,000.00	$1,023.39	0.36%	$1.84

World ex U.S. Core Equity Portfolio
Actual Fund Return	$1,000.00	$945.10	0.30%	$1.47
Hypothetical 5% Annual Return	$1,000.00	$1,023.69	0.30%	$1.53

World ex U.S. Targeted Value Portfolio
Actual Fund Return	$1,000.00	$955.80	0.48%	$2.37
Hypothetical 5% Annual Return	$1,000.00	$1,022.79	0.48%	$2.45

World Core Equity Portfolio (2)
Actual Fund Return	$1,000.00	$979.90	0.27%	$1.35
Hypothetical 5% Annual Return	$1,000.00	$1,023.84	0.27%	$1.38

Selectively Hedged Global Equity Portfolio (2)
Actual Fund Return	$1,000.00	$990.70	0.32%	$1.61
Hypothetical 5% Annual Return	$1,000.00	$1,023.59	0.32%	$1.63

Emerging Markets Portfolio (3)
Actual Fund Return	$1,000.00	$963.70	0.35%	$1.73
Hypothetical 5% Annual Return	$1,000.00	$1,023.44	0.35%	$1.79

Emerging Markets Small Cap Portfolio (3)
Actual Fund Return	$1,000.00	$989.60	0.59%	$2.96
Hypothetical 5% Annual Return	$1,000.00	$1,022.23	0.59%	$3.01

Emerging Markets Value Portfolio (3)
Actual Fund Return	$1,000.00	$985.10	0.44%	$2.20
Hypothetical 5% Annual Return	$1,000.00	$1,022.99	0.44%	$2.24

Emerging Markets Core Equity Portfolio
Actual Fund Return	$1,000.00	$976.70	0.39%	$1.94
Hypothetical 5% Annual Return	$1,000.00	$1,023.24	0.39%	$1.99

Emerging Markets Targeted Value Portfolio
Actual Fund Return	$1,000.00	$990.40	0.66%	$3.31
Hypothetical 5% Annual Return	$1,000.00	$1,021.88	0.66%	$3.36

Emerging Markets ex China Core Equity Portfolio
Actual Fund Return	$1,000.00	$1,017.60	0.42%	$2.14

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Hypothetical 5% Annual Return	$1,000.00	$1,023.09	0.42%	$2.14

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

(2)

The Portfolio is a Fund of Funds. The expenses shown reflect the direct expenses of the Fund of Funds and the Fund of Funds’ portion of the expenses of its Underlying Funds (Affiliated Investment Companies).

(3)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

(4)

The Portfolio invests directly and indirectly through other funds. The expenses shown reflect the direct expenses of the fund and the fund’s portion of the expenses of its Master and/or Underlying Funds (Affiliated Investment Companies).

DFA INVESTMENT DIMENSIONS GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For DFA Investment Dimensions Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. DFA Investment Dimensions Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023 They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

The categories of industry classification for the Affiliated Investment Companies are represented in their Disclosures of Portfolio Holdings, which are included elsewhere in the report. Refer to the Schedule of Investments/Summary Schedule of Portfolio Holdings for each of the underlying Affiliated Investment Company’s holdings, which reflect the investments by category or country.

FEEDER FUNDS

Affiliated Investment Companies
Japanese Small Company Portfolio	100.0%
Asia Pacific Small Company Portfolio	100.0%
United Kingdom Small Company Portfolio	100.0%
Continental Small Company Portfolio	100.0%
Emerging Markets Portfolio	100.0%
Emerging Markets Small Cap Portfolio	100.0%
Emerging Markets Value Portfolio	100.0%

FUNDS OF FUNDS

Affiliated Investment Companies
Global Small Company Portfolio	100.0%
International Small Company Portfolio	100.0%
World ex U.S. Value Portfolio	100.0%
World Core Equity Portfolio	100.0%
Selectively Hedged Global Equity Portfolio	100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio
Communication Services	4.7%
Consumer Discretionary	12.0%
Consumer Staples	9.0%
Energy	8.2%
Financials	18.6%
Health Care	10.3%
Industrials	16.1%
Information Technology	7.1%
Materials	9.5%
Real Estate	1.4%
Utilities	3.1%

100.0%

International Core Equity Portfolio
Communication Services	4.8%
Consumer Discretionary	12.6%
Consumer Staples	7.5%
Energy	8.7%
Financials	17.5%
Health Care	7.2%
Industrials	18.3%
Information Technology	6.9%
Materials	11.5%
Real Estate	2.1%
Utilities	2.9%

100.0%

DFA International Real Estate Securities Portfolio
Real Estate	100.0%

100.0%

DFA Global Real Estate Securities Portfolio
Affiliated Investment Companies	30.9%
Real Estate	69.1%

100.0%

DFA International Small Cap Value Portfolio
Communication Services	2.3%
Consumer Discretionary	11.4%
Consumer Staples	5.1%
Energy	8.5%
Financials	22.6%
Health Care	2.0%
Industrials	22.0%
Information Technology	3.6%
Materials	18.6%
Real Estate	3.2%
Utilities	0.7%

100.0%

International Vector Equity Portfolio
Communication Services	4.5%
Consumer Discretionary	12.0%
Consumer Staples	6.4%
Energy	8.6%
Financials	20.0%
Health Care	5.3%
Industrials	19.2%
Information Technology	6.2%
Materials	13.3%
Real Estate	2.3%
Utilities	2.2%

100.0%

International High Relative Profitability Portfolio
Communication Services	7.2%
Consumer Discretionary	16.3%
Consumer Staples	11.3%
Energy	11.3%
Financials	4.8%
Health Care	11.9%
Industrials	16.7%
Information Technology	10.2%
Materials	8.4%
Real Estate	0.5%
Utilities	1.4%

100.0%

World ex U.S. Core Equity Portfolio
Communication Services	5.0%
Consumer Discretionary	12.3%
Consumer Staples	7.1%
Energy	7.7%
Financials	17.2%
Health Care	6.9%
Industrials	15.8%
Information Technology	10.9%
Materials	11.6%
Real Estate	2.5%
Utilities	3.0%

100.0%

World ex U.S. Targeted Value Portfolio
Communication Services	3.2%
Consumer Discretionary	11.8%
Consumer Staples	5.5%
Energy	5.8%
Financials	18.0%
Health Care	4.4%
Industrials	20.1%
Information Technology	6.5%
Materials	18.0%
Real Estate	4.2%
Utilities	2.5%

100.0%

Emerging Markets Core Equity Portfolio
Communication Services	7.4%
Consumer Discretionary	11.9%
Consumer Staples	6.3%
Energy	5.4%
Financials	17.8%
Health Care	4.7%
Industrials	9.8%
Information Technology	19.7%
Materials	11.3%
Real Estate	2.7%
Utilities	3.0%

100.0%

Emerging Markets Targeted Value Portfolio
Communication Services	3.6%
Consumer Discretionary	10.8%
Consumer Staples	5.8%
Energy	3.5%
Financials	17.1%
Health Care	6.4%
Industrials	14.9%
Information Technology	13.7%
Materials	15.7%
Real Estate	6.1%
Utilities	2.4%

100.0%

Emerging Markets ex China Core Equity Portfolio
Communication Services	4.8%
Consumer Discretionary	9.0%
Consumer Staples	6.3%
Energy	5.5%
Financials	20.1%
Health Care	4.1%
Industrials	10.2%
Information Technology	23.1%
Materials	11.8%
Real Estate	2.4%
Utilities	2.7%

100.0%

LARGE CAP INTERNATIONAL PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value	Percentage of Net Assets
COMMON STOCKS — (95.5%)
AUSTRALIA — (6.0%)
BHP Group Ltd., Class DI	697,375	$19,740,922	0.4%
# BHP Group Ltd., Sponsored ADR	298,208	17,015,748	0.3%
Commonwealth Bank of Australia	368,188	22,649,397	0.5%
Other Securities		256,856,685	5.0%

TOTAL AUSTRALIA		316,262,752	6.2%

AUSTRIA — (0.2%)
Other Securities		9,441,672	0.2%

BELGIUM — (0.9%)
Other Securities		47,554,821	0.9%

CANADA — (10.2%)
# Canadian Natural Resources Ltd.	352,595	22,400,360	0.4%
# Royal Bank of Canada	215,717	17,229,360	0.3%
Royal Bank of Canada	206,240	16,474,451	0.3%
Suncor Energy, Inc.	535,689	17,356,324	0.3%
# Toronto-Dominion Bank	286,785	16,014,074	0.3%
Other Securities		447,055,111	8.9%

TOTAL CANADA		536,529,680	10.5%

DENMARK — (3.1%)
Novo Nordisk AS, Class B	923,030	89,050,433	1.7%
# Novo Nordisk AS, Sponsored ADR	91,174	8,804,673	0.2%
Other Securities		62,317,950	1.2%

TOTAL DENMARK		160,173,056	3.1%

FINLAND — (1.0%)
Other Securities		52,738,172	1.0%

FRANCE — (9.9%)
Air Liquide SA	111,890	19,172,593	0.4%
Airbus SE	166,531	22,327,835	0.4%
Hermes International SCA	9,337	17,421,208	0.3%
L’Oreal SA	60,975	25,629,649	0.5%
LVMH Moet Hennessy Louis Vuitton SE	80,391	57,554,356	1.1%
Orange SA	1,475,342	17,353,034	0.3%
Sanofi SA	216,767	19,683,795	0.4%
Schneider Electric SE	111,591	17,169,090	0.3%
TotalEnergies SE	937,065	62,649,817	1.2%
# TotalEnergies SE, Sponsored ADR	18,895	1,258,407	0.0%
Vinci SA	140,071	15,488,269	0.3%
Other Securities		243,800,984	5.0%

TOTAL FRANCE		519,509,037	10.2%

GERMANY — (6.6%)
Allianz SE	95,388	22,343,923	0.4%
Bayer AG	362,228	15,651,350	0.3%
Deutsche Telekom AG	1,271,712	27,600,810	0.5%
Mercedes-Benz Group AG	341,297	20,079,953	0.4%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value	Percentage of Net Assets
GERMANY — (Continued)
SAP SE	154,573	$20,733,236	0.4%
Siemens AG	185,650	24,635,541	0.5%
Other Securities		214,131,916	4.3%

TOTAL GERMANY		345,176,729	6.8%

HONG KONG — (1.8%)
AIA Group Ltd.	3,249,000	28,213,675	0.6%
Other Securities		67,519,828	1.3%

TOTAL HONG KONG		95,733,503	1.9%

IRELAND — (0.5%)
Other Securities		28,251,351	0.6%

ISRAEL — (0.5%)
Other Securities		27,051,117	0.5%

ITALY — (2.2%)
Stellantis NV	852,765	15,931,649	0.3%
Other Securities		100,499,915	2.0%

TOTAL ITALY		116,431,564	2.3%

JAPAN — (21.2%)
Hitachi Ltd.	278,815	17,673,129	0.4%
Keyence Corp.	45,204	17,499,302	0.4%
Shin-Etsu Chemical Co. Ltd.	533,500	15,953,446	0.3%
Sony Group Corp.	371,800	30,911,023	0.6%
Tokyo Electron Ltd.	131,100	17,323,246	0.3%
Toyota Motor Corp.	2,420,615	42,345,607	0.8%
Other Securities		972,975,012	19.0%

TOTAL JAPAN		1,114,680,765	21.8%

NETHERLANDS — (3.6%)
ASML Holding NV	30,871	18,557,036	0.4%
ASML Holding NV	82,305	49,285,057	1.0%
Other Securities		122,396,380	2.3%

TOTAL NETHERLANDS		190,238,473	3.7%

NEW ZEALAND — (0.3%)
Other Securities		15,537,173	0.3%

NORWAY — (0.8%)
Other Securities		42,450,028	0.8%

PORTUGAL — (0.2%)
Other Securitiesı		12,843,354	0.3%

SINGAPORE — (1.0%)
Other Securities		51,706,495	1.0%

SPAIN — (2.3%)
Other Securities		119,642,753	2.3%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

	Shares	Value	Percentage of Net Assets
SWEDEN — (2.5%)
Other Securities		$129,064,655	2.5%

SWITZERLAND — (7.6%)
ABB Ltd.	504,168	16,938,889	0.3%
Nestle SA	702,768	75,785,606	1.5%
Novartis AG	340,245	31,853,586	0.6%
Novartis AG, Sponsored ADR	195,278	18,274,115	0.4%
Roche Holding AG	8,301	2,262,114	0.1%
Roche Holding AG	205,381	52,928,648	1.0%
Zurich Insurance Group AG	33,513	15,918,425	0.3%
Other Securities		187,480,795	3.6%

TOTAL SWITZERLAND		401,442,178	7.8%

UNITED KINGDOM — (12.6%)
AstraZeneca PLC	126,555	15,845,143	0.3%
AstraZeneca PLC, Sponsored ADR	495,669	31,341,151	0.6%
BP PLC, Sponsored ADR	765,146	27,989,059	0.5%
# Diageo PLC, Sponsored ADR	105,239	16,154,186	0.3%
Glencore PLC	3,900,960	20,662,696	0.4%
# HSBC Holdings PLC, Sponsored ADR	551,216	20,025,677	0.4%
Shell PLC	36,838	1,187,156	0.0%
# Shell PLC, ADR	1,043,088	67,946,752	1.3%
# Unilever PLC, Sponsored ADR	334,884	15,856,757	0.3%
Other Securities		444,351,007	8.8%

TOTAL UNITED KINGDOM		661,359,584	12.9%

UNITED STATES — (0.5%)
CRH PLC	303,700	16,269,209	0.3%
Other Securities		10,220,492	0.2%

TOTAL UNITED STATES		26,489,701	0.5%

TOTAL COMMON STOCKS		5,020,308,613	98.1%

PREFERRED STOCKS — (0.4%)

GERMANY — (0.4%)
Other Securities		21,929,678	0.4%

TOTAL INVESTMENT SECURITIES (Cost $3,791,649,286)		5,042,238,291

		Value†
SECURITIES LENDING COLLATERAL — (4.1%)
@§ The DFA Short Term Investment Fund	18,843,578	217,963,662	4.3%

TOTAL INVESTMENTS—(100.0%) (Cost $4,009,616,032)		$5,260,201,953	102.8%

LARGE CAP INTERNATIONAL PORTFOLIO

CONTINUED

As of October 31, 2023, Large Cap International Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	224	12/15/23	$49,320,507	$47,177,200	$(2,143,307)

Total Futures Contracts			$49,320,507	$47,177,200	$(2,143,307)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$18,577,262	$297,685,490	—	$316,262,752
Austria	—	9,441,672	—	9,441,672
Belgium	793,104	46,761,717	—	47,554,821
Canada	534,241,585	2,288,095	—	536,529,680
Denmark	8,804,673	151,368,383	—	160,173,056
Finland	1,232,309	51,505,863	—	52,738,172
France	3,276,642	516,232,395	—	519,509,037
Germany	11,421,412	333,755,317	—	345,176,729
Hong Kong	—	95,733,503	—	95,733,503
Ireland	—	28,251,351	—	28,251,351
Israel	3,878,019	23,173,098	—	27,051,117
Italy	1,419,628	115,011,936	—	116,431,564
Japan	20,422,882	1,094,257,883	—	1,114,680,765
Netherlands	59,734,744	130,503,729	—	190,238,473
New Zealand	—	15,537,173	—	15,537,173
Norway	669,246	41,780,782	—	42,450,028
Portugal	—	12,843,354	—	12,843,354
Singapore	—	51,706,495	—	51,706,495
Spain	6,260,233	113,382,520	—	119,642,753
Sweden	—	129,064,655	—	129,064,655
Switzerland	47,261,261	354,180,917	—	401,442,178
United Kingdom	225,985,321	435,374,263	—	661,359,584
United States	21,927,270	4,562,431	—	26,489,701
Preferred Stocks
Germany	—	21,929,678	—	21,929,678
Securities Lending Collateral	—	217,963,662	—	217,963,662
Futures Contracts**	(2,143,307)	—	—	(2,143,307)

TOTAL	$963,762,284	$4,294,296,362	—	$5,258,058,646

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

INTERNATIONAL CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.3%)
BHP Group Ltd., Class DI	4,030,666	$114,097,957	0.4%
# BHP Group Ltd., Sponsored ADR	1,271,993	72,579,921	0.3%
Commonwealth Bank of Australia	925,486	56,932,055	0.2%
Woodside Energy Group Ltd.	2,589,891	56,407,288	0.2%
Other Securities		1,469,511,813	5.4%

TOTAL AUSTRALIA		1,769,529,034	6.5%

AUSTRIA — (0.5%)
Other Securities		138,584,333	0.5%

BELGIUM — (1.1%)
Other Securities		313,060,111	1.2%

CANADA — (10.4%)
# Bank of Montreal	775,898	58,619,094	0.2%
# Canadian Natural Resources Ltd.	1,628,940	103,486,558	0.4%
Royal Bank of Canada	1,205,863	96,324,336	0.4%
Suncor Energy, Inc.	2,861,278	92,705,407	0.4%
Other Securities		2,551,603,202	9.2%

TOTAL CANADA		2,902,738,597	10.6%

CAYMAN ISLANDS — (0.0%)
Other Security		37,677	0.0%

CHINA — (0.0%)
Other Securities		12,128,593	0.1%

DENMARK — (2.8%)
Novo Nordisk AS, Class B	1,773,052	171,057,332	0.6%
# Novo Nordisk AS, Sponsored ADR	1,177,766	113,736,863	0.4%
Other Securities		490,786,570	1.8%

TOTAL DENMARK		775,580,765	2.8%

FINLAND — (1.4%)
Other Securities		393,200,489	1.4%

FRANCE — (8.1%)
Capgemini SE	373,745	66,051,513	0.2%
L’Oreal SA	157,365	66,145,302	0.3%
LVMH Moet Hennessy Louis Vuitton SE	247,349	177,084,653	0.7%
Orange SA	7,245,203	85,218,380	0.3%
TotalEnergies SE	4,052,320	270,927,956	1.0%
# TotalEnergies SE, Sponsored ADR	215,223	14,333,852	0.1%
Vinci SA	533,897	59,035,350	0.2%
Other Securities		1,525,643,446	5.5%

TOTAL FRANCE		2,264,440,452	8.3%

GERMANY — (6.3%)
Allianz SE	264,267	61,902,560	0.2%
Bayer AG	1,569,802	67,828,881	0.3%
Deutsche Post AG	1,499,206	58,534,238	0.2%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Deutsche Telekom AG	6,030,773	$130,889,872	0.5%
Mercedes-Benz Group AG	1,670,941	98,308,562	0.4%
Siemens AG	498,522	66,153,296	0.3%
Other Securities		1,269,731,439	4.5%

TOTAL GERMANY		1,753,348,848	6.4%

HONG KONG — (1.9%)
AIA Group Ltd.	11,564,600	100,424,706	0.4%
Other Securities		446,545,597	1.6%

TOTAL HONG KONG		546,970,303	2.0%

IRELAND — (0.6%)
Other Securities		165,618,167	0.6%

ISRAEL — (0.7%)
Other Securities		196,113,177	0.7%

ITALY — (2.8%)
Eni SpA	4,294,094	70,198,411	0.3%
Stellantis NV	5,877,017	109,796,450	0.4%
Other Securities		609,495,558	2.2%

TOTAL ITALY		789,490,419	2.9%

JAPAN — (22.5%)
Hitachi Ltd.	1,198,785	75,986,879	0.3%
# ITOCHU Corp.	1,563,900	56,333,280	0.2%
KDDI Corp.	2,227,400	66,632,058	0.3%
Mitsubishi UFJ Financial Group, Inc.	7,907,300	66,335,503	0.3%
Sony Group Corp.	1,128,800	93,847,129	0.4%
Toyota Motor Corp.	7,465,770	130,604,233	0.5%
Other Securities		5,815,908,699	21.0%

TOTAL JAPAN		6,305,647,781	23.0%

NETHERLANDS — (3.0%)
# ASML Holding NV	126,227	75,877,630	0.3%
ASML Holding NV	180,734	108,225,327	0.4%
Koninklijke Ahold Delhaize NV	2,123,122	62,869,437	0.2%
Other Securities		603,847,055	2.2%

TOTAL NETHERLANDS		850,819,449	3.1%

NEW ZEALAND — (0.3%)
Other Securities		83,000,314	0.3%

NORWAY — (0.9%)
Other Securities		242,131,060	0.9%

PORTUGAL — (0.3%)
Other Securities		84,825,003	0.3%

SINGAPORE — (1.0%)
Other Securities		284,992,159	1.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.4%)
# Banco Santander SA	16,149,187	$59,395,633	0.2%
Repsol SA	4,909,248	71,881,932	0.3%
Telefonica SA	15,385,994	59,430,500	0.2%
Other Securities		477,791,956	1.7%

TOTAL SPAIN		668,500,021	2.4%

SWEDEN — (2.5%)
Volvo AB, Class B	2,958,974	58,632,631	0.2%
Other Securities		635,154,989	2.3%

TOTAL SWEDEN		693,787,620	2.5%

SWITZERLAND — (7.4%)
ABB Ltd.	1,748,784	58,755,134	0.2%
Nestle SA	2,370,731	255,656,610	0.9%
Novartis AG, Sponsored ADR	1,622,126	151,798,551	0.6%
Roche Holding AG	627,570	161,730,790	0.6%
Zurich Insurance Group AG	125,316	59,524,164	0.2%
Other Securities		1,392,349,108	5.1%

TOTAL SWITZERLAND		2,079,814,357	7.6%

UNITED KINGDOM — (12.2%)
AstraZeneca PLC, Sponsored ADR	1,493,548	94,437,040	0.4%
BP PLC	10,974,429	67,010,003	0.3%
BP PLC, Sponsored ADR	3,571,720	130,653,518	0.5%
Glencore PLC	18,999,963	100,639,456	0.4%
# HSBC Holdings PLC, Sponsored ADR	3,009,227	109,325,217	0.4%
Shell PLC	1,472,115	47,441,592	0.2%
Shell PLC, ADR	4,623,215	301,156,225	1.1%
Other Securities		2,583,687,697	9.3%

TOTAL UNITED KINGDOM		3,434,350,748	12.6%

UNITED STATES — (0.5%)
# CRH PLC	1,705,978	91,389,241	0.3%
Other Securities		43,390,019	0.2%

TOTAL UNITED STATES		134,779,260	0.5%

TOTAL COMMON STOCKS		26,883,488,737	98.2%

PREFERRED STOCKS — (0.5%)

GERMANY — (0.5%)
Other Securities		123,674,912	0.5%

RIGHTS/WARRANTS — (0.0%)

AUSTRALIA — (0.0%)
Other Securities		206	0.0%

FINLAND — (0.0%)
Other Security		1,555,295	0.0%

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (0.0%)
Other Security		$256,855	0.0%

TOTAL RIGHTS/WARRANTS		1,812,356	0.0%

TOTAL INVESTMENT SECURITIES (Cost $23,867,276,334)		27,008,976,005

		Value†
SECURITIES LENDING COLLATERAL — (3.6%)
@§ The DFA Short Term Investment Fund	87,571,605	1,012,940,757	3.7%

TOTAL INVESTMENTS—(100.0%) (Cost $24,880,218,461)		$28,021,916,762	102.4%

As of October 31, 2023, International Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	976	12/15/23	$218,737,430	$205,557,800	$(13,179,630)

Total Futures Contracts			$218,737,430	$205,557,800	$(13,179,630)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$89,158,794	$1,680,108,338	$261,902	$1,769,529,034
Austria	659,255	137,925,078	—	138,584,333
Belgium	6,259,001	306,801,110	—	313,060,111
Canada	2,894,290,846	8,447,751	—	2,902,738,597
Cayman Islands	—	37,677	—	37,677
China	11,179,099	949,494	—	12,128,593
Denmark	113,736,863	661,843,902	—	775,580,765
Finland	9,791,083	383,409,406	—	393,200,489
France	28,416,583	2,236,023,869	—	2,264,440,452
Germany	36,034,843	1,717,314,005	—	1,753,348,848
Hong Kong	401,795	546,426,590	141,918	546,970,303
Ireland	—	165,618,167	—	165,618,167
Israel	14,231,944	181,881,233	—	196,113,177
Italy	6,689,605	782,800,814	—	789,490,419
Japan	108,895,333	6,196,752,448	—	6,305,647,781
Netherlands	163,565,570	687,253,879	—	850,819,449
New Zealand	215,172	82,785,142	—	83,000,314
Norway	1,463,717	240,667,343	—	242,131,060
Portugal	303,204	84,521,799	—	84,825,003
Singapore	7,447	284,677,530	307,182	284,992,159
Spain	15,523,988	652,976,033	—	668,500,021
Sweden	244,838	693,542,782	—	693,787,620

INTERNATIONAL CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Switzerland	$212,078,595	$1,867,735,762	—	$2,079,814,357
United Kingdom	832,415,293	2,601,760,587	$174,868	3,434,350,748
United States	107,106,754	27,672,506	—	134,779,260
Preferred Stocks
Germany	—	123,674,912	—	123,674,912
Rights/Warrants
Australia	—	206	—	206
Finland	—	1,555,295	—	1,555,295
Spain	—	256,855	—	256,855
Securities Lending Collateral	—	1,012,940,757	—	1,012,940,757
Futures Contracts**	(13,179,630)	—	—	(13,179,630)

TOTAL	$4,639,489,992	$23,368,361,270	$885,870^	$28,008,737,132

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

GLOBAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Small Cap Portfolio of DFA Investment Dimensions Group Inc	1,191,641	$44,650,794
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company		8,574,556
Investment in The Continental Small Company Series of The DFA Investment Trust Company		8,290,138
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		5,096,241
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		2,760,151
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		2,265,014
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		2,179,541

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $69,951,228)		$73,816,435

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$73,816,435	—	—	$73,816,435

TOTAL	$73,816,435	—	—	$73,816,435

See accompanying Notes to Financial Statements.

INTERNATIONAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

		Value†
AFFILIATED INVESTMENT COMPANIES — (99.1%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company		$3,976,364,881
Investment in The Japanese Small Company Series of The DFA Investment Trust Company		2,567,386,625
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company		1,230,454,755
Investment in The Canadian Small Company Series of The DFA Investment Trust Company		1,137,353,537
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company		1,036,712,569

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES		$9,948,272,367

Shares
TEMPORARY CASH INVESTMENTS — (0.9%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $92,141,919)	92,141,919	92,141,919

TOTAL INVESTMENTS — (100.0%) (Cost $9,995,982,568)		$10,040,414,286

As of October 31, 2023, International Small Company Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	431	12/15/23	$92,441,950	$90,773,988	$(1,667,962)

Total Futures Contracts			$92,441,950	$90,773,988	$(1,667,962)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$9,948,272,367	—	—	$9,948,272,367
Temporary Cash Investments	92,141,919	—	—	92,141,919
Futures Contracts**	(1,667,962)	—	—	(1,667,962)

TOTAL	$10,038,746,324	—	—	$10,038,746,324

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

JAPANESE SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Japanese Small Company Series of The DFA Investment Trust Company	$248,690,093

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$248,690,093

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

ASIA PACIFIC SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Asia Pacific Small Company Series of The DFA Investment Trust Company	$163,248,753

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$163,248,753

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

UNITED KINGDOM SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The United Kingdom Small Company Series of The DFA Investment Trust Company	$18,698,045

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$18,698,045

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

CONTINENTAL SMALL COMPANY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Continental Small Company Series of The DFA Investment Trust Company	$657,058,163

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$657,058,163

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.4%)
AUSTRALIA — (19.2%)
Charter Hall Group	4,539,726	$25,149,986	0.7%
Dexus	10,232,914	42,263,842	1.2%
Goodman Group	16,652,086	220,338,662	6.3%
GPT Group	18,275,188	42,175,999	1.2%
Mirvac Group	37,491,944	43,500,151	1.2%
Scentre Group	49,912,659	77,324,241	2.2%
Stockland	22,823,875	51,512,137	1.5%
Vicinity Ltd.	36,942,552	40,013,620	1.1%
Other Securities		140,684,445	4.0%

TOTAL AUSTRALIA		682,963,083	19.4%

BELGIUM — (3.5%)
Aedifica SA	459,057	25,044,103	0.7%
Cofinimmo SA	334,049	20,772,985	0.6%
Warehouses De Pauw CVA	1,615,120	39,962,118	1.1%
Other Securities		39,162,446	1.2%

TOTAL BELGIUM		124,941,652	3.6%

CANADA — (4.8%)
# Canadian Apartment Properties REIT	810,188	23,848,476	0.7%
Other Securities		147,400,328	4.2%

TOTAL CANADA		171,248,804	4.9%

CHINA — (0.1%)
Other Securities		4,364,616	0.1%

FRANCE — (5.7%)
Covivio SA	458,957	19,668,316	0.6%
Gecina SA	415,069	40,755,974	1.2%
Klepierre SA	1,926,549	46,783,891	1.3%
#* Unibail-Rodamco-Westfield	920,694	45,619,640	1.3%
#* Unibail-Rodamco-Westfield, CDI	6,428,164	15,444,278	0.4%
Other Securities		32,866,218	0.9%

TOTAL FRANCE		201,138,317	5.7%

GERMANY — (0.2%)
Other Security		6,105,168	0.2%

HONG KONG — (3.8%)
Link REIT	24,527,821	112,561,593	3.2%
Other Securities		23,083,972	0.7%

TOTAL HONG KONG		135,645,565	3.9%

INDIA — (0.0%)
Other Securities		351,325	0.0%

IRELAND — (0.1%)
Other Security		4,867,291	0.1%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	ITALY — (0.0%)
	Other Security		$1,318,360	0.0%

	JAPAN — (25.7%)
	Advance Residence Investment Corp.	12,919	28,088,528	0.8%
#	Daiwa House REIT Investment Corp.	21,472	38,000,017	1.1%
	GLP J-Reit	45,767	40,991,534	1.2%
	Invincible Investment Corp.	59,700	22,960,640	0.6%
	Japan Hotel REIT Investment Corp.	43,288	19,680,167	0.6%
	Japan Metropolitan Fund Invest	69,267	44,701,234	1.3%
	Japan Prime Realty Investment Corp.	8,443	19,775,995	0.6%
#	Japan Real Estate Investment Corp.	12,424	46,146,730	1.3%
	Nippon Accommodations Fund, Inc.	4,991	20,107,729	0.6%
	Nippon Building Fund, Inc.	15,036	60,413,649	1.7%
	Nippon Prologis REIT, Inc.	22,394	39,847,331	1.1%
	Nomura Real Estate Master Fund, Inc.	41,738	46,056,135	1.3%
#	Orix JREIT, Inc.	26,195	30,104,919	0.9%
#	Sekisui House Reit, Inc.	41,463	21,837,547	0.6%
	United Urban Investment Corp.	28,635	28,868,908	0.8%
	Other Securities		402,819,128	11.4%

	TOTAL JAPAN		910,400,191	25.9%

	MALAYSIA — (0.6%)
	Other Securities		19,768,695	0.6%

	MEXICO — (3.0%)
Ω	FIBRA Macquarie Mexico	12,529,336	19,278,040	0.5%
	Fibra Uno Administracion SA de CV	30,033,624	45,660,970	1.3%
	Other Securities		40,145,403	1.2%

	TOTAL MEXICO		105,084,413	3.0%

	NETHERLANDS — (0.7%)
	Other Securities		24,219,976	0.7%

	NEW ZEALAND — (1.4%)
	Other Securities		50,613,739	1.4%

	PHILIPPINES — (0.0%)
	Other Security		16,177	0.0%

	SAUDI ARABIA — (0.0%)
	Other Securities		719,557	0.0%

	SINGAPORE — (11.2%)
	CapitaLand Ascendas REIT	34,533,080	65,614,365	1.9%
	CapitaLand Integrated Commercial Trust	52,886,611	67,970,893	1.9%
	Frasers Logistics & Commercial Trust	29,728,732	22,582,155	0.6%
	Mapletree Industrial Trust	20,652,558	32,463,788	0.9%
	Mapletree Logistics Trust	33,855,047	36,355,199	1.0%
#	Mapletree Pan Asia Commercial Trust	23,384,506	22,727,523	0.7%
	Other Securities		151,376,548	4.4%

	TOTAL SINGAPORE		399,090,471	11.4%

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.7%)
Other Securities		$58,553,339	1.7%

SOUTH KOREA — (0.3%)
Other Securities		10,307,940	0.3%

SPAIN — (1.3%)
Merlin Properties Socimi SA	3,223,898	26,880,164	0.8%
Other Securities		20,089,576	0.5%

TOTAL SPAIN		46,969,740	1.3%

TAIWAN — (0.4%)
Other Securities		13,567,649	0.4%

THAILAND — (0.0%)
Other Securities		290,901	0.0%

TURKEY — (0.5%)
Other Securities		15,671,016	0.4%

UNITED KINGDOM — (13.2%)
Big Yellow Group PLC	1,804,080	20,981,600	0.6%
British Land Co. PLC	8,612,052	31,221,063	0.9%
Derwent London PLC	968,337	21,520,303	0.6%
Land Securities Group PLC	6,916,338	47,941,990	1.4%
LondonMetric Property PLC	10,298,484	20,752,958	0.6%
Segro PLC	11,639,873	101,175,392	2.9%
# Shaftesbury Capital PLC	15,223,250	19,298,426	0.6%
Tritax Big Box REIT PLC	19,322,752	32,170,791	0.9%
UNITE Group PLC	3,552,659	37,596,067	1.1%
Other Securities		135,365,555	3.7%

TOTAL UNITED KINGDOM		468,024,145	13.3%

TOTAL COMMON STOCKS (Cost $4,290,932,722)		3,456,242,130	98.3%

		Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§ The DFA Short Term Investment Fund	8,122,173	93,949,172	2.7%

TOTAL INVESTMENTS—(100.0%) (Cost $4,384,882,641)		$3,550,191,302	101.0%

As of October 31, 2023, DFA International Real Estate Securities Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	128	12/15/23	$27,954,649	$26,958,400	$(996,249)

Total Futures Contracts			$27,954,649	$26,958,400	$(996,249)

DFA INTERNATIONAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$2,878,032	$680,085,051	—	$682,963,083
Belgium	—	124,941,652	—	124,941,652
Canada	171,248,804	—	—	171,248,804
China	—	4,364,616	—	4,364,616
France	—	201,138,317	—	201,138,317
Germany	—	6,105,168	—	6,105,168
Hong Kong	—	135,645,565	—	135,645,565
India	—	351,325	—	351,325
Ireland	—	4,867,291	—	4,867,291
Italy	—	1,318,360	—	1,318,360
Japan	—	910,400,191	—	910,400,191
Malaysia	—	19,768,695	—	19,768,695
Mexico	105,084,413	—	—	105,084,413
Netherlands	—	24,219,976	—	24,219,976
New Zealand	—	50,613,739	—	50,613,739
Philippines	—	16,177	—	16,177
Saudi Arabia	—	719,557	—	719,557
Singapore	—	399,090,471	—	399,090,471
South Africa	—	58,553,339	—	58,553,339
South Korea	—	10,307,940	—	10,307,940
Spain	—	46,969,740	—	46,969,740
Taiwan	—	13,567,649	—	13,567,649
Thailand	—	290,901	—	290,901
Turkey	—	15,671,016	—	15,671,016
United Kingdom	—	468,024,145	—	468,024,145
Securities Lending Collateral	—	93,949,172	—	93,949,172
Futures Contracts**	(996,249)	—	—	(996,249)

TOTAL	$278,215,000	$3,270,980,053	—	$3,549,195,053

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»†	Percentage of Net Assets‡
COMMON STOCKS — (65.7%)
UNITED STATES — (65.7%)
	Agree Realty Corp.	404,393	$22,621,744	0.3%
#	Alexandria Real Estate Equities, Inc.	742,599	69,158,245	1.0%
	American Homes 4 Rent, Class A	1,476,256	48,332,621	0.7%
	American Tower Corp.	2,050,133	365,313,199	5.5%
	Americold Realty Trust, Inc.	1,163,880	30,516,934	0.5%
	Apartment Income REIT Corp.	736,288	21,506,972	0.3%
#	AvalonBay Communities, Inc.	631,701	104,698,124	1.6%
#	Boston Properties, Inc.	675,717	36,198,160	0.5%
	Brixmor Property Group, Inc.	1,383,499	28,762,944	0.4%
	Camden Property Trust	483,176	41,011,979	0.6%
	Crown Castle, Inc.	1,930,586	179,505,886	2.7%
	CubeSmart	1,019,361	34,750,017	0.5%
#	Digital Realty Trust, Inc.	1,309,024	162,790,225	2.4%
	EastGroup Properties, Inc.	196,141	32,020,018	0.5%
	Equinix, Inc.	412,526	300,995,471	4.5%
	Equity LifeStyle Properties, Inc.	795,076	52,316,001	0.8%
	Equity Residential	1,609,516	89,054,520	1.3%
	Essex Property Trust, Inc.	289,109	61,846,197	0.9%
	Extra Space Storage, Inc.	941,132	97,491,886	1.5%
	Federal Realty Investment Trust	350,832	31,992,370	0.5%
	First Industrial Realty Trust, Inc.	591,434	25,017,658	0.4%
#	Gaming & Leisure Properties, Inc.	1,192,243	54,115,910	0.8%
	Healthcare Realty Trust, Inc., Class A	1,825,534	26,196,413	0.4%
	Healthpeak Properties, Inc.	2,496,282	38,817,185	0.6%
#	Host Hotels & Resorts, Inc.	3,226,659	49,948,681	0.8%
	Invitation Homes, Inc.	2,774,819	82,384,376	1.2%
#	Iron Mountain, Inc.	1,322,958	78,147,129	1.2%
	Kimco Realty Corp.	2,824,542	50,672,284	0.8%
	Kite Realty Group Trust	1,036,243	22,092,701	0.3%
#	Lamar Advertising Co., Class A	400,969	32,987,720	0.5%
	Mid-America Apartment Communities, Inc.	528,827	62,480,910	0.9%
	NNN REIT, Inc.	849,095	30,847,621	0.5%
#	Omega Healthcare Investors, Inc.	1,120,816	37,099,010	0.6%
	Prologis, Inc.	4,099,876	413,062,507	6.2%
#	Public Storage	704,072	168,069,027	2.5%
#	Realty Income Corp.	2,801,008	132,711,759	2.0%
	Regency Centers Corp.	735,985	44,350,456	0.7%
	Rexford Industrial Realty, Inc.	928,036	40,128,277	0.6%
	Ryman Hospitality Properties, Inc.	245,283	20,996,225	0.3%
	SBA Communications Corp.	484,466	101,074,142	1.5%
	Simon Property Group, Inc.	1,462,643	160,729,839	2.4%
	Spirit Realty Capital, Inc.	628,364	22,614,820	0.3%
#	STAG Industrial, Inc.	774,692	25,735,268	0.4%
#	Sun Communities, Inc.	560,595	62,360,588	0.9%
	UDR, Inc.	1,474,492	46,903,591	0.7%
#	Ventas, Inc.	1,821,522	77,341,824	1.2%
	VICI Properties, Inc.	4,492,485	125,340,332	1.9%
#	Welltower, Inc.	2,217,008	185,364,039	2.8%
	WP Carey, Inc.	964,683	51,755,243	0.8%

DFA GLOBAL REAL ESTATE SECURITIES PORTFOLIO

CONTINUED

	Shares	Value»†	Percentage of Net Assets‡
UNITED STATES — (Continued)
Other Securities		$524,024,505	7.9%

TOTAL UNITED STATES		4,604,253,553	69.1%

TOTAL COMMON STOCKS		4,604,253,553	69.1%

		Value†
AFFILIATED INVESTMENT COMPANY — (29.4%)
DFA International Real Estate Securities Portfolio
Portfolio of DFA Investment Dimensions Group, Inc.	631,843,335	2,059,809,271	30.9%

TOTAL INVESTMENT SECURITIES (Cost $7,675,520,500)		6,664,062,824

SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	29,389,659	339,950,185	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $8,015,475,132)		$7,004,013,009	105.1%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security

Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$4,604,253,553	—	—	$4,604,253,553
Affiliated Investment Company	2,059,809,271	—	—	2,059,809,271
Securities Lending Collateral	—	$339,950,185	—	339,950,185

TOTAL	$6,664,062,824	$339,950,185	—	$7,004,013,009

See accompanying Notes to Financial Statements.

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.2%)
AUSTRALIA — (5.3%)
Other Securities		$528,978,799	5.3%

AUSTRIA — (0.7%)
Other Securities		67,444,620	0.7%

BELGIUM — (1.6%)
Ackermans & van Haaren NV	287,147	42,627,821	0.4%
Bekaert SA	848,770	34,367,043	0.3%
Euronav NV	2,281,463	40,839,079	0.4%
Other Securities		46,850,091	0.5%

TOTAL BELGIUM		164,684,034	1.6%

CANADA — (12.6%)
Alamos Gold, Inc., Class A	7,302,034	90,409,897	0.9%
B2Gold Corp.	11,656,607	37,650,841	0.4%
Canadian Western Bank	1,891,896	37,490,032	0.4%
* Celestica, Inc.	2,231,390	52,085,880	0.5%
Crescent Point Energy Corp.	6,229,675	49,954,199	0.5%
Crescent Point Energy Corp.	4,550,385	36,448,584	0.4%
Linamar Corp.	955,481	41,312,883	0.4%
* MEG Energy Corp.	4,542,554	89,753,726	0.9%
Whitecap Resources, Inc.	4,648,893	35,903,834	0.4%
Other Securities		790,529,848	7.8%

TOTAL CANADA		1,261,539,724	12.6%

CHINA — (0.1%)
Other Securities		13,440,730	0.1%

DENMARK — (3.4%)
* Jyske Bank AS	1,133,155	79,858,377	0.8%
Sydbank AS	1,473,428	64,005,208	0.6%
Other Securities		195,578,858	2.0%

TOTAL DENMARK		339,442,443	3.4%

FINLAND — (1.9%)
Cargotec OYJ, Class B	918,303	36,247,372	0.4%
Kemira OYJ	2,760,746	44,699,387	0.5%
Other Securities		112,855,092	1.0%

TOTAL FINLAND		193,801,851	1.9%

FRANCE — (4.3%)
Elis SA	3,248,331	53,272,553	0.5%
Rexel SA	2,846,567	58,134,796	0.6%
SCOR SE	1,724,760	51,491,755	0.5%
Other Securities		264,510,988	2.7%

TOTAL FRANCE		427,410,092	4.3%

GERMANY — (4.6%)
Aurubis AG	564,550	46,539,757	0.5%
K+S AG	3,039,972	51,105,609	0.5%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	GERMANY — (Continued)
	thyssenkrupp AG	6,122,697	$42,673,097	0.4%
	Other Securities		325,374,341	3.2%

	TOTAL GERMANY		465,692,804	4.6%

	HONG KONG — (2.1%)
	Other Securities		206,655,632	2.1%

	IRELAND — (0.4%)
	Bank of Ireland Group PLC	3,823,592	34,265,949	0.4%
	Other Securities		4,717,098	0.0%

	TOTAL IRELAND		38,983,047	0.4%

	ISRAEL — (0.7%)
	Other Securities		72,171,940	0.7%

	ITALY — (5.8%)
	Banca Popolare di Sondrio SPA	8,551,198	46,657,299	0.5%
	Banco BPM SpA	23,187,886	118,637,041	1.2%
	BPER Banca	10,234,210	33,303,637	0.3%
	Buzzi SpA	1,660,638	43,972,318	0.5%
	Leonardo SpA	5,845,169	88,335,026	0.9%
	Unipol Gruppo SpA	7,515,431	40,715,459	0.4%
	Other Securities		206,821,327	2.0%

	TOTAL ITALY		578,442,107	5.8%

	JAPAN — (27.6%)
	Other Securities.		2,766,240,583	27.5%

	NETHERLANDS — (2.2%)
	ASR Nederland NV	1,574,912	58,773,298	0.6%
	SBM Offshore NV	4,229,740	52,679,129	0.5%
Ω	Signify NV	1,506,679	39,057,380	0.4%
	Other Securities		72,604,787	0.7%

	TOTAL NETHERLANDS		223,114,594	2.2%

	NEW ZEALAND — (0.2%)
	Other Securities		18,131,892	0.2%

	NORWAY — (1.1%)
	Other Securities		111,816,153	1.1%

	PORTUGAL — (0.4%)
*	Banco Comercial Portugues SA, Class R	106,844,352	32,792,214	0.3%
	Other Security		10,064,586	0.1%

	TOTAL PORTUGAL		42,856,800	0.4%

	SINGAPORE — (0.7%)
	Other Securities		74,172,444	0.7%

	SPAIN — (3.2%)
	Banco de Sabadell SA	96,841,677	120,412,336	1.2%
	Bankinter SA	8,945,087	56,563,883	0.6%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (Continued)
# Mapfre SA	15,911,485	$33,075,531	0.3%
Other Securities		109,148,677	1.1%

TOTAL SPAIN		319,200,427	3.2%

SWEDEN — (2.2%)
Other Securities		217,495,010	2.2%

SWITZERLAND — (6.6%)
Adecco Group AG	1,620,498	61,325,391	0.6%
Baloise Holding AG	350,114	50,271,415	0.5%
Helvetia Holding AG	623,560	83,827,527	0.8%
Mobimo Holding AG	130,513	36,049,332	0.4%
Siegfried Holding AG	62,993	49,954,613	0.5%
Swiss Prime Site AG	675,650	62,800,253	0.6%
Other Securities		321,721,985	3.2%

TOTAL SWITZERLAND		665,950,516	6.6%

UNITED KINGDOM — (10.4%)
Balfour Beatty PLC	8,646,576	32,587,843	0.3%
Bank of Georgia Group PLC	852,614	34,519,963	0.4%
Bellway PLC	2,001,620	50,938,632	0.5%
Grafton Group PLC	5,241,423	49,339,311	0.5%
* Marks & Spencer Group PLC	21,286,231	56,208,036	0.6%
Paragon Banking Group PLC	6,514,726	35,140,622	0.4%
Redrow PLC	6,470,883	38,346,474	0.4%
Vistry Group PLC	5,318,288	45,840,001	0.5%
Other Securities		703,510,820	6.8%

TOTAL UNITED KINGDOM		1,046,431,702	10.4%

UNITED STATES — (0.1%)
Other Securities		5,237,651	0.1%

TOTAL COMMON STOCKS		9,849,335,595	98.1%

PREFERRED STOCKS — (0.1%)

GERMANY — (0.1%)
Other Securities		9,924,598	0.1%

TOTAL INVESTMENT SECURITIES (Cost $9,132,541,727)		9,859,260,193

		Value†
SECURITIES LENDING COLLATERAL — (1.7%)
@§ The DFA Short Term Investment Fund	14,372,669	166,248,664	1.6%

TOTAL INVESTMENTS—(100.0%) (Cost $9,298,790,624)		$10,025,508,857	99.8%

DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

CONTINUED

As of October 31, 2023, DFA International Small Cap Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	443	12/15/23	$95,489,655	$93,301,338	$(2,188,317)

Total Futures Contracts			$95,489,655	$93,301,338	$(2,188,317)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$528,852,024	$126,775	$528,978,799
Austria	$28,299	67,416,321	—	67,444,620
Belgium	691,004	163,993,030	—	164,684,034
Canada	1,261,291,414	248,310	—	1,261,539,724
China	12,469,381	971,349	—	13,440,730
Denmark	—	339,442,443	—	339,442,443
Finland	—	193,801,851	—	193,801,851
France	—	427,410,092	—	427,410,092
Germany	—	465,692,804	—	465,692,804
Hong Kong	—	206,490,631	165,001	206,655,632
Ireland	—	38,983,047	—	38,983,047
Israel	1,644,882	70,527,058	—	72,171,940
Italy	—	578,442,107	—	578,442,107
Japan	3,091,187	2,763,149,396	—	2,766,240,583
Netherlands	—	223,114,594	—	223,114,594
New Zealand	—	18,131,892	—	18,131,892
Norway	386,165	111,429,988	—	111,816,153
Portugal	—	42,856,800	—	42,856,800
Singapore	—	74,172,444	—	74,172,444
Spain	—	319,200,427	—	319,200,427
Sweden	552,874	216,942,136	—	217,495,010
Switzerland	—	665,950,516	—	665,950,516
United Kingdom	—	1,046,431,702	—	1,046,431,702
United States	—	5,237,651	—	5,237,651
Preferred Stocks
Germany	—	9,924,598	—	9,924,598
Securities Lending Collateral	—	166,248,664	—	166,248,664
Futures Contracts**	(2,188,317)	—	—	(2,188,317)

TOTAL	$1,277,966,889	$8,745,061,875	$291,776^	$10,023,320,540

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL VECTOR EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.7%)
AUSTRALIA — (6.1%)
Santos Ltd.	1,425,355	$6,954,958	0.2%
Other Securities		181,066,448	6.0%

TOTAL AUSTRALIA		188,021,406	6.2%

AUSTRIA — (0.6%)
Other Securities		18,249,253	0.6%

BELGIUM — (1.4%)
KBC Group NV	102,841	5,659,839	0.2%
Solvay SA	74,197	7,843,780	0.3%
Other Securities		29,567,408	0.9%

TOTAL BELGIUM		43,071,027	1.4%

CANADA — (10.2%)
ARC Resources Ltd.	411,447	6,619,345	0.2%
# Bank of Montreal	71,895	5,431,667	0.2%
Fairfax Financial Holdings Ltd.	7,672	6,384,509	0.2%
Suncor Energy, Inc.	187,507	6,075,227	0.2%
Teck Resources Ltd., Class B	304,989	10,778,311	0.4%
Whitecap Resources, Inc.	685,734	5,295,989	0.2%
Other Securities		275,374,353	9.0%

TOTAL CANADA		315,959,401	10.4%

CHINA — (0.0%)
Other Securities		1,261,274	0.0%

DENMARK — (2.6%)
Novo Nordisk AS, Class B	95,182	9,182,798	0.3%
Pandora AS	48,744	5,528,569	0.2%
Other Securities		65,548,507	2.2%

TOTAL DENMARK		80,259,874	2.7%

FINLAND — (1.5%)
Other Securities		47,080,906	1.6%

FRANCE — (7.6%)
BNP Paribas SA	106,510	6,124,751	0.2%
Bouygues SA	195,376	6,873,134	0.2%
Carrefour SA	386,622	6,778,048	0.2%
Cie de Saint-Gobain SA	139,932	7,617,081	0.3%
Cie Generale des Etablissements Michelin SCA	286,751	8,518,928	0.3%
Orange SA	1,286,762	15,134,948	0.5%
TotalEnergies SE	402,956	26,940,628	0.9%
Other Securities		159,050,329	5.2%

TOTAL FRANCE		237,037,847	7.8%

GERMANY — (5.9%)
Deutsche Telekom AG	252,721	5,484,972	0.2%
Heidelberg Materials AG	74,417	5,402,178	0.2%
Mercedes-Benz Group AG	136,636	8,038,877	0.3%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$165,690,750	5.4%

TOTAL GERMANY		184,616,777	6.1%

HONG KONG — (1.8%)
Other Securities		57,047,217	1.9%

IRELAND — (0.6%)
Bank of Ireland Group PLC	648,419	5,810,945	0.2%
Other Securities		13,075,973	0.4%

TOTAL IRELAND		18,886,918	0.6%

ISRAEL — (0.7%)
Other Securities		21,475,456	0.7%

ITALY — (2.9%)
Banco BPM SpA	1,560,523	7,984,162	0.3%
UniCredit SpA	284,351	7,128,562	0.2%
Other Securities		74,188,938	2.5%

TOTAL ITALY		89,301,662	3.0%

JAPAN — (23.5%)
ENEOS Holdings, Inc.	1,492,170	5,529,111	0.2%
Mitsubishi UFJ Financial Group, Inc.	1,117,000	9,370,677	0.3%
Toyota Motor Corp.	430,090	7,523,882	0.3%
Other Securities		708,842,528	23.3%

TOTAL JAPAN		731,266,198	24.1%

NETHERLANDS — (3.1%)
Aegon Ltd.	1,301,517	6,329,625	0.2%
ASR Nederland NV	149,446	5,577,095	0.2%
Koninklijke Ahold Delhaize NV	320,272	9,483,826	0.3%
Other Securities		75,458,349	2.5%

TOTAL NETHERLANDS		96,848,895	3.2%

NEW ZEALAND — (0.3%)
Other Securities		9,741,002	0.3%

NORWAY — (1.0%)
Other Securities		30,305,247	1.0%

PORTUGAL — (0.4%)
Other Securities		11,646,792	0.4%

SINGAPORE — (1.0%)
Other Securities		31,129,326	1.0%

SPAIN — (2.4%)
# Banco Bilbao Vizcaya Argentaria SA	799,462	6,289,551	0.2%
Banco de Sabadell SA	4,529,703	5,632,204	0.2%
Repsol SA	825,552	12,087,854	0.4%
Other Securities		50,281,741	1.7%

TOTAL SPAIN		74,291,350	2.5%

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.4%)
Other Securities		$73,808,431	2.4%

SWITZERLAND — (7.6%)
Adecco Group AG	140,796	5,328,220	0.2%
Holcim AG	86,588	5,353,542	0.2%
Julius Baer Group Ltd.	127,245	7,540,754	0.3%
Nestle SA	110,413	11,906,797	0.4%
Novartis AG, Sponsored ADR	111,168	10,403,101	0.4%
Swiss Life Holding AG	9,631	6,185,804	0.2%
Swiss Prime Site AG	56,955	5,293,848	0.2%
Swiss Re AG	66,165	7,229,372	0.2%
Swisscom AG	14,984	8,978,245	0.3%
Zurich Insurance Group AG	14,535	6,904,016	0.2%
Other Securities		160,613,373	5.2%

TOTAL SWITZERLAND		235,737,072	7.8%

UNITED KINGDOM — (11.7%)
3i Group PLC	228,043	5,376,701	0.2%
BP PLC	1,487,940	9,085,381	0.3%
Centrica PLC	3,085,043	5,905,686	0.2%
# HSBC Holdings PLC, Sponsored ADR	320,826	11,655,609	0.4%
# Shell PLC, ADR	408,572	26,614,380	0.9%
Vodafone Group PLC	6,192,920	5,700,816	0.2%
Other Securities		300,453,870	9.8%

TOTAL UNITED KINGDOM		364,792,443	12.0%

UNITED STATES — (0.4%)
# CRH PLC	97,737	5,235,771	0.2%
Other Securities		6,272,537	0.2%

TOTAL UNITED STATES		11,508,308	0.4%

TOTAL COMMON STOCKS		2,973,344,082	98.1%

PREFERRED STOCKS — (0.3%)

GERMANY — (0.3%)
Other Securities		10,777,032	0.3%

RIGHTS/WARRANTS — (0.0%)

CANADA — (0.0%)
Other Securities		45,123	0.0%

FINLAND — (0.0%)
Other Security		70,751	0.0%

SPAIN — (0.0%)
Other Security		39,533	0.0%

TOTAL RIGHTS/WARRANTS		155,407	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,577,515,830)		2,984,276,521

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets‡
SECURITIES LENDING COLLATERAL — (4.0%)
@§ The DFA Short Term Investment Fund	10,683,782	$123,579,302	4.1%

TOTAL INVESTMENTS—(100.0%) (Cost $2,701,095,658)		$3,107,855,823	102.5%

As of October 31, 2023, International Vector Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	115	12/15/23	$24,536,246	$24,220,437	$(315,809)

Total Futures Contracts			$24,536,246	$24,220,437	$(315,809)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$4,266,518	$183,713,315	$41,573	$188,021,406
Austria	70,438	18,178,815	—	18,249,253
Belgium	1,640,655	41,430,372	—	43,071,027
Canada	315,044,005	915,396	—	315,959,401
China	1,035,549	225,725	—	1,261,274
Denmark	—	80,259,874	—	80,259,874
Finland	198,596	46,882,310	—	47,080,906
France	380,347	236,657,500	—	237,037,847
Germany	5,178,654	179,438,123	—	184,616,777
Hong Kong	—	57,010,455	36,762	57,047,217
Ireland	—	18,886,918	—	18,886,918
Israel	1,486,415	19,989,041	—	21,475,456
Italy	2,672,700	86,628,962	—	89,301,662
Japan	10,458,109	720,808,089	—	731,266,198
Netherlands	9,645,366	87,203,529	—	96,848,895
New Zealand	9,480	9,731,522	—	9,741,002
Norway	240,656	30,064,591	—	30,305,247
Portugal	—	11,646,792	—	11,646,792
Singapore	—	31,031,070	98,256	31,129,326
Spain	2,085,956	72,205,394	—	74,291,350
Sweden	43,582	73,764,849	—	73,808,431
Switzerland	21,789,672	213,947,400	—	235,737,072
United Kingdom	61,353,507	303,263,969	174,967	364,792,443
United States	8,843,931	2,664,377	—	11,508,308
Preferred Stocks
Germany	—	10,777,032	—	10,777,032
Rights/Warrants
Canada	—	45,123	—	45,123
Finland	—	70,751	—	70,751
Spain	—	39,533	—	39,533

INTERNATIONAL VECTOR EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Securities Lending Collateral	—	$123,579,302	—		$123,579,302
Futures Contracts**	$(315,809)	—	—		(315,809)

TOTAL	$446,128,327	$2,661,060,129	$351,558	^	$3,107,540,014

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (94.7%)
AUSTRALIA — (6.8%)
BHP Group Ltd., Class DI	172,250	$4,875,962	0.3%
BHP Group Ltd., Class DI	242,244	6,888,152	0.5%
# BHP Group Ltd., Sponsored ADR	439,796	25,094,760	1.7%
Rio Tinto Ltd.	99,892	7,461,740	0.5%
Wesfarmers Ltd.	227,826	7,330,032	0.5%
Other Securities		52,049,439	3.5%

TOTAL AUSTRALIA		103,700,085	7.0%

AUSTRIA — (0.2%)
Other Securities		2,856,642	0.2%

BELGIUM — (0.4%)
Other Securities		6,569,524	0.4%

CANADA — (10.2%)
Alimentation Couche-Tard, Inc.	171,094	9,313,781	0.6%
Canadian National Railway Co.	66,754	7,063,144	0.5%
# Canadian Natural Resources Ltd.	267,321	16,982,903	1.2%
Constellation Software, Inc.	4,241	8,501,909	0.6%
Suncor Energy, Inc.	311,402	10,089,425	0.7%
Other Securities		103,793,642	7.0%

TOTAL CANADA		155,744,804	10.6%

DENMARK — (4.3%)
Novo Nordisk AS, Class B	635,624	61,322,593	4.2%
Other Securities		4,675,169	0.3%

TOTAL DENMARK		65,997,762	4.5%

FINLAND — (0.9%)
Other Securities		14,568,170	1.0%

FRANCE — (10.0%)
Airbus SE	131,359	17,612,108	1.2%
Hermes International SCA	6,104	11,388,996	0.8%
Kering SA	19,489	7,926,206	0.5%
LVMH Moet Hennessy Louis Vuitton SE	69,704	49,903,208	3.4%
Orange SA	727,420	8,555,944	0.6%
TotalEnergies SE	577,019	38,578,044	2.6%
Other Securities		19,009,318	1.3%

TOTAL FRANCE		152,973,824	10.4%

GERMANY — (5.4%)
Bayer AG	221,721	9,580,245	0.6%
Deutsche Post AG	219,519	8,570,788	0.6%
Deutsche Telekom AG	866,133	18,798,260	1.3%
Mercedes-Benz Group AG	155,191	9,130,546	0.6%
Other Securities		37,056,029	2.5%

TOTAL GERMANY		83,135,868	5.6%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
HONG KONG — (1.8%)
Hong Kong Exchanges & Clearing Ltd.	247,037	$8,642,007	0.6%
Other Securities		19,302,594	1.3%

TOTAL HONG KONG		27,944,601	1.9%

IRELAND — (0.3%)
Other Securities		5,260,891	0.4%

ISRAEL — (0.4%)
Other Securities		6,583,165	0.4%

ITALY — (2.3%)
Eni SpA	673,128	11,004,071	0.7%
Stellantis NV	502,557	9,388,942	0.6%
Other Securities		14,280,741	1.0%

TOTAL ITALY		34,673,754	2.3%

JAPAN — (20.0%)
Fast Retailing Co. Ltd.	32,300	7,151,104	0.5%
Hitachi Ltd.	251,700	15,954,402	1.1%
KDDI Corp.	445,500	13,327,010	0.9%
Nintendo Co. Ltd.	220,400	9,105,698	0.6%
Recruit Holdings Co. Ltd.	267,200	7,661,345	0.5%
Shin-Etsu Chemical Co. Ltd.	348,500	10,421,323	0.7%
SoftBank Corp.	652,400	7,376,594	0.5%
Sony Group Corp.	328,700	27,327,738	1.9%
Tokyo Electron Ltd.	80,300	10,610,654	0.7%
Other Securities		197,402,332	13.4%

TOTAL JAPAN		306,338,200	20.8%

NETHERLANDS — (3.7%)
ASML Holding NV	25,123	15,101,949	1.1%
ASML Holding NV	64,482	38,612,467	2.6%
Other Securities		3,080,618	0.2%

TOTAL NETHERLANDS		56,795,034	3.9%

NEW ZEALAND — (0.3%)
Other Securities		4,642,862	0.3%

NORWAY — (0.7%)
# Equinor ASA	260,740	8,740,838	0.6%
Other Securities		2,603,673	0.2%

TOTAL NORWAY		11,344,511	0.8%

PORTUGAL — (0.2%)
Other Securities		2,498,201	0.2%

SINGAPORE — (1.1%)
DBS Group Holdings Ltd.	386,358	9,281,600	0.6%
Other Securities		7,341,417	0.5%

TOTAL SINGAPORE		16,623,017	1.1%

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SPAIN — (2.2%)
Repsol SA	533,466	$7,811,088	0.5%
Telefonica SA	2,154,747	8,323,004	0.6%
Other Securities		17,066,692	1.2%

TOTAL SPAIN		33,200,784	2.3%

SWEDEN — (2.4%)
Atlas Copco AB, Class A	569,233	7,371,008	0.5%
Volvo AB, Class B	410,093	8,126,071	0.6%
Other Securities		21,904,027	1.4%

TOTAL SWEDEN		37,401,106	2.5%

SWITZERLAND — (8.0%)
Nestle SA	354,369	38,214,702	2.6%
Partners Group Holding AG	7,501	7,942,536	0.5%
Roche Holding AG	7,170	1,953,904	0.1%
Roche Holding AG	167,805	43,244,953	2.9%
Other Securities		32,081,921	2.3%

TOTAL SWITZERLAND		123,438,016	8.4%

UNITED KINGDOM — (12.7%)
Ashtead Group PLC	224,550	12,878,489	0.9%
BP PLC	165,519	1,010,661	0.1%
BP PLC, Sponsored ADR	690,754	25,267,781	1.7%
Diageo PLC	80,730	3,052,884	0.2%
# Diageo PLC, Sponsored ADR	100,847	15,480,014	1.1%
Glencore PLC	1,426,588	7,556,385	0.5%
GSK PLC	1,144,717	20,406,593	1.4%
Imperial Brands PLC	492,449	10,491,213	0.7%
# RELX PLC, Sponsored ADR	334,644	11,662,343	0.8%
Unilever PLC	48,760	2,309,304	0.2%
Unilever PLC	62,170	2,940,909	0.2%
Unilever PLC, Sponsored ADR	520,618	24,651,262	1.7%
Other Securities		56,990,477	3.7%

TOTAL UNITED KINGDOM		194,698,315	13.2%

UNITED STATES — (0.4%)
Other Securities		5,817,891	0.4%

TOTAL COMMON STOCKS		1,452,807,027	98.6%

PREFERRED STOCKS — (0.4%)
GERMANY — (0.4%)
Other Securities		5,510,100	0.4%

TOTAL INVESTMENT SECURITIES (Cost $1,300,906,202)		1,458,317,127

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Shares	Value†	Percentage of Net Assets
SECURITIES LENDING COLLATERAL — (4.9%)
@§ The DFA Short Term Investment Fund	6,479,594	$74,949,469	5.1%

TOTAL INVESTMENTS—(100.0%) (Cost $1,375,856,529)		$1,533,266,596	104.1%

As of October 31, 2023, International High Relative Profitability Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	34	12/15/23	$7,264,582	$7,160,825	$(103,757)

Total Futures Contracts			$7,264,582	$7,160,825	$(103,757)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$25,094,760	$78,605,325	—	$103,700,085
Austria	—	2,856,642	—	2,856,642
Belgium	—	6,569,524	—	6,569,524
Canada	155,744,804	—	—	155,744,804
Denmark	—	65,997,762	—	65,997,762
Finland	81,241	14,486,929	—	14,568,170
France	2,370,674	150,603,150	—	152,973,824
Germany	—	83,135,868	—	83,135,868
Hong Kong	—	27,944,601	—	27,944,601
Ireland	—	5,260,891	—	5,260,891
Israel	351,769	6,231,396	—	6,583,165
Italy	5,502,819	29,170,935	—	34,673,754
Japan	—	306,338,200	—	306,338,200
Netherlands	38,612,467	18,182,567	—	56,795,034
New Zealand	—	4,642,862	—	4,642,862
Norway	—	11,344,511	—	11,344,511
Portugal	—	2,498,201	—	2,498,201
Singapore	—	16,623,017	—	16,623,017
Spain	—	33,200,784	—	33,200,784
Sweden	—	37,401,106	—	37,401,106
Switzerland	—	123,438,016	—	123,438,016
United Kingdom	77,599,990	117,098,325	—	194,698,315
United States	4,511,237	1,306,654	—	5,817,891

INTERNATIONAL HIGH RELATIVE PROFITABILITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Preferred Stocks
Germany	—	$5,510,100	—	$5,510,100
Securities Lending Collateral	—	74,949,469	—	74,949,469
Futures Contracts**	$(103,757)	—	—	(103,757)

TOTAL	$309,766,004	$1,223,396,835	—	$1,533,162,839

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

WORLD EX U.S. VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company		$145,779,620
Investment in Dimensional Emerging Markets Value Fund		74,441,281
Investment in DFA International Small Cap Value Portfolio of DFA Investment Dimensions Group Inc.	1,097,363	21,069,372

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $215,999,015)		$241,290,273

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$241,290,273	—	—	$241,290,273

TOTAL	$241,290,273	—	—	$241,290,273

See accompanying Notes to Financial Statements.

WORLD EX U.S. CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (96.5%)
AUSTRALIA — (4.3%)
BHP Group Ltd., Class DI	352,621	$9,981,808	0.3%
# BHP Group Ltd., Sponsored ADR	100,755	5,749,080	0.2%
Commonwealth Bank of Australia	87,813	5,401,891	0.2%
Other Securities		126,429,131	3.7%

TOTAL AUSTRALIA		147,561,910	4.4%

AUSTRIA — (0.3%)
Other Securities		11,382,572	0.3%

BELGIUM — (0.7%)
Other Securities		25,149,207	0.8%

BRAZIL — (1.3%)
Petroleo Brasileiro SA	683,823	5,132,318	0.2%
Vale SA	426,531	5,837,385	0.2%
Other Securities		34,515,838	1.0%

TOTAL BRAZIL		45,485,541	1.4%

CANADA — (7.1%)
Bank of Montreal	69,809	5,274,070	0.2%
# Canadian Natural Resources Ltd.	126,222	8,018,884	0.3%
Royal Bank of Canada	97,598	7,796,128	0.3%
Suncor Energy, Inc.	165,422	5,359,673	0.2%
Other Securities		216,007,302	6.3%

TOTAL CANADA		242,456,057	7.3%

CAYMAN ISLANDS — (0.0%)
Other Securities		31,710	0.0%

CHILE — (0.2%)
Other Securities		5,067,741	0.2%

CHINA — (7.4%)
* Alibaba Group Holding Ltd.	1,328,600	13,678,034	0.4%
Tencent Holdings Ltd.	466,800	17,275,675	0.5%
Other Securities		219,990,072	6.6%

TOTAL CHINA		250,943,781	7.5%

COLOMBIA — (0.0%)
Other Securities		1,172,600	0.0%

CZECH REPUBLIC — (0.1%)
Other Securities		1,383,721	0.0%

DENMARK — (2.0%)
Novo Nordisk AS, Class B	284,320	27,430,115	0.8%
Other Securities		40,445,517	1.2%

TOTAL DENMARK		67,875,632	2.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
EGYPT — (0.0%)
Other Securities		$143,822	0.0%

FINLAND — (1.0%)
Other Securities		32,916,445	1.0%

FRANCE — (5.5%)
L’Oreal SA	12,762	5,364,257	0.2%
LVMH Moet Hennessy Louis Vuitton SE	21,810	15,614,441	0.5%
Orange SA	550,622	6,476,439	0.2%
TotalEnergies SE	367,675	24,581,829	0.7%
Other Securities		135,908,305	4.0%

TOTAL FRANCE		187,945,271	5.6%

GERMANY — (4.3%)
Allianz SE	22,625	5,299,736	0.2%
Bayer AG	137,650	5,947,658	0.2%
Deutsche Telekom AG	482,206	10,465,637	0.3%
Mercedes-Benz Group AG	127,944	7,527,489	0.2%
Siemens AG	49,125	6,518,831	0.2%
Other Securities		109,454,005	3.2%

TOTAL GERMANY		145,213,356	4.3%

GREECE — (0.1%)
Other Securities		4,439,319	0.1%

HONG KONG — (1.3%)
AIA Group Ltd.	833,400	7,237,081	0.2%
Other Securities		36,601,244	1.1%

TOTAL HONG KONG		43,838,325	1.3%

HUNGARY — (0.1%)
Other Securities		2,111,066	0.1%

INDIA — (6.1%)
HDFC Bank Ltd.	397,404	7,044,583	0.2%
Reliance Industries Ltd.	235,961	6,491,523	0.2%
Other Securities		192,828,823	5.8%

TOTAL INDIA		206,364,929	6.2%

INDONESIA — (0.6%)
Other Securities		19,783,492	0.6%

IRELAND — (0.4%)
Other Securities		13,292,186	0.4%

ISRAEL — (0.5%)
Other Securities		17,440,765	0.5%

ITALY — (1.9%)
Eni SpA	388,066	6,343,973	0.2%
Stellantis NV	453,110	8,465,157	0.3%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
ITALY — (Continued)
Other Securities		$50,166,751	1.5%

TOTAL ITALY		64,975,881	2.0%

JAPAN — (15.2%)
Hitachi Ltd.	99,000	6,275,271	0.2%
Mitsubishi UFJ Financial Group, Inc.	682,400	5,724,754	0.2%
Sony Group Corp.	104,000	8,646,440	0.3%
Toyota Motor Corp.	699,515	12,237,133	0.4%
Other Securities		484,402,569	14.4%

TOTAL JAPAN		517,286,167	15.5%

KUWAIT — (0.1%)
Other Securities		2,884,093	0.1%

MALAYSIA — (0.5%)
Other Securities		17,103,293	0.5%

MEXICO — (0.8%)
Other Securities		25,912,680	0.8%

NETHERLANDS — (2.1%)
ASML Holding NV	20,610	12,341,474	0.4%
Koninklijke Ahold Delhaize NV	172,524	5,108,736	0.2%
Other Securities		52,919,867	1.5%

TOTAL NETHERLANDS		70,370,077	2.1%

NEW ZEALAND — (0.2%)
Other Securities		7,483,882	0.2%

NORWAY — (0.6%)
Other Securities		21,365,687	0.6%

PERU — (0.0%)
Other Securities		259,374	0.0%

PHILIPPINES — (0.2%)
Other Securities		7,250,374	0.2%

POLAND — (0.4%)
Other Securities		11,957,065	0.4%

PORTUGAL — (0.2%)
Other Securities		7,208,715	0.2%

QATAR — (0.3%)
Other Securities		9,087,126	0.3%

SAUDI ARABIA — (1.0%)
Other Securities		33,397,215	1.0%

SINGAPORE — (0.7%)
Other Securities		24,286,205	0.7%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (1.0%)
Other Securities		$33,970,953	1.0%

SOUTH KOREA — (3.9%)
Samsung Electronics Co. Ltd.	634,262	31,570,314	1.0%
SK Hynix, Inc.	63,451	5,510,218	0.2%
Other Securities		96,059,849	2.8%

TOTAL SOUTH KOREA		133,140,381	4.0%

SPAIN — (1.6%)
# Banco Bilbao Vizcaya Argentaria SA	764,346	6,013,283	0.2%
Repsol SA	395,910	5,796,973	0.2%
Other Securities		43,801,038	1.3%

TOTAL SPAIN		55,611,294	1.7%

SWEDEN — (1.7%)
Other Securities		57,252,527	1.7%

SWITZERLAND — (5.1%)
Nestle SA	181,701	19,594,404	0.6%
Novartis AG	88,289	8,265,577	0.3%
Novartis AG, Sponsored ADR	59,410	5,559,588	0.2%
Roche Holding AG	58,789	15,150,488	0.5%
Zurich Insurance Group AG	10,865	5,160,794	0.2%
Other Securities		120,311,747	3.4%

TOTAL SWITZERLAND		174,042,598	5.2%

TAIWAN — (5.5%)
Taiwan Semiconductor Manufacturing Co. Ltd.	1,170,000	19,109,032	0.6%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	129,369	11,165,838	0.4%
Other Securities		156,457,046	4.6%

TOTAL TAIWAN		186,731,916	5.6%

THAILAND — (0.6%)
Other Securities		20,662,418	0.6%

TURKEY — (0.3%)
Other Securities		11,007,932	0.3%

UNITED ARAB EMIRATES — (0.5%)
Other Securities		18,100,747	0.5%

UNITED KINGDOM — (8.4%)
AstraZeneca PLC, Sponsored ADR	92,295	5,835,813	0.2%
BP PLC, Sponsored ADR	396,055	14,487,692	0.4%
Glencore PLC	1,575,387	8,344,547	0.3%
# HSBC Holdings PLC, Sponsored ADR	230,666	8,380,096	0.3%
# Shell PLC, ADR	433,805	28,258,058	0.9%
Other Securities		220,970,163	6.5%

TOTAL UNITED KINGDOM		286,276,369	8.6%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UNITED STATES — (0.4%)
CRH PLC	154,276	$8,264,565	0.2%
Other Securities		5,195,411	0.2%

TOTAL UNITED STATES		13,459,976	0.4%

TOTAL COMMON STOCKS		3,283,084,393	98.2%

PREFERRED STOCKS — (0.6%)
BRAZIL — (0.3%)
Petroleo Brasileiro SA , 10.467%	801,184	5,520,530	0.2%
Other Securities		6,466,952	0.2%

TOTAL BRAZIL		11,987,482	0.4%

CHILE — (0.0%)
Other Security		177,271	0.0%

COLOMBIA — (0.0%)
Other Securities		45,247	0.0%

GERMANY — (0.3%)
Other Securities		9,653,864	0.3%

INDIA — (0.0%)
Other Securities		24,032	0.0%

PHILIPPINES — (0.0%)
Other Security		30,882	0.0%

TOTAL PREFERRED STOCKS		21,918,778	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		1,718	0.0%

FINLAND — (0.0%)
Other Security		23,672	0.0%

KUWAIT — (0.0%)
Other Security		410	0.0%

SOUTH KOREA — (0.0%)
Other Securities		5,851	0.0%

SPAIN — (0.0%)
Other Security		27,169	0.0%

TAIWAN — (0.0%)
Other Securities		4,736	0.0%

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (0.0%)
Other Securities		$1,027	0.0%

TOTAL RIGHTS/WARRANTS		64,583	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,998,790,394)		3,305,067,754

		Value†
SECURITIES LENDING COLLATERAL — (2.9%)
@§ The DFA Short Term Investment Fund	8,451,033	97,753,098	2.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,096,544,170)		$3,402,820,852	101.8%

As of October 31, 2023, World ex U.S. Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	132	12/15/23	$28,991,714	$27,800,850	$(1,190,864)

Total Futures Contracts			$28,991,714	$27,800,850	$(1,190,864)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$6,648,688	$140,898,881	$14,341	$147,561,910
Austria	45,552	11,337,020	—	11,382,572
Belgium	483,165	24,666,042	—	25,149,207
Brazil	45,062,532	423,009	—	45,485,541
Canada	241,811,421	644,636	—	242,456,057
Cayman Islands	—	31,710	—	31,710
Chile	636,796	4,430,945	—	5,067,741
China	15,930,153	234,306,976	706,652	250,943,781
Colombia	1,139,640	32,960	—	1,172,600
Czech Republic	—	1,383,721	—	1,383,721
Denmark	—	67,875,632	—	67,875,632
Egypt	67,033	76,789	—	143,822
Finland	536,914	32,379,531	—	32,916,445
France	1,002,867	186,942,404	—	187,945,271
Germany	1,020,046	144,193,310	—	145,213,356
Greece	52,572	4,386,747	—	4,439,319
Hong Kong	26,004	43,787,374	24,947	43,838,325
Hungary	—	2,111,066	—	2,111,066
India	4,057,570	202,180,335	127,024	206,364,929
Indonesia	139,564	19,590,792	53,136	19,783,492
Ireland	—	13,292,186	—	13,292,186
Israel	1,267,742	16,173,023	—	17,440,765

WORLD EX U.S. CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Italy	$96,007	$64,879,874	—		$64,975,881
Japan	1,671,544	515,614,623	—		517,286,167
Kuwait	2,332,510	551,583	—		2,884,093
Malaysia	—	17,103,293	—		17,103,293
Mexico	25,858,151	54,529	—		25,912,680
Netherlands	14,326,625	56,043,452	—		70,370,077
New Zealand	—	7,483,882	—		7,483,882
Norway	147,378	21,218,309	—		21,365,687
Peru	259,374	—	—		259,374
Philippines	18,307	7,200,212	$31,855		7,250,374
Poland	—	11,957,065	—		11,957,065
Portugal	—	7,208,715	—		7,208,715
Qatar	—	9,087,126	—		9,087,126
Saudi Arabia	32,354	33,364,861	—		33,397,215
Singapore	—	24,261,765	24,440		24,286,205
South Africa	1,923,236	32,047,717	—		33,970,953
South Korea	716,760	132,261,303	162,318		133,140,381
Spain	750,037	54,861,257	—		55,611,294
Sweden	16,206	57,236,321	—		57,252,527
Switzerland	14,229,994	159,812,604	—		174,042,598
Taiwan	11,325,428	175,402,310	4,178		186,731,916
Thailand	19,342,793	1,319,625	—		20,662,418
Turkey	—	11,007,932	—		11,007,932
United Arab Emirates	—	18,100,747	—		18,100,747
United Kingdom	80,955,985	205,254,804	65,580		286,276,369
United States	9,906,991	3,552,985	—		13,459,976
Preferred Stocks
Brazil	11,959,448	28,034	—		11,987,482
Chile	—	177,271	—		177,271
Colombia	45,247	—	—		45,247
Germany	—	9,653,864	—		9,653,864
India	—	24,032	—		24,032
Philippines	—	30,882	—		30,882
Rights/Warrants
Brazil	—	1,718	—		1,718
Finland	—	23,672	—		23,672
Kuwait	—	410	—		410
South Korea	—	5,851	—		5,851
Spain	—	27,169	—		27,169
Taiwan	—	4,736	—		4,736
Thailand	—	1,027	—		1,027
Securities Lending Collateral	—	97,753,098	—		97,753,098
Futures Contracts**	(1,190,864)	—	—		(1,190,864)

TOTAL	$514,651,770	$2,885,763,747	$1,214,471	^	$3,401,629,988

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD EX U.S. TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
AUSTRALIA — (4.8%)
Other Securities		$31,227,061	4.9%

AUSTRIA — (0.5%)
Other Securities		3,460,971	0.5%

BELGIUM — (1.1%)
Ageas SA	52,470	2,015,521	0.3%
Other Securities		4,803,318	0.8%

TOTAL BELGIUM		6,818,839	1.1%

BRAZIL — (1.2%)
Other Securities		7,564,209	1.2%

CANADA — (7.8%)
Alamos Gold, Inc., Class A	106,245	1,315,469	0.2%
AltaGas Ltd.	73,260	1,360,864	0.2%
# ARC Resources Ltd.	157,602	2,535,496	0.4%
iA Financial Corp., Inc.	29,944	1,742,334	0.3%
* MEG Energy Corp.	78,509	1,551,214	0.3%
West Fraser Timber Co. Ltd.	19,494	1,315,625	0.2%
Whitecap Resources, Inc.	162,842	1,257,641	0.2%
Other Securities		39,392,259	6.1%

TOTAL CANADA		50,470,902	7.9%

CHILE — (0.1%)
Other Securities		725,807	0.1%

CHINA — (6.2%)
Lenovo Group Ltd.	1,174,000	1,366,220	0.2%
Other Securities		38,507,090	6.1%

TOTAL CHINA		39,873,310	6.3%

COLOMBIA — (0.0%)
Other Securities		128,822	0.0%

DENMARK — (2.0%)
* Jyske Bank AS	18,173	1,280,731	0.2%
Other Securities		11,272,221	1.8%

TOTAL DENMARK		12,552,952	2.0%

FINLAND — (1.7%)
Stora Enso OYJ, Class R	124,293	1,493,802	0.2%
Wartsila OYJ Abp	106,918	1,275,910	0.2%
Other Securities		8,050,525	1.3%

TOTAL FINLAND		10,820,237	1.7%

FRANCE — (3.9%)
Arkema SA	14,561	1,364,406	0.2%
Bouygues SA	51,932	1,826,916	0.3%
Eiffage SA	20,030	1,817,734	0.3%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
FRANCE — (Continued)
Renault SA	55,113	$1,933,596	0.3%
Vivendi SE	175,700	1,575,589	0.3%
Other Securities		16,711,494	2.6%

TOTAL FRANCE		25,229,735	4.0%

GERMANY — (5.0%)
Brenntag SE	22,859	1,699,832	0.3%
Commerzbank AG	222,735	2,402,321	0.4%
Continental AG	27,863	1,819,146	0.3%
*Ω Covestro AG	52,882	2,679,117	0.4%
Fresenius Medical Care AG & Co. KGaA	47,923	1,592,297	0.3%
Heidelberg Materials AG	37,946	2,754,627	0.4%
Other Securities		19,342,913	3.0%

TOTAL GERMANY		32,290,253	5.1%

GREECE — (0.1%)
Other Securities		725,653	0.1%

HONG KONG — (1.4%)
Other Securities		8,935,371	1.4%

HUNGARY — (0.0%)
Other Securities		237,153	0.0%

INDIA — (5.9%)
Other Securities		38,235,351	6.0%

INDONESIA — (0.6%)
Other Securities		3,676,304	0.6%

IRELAND — (0.8%)
AIB Group PLC	320,177	1,390,056	0.2%
Bank of Ireland Group PLC	330,642	2,963,117	0.5%
Other Securities		777,167	0.1%

TOTAL IRELAND		5,130,340	0.8%

ISRAEL — (0.6%)
Other Securities		3,542,654	0.6%

ITALY — (2.8%)
Banco BPM SpA	394,306	2,017,404	0.3%
Leonardo SpA	105,578	1,595,546	0.3%
# Mediobanca Banca di Credito Finanziario SpA	144,530	1,726,475	0.3%
Other Securities		12,435,380	1.9%

TOTAL ITALY		17,774,805	2.8%

JAPAN — (17.0%)
Fukuoka Financial Group, Inc.	56,560	1,495,092	0.3%
Other Securities		108,279,097	16.9%

TOTAL JAPAN		109,774,189	17.2%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
KUWAIT — (0.2%)
Other Securities		$1,051,336	0.2%

MALAYSIA — (0.5%)
Other Securities		3,467,110	0.5%

MEXICO — (0.7%)
Other Securities		4,330,464	0.7%

NETHERLANDS — (2.0%)
Ω ABN AMRO Bank NV, GDR	112,128	1,510,208	0.2%
Aegon Ltd.	419,896	2,042,066	0.3%
ASR Nederland NV	41,960	1,565,883	0.3%
NN Group NV	43,448	1,393,481	0.2%
Other Securities		6,373,909	1.0%

TOTAL NETHERLANDS		12,885,547	2.0%

NEW ZEALAND — (0.2%)
Other Securities		1,535,150	0.2%

NORWAY — (0.6%)
Other Securities		4,145,993	0.7%

PHILIPPINES — (0.2%)
Other Securities		1,136,319	0.2%

POLAND — (0.3%)
Other Securities		1,856,674	0.3%

PORTUGAL — (0.3%)
Other Securities		2,101,975	0.3%

QATAR — (0.2%)
Other Securities		1,533,751	0.2%

SAUDI ARABIA — (1.2%)
Other Securities		7,565,399	1.2%

SINGAPORE — (0.8%)
Other Securities		4,946,538	0.8%

SOUTH AFRICA — (0.7%)
Other Securities		4,647,180	0.7%

SOUTH KOREA — (3.5%)
Other Securities		22,504,970	3.5%

SPAIN — (1.4%)
Banco de Sabadell SA	1,583,992	1,969,526	0.3%
Other Securities		6,774,349	1.1%

TOTAL SPAIN		8,743,875	1.4%

SWEDEN — (1.7%)
Other Securities		10,897,088	1.7%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (4.2%)
Adecco Group AG	44,732	$1,692,817	0.3%
Baloise Holding AG	13,844	1,987,802	0.3%
Helvetia Holding AG	9,919	1,333,449	0.2%
Julius Baer Group Ltd.	23,207	1,375,286	0.2%
Swatch Group AG	7,058	1,806,678	0.3%
Swiss Prime Site AG	16,975	1,577,791	0.3%
Other Securities		17,048,515	2.6%

TOTAL SWITZERLAND		26,822,338	4.2%

TAIWAN — (4.9%)
Other Securities		31,355,937	4.9%

THAILAND — (0.5%)
Other Securities		3,531,841	0.6%

TURKEY — (0.3%)
Other Securities		1,999,990	0.3%

UNITED ARAB EMIRATES — (0.6%)
Emaar Properties PJSC	1,185,965	2,160,572	0.4%
Other Securities		1,737,151	0.2%

TOTAL UNITED ARAB EMIRATES		3,897,723	0.6%

UNITED KINGDOM — (9.6%)
Barratt Developments PLC	299,113	1,508,485	0.3%
Centrica PLC	1,480,134	2,833,415	0.5%
DS Smith PLC	416,595	1,444,946	0.2%
J Sainsbury PLC	531,830	1,663,999	0.3%
Kingfisher PLC	587,635	1,500,535	0.2%
* Marks & Spencer Group PLC	582,476	1,538,076	0.3%
Melrose Industries PLC	341,366	1,943,662	0.3%
Mondi PLC	131,945	2,134,276	0.3%
Taylor Wimpey PLC	1,024,526	1,383,768	0.2%
Other Securities		45,648,568	7.1%

TOTAL UNITED KINGDOM		61,599,730	9.7%

UNITED STATES — (0.0%)
Other Securities		114,385	0.0%

TOTAL COMMON STOCKS		631,866,231	99.2%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
Other Securities		967,328	0.1%

GERMANY — (0.3%)
Other Securities		1,623,832	0.3%

INDIA — (0.0%)
Other Securities		17,125	0.0%

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
PHILIPPINES — (0.0%)
Other Security		$12,615	0.0%

TOTAL PREFERRED STOCKS		2,620,900	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		146	0.0%

KUWAIT — (0.0%)
Other Security		293	0.0%

SOUTH KOREA — (0.0%)
Other Security		1,499	0.0%

TAIWAN — (0.0%)
Other Securities		2,506	0.0%

THAILAND — (0.0%)
Other Securities		811	0.0%

TOTAL RIGHTS/WARRANTS		5,255	0.0%

TOTAL INVESTMENT SECURITIES (Cost $637,761,435)		634,492,386

		Value†
SECURITIES LENDING COLLATERAL — (1.5%)
@§ The DFA Short Term Investment Fund	823,567	9,526,204	1.5%

TOTAL INVESTMENTS—(100.0%) (Cost $647,287,728)		$644,018,590	101.1%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$31,216,487	$10,574	$31,227,061
Austria	$46,920	3,414,051	—	3,460,971
Belgium	—	6,818,839	—	6,818,839
Brazil	7,337,414	226,795	—	7,564,209
Canada	50,464,305	6,597	—	50,470,902
Chile	—	725,807	—	725,807
China	807,358	38,676,919	389,033	39,873,310
Colombia	128,822	—	—	128,822
Denmark	—	12,552,952	—	12,552,952
Finland	—	10,820,237	—	10,820,237
France	—	25,229,735	—	25,229,735
Germany	75,405	32,214,848	—	32,290,253
Greece	—	725,653	—	725,653
Hong Kong	—	8,928,255	7,116	8,935,371
Hungary	—	237,153	—	237,153

WORLD EX U.S. TARGETED VALUE PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
India	$163,117	$37,997,862	$74,372		$38,235,351
Indonesia	—	3,665,970	10,334		3,676,304
Ireland	—	5,130,340	—		5,130,340
Israel	133,477	3,409,177	—		3,542,654
Italy	—	17,774,805	—		17,774,805
Japan	34,683	109,739,506	—		109,774,189
Kuwait	895,899	155,437	—		1,051,336
Malaysia	—	3,467,110	—		3,467,110
Mexico	4,305,438	25,026	—		4,330,464
Netherlands	572,539	12,313,008	—		12,885,547
New Zealand	—	1,535,150	—		1,535,150
Norway	—	4,145,993	—		4,145,993
Philippines	—	1,121,729	14,590		1,136,319
Poland	—	1,856,674	—		1,856,674
Portugal	—	2,101,975	—		2,101,975
Qatar	—	1,533,751	—		1,533,751
Saudi Arabia	37,824	7,527,575	—		7,565,399
Singapore	—	4,946,538	—		4,946,538
South Africa	520,345	4,126,835	—		4,647,180
South Korea	—	22,418,892	86,078		22,504,970
Spain	—	8,743,875	—		8,743,875
Sweden	9,947	10,887,141	—		10,897,088
Switzerland	—	26,822,338	—		26,822,338
Taiwan	—	31,333,950	21,987		31,355,937
Thailand	3,403,784	128,057	—		3,531,841
Turkey	—	1,999,990	—		1,999,990
United Arab Emirates	—	3,897,723	—		3,897,723
United Kingdom	224,798	61,285,076	89,856		61,599,730
United States	—	114,385	—		114,385
Preferred Stocks
Brazil	953,400	13,928	—		967,328
Germany	—	1,623,832	—		1,623,832
India	—	17,125	—		17,125
Philippines	—	12,615	—		12,615
Rights/Warrants
Brazil	—	146	—		146
Kuwait	—	293	—		293
South Korea	—	1,499	—		1,499
Taiwan	—	2,506	—		2,506
Thailand	—	811	—		811
Securities Lending Collateral	—	9,526,204	—		9,526,204

TOTAL	$70,115,475	$573,199,175	$703,940	^	$644,018,590

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

WORLD CORE EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	18,477,768	$582,234,460
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	19,596,624	265,142,327
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,432,630	110,391,050

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $703,063,672)		$957,767,837

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.300% (Cost $19,634)	19,634	19,634

TOTAL INVESTMENTS — (100.0%) (Cost $703,083,306)		$957,787,471

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$957,767,837	—	—	$957,767,837
Temporary Cash Investments	19,634	—	—	19,634

TOTAL	$957,787,471	—	—	$957,787,471

See accompanying Notes to Financial Statements.

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	4,993,589	$141,618,192
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	4,893,766	66,212,653
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	2,176,679	44,230,108

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $162,022,421)		$252,060,953

As of October 31, 2023, Selectively Hedged Global Equity Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	533,749	NOK	5,885,000	Citibank, N.A.	11/20/23	$6,650
USD	664,863	SGD	898,000	Citibank, N.A.	11/24/23	8,349
USD	8,996,801	HKD	70,275,000	Barclays Capital	12/15/23	9,404
USD	492,981	ILS	1,870,000	Citibank, N.A.	12/21/23	29,056
USD	3,772,882	AUD	5,918,000	State Street Bank and Trust	01/04/24	10,768
USD	4,010,187	CAD	5,494,000	Barclays Capital	01/05/24	43,629
GBP	348,000	USD	423,143	Citibank, N.A.	01/10/24	82
USD	8,086,150	GBP	6,557,000	State Street Bank and Trust	01/10/24	111,767
USD	13,932,501	JPY	2,058,450,000	State Street Bank and Trust	01/18/24	176,243
USD	1,490,715	SEK	16,415,000	Morgan Stanley and Co. International	01/23/24	14,227
USD	16,365,277	EUR	15,341,000	State Street Bank and Trust	01/23/24	69,243

Total Appreciation						$479,418

SGD	43,000	USD	31,464	Citibank, N.A.	11/24/23	$(27)
HKD	3,388,000	USD	433,387	Societe Generale	12/15/23	(100)
ILS	238,000	USD	60,278	Citibank, N.A.	12/21/23	(1,233)
USD	178,704	NZD	307,000	Citibank, N.A.	01/03/24	(192)
USD	4,491,925	CHF	4,076,000	State Street Bank and Trust	01/03/24	(21,138)
USD	1,667,574	DKK	11,779,000	Bank of America Corp.	01/05/24	(8,709)

Total (Depreciation)						$(31,399)

Total Appreciation (Depreciation)						$448,019

As of October 31, 2023, Selectively Hedged Global Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	15	12/15/23	$3,382,220	$3,159,188	$(223,032)

Total Futures Contracts			$3,382,220	$3,159,188	$(223,032)

SELECTIVELY HEDGED GLOBAL EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Affiliated Investment Companies	$252,060,953	—	—	$252,060,953
Forward Currency Contracts**	—	$448,019	—	448,019
Futures Contracts**	(223,032)	—	—	(223,032)

TOTAL	$251,837,921	$448,019	—	$252,285,940

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

EMERGING MARKETS PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Series of The DFA Investment Trust Company	$4,328,301,659

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$4,328,301,659

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS SMALL CAP PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The Emerging Markets Small Cap Series of The DFA Investment Trust Company	$3,805,864,909

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$3,805,864,909

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in Dimensional Emerging Markets Value Fund	$9,992,907,595

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$9,992,907,595

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

EMERGING MARKETS CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.6%)
BRAZIL — (4.1%)
Petroleo Brasileiro SA	16,003,488	$120,111,466	0.5%
Petroleo Brasileiro SA, Sponsored ADR	776,944	10,745,136	0.1%
Petroleo Brasileiro SA, Sponsored ADR	1,228,197	18,422,955	0.1%
Vale SA	8,549,367	117,004,282	0.5%
Other Securities		672,303,654	2.9%

TOTAL BRAZIL		938,587,493	4.1%

CAYMAN ISLANDS — (0.0%)
Other Securities		33,096	0.0%

CHILE — (0.5%)
Other Securities		105,404,150	0.5%

CHINA — (25.1%)
* Alibaba Group Holding Ltd.	27,674,300	284,908,936	1.3%
* Alibaba Group Holding Ltd., Sponsored ADR	1,585,411	130,859,824	0.6%
Bank of China Ltd., Class H	204,333,702	71,380,921	0.3%
# BYD Co. Ltd., Class H	2,014,800	61,270,279	0.3%
China Construction Bank Corp., Class H	279,316,302	157,969,543	0.7%
China Merchants Bank Co. Ltd., Class H	15,816,646	59,997,144	0.3%
China Resources Land Ltd.	12,982,610	48,595,287	0.2%
Industrial & Commercial Bank of China Ltd., Class H	180,119,725	86,321,387	0.4%
Kweichow Moutai Co. Ltd., Class A	194,074	44,695,953	0.2%
Lenovo Group Ltd.	45,406,000	52,840,381	0.3%
NetEase, Inc.	3,062,200	65,535,822	0.3%
* PDD Holdings, Inc., ADR	858,782	87,097,670	0.4%
PetroChina Co. Ltd., Class H	101,830,000	66,465,994	0.3%
Ping An Insurance Group Co. of China Ltd., Class H	22,300,000	113,116,195	0.5%
Tencent Holdings Ltd.	16,794,600	621,546,820	2.7%
# Yum China Holdings, Inc.	1,120,797	58,909,090	0.3%
Other Securities		3,795,206,002	16.2%

TOTAL CHINA		5,806,717,248	25.3%

COLOMBIA — (0.1%)
Other Securities		26,796,497	0.1%

CZECH REPUBLIC — (0.1%)
Other Securities		28,750,362	0.1%

EGYPT — (0.0%)
Other Securities		6,922,670	0.0%

GREECE — (0.4%)
Other Securities		97,445,204	0.4%

HONG KONG — (0.0%)
Other Securities		227,930	0.0%

HUNGARY — (0.2%)
Other Securities		44,775,534	0.2%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (18.5%)
Axis Bank Ltd.	7,588,119	$89,410,666	0.4%
Bajaj Finance Ltd.	533,819	48,071,399	0.2%
Bharti Airtel Ltd.	7,221,137	79,276,561	0.4%
HCL Technologies Ltd.	2,961,027	45,399,690	0.2%
HDFC Bank Ltd.	6,040,871	107,083,517	0.5%
ICICI Bank Ltd., Sponsored ADR	4,263,961	94,617,295	0.4%
Infosys Ltd.	7,928,147	130,560,719	0.6%
ITC Ltd.	9,888,606	50,907,941	0.2%
Larsen & Toubro Ltd.	1,686,329	59,220,838	0.3%
Mahindra & Mahindra Ltd.	2,821,605	49,632,471	0.2%
REC Ltd.	12,894,190	44,599,791	0.2%
Reliance Industries Ltd.	4,679,629	128,741,265	0.6%
Tata Consultancy Services Ltd.	2,031,341	82,310,411	0.4%
Tata Motors Ltd.	6,576,111	49,736,601	0.2%
Tata Steel Ltd.	32,426,467	46,330,589	0.2%
Other Securities		3,184,644,112	13.7%

TOTAL INDIA		4,290,543,866	18.7%

INDONESIA — (1.9%)
Bank Central Asia Tbk. PT	91,803,500	50,576,439	0.2%
Other Securities		400,176,538	1.8%

TOTAL INDONESIA		450,752,977	2.0%

KUWAIT — (0.2%)
Other Securities		46,281,613	0.2%

MALAYSIA — (1.6%)
Other Securities		363,468,662	1.6%

MEXICO — (2.5%)
# America Movil SAB de CV, ADR	3,735,424	62,008,038	0.3%
Grupo Financiero Banorte SAB de CV, Class O	5,777,265	46,800,681	0.2%
Other Securities		473,526,402	2.0%

TOTAL MEXICO		582,335,121	2.5%

PERU — (0.1%)
Other Securities		17,863,753	0.1%

PHILIPPINES — (0.7%)
Other Securities		163,781,996	0.7%

POLAND — (1.0%)
Other Securities		237,118,464	1.0%

QATAR — (0.8%)
Qatar National Bank QPSC	12,536,387	51,296,916	0.2%
Other Securities		125,290,170	0.6%

TOTAL QATAR		176,587,086	0.8%

SAUDI ARABIA — (3.8%)
Al Rajhi Bank	3,874,482	69,355,417	0.3%
Ω Saudi Arabian Oil Co.	5,215,336	46,334,882	0.2%
Saudi Telecom Co.	5,395,825	55,275,413	0.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SAUDI ARABIA — (Continued)
Other Securities		$720,420,563	3.1%

TOTAL SAUDI ARABIA		891,386,275	3.9%

SOUTH AFRICA — (3.0%)
Other Securities		700,820,700	3.0%

SOUTH KOREA — (11.5%)
Hyundai Motor Co.	422,266	53,198,806	0.3%
Kia Corp.	1,141,175	65,196,953	0.3%
Samsung Electronics Co. Ltd.	12,145,042	604,517,982	2.7%
SK Hynix, Inc.	1,759,761	152,821,338	0.7%
Other Securities		1,785,854,516	7.6%

TOTAL SOUTH KOREA		2,661,589,595	11.6%

TAIWAN — (16.9%)
Hon Hai Precision Industry Co. Ltd.	20,357,403	60,761,017	0.3%
MediaTek, Inc.	3,881,823	101,313,065	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	42,911,652	700,854,813	3.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	3,191,292	275,440,413	1.2%
# United Microelectronics Corp.	35,252,441	50,697,030	0.2%
Other Securities		2,724,328,096	11.7%

TOTAL TAIWAN		3,913,394,434	17.0%

THAILAND — (2.0%)
Other Securities		463,533,871	2.0%

TURKEY — (1.2%)
Other Securities		286,909,372	1.2%

UNITED ARAB EMIRATES — (1.3%)
Other Securities		308,277,672	1.3%

UNITED KINGDOM — (0.1%)
Other Security		13,610,332	0.1%

UNITED STATES — (0.0%)
Other Securities		5,644,989	0.0%

TOTAL COMMON STOCKS		22,629,560,962	98.4%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		109,474	0.0%

TOTAL MUTUAL FUNDS		109,474	0.0%

PREFERRED STOCKS — (1.3%)
BRAZIL — (1.3%)
Petroleo Brasileiro SA , 10.467%	22,001,222	151,598,642	0.7%
Other Securities		138,614,695	0.6%

TOTAL BRAZIL		290,213,337	1.3%

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
CHILE — (0.0%)
Other Securities		$2,718,298	0.0%

COLOMBIA — (0.0%)
Other Securities		3,804,182	0.0%

INDIA — (0.0%)
Other Securities		267,533	0.0%

PHILIPPINES — (0.0%)
Other Security		665,358	0.0%

TOTAL PREFERRED STOCKS		297,668,708	1.3%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		24,500	0.0%

KUWAIT — (0.0%)
Other Security		775	0.0%

SOUTH KOREA — (0.0%)
Other Securities		141,666	0.0%

TAIWAN — (0.0%)
Other Securities		105,793	0.0%

THAILAND — (0.0%)
Other Securities		20,317	0.0%

TOTAL RIGHTS/WARRANTS		293,051	0.0%

TOTAL INVESTMENT SECURITIES (Cost $19,005,141,952)		22,927,632,195

		Value†
SECURITIES LENDING COLLATERAL — (1.1%)
@§ The DFA Short Term Investment Fund	21,283,394	246,185,020	1.1%

TOTAL INVESTMENTS—(100.0%) (Cost $19,251,331,013)		$23,173,817,215	100.8%

As of October 31, 2023, Emerging Markets Core Equity Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	915	12/15/23	$202,214,920	$192,710,438	$(9,504,482)

Total Futures Contracts			$202,214,920	$192,710,438	$(9,504,482)

EMERGING MARKETS CORE EQUITY PORTFOLIO

CONTINUED

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$932,482,219	$6,105,274	—		$938,587,493
Cayman Islands	30,593	2,503	—		33,096
Chile	24,227,424	81,176,726	—		105,404,150
China	532,515,881	5,260,167,919	$14,033,448		5,806,717,248
Colombia	26,186,110	610,387	—		26,796,497
Czech Republic	—	28,750,362	—		28,750,362
Egypt	77,432	6,845,238	—		6,922,670
Greece	805,773	96,639,431	—		97,445,204
Hong Kong	—	166,495	61,435		227,930
Hungary	—	44,775,534	—		44,775,534
India	175,462,777	4,113,766,741	1,314,348		4,290,543,866
Indonesia	8,212,553	441,671,782	868,642		450,752,977
Kuwait	42,392,647	3,888,966	—		46,281,613
Malaysia	—	363,468,662	—		363,468,662
Mexico	579,812,088	2,523,033	—		582,335,121
Peru	17,863,753	—	—		17,863,753
Philippines	2,678,601	160,555,533	547,862		163,781,996
Poland	—	237,118,464	—		237,118,464
Qatar	—	176,587,086	—		176,587,086
Saudi Arabia	1,114,341	890,270,967	967		891,386,275
South Africa	68,587,146	632,233,554	—		700,820,700
South Korea	51,229,650	2,607,408,831	2,951,114		2,661,589,595
Taiwan	280,745,295	3,632,162,849	486,290		3,913,394,434
Thailand	430,140,100	33,393,771	—		463,533,871
Turkey	—	286,909,372	—		286,909,372
United Arab Emirates	—	308,277,672	—		308,277,672
United Kingdom	13,610,332	—	—		13,610,332
United States	—	5,644,989	—		5,644,989
Preferred Stocks
Brazil	289,875,571	337,766	—		290,213,337
Chile	—	2,718,298	—		2,718,298
Colombia	3,804,182	—	—		3,804,182
India	—	267,533	—		267,533
Philippines	—	665,358	—		665,358
Rights/Warrants
Brazil	—	24,500	—		24,500
Kuwait	—	775	—		775
South Korea	—	141,666	—		141,666
Taiwan	—	105,793	—		105,793
Thailand	—	20,317	—		20,317
Mutual Funds	109,474	—	—		109,474
Securities Lending Collateral	—	246,185,020	—		246,185,020
Futures Contracts**	(9,504,482)	—	—		(9,504,482)

TOTAL	$3,472,459,460	$19,671,589,167	$20,264,106	^	$23,164,312,733

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS TARGETED VALUE PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.8%)
BRAZIL — (3.8%)
Cosan SA	186,285	$581,939	0.3%
*Ω Hapvida Participacoes e Investimentos SA	842,191	616,390	0.3%
TIM SA	154,756	465,642	0.2%
Ultrapar Participacoes SA	133,588	541,850	0.3%
Vibra Energia SA	151,620	595,143	0.3%
Other Securities		5,647,682	2.5%

TOTAL BRAZIL		8,448,646	3.9%

CHILE — (0.3%)
Other Securities		640,197	0.3%

CHINA — (21.2%)
Geely Automobile Holdings Ltd.	1,008,000	1,144,407	0.5%
Kunlun Energy Co. Ltd.	728,000	606,499	0.3%
Ω Longfor Group Holdings Ltd.	366,000	532,808	0.3%
Sino Biopharmaceutical Ltd.	1,653,000	642,156	0.3%
Sinopharm Group Co. Ltd., Class H	226,000	540,430	0.3%
* Tencent Music Entertainment Group, ADR	87,413	634,618	0.3%
* Vipshop Holdings Ltd., ADR	51,685	737,028	0.4%
Other Securities		41,834,927	18.9%

TOTAL CHINA		46,672,873	21.3%

COLOMBIA — (0.0%)
Other Securities		113,840	0.1%

GREECE — (0.6%)
Other Securities		1,259,830	0.6%

INDIA — (21.3%)
Bharat Electronics Ltd.	428,979	688,553	0.3%
Bharat Forge Ltd.	37,274	458,410	0.2%
Cholamandalam Investment & Finance Co. Ltd.	53,537	733,874	0.4%
Cipla Ltd.	57,388	829,392	0.4%
# Dr Reddy’s Laboratories Ltd., ADR	11,181	728,219	0.3%
Federal Bank Ltd.	292,380	493,975	0.2%
GAIL India Ltd.	419,667	604,331	0.3%
Hero MotoCorp Ltd.	16,291	605,263	0.3%
* IDFC First Bank Ltd.	515,636	513,034	0.2%
Jindal Steel & Power Ltd.	67,480	513,804	0.3%
JSW Energy Ltd.	106,314	491,874	0.2%
Power Finance Corp. Ltd.	221,346	656,446	0.3%
REC Ltd.	223,482	773,003	0.4%
Shriram Finance Ltd.	42,671	965,745	0.5%
Tata Consumer Products Ltd.	79,524	860,033	0.4%
UPL Ltd.	78,979	512,902	0.2%
* Zee Entertainment Enterprises Ltd.	151,424	469,743	0.2%
Other Securities		36,088,815	16.3%

TOTAL INDIA		46,987,416	21.4%

INDONESIA — (2.0%)
Other Securities		4,484,610	2.0%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
KUWAIT — (0.6%)
Other Securities		$1,345,363	0.6%

MALAYSIA — (1.9%)
Other Securities		4,105,943	1.9%

MEXICO — (2.4%)
* Cemex SAB de CV, Sponsored ADR	169,345	1,010,990	0.5%
Other Securities		4,233,718	1.9%

TOTAL MEXICO		5,244,708	2.4%

PHILIPPINES — (0.6%)
Other Securities		1,295,574	0.6%

POLAND — (1.0%)
Other Securities		2,274,911	1.0%

QATAR — (1.0%)
Other Securities		2,245,183	1.0%

SAUDI ARABIA — (4.0%)
Arab National Bank	120,200	761,826	0.4%
Etihad Etisalat Co.	69,362	852,628	0.4%
Sahara International Petrochemical Co.	66,578	573,464	0.3%
Yanbu National Petrochemical Co.	48,903	494,266	0.2%
Other Securities		6,149,458	2.7%

TOTAL SAUDI ARABIA		8,831,642	4.0%

SOUTH AFRICA — (2.6%)
Discovery Ltd.	72,788	501,896	0.2%
Old Mutual Ltd.	873,070	555,240	0.3%
Other Securities		4,629,362	2.1%

TOTAL SOUTH AFRICA		5,686,498	2.6%

SOUTH KOREA — (11.8%)
DB Insurance Co. Ltd.	8,646	562,499	0.3%
Other Securities		25,409,768	11.6%

TOTAL SOUTH KOREA		25,972,267	11.9%

TAIWAN — (17.6%)
Acer, Inc.	479,000	506,248	0.2%
AUO Corp.	1,048,000	507,279	0.2%
Catcher Technology Co. Ltd.	93,000	521,720	0.3%
Compal Electronics, Inc.	784,000	681,950	0.3%
Innolux Corp.	1,474,804	555,952	0.3%
* Shin Kong Financial Holding Co. Ltd.	2,479,698	666,166	0.3%
Synnex Technology International Corp.	220,000	466,907	0.2%
Walsin Lihwa Corp.	448,607	477,444	0.2%
WPG Holdings Ltd.	295,000	652,784	0.3%
Other Securities		33,773,741	15.4%

TOTAL TAIWAN		38,810,191	17.7%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
THAILAND — (1.9%)
Other Securities		$4,161,249	1.9%

TURKEY — (1.6%)
Other Securities		3,531,337	1.6%

UNITED ARAB EMIRATES — (2.6%)
Abu Dhabi Commercial Bank PJSC	239,958	524,375	0.3%
Aldar Properties PJSC	383,104	542,688	0.3%
Dubai Islamic Bank PJSC	441,639	649,293	0.3%
Emaar Properties PJSC	1,176,208	2,142,796	1.0%
Other Securities		1,894,649	0.7%

TOTAL UNITED ARAB EMIRATES		5,753,801	2.6%

TOTAL COMMON STOCKS		217,866,079	99.4%

PREFERRED STOCKS — (0.4%)
BRAZIL — (0.4%)
Other Securities		865,306	0.4%

INDIA — (0.0%)
Other Securities		13,032	0.0%

PHILIPPINES — (0.0%)
Other Security		11,836	0.0%

TOTAL PREFERRED STOCKS		890,174	0.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		943	0.0%

KUWAIT — (0.0%)
Other Security		441	0.0%

SOUTH KOREA — (0.0%)
Other Security		993	0.0%

TAIWAN — (0.0%)
Other Securities		2,163	0.0%

THAILAND — (0.0%)
Other Securities		826	0.0%

TOTAL RIGHTS/WARRANTS		5,366	0.0%

TOTAL INVESTMENT SECURITIES (Cost $212,469,435)		218,761,619

		Value†
SECURITIES LENDING COLLATERAL — (0.8%)
@§ The DFA Short Term Investment Fund	149,200	1,725,801	0.8%

TOTAL INVESTMENTS—(100.0%) (Cost $214,195,239)		$220,487,420	100.6%

EMERGING MARKETS TARGETED VALUE PORTFOLIO

CONTINUED

As of October 31, 2023, Emerging Markets Targeted Value Portfolio had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	7	12/15/23	$1,572,183	$1,474,287	$(97,896)

Total Futures Contracts			$1,572,183	$1,474,287	$(97,896)

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Brazil	$8,218,809	$229,837	—		$8,448,646
Chile	—	640,197	—		640,197
China	2,425,609	44,004,187	$243,077		46,672,873
Colombia	113,840	—	—		113,840
Greece	—	1,259,830	—		1,259,830
India	848,412	46,090,802	48,202		46,987,416
Indonesia	—	4,470,820	13,790		4,484,610
Kuwait	1,074,442	270,921	—		1,345,363
Malaysia	—	4,105,943	—		4,105,943
Mexico	4,920,967	323,741	—		5,244,708
Philippines	—	1,283,488	12,086		1,295,574
Poland	—	2,274,911	—		2,274,911
Qatar	—	2,245,183	—		2,245,183
Saudi Arabia	16,457	8,815,185	—		8,831,642
South Africa	212,166	5,474,332	—		5,686,498
South Korea	12,141	25,872,434	87,692		25,972,267
Taiwan	—	38,806,829	3,362		38,810,191
Thailand	3,971,991	189,258	—		4,161,249
Turkey	—	3,531,337	—		3,531,337
United Arab Emirates	—	5,742,556	11,245		5,753,801
Preferred Stocks
Brazil	853,869	11,437	—		865,306
India	—	13,032	—		13,032
Philippines	—	11,836	—		11,836
Rights/Warrants
Brazil	—	943	—		943
Kuwait	—	441	—		441
South Korea	—	993	—		993
Taiwan	—	2,163	—		2,163
Thailand	—	826	—		826
Securities Lending Collateral	—	1,725,801	—		1,725,801
Futures Contracts**	(97,896)	—	—		(97,896)

TOTAL	$22,570,807	$197,399,263	$419,454	^	$220,389,524

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (97.2%)
BRAZIL — (5.6%)
Petroleo Brasileiro SA	382,402	$2,870,053	0.5%
Petroleo Brasileiro SA, Sponsored ADR	104,989	1,451,998	0.3%
Petroleo Brasileiro SA, Sponsored ADR	74,958	1,124,370	0.2%
Suzano SA	114,134	1,167,430	0.2%
Vale SA, Sponsored ADR, Class B	251,652	3,450,149	0.6%
Other Securities		22,447,437	3.9%

TOTAL BRAZIL		32,511,437	5.7%

CAYMAN ISLANDS — (0.0%)
Other Security		21,846	0.0%

CHILE — (0.7%)
Other Securities		3,832,267	0.7%

COLOMBIA — (0.2%)
Other Securities		890,316	0.2%

CZECH REPUBLIC — (0.2%)
Other Securities		893,442	0.2%

EGYPT — (0.0%)
Other Securities		169,772	0.0%

GREECE — (0.6%)
Other Securities		3,644,073	0.6%

HUNGARY — (0.3%)
Other Securities		1,765,039	0.3%

INDIA — (24.2%)
Axis Bank Ltd.	259,269	3,054,962	0.6%
Bajaj Finance Ltd.	17,281	1,556,186	0.3%
Bharti Airtel Ltd.	246,721	2,708,603	0.5%
HCL Technologies Ltd.	102,430	1,570,499	0.3%
HDFC Bank Ltd.	260,411	4,616,176	0.8%
# ICICI Bank Ltd., Sponsored ADR	141,200	3,133,228	0.6%
Infosys Ltd.	280,524	4,619,669	0.8%
ITC Ltd.	317,242	1,633,207	0.3%
Kotak Mahindra Bank Ltd.	72,441	1,511,406	0.3%
Larsen & Toubro Ltd.	51,192	1,797,771	0.3%
Mahindra & Mahindra Ltd.	111,067	1,953,686	0.4%
Ω Reliance Industries Ltd., GDR	44,787	2,445,370	0.4%
Tata Consultancy Services Ltd.	52,184	2,114,508	0.4%
Tata Motors Ltd.	197,038	1,490,243	0.3%
Tata Steel Ltd.	1,088,156	1,554,746	0.3%
Other Securities		103,653,408	17.8%

TOTAL INDIA		139,413,668	24.4%

INDONESIA — (2.7%)
Bank Central Asia Tbk. PT	3,191,500	1,758,263	0.3%
Bank Mandiri Persero Tbk. PT	3,999,500	1,428,830	0.3%
Bank Rakyat Indonesia Persero Tbk. PT	4,429,700	1,385,096	0.3%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDONESIA — (Continued)
Other Securities		$11,135,146	1.9%

TOTAL INDONESIA		15,707,335	2.8%

KUWAIT — (0.7%)
Other Securities		4,309,436	0.8%

MALAYSIA — (2.1%)
Other Securities		12,132,182	2.1%

MEXICO — (3.0%)
# America Movil SAB de CV, ADR	100,860	1,674,276	0.3%
Grupo Financiero Banorte SAB de CV, Class O	236,960	1,919,575	0.3%
Other Securities		13,648,019	2.4%

TOTAL MEXICO		17,241,870	3.0%

PERU — (0.1%)
Other Securities		269,554	0.0%

PHILIPPINES — (0.8%)
Other Securities		4,679,876	0.8%

POLAND — (1.4%)
Other Securities		8,096,092	1.4%

QATAR — (1.2%)
Qatar National Bank QPSC	405,892	1,660,846	0.3%
Other Securities		5,233,415	0.9%

TOTAL QATAR		6,894,261	1.2%

SAUDI ARABIA — (5.0%)
Al Rajhi Bank	122,103	2,185,713	0.4%
Ω Saudi Arabian Oil Co.	167,293	1,486,290	0.3%
Saudi National Bank	157,643	1,410,612	0.3%
Saudi Telecom Co.	201,156	2,060,664	0.4%
Other Securities		21,975,089	3.7%

TOTAL SAUDI ARABIA		29,118,368	5.1%

SOUTH AFRICA — (3.9%)
FirstRand Ltd.	428,942	1,414,091	0.3%
Gold Fields Ltd., Sponsored ADR	92,937	1,210,040	0.2%
Other Securities		19,630,984	3.4%

TOTAL SOUTH AFRICA		22,255,115	3.9%

SOUTH KOREA — (15.6%)
Hyundai Motor Co.	18,211	2,294,297	0.4%
KB Financial Group, Inc.	43,194	1,646,479	0.3%
Kia Corp.	34,884	1,992,973	0.4%
LG Electronics, Inc.	17,788	1,319,567	0.3%
POSCO Holdings, Inc.	3,823	1,170,317	0.2%
Samsung Electronics Co. Ltd.	304,870	15,174,867	2.7%
Samsung Electronics Co. Ltd., GDR	4,189	5,219,494	0.9%
SK Hynix, Inc.	58,019	5,038,492	0.9%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$56,157,926	9.7%

TOTAL SOUTH KOREA		90,014,412	15.8%

TAIWAN — (22.3%)
ASE Technology Holding Co. Ltd.	343,000	1,200,836	0.2%
CTBC Financial Holding Co. Ltd.	1,976,000	1,488,132	0.3%
Hon Hai Precision Industry Co. Ltd.	1,041,000	3,107,087	0.6%
MediaTek, Inc.	115,000	3,001,426	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,681,000	27,454,943	4.8%
Uni-President Enterprises Corp.	571,000	1,197,928	0.2%
United Microelectronics Corp.	882,000	1,268,417	0.2%
Other Securities		90,250,784	15.8%

TOTAL TAIWAN		128,969,553	22.6%

THAILAND — (2.6%)
Other Securities		14,904,905	2.6%

TURKEY — (1.7%)
Other Securities		9,826,136	1.7%

UNITED ARAB EMIRATES — (2.2%)
Emaar Properties PJSC	849,753	1,548,066	0.3%
Emirates Telecommunications Group Co. PJSC	249,357	1,253,260	0.2%
Other Securities		10,044,706	1.8%

TOTAL UNITED ARAB EMIRATES		12,846,032	2.3%

UNITED KINGDOM — (0.1%)
Other Security		642,347	0.1%

TOTAL COMMON STOCKS		561,049,334	98.3%

PREFERRED STOCKS — (1.4%)
BRAZIL — (1.4%)
Itau Unibanco Holding SA , 5.576%	269,200	1,432,031	0.3%
Petroleo Brasileiro SA, 10.467%	483,114	3,328,880	0.6%
Other Securities		3,203,761	0.5%

TOTAL BRAZIL		7,964,672	1.4%

CHILE — (0.0%)
Other Securities		57,265	0.0%

COLOMBIA — (0.0%)
Other Securities		78,728	0.0%

INDIA — (0.0%)
Other Securities		21,826	0.0%

TOTAL PREFERRED STOCKS		8,122,491	1.4%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		1,359	0.0%

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
KUWAIT — (0.0%)
Other Security		$342	0.0%

MALAYSIA — (0.0%)
Other Security		1,004	0.0%

SOUTH KOREA — (0.0%)
Other Securities		6,316	0.0%

TAIWAN — (0.0%)
Other Securities		3,059	0.0%

THAILAND — (0.0%)
Other Securities		648	0.0%

TOTAL RIGHTS/WARRANTS		12,728	0.0%

TOTAL INVESTMENT SECURITIES (Cost $591,526,785)		569,184,553

		Value†
SECURITIES LENDING COLLATERAL — (1.4%)
@§ The DFA Short Term Investment Fund	691,668	8,000,521	1.4%

TOTAL INVESTMENTS—(100.0%) (Cost $599,527,308)		$577,185,074	101.1%

Summary of the Portfolio’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$32,050,220	$461,217	—	$32,511,437
Cayman Islands	—	21,846	—	21,846
Chile	770,549	3,061,718	—	3,832,267
Colombia	887,014	3,302	—	890,316
Czech Republic	—	893,442	—	893,442
Egypt	150,029	19,743	—	169,772
Greece	40,491	3,603,582	—	3,644,073
Hungary	—	1,765,039	—	1,765,039
India	8,617,790	130,775,265	$20,613	139,413,668
Indonesia	—	15,682,280	25,055	15,707,335
Kuwait	3,877,861	431,575	—	4,309,436
Malaysia	—	12,132,182	—	12,132,182
Mexico	17,241,870	—	—	17,241,870
Peru	269,554	—	—	269,554
Philippines	151,867	4,528,009	—	4,679,876
Poland	—	8,096,092	—	8,096,092
Qatar	—	6,894,261	—	6,894,261
Saudi Arabia	22,305	29,096,063	—	29,118,368
South Africa	1,960,214	20,294,901	—	22,255,115
South Korea	5,364,527	84,563,684	86,201	90,014,412
Taiwan	689,170	128,280,383	—	128,969,553
Thailand	13,684,287	1,220,618	—	14,904,905

EMERGING MARKETS EX CHINA CORE EQUITY PORTFOLIO

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Turkey	—	$9,826,136	—		$9,826,136
United Arab Emirates	—	12,846,032	—		12,846,032
United Kingdom	$642,347	—	—		642,347
Preferred Stocks
Brazil	7,947,216	17,456	—		7,964,672
Chile	—	57,265	—		57,265
Colombia	78,728	—	—		78,728
India	—	21,826	—		21,826
Rights/Warrants
Brazil	—	1,359	—		1,359
Kuwait	—	342	—		342
Malaysia	—	1,004	—		1,004
South Korea	—	6,316	—		6,316
Taiwan	—	3,059	—		3,059
Thailand	—	648	—		648
Securities Lending Collateral	—	8,000,521	—		8,000,521

TOTAL	$94,446,039	$482,607,166	$131,869	^	$577,185,074

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Large Cap International Portfolio*	International Core Equity Portfolio*	Global Small Company Portfolio	International Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	—	—	$73,816	$9,948,272
Investment Securities at Value (including $256,919, $1,270,656, $0 and $0 of securities on loan, respectively)	$5,042,238	$27,008,976	—	—
Temporary Cash Investments at Value & Cost	—	—	—	92,142
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $217,967, $1,012,942, $0 and $0, respectively)	217,964	1,012,941	—	—
Segregated Cash for Futures Contracts	2,509	10,931	—	4,827
Foreign Currencies at Value	40,347	211,573	—	—
Cash	10,359	7,303	—	—
Receivables:
Investment Securities Sold	6,019	57,437	—	—
Dividends, Interest and Tax Reclaims	25,418	140,068	—	375
Securities Lending Income	134	1,115	—	—
Fund Shares Sold	4,170	10,397	—	11,467
Futures Margin Variation	297	1,293	—	571
Prepaid Expenses and Other Assets	20	104	3	55

Total Assets	5,349,475	28,462,138	73,819	10,057,709

LIABILITIES:
Payables:
Upon Return of Securities Loaned	218,056	1,013,399	—	—
Investment Securities Purchased	5,687	34,779	—	—
Fund Shares Redeemed	6,407	38,297	188	9,552
Due to Advisor	617	4,735	6	2,134
Line of Credit	—	—	22	—
Unrealized Loss on Foreign Currency Contracts	—	9	—	—
Accrued Expenses and Other Liabilities	241	1,566	4	536

Total Liabilities	231,008	1,092,785	220	12,222

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$5,118,467	$27,369,353	$73,599	$10,045,487

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $5,118,467; $27,369,353; $73,599 and $10,045,487 and shares outstanding of 219,268,022, 2,022,229,995, 5,830,672 and 594,310,368, respectively, $0.01 Par Value (1)	$23.34	$13.53	$12.62	$16.90

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000	7,000,000,000	100,000,000	3,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$—	$69,951	N/A

Investment Securities at Cost	$3,791,649	$23,867,276	N/A	N/A

Foreign Currencies at Cost	$41,037	$218,734	$—	$—

NET ASSETS CONSIST OF:
Paid-In Capital	$4,408,084	$25,355,756	$69,724	$10,224,340
Total Distributable Earnings (Loss)	710,383	2,013,597	3,875	(178,853)

NET ASSETS	$5,118,467	$27,369,353	$73,599	$10,045,487

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Japanese Small Company Portfolio	Asia Pacific Small Company Portfolio	United Kingdom Small Company Portfolio	Continental Small Company Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$248,690	$163,249	$18,698	$657,058
Receivables:
Fund Shares Sold	1	6	—	130
Prepaid Expenses and Other Assets	8	8	8	8

Total Assets	248,699	163,263	18,706	657,196

LIABILITIES:
Payables:
Fund Shares Redeemed	9	—	—	10
Due to Advisor	53	36	4	141
Accrued Expenses and Other Liabilities	17	15	4	25

Total Liabilities	79	51	8	176

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$248,620	$163,212	$18,698	$657,020

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $248,620; $163,212; $18,698 and $657,020 and shares outstanding of 11,861,008, 10,267,489, 883,384 and 25,582,571, respectively, $0.01 Par Value (1)	$20.96	$15.90	$21.17	$25.68

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$237,905	$234,785	$24,309	$656,584
Total Distributable Earnings (Loss)	10,715	(71,573)	(5,611)	436

NET ASSETS	$248,620	$163,212	$18,698	$657,020

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	DFA International Real Estate Securities Portfolio*	DFA Global Real Estate Securities Portfolio*	DFA International Small Cap Value Portfolio*	International Vector Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$2,059,809	—	—
Investment Securities at Value (including $137,830, $331,552, $232,321 and $158,979 of securities on loan, respectively)	$3,456,242	4,604,254	$9,859,260	$2,984,277
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $93,950, $339,955, $166,249 and $123,580, respectively)	93,949	339,950	166,249	123,579
Segregated Cash for Futures Contracts	1,434	—	5,458	1,288
Foreign Currencies at Value	19,299	—	92,379	11,340
Cash	3,718	5,159	1,187	1,155
Receivables:
Investment Securities Sold	13,901	—	18,901	22,082
Dividends, Interest and Tax Reclaims	21,396	2,963	69,128	16,443
Securities Lending Income	135	51	305	161
Fund Shares Sold	904	11,657	3,387	1,502
Futures Margin Variation	170	—	587	—
Unrealized Gain on Foreign Currency Contracts	43	—	—	33
Prepaid Expenses and Other Assets	7	41	25	18

Total Assets	3,611,198	7,023,884	10,216,866	3,161,878

LIABILITIES:
Payables:
Upon Return of Securities Loaned	94,116	339,940	166,247	123,605
Investment Securities Purchased	—	—	—	3,593
Fund Shares Redeemed	2,215	21,083	4,613	1,447
Due to Advisor	744	631	3,350	786
Futures Margin Variation	—	—	—	102
Unrealized Loss on Foreign Currency Contracts	2	—	—	—
Accrued Expenses and Other Liabilities	78	349	959	210

Total Liabilities	97,155	362,003	175,169	129,743

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$3,514,043	$6,661,881	$10,041,697	$3,032,135

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $3,514,043; $6,661,881; $10,041,697 and $3,032,135 and shares outstanding of 1,079,224,697, 760,796,605, 523,022,498 and 255,460,315, respectively, $0.01 Par Value (1)	$3.26	$8.76	$19.20	$11.87

(1) NUMBER OF SHARES AUTHORIZED	4,000,000,000	3,000,000,000	4,600,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$—	$2,908,854	$—	$—

Investment Securities at Cost	$4,290,933	$4,766,667	$9,132,542	$2,577,516

Foreign Currencies at Cost	$19,306	$—	$93,872	$11,440

NET ASSETS CONSIST OF:
Paid-In Capital	$5,594,150	$7,775,325	$9,321,356	$2,677,716
Total Distributable Earnings (Loss)	(2,080,107)	(1,113,444)	720,341	354,419

NET ASSETS	$3,514,043	$6,661,881	$10,041,697	$3,032,135

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	International High Relative Profitability Portfolio*	World ex U.S. Value Portfolio	World ex U.S. Core Equity Portfolio*	World ex U.S. Targeted Value Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	—	$241,290	—	—
Investment Securities at Value (including $85,885, $0, $144,307 and $16,973 of securities on loan, respectively)	$1,458,317	—	$3,305,068	$634,492
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $74,950, $0, $97,754 and $9,526, respectively)	74,949	—	97,753	9,526
Segregated Cash for Futures Contracts	381	—	1,478	—
Foreign Currencies at Value	2,739	—	21,908	412
Cash	4,778	112	11,192	—
Receivables:
Investment Securities Sold	832	—	6,870	2,270
Dividends, Interest and Tax Reclaims	6,314	—	13,676	3,168
Securities Lending Income	40	—	197	34
Fund Shares Sold	2,086	326	1,173	88
Futures Margin Variation	—	—	175	—
Prepaid Expenses and Other Assets	16	15	13	32

Total Assets	1,550,452	241,743	3,459,503	650,022

LIABILITIES:
Payables:
Due to Custodian	—	—	—	12
Upon Return of Securities Loaned	74,978	—	97,824	9,527
Investment Securities Purchased	—	—	6,120	3
Fund Shares Redeemed	1,440	22	1,273	665
Due to Advisor	318	28	726	221
Line of Credit	—	—	—	699
Futures Margin Variation	103	—	—	—
Unrealized Loss on Foreign Currency Contracts	—	—	1	—
Deferred Taxes Payable	—	—	9,554	1,553
Accrued Expenses and Other Liabilities	135	8	296	88

Total Liabilities	76,974	58	115,794	12,768

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$1,473,478	$241,685	$3,343,709	$637,254

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $1,473,478; $241,685; $3,343,709 and $637,254 and shares outstanding of 131,532,452, 21,311,644, 292,165,040 and 51,420,059, respectively, $0.01 Par Value (1)	$11.20	$11.34	$11.44	$12.39

(1) NUMBER OF SHARES AUTHORIZED	500,000,000	1,000,000,000	1,500,000,000	1,000,000,000

Investments in Affiliated Investment Companies at Cost	$—	$215,999	$—	$—

Investment Securities at Cost	$1,300,906	N/A	$2,998,790	$637,761

Foreign Currencies at Cost	$2,741	$—	$21,973	$414

NET ASSETS CONSIST OF:
Paid-In Capital	$1,390,984	$228,597	$3,141,898	$665,494
Total Distributable Earnings (Loss)	82,494	13,088	201,811	(28,240)

NET ASSETS	$1,473,478	$241,685	$3,343,709	$637,254

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio	Emerging Markets Small Cap Portfolio
ASSETS:
Investments in Affiliated Investment Companies at Value	$957,768	$252,061	$4,328,302	$3,805,865
Temporary Cash Investments at Value & Cost	20	—	—	—
Segregated Cash for Futures Contracts	—	168	—	—
Cash	—	2,697	—	—
Receivables:
Investment Securities/Affiliated Investment Companies Sold	10,119	—	—	—
Dividends and Interest	1	—	—	—
Fund Shares Sold	1,072	9	1,952	876
Futures Margin Variation	—	20	—	—
Unrealized Gain on Forward Currency Contracts	—	479	—	—
Prepaid Expenses and Other Assets	6	17	13	37

Total Assets	968,986	255,451	4,330,267	3,806,778

LIABILITIES:
Payables:
Investment Securities/Affiliated Investment Companies Purchased	—	36	—	—
Fund Shares Redeemed	11,194	35	2,286	1,440
Due to Advisor	33	9	713	1,056
Unrealized Loss on Forward Currency Contracts	—	31	—	—
Accrued Expenses and Other Liabilities	27	10	203	163

Total Liabilities	11,254	121	3,202	2,659

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$957,732	$255,330	$4,327,065	$3,804,119

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $957,732; $255,330; $4,327,065 and $3,804,119 and shares outstanding of 49,499,528, 14,106,185, 173,486,946 and 183,879,955, respectively, $0.01 Par Value (1)	$19.35	$18.10	$24.94	$20.69

(1) NUMBER OF SHARES AUTHORIZED	1,000,000,000	1,000,000,000	1,500,000,000	1,500,000,000

Investments in Affiliated Investment Companies at Cost	$703,064	$162,022	N/A	N/A

NET ASSETS CONSIST OF:
Paid-In Capital	$721,135	$154,784	$3,130,935	$3,617,019
Total Distributable Earnings (Loss)	236,597	100,546	1,196,130	187,100

NET ASSETS	$957,732	$255,330	$4,327,065	$3,804,119

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

	Emerging Markets Value Portfolio	Emerging Markets Core Equity Portfolio*	Emerging Markets Targeted Value Portfolio*	Emerging Markets ex China Core Equity Portfolio*
ASSETS:
Investments in Affiliated Investment Companies at Value	$9,992,908	—	—	—
Investment Securities at Value (including $0, $1,065,551, $6,083 and $14,321 of securities on loan, respectively)	—	$22,927,632	$218,762	$569,184
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $0, $246,189, $1,726 and $8,001, respectively)	—	246,185	1,726	8,001
Segregated Cash for Futures Contracts	—	10,248	78	—
Foreign Currencies at Value	—	182,977	1,662	1,878
Cash	—	37,281	779	2,286
Receivables:
Investment Securities/Affiliated Investment Companies Sold	—	35,244	697	127
Dividends and Interest	—	34,390	135	812
Securities Lending Income	—	3,430	19	29
Fund Shares Sold	3,489	13,749	157	4,320
Futures Margin Variation	—	1,212	9	—
Unrealized Gain on Foreign Currency Contracts	—	34	—	—
Prepaid Expenses and Other Assets	74	83	16	19

Total Assets	9,996,471	23,492,465	224,040	586,656

LIABILITIES:
Payables:
Upon Return of Securities Loaned	—	246,300	1,727	8,001
Investment Securities/Affiliated Investment Companies Purchased	—	22,404	832	666
Fund Shares Redeemed	56,681	23,849	120	4,653
Due to Advisor	2,439	6,601	99	137
Unrealized Loss on Foreign Currency Contracts.	—	9	—	—
Deferred Taxes Payable	—	195,351	2,027	1,977
Accrued Expenses and Other Liabilities	517	3,024	57	132

Total Liabilities	59,637	497,538	4,862	15,566

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$9,936,834	$22,994,927	$219,178	$571,090

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $9,936,834; $22,994,927; $219,178 and $571,090 and shares outstanding of 370,861,647, 1,131,476,271, 21,350,566 and 66,285,481, respectively, $0.01 Par Value (1)	$26.79	$20.32	$10.27	$8.62

(1) NUMBER OF SHARES AUTHORIZED	3,000,000,000	5,000,000,000	500,000,000	500,000,000

Investment Securities at Cost	N/A	$19,005,142	$212,469	$591,527

Foreign Currencies at Cost	$—	$183,421	$1,666	$1,880

NET ASSETS CONSIST OF:
Paid-In Capital	$10,723,389	$21,856,831	$208,585	$624,222
Total Distributable Earnings (Loss)	(786,555)	1,138,096	10,593	(53,132)

NET ASSETS	$9,936,834	$22,994,927	$219,178	$571,090

*	See Note K in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Large Cap International Portfolio#	International Core Equity Portfolio#	Global Small Company Portfolio*	International Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $114 and $31,846, respectively)	—	—	$1,096	$336,842
Interest	—	—	2	260
Income from Securities Lending, Net	—	—	58	10,462
Expenses Allocated from Affiliated Investment Companies	—	—	(55)	(12,187)

Income Distributions Received from Affiliated Investment Companies	—	—	633	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	—	1,734	335,377

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $16,247, $94,040, $0 and $0, respectively)	$176,835	$997,022	—	—
Income from Securities Lending, Net	2,606	18,896	—	—

Total Fund Investment Income	179,441	1,015,918	—	—

Fund Expenses
Investment Management Fees	7,649	58,999	304	26,478
Accounting & Transfer Agent Fees	930	5,326	19	1,474
Custodian Fees	265	1,486	—	—
Filing Fees	82	371	18	150
Shareholders’ Reports	120	577	8	780
Directors’/Trustees’ Fees & Expenses	41	220	1	78
Professional Fees	146	737	1	101
Previously Waived Fees Recovered by Advisor (Note C)	—	—	6	—
Other	187	1,104	3	176

Total Fund Expenses	9,420	68,820	360	29,237

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	194	—
Fees Paid Indirectly (Note C)	286	—	—	—

Net Expenses	9,134	68,820	166	29,237

Net Investment Income (Loss)	170,307	947,098	1,568	306,140

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	—	1,919	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(69,911)	(162,570)	—	—
Affiliated Investment Companies Shares Sold	13	120	(937)	—
Transactions Allocated from Affiliated Investment Company**	—	—	(481)	(124,598)
Futures	8,432	32,560	—	11,496
Foreign Currency Transactions	91	(2,848)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	582,750	2,887,117	—	—
Affiliated Investment Companies Shares	91	607	(3,170)	—
Transactions Allocated from Affiliated Investment Company	—	—	3,483	818,605
Futures	(3,575)	(19,076)	—	(4,080)
Translation of Foreign Currency-Denominated Amounts	934	7,274	—	—

Net Realized and Unrealized Gain (Loss)	518,825	2,743,184	814	701,423

Net Increase (Decrease) in Net Assets Resulting from Operations	$689,132	$3,690,282	$2,382	$1,007,563

**	Net of foreign capital gain taxes withheld of $0, $0, $20 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Japanese Small Company Portfolio*	Asia Pacific Small Company Portfolio*	United Kingdom Small Company Portfolio*	Continental Small Company Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $762, $115, $5 and $3,082, respectively)	$6,857	$9,237	$839	$22,905
Interest	6	—	—	22
Income from Securities Lending, Net	190	535	5	726
Expenses Allocated from Affiliated Investment Companies	(302)	(258)	(24)	(849)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	6,751	9,514	820	22,804

Fund Expenses
Investment Management Fees	905	764	74	2,532
Accounting & Transfer Agent Fees	45	44	5	145
Filing Fees	21	19	17	20
Shareholders’ Reports	10	8	6	10
Directors’/Trustees’ Fees & Expenses	2	1	—	5
Professional Fees	3	1	—	7
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	1
Other	2	4	1	5

Total Fund Expenses	988	841	103	2,725

Fees Waived, Expenses Reimbursed by Advisor (Note C)	259	218	21	724

Net Expenses	729	623	82	2,001

Net Investment Income (Loss)	6,022	8,891	738	20,803

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	6,571	(14,428)	(1,041)	(6,379)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	32,438	11,518	2,081	59,050

Net Realized and Unrealized Gain (Loss)	39,009	(2,910)	1,040	52,671

Net Increase (Decrease) in Net Assets Resulting from Operations	$45,031	$5,981	$1,778	$73,474

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	DFA International Real Estate Securities Portfolio#	DFA Global Real Estate Securities Portfolio#	DFA International Small Cap Value Portfolio#	International Vector Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Income Distributions Received from Affiliated Investment Companies	—	$5,372	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	5,372	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $25,986, $0, $40,694 and $12,037, respectively)	$199,200	169,929	$402,124	$111,175
Income from Securities Lending, Net	3,144	386	4,509	2,588

Total Fund Investment Income	202,344	170,315	406,633	113,763

Fund Expenses
Investment Management Fees	10,641	15,045	42,001	9,661
Accounting & Transfer Agent Fees	482	1,273	1,802	671
Custodian Fees	311	36	1,130	231
Filing Fees	53	126	148	112
Shareholders’ Reports	74	316	251	78
Directors’/Trustees’ Fees & Expenses	35	61	81	24
Professional Fees	116	67	341	87
Other	188	134	375	112

Total Fund Expenses	11,900	17,058	46,129	10,976

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	6,580	—	—
Fees Paid Indirectly (Note C)	310	36	96	103

Net Expenses	11,590	10,442	46,033	10,873

Net Investment Income (Loss)	190,754	165,245	360,600	102,890

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Investment Securities	—	8,561	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold**	(375,885)	30,694	94,798	(37,192)
Affiliated Investment Companies Shares Sold	39	(56,378)	18	(2)
Futures	1,094	935	12,515	1,361
Foreign Currency Transactions	(927)	—	(43)	(374)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	106,639	(590,759)	1,270,150	348,448
Affiliated Investment Companies Shares	76	18,711	120	65
Futures	(2,577)	(1,144)	(5,611)	(755)
Translation of Foreign Currency-Denominated Amounts	814	—	1,733	446

Net Realized and Unrealized Gain (Loss)	(270,727)	(589,380)	1,373,680	311,997

Net Increase (Decrease) in Net Assets Resulting from Operations	$(79,973)	$(424,135)	$1,734,280	$414,887

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	International High Relative Profitability Portfolio#	World ex U.S. Value Portfolio*	World ex U.S. Core Equity Portfolio#	World ex U.S. Targeted Value Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $1,064, $0 and $0, respectively)	—	$10,088	—	—
Interest	—	17	—	—
Income from Securities Lending, Net	—	127	—	—
Expenses Allocated from Affiliated Investment Companies	—	(426)	—	—

Income Distributions Received from Affiliated Investment Companies	—	632	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	—	10,438	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $5,217, $0, $13,737 and $2,604, respectively)	$48,848	—	$119,495	$23,571
Income from Securities Lending, Net	1,159	—	2,767	217

Total Fund Investment Income	50,007	—	122,262	23,788

Fund Expenses
Investment Management Fees	4,156	790	8,937	2,675
Accounting & Transfer Agent Fees	365	10	649	159
Custodian Fees	92	—	649	174
Filing Fees	58	23	49	50
Shareholders’ Reports	111	4	80	50
Directors’/Trustees’ Fees & Expenses	13	2	27	5
Professional Fees	35	6	144	59
Other	111	1	136	35

Total Fund Expenses	4,941	836	10,671	3,207

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	458	—	—
Fees Paid Indirectly (Note C)	—	—	60	—

Net Expenses	4,941	378	10,611	3,207

Net Investment Income (Loss)	45,066	10,060	111,651	20,581

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(21,646)	—	(55,925)	(12,795)
Affiliated Investment Companies Shares Sold	5	5	(11)	1
Transactions Allocated from Affiliated Investment Company**	—	(1,412)	—	—
Futures	1,386	—	3,739	423
Foreign Currency Transactions	222	—	(264)	(77)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	202,380	—	386,976	81,912
Affiliated Investment Companies Shares	41	2,376	71	1
Transactions Allocated from Affiliated Investment Company	—	22,935	—	—
Futures	(104)	—	(2,058)	—
Translation of Foreign Currency-Denominated Amounts	285	—	481	87

Net Realized and Unrealized Gain (Loss)	182,569	23,904	333,009	69,552

Net Increase (Decrease) in Net Assets Resulting from Operations	$227,635	$33,964	$444,660	$90,133

**	Net of foreign capital gain taxes withheld of $0, $85, $174 and $203, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	World Core Equity Portfolio	Selectively Hedged Global Equity Portfolio	Emerging Markets Portfolio*	Emerging Markets Small Cap Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $0, $0, $19,935 and $14,219, respectively)	—	$163	$151,043	$112,885
Interest	—	—	746	754
Income from Securities Lending, Net	—	—	3,889	12,628
Expenses Allocated from Affiliated Investment Companies	—	—	(6,206)	(10,083)

Income Distributions Received from Affiliated Investment Companies	$20,507	5,684	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	20,507	5,847	149,472	116,184

Fund Expenses
Investment Management Fees	2,242	667	13,060	20,602
Accounting & Transfer Agent Fees	137	57	594	545
Custodian Fees	1	1	—	—
Filing Fees	27	24	85	50
Shareholders’ Reports	16	14	157	94
Directors’/Trustees’ Fees & Expenses	7	2	34	29
Professional Fees	9	3	37	37
Previously Waived Fees Recovered by Advisor (Note C)	16	—	—	—
Other	29	10	29	24

Total Fund Expenses	2,484	778	13,996	21,381

Fees Waived, Expenses Reimbursed by Advisor (Note C)	1,774	552	4,504	7,925

Net Expenses	710	226	9,492	13,456

Net Investment Income (Loss)	19,797	5,621	139,980	102,728

Realized and Unrealized Gain (Loss)
Capital Gain Distributions Received from Affiliated Investment Companies	13,934	4,197	—	—
Net Realized Gain (Loss) on:
Affiliated Investment Companies Shares Sold	(1,692)	7,967	—	—
Transactions Allocated from Affiliated Investment Company**	—	—	(73,267)	(49,702)
Futures	—	263	—	—
Forward Currency Contracts	—	(418)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Affiliated Investment Companies Shares	60,732	8,278	—	—
Transactions Allocated from Affiliated Investment Company	—	—	442,787	476,925
Futures	—	(91)	—	—
Forward Currency Contracts	—	344	—	—

Net Realized and Unrealized Gain (Loss)	72,974	20,540	369,520	427,223

Net Increase (Decrease) in Net Assets Resulting from Operations	$92,771	$26,161	$509,500	$529,951

**	Net of foreign capital gain taxes withheld of $0, $0, $5,794 and $7,714, respectively.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	Emerging Markets Value Portfolio*	Emerging Markets Core Equity Portfolio#	Emerging Markets Targeted Value Portfolio#	Emerging Markets ex China Core Equity Portfolio#
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies
Dividends (Net of Foreign Taxes Withheld of $57,159, $0, $0 and $0, respectively)	$460,886	—	—	—
Interest	1,466	—	—	—
Income from Securities Lending, Net	9,405	—	—	—
Expenses Allocated from Affiliated Investment Companies	(14,796)	—	—	—

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	456,961	—	—	—

Fund Investment Income
Dividends (Net of Foreign Taxes Withheld of $0, $103,816, $919 and $2,685, respectively)	—	$825,167	$6,786	$17,210
Income from Securities Lending, Net	—	35,984	298	232

Total Fund Investment Income	—	861,151	7,084	17,442

Fund Expenses
Investment Management Fees	40,121	79,663	1,149	1,713
Accounting & Transfer Agent Fees	978	3,968	55	110
Custodian Fees	—	7,878	157	379
Shareholder Servicing Fees
Institutional Class Shares[1]	24	—	—	—
Filing Fees	137	299	31	42
Shareholders’ Reports	262	743	22	16
Directors’/Trustees’ Fees & Expenses	79	179	1	4
Professional Fees	99	568	56	50
Organizational & Offering Costs	—	—	—	4
Previously Waived Fees Recovered by Advisor (Note C)	—	—	—	55
Other	68	834	9	72

Total Fund Expenses	41,768	94,132	1,480	2,445

Fees Waived, Expenses Reimbursed by Advisor (Note C)	—	—	—	212
Institutional Class Shares	10,558	—	—	—
Fees Paid Indirectly (Note C)	—	892	22	69

Net Expenses	31,210	93,240	1,458	2,164

Net Investment Income (Loss)	425,751	767,911	5,626	15,278

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	—	(303,346)	4,557	(8,988)
Affiliated Investment Companies Shares Sold	—	24	1	—
Transactions Allocated from Affiliated Investment Company**	14,022	—	—	—
Futures	—	21,786	254	249
Foreign Currency Transactions	—	(3,910)	(99)	23
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	2,793,280	18,390	52,097
Affiliated Investment Companies Shares	—	172	1	3
Transactions Allocated from Affiliated Investment Company	1,068,150	—	—	—
Futures	—	(15,235)	(98)	—
Translation of Foreign Currency-Denominated Amounts	—	(119)	3	(6)

Net Realized and Unrealized Gain (Loss)	1,082,172	2,492,652	23,009	43,378

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,507,923	$3,260,563	$28,635	$58,656

**	Net of foreign capital gain taxes withheld of $11,991, $17,503, $306 and $12, respectively.
1	Class R2 shares of the Emerging Markets Value Portfolio converted into Institutional Class shares on June 9, 2023.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Large Cap International Portfolio		International Core Equity Portfolio		Global Small Company Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$170,307	$173,632	$947,098	$1,015,999	$1,568	$1,497
Capital Gain Distributions Received from Investment Securities	—	—	—	—	1,919	3,071
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(69,911)	(72,788)	(162,570)	425,701	—	—
Affiliated Investment Companies Shares Sold	13	(41)	120	(333)	(937)	(1,418)
Transactions Allocated from Affiliated Investment Company*,**	—	—	—	—	(481)	(2,875)
Futures	8,432	(12,682)	32,560	(44,185)	—	34
Foreign Currency Transactions	91	(5,948)	(2,848)	(47,812)	—	—
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	582,750	(1,377,779)	2,887,117	(9,090,912)	—	—
Affiliated Investment Companies Shares	91	(125)	607	(769)	(3,170)	(7,951)
Transactions Allocated from Affiliated Investment Company	—	—	—	—	3,483	(8,701)
Futures	(3,575)	(202)	(19,076)	(3,107)	—	—
Translation of Foreign Currency-Denominated Amounts	934	(977)	7,274	(7,919)	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	689,132	(1,296,910)	3,690,282	(7,753,337)	2,382	(16,343)

Distributions:
Institutional Class Shares	(153,335)	(180,306)	(813,378)	(1,137,900)	(1,067)	(3,556)
Capital Share Transactions (1):
Shares Issued	812,786	1,451,460	3,267,486	6,677,971	8,814	23,030
Shares Issued in Lieu of Cash Distributions	139,664	166,053	782,611	1,093,925	1,067	3,556
Shares Redeemed	(1,190,458)	(1,351,800)	(5,765,854)	(7,302,036)	(20,517)	(23,398)

Net Increase (Decrease) from Capital Share Transactions	(238,008)	265,713	(1,715,757)	469,860	(10,636)	3,188

Total Increase (Decrease) in Net Assets	297,789	(1,211,503)	1,161,147	(8,421,377)	(9,321)	(16,711)
Net Assets
Beginning of Year	4,820,678	6,032,181	26,208,206	34,629,583	82,920	99,631

End of Year	$5,118,467	$4,820,678	$27,369,353	$26,208,206	$73,599	$82,920

(1) Shares Issued and Redeemed:
Shares Issued	33,599	60,402	230,239	474,529	660	1,720
Shares Issued in Lieu of Cash Distributions	5,698	7,097	55,029	80,934	82	241
Shares Redeemed	(48,975)	(56,865)	(407,698)	(529,452)	(1,532)	(1,759)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,678)	10,634	(122,430)	26,011	(790)	202

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $20, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $22, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International Small		Japanese Small		Asia Pacific Small
	Company Portfolio***		Company Portfolio***		Company Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$306,140	$316,287	$6,022	$7,212	$8,891	$12,767
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(124,598)	164,767	6,571	12,397	(14,428)	14,514
Futures	11,496	(19,889)	—	—	—	—
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	818,605	(3,930,327)	32,438	(107,385)	11,518	(124,402)
Futures	(4,080)	271	—	—	—	—

Net Increase (Decrease) in Net Assets Resulting from Operations	1,007,563	(3,468,891)	45,031	(87,776)	5,981	(97,121)

Distributions:
Institutional Class Shares	(431,764)	(851,167)	(15,684)	(18,487)	(23,333)	(42,269)
Capital Share Transactions (1):
Shares Issued	1,772,616	2,335,205	25,805	25,594	5,937	4,042
Shares Issued in Lieu of Cash Distributions	422,678	834,024	15,682	18,485	23,330	42,264
Shares Redeemed	(2,045,701)	(2,994,929)	(89,765)	(50,102)	(78,905)	(58,204)

Net Increase (Decrease) from Capital Share Transactions	149,593	174,300	(48,278)	(6,023)	(49,638)	(11,898)

Total Increase (Decrease) in Net Assets	725,392	(4,145,758)	(18,931)	(112,286)	(66,990)	(151,288)
Net Assets
Beginning of Year	9,320,095	13,465,853	267,551	379,837	230,202	381,490

End of Year	$10,045,487	$9,320,095	$248,620	$267,551	$163,212	$230,202

(1) Shares Issued and Redeemed:
Shares Issued	98,891	123,348	1,223	1,240	339	194
Shares Issued in Lieu of Cash Distributions	23,765	41,490	793	765	1,295	1,874
Shares Redeemed	(113,530)	(157,815)	(4,473)	(2,408)	(4,601)	(2,997)

Net Increase (Decrease) from Shares Issued and Redeemed	9,126	7,023	(2,457)	(403)	(2,967)	(929)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	United Kingdom Small Company Portfolio***		Continental Small Company Portfolio***		DFA International Real Estate Securities Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$738	$1,003	$20,803	$20,054	$190,754	$199,913
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	—	—	—	—	(375,885)	(97,218)
Affiliated Investment Companies Shares Sold	—	—	—	—	39	(101)
Transactions Allocated from Affiliated Investment Company*,**	(1,041)	(2,989)	(6,379)	(26,021)	—	—
Futures	—	—	—	—	1,094	(4,273)
Foreign Currency Transactions	—	—	—	—	(927)	(5,807)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	—	—	—	—	106,639	(1,783,196)
Affiliated Investment Companies Shares	—	—	—	—	76	(106)
Transactions Allocated from Affiliated Investment Company	2,081	(9,155)	59,050	(261,540)	—	—
Futures	—	—	—	—	(2,577)	171
Translation of Foreign Currency-Denominated Amounts	—	—	—	—	814	(1,176)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,778	(11,141)	73,474	(267,507)	(79,973)	(1,691,793)

Distributions:
Institutional Class Shares	(438)	(1,908)	(21,516)	(37,480)	—	(447,007)
Capital Share Transactions (1):
Shares Issued	2,748	2,169	6,810	69,996	430,896	1,001,675
Shares Issued in Lieu of Cash Distributions	438	1,908	21,515	37,477	—	444,430
Shares Redeemed	(4,226)	(16,763)	(39,586)	(53,922)	(1,289,028)	(842,621)

Net Increase (Decrease) from Capital Share Transactions	(1,040)	(12,686)	(11,261)	53,551	(858,132)	603,484

Total Increase (Decrease) in Net Assets	300	(25,735)	40,697	(251,436)	(938,105)	(1,535,316)
Net Assets
Beginning of Year	18,398	44,133	616,323	867,759	4,452,148	5,987,464

End of Year	$18,698	$18,398	$657,020	$616,323	$3,514,043	$4,452,148

(1) Shares Issued and Redeemed:
Shares Issued	120	97	243	2,142	117,557	242,147
Shares Issued in Lieu of Cash Distributions	19	71	775	1,270	—	96,826
Shares Redeemed	(181)	(634)	(1,391)	(2,058)	(355,417)	(209,429)

Net Increase (Decrease) from Shares Issued and Redeemed	(42)	(466)	(373)	1,354	(237,860)	129,544

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA Global Real Estate Securities Portfolio		DFA International Small Cap Value Portfolio		International Vector Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$165,245	$397,376	$360,600	$357,490	$102,890	$105,563
Capital Gain Distributions Received from Investment Securities	8,561	8,517	—	—	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	30,694	71,264	94,798	16,007	(37,192)	(2,689)
Affiliated Investment Companies Shares Sold	(56,378)	196,468	18	9	(2)	(9)
Futures	935	174	12,515	(36,186)	1,361	(3,680)
Foreign Currency Transactions	—	—	(43)	(19,023)	(374)	(5,208)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	(590,759)	(1,350,594)	1,270,150	(2,899,988)	348,448	(921,097)
Affiliated Investment Companies Shares	18,711	(1,630,271)	120	(167)	65	(86)
Futures	(1,144)	1,144	(5,611)	(1,079)	(755)	(387)
Translation of Foreign Currency-Denominated Amounts	—	—	1,733	(2,550)	446	(575)

Net Increase (Decrease) in Net Assets Resulting from Operations	(424,135)	(2,305,922)	1,734,280	(2,585,487)	414,887	(828,168)

Distributions:
Institutional Class Shares	(427,031)	(480,433)	(325,253)	(516,572)	(87,142)	(187,309)
Capital Share Transactions (1):
Shares Issued	1,700,976	2,104,042	797,051	2,106,642	255,188	877,531
Shares Issued in Lieu of Cash Distributions	409,942	461,594	279,530	455,244	86,542	186,180
Shares Redeemed	(2,468,944)	(2,445,794)	(2,108,611)	(2,579,838)	(520,271)	(882,093)

Net Increase (Decrease) from Capital Share Transactions	(358,026)	119,842	(1,032,030)	(17,952)	(178,541)	181,618

Total Increase (Decrease) in Net Assets	(1,209,192)	(2,666,513)	376,997	(3,120,011)	149,204	(833,859)
Net Assets
Beginning of Year	7,871,073	10,537,586	9,664,700	12,784,711	2,882,931	3,716,790

End of Year	$6,661,881	$7,871,073	$10,041,697	$9,664,700	$3,032,135	$2,882,931

(1) Shares Issued and Redeemed:
Shares Issued	174,511	180,469	40,801	109,457	20,731	73,372
Shares Issued in Lieu of Cash Distributions	40,790	35,644	14,462	23,531	7,002	14,949
Shares Redeemed	(252,569)	(210,655)	(107,327)	(135,322)	(42,435)	(74,366)

Net Increase (Decrease) from Shares Issued and Redeemed	(37,268)	5,458	(52,064)	(2,334)	(14,702)	13,955

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	International High Relative Profitability Portfolio		World ex U.S. Value Portfolio***		World ex U.S. Core Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$45,066	$63,382	$10,060	$9,610	$111,651	$118,511
Capital Gain Distributions Received from Investment Securities	—	—	—	195	—	—
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(21,646)	(55,920)	—	—	(55,925)	77,983
Affiliated Investment Companies Shares Sold	5	(25)	5	636	(11)	(24)
Transactions Allocated from Affiliated Investment Company*,**	—	—	(1,412)	(201)	—	—
Futures	1,386	291	—	(44)	3,739	(3,864)
Foreign Currency Transactions	222	(936)	—	—	(264)	(4,896)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	202,380	(536,106)	—	—	386,976	(1,093,022)
Affiliated Investment Companies Shares	41	(47)	2,376	(6,125)	71	(95)
Transactions Allocated from Affiliated Investment Company	—	—	22,935	(42,768)	—	—
Futures	(104)	—	—	—	(2,058)	(167)
Translation of Foreign Currency-Denominated Amounts	285	(283)	—	—	481	(568)

Net Increase (Decrease) in Net Assets Resulting from Operations	227,635	(529,644)	33,964	(38,697)	444,660	(906,142)

Distributions:
Institutional Class Shares	(42,438)	(79,006)	(9,912)	(10,666)	(109,998)	(119,142)
Capital Share Transactions (1):
Shares Issued	195,267	699,881	60,584	40,039	368,722	732,628
Shares Issued in Lieu of Cash Distributions	41,363	77,582	9,463	10,666	109,530	118,577
Shares Redeemed	(554,983)	(745,903)	(46,673)	(115,749)	(591,265)	(793,027)

Net Increase (Decrease) from Capital Share Transactions	(318,353)	31,560	23,374	(65,044)	(113,013)	58,178

Total Increase (Decrease) in Net Assets	(133,156)	(577,090)	47,426	(114,407)	221,649	(967,106)
Net Assets
Beginning of Year	1,606,634	2,183,724	194,259	308,666	3,122,060	4,089,166

End of Year	$1,473,478	$1,606,634	$241,685	$194,259	$3,343,709	$3,122,060

(1) Shares Issued and Redeemed:
Shares Issued	16,750	57,992	5,308	3,535	30,772	60,965
Shares Issued in Lieu of Cash Distributions	3,496	6,680	809	952	9,134	10,302
Shares Redeemed	(47,502)	(64,934)	(3,973)	(9,687)	(49,377)	(65,101)

Net Increase (Decrease) from Shares Issued and Redeemed	(27,256)	(262)	2,144	(5,200)	(9,471)	6,166

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $85 and $174, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $75 and $223, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	World ex U.S. Targeted Value Portfolio		World Core Equity Portfolio		Selectively Hedged Global Equity Portfolio
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$20,581	$20,671	$19,797	$22,962	$5,621	$6,856
Capital Gain Distributions Received from Investment Securities	—	—	13,934	16,695	4,197	6,687
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(12,795)	(12,143)	—	—	—	—
Affiliated Investment Companies Shares Sold	1	(1)	(1,692)	(8,828)	7,967	3,300
Futures	423	174	—	(6)	263	(251)
Foreign Currency Transactions	(77)	(839)	—	—	—	—
Forward Currency Contracts	—	—	—	—	(418)	11,432
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	81,912	(177,379)	—	—	—	—
Affiliated Investment Companies Shares	1	(1)	60,732	(213,117)	8,278	(71,420)
Futures	—	(46)	—	—	(91)	(234)
Translation of Foreign Currency-Denominated Amounts	87	71	—	—	—	—
Forward Currency Contracts	—	—	—	—	344	(243)

Net Increase (Decrease) in Net Assets Resulting from Operations	90,133	(169,493)	92,771	(182,294)	26,161	(43,873)

Distributions:
Institutional Class Shares	(19,463)	(56,676)	(33,264)	(31,168)	(24,285)	(21,529)
Capital Share Transactions (1):
Shares Issued	87,117	303,674	84,179	287,694	20,252	39,834
Shares Issued in Lieu of Cash Distributions	19,439	56,609	28,882	30,117	24,140	21,408
Shares Redeemed	(107,529)	(340,881)	(163,853)	(244,046)	(61,646)	(73,839)

Net Increase (Decrease) from Capital Share Transactions	(973)	19,402	(50,792)	73,765	(17,254)	(12,597)

Total Increase (Decrease) in Net Assets	69,697	(206,767)	8,715	(139,697)	(15,378)	(77,999)
Net Assets
Beginning of Year	567,557	774,324	949,017	1,088,714	270,708	348,707

End of Year	$637,254	$567,557	$957,732	$949,017	$255,330	$270,708

(1) Shares Issued and Redeemed:
Shares Issued	6,858	24,012	4,274	14,000	1,108	2,058
Shares Issued in Lieu of Cash Distributions	1,517	4,258	1,471	1,512	1,379	1,017
Shares Redeemed	(8,458)	(27,420)	(8,261)	(11,765)	(3,346)	(3,709)

Net Increase (Decrease) from Shares Issued and Redeemed	(83)	850	(2,516)	3,747	(859)	(634)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $203, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $429, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Portfolio***		Emerging Markets Small Cap Portfolio***		Emerging Markets Value Portfolio***
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$139,980	$156,764	$102,728	$114,895	$425,751	$530,555
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(73,267)	17,009	(49,702)	98,361	14,022	351,369
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	442,787	(1,618,027)	476,925	(1,298,644)	1,068,150	(3,262,606)

Net Increase (Decrease) in Net Assets Resulting from Operations	509,500	(1,444,254)	529,951	(1,085,388)	1,507,923	(2,380,682)

Distributions:
Class R2 Shares	—	—	—	—	—	(643)
Institutional Class Shares	(141,785)	(372,779)	(166,834)	(329,169)	(411,459)	(558,273)

Total Distributions	(141,785)	(372,779)	(166,834)	(329,169)	(411,459)	(558,916)

Capital Share Transactions (1):
Shares Issued	658,031	1,486,746	411,134	598,832	1,241,262	1,872,666
Shares Issued in Lieu of Cash Distributions	136,792	359,767	155,308	308,292	393,166	536,547
Shares Issued upon Conversion from Class R2	—	—	—	—	18,520	—
Shares Redeemed	(774,254)	(2,315,886)	(637,349)	(1,096,582)	(2,425,659)	(3,128,244)

Net Increase (Decrease) from Capital Share Transactions	20,569	(469,373)	(70,907)	(189,458)	(772,711)	(719,031)

Total Increase (Decrease) in Net Assets	388,284	(2,286,406)	292,210	(1,604,015)	323,753	(3,658,629)
Net Assets
Beginning of Year	3,938,781	6,225,187	3,511,909	5,115,924	9,613,081	13,271,710

End of Year	$4,327,065	$3,938,781	$3,804,119	$3,511,909	$9,936,834	$9,613,081

(1) Shares Issued and Redeemed:
Shares Issued	24,952	53,138	19,271	26,598	44,938	64,891
Shares Issued in Lieu of Cash Distributions	5,259	12,564	7,416	13,241	14,282	19,778
Shares Issued upon Conversion from Class R2	—	—	—	—	644	—
Shares Redeemed	(29,645)	(81,119)	(30,005)	(49,181)	(88,320)	(106,929)

Net Increase (Decrease) from Shares Issued and Redeemed	566	(15,417)	(3,318)	(9,342)	(28,456)	(22,260)

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,794, $7,714 and $11,991, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,859, $9,037 and $11,422, respectively.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Emerging Markets Core Equity Portfolio		Emerging Markets Targeted Value Portfolio		Emerging Markets ex China Core Equity Portfolioʊ
						Period
						Nov 15,
	Year	Year	Year	Year	Year	2021ʊ
	Ended	Ended	Ended	Ended	Ended	to
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$767,911	$883,592	$5,626	$5,721	$15,278	$11,116
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(303,346)	75,499	4,557	5,284	(8,988)	(19,163)
Affiliated Investment Companies Shares Sold	24	(37)	1	(1)	—	—
Futures	21,786	(37,872)	254	(135)	249	(495)
Foreign Currency Transactions	(3,910)	(25,138)	(99)	(127)	23	(256)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	2,793,280	(8,179,321)	18,390	(60,418)	52,097	(76,418)
Affiliated Investment Companies Shares	172	(254)	1	(1)	3	(3)
Futures	(15,235)	(2,325)	(98)	(54)	—	—
Translation of Foreign Currency-Denominated Amounts	(119)	(7)	3	259	(6)	(1)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,260,563	(7,285,863)	28,635	(49,472)	58,656	(85,220)

Distributions:
Institutional Class Shares	(718,790)	(942,726)	(8,593)	(22,133)	(14,175)	(10,224)
Capital Share Transactions (1):
Shares Issued	3,784,373	7,057,849	40,849	87,606	236,642	729,801
Shares Issued in Lieu of Cash Distributions	685,310	895,345	8,389	21,501	12,679	9,316
Shares Redeemed	(4,985,104)	(7,911,399)	(40,028)	(82,497)	(147,159)	(219,226)

Net Increase (Decrease) from Capital Share Transactions	(515,421)	41,795	9,210	26,610	102,162	519,891

Total Increase (Decrease) in Net Assets	2,026,352	(8,186,794)	29,252	(44,995)	146,643	424,447
Net Assets
Beginning of Year	20,968,575	29,155,369	189,926	234,921	424,447	—

End of Year	$22,994,927	$20,968,575	$219,178	$189,926	$571,090	$424,447

(1) Shares Issued and Redeemed:
Shares Issued	180,050	315,242	3,944	8,132	27,058	79,414
Shares Issued in Lieu of Cash Distributions	32,622	43,699	836	1,847	1,440	1,143
Shares Redeemed	(237,918)	(361,196)	(3,874)	(7,430)	(16,908)	(25,861)

Net Increase (Decrease) from Shares Issued and Redeemed	(25,246)	(2,255)	906	2,549	11,590	54,696

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $17,503, $306 and $12, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,895, $349 and $6, respectively.
ʊ	The Portfolio commenced operations on November 15, 2021.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Large Cap International Portfolio					International Core Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$21.06	$27.63	$20.90	$22.78	$21.29	$12.22	$16.35	$12.08	$13.19	$12.65

Income from Investment Operations (A)
Net Investment Income (Loss)	0.76	0.78	0.70	0.49	0.70	0.46	0.47	0.40	0.28	0.41
Net Gains (Losses) on Securities (Realized and Unrealized)	2.22	(6.54)	6.70	(1.87)	1.47	1.25	(4.07)	4.24	(1.11)	0.53

Total from Investment Operations	2.98	(5.76)	7.40	(1.38)	2.17	1.71	(3.60)	4.64	(0.83)	0.94

Less Distributions:
Net Investment Income	(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Total Distributions	(0.70)	(0.81)	(0.67)	(0.50)	(0.68)	(0.40)	(0.53)	(0.37)	(0.28)	(0.40)

Net Asset Value, End of Year	$23.34	$21.06	$27.63	$20.90	$22.78	$13.53	$12.22	$16.35	$12.08	$13.19

Total Return	14.00%	(21.12%)	35.55%	(6.05%)	10.38%	13.84%	(22.29%)	38.56%	(6.32%)	7.67%

Net Assets, End of Year (thousands)	$5,118,467	$4,820,678	$6,032,181	$4,700,488	$5,356,475	$27,369,353	$26,208,206	$34,629,583	$24,965,561	$30,559,427
Ratio of Expenses to Average Net Assets	0.17%	0.17%	0.19%	0.22%	0.23%	0.23%	0.24%	0.25%	0.30%	0.29%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.17%	0.17%	0.19%	0.23%	0.24%	0.23%	0.24%	0.25%	0.30%	0.31%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.17%	2.65%	2.31%	3.22%	3.21%	3.27%	2.56%	2.24%	3.21%
Portfolio Turnover Rate	8%	9%	14%	19%	7%	9%	11%	8%	4%	6%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Global Small Company Portfolio					International Small Company Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$12.52	$15.52	$10.50	$11.07	$10.73	$15.93	$23.29	$16.84	$18.21	$18.46

Income from Investment Operations (A)
Net Investment Income (Loss)	0.24	0.23	0.22	0.15	0.18	0.52	0.54	0.41	0.33	0.43
Net Gains (Losses) on Securities (Realized and Unrealized)	0.02	(2.68)	4.97	(0.55)	0.27	1.19	(6.44)	6.42	(0.93)	0.58

Total from Investment Operations	0.26	(2.45)	5.19	(0.40)	0.45	1.71	(5.90)	6.83	(0.60)	1.01

Less Distributions:
Net Investment Income	(0.16)	(0.25)	(0.17)	(0.17)	(0.11)	(0.53)	(0.67)	(0.38)	(0.37)	(0.44)
Net Realized Gains	—	(0.30)	—	—	—	(0.21)	(0.79)	—	(0.40)	(0.82)

Total Distributions	(0.16)	(0.55)	(0.17)	(0.17)	(0.11)	(0.74)	(1.46)	(0.38)	(0.77)	(1.26)

Net Asset Value, End of Year	$12.62	$12.52	$15.52	$10.50	$11.07	$16.90	$15.93	$23.29	$16.84	$18.21

Total Return	2.05%	(16.32%)	49.81%	(3.75%)	4.29%	10.58%	(26.55%)	40.83%	(3.64%)	6.44%

Net Assets, End of Year (thousands)	$73,599	$82,920	$99,631	$43,568	$41,286	$10,045,487	$9,320,095	$13,465,853	$10,148,132	$12,750,110
Ratio of Expenses to Average Net Assets *(B)	0.42%	0.44%	0.47%	0.47%	0.49%	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *(B)	0.64%	0.66%	0.71%	0.85%	0.93%	0.39%	0.41%	0.46%	0.53%	0.54%
Ratio of Net Investment Income to Average Net Assets	1.81%	1.66%	1.49%	1.50%	1.69%	2.89%	2.79%	1.90%	1.96%	2.44%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.22%	0.22%	0.24%	0.27%	0.27%	0.12%	0.12%	0.12%	0.12%	0.12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Japanese Small Company Portfolio					Asia Pacific Small Company Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$18.69	$25.80	$23.39	$24.89	$25.70	$17.39	$26.94	$20.13	$21.11	$20.83

Income from Investment Operations (A)
Net Investment Income (Loss)	0.49	0.48	0.44	0.40	0.45	0.73	0.84	0.75	0.75	0.77
Net Gains (Losses) on Securities (Realized and Unrealized)	2.87	(6.33)	2.51	(0.91)	0.37	(0.46)	(7.40)	6.74	(0.77)	0.19

Total from Investment Operations	3.36	(5.85)	2.95	(0.51)	0.82	0.27	(6.56)	7.49	(0.02)	0.96

Less Distributions:
Net Investment Income	(0.26)	(0.53)	(0.54)	(0.61)	(0.28)	(0.75)	(1.07)	(0.68)	(0.96)	(0.68)
Net Realized Gains	(0.83)	(0.73)	—	(0.38)	(1.35)	(1.01)	(1.92)	—	—	—

Total Distributions	(1.09)	(1.26)	(0.54)	(0.99)	(1.63)	(1.76)	(2.99)	(0.68)	(0.96)	(0.68)

Net Asset Value, End of Year	$20.96	$18.69	$25.80	$23.39	$24.89	$15.90	$17.39	$26.94	$20.13	$21.11

Total Return	18.33%	(23.79%)	12.66%	(2.32%)	4.01%	0.37%	(26.90%)	37.81%	(0.23%)	4.81%

Net Assets, End of Year (thousands)	$248,620	$267,551	$379,837	$466,696	$640,068	$163,212	$230,202	$381,490	$378,682	$340,649
Ratio of Expenses to Average Net Assets	0.40%	0.42%	0.47%	0.54%	0.55%	0.40%	0.42%	0.48%	0.54%	0.57%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.50%	0.52%	0.57%	0.64%	0.65%	0.50%	0.52%	0.58%	0.64%	0.67%
Ratio of Net Investment Income to Average Net Assets	2.33%	2.24%	1.69%	1.74%	1.91%	4.08%	3.95%	3.01%	3.92%	3.65%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	United Kingdom Small Company Portfolio					Continental Small Company Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$19.89	$31.72	$21.35	$27.85	$26.95	$23.75	$35.27	$23.82	$24.84	$24.37

Income from Investment Operations (A)
Net Investment Income (Loss)	0.82	0.94	0.58	0.43	0.76	0.81	0.76	0.57	0.40	0.55
Net Gains (Losses) on Securities (Realized and Unrealized)	0.96	(11.25)	10.31	(4.00)	1.68	1.96	(10.80)	11.45	(1.04)	1.23

Total from Investment Operations	1.78	(10.31)	10.89	(3.57)	2.44	2.77	(10.04)	12.02	(0.64)	1.78

Less Distributions:
Net Investment Income	(0.50)	(0.97)	(0.52)	(0.68)	(0.47)	(0.84)	(0.80)	(0.57)	(0.38)	(0.51)
Net Realized Gains	—	(0.55)	—	(2.25)	(1.07)	—	(0.68)	—	—	(0.80)

Total Distributions	(0.50)	(1.52)	(0.52)	(2.93)	(1.54)	(0.84)	(1.48)	(0.57)	(0.38)	(1.31)

Net Asset Value, End of Year	$21.17	$19.89	$31.72	$21.35	$27.85	$25.68	$23.75	$35.27	$23.82	$24.84

Total Return	8.78%	(33.62%)	51.31%	(15.27%)	10.14%	11.43%	(29.26%)	50.70%	(2.63%)	7.94%

Net Assets, End of Year (thousands)	$18,698	$18,398	$44,133	$16,867	$26,540	$657,020	$616,323	$867,759	$537,744	$657,105
Ratio of Expenses to Average Net Assets	0.51%	0.56%	0.59%	0.59%	0.59%	0.39%	0.42%	0.47%	0.54%	0.56%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.61%	0.66%	0.74%	0.86%	0.82%	0.49%	0.52%	0.57%	0.64%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.50%	3.62%	1.88%	1.89%	2.92%	2.88%	2.61%	1.76%	1.68%	2.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Real Estate Securities Portfolio					DFA Global Real Estate Securities Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$3.38	$5.04	$3.77	$5.61	$4.85	$9.86		$13.29		$9.57		$12.71		$10.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.16	0.15	0.16	0.15	0.20	0.21		0.49		0.16		0.68		0.34	**
Net Gains (Losses) on Securities (Realized and Unrealized)	(0.28)	(1.44)	1.11	(1.35)	0.83	(0.76)		(3.32)		3.80		(3.00)		2.16	**

Total from Investment Operations	(0.12)	(1.29)	1.27	(1.20)	1.03	(0.55)		(2.83)		3.96		(2.32)		2.50

Less Distributions:
Net Investment Income	—	(0.37)	—	(0.64)	(0.27)	(0.14)		(0.48)		(0.20)		(0.70)		(0.50)
Net Realized Gains	—	—	—	—	—	(0.41)		(0.12)		(0.04)		(0.12)		(—)

Total Distributions	—	(0.37)	—	(0.64)	(0.27)	(0.55)		(0.60)		(0.24)		(0.82)		(0.50)

Net Asset Value, End of Year	$3.26	$3.38	$5.04	$3.77	$5.61	$8.76		$9.86		$13.29		$9.57		$12.71

Total Return	(3.55%)	(27.50%)	33.69%	(23.98%)	22.54%	(6.27%)		(22.34%)		42.08%		(19.28%)		24.55%

Net Assets, End of Year (thousands)	$3,514,043	$4,452,148	$5,987,464	$4,646,848	$6,297,963	$6,661,881		$7,871,073		$10,537,586		$7,225,825		$9,269,011
Ratio of Expenses to Average Net Assets *	0.26%	0.27%	0.27%	0.26%	0.27%	0.23	%(B)	0.24	%(B)	0.24	%(B)	0.24	%(B)	0.24	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.27%	0.27%	0.27%	0.27%	0.28%	0.31	%(B)	0.33	%(B)	0.34	%(B)	0.34	%(B)	0.35	%(B)
Ratio of Net Investment Income to Average Net Assets	4.30%	3.67%	3.29%	3.61%	4.01%	2.12%		4.14%		1.33%		6.44%		2.95	%**
Portfolio Turnover Rate	6%	6%	8%	12%	8%	0%		1%		1%		0%		0%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.09%		0.10%		0.11%		0.12%		0.13%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Small Cap Value Portfolio					International Vector Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$16.81	$22.14	$15.65	$18.58	$19.24	$10.67	$14.51	$10.42	$11.62	$11.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.66	0.61	0.44	0.33	0.45	0.40	0.40	0.32	0.23	0.33
Net Gains (Losses) on Securities (Realized and Unrealized)	2.33	(5.05)	6.48	(2.65)	(0.01)	1.14	(3.52)	4.06	(1.20)	0.24

Total from Investment Operations	2.99	(4.44)	6.92	(2.32)	0.44	1.54	(3.12)	4.38	(0.97)	0.57

Less Distributions:
Net Investment Income	(0.60)	(0.73)	(0.43)	(0.32)	(0.48)	(0.34)	(0.45)	(0.29)	(0.23)	(0.34)
Net Realized Gains	—	(0.16)	—	(0.29)	(0.62)	—	(0.27)	—	—	(0.35)

Total Distributions	(0.60)	(0.89)	(0.43)	(0.61)	(1.10)	(0.34)	(0.72)	(0.29)	(0.23)	(0.69)

Net Asset Value, End of Year	$19.20	$16.81	$22.14	$15.65	$18.58	$11.87	$10.67	$14.51	$10.42	$11.62

Total Return	17.80%	(20.53%)	44.61%	(13.03%)	2.94%	14.34%	(22.16%)	42.24%	(8.41%)	5.49%

Net Assets, End of Year (thousands)	$10,041,697	$9,664,700	$12,784,711	$9,887,928	$13,428,084	$3,032,135	$2,882,931	$3,716,790	$2,722,859	$2,578,134
Ratio of Expenses to Average Net Assets	0.43%	0.46%	0.53%	0.65%	0.68%	0.34%	0.36%	0.42%	0.47%	0.50%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.43%	0.46%	0.53%	0.66%	0.69%	0.34%	0.36%	0.42%	0.48%	0.50%
Ratio of Net Investment Income to Average Net Assets	3.35%	3.13%	2.13%	2.02%	2.48%	3.20%	3.16%	2.35%	2.20%	2.94%
Portfolio Turnover Rate	13%	24%	15%	14%	18%	13%	17%	15%	18%	17%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	International High Relative Profitability Portfolio					World Ex U.S. Value Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023		Year Ended Oct 31, 2022		Year Ended Oct 31, 2021		Year Ended Oct 31, 2020		Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$10.12	$13.73	$10.64	$10.74	$9.71	$10.14		$12.67		$8.99		$10.97		$11.16

Income from Investment Operations (A)
Net Investment Income (Loss)	0.32	0.38	0.30	0.21	0.27	0.48		0.47		0.38		0.25		0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	1.07	(3.51)	3.08	(0.13)	1.00	1.20		(2.49)		3.66		(1.96)		0.04

Total from Investment Operations	1.39	(3.13)	3.38	0.08	1.27	1.68		(2.02)		4.04		(1.71)		0.39

Less Distributions:
Net Investment Income	(0.31)	(0.37)	(0.29)	(0.18)	(0.24)	(0.48)		(0.51)		(0.36)		(0.27)		(0.35)
Net Realized Gains	—	(0.11)	—	—	—	—		—		—		—		(0.23)

Total Distributions	(0.31)	(0.48)	(0.29)	(0.18)	(0.24)	(0.48)		(0.51)		(0.36)		(0.27)		(0.58)

Net Asset Value, End of Year	$11.20	$10.12	$13.73	$10.64	$10.74	$11.34		$10.14		$12.67		$8.99		$10.97

Total Return	13.58%	(23.22%)	31.85%	0.80%	13.19%	16.53%		(16.23%)		45.23%		(15.76%)		3.75%

Net Assets, End of Year (thousands)	$1,473,478	$1,606,634	$2,183,724	$1,475,345	$658,448	$241,685		$194,259		$308,666		$206,915		$302,369
Ratio of Expenses to Average Net Assets *	0.30%	0.30%	0.30%	0.30%	0.33%	0.36	%(B)	0.40	%(B)	0.44	%(B)	0.50	%(B)	0.54	%(B)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly) *	0.30%	0.30%	0.30%	0.31%	0.34%	0.55	%(B)	0.59	%(B)	0.64	%(B)	0.71	%(B)	0.76	%(B)
Ratio of Net Investment Income to Average Net Assets	2.71%	3.15%	2.30%	1.97%	2.69%	4.08%		4.02%		3.14%		2.56%		3.25%
Portfolio Turnover Rate	11%	22%	15%	15%	9%	N/A		N/A		N/A		N/A		N/A

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	N/A	N/A	N/A	N/A	N/A	0.19%		0.19%		0.20%		0.23%		0.24%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Ex U.S. Core Equity Portfolio					World Ex U.S. Targeted Value Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$10.35	$13.84	$10.44	$11.17	$10.65	$11.02	$15.29	$10.91	$12.45	$12.52

Income from Investment Operations (A)
Net Investment Income (Loss)	0.38	0.40	0.33	0.24	0.33	0.40	0.39	0.32	0.23	0.32
Net Gains (Losses) on Securities (Realized and Unrealized)	1.08	(3.48)	3.40	(0.74)	0.56	1.35	(3.55)	4.34	(1.45)	0.26

Total from Investment Operations	1.46	(3.08)	3.73	(0.50)	0.89	1.75	(3.16)	4.66	(1.22)	0.58

Less Distributions:
Net Investment Income	(0.37)	(0.41)	(0.33)	(0.23)	(0.32)	(0.38)	(0.39)	(0.28)	(0.21)	(0.29)
Net Realized Gains	—	—	—	—	(0.05)	—	(0.72)	—	(0.11)	(0.36)

Total Distributions	(0.37)	(0.41)	(0.33)	(0.23)	(0.37)	(0.38)	(1.11)	(0.28)	(0.32)	(0.65)

Net Asset Value, End of Year	$11.44	$10.35	$13.84	$10.44	$11.17	$12.39	$11.02	$15.29	$10.91	$12.45

Total Return	14.01%	(22.55%)	35.87%	(4.42%)	8.64%	15.76%	(21.77%)	42.81%	(9.96%)	4.99%

Net Assets, End of Year (thousands)	$3,343,709	$3,122,060	$4,089,166	$3,210,237	$3,719,313	$637,254	$567,557	$774,324	$508,058	$533,046
Ratio of Expenses to Average Net Assets	0.30%	0.30%	0.32%	0.35%	0.37%	0.48%	0.52%	0.55%	0.64%	0.68%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.30%	0.30%	0.32%	0.36%	0.38%	0.48%	0.52%	0.55%	0.64%	0.69%
Ratio of Net Investment Income to Average Net Assets	3.12%	3.25%	2.49%	2.26%	3.02%	3.08%	2.98%	2.20%	2.02%	2.58%
Portfolio Turnover Rate	10%	12%	6%	13%	8%	24%	35%	28%	22%	27%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	World Core Equity Portfolio					Selectively Hedged Global Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$18.24	$22.56	$16.29	$16.42	$15.40	$18.09	$22.35	$16.21	$16.54	$15.71

Income from Investment Operations (A)
Net Investment Income (Loss)	0.39	0.45	0.34	0.29	0.35	0.37	0.44	0.33	0.28	0.35
Net Gains (Losses) on Securities (Realized and Unrealized)	1.38	(4.15)	6.27	(0.10)	1.13	1.28	(3.29)	6.21	(0.18)	1.12

Total from Investment Operations	1.77	(3.70)	6.61	0.19	1.48	1.65	(2.85)	6.54	0.10	1.47

Less Distributions:
Net Investment Income	(0.39)	(0.45)	(0.34)	(0.29)	(0.35)	(1.03)	(0.44)	(0.20)	(0.43)	(0.44)
Net Realized Gains	(0.27)	(0.17)	—	(0.03)	(0.11)	(0.61)	(0.97)	(0.20)	—	(0.20)

Total Distributions	(0.66)	(0.62)	(0.34)	(0.32)	(0.46)	(1.64)	(1.41)	(0.40)	(0.43)	(0.64)

Net Asset Value, End of Year	$19.35	$18.24	$22.56	$16.29	$16.42	$18.10	$18.09	$22.35	$16.21	$16.54

Total Return	9.65%	(16.62%)	40.75%	1.25%	9.94%	9.43%	(13.65%)	40.81%	0.47%	10.10%

Net Assets, End of Year (thousands)	$957,732	$949,017	$1,088,714	$769,602	$879,553	$255,330	$270,708	$348,707	$288,509	$375,832
Ratio of Expenses to Average Net Assets *	0.27%	0.27%	0.28%	0.32%	0.33%	0.32%	0.31%	0.32%	0.36%	0.37%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor) *	0.44%	0.45%	0.46%	0.56%	0.60%	0.52%	0.51%	0.53%	0.61%	0.63%
Ratio of Net Investment Income to Average Net Assets	1.94%	2.22%	1.64%	1.81%	2.23%	2.02%	2.25%	1.60%	1.78%	2.25%

* The Ratio of Expenses to Average Net Assets is inclusive of acquired fund fees and expenses incurred by the Portfolio indirectly as a result of Portfolio’s investment in Underlying Funds as follows:	0.20%	0.20%	0.22%	0.25%	0.27%	0.23%	0.24%	0.25%	0.28%	0.30%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Portfolio					Emerging Markets Small Cap Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$22.78	$33.05	$27.64	$27.56	$25.46	$18.76	$26.03	$19.67	$20.07	$18.72

Income from Investment Operations (A)
Net Investment Income (Loss)	0.82	0.88	0.74	0.55	0.73	0.55	0.59	0.52	0.41	0.48
Net Gains (Losses) on Securities (Realized and Unrealized)	2.17	(9.07)	5.32	0.07	2.05	2.28	(6.16)	6.41	(0.24)	1.87

Total from Investment Operations	2.99	(8.19)	6.06	0.62	2.78	2.83	(5.57)	6.93	0.17	2.35

Less Distributions:
Net Investment Income	(0.77)	(0.91)	(0.65)	(0.54)	(0.68)	(0.49)	(1.00)	(0.57)	(0.44)	(0.46)
Net Realized Gains	(0.06)	(1.17)	—	—	—	(0.41)	(0.70)	—	(0.13)	(0.54)

Total Distributions	(0.83)	(2.08)	(0.65)	(0.54)	(0.68)	(0.90)	(1.70)	(0.57)	(0.57)	(1.00)

Net Asset Value, End of Year	$24.94	$22.78	$33.05	$27.64	$27.56	$20.69	$18.76	$26.03	$19.67	$20.07

Total Return	13.02%	(25.94%)	21.91%	2.36%	11.06%	15.09%	(22.57%)	35.51%	0.81%	12.96%

Net Assets, End of Year (thousands)	$4,327,065	$3,938,781	$6,225,187	$5,652,358	$5,968,318	$3,804,119	$3,511,909	$5,115,924	$4,879,733	$6,423,859
Ratio of Expenses to Average Net Assets	0.35%	0.36%	0.39%	0.44%	0.48%	0.59%	0.59%	0.63%	0.69%	0.72%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.45%	0.46%	0.49%	0.54%	0.58%	0.79%	0.79%	0.83%	0.89%	0.92%
Ratio of Net Investment Income to Average Net Assets	3.11%	3.05%	2.19%	2.07%	2.70%	2.59%	2.57%	2.10%	2.20%	2.44%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Value Portfolio					Emerging Markets Core Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$24.08	$31.48	$23.93	$27.34	$26.81	$18.13	$25.16	$20.34	$20.59	$18.95

Income from Investment Operations (A)
Net Investment Income (Loss)	1.12	1.32	0.90	0.71	0.70	0.67	0.75	0.57	0.43	0.53
Net Gains (Losses) on Securities (Realized and Unrealized)	2.68	(7.34)	7.50	(3.35)	0.57	2.15	(6.97)	4.76	(0.22)	1.64

Total from Investment Operations	3.80	(6.02)	8.40	(2.64)	1.27	2.82	(6.22)	5.33	0.21	2.17

Less Distributions:
Net Investment Income	(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Total Distributions	(1.09)	(1.39)	(0.85)	(0.77)	(0.74)	(0.63)	(0.81)	(0.51)	(0.46)	(0.53)

Net Asset Value, End of Year	$26.79	$24.08	$31.48	$23.93	$27.34	$20.32	$18.13	$25.16	$20.34	$20.59

Total Return	15.71%	(19.51%)	35.24%	(9.75%)	4.83%	15.49%	(25.06%)	26.19%	1.13%	11.61%

Net Assets, End of Year (thousands)	$9,936,834	$9,600,125	$13,258,001	$12,596,902	$17,161,936	$22,994,927	$20,968,575	$29,155,369	$24,780,700	$28,622,610
Ratio of Expenses to Average Net Assets	0.44%	0.45%	0.49%	0.52%	0.56%	0.39%	0.40%	0.42%	0.49%	0.52%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.54%	0.55%	0.59%	0.62%	0.66%	0.39%	0.40%	0.42%	0.50%	0.53%
Ratio of Net Investment Income to Average Net Assets	4.03%	4.49%	2.92%	2.87%	2.54%	3.18%	3.33%	2.26%	2.19%	2.62%
Portfolio Turnover Rate	N/A	N/A	N/A	N/A	N/A	11%	14%	10%	15%	4%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	Emerging Markets Targeted Value Portfolio						Emerging Markets Ex China Core Equity Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Period Nov 14, 2018ʊ to Oct 31, 2019		Year Ended Oct 31, 2023	Period Nov 15, 2021ʊ to Oct 31, 2022
Net Asset Value, Beginning of Period	$9.29	$13.13	$9.71	$10.43	$10.00		$7.76	$10.00

Income from Investment Operations (A)
Net Investment Income (Loss)	0.27	0.30	0.28	0.21	0.24		0.26	0.28
Net Gains (Losses) on Securities (Realized and Unrealized)	1.13	(2.85)	3.39	(0.59)	0.20		0.83	(2.28)

Total from Investment Operations	1.40	(2.55)	3.67	(0.38)	0.44		1.09	(2.00)

Less Distributions:
Net Investment Income	(0.24)	(0.42)	(0.23)	(0.23)	(0.01)		(0.23)	(0.24)
Net Realized Gains	(0.18)	(0.87)	(0.02)	(0.11)	—		—	—

Total Distributions	(0.42)	(1.29)	(0.25)	(0.34)	(0.01)		(0.23)	(0.24)

Net Asset Value, End of Period	$10.27	$9.29	$13.13	$9.71	$10.43		$8.62	$7.76

Total Return	15.20%	(21.40%)	38.29%	(3.89%)	4.38	%(C)	14.04%	(20.16	%)(C)

Net Assets, End of Period (thousands)	$219,178	$189,926	$234,921	$170,163	$114,360		$571,090	$424,447
Ratio of Expenses to Average Net Assets	0.66%	0.66%	0.72%	0.84%	0.85	%(D)(E)	0.42%	0.43	%(D)
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor and Fees Paid Indirectly)	0.67%	0.66%	0.72%	0.87%	0.95	%(D)(E)	0.47%	0.54	%(D)
Ratio of Net Investment Income to Average Net Assets	2.55%	2.72%	2.19%	2.26%	2.30	%(D)(E)	2.94%	3.20	%(D)
Portfolio Turnover Rate	24%	28%	29%	34%	12	%(C)	16%	41	%(C)

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DFA INVESTMENT DIMENSIONS GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of one hundred and two operational portfolios, of which twenty-four (the “Portfolios”) are included in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolios are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

Of the Portfolios, seven invest all of their assets in a corresponding series or fund (each such Portfolio, a “Feeder Fund”). Of the Feeder Funds, six invest all of their assets in a corresponding series of The DFA Investment Trust Company (“DFAITC”) and one invests all of its assets in the Dimensional Emerging Markets Value Fund (“DEM”) (each such series within DFAITC and DEM, a “Master Fund”, treated as partnerships for federal income tax purposes). Six of the Portfolios generally allocate their assets among other funds managed by Dimensional Fund Advisors LP (each such Portfolio, a “Fund of Funds”). The Fund of Funds may also invest in affiliated and unaffiliated registered and unregistered money market funds. The International Small Company Portfolio invests in five Master Funds within DFAITC. The Global Small Company Portfolio invests in six Master Funds within DFAITC and one underlying fund within the Fund (each such underlying fund within the Fund, an “Underlying Fund”). The DFA Global Real Estate Securities Portfolio invests in two Underlying Funds within the Fund and directly in securities. The World ex U.S. Value Portfolio invests in three Master/Underlying Funds within the Fund, DFAITC, and DEM. The World Core Equity Portfolio and Selectively Hedged Global Equity Portfolio each invest in three Underlying Funds within the Fund. As of October 31, 2023, the following Portfolios were the owner of record of the following approximate percentages of the total outstanding shares of the following Master/Underlying Funds as detailed below:

Feeder Funds	Master/Underlying Funds	Percentage Ownership at 10/31/23
Japanese Small Company Portfolio	The Japanese Small Company Series	10%
Asia Pacific Small Company Portfolio	The Asia Pacific Small Company Series	14%
United Kingdom Small Company Portfolio	The United Kingdom Small Company Series	43%
Continental Small Company Portfolio	The Continental Small Company Series	—
Emerging Markets Portfolio	The Emerging Markets Series	99%
Emerging Markets Small Cap Portfolio	The Emerging Markets Small Cap Series	—
Emerging Markets Value Portfolio	Dimensional Emerging Markets Value Fund	98%

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/23
International Small Company Portfolio	The Continental Small Company Series	86%
	The Japanese Small Company Series	91%
	The United Kingdom Small Company Series	98%
	The Asia Pacific Small Company Series	86%
	The Canadian Small Company Series	96%

Global Small Company Portfolio	U.S. Small Cap Portfolio	—
	The Continental Small Company Series	—
	The Japanese Small Company Series	—
	The Asia Pacific Small Company Series	—

Funds of Funds	Underlying Funds	Percentage Ownership at 10/31/23
	The Canadian Small Company Series	—
	The Emerging Markets Small Cap Series	—
	The United Kingdom Small Company Series	—

DFA Global Real Estate Securities Portfolio*	DFA Real Estate Securities Portfolio	—
	DFA International Real Estate Securities Portfolio	59%

World ex U.S. Value Portfolio	Dimensional Emerging Markets Value Fund	7%
	DFA International Small Cap Value Portfolio	—
	The DFA International Value Series	—

World Core Equity Portfolio	U.S. Core Equity 1 Portfolio	2%
	International Core Equity Portfolio	1%
	Emerging Markets Core Equity Portfolio	—

Selectively Hedged Global Equity Portfolio	U.S. Core Equity 2 Portfolio	1%
	International Core Equity Portfolio	—
	Emerging Markets Core Equity Portfolio	—

*	DFA Global Real Estate Securities Portfolio invests in two Underlying Funds as indicated and securities listed on its Summary Schedule of Investments.

To achieve its investment objective, each Feeder Fund and Fund of Funds invests substantially all of its assets in corresponding Master and/or Underlying Funds as indicated above. The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each Feeder Fund and Fund of Funds also invests in short-term temporary cash investments and futures. In addition, each Fund of Funds may engage in forward currency contracts.

The financial statements of the Feeder Funds’ Master Funds are included elsewhere in this report and should be read in conjunction with the financial statements of the Feeder Funds.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Securities held by Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Core Equity Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, International High Relative Profitability Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio (the “International Equity Portfolios”), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the International Equity Portfolios value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Debt securities held by the Portfolios are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

Shares held by the Portfolios in other investment companies (such as the Master/Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Feeder Funds’, International Small Company Portfolio’s, Global Small Company Portfolio’s and World ex U.S. Value Portfolio’s investments in series of either DFAITC or DEM reflect their proportionate interest in the net assets of such corresponding Master Fund(s). These valuations are classified as Level 1 in the hierarchy.

A summary of the inputs used to value the Portfolios’ investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings/Schedule of Investments (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Portfolios whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Portfolios enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Portfolios also enter into forward currency contracts for the purpose of hedging against fluctuations in currency exchange rates. These contracts are marked-to-market daily based on daily forward exchange rates.

The International Equity Portfolios do not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized. However, the Selectively Hedged Global Equity Portfolio does isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the International Equity Portfolios and Selectively Hedged Global Equity Portfolio and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities/affiliated investment companies and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and from the investment in affiliated investment companies that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolios estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on debt securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Portfolio are directly charged. Common expenses of the Fund or the Portfolios are allocated using methods approved by the Board, generally based on average net assets.

Organizational costs are expensed during the fiscal year of inception of the Portfolios. Offering costs are amortized over a twelve-month period from the inception of the Portfolios.

The Feeder Funds, International Small Company Portfolio, Global Small Company Portfolio, and World ex U.S. Value Portfolio recognize their pro-rata shares of net investment income and realized and unrealized gains/losses on a daily basis from their respective Master Fund(s) within DFAITC or DEM, which are treated as partnerships for federal income tax purposes.

The Portfolios may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Portfolios accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, World ex U.S. Core Portfolio, World ex U.S. Targeted Value Portfolio, Emerging Markets Core Equity Portfolio, Emerging Markets Targeted Value Portfolio and Emerging Markets ex China Core Equity Portfolio are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolios. For the year ended October 31, 2023, the Portfolios’ investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

Large Cap International Portfolio	0.14%
International Core Equity Portfolio	0.20%
Global Small Company Portfolio	0.35%
International Small Company Portfolio	0.25%
Japanese Small Company Portfolio	0.35%
Asia Pacific Small Company Portfolio	0.35%
United Kingdom Small Company Portfolio	0.35%
Continental Small Company Portfolio	0.35%
DFA International Real Estate Securities Portfolio	0.24%
DFA Global Real Estate Securities Portfolio	0.19%*
DFA International Small Cap Value Portfolio	0.39%

International Vector Equity Portfolio	0.30%
International High Relative Profitability Portfolio	0.25%
World ex U.S. Value Portfolio	0.32%
World ex U.S. Core Equity Portfolio	0.25%
World ex U.S. Targeted Value Portfolio	0.40%
World Core Equity Portfolio	0.22%
Selectively Hedged Global Equity Portfolio	0.24%
Emerging Markets Portfolio	0.29%
Emerging Markets Small Cap Portfolio	0.52%
Emerging Markets Value Portfolio	0.38%
Emerging Markets Core Equity Portfolio	0.33%
Emerging Markets Targeted Value Portfolio	0.52%
Emerging Markets ex China Core Equity Portfolio	0.33%

*	Effective as of February 28, 2023, the management fee payable by the DFA Global Real Estate Securities Portfolio was reduced from 0.20% to 0.19%.

Pursuant to Amended and Restated Fee Waiver and/or Expense Assumption Agreements (each, a “Fee Waiver Agreement”), the Advisor has contractually agreed to waive certain fees, and in certain instances, assume certain expenses of the Portfolios, as described in the notes below. The Fee Waiver Agreements for the non-Feeder Funds, and a portion of the Fee Waiver Agreement for certain Feeder Funds below, will remain in effect through February 28, 2024, may only be terminated by the Fund’s Board of Directors prior to that date and shall continue in effect from year to year thereafter unless terminated by the Fund or the Advisor. The Fee Waiver Agreement with respect to the total management fees paid by the Feeder Funds, as described in the notes below, will remain in effect permanently, unless terminated by a Feeder Fund. During the year ended October 31, 2023, the Portfolios had expense limits based on a percentage of average net assets on an annualized basis, and the Advisor recovered previously waived fees and/or assumed expenses (amounts in thousands), as listed below. The net amount of waived fees/expenses assumed (recovered previously waived fees/expenses assumed) during the year ended October 31, 2023, and the previously waived fees/expenses assumed subject to future recovery by the Advisor as of October 31, 2023, are also reflected below (amounts in thousands). At any time that the Portfolio Expenses (defined below) of a class of a Portfolio are less than the applicable Expense Limitation Amount/Total Management Fee Limit listed below, the Advisor retains the right to recover fees previously waived and/or expenses previously assumed to the extent that the expense ratio following such recovery would be less than the Expense Limitation Amount/Total Management Fee Limit that was in place when such prior year fees were waived and/or expenses assumed, and less than the current Expense Limitation Amount/Total Management Fee Limit in place for the Portfolio. The Advisor, however, will not be reimbursed by a Feeder Portfolio in connection with its Permanent Fee Waiver. The Fund, on behalf of a Portfolio, is also not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of recovery. With respect to the World ex U.S. Value Portfolio, World Core Equity Portfolio, World ex U.S. Targeted Value Portfolio and Selectively Hedged Global Equity Portfolio, the Advisor shall also not be reimbursed for any management fees previously waived to offset a Portfolio’s proportionate share of the management fees paid by such Portfolio through its investment in other funds managed by the Advisor.

Institutional Class Shares	Expense Limitation Amount	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
Large Cap International Portfolio (1)	0.24%	—	—	—	—
International Core Equity Portfolio (1)	0.30%	—	—	—	—
Global Small Company Portfolio (2)	0.42%	—	$6	$194	$619
International Small Company Portfolio (3)	0.45%	—	—	—	—
Japanese Small Company Portfolio (4)	0.42%	0.35%	—	259	—
Asia Pacific Small Company Portfolio (4)	0.42%	0.35%	—	218	—
United Kingdom Small Company Portfolio (4)	0.42%	0.35%	—	21	23
Continental Small Company Portfolio (4)	0.42%	0.35%	1	724	—
DFA International Real Estate Securities Portfolio (1)	0.29%	—	—	—	—
DFA Global Real Estate Securities Portfolio (5)	0.22%	—	—	6,580	24,177
International Vector Equity Portfolio (1)	0.60%	—	—	—	—
International High Relative Profitability Portfolio (2)	0.35%	—	—	—	—
World ex U.S. Value Portfolio (6)	0.60%	0.32%	—	458	—
World ex U.S. Core Equity Portfolio (7)	0.39%	—	—	—	—
World ex U.S. Targeted Value Portfolio (8)	0.80%	0.40%	—	—	—
World Core Equity Portfolio (9)	0.27%	0.22%	16	1,774	419
Selectively Hedged Global Equity Portfolio (10)	0.40%	0.24%	—	552	—
Emerging Markets Portfolio (11)	0.49%	0.29%	—	4,504	—
Emerging Markets Small Cap Portfolio (12)	—	0.52%	—	7,925	—
Emerging Markets Value Portfolio (12)	—	0.38%	—	10,558	—
Emerging Markets Core Equity Portfolio (1)	0.54%	—	—	—	—
Emerging Markets Targeted Value Portfolio (2)	0.85%	—	—	—	—
Emerging Markets ex China Core Equity Portfolio (2)	0.43%	—	55	212	541

(1)

The Advisor has contractually agreed to waive all or a portion of its management fee and assume each Portfolio’s ordinary operating expenses (excluding the expenses a Portfolio incurs indirectly through investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each Portfolio to the rates listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”).

(2)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the ordinary operating expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor, excluding money market funds, but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2022, the Expense Limitation Amount for the Global Small Company Portfolio was 0.47% of the average net assets of such class of the Portfolio on an annualized basis.

(3)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(4)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by each Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.35% of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.40%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.47%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.50%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of each Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of a Portfolio to the rates listed above as a percentage of the average net assets of each class of such Portfolios on an annualized basis (the “Expense Limitation Amount”).

(5)

Effective February 28, 2023, the Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Portfolio to the rate listed above as a percentage of the Portfolio’s average net assets on an annualized basis (the “Expense Limitation Amount”). Prior to February 28, 2023, the Expense Limitation Amount for the DFA Global Real Estate Securities Portfolio was 0.24% of the average net assets of such class of the Portfolio on an annualized basis.

(6)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.32% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.37%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.43%. Prior to February 28, 2020, the Total Management Fee Limit was 0.47%. In addition, under the Fee Waiver Agreement, the Advisor also has agreed to waive all or a portion of the management fee that remains payable by the Portfolio (i.e., the management fee remaining after the proportionate share of the Master/Underlying Funds’ management fees have been offset (the “Remaining Management Fee”)) to the extent necessary to reduce the Portfolio’s ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the rate listed above as a percentage of average net assets on an annualized basis (the “Expense Limitation Amount”). The maximum amount that may be waived to limit Portfolio Expenses is the amount of the Remaining Management Fee.

(7)

The Advisor has contractually agreed to waive all or a portion of its management fee and to assume the expenses of a class of the Portfolio (including the expenses that the Portfolio bears as a shareholder of its Master/ Underlying Funds but excluding the expenses that the Portfolio incurs indirectly through its investment of its securities lending cash collateral in the Money Market Series and its investment in unaffiliated investment companies) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(8)

Effective February 28, 2022, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.40% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in other funds managed by the Advisor, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2021 to February 27, 2022, the Total Management Fee Limit was 0.45%. From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.53%. Prior to February 28, 2020, the Total Management Fee Limit was 0.58%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the ordinary operating expenses of a class of the Portfolio (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of a class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(9)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.22% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (including the Portfolio’s proportionate share of any management fees that a Master/Underlying Fund paid through its investment in an affiliated cash management fund) (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.27%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of a class of the Portfolio so that such Portfolio Expenses do not exceed the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”). From February 28, 2019 to February 27, 2021, the Expense Limitation Amount was 0.32% of the average net assets of such class of the Portfolio on an annualized basis. From June 27, 2014 to February 27, 2019, the Expense Limitation Amount was 0.35% of the average net assets of such class of the Portfolio on an annualized basis.

(10)

Effective February 28, 2021, the Advisor has contractually agreed to waive up to the full amount of the Portfolio’s management fee of 0.24% to the extent necessary to offset the proportionate share of the management fees paid by the Portfolio through its investment in its Master/Underlying Funds, except for the fees paid through its investment of securities lending cash collateral in the Money Market Series (the “Total Management Fee Limit”). From February 28, 2020 to February 27, 2021, the Total Management Fee Limit was 0.28%. Prior to February 28, 2020, the Total Management Fee Limit was 0.30%. In addition, under the Fee Waiver Agreement, the Advisor has also agreed to waive all or a portion of the management fee and to assume the expenses of a class of the Portfolio to the extent necessary to reduce the ordinary operating expenses (including expenses incurred through its investment in other investment companies but excluding the expenses that the Portfolio incurs indirectly through investment of its securities lending cash collateral in the Money Market Series) (“Portfolio Expenses”) of the Portfolio to the rate listed above as a percentage of average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(11)

Effective February 28, 2021, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in the Money Market Series, to 0.29% of the average net assets of a class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.37%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.42%. In addition to the Permanent Fee Waiver, the Advisor has contractually agreed to further waive all or a portion of its management fee and to assume the other direct expenses of a class of the Portfolio (excluding expenses incurred through its investment in other investment companies managed by the Advisor) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of each class of the Portfolio to the rate listed above as a percentage of the average net assets of a class of the Portfolio on an annualized basis (the “Expense Limitation Amount”).

(12)

Effective February 28, 2021 (February 28, 2022, with respect to the Emerging Markets Value Portfolio), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of each Portfolio to the extent necessary to limit the total management fees paid to the Advisor by a Portfolio, including the proportionate share of the management fees a Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund (the “Money Market Series”), to the rate listed above as a percentage of the average net assets of a class of a Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit for the Emerging Markets Value Portfolio was 0.41%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.60% and 0.45%, respectively. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limits for the Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio were 0.65% and 0.50%, respectively.

Earned Income Credit:

Additionally, Portfolios have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Portfolios’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Portfolio’s net assets. During the year ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
Large Cap International Portfolio	$286
DFA International Real Estate Securities Portfolio	310
DFA Global Real Estate Securities Portfolio	36
DFA International Small Cap Value Portfolio	96
International Vector Equity Portfolio	103
World ex U.S. Core Equity Portfolio	60
Emerging Markets Core Equity Portfolio	892
Emerging Markets Targeted Value Portfolio	22
Emerging Markets ex China Core Equity Portfolio	69
Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amount paid by the Fund to the CCO was $177 (in thousands). The total related amounts paid by each of the Portfolios are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

Large Cap International Portfolio	$32
International Core Equity Portfolio	41
Global Small Company Portfolio	—
International Small Company Portfolio	109
Japanese Small Company Portfolio	7
Asia Pacific Small Company Portfolio	4
United Kingdom Small Company Portfolio	1
Continental Small Company Portfolio	1
DFA International Real Estate Securities Portfolio	17
DFA Global Real Estate Securities Portfolio	11
DFA International Small Cap Value Portfolio	179
International Vector Equity Portfolio	6
International High Relative Profitability Portfolio	2
World ex U.S. Value Portfolio	—
World ex U.S. Core Equity Portfolio	5
World ex U.S. Targeted Value Portfolio	1
World Core Equity Portfolio	1
Selectively Hedged Global Equity Portfolio	1
Emerging Markets Portfolio	57
Emerging Markets Small Cap Portfolio	52
Emerging Markets Value Portfolio	270
Emerging Markets Core Equity Portfolio	99
Emerging Markets Targeted Value Portfolio	—
Emerging Markets ex China Core Equity Portfolio	1

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Portfolios’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. government securities (amounts in thousands), were as follows:

	Purchases	Sales
Large Cap International Portfolio	$445,653	$638,423
International Core Equity Portfolio	2,595,949	3,953,148
DFA International Real Estate Securities Portfolio	245,204	875,339
DFA Global Real Estate Securities Portfolio	452,934	1,761
DFA International Small Cap Value Portfolio	1,327,022	2,066,743
International Vector Equity Portfolio	423,929	568,949
International High Relative Profitability Portfolio	179,700	496,273
World ex U.S. Core Equity Portfolio	362,060	456,909
World ex U.S. Targeted Value Portfolio	166,543	159,044
Emerging Markets Core Equity Portfolio	2,515,235	3,006,798
Emerging Markets Targeted Value Portfolio	56,645	53,036
Emerging Markets ex China Core Equity Portfolio	184,133	83,889

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Schedule of Investments/Summary Schedule of Portfolio Holdings, Statements of Assets and Liabilities or Statements of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Large Cap International Portfolio
The DFA Short Term Investment Fund	$246,081	$1,249,435	$1,277,656	$13	$91	$217,964	18,844	$10,484	—

Total	$246,081	$1,249,435	$1,277,656	$13	$91	$217,964	18,844	$10,484	—

International Core Equity Portfolio
The DFA Short Term Investment Fund	$1,476,616	$5,370,625	$5,835,027	$120	$607	$1,012,941	87,572	$61,158	—

Total	$1,476,616	$5,370,625	$5,835,027	$120	$607	$1,012,941	87,572	$61,158	—

Global Small Company Portfolio
U.S. Small Cap Portfolio	$51,475	$5,910	$8,627	$(937)	$(3,170)	$44,651	1,192	$633	$1,919

Total	$51,475	$5,910	$8,627	$(937)	$(3,170)	$44,651	1,192	$633	$1,919

DFA International Real Estate Securities Portfolio
The DFA Short Term Investment Fund	$259,980	$1,847,237	$2,013,383	$39	$76	$93,949	8,122	$6,419	—

Total	$259,980	$1,847,237	$2,013,383	$39	$76	$93,949	8,122	$6,419	—

DFA Global Real Estate Securities Portfolio
DFA International Real Estate Securities Portfolio	$2,755,650	$105,182	$767,460	$(245,719)	$212,156	$2,059,809	631,843	—	—
The DFA Short Term Investment Fund	194,324	1,692,576	1,547,063	49	64	339,950	29,390	$9,556	—
DFA Real Estate Securities Portfolio	281,217	—	277,000	189,292	(193,509)	—	—	5,372	$8,561

Total	$3,231,191	$1,797,758	$2,591,523	$(56,378)	$18,711	$2,399,759	661,233	$14,928	$8,561

DFA International Small Cap Value Portfolio
The DFA Short Term Investment Fund	$279,235	$1,446,511	$1,559,635	$18	$120	$166,249	14,373	$12,799	—

Total	$279,235	$1,446,511	$1,559,635	$18	$120	$166,249	14,373	$12,799	—

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
International Vector Equity Portfolio
The DFA Short Term Investment Fund	$159,430	$696,063	$731,977	$(2)	$65	$123,579	10,684	$6,675	—

Total	$159,430	$696,063	$731,977	$(2)	$65	$123,579	10,684	$6,675	—

International High Relative Profitability Portfolio
The DFA Short Term Investment Fund	$113,814	$832,542	$871,453	$5	$41	$74,949	6,480	—	—

Total	$113,814	$832,542	$871,453	$5	$41	$74,949	6,480	—	—

World ex U.S. Value Portfolio
DFA International Small Cap Value Portfolio	$16,152	$4,999	$2,463	$5	$2,376	$21,069	1,097	$632	—

Total	$16,152	$4,999	$2,463	$5	$2,376	$21,069	1,097	$632	—

World ex U.S. Core Equity Portfolio
The DFA Short Term Investment Fund	$167,297	$537,040	$606,644	$(11)	$71	$97,753	8,451	$5,816	—

Total	$167,297	$537,040	$606,644	$(11)	$71	$97,753	8,451	$5,816	—

World ex U.S. Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,599	$31,637	$23,712	$1	$1	$9,526	824	$131	—

Total	$1,599	$31,637	$23,712	$1	$1	$9,526	824	$131	—

World Core Equity Portfolio
U.S. Core Equity 1 Portfolio	$585,918	$45,846	$66,040	$(674)	$17,184	$582,234	18,478	$8,933	$13,934
International Core Equity Portfolio	260,575	14,400	39,457	(398)	30,022	265,142	19,597	8,026	—
Emerging Markets Core Equity Portfolio	103,159	9,390	15,064	(620)	13,526	110,391	5,433	3,536	—

Total	$949,652	$69,636	$120,561	$(1,692)	$60,732	$957,767	43,508	$20,495	$13,934

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Selectively Hedged Global Equity Portfolio
U.S. Core Equity 2 Portfolio	$153,472	$17,521	$31,792	$5,117	$(2,700)	$141,618	4,994	$2,196	$4,197
International Core Equity Portfolio	69,823	7,386	19,191	2,241	5,954	66,213	4,894	2,037	—
Emerging Markets Core Equity Portfolio	44,197	6,962	12,562	609	5,024	44,230	2,177	1,443	—

Total	$267,492	$31,869	$63,545	$7,967	$8,278	$252,061	12,065	$5,676	$4,197

Emerging Markets Core Equity Portfolio
The DFA Short Term Investment Fund	$424,406	$1,458,369	$1,636,786	$24	$172	$246,185	21,283	$15,514	—

Total	$424,406	$1,458,369	$1,636,786	$24	$172	$246,185	21,283	$15,514	—

Emerging Markets Targeted Value Portfolio
The DFA Short Term Investment Fund	$1,666	$13,740	$13,682	$1	$1	$1,726	149	—	—

Total	$1,666	$13,740	$13,682	$1	$1	$1,726	149	—	—

Emerging Markets ex China Core Equity Portfolio
The DFA Short Term Investment Fund	$6,638	$55,590	$54,230	—	$3	$8,001	692	$174	—

Total	$6,638	$55,590	$54,230	—	$3	$8,001	692	$174	—

F. Federal Income Taxes:

Each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies,” non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above. These reclassifications had no effect on net assets or net asset value per share.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
Large Cap International Portfolio
2022	$180,306	—	—	$180,306
2023	153,335	—	—	153,335
International Core Equity Portfolio
2022	1,137,901	—	—	1,137,901
2023	813,378	—	—	813,378
Global Small Company Portfolio
2022	1,603	$1,952	—	3,555
2023	1,067	—	—	1,067
International Small Company Portfolio
2022	483,283	367,884	—	851,167
2023	310,109	121,655	—	431,764
Japanese Small Company Portfolio
2022	9,064	9,423	—	18,487
2023	3,684	12,000	—	15,684
Asia Pacific Small Company Portfolio
2022	15,273	26,996	—	42,269
2023	9,900	13,433	—	23,333
United Kingdom Small Company Portfolio
2022	1,165	742	—	1,907
2023	438	—	—	438
Continental Small Company Portfolio
2022	24,283	13,197	—	37,480
2023	21,516	—	—	21,516
DFA International Real Estate Securities Portfolio
2022	447,007	—	—	447,007
2023	—	—	—	—
DFA Global Real Estate Securities Portfolio
2022	384,272	96,161	—	480,433
2023	111,720	315,311	—	427,031
DFA International Small Cap Value Portfolio
2022	477,746	38,826	—	516,572
2023	325,253	—	—	325,253
International Vector Equity Portfolio
2022	118,326	68,984	—	187,310
2023	87,142	—	—	87,142
International High Relative Profitability Portfolio
2022	68,053	10,953	—	79,006
2023	42,438	—	—	42,438
World ex U.S. Value Portfolio
2022	10,666	—	—	10,666
2023	9,912	—	—	9,912

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
World ex U.S. Core Equity Portfolio
2022	$119,143	—	—	$119,143
2023	109,998	—	—	109,998
World ex U.S. Targeted Value Portfolio
2022	20,430	$36,246	—	56,676
2023	19,463	—	—	19,463
World Core Equity Portfolio
2022	22,839	8,329	—	31,168
2023	19,655	13,609	—	33,264
Selectively Hedged Global Equity Portfolio
2022	7,741	13,787	—	21,528
2023	15,289	8,996	—	24,285
Emerging Markets Portfolio
2022	157,133	215,646	—	372,779
2023	130,795	10,990	—	141,785
Emerging Markets Small Cap Portfolio
2022	235,523	93,647	—	329,170
2023	90,978	75,855	—	166,833
Emerging Markets Value Portfolio
2022	558,916	—	—	558,916
2023	411,459	—	—	411,459
Emerging Markets Core Equity Portfolio
2022	942,726	—	—	942,726
2023	718,790	—	—	718,790
Emerging Markets Targeted Value Portfolio
2022	11,192	10,941	—	22,133
2023	4,927	3,666	—	8,593
Emerging Markets ex China Core Equity Portfolio
2022	10,224	—	—	10,224
2023	14,175	—	—	14,175

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Large Cap International Portfolio	$(7,959)	—	$(7,959)
International Core Equity Portfolio	(41,303)	—	(41,303)
Global Small Company Portfolio	(176)	$(105)	(281)
International Small Company Portfolio	(14,553)	—	(14,553)
Japanese Small Company Portfolio	(1,146)	(47)	(1,193)
Asia Pacific Small Company Portfolio	(981)	—	(981)

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
Continental Small Company Portfolio	$(269)	—	$(269)
DFA Global Real Estate Securities Portfolio	(3,291)	$(6,592)	(9,883)
DFA International Small Cap Value Portfolio	(22,333)	—	(22,333)
International Vector Equity Portfolio	(4,070)	—	(4,070)
International High Relative Profitability Portfolio	(1,875)	—	(1,875)
World ex U.S. Value Portfolio	(516)	—	(516)
World ex U.S. Core Equity Portfolio	(4,530)	—	(4,530)
World ex U.S. Targeted Value Portfolio	(485)	—	(485)
World Core Equity Portfolio	(143)	(1,073)	(1,216)
Selectively Hedged Global Equity Portfolio	(623)	(801)	(1,424)
Emerging Markets Portfolio	(6,739)	—	(6,739)
Emerging Markets Small Cap Portfolio	(5,646)	—	(5,646)
Emerging Markets Value Portfolio	(30,475)	—	(30,475)
Emerging Markets Core Equity Portfolio	(45,692)	—	(45,692)
Emerging Markets Targeted Value Portfolio	(890)	—	(890)
Emerging Markets ex China Core Equity Portfolio	(925)	—	(925)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Large Cap International Portfolio	$42,109	—	$(540,587)	$1,208,895	$710,417
International Core Equity Portfolio	234,460	—	(1,084,106)	2,863,285	2,013,639
Global Small Company Portfolio	1,321	$645	—	1,908	3,874
International Small Company Portfolio	96,949	—	(139,844)	(135,810)	(178,705)
Japanese Small Company Portfolio	9,815	2,791	—	(1,877)	10,729
Asia Pacific Small Company Portfolio	7,520	—	(14,737)	(64,352)	(71,569)
United Kingdom Small Company Portfolio	340	—	(3,826)	(2,125)	(5,611)
Continental Small Company Portfolio	3,114	—	(32,327)	29,640	427
DFA International Real Estate Securities Portfolio	149,439	—	(1,065,065)	(1,164,461)	(2,080,087)
DFA Global Real Estate Securities Portfolio	91,948	121	—	(1,205,501)	(1,113,432)
DFA International Small Cap Value Portfolio	154,700	13,281	—	552,541	720,522
International Vector Equity Portfolio	37,675	—	(53,879)	370,630	354,426
International High Relative Profitability Portfolio	2,900	—	(77,106)	156,700	82,494
World ex U.S. Value Portfolio	2,800	—	(11,823)	22,126	13,103
World ex U.S. Core Equity Portfolio	27,153	—	(86,490)	261,155	201,818
World ex U.S. Targeted Value Portfolio	2,262	—	(25,411)	(5,090)	(28,239)
World Core Equity Portfolio	—	11,417	—	225,178	236,595

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
Selectively Hedged Global Equity Portfolio	$4,411	$9,926	—	$86,208	$100,545
Emerging Markets Portfolio	51,190	—	$(76,641)	1,220,797	1,195,346
Emerging Markets Small Cap Portfolio	46,116	—	(60,028)	201,098	187,186
Emerging Markets Value Portfolio	171,121	—	(1,349,492)	392,080	(786,291)
Emerging Markets Core Equity Portfolio	280,994	—	(2,449,745)	3,306,794	1,138,043
Emerging Markets Targeted Value Portfolio	8,154	3,295	—	(854)	10,595
Emerging Markets ex China Core Equity Portfolio	3,975	—	(22,892)	(34,123)	(53,040)

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolios had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
Large Cap International Portfolio	$540,587	$540,587
International Core Equity Portfolio	1,084,106	1,084,106
International Small Company Portfolio	139,844	139,844
Asia Pacific Small Company Portfolio	14,737	14,737
United Kingdom Small Company Portfolio	3,826	3,826
Continental Small Company Portfolio	32,327	32,327
DFA International Real Estate Securities Portfolio	1,065,065	1,065,065
International Vector Equity Portfolio	53,879	53,879
International High Relative Profitability Portfolio	77,106	77,106
World ex U.S. Value Portfolio	11,823	11,823
World ex U.S. Core Equity Portfolio	86,490	86,490
World ex U.S. Targeted Value Portfolio	25,411	25,411
Emerging Markets Portfolio	76,641	76,641
Emerging Markets Small Cap Portfolio	60,028	60,028
Emerging Markets Value Portfolio	1,349,492	1,349,492
Emerging Markets Core Equity Portfolio	2,449,745	2,449,745
Emerging Markets ex China Core Equity Portfolio	22,892	22,892

During the year ended October 31, 2023, the following Portfolios used the following capital loss carryforwards to offset realized capital gains for federal income tax purposes (amounts in thousands):

DFA International Small Cap Value Portfolio	$57,347
Emerging Markets Value Portfolio	10,859

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap International Portfolio	$4,050,456	$1,480,280	$(270,534)	$1,209,746
International Core Equity Portfolio	25,150,105	6,171,795	(3,299,983)	2,871,812
Global Small Company Portfolio	71,818	1,992	—	1,992
International Small Company Portfolio	10,176,197	166,724	(302,507)	(135,783)
Japanese Small Company Portfolio	250,569	4,759	(6,638)	(1,879)
Asia Pacific Small Company Portfolio	227,600	—	(64,352)	(64,352)
United Kingdom Small Company Portfolio	20,823	—	(2,125)	(2,125)
Continental Small Company Portfolio	627,416	137,143	(107,502)	29,641
DFA International Real Estate Securities Portfolio	4,713,839	4	(1,163,652)	(1,163,648)
DFA Global Real Estate Securities Portfolio	8,209,527	628,553	(1,834,068)	(1,205,515)
DFA International Small Cap Value Portfolio	9,470,280	1,779,931	(1,224,703)	555,228
International Vector Equity Portfolio	2,736,874	646,346	(275,364)	370,982
International High Relative Profitability Portfolio	1,376,563	256,124	(99,421)	156,703
World ex U.S. Value Portfolio	218,660	22,576	—	22,576
World ex U.S. Core Equity Portfolio	3,136,400	726,637	(460,217)	266,420
World ex U.S. Targeted Value Portfolio	647,508	82,719	(86,208)	(3,489)
World Core Equity Portfolio	732,609	225,178	—	225,178
Selectively Hedged Global Equity Portfolio	165,853	86,208	—	86,208
Emerging Markets Portfolio	3,100,772	1,227,529	—	1,227,529
Emerging Markets Small Cap Portfolio	3,606,582	199,283	—	199,283
Emerging Markets Value Portfolio	9,608,543	384,365	—	384,365
Emerging Markets Core Equity Portfolio	19,670,835	7,047,504	(3,544,522)	3,502,982
Emerging Markets Targeted Value Portfolio	219,311	35,504	(34,327)	1,177
Emerging Markets ex China Core Equity Portfolio	609,323	55,393	(87,530)	(32,137)

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolios’ tax positions and has concluded that no additional provision for income tax is required in the Portfolios’ financial statements. The Portfolios are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolios’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Portfolios’ investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in corresponding Master/Underlying Funds), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.

Portfolios that have significant exposure to certain countries, such as the United Kingdom Small Company Portfolio’s Master Fund that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Portfolios, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Portfolios’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Portfolios.

2. Forward Currency Contracts: The Portfolios listed below may enter into foreign currency exchange transactions, including foreign currency forward contracts, in connection with the settlement of foreign securities or to transfer cash balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.

3. Futures Contracts: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolio could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

	Forward Currency Contracts*	Futures**
Large Cap International Portfolio	$—	$44,606
International Core Equity Portfolio	—	245,514
International Small Company Portfolio	—	84,471
DFA International Real Estate Securities Portfolio	—	32,204
DFA Global Real Estate Securities Portfolio	—	2,481
DFA International Small Cap Value Portfolio	—	102,225
International Vector Equity Portfolio	—	24,271
International High Relative Profitability Portfolio	—	4,785
World ex U.S. Core Equity Portfolio	—	29,745
World ex U.S. Targeted Value Portfolio	—	806
Selectively Hedged Global Equity Portfolio	78,611	3,499
Emerging Markets Core Equity Portfolio	—	198,524
Emerging Markets Targeted Value Portfolio	—	1,321
Emerging Markets ex China Core Equity Portfolio	—	1,341

*	Average amount of Currency Purchased/Sold in USD.
**	Average Notional Value of futures contracts.

The following is a summary of the Portfolios’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Asset Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (1)
Selectively Hedged Global Equity Portfolio	$479	$479

	Liability Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (2)	Equity Contracts (3)
Large Cap International Portfolio	$(2,143)	—	$(2,143)
International Core Equity Portfolio	(13,180)	—	(13,180)
International Small Company Portfolio	(1,668)	—	(1,668)
DFA International Real Estate Securities Portfolio	(996)	—	(996)
DFA International Small Cap Value Portfolio	(2,188)	—	(2,188)
International Vector Equity Portfolio	(316)	—	(316)
International High Relative Profitability Portfolio	(104)	—	(104)

	Liability Derivatives Value
	Total Value at October 31, 2023	Forward Currency Contracts (2)	Equity Contracts (3)
World ex U.S. Core Equity Portfolio	$(1,191)	—	$(1,191)
Selectively Hedged Global Equity Portfolio	(254)	$(31)	(223)
Emerging Markets Core Equity Portfolio	(9,504)	—	(9,504)
Emerging Markets Targeted Value Portfolio	(98)	—	(98)

(1)	Presented on Statements of Assets and Liabilities as Unrealized Gain on Forward Currency Contracts.
(2)	Presented on Statements of Assets and Liabilities as Unrealized Loss on Forward Currency Contracts.
(3)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.

The following is a summary of the realized and change in unrealized gains and losses from the Portfolios’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Forward Currency Contracts (1)	Equity Contracts (2)
Large Cap International Portfolio	$8,432	—	$8,432
International Core Equity Portfolio	32,560	—	32,560
International Small Company Portfolio	11,496	—	11,496
DFA International Real Estate Securities Portfolio	1,094	—	1,094
DFA Global Real Estate Securities Portfolio	935	—	935
DFA International Small Cap Value Portfolio	12,515	—	12,515
International Vector Equity Portfolio	1,361	—	1,361
International High Relative Profitability Portfolio	1,386	—	1,386
World ex U.S. Core Equity Portfolio	3,739	—	3,739
World ex U.S. Targeted Value Portfolio	423	—	423
Selectively Hedged Global Equity Portfolio	(155)	$(418)	263
Emerging Markets Core Equity Portfolio	21,786	—	21,786
Emerging Markets Targeted Value Portfolio	254	—	254
Emerging Markets ex China Core Equity Portfolio	249	—	249

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
Large Cap International Portfolio	$(3,575)	—	$(3,575)
International Core Equity Portfolio	(19,076)	—	(19,076)
International Small Company Portfolio	(4,080)	—	(4,080)
DFA International Real Estate Securities Portfolio	(2,577)	—	(2,577)
DFA Global Real Estate Securities Portfolio	(1,144)	—	(1,144)
DFA International Small Cap Value Portfolio	(5,611)	—	(5,611)

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Forward Currency Contracts (3)	Equity Contracts (4)
International Vector Equity Portfolio	$(755)	—	$(755)
International High Relative Profitability Portfolio	(104)	—	(104)
World ex U.S. Core Equity Portfolio	(2,058)	—	(2,058)
Selectively Hedged Global Equity Portfolio	253	$344	(91)
Emerging Markets Core Equity Portfolio	(15,235)	—	(15,235)
Emerging Markets Targeted Value Portfolio	(98)	—	(98)

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Forward Currency Contracts.
(2)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(3)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Forward Currency Contracts.
(4)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

Offsetting of Derivative Assets and Derivative Liabilities:

In order to better define its contractual rights and to secure rights that will help a Portfolio mitigate its counterparty risk, the Fund on behalf of applicable Portfolios entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with certain of its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund, on behalf of a Portfolio, and a counterparty that governs over-the-counter (OTC) derivatives and forward currency contracts and typically contains, among other things, provisions in the event of a default and/or termination event and may also include collateral posting items. Under an ISDA Master Agreement, a Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted, if any, and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out), including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following table presents the Portfolios’ gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Portfolios as of October 31, 2023 (amounts in thousands):

	Gross Amounts of Recognized Assets (a)	Net Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (c)	Gross Amounts of Recognized Liabilities (a)	Net Amounts of Liabilities Presented in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities			Net Amount (e)
Description			Financial Instruments (b)	Non-Cash Collateral Received	Cash Collateral Received				Financial Instruments (d)	Non-Cash Collateral Pledged	Cash Collateral Pledged
	Assets						Liabilities
Selectively Hedged Global Equity Portfolio
Citibank, N.A	$44	$44	$(1)	—	—	$43	$1	$1	$(1)	—	—	—
Barclays Capital	53	53	—	—	—	53	—	—	—	—	—	—
Societe Generale	—	—	—	—	—	—	—	—	—	—	—	—
State Street Bank and Trust	368	368	(21)	—	—	347	21	21	(21)	—	—	—
Bank of America Corp.	—	—	—	—	—	—	9	9	—	—	—	$9
Morgan Stanley and Co. International	14	14	—	—	—	14	—	—	—	—	—	—

Total	$479	$479	$(22)	—	—	$457	$31	$31	$(22)	—	—	$9

(a)	No amounts have been netted against the gross amounts recognized in the Statements of Assets and Liabilities.
(b)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(c)	Represents the net amount due from counterparties in the event of default.
(d)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar agreements that management elects not to offset on the Statements of Assets and Liabilities.

(e)	Represents the net amount due to counterparties in the event of default.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the following Portfolios under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
Large Cap International Portfolio	5.64%	$2,734	18	$8	$9,549	—
International Core Equity Portfolio	5.47%	2,191	33	11	22,349	—
Global Small Company Portfolio	5.59%	50	49	—	172	$22
DFA International Real Estate Securities Portfolio	5.74%	5,697	44	40	21,790	—
DFA Global Real Estate Securities Portfolio	5.47%	4,710	31	21	17,333	—
DFA International Small Cap Value Portfolio	5.56%	1,900	51	15	11,643	—
International Vector Equity Portfolio	5.46%	1,000	8	1	3,907	—
International High Relative Profitability Portfolio	5.39%	1,878	181	49	15,148	—
World ex U.S. Value Portfolio	5.66%	150	53	1	778	—
World ex U.S. Core Equity Portfolio	5.66%	1,529	39	9	17,052	—
World ex U.S. Targeted Value Portfolio	5.66%	421	102	7	2,024	699
World Core Equity Portfolio	5.52%	2,001	44	13	8,963	—
Emerging Markets Core Equity Portfolio	5.65%	26,066	10	42	83,195	—
Emerging Markets Targeted Value Portfolio	5.46%	495	13	1	2,297	—
Emerging Markets ex China Core Equity Portfolio	5.64%	3,040	31	15	10,799	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that each Portfolio’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Portfolios may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the Portfolios under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding1	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
DFA International Real Estate Securities Portfolio	Borrower	4.86%	$39,933	9	$47	$73,588	—
DFA Global Real Estate Securities Portfolio	Borrower	4.57%	44,389	4	23	49,086	—
Emerging Markets ex China Core Equity Portfolio	Borrower	4.69%	24,627	5	16	39,932	—

1	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023 that each Portfolio utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Portfolios pursuant to procedures adopted by the Board of Directors of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Portfolios complied with the Rule 17a-7 Procedures adopted by the Board of Directors of the Fund.

For the year ended October 31, 2023, cross trades by the Portfolios under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Large Cap International Portfolio	$75,525	$71,801	$(18,402)
International Core Equity Portfolio	162,646	251,668	(57,350)
DFA Global Real Estate Securities Portfolio	17,999	—	—
DFA International Small Cap Value Portfolio	256,456	295,828	(45,300)
International Vector Equity Portfolio	44,443	67,303	(10,978)
International High Relative Profitability Portfolio	13,376	60,396	(5,040)
World ex U.S. Core Equity Portfolio	26,262	31,594	(5,759)
World ex U.S. Targeted Value Portfolio	22,890	13,140	(2,054)
Emerging Markets Core Equity Portfolio	4,669	22,614	(4,950)
Emerging Markets Targeted Value Portfolio	417	526	18
Emerging Markets ex China Core Equity Portfolio	913	390	(67)

J. Securities Lending:

As of October 31, 2023, some of the Portfolios had securities on loan to brokers/dealers, for which each such Portfolio received cash collateral. The Portfolios also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
Large Cap International Portfolio	$50,017
International Core Equity Portfolio	341,835
DFA International Real Estate Securities Portfolio	51,460
DFA International Small Cap Value Portfolio	86,972
International Vector Equity Portfolio	43,888
International High Relative Profitability Portfolio	13,516
World ex U.S. Core Equity Portfolio	54,769
World ex U.S. Targeted Value Portfolio	10,475
Emerging Markets Core Equity Portfolio	902,075
Emerging Markets Targeted Value Portfolio	4,752
Emerging Markets ex China Core Equity Portfolio	8,084

Each Portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Portfolio’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Portfolio or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, a Portfolio could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Portfolio with securities on loan will generally invest the cash collateral received for the loaned securities in the Money Market Series, an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. Each Portfolio also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Portfolio will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Large Cap International Portfolio Common Stocks	$218,056	—	—	—	$218,056
International Core Equity Portfolio Common Stocks, Rights/Warrants	1,013,399	—	—	—	1,013,399
DFA International Real Estate Securities Portfolio Common Stocks	94,116	—	—	—	94,116
DFA Global Real Estate Securities Portfolio Common Stocks	339,940	—	—	—	339,940
DFA International Small Cap Value Portfolio Common Stocks	166,247	—	—	—	166,247
International Vector Equity Portfolio Common Stocks, Rights/Warrants	123,605	—	—	—	123,605
International High Relative Profitability Portfolio Common Stocks	74,978	—	—	—	74,978
World ex U.S. Core Equity Portfolio Common Stocks	97,824	—	—	—	97,824
World ex U.S. Targeted Value Portfolio Common Stocks, Preferred Stocks, Rights/Warrants	9,527	—	—	—	9,527
Emerging Markets Core Equity Portfolio Common Stocks	246,300	—	—	—	246,300
Emerging Markets Targeted Value Portfolio Common Stocks	1,727	—	—	—	1,727
Emerging Markets ex China Core Equity Portfolio Common Stocks	8,001	—	—	—	8,001

K. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 shares (“Class R shares”) of the Emerging Markets Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

L. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

M. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolios’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios’ until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.

N. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolios’ outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Large Cap International Portfolio	4	78%
International Core Equity Portfolio	3	70%
Global Small Company Portfolio	4	98%
International Small Company Portfolio	3	80%
Japanese Small Company Portfolio	3	86%
Asia Pacific Small Company Portfolio	2	91%
United Kingdom Small Company Portfolio	3	91%
Continental Small Company Portfolio	2	95%
DFA International Real Estate Securities Portfolio	4	93%
DFA Global Real Estate Securities Portfolio	2	65%
DFA International Small Cap Value Portfolio	3	76%
International Vector Equity Portfolio	2	83%
International High Relative Profitability Portfolio	2	86%
World ex U.S. Value Portfolio	5	79%
World ex U.S. Core Equity Portfolio	2	74%
World ex U.S. Targeted Value Portfolio	2	97%
World Core Equity Portfolio	4	81%

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Selectively Hedged Global Equity Portfolio	2	82%
Emerging Markets Portfolio	2	66%
Emerging Markets Small Cap Portfolio	2	61%
Emerging Markets Value Portfolio	3	49%
Emerging Markets Core Equity Portfolio	2	63%
Emerging Markets Targeted Value Portfolio	2	93%
Emerging Markets ex China Core Equity Portfolio	3	93%

The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios’ financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

O. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of DFA Investment Dimensions Group Inc. and Shareholders of each of the twenty-four portfolios listed in the table below

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings or schedules of investments, of each of the portfolios indicated in the table below (twenty-four of the portfolios constituting DFA Investment Dimensions Group Inc., hereafter collectively referred to as the “Portfolios”) as of October 31, 2023, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of October 31, 2023, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Portfolio	Statement of operations	Statement of changes in net assets	Financial highlights
Large Cap International Portfolio (1)	For the year ended October 31, 2023	For the years ended October 31, 2023 and 2022	For each of the periods indicated therein
International Core Equity Portfolio (1)
Global Small Company Portfolio (2)
International Small Company Portfolio (2)
Japanese Small Company Portfolio (2)
Asia Pacific Small Company Portfolio (2)
United Kingdom Small Company Portfolio (2)
Continental Small Company Portfolio (2)
DFA International Real Estate Securities Portfolio (1)
DFA Global Real Estate Securities Portfolio (1)
DFA International Small Cap Value Portfolio (1)
International Vector Equity Portfolio (1)
International High Relative Profitability Portfolio (1)
World ex U.S. Value Portfolio (2)
World ex U.S. Core Equity Portfolio (1)
World ex U.S. Targeted Value Portfolio (1)
World Core Equity Portfolio (2)
Selectively Hedged Global Equity Portfolio (2)
Emerging Markets Portfolio (2)
Emerging Markets Small Cap Portfolio (2)
Emerging Markets Value Portfolio (2)
Emerging Markets Core Equity Portfolio (1)
Emerging Markets Targeted Value Portfolio (1)

Emerging Markets ex China Core Equity Portfolio (1)	For the year ended October 31, 2023	For the year ended October 31, 2023 and the period November 15, 2021 (commencement of operations) through October 31, 2022

(1)	Summary schedule of portfolio holdings
(2)	Schedule of investments

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

Basis for Opinions

These financial statements are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on the Portfolios’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

DIMENSIONAL INVESTMENT GROUP INC.

PERFORMANCE CHARTS

(Unaudited)

DFA International Value Portfolio — Institutional Class vs.

MSCI World ex USA Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	16.93%	4.96%	3.25%

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

DFA International Value Portfolio

The DFA International Value Portfolio invests in developed ex U.S. large company value stocks by purchasing shares of the DFA International Value Series, a Master Fund managed by Dimensional that invests in such securities. The Master Fund generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2023, the Master Fund held approximately 530 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Master Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 16.93% for the Portfolio and 15.70% for the MSCI World ex USA Value Index, the Portfolio’s benchmark. With value stocks outperforming growth stocks, the Master Fund’s focus on value stocks contributed positively to performance relative to the benchmark. The Master Fund’s exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLE

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
DFA International Value Portfolio (2)
Actual Fund Return	$1,000.00	$961.00	0.29%	$1.43
Hypothetical 5% Annual Return	$1,000.00	$1,023.74	0.29%	$1.48

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DISCLOSURE OF FUND EXPENSES

CONTINUED

(2)

The Portfolio is a Feeder Fund. The expenses shown reflect the direct expenses of the Feeder Fund and the allocation of the Feeder Fund’s portion of the expenses of its Master Fund (Affiliated Investment Company).

DIMENSIONAL INVESTMENT GROUP INC.

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For Dimensional Investment Group Inc., this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Investment Group Inc. filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement.

The categories of industry classification for the Affiliated Investment Company are represented in its Disclosure of Portfolio Holdings, which is included elsewhere in the report. Refer to the Summary Schedule of Portfolio Holdings for the underlying Affiliated Investment Company’s holdings, which reflect the investments by category.

FEEDER FUND

Affiliated Investment Company
DFA International Value Portfolio	100.0%

DFA INTERNATIONAL VALUE PORTFOLIO

SCHEDULE OF INVESTMENTS

October 31, 2023

Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in The DFA International Value Series of The DFA Investment Trust Company	$8,239,972,883

TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES	$8,239,972,883

Summary of the Portfolio’s Master Fund’s investments as of October 31, 2023, based on their valuation inputs, is located in this report (See Security Valuation Note).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands, except share and per share amounts)

DFA International Value Portfolio
ASSETS:
Investments in Affiliated Investment Company at Value	$8,239,973
Receivables:
Fund Shares Sold	4,657
Prepaid Expenses and Other Assets	31

Total Assets	8,244,661

LIABILITIES:
Payables:
Fund Shares Redeemed	5,793
Due to Advisor	359
Accrued Expenses and Other Liabilities	382

Total Liabilities	6,534

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$8,238,127

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE:
Institutional Class Shares — based on net assets of $8,238,127 and shares outstanding of 453,371,382, $0.01 Par Value (1)	$18.17

(1) NUMBER OF SHARES AUTHORIZED	1,500,000,000

NET ASSETS CONSIST OF:
Paid-In Capital	$7,849,086
Total Distributable Earnings (Loss)	389,041

NET ASSETS	$8,238,127

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

DFA International Value Portfolio*
Investment Income
Net Investment Income Allocated from Affiliated Investment Companies:
Dividends (Net of Foreign Taxes Withheld of $37,062)	$387,340
Interest	387
Income from Securities Lending, Net	3,453
Expenses Allocated from Affiliated Investment Companies	(18,308)

Total Net Investment Income Allocated and/or Distributions Received from Affiliated Investment Companies	372,872

Fund Expenses
Investment Management Fees	21,485
Accounting & Transfer Agent Fees	1,143
Shareholder Servicing Fees
Institutional Class Shares[1]	4
Filing Fees	172
Shareholders’ Reports	449
Directors’/Trustees’ Fees & Expenses	63
Professional Fees	112
Other	37

Total Fund Expenses	23,465

Fees Waived, Expenses Reimbursed by Advisor (Note C)
Institutional Class Shares	17,188

Net Expenses	6,277

Net Investment Income (Loss)	366,595

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company**	(47,315)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	949,714

Net Realized and Unrealized Gain (Loss)	902,399

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,268,994

**	Net of foreign capital gain taxes withheld of $0.
1	Class R2 shares of the Portfolio converted into Institutional Class shares on June 9, 2023.
*	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	DFA International Value Portfolio***
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$366,595	$350,567
Net Realized Gain (Loss) on:
Transactions Allocated from Affiliated Investment Company*,**	(47,315)	(7,444)
Change in Unrealized Appreciation (Depreciation) of:
Transactions Allocated from Affiliated Investment Company	949,714	(1,569,559)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,268,994	(1,226,436)

Distributions:
Class R2 Shares	43	(78)
Institutional Class Shares	(351,486)	(402,623)

Total Distributions	(351,443)	(402,701)

Capital Share Transactions (1):
Shares Issued	1,196,309	2,471,605
Shares Issued in Lieu of Cash Distributions	344,995	396,749
Shares Redeemed	(1,714,650)	(2,059,528)

Net Increase (Decrease) from Capital Share Transactions	(173,346)	808,826

Total Increase (Decrease) in Net Assets	744,205	(820,311)
Net Assets
Beginning of Year	7,493,922	8,314,233

End of Year	$8,238,127	$7,493,922

(1) Shares Issued and Redeemed:
Shares Issued	63,752	134,715
Shares Issued in Lieu of Cash Distributions	18,392	22,689
Shares Redeemed	(91,729)	(114,398)

Net Increase (Decrease) from Shares Issued and Redeemed	(9,585)	43,006

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0.
***	Investment Income and Realized and Unrealized Gain (Loss) were allocated from the Portfolio’s Master Fund (Affiliated Investment Company).

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	DFA International Value Portfolio
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Net Asset Value, Beginning of Year	$16.19	$19.80	$13.54	$17.18	$17.74

Income from Investment Operations (A)
Net Investment Income (Loss)	0.80	0.79	0.62	0.38	0.63
Net Gains (Losses) on Securities (Realized and Unrealized)	1.96	(3.49)	6.23	(3.58)	(0.11)

Total from Investment Operations	2.76	(2.70)	6.85	(3.20)	0.52

Less Distributions:
Net Investment Income	(0.78)	(0.87)	(0.59)	(0.44)	(0.56)
Net Realized Gains	—	(0.04)	—	—	(0.52)

Total Distributions	(0.78)	(0.91)	(0.59)	(0.44)	(1.08)

Net Asset Value, End of Year	$18.17	$16.19	$19.80	$13.54	$17.18

Total Return	16.93%	(13.90%)	50.90%	(18.87%)	3.37%

Net Assets, End of Year (thousands)	$8,238,127	$7,492,497	$8,312,480	$6,557,488	$9,173,478
Ratio of Expenses to Average Net Assets	0.29%	0.30%	0.36%	0.40%	0.44%
Ratio of Expenses to Average Net Assets (Excluding Fees Waived, Expenses Reimbursed by Advisor)	0.49%	0.50%	0.56%	0.60%	0.64%
Ratio of Net Investment Income to Average Net Assets	4.27%	4.30%	3.36%	2.57%	3.70%

See page 1-2 for the Definitions of Abbreviations and Footnotes. See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL INVESTMENT GROUP INC.

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Investment Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund consists of ten portfolios, one of which, the DFA International Value Portfolio (the “Portfolio”), is presented in this section of the report. The remaining operational portfolios are presented in separate reports. The Portfolio is an investment company, and accordingly, follows the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

The Portfolio invests substantially all of its assets in The DFA International Value Series (the “Series”), a corresponding series of The DFA Investment Trust Company. As of October 31, 2023, the Portfolio owned 71% of the Series. The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Portfolio uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The Portfolio’s investment reflects its proportionate interests in the net assets of the Series. The valuation is classified as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Portfolio may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Portfolio’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Deferred Compensation Plan: Each eligible Director of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Directors may defer payment of all or a portion of their total fees earned as a Director. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Directors may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Director shall have the right in a notice of election (the “Notice”) to defer the receipt of the Director’s deferred compensation until a date specified by such Director in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Director ceases to be a member of the Board of Directors of the Fund; and (ii) five years following the effective date of the Director’s first deferral election. If a Director who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Director’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Director ceases to be a member of the Board (unless the Director files an amended Notice selecting a different distribution date).

3. Other: The Portfolio recognizes its pro-rata share, on a daily basis, of net investment income and realized and unrealized gains and losses of investment securities from the Series, which is treated as a partnership for federal income tax purposes. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Portfolio estimates the character of received distributions that may be considered return of capital distributions. Expenses directly attributable to the Portfolio are directly charged. Common expenses of the Fund or the Portfolio are allocated using methods approved by the Board of Directors, generally based on average net assets.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Portfolio. For the year ended October 31, 2023, the Portfolio’s investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

DFA International Value Portfolio	0.25%

Pursuant to an Amended and Restated Fee Waiver Agreement (the “Fee Waiver Agreement”), the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, as described in the notes below. The Fee Waiver Agreement will remain in effect permanently, unless terminated by the Fund’s Board of Directors. During the year ended October 31, 2023, the Portfolio had a total management fee limit based on a percentage of its average net assets on an annualized basis and waived fees (amount in thousands) as reflected below.

Institutional Class Shares	Total Management Fee Limit	Recovery of Previously Waived Fees/ Expenses Assumed	Net Waived Fees	Previously Waived Fees/ Expenses Assumed Subject to Future Recovery
DFA International Value Portfolio (1)	0.25%	—	$17,188	—

(1)

Effective February 28, 2022, the Advisor has contractually agreed to permanently waive all or a portion of the management fee of the Portfolio to the extent necessary to limit the total management fees paid to the Advisor by the Portfolio, including the proportionate share of the management fees the Portfolio pays indirectly through its investment in other funds managed by the Advisor, except for the fees paid indirectly through its investment of securities lending cash collateral in The DFA Short Term Investment Fund, to the rate listed above as a percentage of the average net assets of the Institutional Class of the Portfolio on an annualized basis (the “Permanent Fee Waiver”). From February 28, 2021 to February 27, 2022, the Permanent Fee Waiver Limit was 0.30%. From February 28, 2020 to February 27, 2021, the Permanent Fee Waiver Limit was 0.35%. From July 21, 2015 to February 27, 2020, the Permanent Fee Waiver Limit was 0.40%.

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Directors of the Advisor are also Officers and Directors of the Fund; however, such Officers and Directors (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amounts paid by the Fund to the CCO were $18 (in thousands). The total related amounts paid by the Portfolio are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Directors is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

DFA International Value Portfolio	$113

E. Federal Income Taxes:

The Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute substantially all of its taxable income and net capital gains to its shareholders. Accordingly, no provision has been made for federal income taxes.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. To the extent that these differences are permanent, they are charged or credited to paid-in capital or distributable earnings, undistributed net investment income, accumulated net realized gains or losses, or unrealized appreciation, as appropriate, in the period that the differences arise. Accordingly, the permanent differences as of October 31, 2023, can occur as a result of realized gains on securities considered to be “passive foreign investment companies”, non-deductible expenses, realized foreign capital gains tax, the use of accumulated earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction for income tax purposes, net foreign currency gains/losses, distributions received from real estate investment trusts and distribution redesignations, and were reclassified to the accounts mentioned above.

The tax character of dividends and distributions declared and paid during the years ended October 31, 2022, and October 31, 2023, were as follows (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Tax Exempt Income	Total
DFA International Value Portfolio
2022	$402,701	—	—	$402,701
2023	351,443	—	—	351,443

As of October 31, 2023, the following net investment income and short-term capital gains and long-term capital gains distributions designated for federal income tax purposes are due to the use of accumulated earnings and profits distributed to shareholders upon redemption of shares (amounts in thousands):

	Net Investment Income and Short-Term Capital Gains	Long-Term Capital Gains	Total
DFA International Value Portfolio	$(14,751)	—	$(14,751)

As of October 31, 2023, the components of distributable earnings (accumulated losses) were as follows (amounts in thousands):

	Undistributed Net Investment Income and Short-Term Capital Gains	Undistributed Long-Term Capital Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Total Net Distributable Earnings (Accumulated Losses)
DFA International Value Portfolio	$87,620	—	$(94,697)	$396,246	$389,169

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, its fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Portfolio had the following capital loss carryforwards available to offset future realized capital gains with no expiration date (amounts in thousands):

	Unlimited	Total
DFA International Value Portfolio	$94,697	$94,697

During the year ended October 31, 2023, the Portfolio did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
DFA International Value Portfolio	$7,847,044	$538,964	$(142,718)	$396,246

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Portfolio’s tax positions and has concluded that no additional provision for income tax is required in the Portfolio’s financial statements. The Portfolio is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Portfolio’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

F. Shareholder Servicing Fees:

On June 9, 2023, pursuant to a Plan of Recapitalization the Class R2 (“Class R shares”) shares of the DFA International Value Portfolio converted into Institutional Class shares of the Portfolio (the “Recapitalization”). As a result of the Recapitalization, shareholders holding Class R shares of the Portfolio received Institutional Class shares of the Portfolio in exchange for their Class R shares with an aggregate net asset value equal to the aggregate net asset value of the Class R shares so exchanged. The value of a shareholder’s investment in the Portfolio was not impacted by the conversion; however, each shareholder received fewer Institutional Class shares than the number of Class R shares held at the time of the conversion because the Class R shares had a higher net asset value per share. Following the Recapitalization, the Class R shares of the Portfolio have ceased operations. See the Statements of Changes for activity related to the Recapitalization.

G. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

H. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Portfolio’s financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolio’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until the 2024 annual shareholder reports, and will have no effect on the Portfolio’s accounting policies or financial statements.

I. Other:

As of October 31, 2023, the following number of shareholders held the following approximate percentages of the Portfolio’s outstanding shares. One or more of the shareholders may be omnibus accounts, which typically hold shares for the benefit of several other underlying investors.

	Number of Shareholders	Approximate Percentage of Outstanding Shares
DFA International Value Portfolio	3	70%

The Portfolio is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Portfolio, individually or in aggregate, will not have a material adverse impact on the Portfolio’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

J. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Dimensional Investment Group Inc. and Shareholders of DFA International Value Portfolio

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DFA International Value Portfolio (one of the portfolios constituting Dimensional Investment Group Inc., referred to hereafter as the “Portfolio”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of the security owned as of October 31, 2023 by correspondence with the transfer agent of the investee fund. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The DFA International Value Series vs.

MSCI World ex USA Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	17.00%	5.12%	3.43%

The Japanese Small Company Series vs.

MSCI Japan Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	18.71%	0.99%	4.69%

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Asia Pacific Small Company Series vs.

MSCI Pacific ex Japan Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	0.60%	1.47%	1.33%

The United Kingdom Small Company Series vs.

MSCI UK Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	9.20%	0.83%	1.45%

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Continental Small Company Series vs.

MSCI Europe ex UK Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	11.76%	4.91%	5.66%

The Canadian Small Company Series vs.

MSCI Canada Small Cap Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	3.53%	9.14%	3.08%

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

The Emerging Markets Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	13.27%	3.28%	2.28%

The Emerging Markets Small Cap Series vs.

MSCI Emerging Markets Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	15.47%	6.99%	4.59%

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S.
Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

The DFA International Value Series

The DFA International Value Series invests in developed ex U.S. large company value stocks. The Series generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification, with increased exposure to stocks with smaller total market capitalizations, lower relative price (value), and higher-profitability within the large-cap value segment of developed ex U.S. markets. As of October 31, 2023, the Series held approximately 530 securities in 22 eligible developed markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 17.00% for the Series and 15.70% for the MSCI World ex USA Value Index, the Series’ benchmark. With value stocks outperforming growth stocks, the Series’ focus on value stocks contributed positively to performance relative to the benchmark. The Series’ exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

The Japanese Small Company Series

The Japanese Small Company Series invests in Japanese small company stocks. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 1,700 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 18.71% for the Series and 13.35% for the MSCI Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark as those stocks underperformed. The Series’ exclusion of REITs also contributed positively to relative performance, as REITs generally underperformed.

The Asia Pacific Small Company Series

The Asia Pacific Small Company Series invests in small company stocks in Australia, Hong Kong, New Zealand, and Singapore. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 790 securities in 4 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 0.60% for the Series and -2.12% for the MSCI Pacific ex Japan Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed. The Series’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The United Kingdom Small Company Series

The United Kingdom Small Company Series invests in small company stocks in the U.K. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 310 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 9.20% for the Series and 5.16% for the MSCI United Kingdom Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed. The Series’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The Continental Small Company Series

The Continental Small Company Series invests in small company stocks in the developed markets of Europe (excluding the U.K.) and Israel. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 1,140 securities in 15 eligible countries. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 11.76% for the Series and 8.05% for the MSCI Europe ex U.K. Small Cap Index (net dividends), the Series’ benchmark. Differences in size definitions between the Series and the benchmark led to weight differences between countries, which contributed positively to performance relative to the benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price also contributed positively to relative performance, as did the Series’ exclusion of stocks with high asset growth, as those securities underperformed for the year. Additionally, the Series’ exclusion of REITs contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The Canadian Small Company Series

The Canadian Small Company Series invests in small company stocks in Canada. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process-driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 330 securities. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 3.53% for the Series and -1.25% for the MSCI Canada Small Cap Index (net dividends), the Series’ benchmark. The Series’ exclusion of stocks with the lowest profitability and highest relative price contributed positively to performance relative to the benchmark, as those securities underperformed. Additionally, the Series’ exclusion of REITs also contributed positively to performance relative to the benchmark, as REITs generally underperformed.

The Emerging Markets Series

The Emerging Markets Series invests in large-cap stocks in emerging markets. The Series generally excludes real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher-profitability within the large-cap segment of emerging markets. As of October 31, 2023, the Series held approximately 1,840 securities in 24 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 13.27% for the Series and 10.80% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. The Series’ greater emphasis on value stocks contributed positively to performance relative to the benchmark, as value stocks outperformed growth stocks in emerging markets. The Series’ emphasis on stocks with smaller market capitalizations also contributed positively to relative performance, as these stocks outperformed. Additionally, the Series’ emphasis on stocks with higher profitability contributed positively to performance relative to the benchmark, as these stocks generally outperformed.

The Emerging Markets Small Cap Series

The Emerging Markets Small Cap Series invests in small company stocks in emerging markets. The Series generally excludes stocks with the lowest profitability and highest relative price, certain companies with high asset growth, and real estate investment trusts (REITs). The investment strategy is process driven, emphasizing broad diversification. As of October 31, 2023, the Series held approximately 4,830 securities in 21 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Series’ assets.

For the 12 months ended October 31, 2023, total returns were 15.47% for the Series and 10.80% for the MSCI Emerging Markets Index (net dividends), the Series’ benchmark. With small-cap stocks outperforming large-cap stocks in emerging markets, the Series’ inclusion of stocks with smaller market capitalizations contributed positively to performance relative to the benchmark, which is composed primarily of large- and mid-cap stocks.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

Six Months Ended October 31, 2023

EXPENSE TABLES

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The DFA International Value Series
Actual Fund Return	$1,000.00	$961.20	0.21%	$1.04
Hypothetical 5% Annual Return	$1,000.00	$1,024.15	0.21%	$1.07

The Japanese Small Company Series
Actual Fund Return	$1,000.00	$988.70	0.12%	$0.60
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

DISCLOSURE OF FUND EXPENSES

CONTINUED

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
The Asia Pacific Small Company Series
Actual Fund Return	$1,000.00	$883.50	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The United Kingdom Small Company Series
Actual Fund Return	$1,000.00	$870.20	0.11%	$0.52
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

The Continental Small Company Series
Actual Fund Return	$1,000.00	$888.10	0.12%	$0.57
Hypothetical 5% Annual Return	$1,000.00	$1,024.60	0.12%	$0.61

The Canadian Small Company Series
Actual Fund Return	$1,000.00	$940.70	0.11%	$0.54
Hypothetical 5% Annual Return	$1,000.00	$1,024.65	0.11%	$0.56

The Emerging Markets Series
Actual Fund Return	$1,000.00	$964.60	0.14%	$0.69
Hypothetical 5% Annual Return	$1,000.00	$1,024.50	0.14%	$0.71

The Emerging Markets Small Cap Series
Actual Fund Return	$1,000.00	$991.10	0.25%	$1.25
Hypothetical 5% Annual Return	$1,000.00	$1,023.95	0.25%	$1.28

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

THE DFA INVESTMENT TRUST COMPANY

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For The DFA Investment Trust Company, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. The DFA Investment Trust Company filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

INTERNATIONAL EQUITY PORTFOLIOS

The DFA International Value Series
Communication Services	3.4%
Consumer Discretionary	12.7%
Consumer Staples	3.9%
Energy	16.0%
Financials	28.3%
Health Care	6.9%
Industrials	10.9%
Information Technology	1.9%
Materials	12.7%
Real Estate	2.1%
Utilities	1.2%

100.0%

The Japanese Small Company Series
Communication Services	2.1%
Consumer Discretionary	14.7%
Consumer Staples	8.5%
Energy	0.8%
Financials	10.1%
Health Care	5.1%
Industrials	28.8%
Information Technology	13.8%
Materials	12.9%
Real Estate	1.5%
Utilities	1.7%

100.0%

The Asia Pacific Small Company Series
Communication Services	5.1%
Consumer Discretionary	20.9%
Consumer Staples	6.7%
Energy	5.5%
Financials	13.4%
Health Care	5.2%
Industrials	12.3%
Information Technology	7.2%
Materials	16.1%
Real Estate	6.9%
Utilities	0.7%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

CONTINUED

The United Kingdom Small Company Series
Communication Services	4.0%
Consumer Discretionary	19.1%
Consumer Staples	8.3%
Energy	3.1%
Financials	20.3%
Health Care	3.1%
Industrials	24.4%
Information Technology	6.5%
Materials	5.8%
Real Estate	2.8%
Utilities	2.6%

100.0%

The Continental Small Company Series
Communication Services	4.9%
Consumer Discretionary	8.0%
Consumer Staples	4.9%
Energy	3.9%
Financials	17.2%
Health Care	5.9%
Industrials	26.7%
Information Technology	10.5%
Materials	9.0%
Real Estate	5.0%
Utilities	4.0%

100.0%

The Canadian Small Company Series
Communication Services	0.9%
Consumer Discretionary	3.9%
Consumer Staples	4.8%
Energy	28.2%
Financials	7.1%
Health Care	2.1%
Industrials	15.0%
Information Technology	4.0%
Materials	24.1%
Real Estate	3.2%
Utilities	6.7%

100.0%

The Emerging Markets Series
Communication Services	8.4%
Consumer Discretionary	11.8%
Consumer Staples	6.2%
Energy	5.9%
Financials	21.6%
Health Care	3.9%
Industrials	7.6%
Information Technology	20.7%
Materials	9.4%
Real Estate	1.9%
Utilities	2.6%

100.0%

The Emerging Markets Small Cap Series
Communication Services	3.4%
Consumer Discretionary	12.8%
Consumer Staples	6.8%
Energy	1.8%
Financials	10.3%
Health Care	8.5%
Industrials	16.7%
Information Technology	15.5%
Materials	15.0%
Real Estate	5.2%
Utilities	4.0%

100.0%

THE DFA INTERNATIONAL VALUE SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.0%)
ANZ Group Holdings Ltd.	3,680,652	$58,040,113	0.5%
National Australia Bank Ltd.	5,308,636	95,100,201	0.8%
Santos Ltd.	14,074,222	68,674,552	0.6%
Westpac Banking Corp.	5,237,352	68,775,704	0.6%
Woodside Energy Group Ltd.	3,980,187	86,687,647	0.8%
Other Securities		314,300,818	2.8%

TOTAL AUSTRALIA		691,579,035	6.1%

AUSTRIA — (0.1%)
Other Securities		10,556,242	0.1%

BELGIUM — (0.6%)
Other Securities		68,158,356	0.6%

CANADA — (9.1%)
Bank of Montreal	1,331,346	100,583,190	0.9%
Bank of Nova Scotia	683,012	27,655,399	0.2%
Bank of Nova Scotia	2,162,349	87,510,264	0.8%
Canadian Imperial Bank of Commerce	1,736,371	61,240,963	0.5%
Fairfax Financial Holdings Ltd.	96,097	79,970,305	0.7%
Manulife Financial Corp.	3,267,295	56,916,279	0.5%
Suncor Energy, Inc.	2,388,283	77,380,369	0.7%
Teck Resources Ltd., Class B	2,373,766	83,888,890	0.7%
Other Securities		480,476,534	4.2%

TOTAL CANADA		1,055,622,193	9.2%

DENMARK — (2.2%)
Other Securities		251,518,708	2.2%

FINLAND — (0.8%)
Other Securities		95,535,714	0.8%

FRANCE — (11.3%)
AXA SA	2,402,612	71,190,414	0.6%
BNP Paribas SA	1,438,342	82,710,427	0.7%
Cie de Saint-Gobain SA	1,911,069	104,027,435	0.9%
Cie Generale des Etablissements Michelin SCA	2,726,689	81,005,707	0.7%
Engie SA	3,701,762	58,876,095	0.5%
Orange SA	7,475,414	87,926,131	0.8%
Sanofi SA	956,125	86,822,112	0.8%
TotalEnergies SE	6,840,726	457,353,790	4.0%
Other Securities		287,207,408	2.5%

TOTAL FRANCE		1,317,119,519	11.5%

GERMANY — (6.2%)
BASF SE	1,595,449	73,721,149	0.6%
Bayer AG	2,226,814	96,217,422	0.8%
Bayerische Motoren Werke AG	942,197	87,628,385	0.8%
Mercedes-Benz Group AG	2,471,518	145,409,910	1.3%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
GERMANY — (Continued)
Other Securities		$321,888,239	2.8%

TOTAL GERMANY		724,865,105	6.3%

HONG KONG — (1.5%)
Other Securities		170,991,702	1.5%

IRELAND — (0.2%)
Other Securities		25,038,980	0.2%

ISRAEL — (0.4%)
Other Securities		51,951,842	0.5%

ITALY — (2.3%)
Stellantis NV	3,233,234	60,404,388	0.5%
UniCredit SpA	4,159,978	104,289,031	0.9%
Other Securities		101,608,790	0.9%

TOTAL ITALY		266,302,209	2.3%

JAPAN — (21.2%)
Honda Motor Co. Ltd.	10,566,000	108,288,524	1.0%
Mitsubishi Corp.	2,313,200	107,831,082	0.9%
Mitsubishi UFJ Financial Group, Inc.	10,193,750	85,516,868	0.8%
Sumitomo Mitsui Financial Group, Inc.	1,370,700	66,078,671	0.6%
# Takeda Pharmaceutical Co. Ltd.	2,592,971	70,385,489	0.6%
Toyota Motor Corp.	7,782,350	136,142,401	1.2%
Other Securities		1,885,791,758	16.4%

TOTAL JAPAN		2,460,034,793	21.5%

NETHERLANDS — (3.5%)
ING Groep NV	4,971,616	63,738,727	0.6%
Koninklijke Ahold Delhaize NV	4,003,663	118,555,624	1.0%
Other Securities		228,550,902	2.0%

TOTAL NETHERLANDS		410,845,253	3.6%

NEW ZEALAND — (0.2%)
Other Securities		20,727,048	0.2%

NORWAY — (0.9%)
Other Securities		101,952,505	0.9%

PORTUGAL — (0.1%)
Other Securities		14,600,091	0.1%

SINGAPORE — (1.0%)
Other Securities		119,239,175	1.0%

SPAIN — (2.4%)
# Banco Santander SA	34,833,091	128,113,786	1.1%
# Banco Santander SA, Sponsored ADR	219,342	796,211	0.0%
Repsol SA	5,269,796	77,161,128	0.7%
Other Securities		76,139,234	0.7%

TOTAL SPAIN		282,210,359	2.5%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWEDEN — (2.5%)
Other Securities		$292,244,822	2.6%

SWITZERLAND — (9.9%)
Cie Financiere Richemont SA, Class A	809,027	95,445,330	0.8%
Holcim AG	974,130	60,228,276	0.5%
Novartis AG	1,526,421	142,902,858	1.3%
# Novartis AG, Sponsored ADR	1,378,570	129,006,581	1.1%
Swisscom AG	94,854	56,835,455	0.5%
UBS Group AG	6,031,321	141,714,501	1.2%
#* UBS Group AG	1,233,582	28,939,820	0.3%
Zurich Insurance Group AG	348,909	165,729,170	1.5%
Other Securities		330,054,021	2.9%

TOTAL SWITZERLAND		1,150,856,012	10.1%

UNITED KINGDOM — (12.8%)
BP PLC, Sponsored ADR	1,698,003	62,112,950	0.5%
British American Tobacco PLC	1,884,352	56,290,123	0.5%
Glencore PLC	12,424,779	65,811,861	0.6%
HSBC Holdings PLC	13,535,003	97,728,348	0.9%
# HSBC Holdings PLC, Sponsored ADR	2,324,211	84,438,585	0.7%
Lloyds Banking Group PLC	124,313,687	60,503,314	0.5%
Shell PLC	307,658	9,914,840	0.1%
# Shell PLC, ADR	9,015,405	587,263,482	5.1%
Other Securities		467,100,882	4.1%

TOTAL UNITED KINGDOM		1,491,164,385	13.0%

UNITED STATES — (0.7%)
Other Securities		82,198,731	0.7%

TOTAL COMMON STOCKS		11,155,312,779	97.5%

PREFERRED STOCKS — (0.7%)
GERMANY — (0.7%)
Other Securities		75,043,140	0.6%

TOTAL INVESTMENT SECURITIES (Cost $10,152,946,131)		11,230,355,919

		Value†
SECURITIES LENDING COLLATERAL — (3.4%)
@§ The DFA Short Term Investment Fund	34,363,676	397,484,640	3.5%

TOTAL INVESTMENTS—(100.0%) (Cost $10,550,431,199)		$11,627,840,559	101.6%

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

As of October 31, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	490	12/15/23	$107,657,486	$103,200,125	$(4,457,361)

Total Futures Contracts			$107,657,486	$103,200,125	$(4,457,361)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$691,579,035	—	$691,579,035
Austria	—	10,556,242	—	10,556,242
Belgium	—	68,158,356	—	68,158,356
Canada	$1,055,622,193	—	—	1,055,622,193
Denmark	—	251,518,708	—	251,518,708
Finland	4,405,789	91,129,925	—	95,535,714
France	—	1,317,119,519	—	1,317,119,519
Germany	16,328,138	708,536,967	—	724,865,105
Hong Kong	—	170,991,702	—	170,991,702
Ireland	—	25,038,980	—	25,038,980
Israel	—	51,951,842	—	51,951,842
Italy	51,149,858	215,152,351	—	266,302,209
Japan	23,469,350	2,436,565,443	—	2,460,034,793
Netherlands	23,539,526	387,305,727	—	410,845,253
New Zealand	—	20,727,048	—	20,727,048
Norway	—	101,952,505	—	101,952,505
Portugal	—	14,600,091	—	14,600,091
Singapore	—	119,239,175	—	119,239,175
Spain	8,288,581	273,921,778	—	282,210,359
Sweden	—	292,244,822	—	292,244,822
Switzerland	178,193,050	972,662,962	—	1,150,856,012
United Kingdom	804,084,889	687,079,496	—	1,491,164,385
United States	82,198,731	—	—	82,198,731
Preferred Stocks
Germany	—	75,043,140	—	75,043,140
Securities Lending Collateral	—	397,484,640	—	397,484,640
Futures Contracts**	(4,457,361)	—	—	(4,457,361)

TOTAL	$2,242,822,744	$9,380,560,454	—	$11,623,383,198

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE JAPANESE SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (2.0%)
Other Securities		$57,215,453	2.0%

CONSUMER DISCRETIONARY — (14.6%)
Food & Life Cos. Ltd.	473,500	7,980,732	0.3%
# Kyoritsu Maintenance Co. Ltd.	179,000	6,846,028	0.3%
Resorttrust, Inc.	514,664	7,406,083	0.3%
Tomy Co. Ltd.	549,293	7,576,172	0.3%
Yoshinoya Holdings Co. Ltd.	333,700	7,798,729	0.3%
Other Securities		372,773,265	13.1%

TOTAL CONSUMER DISCRETIONARY		410,381,009	14.6%

CONSUMER STAPLES — (8.4%)
Morinaga & Co. Ltd.	212,599	7,667,235	0.3%
Nissui Corp.	1,771,500	8,596,290	0.3%
Pigeon Corp.	722,925	7,675,931	0.3%
Sapporo Holdings Ltd.	258,920	9,115,564	0.3%
Other Securities		204,377,820	7.2%

TOTAL CONSUMER STAPLES		237,432,840	8.4%

ENERGY — (0.8%)
Japan Petroleum Exploration Co. Ltd.	215,300	7,372,216	0.3%
Other Securities		14,740,245	0.5%

TOTAL ENERGY		22,112,461	0.8%

FINANCIALS — (10.0%)
77 Bank Ltd.	351,052	7,824,613	0.3%
Gunma Bank Ltd.	2,072,540	10,015,697	0.4%
Hirogin Holdings, Inc.	1,509,400	9,597,788	0.3%
Hokuhoku Financial Group, Inc.	688,853	8,042,412	0.3%
Kyushu Financial Group, Inc.	1,844,437	11,622,672	0.4%
Nishi-Nippon Financial Holdings, Inc.	739,500	8,831,931	0.3%
Shiga Bank Ltd.	279,100	7,380,889	0.3%
Yamaguchi Financial Group, Inc.	1,237,672	11,358,673	0.4%
Other Securities		206,999,387	7.3%

TOTAL FINANCIALS		281,674,062	10.0%

HEALTH CARE — (5.0%)
Jeol Ltd.	252,800	7,137,389	0.3%
Nakanishi, Inc.	351,400	7,717,880	0.3%
Other Securities		127,231,236	4.4%

TOTAL HEALTH CARE		142,086,505	5.0%

INDUSTRIALS — (28.5%)
Daiseki Co. Ltd.	285,355	7,880,789	0.3%
DMG Mori Co. Ltd.	674,700	11,159,541	0.4%
EXEO Group, Inc.	493,200	10,243,644	0.4%
Hazama Ando Corp.	1,150,400	8,904,120	0.3%
Kokuyo Co. Ltd.	454,525	7,045,125	0.3%
Mabuchi Motor Co. Ltd.	254,834	7,280,487	0.3%
Meitec Group Holdings, Inc.	478,200	8,416,362	0.3%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (Continued)
Mirait One Corp.	565,135	$7,490,157	0.3%
Nagase & Co. Ltd.	584,600	8,856,159	0.3%
Nichias Corp.	378,700	7,513,304	0.3%
Nikkon Holdings Co. Ltd.	369,900	7,848,810	0.3%
Ushio, Inc.	592,600	7,227,008	0.3%
Other Securities		705,369,769	24.7%

TOTAL INDUSTRIALS		805,235,275	28.5%

INFORMATION TECHNOLOGY — (13.7%)
Alps Alpine Co. Ltd.	911,442	7,479,491	0.3%
Citizen Watch Co. Ltd.	1,550,700	9,043,705	0.3%
Daiwabo Holdings Co. Ltd.	574,800	10,925,050	0.4%
Dexerials Corp.	345,400	7,878,683	0.3%
Maruwa Co. Ltd.	50,800	8,913,540	0.3%
NET One Systems Co. Ltd.	492,716	7,520,285	0.3%
# Nippon Electric Glass Co. Ltd.	393,736	7,871,676	0.3%
NSD Co. Ltd.	482,660	8,397,741	0.3%
Tokyo Seimitsu Co. Ltd.	203,000	9,489,316	0.3%
Ulvac, Inc.	200,200	6,884,710	0.3%
Other Securities		300,915,943	10.6%

TOTAL INFORMATION TECHNOLOGY		385,320,140	13.7%

MATERIALS — (12.8%)
ADEKA Corp.	507,000	8,476,143	0.3%
Mitsui Mining & Smelting Co. Ltd.	345,600	8,974,059	0.3%
Sumitomo Bakelite Co. Ltd.	171,900	7,649,191	0.3%
Taiheiyo Cement Corp.	478,091	8,193,349	0.3%
Teijin Ltd.	754,588	6,829,833	0.3%
Tokai Carbon Co. Ltd.	943,200	7,238,009	0.3%
UBE Corp.	611,100	9,410,201	0.3%
Other Securities		304,800,022	10.7%

TOTAL MATERIALS		361,570,807	12.8%

REAL ESTATE — (1.5%)
Other Securities		42,985,677	1.5%

UTILITIES — (1.7%)
Nippon Gas Co. Ltd.	676,700	10,170,459	0.4%
Other Securities		37,326,611	1.3%

TOTAL UTILITIES		47,497,070	1.7%

TOTAL COMMON STOCKS (Cost $2,743,166,586)		2,793,511,299	99.0%

		Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@§ The DFA Short Term Investment Fund	2,508,802	29,019,314	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $2,772,186,608)		$2,822,530,613	100.0%

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$57,215,453	—	$57,215,453
Consumer Discretionary	$1,476,840	408,904,169	—	410,381,009
Consumer Staples	—	237,432,840	—	237,432,840
Energy	—	22,112,461	—	22,112,461
Financials	—	281,674,062	—	281,674,062
Health Care	—	142,086,505	—	142,086,505
Industrials	—	805,235,275	—	805,235,275
Information Technology	—	385,320,140	—	385,320,140
Materials	—	361,570,807	—	361,570,807
Real Estate	—	42,985,677	—	42,985,677
Utilities	—	47,497,070	—	47,497,070
Securities Lending Collateral	—	29,019,314	—	29,019,314

TOTAL	$1,476,840	$2,821,053,773	—	$2,822,530,613

See accompanying Notes to Financial Statements.

THE ASIA PACIFIC SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.0%)
AUSTRALIA — (64.1%)
	AMP Ltd.	16,394,773	$10,923,695	0.9%
	Ansell Ltd.	667,276	9,015,436	0.8%
#	ARB Corp. Ltd.	516,706	9,641,932	0.8%
	AUB Group Ltd.	653,490	11,222,709	0.9%
#	Bank of Queensland Ltd.	3,124,152	10,152,388	0.8%
	Bapcor Ltd.	2,047,713	6,970,109	0.6%
	Beach Energy Ltd.	8,618,391	8,488,701	0.7%
*	Bellevue Gold Ltd.	8,798,707	8,001,775	0.7%
*	Boss Energy Ltd.	2,371,994	6,536,645	0.5%
#	Breville Group Ltd.	613,229	8,311,031	0.7%
*	Capricorn Metals Ltd.	2,313,472	6,883,469	0.6%
#	Champion Iron Ltd.	1,787,152	8,128,867	0.7%
	Corporate Travel Management Ltd.	706,323	7,474,030	0.6%
	CSR Ltd.	3,025,097	10,809,247	0.9%
	Domino’s Pizza Enterprises Ltd.	284,704	9,226,985	0.8%
	Downer EDI Ltd.	4,102,725	9,867,275	0.8%
	Eagers Automotive Ltd.	877,469	7,216,825	0.6%
#	Flight Centre Travel Group Ltd.	991,677	11,788,395	1.0%
	Gold Road Resources Ltd.	8,223,152	9,774,805	0.8%
	GUD Holdings Ltd.	1,021,707	6,947,914	0.6%
#	Harvey Norman Holdings Ltd.	3,154,895	7,374,464	0.6%
	HUB24 Ltd.	477,073	9,211,187	0.8%
	Iluka Resources Ltd.	1,561,869	7,212,329	0.6%
	InvoCare Ltd.	908,018	7,307,553	0.6%
	IPH Ltd.	1,569,172	6,819,157	0.6%
*	Karoon Energy Ltd.	4,021,732	6,476,220	0.5%
	Metcash Ltd.	4,615,181	10,807,985	0.9%
	Netwealth Group Ltd.	806,030	6,549,114	0.5%
	New Hope Corp. Ltd.	3,051,610	11,230,195	0.9%
	nib holdings Ltd.	2,762,115	12,729,528	1.1%
	Nine Entertainment Co. Holdings Ltd.	7,806,987	9,199,665	0.8%
	Orora Ltd.	8,207,195	12,861,724	1.1%
*	Paladin Energy Ltd.	16,031,454	9,660,647	0.8%
	Perpetual Ltd.	638,190	7,802,171	0.7%
	Perseus Mining Ltd.	7,999,202	8,546,820	0.7%
	Reliance Worldwide Corp. Ltd.	4,522,177	10,079,750	0.8%
*	Sandfire Resources Ltd.	3,123,483	11,848,150	1.0%
	Sims Ltd.	999,254	7,965,428	0.7%
	Super Retail Group Ltd.	1,077,207	9,063,950	0.8%
	Tabcorp Holdings Ltd.	13,480,179	6,651,512	0.6%
	Technology One Ltd.	742,435	6,885,186	0.6%
Ω	Viva Energy Group Ltd.	6,590,681	11,867,968	1.0%
#*	Webjet Ltd.	2,302,818	8,948,714	0.7%
	Other Securities		387,123,834	32.0%

TOTAL AUSTRALIA			771,605,484	64.2%

CAYMAN ISLANDS — (0.0%)
	Other Security		23,977	0.0%

CHINA — (0.1%)
	Other Securities		789,268	0.1%

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	HONG KONG — (21.0%)
	ASMPT Ltd.	1,562,400	$13,232,824	1.1%
	Luk Fook Holdings International Ltd.	3,378,000	8,380,129	0.7%
	NWS Holdings Ltd.	6,279,000	7,429,555	0.6%
	Pacific Basin Shipping Ltd.	28,378,000	8,211,841	0.7%
	PCCW Ltd.	18,348,545	8,980,462	0.8%
*Ω	Samsonite International SA	3,780,000	11,707,104	1.0%
	Other Securities		194,764,988	16.1%

	TOTAL HONG KONG		252,706,903	21.0%

	NEW ZEALAND — (3.2%)
	Other Securities		39,180,066	3.2%

	SINGAPORE — (10.6%)
	ComfortDelGro Corp. Ltd.	9,516,700	9,191,833	0.8%
	Other Securities		118,504,758	9.8%

	TOTAL SINGAPORE		127,696,591	10.6%

	TOTAL COMMON STOCKS		1,192,002,289	99.1%

	RIGHTS/WARRANTS — (0.0%)
	AUSTRALIA — (0.0%)
	Other Securities		1,336	0.0%

	TOTAL INVESTMENT SECURITIES (Cost $1,516,440,464)		1,192,003,625

			Value†
	SECURITIES LENDING COLLATERAL — (1.0%)
	@§ The DFA Short Term Investment Fund	1,022,740	11,830,034	1.0%

	TOTAL INVESTMENTS—(100.0%) (Cost $1,528,270,413)		$1,203,833,659	100.1%

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Australia	$13,693	$771,242,347	$349,444		$771,605,484
Cayman Islands	—	23,977	—		23,977
China	—	789,268	—		789,268
Hong Kong	—	252,398,888	308,015		252,706,903
New Zealand	—	39,180,066	—		39,180,066
Singapore	—	127,046,839	649,752		127,696,591
Rights/Warrants
Australia	—	1,336	—		1,336
Securities Lending Collateral	—	11,830,034	—		11,830,034

TOTAL	$13,693	$1,202,512,755	$1,307,211	^	$1,203,833,659

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE UNITED KINGDOM SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

	Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (4.0%)
4imprint Group PLC	165,738	$10,143,389	0.8%
ITV PLC	14,659,552	11,414,423	0.9%
Moneysupermarket.com Group PLC	3,209,924	10,129,507	0.8%
Other Securities		18,523,765	1.5%

TOTAL COMMUNICATION SERVICES		50,211,084	4.0%

CONSUMER DISCRETIONARY — (19.0%)
Bellway PLC	596,527	15,180,838	1.2%
Domino’s Pizza Group PLC	3,097,499	12,924,628	1.0%
Games Workshop Group PLC	177,416	21,331,156	1.7%
Greggs PLC	601,854	17,359,651	1.4%
Inchcape PLC	2,145,919	17,397,976	1.4%
Persimmon PLC	978,415	12,116,690	1.0%
Pets at Home Group PLC	2,876,399	9,834,326	0.8%
Redrow PLC	1,640,617	9,722,304	0.8%
Vistry Group PLC	1,581,400	13,630,585	1.1%
Other Securities		107,540,636	8.5%

TOTAL CONSUMER DISCRETIONARY		237,038,790	18.9%

CONSUMER STAPLES — (8.3%)
Britvic PLC	1,626,728	16,593,568	1.3%
Cranswick PLC	366,623	15,588,013	1.3%
* Marks & Spencer Group PLC	9,096,384	24,019,747	1.9%
Tate & Lyle PLC	2,193,476	16,830,969	1.3%
Other Securities		30,051,812	2.4%

TOTAL CONSUMER STAPLES		103,084,109	8.2%

ENERGY — (3.0%)
Other Securities		38,047,863	3.0%

FINANCIALS — (20.1%)
Bank of Georgia Group PLC	269,724	10,920,373	0.9%
Beazley PLC	3,110,587	19,485,841	1.6%
Burford Capital Ltd.	974,033	12,043,015	1.0%
Close Brothers Group PLC	934,202	9,069,257	0.7%
* Direct Line Insurance Group PLC	5,736,832	10,577,314	0.8%
Hiscox Ltd.	1,481,388	16,914,945	1.3%
IG Group Holdings PLC	1,557,868	12,102,444	1.0%
Lancashire Holdings Ltd.	1,629,727	11,253,076	0.9%
Man Group PLC	7,541,211	20,162,454	1.6%
Paragon Banking Group PLC	1,921,607	10,365,204	0.8%
Plus500 Ltd.	531,015	9,109,342	0.7%
Virgin Money U.K. PLC	6,394,358	11,617,099	0.9%
Other Securities		97,536,245	7.9%

TOTAL FINANCIALS		251,156,609	20.1%

HEALTH CARE — (3.0%)
* Indivior PLC	766,956	14,704,637	1.2%
Other Securities		23,358,121	1.9%

TOTAL HEALTH CARE		38,062,758	3.1%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDUSTRIALS — (24.2%)
* Babcock International Group PLC	2,641,605	$12,568,828	1.0%
Balfour Beatty PLC	3,585,302	13,512,546	1.1%
Diploma PLC	428,815	14,867,363	1.2%
Grafton Group PLC	1,489,341	14,019,677	1.1%
Hays PLC	9,150,271	10,722,745	0.9%
Howden Joinery Group PLC	1,391,766	10,808,598	0.9%
* International Distributions Services PLC	3,240,163	9,959,380	0.8%
JET2 PLC	813,756	9,944,724	0.8%
Mitie Group PLC	7,951,370	9,543,633	0.8%
QinetiQ Group PLC	3,297,003	13,291,365	1.1%
Rotork PLC	4,407,598	15,761,223	1.3%
Serco Group PLC	5,743,194	9,978,356	0.8%
Travis Perkins PLC	1,117,269	10,066,748	0.8%
Other Securities		146,925,070	11.5%

TOTAL INDUSTRIALS		301,970,256	24.1%

INFORMATION TECHNOLOGY — (6.4%)
Computacenter PLC	501,247	15,677,786	1.3%
Softcat PLC	689,548	10,622,540	0.8%
Spectris PLC	361,445	13,657,892	1.1%
Other Securities		40,018,928	3.2%

TOTAL INFORMATION TECHNOLOGY		79,977,146	6.4%

MATERIALS — (5.7%)
Hill & Smith PLC	550,246	11,030,269	0.9%
Other Securities		60,717,342	4.8%

TOTAL MATERIALS		71,747,611	5.7%

REAL ESTATE — (2.8%)
Grainger PLC	4,251,088	11,765,849	1.0%
Savills PLC	971,680	9,308,536	0.8%
Other Securities		13,332,369	1.0%

TOTAL REAL ESTATE		34,406,754	2.8%

UTILITIES — (2.6%)
Drax Group PLC	2,467,126	12,675,532	1.0%
Pennon Group PLC	1,364,308	12,065,996	1.0%
Other Security		7,989,073	0.6%

TOTAL UTILITIES		32,730,601	2.6%

TOTAL COMMON STOCKS (Cost $1,353,648,625)		1,238,433,581	98.9%

		Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§ The DFA Short Term Investment Fund	1,003,030	11,602,045	1.0%

TOTAL INVESTMENTS—(100.0%) (Cost $1,365,250,747)		$1,250,035,626	99.9%

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$9,735	$50,201,349	—		$50,211,084
Consumer Discretionary	—	237,038,790	—		237,038,790
Consumer Staples	—	103,084,109	—		103,084,109
Energy	—	37,923,815	$124,048		38,047,863
Financials	—	251,155,569	1,040		251,156,609
Health Care	—	38,062,758	—		38,062,758
Industrials	—	301,970,256	—		301,970,256
Information Technology	—	79,977,146	—		79,977,146
Materials	—	71,747,611	—		71,747,611
Real Estate	—	34,406,754	—		34,406,754
Utilities	—	32,730,601	—		32,730,601
Securities Lending Collateral	—	11,602,045	—		11,602,045

TOTAL	$9,735	$1,249,900,803	$125,088	^	$1,250,035,626

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (95.9%)
	AUSTRIA — (3.2%)
	ANDRITZ AG	438,579	$20,187,397	0.4%
Ω	BAWAG Group AG	434,580	19,356,361	0.4%
	Other Securities		111,012,363	2.4%

	TOTAL AUSTRIA		150,556,121	3.2%

	BELGIUM — (3.8%)
	Ackermans & van Haaren NV	171,688	25,487,591	0.6%
	Euronav NV	1,303,139	23,326,697	0.5%
	Other Securities		132,117,956	2.8%

	TOTAL BELGIUM		180,932,244	3.9%

	DENMARK — (6.4%)
*	Jyske Bank AS	437,851	30,857,271	0.7%
	Ringkjoebing Landbobank AS	197,625	26,935,971	0.6%
	Royal Unibrew AS	312,981	22,640,649	0.5%
	Sydbank AS	461,164	20,032,806	0.4%
	Other Securities		203,835,973	4.4%

	TOTAL DENMARK		304,302,670	6.6%

	FINLAND — (5.1%)
	Huhtamaki OYJ	631,957	21,724,252	0.5%
	Orion OYJ, Class B	629,985	25,064,275	0.6%
#	Valmet OYJ	886,762	19,900,132	0.4%
	Wartsila OYJ Abp	2,378,105	28,379,105	0.6%
	Other Securities		146,586,296	3.1%

	TOTAL FINLAND		241,654,060	5.2%

	FRANCE — (11.3%)
	Elis SA	1,272,724	20,872,644	0.5%
	Gaztransport Et Technigaz SA	171,206	21,898,963	0.5%
	Rexel SA	1,427,474	29,152,980	0.6%
	SCOR SE	850,826	25,400,939	0.5%
*	SOITEC	147,840	22,066,351	0.5%
	Sopra Steria Group SACA	120,549	21,642,911	0.5%
	SPIE SA	860,805	22,637,026	0.5%
	Other Securities		372,000,758	7.9%

	TOTAL FRANCE		535,672,572	11.5%

	GERMANY — (14.1%)
#	Bechtle AG	434,992	19,441,013	0.4%
	CTS Eventim AG & Co. KGaA	322,671	19,536,483	0.4%
	Freenet AG	931,981	23,656,380	0.5%
	Gerresheimer AG	239,432	22,332,589	0.5%
	Hugo Boss AG	412,000	24,095,810	0.5%
	thyssenkrupp AG	3,151,431	21,964,393	0.5%
	Other Securities		536,826,812	11.6%

	TOTAL GERMANY		667,853,480	14.4%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
IRELAND — (1.0%)
	Other Securities		$45,236,596	1.0%

ISRAEL — (1.9%)
	Other Securities		91,075,560	2.0%

ITALY — (10.6%)
	Banco BPM SpA	9,876,720	50,532,629	1.1%
#	BPER Banca	6,542,561	21,290,464	0.5%
	Brunello Cucinelli SpA	248,717	20,006,230	0.4%
	Leonardo SpA	2,654,010	40,108,685	0.9%
	Other Securities		371,549,104	7.9%

TOTAL ITALY			503,487,112	10.8%

NETHERLANDS — (4.9%)
	Aalberts NV	673,240	21,020,076	0.5%
	Arcadis NV	526,995	22,273,333	0.5%
	BE Semiconductor Industries NV	392,853	40,581,596	0.9%
Ω	Signify NV	743,928	19,284,717	0.4%
	Other Securities		131,580,048	2.8%

TOTAL NETHERLANDS			234,739,770	5.1%

NORWAY — (2.0%)
	Other Securities		97,377,918	2.1%

PORTUGAL — (1.1%)
	Other Securities		50,590,874	1.1%

SPAIN — (6.4%)
	Banco de Sabadell SA	36,362,876	45,213,373	1.0%
	Bankinter SA	4,245,482	26,846,128	0.6%
#	Enagas SA	1,457,648	24,384,537	0.5%
	Other Securities		206,882,969	4.4%

TOTAL SPAIN			303,327,007	6.5%

SWEDEN — (5.4%)
	Other Securities		258,456,868	5.6%

SWITZERLAND — (18.7%)
	Adecco Group AG	573,691	21,710,502	0.5%
	Allreal Holding AG	123,491	19,816,056	0.4%
	Belimo Holding AG	65,574	27,607,771	0.6%
	BKW AG	161,471	27,144,558	0.6%
	Bucher Industries AG	54,010	19,279,744	0.4%
*	Dufry AG	554,235	19,428,293	0.4%
	Flughafen Zurich AG	145,858	27,255,287	0.6%
Ω	Galenica AG	285,324	21,555,903	0.5%
	Georg Fischer AG	626,442	32,506,926	0.7%
	Helvetia Holding AG	262,788	35,327,584	0.8%
	PSP Swiss Property AG	337,750	41,556,493	0.9%
	Siegfried Holding AG	32,647	25,889,674	0.6%
	Temenos AG	344,252	24,801,829	0.5%
Ω	VAT Group AG	71,846	25,477,992	0.5%

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SWITZERLAND — (Continued)
Other Securities		$516,718,458	11.1%

TOTAL SWITZERLAND		886,077,070	19.1%

UNITED STATES — (0.0%)
Other Securities		1,431,685	0.0%

TOTAL COMMON STOCKS		4,552,771,607	98.1%

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
Other Securities		41,269,340	0.9%

RIGHTS/WARRANTS — (0.0%)
FINLAND — (0.0%)
Other Security		1,801,296	0.0%

SPAIN — (0.0%)
Other Security		477,756	0.0%

TOTAL RIGHTS/WARRANTS		2,279,052	0.0%

TOTAL INVESTMENT SECURITIES (Cost $4,294,866,091)		4,596,319,999

		Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@§ The DFA Short Term Investment Fund	13,062,502	151,093,958	3.3%

TOTAL INVESTMENTS—(100.0%) (Cost $4,445,959,349)		$4,747,413,957	102.3%

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$974,623	$149,581,498	—	$150,556,121
Belgium	792,151	180,140,093	—	180,932,244
Denmark	—	304,302,670	—	304,302,670
Finland	—	241,654,060	—	241,654,060
France	—	535,672,572	—	535,672,572
Germany	1,775,471	666,078,009	—	667,853,480
Ireland	—	45,236,596	—	45,236,596
Israel	1,713,493	89,362,067	—	91,075,560
Italy	—	503,487,112	—	503,487,112
Netherlands	—	234,739,770	—	234,739,770
Norway	—	97,377,918	—	97,377,918
Portugal	—	50,590,874	—	50,590,874
Spain	—	303,327,007	—	303,327,007
Sweden	—	258,456,868	—	258,456,868
Switzerland	—	886,077,070	—	886,077,070

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United States	—	$1,431,685	—	$1,431,685
Preferred Stocks
Germany	—	41,269,340	—	41,269,340
Rights/Warrants
Finland	—	1,801,296	—	1,801,296
Spain	—	477,756	—	477,756
Securities Lending Collateral	—	151,093,958	—	151,093,958

TOTAL	$5,255,738	$4,742,158,219	—	$4,747,413,957

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (93.2%)
COMMUNICATION SERVICES — (0.8%)
	Other Securities		$10,370,357	0.9%

CONSUMER DISCRETIONARY — (3.7%)
#*	Aritzia, Inc.	490,659	7,631,884	0.6%
	Linamar Corp.	254,133	10,988,148	0.9%
	Other Securities		27,506,543	2.4%

TOTAL CONSUMER DISCRETIONARY			46,126,575	3.9%

CONSUMER STAPLES — (4.5%)
	Maple Leaf Foods, Inc.	468,524	9,328,248	0.8%
#	Premium Brands Holdings Corp.	244,773	15,758,668	1.3%
	Primo Water Corp.	92,255	1,204,850	0.1%
	Primo Water Corp.	799,922	10,434,894	0.9%
	Other Securities		19,771,521	1.7%

TOTAL CONSUMER STAPLES			56,498,181	4.8%

ENERGY — (26.3%)
*	Advantage Energy Ltd.	1,218,356	8,847,193	0.8%
	Baytex Energy Corp.	2,680,011	11,595,505	1.0%
#	Birchcliff Energy Ltd.	1,577,017	8,710,979	0.7%
	Crescent Point Energy Corp.	2,232,271	17,900,021	1.5%
	Crescent Point Energy Corp.	739,368	5,922,338	0.5%
	Enerplus Corp.	1,253,055	21,189,212	1.8%
	Enerplus Corp.	28,353	479,449	0.0%
#	Gibson Energy, Inc.	854,905	12,989,254	1.1%
*	MEG Energy Corp.	1,231,299	24,328,533	2.1%
*	NuVista Energy Ltd.	996,250	9,662,565	0.8%
	Paramount Resources Ltd., Class A	453,102	10,890,136	0.9%
	Parex Resources, Inc.	560,334	10,739,988	0.9%
	Parkland Corp.	743,571	22,504,182	1.9%
#	Peyto Exploration & Development Corp.	1,064,787	11,210,305	1.0%
#	PrairieSky Royalty Ltd.	1,219,867	21,419,695	1.8%
	Secure Energy Services, Inc.	1,822,233	10,118,041	0.9%
#	Vermilion Energy, Inc.	681,624	9,835,440	0.8%
	Vermilion Energy, Inc.	233,451	3,366,363	0.3%
#	Whitecap Resources, Inc.	1,388,207	10,721,255	0.9%
	Other Securities		98,781,619	8.4%

TOTAL ENERGY			331,212,073	28.1%

FINANCIALS — (6.6%)
	Canadian Western Bank	530,725	10,516,909	0.9%
	CI Financial Corp.	992,058	8,992,370	0.8%
#	EQB, Inc.	161,831	8,031,159	0.7%
	Onex Corp.	171,939	9,636,271	0.8%
	Other Securities		46,037,310	3.9%

TOTAL FINANCIALS			83,214,019	7.1%

HEALTH CARE — (2.0%)
	Bausch Health Cos., Inc.	1,551,796	10,583,249	0.9%
#*	Bausch Health Cos., Inc.	17,777	121,013	0.0%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
HEALTH CARE — (Continued)
	Other Securities		$14,052,775	1.2%

TOTAL HEALTH CARE			24,757,037	2.1%

INDUSTRIALS — (13.9%)
*	ATS Corp.	439,439	14,798,487	1.3%
*	Bombardier, Inc., Class A	13,489	433,632	0.0%
*	Bombardier, Inc., Class B	454,361	14,576,904	1.2%
	Boyd Group Services, Inc.	120,716	20,581,131	1.8%
	Finning International, Inc.	840,489	22,522,135	1.9%
	Richelieu Hardware Ltd.	316,493	9,466,832	0.8%
	Russel Metals, Inc.	357,603	8,909,453	0.8%
	SNC-Lavalin Group, Inc.	978,592	27,182,523	2.3%
	Other Securities		57,389,909	4.8%

TOTAL INDUSTRIALS			175,861,006	14.9%

INFORMATION TECHNOLOGY — (3.7%)
*	Celestica, Inc.	58,598	1,368,263	0.1%
*	Celestica, Inc.	584,405	13,641,384	1.2%
#*	Lightspeed Commerce, Inc.	662,243	8,251,548	0.7%
	Other Securities		23,295,357	2.0%

TOTAL INFORMATION TECHNOLOGY			46,556,552	4.0%

MATERIALS — (22.5%)
	Alamos Gold, Inc., Class A	1,993,469	24,682,065	2.1%
	Alamos Gold, Inc., Class A	41,121	509,078	0.1%
	B2Gold Corp.	1,611,233	5,158,735	0.4%
	B2Gold Corp.	5,340,960	17,251,301	1.5%
*	Capstone Copper Corp.	2,311,783	7,868,481	0.7%
	Eldorado Gold Corp.	682,069	7,377,705	0.6%
#*	Eldorado Gold Corp.	467,945	5,058,485	0.4%
#	Labrador Iron Ore Royalty Corp.	346,569	7,622,394	0.7%
	Methanex Corp.	206,998	8,547,111	0.7%
	Methanex Corp.	144,520	5,961,450	0.5%
	OceanaGold Corp.	4,732,563	7,917,466	0.7%
	Osisko Gold Royalties Ltd.	649,135	7,934,262	0.7%
	Osisko Gold Royalties Ltd.	299,402	3,658,692	0.3%
	SSR Mining, Inc.	847,686	11,730,370	1.0%
#	SSR Mining, Inc.	365,680	5,075,638	0.4%
	Stella-Jones, Inc.	304,188	15,933,814	1.4%
	Other Securities		141,075,036	11.9%

TOTAL MATERIALS			283,362,083	24.1%

REAL ESTATE — (3.0%)
	Altus Group Ltd.	245,393	8,334,603	0.7%
	Tricon Residential, Inc.	1,228,695	8,142,569	0.7%
	Other Securities		21,600,844	1.8%

TOTAL REAL ESTATE			38,078,016	3.2%

UTILITIES — (6.2%)
	Atco Ltd., Class I	445,141	11,411,403	1.0%
#	Boralex, Inc., Class A	508,523	9,464,560	0.8%
#	Capital Power Corp.	688,895	17,630,347	1.5%

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
UTILITIES — (Continued)
# TransAlta Corp.	1,716,689	$12,564,913	1.1%
Other Securities		27,796,553	2.3%

TOTAL UTILITIES		78,867,776	6.7%

TOTAL COMMON STOCKS (Cost $1,116,658,978)		1,174,903,675	99.8%

		Value†
SECURITIES LENDING COLLATERAL — (6.8%)
@§ The DFA Short Term Investment Fund	7,370,255	85,251,738	7.2%

TOTAL INVESTMENTS—(100.0%) (Cost $1,201,910,716)		$1,260,155,413	107.0%

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$7,521,380	$2,848,977	—		$10,370,357
Consumer Discretionary	46,126,575	—	—		46,126,575
Consumer Staples	56,498,181	—	—		56,498,181
Energy	331,212,073	—	—		331,212,073
Financials	83,115,371	98,648	—		83,214,019
Health Care	24,744,942	—	$12,095		24,757,037
Industrials	175,861,006	—	—		175,861,006
Information Technology	46,556,552	—	—		46,556,552
Materials	282,952,684	409,399	—		283,362,083
Real Estate	38,078,016	—	—		38,078,016
Utilities	78,867,776	—	—		78,867,776
Securities Lending Collateral	—	85,251,738	—		85,251,738

TOTAL	$1,171,534,556	$88,608,762	$12,095	^	$1,260,155,413

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (98.0%)
	BRAZIL — (3.9%)
	Petroleo Brasileiro SA	2,733,556	$20,516,241	0.5%
	Petroleo Brasileiro SA, Sponsored ADR	511,889	7,079,425	0.2%
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,418,245	0.1%
	Vale SA	1,834,275	25,103,376	0.6%
	Other Securities		115,560,546	2.5%

	TOTAL BRAZIL		171,677,833	3.9%

	CHILE — (0.5%)
	Other Securities		20,560,416	0.5%

	CHINA — (25.7%)
*	Alibaba Group Holding Ltd.	3,987,600	41,052,633	1.0%
*	Alibaba Group Holding Ltd., Sponsored ADR	706,990	58,354,955	1.4%
*	Baidu, Inc., Class A	1,330,750	17,471,152	0.4%
	Bank of China Ltd., Class H	43,912,181	15,340,063	0.4%
#	BYD Co. Ltd., Class H	533,886	16,235,529	0.4%
	China Construction Bank Corp., Class H	59,766,590	33,801,467	0.8%
	China Resources Land Ltd.	3,998,666	14,967,431	0.4%
	CSPC Pharmaceutical Group Ltd.	16,771,200	14,649,127	0.4%
	Geely Automobile Holdings Ltd.	10,501,000	11,922,045	0.3%
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	14,748,359	0.4%
	JD.com, Inc., Class A	1,150,871	14,631,204	0.4%
	Kweichow Moutai Co. Ltd., Class A	55,993	12,895,393	0.3%
	Lenovo Group Ltd.	11,967,278	13,926,695	0.3%
*Ω	Meituan, Class B	1,414,140	20,045,441	0.5%
	NetEase, Inc., ADR	193,704	20,710,832	0.5%
*	PDD Holdings, Inc., ADR	122,979	12,472,530	0.3%
	Ping An Insurance Group Co. of China Ltd., Class H	4,658,000	23,627,589	0.6%
	Tencent Holdings Ltd.	3,804,300	140,792,312	3.2%
*Ω	Xiaomi Corp., Class B	10,152,800	18,204,201	0.4%
	Yum China Holdings, Inc.	240,132	12,621,338	0.3%
	Other Securities		603,721,675	13.1%

	TOTAL CHINA		1,132,191,971	25.8%

	COLOMBIA — (0.1%)
	Other Securities		4,445,371	0.1%

	CZECH REPUBLIC — (0.2%)
	Other Securities		8,439,885	0.2%

	EGYPT — (0.0%)
	Other Securities		1,668,825	0.0%

	GREECE — (0.5%)
	Other Securities		22,255,031	0.5%

	HUNGARY — (0.3%)
	Other Securities		13,109,685	0.3%

	INDIA — (16.9%)
	Axis Bank Ltd.	1,479,255	17,430,034	0.4%
	Bajaj Finance Ltd.	139,763	12,585,919	0.3%

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
	Bharti Airtel Ltd.	1,469,776	$16,135,794	0.4%
	HDFC Bank Ltd.	1,841,080	32,635,910	0.7%
	Hindustan Unilever Ltd.	440,646	13,150,373	0.3%
	ICICI Bank Ltd.	1,390,129	15,309,796	0.3%
	ICICI Bank Ltd., Sponsored ADR	649,989	14,423,245	0.3%
	Infosys Ltd.	1,779,532	29,305,332	0.7%
	Mahindra & Mahindra Ltd.	967,659	17,021,272	0.4%
	Reliance Industries Ltd.	1,374,995	37,827,485	0.9%
	Tata Consultancy Services Ltd.	551,248	22,336,702	0.5%
	Tata Steel Ltd.	11,675,250	16,681,472	0.4%
	Other Securities		499,912,976	11.4%

TOTAL INDIA			744,756,310	17.0%

INDONESIA — (2.0%)
	Bank Central Asia Tbk. PT	28,212,600	15,542,902	0.4%
	Other Securities		71,268,056	1.6%

TOTAL INDONESIA			86,810,958	2.0%

KUWAIT — (0.4%)
	Other Securities		18,707,976	0.4%

MALAYSIA — (1.6%)
	Other Securities		69,566,794	1.6%

MEXICO — (2.4%)
	America Movil SAB de CV, Class B	16,845,136	13,930,943	0.3%
	Grupo Financiero Banorte SAB de CV, Class O	1,486,046	12,038,217	0.3%
	Other Securities		79,854,727	1.8%

TOTAL MEXICO			105,823,887	2.4%

PERU — (0.1%)
	Other Securities		4,524,673	0.1%

PHILIPPINES — (0.7%)
	Other Securities		30,675,092	0.7%

POLAND — (1.1%)
	Other Securities		46,682,641	1.1%

QATAR — (0.8%)
	Qatar National Bank QPSC	3,144,150	12,865,365	0.3%
	Other Securities		24,863,602	0.6%

TOTAL QATAR			37,728,967	0.9%

SAUDI ARABIA — (4.0%)
	Al Rajhi Bank	1,034,714	18,521,965	0.4%
Ω	Saudi Arabian Oil Co.	1,399,216	12,431,128	0.3%
	Saudi Telecom Co.	1,236,802	12,669,933	0.3%
	Other Securities		131,916,585	3.0%

TOTAL SAUDI ARABIA			175,539,611	4.0%

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (2.8%)
Other Securities		$125,726,821	2.9%

SOUTH KOREA — (12.3%)
LG Electronics, Inc.	168,961	12,534,032	0.3%
Samsung Electronics Co. Ltd.	3,140,501	156,318,054	3.6%
SK Hynix, Inc.	384,567	33,396,605	0.8%
Other Securities		339,086,158	7.7%

TOTAL SOUTH KOREA		541,334,849	12.4%

TAIWAN — (16.8%)
CTBC Financial Holding Co. Ltd.	16,115,175	12,136,388	0.3%
Hon Hai Precision Industry Co. Ltd.	5,925,322	17,685,388	0.4%
MediaTek, Inc.	759,995	19,835,377	0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	222,135,277	5.1%
Other Securities		469,047,954	10.6%

TOTAL TAIWAN		740,840,384	16.9%

THAILAND — (2.2%)
Other Securities		95,388,325	2.2%

TURKEY — (0.9%)
Other Securities		38,483,090	0.9%

UNITED ARAB EMIRATES — (1.7%)
Emaar Properties PJSC	6,790,733	12,371,246	0.3%
Other Securities		62,727,968	1.4%

TOTAL UNITED ARAB EMIRATES		75,099,214	1.7%

UNITED KINGDOM — (0.1%)
Other Security		4,175,381	0.1%

UNITED STATES — (0.0%)
Other Security		1,398,665	0.0%

TOTAL COMMON STOCKS		4,317,612,655	98.6%

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Petroleo Brasileiro SA, 10.467%	2,952,047	20,340,975	0.5%
Other Securities		26,826,224	0.6%

TOTAL BRAZIL		47,167,199	1.1%

CHILE — (0.0%)
Other Security		566,774	0.0%

COLOMBIA — (0.0%)
Other Securities		426,021	0.0%

SOUTH KOREA — (0.0%)
Other Security		5,937	0.0%

TOTAL PREFERRED STOCKS		48,165,931	1.1%

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
	Other Security		$115	0.0%

KUWAIT — (0.0%)
	Other Security		2,043	0.0%

SOUTH KOREA — (0.0%)
	Other Securities		20,215	0.0%

TAIWAN — (0.0%)
	Other Security		16,630	0.0%

TOTAL RIGHTS/WARRANTS			39,003	0.0%

TOTAL INVESTMENT SECURITIES (Cost $2,983,451,891)			4,365,817,589

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@§	The DFA Short Term Investment Fund	3,587,676	41,498,653	0.9%

TOTAL INVESTMENTS—(100.0%) (Cost $3,024,951,072)			$4,407,316,242	100.6%

As of October 31, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	12/15/23	$30,915,005	$28,954,800	$(1,960,205)
S&P 500® E-Mini Index	9	12/15/23	1,944,443	1,895,513	(48,930)

Total Futures Contracts			$32,859,448	$30,850,313	$(2,009,135)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,677,833	—	—	$171,677,833
Chile	8,570,015	$11,990,401	—	20,560,416
China	146,289,624	985,902,347	—	1,132,191,971
Colombia	4,380,149	65,222	—	4,445,371
Czech Republic	—	8,439,885	—	8,439,885
Egypt	139,222	1,529,603	—	1,668,825
Greece	—	22,255,031	—	22,255,031
Hungary	—	13,109,685	—	13,109,685
India	31,954,623	712,196,875	$604,812	744,756,310
Indonesia	—	86,810,958	—	86,810,958
Kuwait	16,196,403	2,511,573	—	18,707,976
Malaysia	—	69,566,794	—	69,566,794

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Mexico	$105,823,887	—	—		$105,823,887
Peru	4,524,673	—	—		4,524,673
Philippines	—	$30,675,092	—		30,675,092
Poland	—	46,682,641	—		46,682,641
Qatar	—	37,728,967	—		37,728,967
Saudi Arabia	—	175,539,611	—		175,539,611
South Africa	15,175,175	110,551,646	—		125,726,821
South Korea	4,074,644	537,260,205	—		541,334,849
Taiwan	3,960,666	736,879,718	—		740,840,384
Thailand	86,922,062	8,466,263	—		95,388,325
Turkey	—	38,483,090	—		38,483,090
United Arab Emirates	—	75,099,214	—		75,099,214
United Kingdom	4,175,381	—	—		4,175,381
United States	—	1,398,665	—		1,398,665
Preferred Stocks
Brazil	47,167,199	—	—		47,167,199
Chile	—	566,774	—		566,774
Colombia	426,021	—	—		426,021
South Korea	—	5,937	—		5,937
Rights/Warrants
Brazil	—	115	—		115
Kuwait	—	2,043	—		2,043
South Korea	—	20,215	—		20,215
Taiwan	—	16,630	—		16,630
Securities Lending Collateral	—	41,498,653	—		41,498,653
Futures Contracts**	(2,009,135)	—	—		(2,009,135)

TOTAL	$649,448,442	$3,755,253,853	$604,812	^	$4,405,307,107

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
COMMON STOCKS — (98.1%)
BRAZIL — (4.6%)
	TOTVS SA	1,646,258	$8,264,352	0.2%
	Transmissora Alianca de Energia Eletrica SA	1,269,523	8,508,391	0.2%
	Ultrapar Participacoes SA	1,899,071	7,702,881	0.2%
	Other Securities		152,904,656	4.0%

TOTAL BRAZIL			177,380,280	4.6%

CAYMAN ISLANDS — (0.0%)
	Other Security		170,410	0.0%

CHILE — (0.7%)
	Other Securities		25,424,110	0.7%

CHINA — (20.8%)
Ω	China Feihe Ltd.	9,856,000	6,124,242	0.2%
	China Gas Holdings Ltd.	7,812,400	7,023,397	0.2%
	China Medical System Holdings Ltd.	5,196,500	8,309,710	0.2%
	China Merchants Port Holdings Co. Ltd.	4,896,107	6,232,419	0.2%
	China National Building Material Co. Ltd., Class H	12,606,000	6,000,398	0.2%
#	China Power International Development Ltd.	16,804,333	6,530,760	0.2%
	Chinasoft International Ltd.	9,242,000	6,705,229	0.2%
	Hengan International Group Co. Ltd.	2,167,000	7,257,928	0.2%
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	1,068,800	6,453,486	0.2%
	Kingboard Holdings Ltd.	2,602,421	6,337,610	0.2%
	Kingsoft Corp. Ltd.	3,176,200	11,083,278	0.3%
	Kunlun Energy Co. Ltd.	8,932,000	7,441,280	0.2%
	Minth Group Ltd.	2,797,000	6,243,537	0.2%
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,160,000	6,645,852	0.2%
*	Tongcheng Travel Holdings Ltd.	3,499,200	6,685,049	0.2%
Ω	Yadea Group Holdings Ltd.	3,806,000	6,947,313	0.2%
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,175,200	5,961,389	0.2%
	Other Securities		683,940,851	17.5%

TOTAL CHINA			801,923,728	21.0%

COLOMBIA — (0.1%)
	Other Securities		5,331,154	0.1%

GREECE — (0.4%)
	Other Securities		17,076,446	0.4%

HONG KONG — (0.0%)
	Other Securities		261,817	0.0%

HUNGARY — (0.1%)
	Other Securities		2,412,230	0.1%

INDIA — (21.6%)
	AIA Engineering Ltd.	171,273	7,251,816	0.2%
	Coforge Ltd.	116,666	6,994,499	0.2%
	Dixon Technologies India Ltd.	107,580	6,603,013	0.2%
	Federal Bank Ltd.	5,124,938	8,658,566	0.2%
	Fortis Healthcare Ltd.	1,671,935	6,486,796	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»	Percentage of Net Assets‡
	INDIA — (Continued)
	Jindal Stainless Ltd.	1,250,402	$6,669,960	0.2%
	KEI Industries Ltd.	207,523	5,979,370	0.2%
	KPIT Technologies Ltd.	686,673	10,107,153	0.3%
	Persistent Systems Ltd.	159,198	11,772,203	0.3%
	Phoenix Mills Ltd.	348,097	7,614,407	0.2%
	REC Ltd.	2,883,444	9,973,561	0.3%
	Solar Industries India Ltd.	97,125	6,386,222	0.2%
	Supreme Industries Ltd.	197,528	10,272,595	0.3%
*	Suzlon Energy Ltd.	23,338,088	8,616,933	0.2%
	Tube Investments of India Ltd.	249,568	9,453,997	0.3%
*	Zee Entertainment Enterprises Ltd.	2,602,393	8,073,057	0.2%
	Other Securities		702,425,219	18.1%

	TOTAL INDIA		833,339,367	21.8%

	INDONESIA — (2.0%)
	Other Securities		75,237,255	2.0%

	KUWAIT — (0.4%)
	Other Securities		17,170,701	0.4%

	MALAYSIA — (1.5%)
	Other Securities		59,242,538	1.6%

	MEXICO — (2.9%)
Ω	Banco del Bajio SA	2,520,069	7,672,449	0.2%
	Grupo Comercial Chedraui SA de CV	1,708,398	9,951,520	0.3%
*	Grupo Simec SAB de CV, Class B	945,472	10,042,592	0.3%
*	Industrias CH SAB de CV, Class B	1,689,942	18,090,787	0.5%
	Other Securities		67,515,113	1.7%

	TOTAL MEXICO		113,272,461	3.0%

	PHILIPPINES — (0.8%)
	Other Securities		32,641,582	0.9%

	POLAND — (1.3%)
#	Grupa Kety SA	53,775	9,070,956	0.3%
	KRUK SA	64,574	7,143,470	0.2%
	Other Securities		35,422,015	0.9%

	TOTAL POLAND		51,636,441	1.4%

	QATAR — (0.8%)
	Other Securities		29,934,707	0.8%

	SAUDI ARABIA — (4.2%)
*	Bank Al-Jazira	1,426,073	6,222,820	0.2%
	Co. for Cooperative Insurance	241,112	7,765,292	0.2%
*	Dar Al Arkan Real Estate Development Co.	1,733,568	6,981,333	0.2%
	Other Securities		142,354,939	3.7%

	TOTAL SAUDI ARABIA		163,324,384	4.3%

	SOUTH AFRICA — (2.7%)
	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,802,955	8,095,268	0.2%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH AFRICA — (Continued)
Other Securities		$95,189,039	2.5%

TOTAL SOUTH AFRICA		103,284,307	2.7%

SOUTH KOREA — (10.7%)
Other Securities		411,472,340	10.8%

TAIWAN — (17.2%)
King Yuan Electronics Co. Ltd.	2,765,979	6,553,158	0.2%
Makalot Industrial Co. Ltd.	572,481	6,407,462	0.2%
Taichung Commercial Bank Co. Ltd.	13,545,371	6,148,358	0.2%
Other Securities		643,018,770	16.8%

TOTAL TAIWAN		662,127,748	17.4%

THAILAND — (1.7%)
Other Securities		65,434,892	1.7%

TURKEY — (2.0%)
Other Securities		76,231,283	2.0%

UNITED ARAB EMIRATES — (1.6%)
Abu Dhabi Islamic Bank PJSC	4,054,847	11,362,242	0.3%
Other Securities		49,777,110	1.3%

TOTAL UNITED ARAB EMIRATES		61,139,352	1.6%

TOTAL COMMON STOCKS		3,785,469,533	99.3%

MUTUAL FUNDS — (0.0%)
UNITED STATES — (0.0%)
Other Security		7,839	0.0%

TOTAL MUTUAL FUNDS		7,839	0.0%

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
Other Securities		26,602,729	0.7%

CHILE — (0.0%)
Other Securities		865,135	0.0%

COLOMBIA — (0.0%)
Other Security		38,359	0.0%

INDIA — (0.0%)
Other Securities		158,662	0.0%

PHILIPPINES — (0.0%)
Other Security		244,095	0.0%

TOTAL PREFERRED STOCKS		27,908,980	0.7%

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Securities		13,045	0.0%

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (0.0%)
Other Securities		$83,999	0.0%

TAIWAN — (0.0%)
Other Securities		24,228	0.0%

THAILAND — (0.0%)
Other Securities		9,714	0.0%

TOTAL RIGHTS/WARRANTS		130,986	0.0%

TOTAL INVESTMENT SECURITIES (Cost $3,457,278,740)		3,813,517,338

		Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	4,017,185	46,466,777	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $3,503,745,702)		$3,859,984,115	101.2%

As of October 31, 2023, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	565	12/15/23	$27,725,462	$25,967,400	$(1,758,062)
S&P 500® E-Mini Index	4	12/15/23	901,944	842,450	(59,494)

Total Futures Contracts			$28,627,406	$26,809,850	$(1,817,556)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,278,992	$6,101,288	—	$177,380,280
Cayman Islands	170,410	—	—	170,410
Chile	534,124	24,889,986	—	25,424,110
China	27,466,960	767,496,662	$6,960,106	801,923,728
Colombia	4,857,721	473,433	—	5,331,154
Greece	271,842	16,804,604	—	17,076,446
Hong Kong	—	224,110	37,707	261,817
Hungary	—	2,412,230	—	2,412,230
India	2,882,984	830,456,383	—	833,339,367
Indonesia	207,506	74,584,924	444,825	75,237,255
Kuwait	16,105,498	1,065,203	—	17,170,701
Malaysia	—	59,242,538	—	59,242,538
Mexico	108,181,957	5,090,504	—	113,272,461
Philippines	—	32,214,530	427,052	32,641,582
Poland	—	51,636,441	—	51,636,441
Qatar	—	29,934,707	—	29,934,707

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Saudi Arabia	$362,043	$162,962,341	—		$163,324,384
South Africa	8,234,247	95,050,060	—		103,284,307
South Korea	471,417	409,039,997	$1,960,926		411,472,340
Taiwan	—	661,989,841	137,907		662,127,748
Thailand	61,807,779	3,620,500	6,613		65,434,892
Turkey	—	76,231,283	—		76,231,283
United Arab Emirates	—	61,139,352	—		61,139,352
Preferred Stocks
Brazil	26,493,386	109,343	—		26,602,729
Chile	—	865,135	—		865,135
Colombia	38,359	—	—		38,359
India	—	158,662	—		158,662
Philippines	—	244,095	—		244,095
Rights/Warrants
Brazil	—	13,045	—		13,045
South Korea	—	83,999	—		83,999
Taiwan	—	24,228	—		24,228
Thailand	—	9,714	—		9,714
Mutual Funds	7,839	—	—		7,839
Securities Lending Collateral	—	46,466,777	—		46,466,777
Futures Contracts**	(1,817,556)	—	—		(1,817,556)

TOTAL	$427,555,508	$3,420,635,915	$9,975,136	^	$3,858,166,559

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands)

	The DFA International Value Series*	The Japanese Small Company Series*	The Asia Pacific Small Company Series*	The United Kingdom Small Company Series*
ASSETS:
Investment Securities at Value (including $401,265, $144,277, $87,690 and $10,904 of securities on loan, respectively)	$11,230,356	$2,793,511	$1,192,004	$1,238,434
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $397,485, $29,020, $11,830 and $11,602, respectively)	397,485	29,019	11,830	11,602
Segregated Cash for Futures Contracts	5,488	—	—	—
Foreign Currencies at Value	107,753	367	126	1,126
Cash	4,870	3,941	2,581	5,965
Receivables:
Investment Securities Sold	31,561	1,099	5,954	7,091
Dividends, Interest and Tax Reclaims	96,299	24,650	1,908	4,885
Securities Lending Income	243	202	194	13
Futures Margin Variation	649	—	—	—
Unrealized Gain on Foreign Currency Contracts	10	—	—	—
Prepaid Expenses and Other Assets	—	1	—	—

Total Assets	11,874,714	2,852,790	1,214,597	1,269,116

LIABILITIES:
Payables:
Upon Return of Securities Loaned	397,378	29,068	11,844	11,604
Investment Securities Purchased	33,006	2,142	414	5,420
Due to Advisor	1,995	239	103	107
Unrealized Loss on Foreign Currency Contracts	—	11	—	—
Accrued Expenses and Other Liabilities	562	157	95	72

Total Liabilities	432,941	31,617	12,456	17,203

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$11,441,773	$2,821,173	$1,202,141	$1,251,913

Investment Securities at Cost	$10,152,946	$2,743,167	$1,516,440	$1,353,649

Foreign Currencies at Cost	$108,265	$371	$126	$1,135

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands)

	The Continental Small Company Series*	The Canadian Small Company Series*	The Emerging Markets Series*	The Emerging Markets Small Cap Series*
ASSETS:
Investment Securities at Value (including $146,635, $85,567, $141,036 and $311,012 of securities on loan, respectively)	$4,596,320	$1,174,904	$4,365,818	$3,813,517
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $151,093, $85,252, $41,499 and $46,467, respectively)	151,094	85,252	41,499	46,467
Segregated Cash for Futures Contracts	—	—	940	797
Foreign Currencies at Value	649	64	35,727	26,210
Cash	5,879	1,520	6,763	8,546
Receivables:
Investment Securities Sold	2,473	243	7,580	3,448
Dividends, Interest and Tax Reclaims	36,818	855	5,871	3,941
Securities Lending Income	312	93	354	1,219
Prepaid Expenses and Other Assets	1	—	—	—

Total Assets	4,793,546	1,262,931	4,464,552	3,904,145

LIABILITIES:
Payables:
Upon Return of Securities Loaned	151,199	85,324	41,562	46,451
Investment Securities Purchased	1	53	3,370	—
Due to Advisor	395	102	380	662
Futures Margin Variation	—	—	175	162
Unrealized Loss on Foreign Currency Contracts	—	—	9	—
Deferred Taxes Payable	—	—	39,486	41,696
Accrued Expenses and Other Liabilities	238	53	575	735

Total Liabilities	151,833	85,532	85,557	89,706

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$4,641,713	$1,177,399	$4,378,995	$3,814,439

Investment Securities at Cost	$4,294,866	$1,116,659	$2,983,452	$3,457,279

Foreign Currencies at Cost	$650	$64	$35,737	$26,171

*	See Note J in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	The DFA International Value Series#	The Japanese Small Company Series#	The Asia Pacific Small Company Series#	The United Kingdom Small Company Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $51,846, $8,462, $678 and $332, respectively)	$542,295	$76,217	$54,841	$53,262
Income from Securities Lending, Net	4,834	2,094	3,120	304

Total Investment Income	547,129	78,311	57,961	53,566

Expenses
Investment Management Fees	24,037	2,849	1,290	1,341
Accounting & Transfer Agent Fees	390	93	30	43
Custodian Fees	550	224	130	51
Shareholders’ Reports	37	21	19	18
Directors’/Trustees’ Fees & Expenses	89	22	10	10
Professional Fees	299	46	21	22
Other	354	89	49	37

Total Expenses	25,756	3,344	1,549	1,522

Fees Paid Indirectly (Note C)	156	27	22	1

Net Expenses	25,600	3,317	1,527	1,521

Net Investment Income (Loss)	521,529	74,994	56,434	52,045

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(82,311)	(18,627)	(71,672)	(66,245)
Affiliated Investment Companies Shares Sold	40	5	2	5
Futures	13,590	—	—	(38)
Foreign Currency Transactions	(3,403)	(1,676)	(160)	624
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,357,100	411,469	24,799	124,537
Affiliated Investment Companies Shares	193	18	7	7
Futures	(9,976)	—	—	—
Translation of Foreign Currency-Denominated Amounts	3,266	363	(26)	(27)

Net Realized and Unrealized Gain (Loss)	1,278,499	391,552	(47,050)	58,863

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,800,028	$466,546	$9,384	$110,908

**	Net of foreign capital gain taxes withheld of $0, $0, $0 and $0, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

	The Continental Small Company Series#	The Canadian Small Company Series#	The Emerging Markets Series#	The Emerging Markets Small Cap Series#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $21,279, $5,302, $20,183 and $14,256, respectively)	$158,253	$31,562	$153,689	$113,933
Income from Securities Lending, Net	5,038	1,433	3,938	12,660

Total Investment Income	163,291	32,995	157,627	126,593

Expenses
Investment Management Fees	5,020	1,280	4,560	7,946
Accounting & Transfer Agent Fees	150	42	124	110
Custodian Fees	351	39	1,615	2,004
Shareholders’ Reports	25	19	24	23
Directors’/Trustees’ Fees & Expenses	37	10	34	29
Professional Fees	160	22	135	132
Other	156	35	132	118

Total Expenses	5,899	1,447	6,624	10,362

Fees Paid Indirectly (Note C)	3	11	340	254

Net Expenses	5,896	1,436	6,284	10,108

Net Investment Income (Loss)	157,395	31,559	151,343	116,485

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	(20,150)	39,665	(74,176)	(52,118)
Affiliated Investment Companies Shares Sold	32	12	(7)	13
Futures	—	100	1,925	2,911
Foreign Currency Transactions	(947)	(104)	(1,157)	(623)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	387,371	(25,591)	447,867	476,799
Affiliated Investment Companies Shares	103	84	35	25
Futures	—	—	140	1,364
Translation of Foreign Currency-Denominated Amounts	2,185	(11)	(15)	8

Net Realized and Unrealized Gain (Loss)	368,594	14,155	374,612	428,379

Net Increase (Decrease) in Net Assets Resulting from Operations	$525,989	$45,714	$525,955	$544,864

**	Net of foreign capital gain taxes withheld of $0, $0, $5,865 and $7,734, respectively.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The DFA International Value Series		The Japanese Small Company Series		The Asia Pacific Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$521,529	$508,688	$74,994	$74,322	$56,434	$65,743
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(82,311)	6,848	(18,627)	5,574	(71,672)	33,519
Affiliated Investment Companies Shares Sold	40	36	5	(8)	2	(10)
Futures	13,590	(16,735)	—	—	—	349
Foreign Currency Transactions	(3,403)	(13,407)	(1,676)	(5,554)	(160)	(731)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,357,100	(2,198,406)	411,469	(862,888)	24,799	(565,107)
Affiliated Investment Companies Shares	193	(280)	18	(32)	7	(12)
Futures	(9,976)	2,503	—	—	—	—
Translation of Foreign Currency-Denominated Amounts	3,266	(4,633)	363	(284)	(26)	(8)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,800,028	(1,715,386)	466,546	(788,870)	9,384	(466,257)

Transactions in Interest:
Contributions	250,078	1,269,316	89,497	112,114	142,192	49,404
Withdrawals	(1,135,466)	(1,324,290)	(255,213)	(219,045)	(143,456)	(212,093)

Net Increase (Decrease) from Transactions in Interest	(885,388)	(54,974)	(165,716)	(106,931)	(1,264)	(162,689)

Total Increase (Decrease) in Net Assets	914,640	(1,770,360)	300,830	(895,801)	8,120	(628,946)
Net Assets
Beginning of Year	10,527,133	12,297,493	2,520,343	3,416,144	1,194,021	1,822,967

End of Year	$11,441,773	$10,527,133	$2,821,173	$2,520,343	$1,202,141	$1,194,021

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The United Kingdom Small Company Series		The Continental Small Company Series		The Canadian Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$52,045	$62,067	$157,395	$153,871	$31,559	$39,942
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(66,245)	(4,763)	(20,150)	53,125	39,665	84,639
Affiliated Investment Companies Shares Sold	5	(3)	32	(59)	12	(66)
Futures	(38)	—	—	—	100	27
Foreign Currency Transactions	624	(1,687)	(947)	(2,690)	(104)	(101)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	124,537	(665,322)	387,371	(2,054,707)	(25,591)	(295,189)
Affiliated Investment Companies Shares	7	(11)	103	(130)	84	(101)
Translation of Foreign Currency-Denominated Amounts	(27)	(66)	2,185	(3,148)	(11)	(9)

Net Increase (Decrease) in Net Assets Resulting from Operations	110,908	(609,785)	525,989	(1,853,738)	45,714	(170,858)

Transactions in Interest:
Contributions	49,887	38,338	78,110	179,167	11,312	51,681
Withdrawals	(76,729)	(157,982)	(308,949)	(517,971)	(94,687)	(117,171)

Net Increase (Decrease) from Transactions in Interest	(26,842)	(119,644)	(230,839)	(338,804)	(83,375)	(65,490)

Total Increase (Decrease) in Net Assets	84,066	(729,429)	295,150	(2,192,542)	(37,661)	(236,348)
Net Assets
Beginning of Year	1,167,847	1,897,276	4,346,563	6,539,105	1,215,060	1,451,408

End of Year	$1,251,913	$1,167,847	$4,641,713	$4,346,563	$1,177,399	$1,215,060

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $0, $0 and $0, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $0, $0 and $0, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	The Emerging Markets Series		The Emerging Markets Small Cap Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$151,343	$169,766	$116,485	$130,163
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	(74,176)	37,299	(52,118)	106,869
Affiliated Investment Companies Shares Sold	(7)	(29)	13	(18)
Futures	1,925	(15,196)	2,911	(6,942)
Foreign Currency Transactions	(1,157)	(2,541)	(623)	(2,550)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	447,867	(1,639,645)	476,799	(1,297,378)
Affiliated Investment Companies Shares	35	(47)	25	(41)
Futures	140	(1,197)	1,364	(3,235)
Translation of Foreign Currency-Denominated Amounts	(15)	8	8	80

Net Increase (Decrease) in Net Assets Resulting from Operations	525,955	(1,451,582)	544,864	(1,073,052)

Transactions in Interest:
Contributions	213,807	434,631	188,166	283,303
Withdrawals	(353,195)	(1,299,951)	(439,510)	(818,051)

Net Increase (Decrease) from Transactions in Interest	(139,388)	(865,320)	(251,344)	(534,748)

Total Increase (Decrease) in Net Assets	386,567	(2,316,902)	293,520	(1,607,800)
Net Assets
Beginning of Year	3,992,428	6,309,330	3,520,919	5,128,719

End of Year	$4,378,995	$3,992,428	$3,814,439	$3,520,919

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $5,865 and $7,734, respectively.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $4,922 and $9,059, respectively.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The DFA International Value Series					The Japanese Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	17.00%	(13.82%)	51.09%	(18.68%)	3.60%	18.71%	(23.60%)	13.08%	(1.93%)	4.47%

Net Assets, End of Year (thousands)	$11,441,773	$10,527,133	$12,297,493	$9,481,550	$12,420,850	$2,821,173	$2,520,343	$3,416,144	$2,943,153	$3,748,177
Ratio of Expenses to Average Net Assets	0.21%	0.21%	0.22%	0.21%	0.21%	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.21%	0.21%	0.22%	0.22%	0.22%	0.12%	0.12%	0.12%	0.13%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.34%	4.36%	3.50%	2.77%	3.92%	2.63%	2.56%	2.11%	2.13%	2.32%
Portfolio Turnover Rate	13%	15%	9%	12%	16%	9%	11%	11%	5%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Asia Pacific Small Company Series					The United Kingdom Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	0.60%	(26.65%)	38.31%	0.14%	5.27%	9.20%	(33.34%)	51.93%	(14.87%)	10.67%

Net Assets, End of Year (thousands)	$1,202,141	$1,194,021	$1,822,967	$1,527,014	$1,641,843	$1,251,913	$1,167,847	$1,897,276	$1,475,782	$2,277,451
Ratio of Expenses to Average Net Assets	0.12%	0.12%	0.12%	0.13%	0.13%	0.11%	0.11%	0.12%	0.12%	0.11%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.12%	0.12%	0.13%	0.13%	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	4.37%	4.23%	3.42%	4.21%	4.11%	3.88%	4.07%	2.27%	2.38%	3.43%
Portfolio Turnover Rate	17%	19%	19%	18%	18%	9%	14%	12%	9%	18%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Continental Small Company Series					The Canadian Small Company Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	11.76%	(29.07%)	51.24%	(2.23%)	8.43%	3.53%	(12.52%)	59.72%	6.02%	1.00%

Net Assets, End of Year (thousands)	$4,641,713	$4,346,563	$6,539,105	$4,601,945	$5,607,495	$1,177,399	$1,215,060	$1,451,408	$970,883	$1,148,615
Ratio of Expenses to Average Net Assets	0.12%	0.13%	0.12%	0.12%	0.12%	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.12%	0.13%	0.12%	0.12%	0.13%	0.11%	0.11%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	3.14%	2.85%	2.11%	2.15%	2.74%	2.47%	3.00%	1.90%	2.08%	2.37%
Portfolio Turnover Rate	11%	11%	17%	8%	17%	17%	15%	27%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

FINANCIAL HIGHLIGHTS

	The Emerging Markets Series					The Emerging Markets Small Cap Series
	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019	Year Ended Oct 31, 2023	Year Ended Oct 31, 2022	Year Ended Oct 31, 2021	Year Ended Oct 31, 2020	Year Ended Oct 31, 2019
Total Return	13.27%	(25.79%)	22.22%	2.67%	11.40%	15.47%	(22.31%)	36.03%	1.25%	13.47%

Net Assets, End of Year (thousands)	$4,378,995	$3,992,428	$6,309,330	$5,724,325	$6,034,162	$3,814,439	$3,520,919	$5,128,719	$4,906,954	$6,430,367
Ratio of Expenses to Average Net Assets	0.14%	0.15%	0.15%	0.13%	0.14%	0.25%	0.26%	0.27%	0.25%	0.24%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.16%	0.15%	0.14%	0.15%	0.26%	0.26%	0.27%	0.26%	0.25%
Ratio of Net Investment Income to Average Net Assets	3.32%	3.26%	2.42%	2.38%	3.04%	2.93%	2.91%	2.47%	2.64%	2.90%
Portfolio Turnover Rate	14%	10%	19%	22%	9%	19%	12%	16%	18%	12%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

THE DFA INVESTMENT TRUST COMPANY

NOTES TO FINANCIAL STATEMENTS

A. Organization:

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), The Trust consists of ten operational portfolios, eight of which, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series are included in this section of the report (collectively, the “Series”). The remaining operational portfolios are presented in separate reports. The Series are investment companies, and accordingly, follow the accounting and reporting guidance under the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”), Topic 946, “Financial Services-Investment Companies.”

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Series use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

Securities held by the Series, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Series that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Series value the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Trust. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Series is calculated. When fair value pricing is used, the prices of securities used by the Series may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Series will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Series are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Series price their shares at the close of the NYSE, the Series will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Series’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Series uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Series uses fair value pricing, the values assigned to the Series’ foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ investments by each major security type, industry and/or country is disclosed previously in this note. Valuation hierarchy tables have been included at the end of the Summary Schedules of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Series, whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Series enter into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

The Series do not isolate the effect of foreign currency rate fluctuations when determining the realized gain or loss upon the sale or maturity of foreign currency-denominated debt obligations pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for income tax reporting purposes.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Series and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses.

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Trust; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities and that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Series estimate the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities, using the effective interest method. Expenses directly attributable to a Series are directly charged. Common expenses of the Trust or Series are allocated using methods approved by the Board of Trustees, generally based on average net assets.

The Series may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Series accrue such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Emerging Markets Series and The Emerging Markets Small Cap Series are subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Series. For the year ended October 31, 2023, investment management fees were accrued daily and paid monthly to the Advisor based on the following effective annual rates of average daily net assets:

The DFA International Value Series	0.20%
The Japanese Small Company Series	0.10%
The Asia Pacific Small Company Series	0.10%
The United Kingdom Small Company Series	0.10%
The Continental Small Company Series	0.10%
The Canadian Small Company Series	0.10%
The Emerging Markets Series	0.10%
The Emerging Markets Small Cap Series	0.20%

Earned Income Credit:

Additionally, the Series have entered into arrangements with their custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Series’ custody expenses. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of each Series’ net assets. During the year ended October 31, 2023, expenses reduced were as follows (amounts in thousands):

Fees Paid Indirectly
The DFA International Value Series	$156
The Japanese Small Company Series	27
The Asia Pacific Small Company Series	22
The United Kingdom Small Company Series	1
The Continental Small Company Series	3
The Canadian Small Company Series	11
The Emerging Markets Series	340
The Emerging Markets Small Cap Series	254

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. For the year ended October 31, 2023, the total related amounts paid by the Trust to the CCO were $35 (in thousands). The total related amounts paid by each of the Series are included in Other Expenses on the Statements of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statements of Assets and Liabilities as follows (amounts in thousands):

The DFA International Value Series	$147
The Japanese Small Company Series	38
The Asia Pacific Small Company Series	18
The United Kingdom Small Company Series	24
The Continental Small Company Series	32
The Canadian Small Company Series	8
The Emerging Markets Series	60
The Emerging Markets Small Cap Series	53

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Series’ transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
The DFA International Value Series	$1,473,241	$1,778,732
The Japanese Small Company Series	257,634	350,049
The Asia Pacific Small Company Series	289,283	212,456
The United Kingdom Small Company Series	206,132	121,054
The Continental Small Company Series	548,017	600,534
The Canadian Small Company Series	211,353	213,760

	Purchases	Sales
The Emerging Markets Series	$657,873	$634,434
The Emerging Markets Small Cap Series	742,279	868,591

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
The DFA International Value Series
The DFA Short Term Investment Fund	$482,853	$3,556,268	$3,641,869	$40	$193	$397,485	34,364	$18,562	—

Total	$482,853	$3,556,268	$3,641,869	$40	$193	$397,485	34,364	$18,562	—

The Japanese Small Company Series
The DFA Short Term Investment Fund	$55,545	$409,986	$436,535	$5	$18	$29,019	2,509	$2,286	—

Total	$55,545	$409,986	$436,535	$5	$18	$29,019	2,509	$2,286	—

The Asia Pacific Small Company Series
The DFA Short Term Investment Fund	$17,305	$50,834	$56,318	$2	$7	$11,830	1,023	$660	—

Total	$17,305	$50,834	$56,318	$2	$7	$11,830	1,023	$660	—

The United Kingdom Small Company Series
The DFA Short Term Investment Fund	$29,468	$65,577	$83,455	$5	$7	$11,602	1,003	$550	—

Total	$29,468	$65,577	$83,455	$5	$7	$11,602	1,003	$550	—

The Continental Small Company Series
The DFA Short Term Investment Fund	$256,520	$965,555	$1,071,116	$32	$103	$151,094	13,063	$12,324	—

Total	$256,520	$965,555	$1,071,116	$32	$103	$151,094	13,063	$12,324	—

The Canadian Small Company Series
The DFA Short Term Investment Fund	$199,722	$635,925	$750,491	$12	$84	$85,252	7,370	$6,907	—

Total	$199,722	$635,925	$750,491	$12	$84	$85,252	7,370	$6,907	—

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
The Emerging Markets Series
The DFA Short Term Investment Fund	$106,739	$566,549	$631,817	$(7)	$35	$41,499	3,588	$2,616	—

Total	$106,739	$566,549	$631,817	$(7)	$35	$41,499	3,588	$2,616	—

The Emerging Markets Small Cap Series
The DFA Short Term Investment Fund	$65,972	$364,053	$383,596	$13	$25	$46,467	4,017	$2,465	—

Total	$65,972	$364,053	$383,596	$13	$25	$46,467	4,017	$2,465	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Series are treated as partnerships for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
The DFA International Value Series	$10,616,293	$2,031,198	$(1,019,651)	$1,011,547
The Japanese Small Company Series	2,854,583	430,053	(462,105)	(32,052)
The Asia Pacific Small Company Series	1,560,606	159,336	(516,108)	(356,772)
The United Kingdom Small Company Series	1,375,890	232,484	(358,339)	(125,855)
The Continental Small Company Series	4,486,860	1,092,830	(832,276)	260,554
The Canadian Small Company Series	1,226,935	233,676	(200,455)	33,221
The Emerging Markets Series	3,096,658	1,692,791	(382,132)	1,310,659
The Emerging Markets Small Cap Series	3,613,773	1,075,384	(829,173)	246,211

The difference between GAAP-basis and tax-basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in the tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Series’ tax positions and has concluded that no additional provision for income tax is required in any Series’ financial statements. The Series are not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Series’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Series’ investment objectives and policies, the Series may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

Series that have significant exposure to certain countries, such as The United Kingdom Small Company Series that concentrates investments in the United Kingdom, can be expected to be impacted by the political and economic conditions within such countries. For example, there is continuing uncertainty around the future of the euro and the European Union (EU) following the United Kingdom’s (UK) exit from the EU (referred to as “Brexit”). Brexit may cause greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and increased likelihood of a recession in the UK. While it is not possible to determine the precise impact these events may have on the Series, the ultimate impact on the UK, EU countries, other countries or parties that transact with the UK and EU, and the broader global economy could be significant and could adversely affect the value and liquidity of the Series’ investments.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Series.

2. Futures Contracts: The Series listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Series. Upon entering into a futures contract, a Series deposits cash or pledges U.S. Government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amounts in thousands):

Futures*
The DFA International Value Series	$105,692
The Canadian Small Company Series	544
The Emerging Markets Series	32,710
The Emerging Markets Small Cap Series	29,598

*	Average Notional Value of futures contracts.

The following is a summary of the Series’ derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2023	Equity Contracts *,(1)
The DFA International Value Series	$(4,457)	$(4,457)
The Emerging Markets Series	(2,009)	(2,009)
The Emerging Markets Small Cap Series	(1,818)	(1,818)

(1)	Presented on Statements of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Series’ derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
The DFA International Value Series	$13,590	$13,590
The United Kingdom Small Company Series	(38)	(38)
The Canadian Small Company Series	100	100
The Emerging Markets Series	1,925	1,925
The Emerging Markets Small Cap Series	2,911	2,911

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
The DFA International Value Series	$(9,976)	$(9,976)
The Emerging Markets Series	140	140
The Emerging Markets Small Cap Series	1,364	1,364

(1)	Presented on Statements of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statements of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Trust, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the following Series under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
The DFA International Value Series	5.78%	$3,406	20	$11	$21,628	—
The Japanese Small Company Series	5.65%	2,224	20	7	17,047	—
The Asia Pacific Small Company Series	5.69%	1,891	37	12	13,300	—
The United Kingdom Small Company Series	4.91%	53	6	—	101	—
The Continental Small Company Series	5.30%	358	32	2	3,496	—
The Canadian Small Company Series	5.05%	71	8	—	127	—
The Emerging Markets Series	4.58%	135	3	—	213	—
The Emerging Markets Small Cap Series	5.08%	6,998	3	3	18,908	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that the Series’ available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Series may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

The Series did not use the interfund lending program during the year ended October 31, 2023.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Series pursuant to procedures adopted by the Board of Trustees of the Trust to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Series complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Trust.

For the year ended October 31, 2023, cross trades by the Series under Rule 17a-7 were as follows (amounts in thousands):

Series	Purchases	Sales	Realized Gain (Loss)
The DFA International Value Series	$219,294	$101,439	$(227)
The Japanese Small Company Series	38,826	40,169	4,216
The Asia Pacific Small Company Series	32,803	22,243	(11,010)
The United Kingdom Small Company Series	28,477	16,306	(19,690)
The Continental Small Company Series	26,493	35,701	(6,460)
The Canadian Small Company Series	34,457	23,182	6,623
The Emerging Markets Series	5,789	2,816	(1,384)
The Emerging Markets Small Cap Series	3,353	4,249	(1,718)

J. Securities Lending:

As of October 31, 2023, the Series had securities on loan to brokers/dealers, for which each such Series received cash collateral. The Series also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amounts in thousands):

Non-Cash Collateral Market Value
The DFA International Value Series	$19,352
The Japanese Small Company Series	130,156
The Asia Pacific Small Company Series	83,547
The Continental Small Company Series	6,467
The Canadian Small Company Series	6,333
The Emerging Markets Series	111,563
The Emerging Markets Small Cap Series	289,839

Each Series invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Series’ collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Series could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to their stated investment policies, each Series will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Series also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, each Series will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
The DFA International Value Series Common Stocks	$397,378	—	—	—	$397,378
The Japanese Small Company Series Common Stocks	29,068	—	—	—	29,068
The Asia Pacific Small Company Series Common Stocks	11,844	—	—	—	11,844
The United Kingdom Small Company Series Common Stocks	11,604	—	—	—	11,604
The Continental Small Company Series Common Stocks, Rights/Warrants	151,199	—	—	—	151,199
The Canadian Small Company Series Common Stocks, Rights/Warrants	85,324	—	—	—	85,324
The Emerging Markets Series Common Stocks	41,562	—	—	—	41,562
The Emerging Markets Small Cap Series Common Stocks	46,451	—	—	—	46,451

K. Indemnitees; Contractual Obligations:

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust.

In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Series’ financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Series’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Series until the 2024 annual shareholder reports, and will have no effect on the Series’ accounting policies or financial statements.

M. Other:

The Series and the Trust are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Series and the Trust, individually or in aggregate, will not have a material adverse impact on the Series’ and the Trust’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Series through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series (eight of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

THE DFA INVESTMENT TRUST COMPANY

PERFORMANCE CHARTS

(Unaudited)

Dimensional Emerging Markets Value Fund vs.

MSCI Emerging Markets Value Index (net dividends)

October 31, 2013-October 31, 2023

Past performance is not predictive of future performance.

The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

MSCI data © MSCI 2023, all rights reserved.

Average Annual Total Return	One Year	Five Years	Ten Years
	16.09%	3.93%	2.61%

MANAGEMENT’S DISCUSSION AND ANALYSIS

International Equity Market Review	12 Months Ended October 31, 2023

Performance of non-U.S. developed markets was positive for the period outperforming the US and emerging markets. As measured by the MSCI World ex USA indices, small-cap stocks underperformed large-cap stocks, and mid-cap stocks underperformed large-cap stocks but outperformed small-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI World ex USA indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI World ex USA Index	12.56%
MSCI World ex USA Mid Cap Index (a subset of the large-cap universe)	9.62%
MSCI World ex USA Small Cap Index	5.66%
MSCI World ex USA Value Index	15.70%
MSCI World ex USA Growth Index	9.49%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of non-U.S. developed markets currencies. Overall, currency movements had a positive impact on the U.S. dollar-denominated returns of developed markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Foreign Developed Markets by Market Cap	Local Return	Return in U.S. Dollars
Japan	19.00%	16.79%
United Kingdom	7.11%	12.88%
Canada	0.51%	-1.24%
France	10.52%	18.19%
Switzerland	-2.37%	7.36%
Australia	4.89%	3.85%
Germany	10.73%	18.42%
Netherlands	11.07%	18.56%
Sweden	7.32%	6.14%
Denmark	31.92%	40.72%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

Emerging markets had positive performance for the period and outperformed U.S. markets while underperforming non-U.S. developed markets. As measured by the MSCI Emerging Markets indices, small-cap stocks outperformed large-cap stocks and mid-cap stocks. Value stocks outperformed growth stocks as measured by the MSCI Emerging Markets indices.

Total Return for 12 Months Ended October 31, 2023

Return in U.S. Dollars
MSCI Emerging Markets Index	10.80%
MSCI Emerging Markets Mid Cap Index (a subset of the large-cap universe)	10.42%
MSCI Emerging Markets Small Cap Index	17.20%
MSCI Emerging Markets Value Index	13.43%
MSCI Emerging Markets Growth Index	8.33%

For the 12 months ended October 31, 2023, the U.S. dollar appreciated against more than half of emerging markets currencies. Overall, currency movements had a positive impact on the U.S. dollar denominated returns of emerging markets.

Total Return for 12 Months Ended October 31, 2023

Ten Largest Emerging Markets by Market Cap	Local Return	Return in U.S. Dollars
China	20.83%	21.12%
India	4.76%	4.16%
Taiwan	27.06%	26.22%
Korea	2.72%	8.34%
Brazil	-1.84%	2.14%
Saudi Arabia	-11.52%	-11.38%
South Africa	3.73%	1.69%
Mexico	0.13%	10.10%
Indonesia	-5.51%	-7.22%
Thailand	-9.60%	-4.28%

Source: Returns are of MSCI standard indices net of foreign withholding taxes on dividends. Copyright MSCI 2024, all rights reserved.

For Portfolios investing in non-U.S. equities traded outside of the U.S. market time zone, differences in the valuation timing and methodology between a Portfolio and its benchmark index may impact relative performance over the referenced period. The Portfolios price foreign exchange rates at the closing of the U.S. market, while their benchmark indices use rates at 4 p.m. London time. The Portfolios also may use fair value pricing to price certain portfolio securities at the closing of the U.S. market, while benchmark indices may use local market closing prices. For the one-year period ended October 31, 2023, these differences generally contributed positively to non-US developed markets Portfolios’ relative performance and were not material to emerging markets Portfolios’ relative performance.

Dimensional Emerging Markets Value Fund

The Dimensional Emerging Markets Value Fund invests in value stocks of large and small companies in emerging markets. Additionally, the Fund generally excludes real estate investment trusts (REITs) and highly regulated utilities. The investment strategy is process driven, emphasizing broad diversification with increased exposure to stocks with smaller market capitalizations, lower relative price (value), and higher profitability within the value segment of emerging markets. As of October 31, 2023, the Fund held approximately 3,230 securities in 22 eligible emerging markets. Average cash exposure throughout the year was less than 1% of the Fund’s assets.

For the 12 months ended October 31, 2023, total returns were 16.09% for the Fund, 13.43% for the MSCI Emerging Markets Value Index (net dividends), and 10.80% for the MSCI Emerging Markets Index (net dividends). The Fund’s focus on value stocks contributed positively to performance relative to the benchmarks, as value stocks outperformed growth stocks in emerging markets. The Fund’s emphasis on stocks with smaller market capitalizations also contributed positively to relative performance, as these stocks outperformed. Additionally, the Fund’s emphasis on stocks with higher profitability contributed positively to performance relative to the benchmarks, as these stocks generally outperformed.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF FUND EXPENSES

(Unaudited)

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses and legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

DISCLOSURE OF FUND EXPENSES

CONTINUED

Six Months Ended October 31, 2023

EXPENSE TABLE

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Annualized Expense Ratio (1)	Expenses Paid During Period (1)
Dimensional Emerging Markets Value Fund

Actual Fund Return
Institutional Class Shares	$1,000.00	$986.50	0.15%	$0.75

Hypothetical 5% Annual Return
Institutional Class Shares	$1,000.00	$1,024.45	0.15%	$0.77

(1)

Expenses are equal to the fund’s annualized expense ratio for the six-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

DIMENSIONAL EMERGING MARKETS VALUE FUND

DISCLOSURE OF PORTFOLIO HOLDINGS

(Unaudited)

The SEC requires that all funds file a complete Schedule of Investments with the SEC for their first and third fiscal quarters as an exhibit to their reports on Form N-PORT. For the Dimensional Emerging Markets Value Fund, this would be for the fiscal quarters ending January 31 and July 31. Such Form N-PORT filing must be made within 60 days of the end of the quarter. Dimensional Emerging Markets Value Fund filed its most recent Form N-PORT with the SEC on September 29, 2023. They are available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; by visiting the SEC’s website at http://www.sec.gov; or by visiting the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

SEC regulations permit a fund to include in its reports to shareholders a “Summary Schedule of Portfolio Holdings” in lieu of a full Schedule of Investments. The Summary Schedule of Portfolio Holdings reports the fund’s 50 largest holdings in unaffiliated issuers and any investments that exceed one percent of the fund’s net assets at the end of the reporting period. The regulations also require that the Summary Schedule of Portfolio Holdings identify each category of investments that are held.

A fund is required to file a complete Schedule of Investments with the SEC on Form N-CSR within ten days after mailing the annual and semi-annual reports to shareholders. It will be available upon request, without charge, by calling collect: (512) 306-7400; by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746; or by visiting the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The SEC requires that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semi-annual shareholder reports, whether or not a Schedule of Investments is used. The following table, which presents portfolio holdings as a percentage of total investments before short-term investments and collateral for loaned securities, is provided in compliance with this requirement. The categories shown below represent broad industry sectors. Each industry sector consists of one or more specific industry classifications.

Dimensional Emerging Markets Value Fund
Communication Services	2.4%
Consumer Discretionary	9.0%
Consumer Staples	2.6%
Energy	11.3%
Financials	31.0%
Health Care	2.3%
Industrials	9.7%
Information Technology	12.5%
Materials	14.0%
Real Estate	3.9%
Utilities	1.3%

100.0%

DIMENSIONAL EMERGING MARKETS VALUE FUND

SUMMARY SCHEDULE OF PORTFOLIO HOLDINGS

October 31, 2023

		Shares	Value»	Percentage of Net Assets‡
	COMMON STOCKS — (97.9%)
	BRAZIL — (4.3%)
	Petroleo Brasileiro SA	11,148,884	$83,676,059	0.8%
	Petroleo Brasileiro SA, Sponsored ADR	9,391,055	129,878,291	1.3%
#	Petroleo Brasileiro SA, Sponsored ADR	3,971,518	59,572,770	0.6%
	Other Securities		168,636,621	1.7%

	TOTAL BRAZIL		441,763,741	4.4%

	CAYMAN ISLANDS — (0.0%)
	Other Security		41,872	0.0%

	CHILE — (0.5%)
	Other Securities		53,499,957	0.5%

	CHINA — (25.7%)
	Agricultural Bank of China Ltd., Class H	93,468,000	34,523,002	0.4%
*	Alibaba Group Holding Ltd.	12,917,900	132,990,722	1.3%
*	Baidu, Inc., Sponsored ADR	624,224	65,543,520	0.7%
	Bank of China Ltd., Class H	287,427,817	100,408,607	1.0%
	China Construction Bank Corp., Class H	393,120,101	222,332,181	2.2%
	China Merchants Bank Co. Ltd., Class H	15,854,500	60,140,735	0.6%
	China Petroleum & Chemical Corp., Class H	95,493,575	48,839,016	0.5%
#	China Resources Land Ltd.	15,272,000	57,164,716	0.6%
	China Shenhua Energy Co. Ltd., Class H	14,249,500	43,674,296	0.5%
	Industrial & Commercial Bank of China Ltd., Class H	225,953,996	108,287,209	1.1%
	PetroChina Co. Ltd., Class H	105,708,000	68,997,223	0.7%
	Ping An Insurance Group Co. of China Ltd., Class H	25,646,000	130,088,697	1.3%
*	Trip.com Group Ltd., ADR	1,314,289	44,685,826	0.5%
*Ω	Xiaomi Corp., Class B	23,429,000	42,008,729	0.4%
	Other Securities		1,457,394,626	14.0%

	TOTAL CHINA		2,617,079,105	25.8%

	COLOMBIA — (0.1%)
	Other Securities		8,137,039	0.1%

	CZECH REPUBLIC — (0.1%)
	Other Securities		11,383,173	0.1%

	GREECE — (0.5%)
	Other Securities		45,968,273	0.5%

	HONG KONG — (0.0%)
	Other Securities		142,532	0.0%

	HUNGARY — (0.2%)
	Other Securities		22,255,196	0.2%

	INDIA — (17.9%)
	Axis Bank Ltd.	10,198,375	120,167,264	1.2%
	HDFC Bank Ltd.	3,924,781	69,572,642	0.7%
	Hindalco Industries Ltd.	7,802,509	43,119,455	0.4%
	ICICI Bank Ltd., Sponsored ADR	3,095,733	68,694,312	0.7%
	JSW Steel Ltd.	4,041,124	35,719,760	0.4%
	Larsen & Toubro Ltd.	2,234,738	78,479,974	0.8%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
INDIA — (Continued)
Mahindra & Mahindra Ltd.	3,728,125	$65,578,299	0.7%
Reliance Industries Ltd.	11,159,703	307,014,572	3.0%
State Bank of India	7,741,976	52,644,536	0.5%
Tata Steel Ltd.	30,487,674	43,560,463	0.4%
Other Securities		931,951,446	9.1%

TOTAL INDIA		1,816,502,723	17.9%

INDONESIA — (1.7%)
Other Securities		173,755,669	1.7%

KUWAIT — (0.2%)
Other Securities		21,224,392	0.2%

MALAYSIA — (1.8%)
Other Securities		178,401,444	1.8%

MEXICO — (2.9%)
Grupo Financiero Banorte SAB de CV, Class O	6,941,553	56,232,397	0.6%
Grupo Mexico SAB de CV, Class B	9,956,499	41,346,890	0.4%
Other Securities		199,645,020	1.9%

TOTAL MEXICO		297,224,307	2.9%

PHILIPPINES — (0.9%)
Other Securities		87,862,315	0.9%

POLAND — (1.0%)
ORLEN SA	2,543,352	40,220,351	0.4%
Other Securities		58,387,513	0.6%

TOTAL POLAND		98,607,864	1.0%

QATAR — (0.7%)
Other Securities		68,791,296	0.7%

SAUDI ARABIA — (3.7%)
Saudi Basic Industries Corp.	3,683,121	75,685,362	0.8%
Saudi National Bank	7,279,260	65,135,874	0.7%
Other Securities		238,713,656	2.2%

TOTAL SAUDI ARABIA		379,534,892	3.7%

SOUTH AFRICA — (2.8%)
Absa Group Ltd.	3,603,572	32,881,273	0.3%
Other Securities		248,601,141	2.5%

TOTAL SOUTH AFRICA		281,482,414	2.8%

SOUTH KOREA — (11.8%)
Hyundai Motor Co.	482,676	60,809,506	0.6%
KB Financial Group, Inc., ADR	1,859,247	70,948,865	0.7%
Kia Corp.	1,118,017	63,873,904	0.7%
LG Electronics, Inc.	538,144	39,921,129	0.4%
POSCO Holdings, Inc., Sponsored ADR	787,409	60,244,662	0.6%
Samsung Electronics Co. Ltd.	3,630,212	180,693,359	1.8%
SK Hynix, Inc.	499,444	43,372,765	0.4%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
SOUTH KOREA — (Continued)
Other Securities		$682,144,373	6.7%

TOTAL SOUTH KOREA		1,202,008,563	11.9%

TAIWAN — (16.6%)
ASE Technology Holding Co. Ltd.	14,047,000	49,178,252	0.5%
Cathay Financial Holding Co. Ltd.	23,968,201	32,526,032	0.3%
China Steel Corp.	50,221,320	37,467,800	0.4%
CTBC Financial Holding Co. Ltd.	76,433,073	57,561,980	0.6%
Fubon Financial Holding Co. Ltd.	29,813,365	55,440,762	0.6%
Hon Hai Precision Industry Co. Ltd.	44,889,192	133,981,382	1.3%
# United Microelectronics Corp.	42,425,681	61,012,968	0.6%
Other Securities		1,261,053,018	12.4%

TOTAL TAIWAN		1,688,222,194	16.7%

THAILAND — (2.1%)
PTT PCL	46,991,800	43,471,582	0.4%
Other Securities		166,872,455	1.7%

TOTAL THAILAND		210,344,037	2.1%

TURKEY — (1.0%)
Other Securities		105,867,189	1.0%

UNITED ARAB EMIRATES — (1.3%)
Emaar Properties PJSC	24,247,455	44,173,615	0.4%
Other Securities		92,472,273	0.9%

TOTAL UNITED ARAB EMIRATES		136,645,888	1.3%

UNITED KINGDOM — (0.1%)
Other Security		12,532,457	0.1%

TOTAL COMMON STOCKS		9,959,278,532	98.3%

PREFERRED STOCKS — (0.9%)
BRAZIL — (0.8%)
Petroleo Brasileiro SA , 10.467%	5,630,679	38,797,994	0.4%
Other Securities		44,621,788	0.4%

TOTAL BRAZIL		83,419,782	0.8%

COLOMBIA — (0.1%)
Other Securities		3,028,452	0.1%

INDIA — (0.0%)
Other Securities		31,477	0.0%

PHILIPPINES — (0.0%)
Other Security		489,494	0.0%

TAIWAN — (0.0%)
Other Security		894,664	0.0%

TOTAL PREFERRED STOCKS		87,863,869	0.9%

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Shares	Value»	Percentage of Net Assets‡
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
Other Security		$20,733	0.0%

KUWAIT — (0.0%)
Other Security		6,324	0.0%

TAIWAN — (0.0%)
Other Securities		60,751	0.0%

THAILAND — (0.0%)
Other Securities		10,410	0.0%

TOTAL RIGHTS/WARRANTS		98,218	0.0%

TOTAL INVESTMENT SECURITIES (Cost $9,279,218,045)		10,047,240,619

		Value†
SECURITIES LENDING COLLATERAL — (1.2%)
@§ The DFA Short Term Investment Fund	10,694,234	123,700,201	1.2%

TOTAL INVESTMENTS—(100.0%) (Cost $9,402,920,240)		$10,170,940,820	100.4%

As of October 31, 2023, Dimensional Emerging Markets Value Fund had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	650	12/15/23	$31,896,217	$29,874,000	$(2,022,217)
S&P 500® E-Mini Index	204	12/15/23	44,484,376	42,964,950	(1,519,426)

Total Futures Contracts			$76,380,593	$72,838,950	$(3,541,643)

Summary of the Fund’s investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$440,372,660	$1,391,081	—	$441,763,741
Cayman Islands	—	41,872	—	41,872
Chile	—	53,499,957	—	53,499,957
China	147,179,841	2,459,541,479	$10,357,785	2,617,079,105
Colombia	8,134,954	2,085	—	8,137,039
Czech Republic	—	11,383,173	—	11,383,173
Greece	—	45,968,273	—	45,968,273
Hong Kong	—	140,634	1,898	142,532
Hungary	—	22,255,196	—	22,255,196
India	107,198,961	1,708,224,505	1,079,257	1,816,502,723
Indonesia	—	173,319,703	435,966	173,755,669
Kuwait	17,322,319	3,902,073	—	21,224,392

DIMENSIONAL EMERGING MARKETS VALUE FUND

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Malaysia	—	$178,401,444	—		$178,401,444
Mexico	$291,033,142	6,191,165	—		297,224,307
Philippines	—	87,185,615	$676,700		87,862,315
Poland	—	98,607,864	—		98,607,864
Qatar	—	68,791,296	—		68,791,296
Saudi Arabia	615,684	378,919,208	—		379,534,892
South Africa	16,997,651	264,484,763	—		281,482,414
South Korea	168,705,665	1,031,877,679	1,425,219		1,202,008,563
Taiwan	15,135,014	1,672,942,363	144,817		1,688,222,194
Thailand	198,740,181	11,603,856	—		210,344,037
Turkey	—	105,867,189	—		105,867,189
United Arab Emirates	—	136,645,888	—		136,645,888
United Kingdom	12,532,457	—	—		12,532,457
Preferred Stocks
Brazil	83,352,201	67,581	—		83,419,782
Colombia	3,028,452	—	—		3,028,452
India	—	31,477	—		31,477
Philippines	—	489,494	—		489,494
Taiwan	—	894,664	—		894,664
Rights/Warrants
Brazil	—	20,733	—		20,733
Kuwait	—	6,324	—		6,324
Taiwan	—	60,751	—		60,751
Thailand	—	10,410	—		10,410
Securities Lending Collateral	—	123,700,201	—		123,700,201
Futures Contracts**	(3,541,643)	—	—		(3,541,643)

TOTAL	$1,506,807,539	$8,646,469,996	$14,121,642	^	$10,167,399,177

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

(Amounts in thousands)

Dimensional Emerging Markets Value Fund
ASSETS:
Investment Securities at Value (including $371,406 of securities on loan)*	$10,047,241
Collateral from Securities on Loan Invested in Affiliate at Value (including cost of $123,702)	123,700
Segregated Cash for Futures Contracts	3,151
Foreign Currencies at Value	88,976
Cash	46,181
Receivables:
Investment Securities Sold	17,780
Dividends, Interest and Tax Reclaims	7,999
Securities Lending Income	1,011
Futures Margin Variation	78
Unrealized Gain on Foreign Currency Contracts	5

Total Assets	10,336,122

LIABILITIES:
Payables:
Upon Return of Securities Loaned	123,708
Due to Advisor	883
Unrealized Loss on Foreign Currency Contracts	25
Deferred Taxes Payable	79,826
Accrued Expenses and Other Liabilities	1,394

Total Liabilities	205,836

COMMITMENTS AND CONTINGENT LIABILITIES (NOTE C)
NET ASSETS	$10,130,286

Investment Securities at Cost	$9,279,218

Foreign Currencies at Cost	$90,463

*	See Note I in the Notes to Financial Statements for additional information about securities lending collateral.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

(Amounts in thousands)

Dimensional Emerging Markets Value Fund#
Investment Income
Dividends (Net of Foreign Taxes Withheld of $57,877)	$468,173
Income from Securities Lending, Net	9,527

Total Investment Income	477,700

Expenses
Investment Management Fees	10,695
Accounting & Transfer Agent Fees	317
Custodian Fees	3,511
Shareholders’ Reports	57
Directors’/Trustees’ Fees & Expenses	80
Professional Fees	332
Other	538

Total Expenses	15,530

Fees Paid Indirectly (Note C)	542

Net Expenses	14,988

Net Investment Income (Loss)	462,712

Realized and Unrealized Gain (Loss)
Net Realized Gain (Loss) on:
Investment Securities Sold**	13,066
Affiliated Investment Companies Shares Sold	36
Futures	6,571
Foreign Currency Transactions	(5,395)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,083,861
Affiliated Investment Companies Shares	81
Futures	(1,409)
Translation of Foreign Currency-Denominated Amounts	(14)

Net Realized and Unrealized Gain (Loss)	1,096,797

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,559,509

**	Net of foreign capital gain taxes withheld of $12,151.
#	Portion of income is from investment in affiliated fund.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

(Amounts in thousands)

	Dimensional Emerging
	Markets Value Fund
	Year	Year
	Ended	Ended
	Oct 31,	Oct 31,
	2023	2022
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$462,712	$575,340
Net Realized Gain (Loss) on:
Investment Securities Sold*,**	13,066	390,078
Affiliated Investment Companies Shares Sold	36	6
Futures	6,571	(15,965)
Foreign Currency Transactions	(5,395)	(11,657)
Change in Unrealized Appreciation (Depreciation) of:
Investment Securities and Foreign Currency	1,083,861	(3,314,774)
Affiliated Investment Companies Shares	81	(133)
Futures	(1,409)	(2,584)
Translation of Foreign Currency-Denominated Amounts	(14)	(62)

Net Increase (Decrease) in Net Assets Resulting from Operations	1,559,509	(2,379,751)

Transactions in Interest:
Contributions	466,478	611,182
Withdrawals	(1,655,840)	(1,940,997)

Net Increase (Decrease) from Transactions in Interest	(1,189,362)	(1,329,815)

Total Increase (Decrease) in Net Assets	370,147	(3,709,566)
Net Assets
Beginning of Year	9,760,139	13,469,705

End of Year	$10,130,286	$9,760,139

*	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2023 of $12,151.
**	Net of foreign capital gain taxes withheld for the fiscal year ended October 31, 2022 of $11,622.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

	Dimensional Emerging Markets Value Fund
	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended
	Oct 31,	Oct 31,	Oct 31,	Oct 31,	Oct 31,
	2023	2022	2021	2020	2019
Total Return	16.09%	(19.27%)	35.69%	(9.41%)	5.24%

Net Assets, End of Year (thousands)	$10,130,286	$9,760,139	$13,469,705	$12,870,255	$17,426,097
Ratio of Expenses to Average Net Assets	0.14%	0.15%	0.14%	0.14%	0.13%
Ratio of Expenses to Average Net Assets (Excluding Fees Paid Indirectly)	0.15%	0.15%	0.14%	0.14%	0.15%
Ratio of Net Investment Income to Average Net Assets	4.33%	4.79%	3.26%	3.25%	2.95%
Portfolio Turnover Rate	12%	14%	14%	20%	14%

See page 1-2 for the Definitions of Abbreviations and Footnotes.

See accompanying Notes to Financial Statements.

DIMENSIONAL EMERGING MARKETS VALUE FUND

NOTES TO FINANCIAL STATEMENTS

A. Organization:

Dimensional Emerging Markets Value Fund (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Fund meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The Fund consists of one series.

B. Significant Accounting Policies:

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and those differences could be material.

1. Security Valuation: The Fund uses a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 – inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies, and futures contracts)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities held by the Fund, including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note.

Securities held by the Fund that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Fund values the securities at the mean between the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Trustees of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of Dimensional Fund Advisors LP) occur before the net asset value of the Fund is calculated. When fair value pricing is used, the prices of securities used by the Fund may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.

The Fund will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset value of the Fund is computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the Fund’s shares (at the close of the NYSE), the Fund will fair-value its foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Fund’s foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, Dimensional Fund Advisors LP has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Fund uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When the Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.

Futures contracts held by the Fund are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Fund’s investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Summary Schedule of Portfolio Holdings. The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

2. Foreign Currency Translation: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars using the mean between the most recent bid and ask prices for the U.S. dollar as quoted by generally recognized reliable sources. To facilitate the translation, the Fund enters into foreign currency contracts. A foreign currency contract is a spot agreement between two parties to buy and sell currencies at current market exchange rates, for settlement generally within two business days. Dividend and interest income and certain expenses are translated to U.S. dollars at the rate of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked-to-market daily based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement. The Fund does not isolate the effect of foreign exchange rate fluctuations from the effect of fluctuations in the market prices of securities, whether realized or unrealized.

Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and any foreign withholding taxes recorded on the books of the Fund and the U.S. dollar equivalent amounts actually received or paid.

3. Deferred Compensation Plan: Each eligible Trustee of the Fund may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan, effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: the U.S. Large Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Large Company Portfolio, U.S. Vector Equity Portfolio, U.S. Micro Cap Portfolio, DFA International Value Portfolio, International Core Equity Portfolio, Emerging Markets Portfolio, Emerging Markets Core Equity Portfolio, DFA Inflation-Protected Securities Portfolio, and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Directors’/ Trustees’ Fees & Expenses. As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities in the amount of $278 (in thousands).

The Trustees may receive their distributions of proceeds by one of the following methods: lump sum, annual installments over a period of agreed-upon years, or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice. The date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board of Trustees of the Fund; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

4. Other: Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities and foreign currency are accounted for on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of securities received. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments or as a realized gain, respectively. The Fund estimates the character of received distributions that may be considered return of capital distributions. Interest income is recorded on an accrual basis. Expenses directly attributable to the Fund are directly charged. The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned or throughout the holding period. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales earned by foreign investors. Additionally, if there is a deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fund’s investments in Chile are subject to governmental taxes on investment income. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as the income is earned. The Fund is subject to tax on short-term and long-term capital gains for investments in India. Such taxes are accrued on a daily basis and due upon sale of individual securities.

C. Investment Advisor:

The Advisor, Dimensional Fund Advisors LP, provides investment management services to the Fund.

For the year ended October 31, 2023, the Fund’s investment management fee was accrued daily and paid monthly to the Advisor based on the following effective annual rate of average daily net assets:

Dimensional Emerging Markets Value Fund	0.10%

Earned Income Credit:

Additionally, the Fund has entered into arrangements with its custodian whereby net interest earned on uninvested cash balances was used to reduce a portion of the Fund’s custody expense. Custody expense in the accompanying financial statements is presented before reduction for credits. The impact of such credits is generally less than one basis point of the Fund’s net assets. During the year ended October 31, 2023, expenses reduced were the following (amount in thousands):

Fees Paid Indirectly
Dimensional Emerging Markets Value Fund	$542

Fees Paid to Officers and Directors/Trustees:

Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Fund; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Fund. For the year ended October 31, 2023, the total related amounts paid by the Fund to the CCO were $5 (in thousands) and are included in Other Expenses on the Statement of Operations.

D. Deferred Compensation:

As of October 31, 2023, the total liability for deferred compensation to Trustees is included in Accrued Expenses and Other Liabilities on the Statement of Assets and Liabilities as follows (amount in thousands):

Dimensional Emerging Markets Value Fund	$278

E. Purchases and Sales of Securities:

For the year ended October 31, 2023, the Fund’s transactions related to investment securities, other than short-term securities, in-kind redemptions and U.S. Government securities (amounts in thousands), were as follows:

	Purchases	Sales
Dimensional Emerging Markets Value Fund	$1,237,990	$2,035,042

There were no purchases or sales of long-term U.S. government securities.

For the year ended October 31, 2023, transactions related to Affiliated Investment Companies, excluding in-kind redemptions, are presented below.

The amounts presented below may differ from the respective amounts presented in the corresponding Summary Schedule of Portfolio Holdings, Statement of Assets and Liabilities or Statement of Operations due to rounding. The amounts are as follows (amounts in thousands):

	Balance at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ Depreciation	Balance at October 31, 2023	Shares as of October 31, 2023	Dividend Income	Capital Gain Distributions
Dimensional Emerging Markets Value Fund
The DFA Short Term Investment Fund	$204,252	$1,013,812	$1,094,481	$36	$81	$123,700	10,694	$7,767	—

Total	$204,252	$1,013,812	$1,094,481	$36	$81	$123,700	10,694	$7,767	—

F. Federal Income Taxes:

No provision for federal income taxes is required since the Fund is treated as a partnership for federal income tax purposes. Any net investment income and realized and unrealized gains and losses have been deemed to have been “passed down” to their respective partners.

As of October 31, 2023, the total cost and aggregate gross unrealized appreciation (depreciation) of securities for federal income tax purposes were different from amounts reported for financial reporting purposes, as follows (amounts in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Dimensional Emerging Markets Value Fund	$9,639,112	$2,377,239	$(1,845,410)	$531,829

The difference between GAAP-basis and tax basis unrealized gains (losses) can occur as a result of wash sales and net mark-to-market gains (losses) on regulated futures contracts, net mark-to-market gains (losses) on foreign currency contracts, and differences in tax treatment of passive foreign investment company investments or other investments.

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Fund’s tax positions and has concluded that no additional provision for income tax is required in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

G. Financial Instruments:

In accordance with the Fund’s investment objective and policies, the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

1. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of securities held by the Fund may be inhibited.

Derivative Financial Instruments:

Summarized below are the specific types of derivative instruments used by the Fund.

2. Futures Contracts: The Fund may purchase or sell futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Fund. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker in an amount equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities or indices, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Fund could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts.

Securities have been segregated as collateral for open futures contracts.

The average volume (based on the open positions at each fiscal month-end) of derivative activity for the year ended October 31, 2023 was as follows (amount in thousands):

Futures*
Dimensional Emerging Markets Value Fund	$75,695

*	Average Notional Value of futures contracts.

The following is a summary of the Fund’s derivative instrument holdings categorized by primary risk exposure as of October 31, 2023 (amounts in thousands):

	Liability Derivatives Value
	Total Value at October 31, 2023	Equity Contracts *,(1)
Dimensional Emerging Markets Value Fund	$(3,542)	$(3,542)

(1)	Presented on Statement of Assets and Liabilities as Payables: Futures Margin Variation.
*	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The following is a summary of the realized and change in unrealized gains and losses from the Fund’s derivative instrument holdings categorized by primary risk exposure for the year ended October 31, 2023 (amounts in thousands):

	Realized Gain (Loss) on Derivatives
	Total	Equity Contracts (1)
Dimensional Emerging Markets Value Fund	$6,571	$6,571

	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Total	Equity Contracts (2)
Dimensional Emerging Markets Value Fund	$(1,409)	$(1,409)

(1)	Presented on Statement of Operations as Net Realized Gain (Loss) on: Futures.
(2)	Presented on Statement of Operations as Change in Unrealized Appreciation (Depreciation) of: Futures.

H. Line of Credit and Interfund Lending Program:

The Fund, together with other Dimensional-advised portfolios, has entered into a $500 million uncommitted, unsecured discretionary line of credit effective April 5, 2023, with its domestic custodian bank. A line of credit with similar terms was in effect through April 5, 2023. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $250 million, as long as total borrowings under the line of credit do not exceed $500 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. There is no commitment fee on the unused portion of the line of credit. The agreement for the discretionary line of credit may be terminated by either party at any time. The agreement for the line of credit expires on April 3, 2024.

The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $700 million unsecured line of credit with its international custodian bank effective December 28, 2022. A line of credit with similar terms was in effect through December 28, 2022. Each portfolio is permitted to borrow, subject to its investment limitations, up to the lower of one-quarter of such portfolio’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed upon by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The line of credit agreement expires on December 27, 2023.

For the year ended October 31, 2023, borrowings by the Fund under the lines of credit were as follows (amounts in thousands, except percentages and days):

	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense Incurred	Maximum Amount Borrowed During the Period	Outstanding Borrowings as of 10/31/2023
Dimensional Emerging Markets Value Fund	4.65%	$6,303	11	$9	$14,112	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that the Fund’s available line of credit was used.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objectives and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

	Borrower or Lender	Weighted Average Interest Rate	Weighted Average Loan Balance	Number of Days Outstanding*	Interest Expense/ Income	Maximum Amount Borrowed/Loaned During the Period	Outstanding Borrowings as of 10/31/2023
Dimensional Emerging Markets Value Fund	Borrower	4.59%	$51,943	5	$33	$66,546	—

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023 that the Fund utilized the interfund lending program.

I. Affiliated Trades:

Cross trades for the year ended October 31, 2023, if any, were executed by the Fund pursuant to procedures adopted by the Board of Trustees of the Fund to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between series of investment companies, or between a series of an investment company and another entity, that are or could be considered affiliates by virtue of a common investment advisor (or affiliated investment advisors), common Trustees and/or common Officers. At its regularly scheduled meetings, the CCO certifies to the Board that the 17a-7 transactions entered into by the Fund complied with the Rule 17a-7 Procedures adopted by the Board of Trustees of the Fund.

For the year ended October 31, 2023, cross trades by the Fund under Rule 17a-7 were as follows (amounts in thousands):

Portfolio	Purchases	Sales	Realized Gain (Loss)
Dimensional Emerging Markets Value Fund	$8,796	$2,505	$(492)

J. Securities Lending:

As of October 31, 2023, the Fund had securities on loan to brokers/dealers, for which the Fund received cash collateral. The Fund also received non-cash collateral consisting of short- and/or long-term U.S. Treasuries and U.S. government agency securities as follows (amount in thousands):

Non-Cash Collateral Market Value
Dimensional Emerging Markets Value Fund	$367,466

The Fund invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of securities are expected at all times to be secured by collateral in an amount (i) equal to at least 100% of the current market value of the loaned securities with respect to securities of the U.S. government or its agencies, (ii) generally equal to 102% of the current market value of the loaned securities with respect to U.S. securities, and (iii) generally equal to 105% of the current market value of the loaned securities with respect to foreign securities. However, daily market fluctuations could cause the Fund’s collateral to be lower or higher than the expected thresholds. If this were to occur, the collateral would be adjusted the next business day to ensure adequate collateralization. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities, and such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value.

Subject to its stated investment policies, the Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. Income received from the Money Market Series is netted with fees for securities lending and collateral investment expenses and with other payments to and from borrowers of securities. The Fund also may invest the cash collateral received for the loaned securities in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and affiliated or unaffiliated money market funds that are registered or unregistered. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities. Additionally, the Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or, other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible for taxation at qualified dividend income rates.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2023 (amounts in thousands):

	Remaining Contractual Maturity of the Agreements As of October 31, 2023
	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Securities Lending Transactions
Dimensional Emerging Markets Value Fund Common Stocks	$123,708	—	—	—	$123,708

K. Indemnitees; Contractual Obligations:

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

L. Recently Issued Accounting Standards and Regulations:

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Fund’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 annual shareholder reports, and will have no effect on the Fund’s accounting policies or financial statements.

M. Other:

The Fund is subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the ongoing litigation involving Nine West). Although management currently believes that resolving claims against the Fund, individually or in aggregate, will not have a material adverse impact on the Fund’s financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.

N. Subsequent Event Evaluations:

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of Dimensional Emerging Markets Value Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the summary schedule of portfolio holdings, of Dimensional Emerging Markets Value Fund (the “Fund”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1800, 2001 Market Street, Philadelphia, PA 19103-7042 T: (267) 330-3000, www.pwc.com/us

FUND MANAGEMENT

(Unaudited)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, a “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations committee and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with the other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were two Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were two Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any newly-proposed expenses to be borne by the ETFs in the Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held during the fiscal year ended October 31, 2023.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since 2021	Robert E. McDonough Professor of Finance (since 2003) and Professor of Finance (since 2000), McDonough School of Business, Georgetown University and Director, Georgetown Center for Financial Markets and Policy (since 2010). Formerly, Vice Provost of Faculty, Georgetown University (2016-2020).	157 portfolios in 5 investment companies	Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); formerly, Director, REAN Cloud (technology) (2015-2018); formerly, Director, FBR & Co. (investment banking) (2011- 2017); and formerly, Director, Brightwood Capital Advisors, L.P. (private equity) (2013-2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM – Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008-2018).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management (since 1992); Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies	Director, (since 2000) and formerly, Audit Committee Chair (2019-2022) and Lead Director (2014-2017), HNI Corporation (office furniture); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee and Audit Committee member (since 2022), UBS Funds (3 investment companies within the fund complex) (12 portfolios) (since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since 2021	Deputy Dean for Faculty (since 2022) and Professor of Finance (since 2004), Yale School of Management.	157 portfolios in 5 investment companies	Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (investment adviser) (since 2017); Director, Charles River Associates (economic consulting firm) (since 2022); and Director, Community Foundation of Greater New Haven (community foundation and grant-making) (since 2022). Formerly, Director, KCG Holdings (trading company) (January 2017-July 2017).

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC – Since 2019; ETF Trust – Since 2020	Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018- 2019); formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021); formerly, Director, American Finance Association (global association of academic researchers and practitioners in finance) (2019-2022); formerly, Associate Editor, Journal of Finance (2016-2022).	157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

Interested Directors/Trustees

The following interested Directors/Trustees are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director/ Trustee Co-Chief Executive Officer	Director/ Trustee since 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017) and Dimensional ETF Trust (since 2020), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and the Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018), Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Head of Global Financial Advisor Services for Dimensional Investment LLC (since 2017). Formerly, Director (2017-2021) of Dimensional Fund Advisors Ltd.	157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director/ Trustee Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director/ Trustee since 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)	Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of DFA Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director and Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Co-Chief Executive Officer and Chief Investment Officer of Dimensional Holdings, LLC (since 2017); Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018). Formerly, Director of Dimensional Fund Advisors Ltd. (2018-2021).	157 portfolios in 5 investment companies	None

1	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.
2

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: DFAIDG; DIG; DEM; DFAITC and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since	Vice President and Assistant Secretary of
		2001	• all the DFA Entities (since 2001)

• DFA Australia Limited (since 2002)

• Dimensional Fund Advisors Ltd. (since 2002)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

• Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019	Vice President and Assistant Secretary of
• DFAIDG, DIG, DFAITC and DEM (since 2019)

• Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Stephen A. Clark 1972	Executive Vice President	Since 2017	Executive Vice President of
• all the DFA Entities (since 2017)

• Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

• Dimensional Japan Ltd.

Chairman (since 2018) of

• Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

• Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

• DFA Australia Limited

Director (since 2016) of

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Hong Kong Limited

Vice President of

• Dimensional Advisors Ltd. (since 2016)

• Dimensional Hong Kong Limited (since 2016)

• Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016 – 2021) of

• Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

• all the DFA Entities

Formerly, Vice President (2010 – 2016) of

• Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016 – 2019) of

• Dimensional Fund Advisors Pte. Ltd.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Interim Chief Executive Officer (2019 – 2020) of

• Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

• Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021	Chief Operating Officer (since June 2021) of • the DFA Fund Complex

Executive Vice President (since January 2020) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Chief Operating Officer (since December 2019) of

• Dimensional Holdings Inc.

• Dimensional Fund Advisors LP

• Dimensional Investment LLC

• DFA Securities LLC

Vice President (since 2020) of

• DFA Australia Limited

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors Canada ULC

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Ireland Limited

• Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020 – June 2021) of

• the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

• Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

• BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021	Vice President (since June 2021) of • the DFA Fund Complex Vice President, Chief Financial Officer and Treasurer (since September 2020) of

• DFA Australia Limited

• Dimensional Fund Advisors Canada ULC

• DFA Securities LLC

• Dimensional Advisors Ltd.

• Dimensional Fund Advisors LP

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Pte. Ltd.

• Dimensional Holdings Inc.

• Dimensional Hong Kong Limited

• Dimensional Investment LLC

Vice President (since March 2021) of

• Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

• Lord Abbett & Co. LLC

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

Formerly, Chief Financial Officer (2017 – 2020) and Treasurer (2003 – 2017) of

• Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021	Vice President and Assistant Treasurer (since June 2021) of • the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

• Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004	Vice President (since 2004) of • all the DFA Entities

Vice President (since 2020) of

• Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

• Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017 – 2019) of

• all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

• Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

• DFAIDG, DIG, DFAITC and DEM (since 2017)

• the Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021	Vice President (since January 2023) of • Dimensional Holdings Inc. • Dimensional Fund Advisors LP • Dimensional Investments LLC

• DFA Securities LLC

Vice President (since April 2022) of

• Dimensional Fund Advisors Canada ULC

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

• the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

• INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

• OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001	President of • DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020) General Counsel of • all the DFA Entities (since 2001)

• Dimensional Fund Advisors LP (since 2006)

• Dimensional Holdings Inc. (since 2006)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

• Dimensional Australia Limited (since 2007)

• Dimensional Funds plc (since 2002)

• Dimensional Funds II plc (since 2006)

• Director of Dimensional Japan Ltd. (since 2012)

• Dimensional Advisors Ltd. (since 2012)

• Dimensional Fund Advisors Pte. Ltd. (since 2012)

• Dimensional Hong Kong Limited (since 2012)

• Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

• Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

• DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

• Dimensional Fund Advisors LP (1997 – 2017)

• Dimensional Holdings Inc. (2006 – 2017)

• DFA Securities LLC (1997 – 2017)

• Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

• Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021	Vice President (since September 2021) of • the DFA Fund Complex Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

• Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

• DFA Australia Limited

• Dimensional Fund Advisors Ltd.

• Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013 – 2020) of:

• the DFA Fund Complex

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President (2013 – 2020) of:

• the DFA Fund Complex

Formerly, Director (2019 – 2021) of:

• Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

•  Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Vice President of

• DFA Securities LLC (since 2010)

• Dimensional Cayman Commodity Fund I Ltd. (since 2010)

• Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

• DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020	Chief Compliance Officer (since 2020) of • the DFA Fund Complex

Vice President (since 2016) of

• DFA Securities LLC

• Dimensional Fund Advisors LP

• Dimensional Holdings Inc.

• Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer of

• Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan of

• Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020	Vice President and Assistant Treasurer (since 2020) of • the DFA Fund Complex

Vice President of

• Dimensional Holdings Inc. (since 2016)

• Dimensional Fund Advisors LP (since 2016)

• Dimensional Investment LLC (since 2016)

• DFA Securities LLC (since 2016)

• Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses in voting proxies relating to securities held in the portfolio is available (1) without charge, upon request, by calling collect: (512) 306-7400; (2) from the Advisor’s website at www.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at www.dimensional.com/who-we-are/investment-stewardship and reflects the twelve-month period beginning July 1st and ending June 30th.

TAX NOTICE TO SHAREHOLDERS

(Unaudited)

The following information is solely for informational purposes. Each Portfolio is designating the U.S. federal income tax character of the following items with respect to distributions paid or expected to be paid to shareholders related to the fiscal year ended October 31, 2023. All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each classification below and including “Section 163(j) interest dividends” as defined in Treasury Regulation §1.163(j)-1(b)(35) and “Section 199A dividends” as defined in Treasury Regulation §1.199A -3(d), it is the intent of the Portfolio to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For U.S. federal income tax purposes, shareholders generally must report distributions received from a Portfolio on a calendar-year basis, which therefore may include distributions with respect to portions of two fiscal years of the Portfolio. Annual statements needed by shareholders concerning the tax status of distributions received for the calendar year 2023 (e.g., IRS Form 1099-DIV) will be provided in early 2023. Shareholders should refer to these statements in preparing their calendar year 2023 tax returns. Please consult your tax advisor for the proper treatment of this information. Unless otherwise noted, the amounts in the table are expressed as a percentage of the distributions paid with respect to the fiscal year ended October 31, 2023.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Large Cap International Portfolio	100%	—	—	—	—	100%	—	80%	—	6%	94%	—	—
International Core Equity Portfolio	100%	—	—	—	—	100%	—	80%	—	7%	94%	—	—
Global Small Company Portfolio	100%	—	—	—	—	100%	35%	91%	—	6%	58%	2%	—
International Small Company Portfolio	72%	—	28%	—	—	100%	—	85%	—	7%	91%	2%	—
Japanese Small Company Portfolio	24%	—	76%	—	—	100%	—	57%	—	6%	58%	—	—
Asia Pacific Small Company Portfolio	42%	—	58%	—	—	100%	—	55%	—	1%	87%	—	—
United Kingdom Small Company Portfolio	100%	—	—	—	—	100%	1%	95%	—	1%	95%	—	—
Continental Small Company Portfolio	100%	—	—	—	—	100%	—	100%	—	12%	100%	—	—
DFA International Real Estate Securities Portfolio	—	—	—	—	—	—	—	68%	—	8%	100%	—	—
DFA Global Real Estate Securities Portfolio	26%	—	74%	—	—	100%	—	37%	—	—	—	—	—
DFA International Small Cap Value Portfolio	100%	—	—	—	—	100%	—	84%	—	8%	91%	—	—
International Vector Equity Portfolio	100%	—	—	—	—	100%	—	75%	—	7%	92%	—	—
International High Relative Profitability Portfolio	100%	—	—	—	—	100%	—	82%	—	7%	100%	—	—
World ex U.S. Value Portfolio	100%	—	—	—	—	100%	—	74%	—	7%	91%	—	—
World ex U.S. Core Equity Portfolio	100%	—	—	—	—	100%	—	65%	—	7%	91%	—	—
World ex U.S. Targeted Value Portfolio	100%	—	—	—	—	100%	—	100%	—	12%	100%	—	—
World Core Equity Portfolio	59%	—	41%	—	—	100%	41%	84%	—	5%	67%	2%	—
Selectively Hedged Global Equity Portfolio	63%	—	37%	—	—	100%	36%	78%	—	5%	62%	1%	—

See accompanying Notes to Financial Statements.

DFA Investment Dimensions Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
Emerging Markets Portfolio	92%	—	8%	—	—	100%	—	48%	—	10%	86%	—	—
Emerging Markets Small Cap Portfolio	55%	—	45%	—	—	100%	—	31%	—	11%	71%	—	—
Emerging Markets Value Portfolio	100%	—	—	—	—	100%	—	56%	—	9%	83%	—	—
Emerging Markets Core Equity Portfolio	100%	—	—	—	—	100%	—	43%	—	8%	85%	—	—
Emerging Markets Targeted Value Portfolio	57%	—	43%	—	—	100%	—	34%	—	8%	64%	—	—
Emerging Markets ex China Core Equity Portfolio	100%	—	—	—	—	100%	—	52%	—	7%	88%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(2)

Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)

U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)

Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)

Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)

Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)

Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

Dimensional Investment Group Inc.	Net Investment Income Distributions	Short-Term Capital Gain Distributions	Long-Term Capital Gain Distributions	Return of Capital	Tax-Exempt Interest	Total Distributions	Qualified Dividends (for Corporate Dividends Received Deduction) (1)	Qualified Dividend Income (2)	U.S. Government Interest (3)	Foreign Tax Credit (4)	Foreign Source Income (5)	Qualified Net Interest Income (6)	Qualified Short- Term Capital Gain (7)
DFA International Value Portfolio	100%	—	—	—	—	100%	—	82%	—	6%	93%	—	—

(1)

Qualified Dividends represents the amount that qualifies for the corporate dividends-received deduction under Section 243 of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

See accompanying Notes to Financial Statements.

(2)   Qualified Dividend Income represents the amount that qualifies for the reduced capital gain tax rate under Section 1(h)(11) of the Internal Revenue Code and is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(3)   U.S. Government Interest represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023. Generally, interest from direct U.S. Government obligations is exempt from state income tax. Please consult your tax advisor for the availability of a state tax exemption based on your individual circumstances.

(4)   Foreign Tax Credit represents the amount of dividends that qualify for the foreign tax credit pass through under Section 853 of the Internal Revenue Code and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(5)   Foreign Source Income represents the amount of dividends derived from foreign sources and is reflected as a percentage of “investment company taxable income” (as defined in Section 852(b)(2) of the Internal Revenue Code).

(6)   Qualified Net Interest Income represents the amount of interest income available as interest-related dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(1) of the Internal Revenue Code. The information is reflected as a percentage estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

(7)   Qualified Short-Term Capital Gain represents the amount available as short-term capital gain dividends generally exempt from withholding taxes for non-U.S. shareholders under Section 871(k)(2) of the Internal Revenue Code. The information is reflected as a percentage of estimated ordinary income distributions (the total of short-term capital gain and net investment income distributions) for the calendar year 2023.

See accompanying Notes to Financial Statements.

DFA103123-001AI 00293581

THE DFA SHORT TERM INVESTMENT FUND

ANNUAL REPORT

YEAR ENDED OCTOBER 31, 2023

THE DFA SHORT TERM INVESTMENT FUND

Investment Summary (Unaudited)

Average Annual Total Returns and 7-Day Yield as of 10/31/2023

	1 Year	5 Year	10 Year	Since Inception	7-Day Yield
The DFA Short Term Investment Fund	5.11%	1.85%	1.26%	0.96%	5.48%
FTSE One-Month U.S. Treasury Bill Index	4.85%	1.74%	1.12%	0.83%	—

The performance data quoted represents past performance and is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.

An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency.

Total return equals income return and assumes reinvestment of all net investment income and realized capital gain distributions. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Yields and returns fluctuate. The seven-day yield quotation more closely reflects current earnings of the Fund than the total return quotation.

3

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Portfolio Holdings

October 31, 2023

The following table indicates the allocation of investments among the asset classes in the Fund as of October 31, 2023:

Security Allocation	Percent of Investments
Commercial Paper	35.0%
U.S. Treasury Obligations	25.6
Repurchase Agreements	20.2
Yankee Certificates of Deposit	17.9
U.S Government Agency Mortgages	1.3

Total Investments	100.0%

See accompanying Notes to Financial Statements.

4

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments

October 31, 2023

Security Description	Rate	Maturity	Face Amount $	Fair Value $
COMMERCIAL PAPER—35.0%
(r)++ANZ Banking Group, Ltd.	5.74% (SOFR + 43 bps)	12/22/23	100,000,000	100,038,711
(r)++ANZ Banking Group, Ltd.	5.56% (SOFR + 25 bps)	03/04/24	100,000,000	99,997,121
(y)Apple, Inc.	5.33%	11/06/23	100,000,000	99,911,214
(r)++Bank of Nova Scotia	5.79% (SOFR + 48 bps)	01/31/24	45,000,000	45,032,283
(y)BNP Paribas	5.31%	11/09/23	150,000,000	149,801,128
(y)BNP Paribas	5.37%	12/20/23	125,000,000	124,074,711
(r)++Commonwealth Bank of Australia	5.86% (SOFR + 55 bps)	10/10/24	100,000,000	99,996,947
(r)++Commonwealth Bank of Australia	5.86% (SOFR + 55 bps)	10/11/24	50,000,000	49,998,028
(y)Credit Agricole CIB NY	5.30%	11/08/23	125,000,000	124,852,902
(y)Credit Agricole CIB NY	5.31%	11/14/23	75,000,000	74,845,460
(y)Credit Agricole CIB NY	5.37%	12/14/23	55,000,000	54,641,558
(y)DNB NORBANK ASA	5.26%	11/08/23	150,000,000	149,824,816
(y)++DNB NORBANK ASA	5.26%	11/09/23	95,000,000	94,875,170
(y)Equinor ASA	5.40%	12/05/23	150,000,000	149,216,876
(y)Microsoft Corp.	5.35%	11/29/23	50,000,000	49,785,373
(y)++Microsoft Corp.	5.37%	12/19/23	176,000,000	174,722,930
(y)Mizuho Bank, Ltd.	5.28%	11/02/23	115,000,000	114,966,267
(y)Mizuho Bank, Ltd.	5.30%	11/06/23	125,000,000	124,889,584
(r)++National Australia Bank, Ltd.	5.72% (SOFR + 41 bps)	11/01/23	55,000,000	55,000,434
(r)++National Australia Bank, Ltd.	5.51% (SOFR + 20 bps)	11/21/23	85,000,000	85,004,534
(r)++National Australia Bank, Ltd.	5.79% (SOFR + 48 bps)	12/05/23	25,000,000	25,008,004
(r)++National Australia Bank, Ltd.	5.63% (SOFR + 32 bps)	03/14/24	150,000,000	150,015,888
(r)++National Australia Bank, Ltd.	5.85% (SOFR + 54 bps)	09/27/24	80,000,000	80,025,935
(y)++Nestle Finance International, Ltd.	5.26%	11/21/23	46,000,000	45,859,179
(y)++Nordea Bank AB	5.32%	11/16/23	35,000,000	34,917,509
(y)Nordea Bank AB	5.36%	12/07/23	125,000,000	124,315,663
(y)Nordea Bank AB	5.37%	12/14/23	100,000,000	99,347,643
(y)Province of Alberta Canada	5.33%	11/21/23	100,000,000	99,689,783
(y)PSP Capital, Inc.	5.31%	11/03/23	100,000,000	99,955,762
(y)Roche Holdings, Inc.	5.30%	11/06/23	40,000,000	39,964,676
(r)++Royal Bank of Canada NY	5.86% (SOFR + 55 bps)	09/11/24	50,000,000	50,003,313
(y)Sanofi-Aventis	5.37%	12/06/23	36,790,000	36,593,468
(y)Siemens Capital Co. LLC	5.33%	12/04/23	90,000,000	89,549,387
(y)Skandinaviska Enskilda Banken AB	5.27%	11/29/23	150,000,000	149,365,786
(y)++Skandinaviska Enskilda Banken AB	5.27%	11/30/23	100,000,000	99,562,750
(y)Societe Generale North America, Inc.	5.61%	01/31/24	31,930,000	31,478,916
(y)Sumitomo Mitsui Bank NY	5.47%	12/14/23	125,000,000	124,170,173
(y)Sumitomo Mitsui Bank NY	5.47%	12/15/23	75,000,000	74,490,281
(y)Swedbank AB	5.28%	11/07/23	125,000,000	124,871,789
(y)Swedbank AB	5.28%	11/10/23	135,000,000	134,802,229
(y)Toyota Motor Credit Corp.	5.33%	11/13/23	100,000,000	99,807,979
(y)Toyota Motor Credit Corp.	5.50%	01/22/24	60,000,000	59,248,020
(r)++Westpac Banking Corp.	5.54% (SOFR + 23 bps)	02/15/24	100,000,000	99,997,462
(r)++Westpac Banking Corp.	5.86% (SOFR + 55 bps)	05/01/24	70,000,000	70,052,957
(r)++Westpac Banking Corp.	5.93% (SOFR + 62 bps)	05/24/24	90,000,000	90,115,548

TOTAL COMMERCIAL PAPER (Cost $4,154,753,214)			4,165,720,000	4,154,686,147

YANKEE CERTIFICATES OF DEPOSIT—17.9%
(r)Bank of Montreal Chicago	5.88% (SOFR + 57 bps)	01/17/24	175,000,000	175,137,085
(r)Bank of Montreal Chicago	5.93% (SOFR + 62 bps)	08/30/24	75,000,000	75,059,391
(r)Bank of Montreal Chicago	5.85% (SOFR + 54 bps)	10/04/24	100,000,000	99,993,073
(r)Bank of Nova Scotia	6.06% (SOFR + 75 bps)	11/29/23	100,000,000	100,043,857
(r)Bank of Nova Scotia	5.81% (SOFR + 50 bps)	02/05/24	77,000,000	77,058,357
(r)Bank of Nova Scotia	5.62% (SOFR + 31 bps)	03/01/24	50,000,000	50,005,571
(r)Bank of Nova Scotia	6.01% (SOFR + 70 bps)	03/28/24	50,000,000	50,077,332
(r)Bank of Nova Scotia	5.86% (SOFR + 55 bps)	10/04/24	50,000,000	49,994,292
(r)Canadian Imperial Bank of Commerce	5.54% (SOFR + 23 bps)	03/01/24	150,000,000	150,040,679
(r)Canadian Imperial Bank of Commerce	6.01% (SOFR + 70 bps)	04/01/24	150,000,000	150,259,146
(r)Canadian Imperial Bank of Commerce	5.97% (SOFR + 66 bps)	07/29/24	75,000,000	75,115,897
(r)++Royal Bank of Canada NY	5.94% (SOFR + 63 bps)	06/25/24	75,000,000	75,103,627
(r)Royal Bank of Canada NY	5.86% (SOFR + 55 bps)	09/20/24	40,000,000	39,999,646
(r)Royal Bank of Canada NY	5.85% (SOFR + 54 bps)	10/02/24	125,000,000	124,976,126
(r)Royal Bank of Canada NY	5.85% (SOFR + 54 bps)	10/07/24	35,000,000	34,991,948
(r)Svenska Handelsbank, Inc.	6.03% (SOFR + 72 bps)	12/05/23	100,000,000	100,055,904
(r)Svenska Handelsbank, Inc.	5.61% (SOFR + 29 bps)	02/15/24	25,000,000	25,006,337
(r)Svenska Handelsbank, Inc.	5.64% (SOFR + 32 bps)	03/15/24	150,000,000	150,018,905
(r)Toronto Dominion Bank NY	5.76% (SOFR + 45 bps)	03/15/24	100,000,000	100,053,238

See accompanying Notes to Financial Statements.

5

THE DFA SHORT TERM INVESTMENT FUND

Schedule of Investments (concluded)

October 31, 2023

Security Description	Rate	Maturity	Face Amount $	Fair Value $
YANKEE CERTIFICATES OF DEPOSIT - 17.9% (continued)
(r)Toronto Dominion Bank NY	5.98% (SOFR + 67 bps)	03/25/24	100,000,000	100,132,025
(r)Toronto Dominion Bank NY	5.97% (SOFR + 66 bps)	06/06/24	100,000,000	100,145,460
(r)Toronto Dominion Bank NY	5.88% (SOFR + 57 bps)	08/30/24	55,000,000	55,033,685
(r)Toronto Dominion Bank NY	5.85% (SOFR + 54 bps)	10/03/24	40,000,000	39,992,084
(r)Westpac Banking Corp.	5.74% (SOFR + 42 bps)	01/18/24	128,500,000	128,563,962

TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $2,125,467,272)			2,125,500,000	2,126,857,627

REPURCHASE AGREEMENTS - 20.2%
Barclays Bank PLC (Purchased on 10/31/23, proceeds at maturity $400,058,889, collateralized by U.S. Treasury Obligations, (1.50% - 2.75%), (10/31/24 - 4/15/32), market value of $408,000,052)	5.30%	11/01/23	400,000,000	400,000,000
BofA Securities, Inc. (Purchased on 10/31/23, proceeds at maturity $100,014,583, collateralized by U.S. Treasury Obligation, (5.00%), (4/15/28), market value of $102,000,078)	5.25%	11/01/23	100,000,000	100,000,000
Goldman Sachs & Co. LLC (Purchased on 10/31/23, proceeds at maturity $450,065,625, collateralized by U.S. Government Agency Obligations, (2.43% - 7.00%), (10/31/25 – 10/20/53), market value of $459,000,000)	5.25%	11/01/23	450,000,000	450,000,000
J.P. Morgan Securities LLC (Purchased on 10/31/23, proceeds at maturity $350,051,431, collateralized by U.S. Government Agency Obligations, (2.50% - 6.50%), (12/29/2023 - 7/15/31), market value of $357,000,001)	5.29%	11/01/23	350,000,000	350,000,000
Mizuho Securities USA LLC (Purchased on 10/31/23, proceeds at maturity $250,036,458, collateralized by U.S. Treasury Obligations, (0.25% - 4.63%), (7/11/23 - 9/20/63), market value of $255,000,038)	5.25%	11/01/23	250,000,000	250,000,000
RBC Dominion Securities Inc. (Purchased on 10/31/23, proceeds at maturity $500,073,333, collateralized by U.S. Treasury Obligations, (0.00% - 6.88%), (8/12/23 - 7/15/32), market value of $510,000,041)	5.28%	11/01/23	500,000,000	500,000,000
TD Securities (USA) LLC (Purchased on 10/31/23, proceeds at maturity $350,051,431, collateralized by U.S. Government Agency Obligations, (0.25% - 8.50%), (2/7/24 - 8/20/53), market value of $357,004,338)	5.29%	11/01/23	350,000,000	350,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $2,400,000,000)			2,400,000,000	2,400,000,000

U.S. TREASURY OBLIGATIONS - 25.6%
(y)U.S. Treasury Bill	2.63%	11/02/23	300,000,000	299,956,224
(y)U.S. Treasury Bill	5.33%	11/07/23	150,000,000	149,868,000
(y)U.S. Treasury Bill	4.71%	11/09/23	150,000,000	149,823,473
(y)U.S. Treasury Bill	5.35%	11/16/23	150,000,000	149,670,704
(y)U.S. Treasury Bill	5.37%	11/28/23	75,000,000	74,702,437
(y)U.S. Treasury Bill	5.38%	12/14/23	150,000,000	149,051,760
(y)U.S. Treasury Bill	5.37%	12/26/23	200,000,000	198,373,680
(y)U.S. Treasury Bill	5.28%	01/11/24	150,000,000	148,432,822
(y)U.S. Treasury Bill	5.31%	01/25/24	200,000,000	197,494,074
(y)U.S. Treasury Bill	5.37%	02/01/24	200,000,000	197,280,888
(r)U.S. Treasury Note	5.37% (USBMMY3M - 2 bps)	01/31/24	200,000,000	200,015,848
(r)U.S. Treasury Note	5.31% (USBMMY3M - 8 bps)	04/30/24	275,000,000	274,947,401
(r)U.S. Treasury Note	5.42% (USBMMY3M + 4 bps)	07/31/24	350,000,000	350,092,956
(r)U.S. Treasury Note	5.52% (USBMMY3M + 14 bps)	10/31/24	400,000,000	400,408,552
(r)U.S. Treasury Note	5.58% (USBMMY3M + 20 bps)	01/31/25	100,000,000	100,167,959

TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,039,574,773)			3,050,000,000	3,040,286,778

U.S GOVERNMENT AGENCY MORTGAGES - 1.3%
(y)Federal Home Loan Bank	5.34%	11/17/23	150,000,000	149,658,002
TOTAL U.S GOVERNMENT AGENCY MORTGAGES (Cost $149,646,800)			150,000,000	149,658,002
TOTAL INVESTMENTS (Cost $11,869,442,059) - 100.0%			—	$11,871,488,554

SOFR—Secured Overnight Financing Rate

USBMMY3M—U.S. Treasury 3 Month Bill Money Market Yield

++

Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund’s Advisor has deemed this security to be liquid based upon procedures approved by the Board of Directors/Trustees. The aggregate value of these securities at October 31, 2023 was $1,625,328,330 which represented 13.7% of the total investments of the Fund.

(r)	The adjustable/variable rate shown is effective as of October 31, 2023.
(y)	The rate shown is the effective yield.

See accompanying Notes to Financial Statements.

6

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2023

ASSETS:
Investments, at value	$9,471,488,554
Repurchase agreements, at value	2,400,000,000

Total Investments	11,871,488,554

Cash	538,632,305
Interest receivable	18,606,297
Receivable for capital shares issued	25,992,466

Total Assets	12,454,719,622

LIABILITIES:
Distributions payable	60,850,726
Accrued expenses and other payables:
Investment Management Fees	555,541
Administration Fees	32,805
CCO Fees	700
Professional Fees	8,109
Transfer Agent Fees	10,346
Trustee Fees	467,276
Other Expenses	115,553

Total Liabilities	62,041,056

Net Assets	$12,392,678,566

NET ASSETS CONSIST OF:
Capital	$12,398,076,659
Total Distributable Earnings / (Loss)	(5,398,093)

NET ASSETS	$12,392,678,566

Shares of Beneficial Interest (unlimited number of shares authorized, no par value)	1,071,381,811

Net Asset Value (offering and redemption price per share)	$11.5670	(a)

Investments at cost	$11,869,442,059

(a)	Per share amounts may not recalculate due to rounding of net assets and shares outstanding.

See Notes to Financial Statements.

7

THE DFA SHORT TERM INVESTMENT FUND

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2023

INVESTMENT INCOME:
Interest	$693,552,672

Total Investment Income	693,552,672

EXPENSES:
Investment Management Fees	6,949,473
Administration Fees	766,583
CCO Fees	24,612
Professional Fees	238,931
Transfer Agent Fees	137,727
Trustee Fees	98,065
Other Expenses	245,545

Total Expenses Before Fee Reductions	8,460,936

Fees Paid Indirectly	(2,642)

Net Expenses	8,458,294

Net Investment Income	685,094,378

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS
Net Realized Losses from Investment Transactions	(1,690,755)
Net Change in Unrealized Appreciation on Investments	8,406,496

Net Realized and Unrealized Gains from Investments	6,715,741

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$691,810,119

See Notes to Financial Statements.

8

THE DFA SHORT TERM INVESTMENT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net Investment Income	$685,094,378	$153,440,372
Net Realized Losses from Investment Transactions	(1,690,755)	(2,184,383)
Net Change in Unrealized Appreciation (Depreciation) on Investments	8,406,496	(6,543,539)

Change in net assets resulting from operations	691,810,119	144,712,450

DISTRIBUTIONS TO SHAREHOLDERS:
Total Distributions Paid	(685,094,375)	(154,033,391)

Change in Net Assets from Distributions to Shareholders	(685,094,375)	(154,033,391)

CAPITAL TRANSACTIONS:
Proceeds from Shares Issued	101,170,537,357	99,547,811,990
Dividends Reinvested	372,037	27,320
Cost of Shares Redeemed	(105,392,101,819)	(94,934,520,328)

Change in Net Assets from Capital Transactions	(4,221,192,425)	4,613,318,982

Change in Net Assets	(4,214,476,681)	4,603,998,041
NET ASSETS:
Beginning of Period	16,607,155,247	12,003,157,206

End of Period	$12,392,678,566	$16,607,155,247

SHARES TRANSACTIONS:
Shares Issued	8,747,009,905	8,606,378,346
Reinvested	32,156	2,423
Shares Redeemed	(9,112,093,179)	(8,207,428,773)

Change in Shares	(365,051,118)	398,951,996

See Notes to Financial Statements.

9

THE DFA SHORT TERM INVESTMENT FUND

FINANCIAL HIGHLIGHTS

(for a share outstanding throughout each period)

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
NET ASSET VALUE, BEGINNING OF PERIOD	$11.5614	$11.5695	$11.5711	$11.5707	$11.5703

INVESTMENT ACTIVITIES:
Net Investment Income	0.5713	0.1229	0.0074	0.0888	0.2746
Net Realized and Unrealized Gain/(Losses) on Investments	0.0058	(0.0077)	(0.0017)	0.0004	0.0004

Total from Investment Activities	0.5771	0.1152	0.0057	0.0892	0.2750

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income	(0.5715)	(0.1233)	(0.0073)	(0.0888)	(0.2746)
Net Realized Gains	—	—	—	—	— (a)

TOTAL DISTRIBUTIONS	(0.5715)	(0.1233)	(0.0073)	(0.0888)	(0.2746)

Net Asset Value, End of Period	$11.5670	$11.5614	$11.5695	$11.5711	$11.5707

Total Return	5.11%	0.99%	0.05%	0.77%	2.41%
SUPPLEMENTAL DATA:
NET ASSETS, END OF PERIOD (000’s)	$12,392,679	$16,607,155	$12,003,157	$8,784,049	$16,363,197
Ratios to Average Net Assets:
Net Investment Income	4.93%	1.10%	0.06%	0.88%	2.38%
Gross Expenses	0.06%	0.06%	0.06%	0.06%	0.06%
Net Expenses(b)	0.06%	0.05%	0.06%	0.05%	0.05%

(a)	Amount less than $0.005.
(b)	Ratio as disclosed reflects the impact of custody fee credits earned by the fund on cash balances.

See Notes to Financial Statements.

10

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements

October 31, 2023

A. ORGANIZATION

The DFA Investment Trust Company (the “Trust”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”). The Trust consists of ten series, one of which, The DFA Short Term Investment Fund (the “Fund”), is included in this report. The remaining series are presented in separate reports. The Fund is an investment company and, accordingly, follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.”

The investment objective of the Fund is to seek to provide a high level of current income consistent with liquidity and the preservation of capital. As a money market fund, the Fund will pursue its investment objective by investing in U.S. dollar-denominated short-term debt securities that meet the strict standards established by the Board of Trustees of the Trust (the “Board”), which are in accordance with Rule 2a-7 under the 1940 Act.

The Board is responsible for establishing the Trust’s policies and for overseeing the management of the Trust. Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnification. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust and/or its affiliates that have not yet occurred. However, based on prior experience, the Trust expects the risk of loss to be remote.

B. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be material.

1. SECURITY VALUATION – The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

• Level 1	–	Inputs are quoted prices in active markets for identical securities.

• Level 2	–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	–	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The securities held by the Fund are valued at market value or fair value as described below. Debt securities are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources, including broker/dealers that typically handle the purchase and sale of such securities. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board. These valuations are generally categorized as Level 2 or Level 3 in the hierarchy.

A summary of the inputs used to value the Fund’s investments is disclosed previously in this Note. A valuation hierarchy table has been provided below. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

October 31, 2023

When determining the fair value of the Fund’s investments, additional consideration is given to those assets or liabilities that have experienced a decrease in the volume or level of activity or have identified circumstances that indicate that a transaction is not orderly.

The following table provides the fair value measurements of the Fund’s investments by level within the fair value hierarchy as of October 31, 2023:

	LEVEL 1 INVESTMENTS IN SECURITIES	LEVEL 2 INVESTMENTS IN SECURITIES	LEVEL 3 INVESTMENTS IN SECURITIES
THE DFA SHORT TERM INVESTMENT FUND
Commercial Paper	$—	$4,154,686,147	$—
Yankee Certificates of Deposit	—	2,126,857,627	—
U.S. Government Agency Securities	—	149,658,002	—
Repurchase Agreements	—	2,400,000,000	—
U.S. Treasury Obligations	—	3,040,286,778	—

Total Investments	$—	$11,871,488,554	$—

2. DEFERRED COMPENSATION PLAN – Each eligible trustee (each a “Trustee” and collectively, the “Trustees”) of the Trust may elect to participate in the Fee Deferral Plan for Independent Directors and Trustees (the “Plan”). Under the Plan effective January 1, 2002, such Trustees may defer payment of all or a portion of their total fees earned as a Trustee. These deferred amounts may be treated as though such amounts had been invested in shares of the following funds: U.S. Large Cap Value Portfolio; U.S. Core Equity 1 Portfolio; U.S. Large Company Portfolio; U.S. Vector Equity Portfolio; U.S. Micro Cap Portfolio; DFA International Value Portfolio; International Core Equity Portfolio; Emerging Markets Portfolio; Emerging Markets Core Equity Portfolio; DFA Inflation-Protected Securities Portfolio and/or DFA Two-Year Global Fixed Income Portfolio. Contributions made under the Plan and the change in unrealized appreciation (depreciation) and income are included in Trustee Fees.

Each Trustee has the option to receive the distribution of proceeds in one of the following methods: lump sum; annual installments over a period of agreed-upon years; or quarterly installments over a period of agreed-upon years. Each Trustee shall have the right in a notice of election (the “Notice”) to defer the receipt of the Trustee’s deferred compensation until a date specified by such Trustee in the Notice, which date may not be sooner than the earlier of: (i) the first business day of January following the year in which such Trustee ceases to be a member of the Board; and (ii) five years following the effective date of the Trustee’s first deferral election. If a Trustee who elects to defer fees fails to designate in the Notice a time or date as of which payment of the Trustee’s deferred fee account shall commence, payment of such amount shall commence as of the first business day of January following the year in which the Trustee ceases to be a member of the Board (unless the Trustee files an amended Notice selecting a different distribution date).

At October 31, 2023, the Fund’s total liability of $442,712 for deferred compensation to Trustees is included in the “Trustee Fees” payable (a line item which also includes Trustee fees/expenses) on the Statement of Assets and Liabilities.

3. SECURITY TRANSACTIONS AND RELATED INCOME – Security transactions are accounted for as of the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The Fund generally declares distributions from net investment income on a daily basis and pays dividends monthly. Any capital gains are distributed at least annually. The Fund does not expect to realize any long-term capital gains and losses. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. Interest income is recognized on an accrual basis and includes amortization or accretion of premia or discount using the straight-line method. Costs used in determining net realized gains and losses on the sales of investment securities are those of the specific securities sold, adjusted for the accretion or amortization of purchase discounts or premia during the respective holding period.

4. ALLOCATIONS – The Trust bears all of its own fees, expenses, charges, assessments, taxes, and other costs incurred in its operation, whether incurred directly by the Trust or by Dimensional Fund Advisors LP, the Fund’s investment adviser (the

12

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

October 31, 2023

“Advisor” or “DFA”), on its behalf. Expenses directly attributable to the Fund are charged to the Fund. Expenses not directly attributable to the Fund are allocated among the respective portfolios in the Trust on the basis of their relative net assets.

C. FEDERAL INCOME TAXES

The Fund is classified as a regulated investment company for tax purposes. As a regulated investment company, the Fund generally pays no U.S. federal income tax on the income and gains that the Fund distributes to shareholders.

Distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulation, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary (e.g., wash sale losses) or permanent (e.g., reclassification of certain gain/loss and distributions) in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gains, as appropriate, in the period that the differences arise. There were no permanent differences as of October 31, 2023, attributable to distribution redesignations.

As of October 31, 2023, the tax cost of securities and the breakdown of unrealized appreciation and depreciation of securities for federal income tax purposes are as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
The DFA Short Term Investment Fund	$11,869,442,059	$2,486,358	$(439,863)	$2,046,495

ASC 740 Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return.

For all open tax years and all major taxing jurisdictions, management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the Fund’s financial statements. The Fund is not aware of any tax positions for which it is more likely than not that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The tax character of distributions paid to shareholders during the years ended October 31, 2022 and October 31, 2023 were as follows:

	Distributions Paid From
	Net Investment Income	Long-Term Capital Gains	Total Distributions Paid
The DFA Short Term Investment Fund
2023	$669,672,774	$—	$669,672,774
2022	$154,383,414	$—	$154,383,414

As of October 31, 2023, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed
	Ordinary Income	Long- Term Capital Gains	Accumulated Earnings	Distributable Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
The DFA Short Term Investment Fund	$60,679,777	$—	$60,679,777	$(60,850,726)	$(6,685,263)	$2,046,495	$(4,809,717)

13

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

October 31, 2023

For federal income tax purposes, the Fund measures its capital loss carryforwards annually at October 31, the fiscal year end. Capital loss carryforwards may be carried forward and applied against future capital gains. As of October 31, 2023, the Fund had the following capital loss carryforwards available to offset future realized capital gains with no expiration date:

	Unlimited	Total
The DFA Short Term Investment Fund	$6,685,263	$6,685,263

During the year ended October 31, 2023, the Fund did not use capital loss carryforwards to offset realized capital gains for federal income tax purposes.

D. FINANCIAL INSTRUMENTS

REPURCHASE AGREEMENTS – The Fund may engage in repurchase agreement (“RA”) transactions with counterparties with creditworthiness and other characteristics deemed appropriate by the Advisor. The Fund, through its custodian, receives delivery of underlying securities collateralizing an RA. Collateral for certain tri-party RAs is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. The counterparty will be required to maintain collateral with a value at least equal, at all times, to the value of the repurchase obligation including interest. RA transactions involve certain risks in the event of default or insolvency of the counterparty. These risks include possible delay or restrictions upon the Fund’s ability to dispose of the collateral and a possible decline in the value of the collateral during the period while the Fund seeks to assert its rights.

RAs permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the RA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the RA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the RA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the RA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty.

E. RELATED PARTY TRANSACTIONS

INVESTMENT MANAGER – Dimensional Fund Advisors LP serves as investment advisor to the Fund. Pursuant to an investment management agreement with the Trust with respect to the Fund (the “Investment Management Agreement”), the Advisor manages the investment and reinvestment of the Fund’s assets. DFA has served as the Fund’s investment advisor since the Fund’s commencement of operations. Pursuant to the terms of the investment management agreement, the Advisor receives a management fee calculated daily and payable monthly from the Fund at an annual rate of 0.05% of the average daily net assets.

FEES PAID TO OFFICERS AND TRUSTEES – Certain Officers and Trustees of the Advisor are also Officers and Trustees of the Trust; however, such Officers and Trustees (with the exception of the Chief Compliance Officer (“CCO”)) receive no compensation from the Trust. Amounts paid to the Trust’s CCO are included on the Statement of Operations within “Other Expenses”.

At October 31, 2023, the following number of shareholders held the approximate percentage of the Fund’s outstanding shares:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
The DFA Short Term Investment Fund	4	30%

14

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

October 31, 2023

F. INTEREST RATE AND CREDIT RISKS

The Fund invests primarily in money market instruments maturing in 397 calendar days or less and which are considered Eligible Securities (as defined in Rule 2a-7 under the 1940 Act). The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. When interest rates are very low, the Fund’s expenses could absorb all or a portion of the Fund’s income and yield. When interest rates fall, certain obligations will be paid off by the obligor more quickly than originally anticipated, and the Fund may have to invest the proceeds in securities with lower yields. Changes in monetary policy made by central banks and/or their governments may affect interest rates.

The Fund is subject to the risk that the Advisor’s security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks

G. LINE OF CREDIT AND INTERFUND LENDING PROGRAM

The Fund, together with other Dimensional-advised portfolios, has entered into a $700 million unsecured line of credit with its custodian bank effective December 28, 2022. A similar line of credit for $700 million was in effect through December 28, 2022. Each Fund is permitted to borrow, subject to its investment limitations, up to a maximum of the lower of one-quarter of such Fund’s net assets or $500 million, as long as total borrowings under the line of credit do not exceed $700 million in the aggregate. Each portfolio is individually, and not jointly, liable for its particular advances under the line of credit. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires on December 27, 2023. There were no borrowings by the Fund under this line of credit during the year ended October 31, 2023.

Pursuant to an exemptive order issued by the SEC (the “Order”), the Fund may participate in an interfund lending program among certain portfolios managed by the Advisor (portfolios that operate as feeder funds do not participate in the program). The program allows the participating portfolios to borrow money from and loan money to each other for temporary or emergency purposes, subject to the conditions in the Order. A loan can only be made through the program if the interfund loan rate on that day is more favorable to both the borrowing and lending portfolios as compared to rates available through short-term bank loans or investments in overnight repurchase agreements and money market funds, respectively, as detailed in the Order. Further, a portfolio may participate in the program only if and to the extent that such participation is consistent with its investment objective and limitations. Interfund loans have a maximum duration of seven days and may be called on one business day’s notice.

For the year ended October 31, 2023, activity by the Fund under the interfund lending program was as follows (amounts in thousands, except percentages and days):

Lender	Weighted Average Loan Balance	Number of Days Outstanding*	Weighted Average Annualized Interest Rate	Interest Income (Expense)
The DFA Short Term Investment Fund	$9,126,192	40	4.83%	$186

*	Number of Days Outstanding represents the total of single or consecutive days during the year ended October 31, 2023, that the Fund’s interfund lending program was used.

H. RECENTLY ISSUED ACCOUNTING STANDARDS

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide

15

THE DFA SHORT TERM INVESTMENT FUND

Notes to Financial Statements – (continued)

October 31, 2023

optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs were effective for certain reference rate-related contract modifications that occurred during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and determined the adoption of these ASUs will not have a material impact on the Fund’s financial statements.

In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Fund’s shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Fund until the 2024 annual shareholder reports, and will have no effect on the Fund’s accounting policies or financial statements.

In July 2023, the SEC adopted rule and form amendments to Rule 2a-7 (the “Rule”) concerning money market funds under the 1940 Act. The amendments increase minimum liquidity requirements for taxable money market funds, remove the ability for money market funds to impose redemption gates, and apply a mandatory liquidity fee framework. Retail and government money market funds are not subject to the liquidity fee framework. The amendments will become effective 60 days after publication in the Federal Register, and such effective date will determine the compliance dates for various provisions of the Rule. As of the date of this report, the amendments have not been published in the Federal Register. Management is currently reviewing the amendments to the Rule to determine if the adoption of the Rule will have a material impact on the financial statements.

I. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date these financials statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

16

THE DFA SHORT TERM INVESTMENT FUND

October 31, 2023

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The DFA Short Term Investment Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The DFA Short Term Investment Fund (one of the funds constituting The DFA Investment Trust Company, referred to hereafter as the “Fund”) as of October 31, 2023, the related statement of operations for the year ended October 31, 2023, the statement of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2023 and the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

17

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information

October 31, 2023 – (Unaudited)

OTHER FEDERAL TAX INFORMATION

For the year ended October 31, 2023, certain distributions paid by the Fund may be subject to a maximum tax rate of 15% as provided by the Jobs and Growth Relief Reconciliation Act of 2003. The Fund intends to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with the 2023 Form 1099-DIV.

During the fiscal year ended October 31, 2023, the percentage of Qualified Interest Income is as follows:

Qualified Interest Income
The DFA Short Term Investment Fund	90.44%

18

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information – (continued)

October 31, 2023 – (Unaudited)

EXPENSE EXAMPLES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports, among others. Operating expenses, legal and audit services, which are deducted from a fund’s gross income, directly reduce the investment return of the fund. A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs, in dollars, of investing in the Fund and to compare these costs with those of other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your fund’s costs in two ways.

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return and “Expenses Paid During Period” reflects the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

Hypothetical Example for Comparison Purposes

This section is intended to help you compare your fund’s costs with those of other mutual funds. The hypothetical “Ending Account Value” and “Expenses Paid During Period” are derived from the fund’s actual expense ratio and an assumed 5% annual return before expenses. In this case, because the return used is not the fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% annual return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs, if applicable. The “Annualized Expense Ratio” represents the actual expenses for the six-month period indicated.

		Beginning Account Value 5/1/23	Ending Account Value 10/31/23	Expenses Paid During Period* 5/1/23 - 10/31/23	Annualized Expense Ratio During Period 5/1/23 - 10/31/23
The DFA Short Term	Actual	$1,000.00	$1,027.30	$0.31	0.06%
Investment Fund	Hypothetical	1,000.00	1,024.90	0.31	0.06

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six- month period (184), then divided by the number of days in the year (365) to reflect the six-month period.

19

THE DFA SHORT TERM INVESTMENT FUND

Supplemental Information – (concluded)

October 31, 2023 – (Unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund and the Trust use in voting proxies relating to securities held in the portfolios is available (1) without charge, upon request, by calling collect: (512) 306-7400 (2) from the Advisor’s website at http://us.dimensional.com; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Advisor votes these proxies is available from the EDGAR database on the SEC’s website at http://www.sec.gov and from the Advisor’s website at http://us.dimensional.com and reflects the twelve-month period beginning July 1st and ending June 30th.

PORTFOLIO HOLDINGS INFORMATION

The SEC requires that all money market funds publish their holdings on a monthly basis on the fund’s website and file a complete Schedule of Investments with the SEC monthly on Form N-MFP. Such Form N-MFP filing must be made within five business days of the end of the month. They are available on the Fund’s website at http://us.dimensional.com/dfa-short-term-investment-fund, or by visiting the SEC’s website at http://www.sec.gov.

20

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2023 – (Unaudited)

FUND MANAGEMENT

(UNAUDITED)

Trustees/Directors

Each Board of Trustees/Directors (each, the “Board” and collectively, the “Boards”) of The DFA Investment Trust Company (“DFAITC”), DFA Investment Dimensions Group Inc. (“DFAIDG”), Dimensional Investment Group Inc. (“DIG”), Dimensional ETF Trust (“ETF Trust”), and Dimensional Emerging Markets Value Fund (“DEM”) (each, the “Fund” and collectively, the “Funds”) is responsible for establishing the Funds’ policies and for overseeing the management of the Funds. The Trustees/ Directors of the Funds, including all of the disinterested Trustees/Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between portfolios of the Funds (the “Feeder Portfolios”) that invest in certain series of DFAITC or DEM (the “Master Funds”).

Each Board has four standing committees, an Audit Committee, a Nominating and Governance Committee (the “Nominating Committee”), a Mutual Funds-ETF Relations Committee, and an Investment Strategy Committee (the “Strategy Committee”). The Audit Committee is composed of Reena Aggarwal, George M. Constantinides, Francis A. Longstaff, Abbie J. Smith and Ingrid M. Werner. Each member of the Audit Committee is a disinterested Trustee/Director. The Audit Committee oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of each Fund’s independent registered certified public accounting firm and acts as a liaison between the Fund’s independent registered certified public accounting firm and the full Board. There were three Audit Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Nominating Committee is composed of Reena Aggarwal, George M. Constantinides, Douglas W. Diamond, Francis A. Longstaff, and Heather E. Tookes. Each member of the Nominating Committee is a disinterested Trustee/Director. The Nominating Committee for each Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full Board. The Nominating Committee works closely with other disinterested Trustees to evaluate a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee also periodically reviews the Board governance practices, policies, procedures, and operations; reviews the membership of each committee of the Board; reviews and makes recommendations regarding the Independent Trustees’ compensation; oversees the annual self-assessment of the Board and each committee; considers and recommends to the Board, the selection of “independent legal counsel” (as that term is defined in the 1940 Act); and monitors and considers corporate governance issues that may arise from time to time. There were three Nominating Committee meetings held during the fiscal year ended October 31, 2023.

Each Board’s Strategy Committee is composed of Gerard K. O’Reilly, Douglas W. Diamond, Darrell Duffie, and Heather E. Tookes. The Strategy Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance. At the request of the Board or the Advisor, the Strategy Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing portfolios of the Funds and discusses and recommends possible enhancements to the portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each portfolio, and (iv) considers issues relating to investment services for each portfolio of the Fund. There were four Strategy Committee meetings held during the fiscal year ended October 31, 2023.

The Mutual Funds-ETF Relations Committee is comprised of George M. Constantinides, Darrell Duffie, and Ingrid M. Werner. At the request of the Board, the Mutual Funds-ETF Relations Committee (i) reviews any

21

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2023 – (Unaudited)

newly-proposed expenses to be borne by the ETFs in Dimensional ETF Trust (“Dimensional ETFs”), portfolios in the DFA mutual fund complex (“Fund Complex”) or changes to the existing expense allocations among the Dimensional ETFs, portfolios in the Fund Complex, and the Advisor, (ii) considers any conflicts of interest that may arise in the operations of the Dimensional ETFs and the portfolios in the Fund Complex, (iii) reviews and considers relevant information relating to the operations of the Dimensional ETFs, and (iv) considers asset flows and performance differences between the similarly managed mutual funds and ETFs of the Funds. There were two Mutual Funds-ETF Relations Committee meetings held for the Trust during the fiscal year ended October 31, 2023.

Certain biographical information for each disinterested Trustee/Director and interested Trustee/Director of the Funds is set forth in the tables below, including a description of each Trustee/Director’s experience as a Trustee/ Director of the Funds and as a Director or Trustee of other funds, as well as other recent professional experience.

The statements of additional information (together, “SAI”) of the Funds include additional information about each Trustee/Director. You may obtain copies of the SAI and prospectus of each Fund advised by Dimensional Fund Advisors LP by calling collect (512) 306-7400 or by mailing a request to Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746. Prospectuses are also available at http://us.dimensional.com.

22

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2023 – (Unaudited)

Disinterested Directors/Trustees

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Reena Aggarwal c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1957	Director/ Trustee	Since December 2021	Robert E. McDonough Professor of Business Administration and Finance, McDonough School of Business, Georgetown University (since 2003); Director, Georgetown Center for Financial Markets and Policy (since 2010); and Vice Provost of Faculty (2016-2020), Georgetown University.	157 portfolios in 5 investment companies

Director, Cohen & Steers (asset management firm) (since 2017) and Director, Nuveen Churchill Direct Lending (private business development company) (since 2019). Formerly, Director, New York Life Investment Management IndexIQ (2008- 2021) (22 funds); Director, REAN Cloud (technology) (2015-2018); Director, FBR & Co. (investment banking) (2011- 2017); and Director, Brightwood Capital Advisors, L.P. (private equity) (2013-

2020).

George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1947	Director/ Trustee	DFAIDG – Since 1983; DIG & DEM- Since 1993; DFAITC – Since 1992; ETF Trust – Since 2020	Leo Melamed Professor of Finance, University of Chicago Booth School of Business (since 1978).	157 portfolios in 5 investment companies	None

23

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2023 – (Unaudited)

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Douglas W. Diamond c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2017; ETF Trust – Since 2020	Merton H. Miller Distinguished Service Professor of Finance, University of Chicago Booth School of Business (since 1979). Formerly, Visiting Scholar, Federal Reserve Bank of Richmond (1990-2019).	157 portfolios in 5 investment companies	None

Darrell Duffie c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1954	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020	Adams Distinguished Professor of Management and Professor of Finance, Stanford University (since 1984) and Director, TNB Inc. (bank) (since 2020).	157 portfolios in 5 investment companies	Formerly, Director, Moody’s Corporation (financial information and information technology) (2008- 2018).

Francis A. Longstaff c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1956	Director/ Trustee	Since December 2021	Allstate Professor of Insurance and Finance, UCLA, Anderson School of Management; Consultant, NERA Economic Consulting (since 2018); Consultant, Charles River Associates (economic consulting firm) (since 2013); Consultant, Simplex Holdings, Inc. (technology firm) (since 1998); and Expert Witness, Analysis Group (economic consulting firm) (since 2012).	157 portfolios in 5 investment companies	None

Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 1953	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2000; ETF Trust – Since 2020	Boris and Irene Stern Distinguished Service Professor of Accounting and James S. Ely, III Faculty Fellow, University of Chicago Booth School of Business (since 1980).	157 portfolios in 5 investment companies

Director (since

2000) and

formerly, Lead

Director (2014-

2017), HNI

Corporation (office furniture);

Director, Ryder

System Inc.

(transportation,

logistics and

supply-chain

management)

(since 2003); and Trustee, UBS

Funds (2 investment companies within the fund complex) (13 portfolios)

(since 2009).

Heather E. Tookes Yale School of Management 165 Whitney Avenue New Haven, CT 06511 1974	Director/ Trustee	Since December 2021	Professor of Finance, Yale School of Management (since 2004).	157 portfolios in 5 investment companies

Director, Payoneer Inc. (digital payments) (since 2021); Director, Ariel Investments LLC (since 2017); and Director, Community Foundation of Greater New

Haven (community foundation and grant-making) (since 2022).

Formerly, Director, KCG Holdings (trading company) (January 2017-July

2017).

24

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2023 – (Unaudited)

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
Ingrid M. Werner c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 1961	Director/ Trustee	DFAIDG, DIG, DEM & DFAITC - Since 2019; ETF Trust – Since 2020

Martin and Andrew Murrer Professor of Finance, Fisher College of Business, The Ohio State University (since 1998). Adjunct Member, the Prize Committee for the Swedish Riksbank Prize in Economic Sciences in Memory of Alfred Nobel (annual award for significant scientific research contribution) (since 2018). Director, American Finance Association (global association of academic researchers and practitioners in finance) (since January 2019). Member, Scientific Board, Leibniz Institute for Financial Research (institute supporting academic research in finance) (since 2020). Chair, Economic Advisory Committee, FINRA (since 2017). Chairman, Scientific Advisory Board, Swedish House of Finance (institute supporting academic research in finance) (since 2014). Member, Scientific Board, Danish Finance Institute (institute supporting academic research in finance) (since 2017). Fellow, Center for Analytical Finance (academic research) (since 2015). Associate Editor, Journal of Finance (since 2016). Formerly, President, Western Finance Association (global association of academic researchers and practitioners in finance) (2018-2019). Formerly, Member, Academic Board, Mistra Financial Systems (organization funding academic research on environment, governance and climate/sustainability in finance) (2016-2021).

				157 portfolios in 5 investment companies	Director, Fourth Swedish AP Fund (pension fund asset management) (since 2017).

25

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2023 – (Unaudited)

Interested Directors/Trustees

The following interested Directors are described as such because each is deemed to be an “interested person,” as that term is defined under the 1940 Act, due to his position with the Advisor.

Name, Address and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David P. Butler c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1964	Director Co-Chief Executive Officer	Director since December 2021 Co-Chief Executive Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)

Co-Chief Executive Officer of Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”), The DFA Investment Trust Company (“DFAITC”), Dimensional Holdings Inc., Dimensional Fund Advisors LP, Dimensional Investment LLC, and DFA Securities LLC (collectively with DEM, DFAIDG, DIG and DFAITC, the “DFA Entities”) (since 2017), DFA Canada LLC (since 2018), Dimensional Holdings LLC (since 2017), and Dimensional ETF Trust (since 2020); Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Director (since 2017) of Dimensional Holdings Inc., Dimensional Fund Advisors Canada ULC, Dimensional Japan Ltd., Dimensional Advisors Ltd., Dimensional Fund Advisors Ltd., and DFA Australia Limited; Director and Co-Chief Executive Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Chief Executive Officer of Dimensional Fund Advisors Canada ULC (since 2018); Head of Global Financial Advisor Services for Dimensional Fund Advisors LP (since 2007) and Dimensional Investment LLC (since 2017); Formerly, Vice President (2007 – 2017) of all the DFA Entities; Formerly, Head of Global Advisor Services for Dimensional

Investment LLC (2011-2017).

				157 portfolios in 5 investment companies	None

Gerard K. O’Reilly c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One, Austin, TX 78746 1976	Chairman and Director Co-Chief Executive Officer and Chief Investment Officer	Chairman and Director since December 2021 Co-Chief Executive Officer and Chief Investment Officer since 2017 (DFAIDG, DIG, DEM & DFAITC); 2020 (ETF Trust)

Co-Chief Executive Officer and Chief Investment Officer of the DFA Entities (since 2017) and Dimensional ETF Trust (since 2020); Co-Chief Executive Officer of Dimensional Canada LLC (since 2018); Chief Investment Officer of Dimensional Fund Advisors Canada ULC (since 2017); Director, Chief Investment Officer (since 2017) and Vice President (since 2014) of DFA Australia Limited; Chief Investment Officer (since 2018) and Vice President (since 2016) of Dimensional Japan Ltd.; Director, Co-Chief Executive Officer and Chief Investment Officer (since 2017) of Dimensional Cayman Commodity Fund I Ltd.; Director of Dimensional Funds plc (since 2014), Dimensional Fund II plc (since 2014), Dimensional Holdings Inc. (since 2017), Dimensional Advisors Ltd. (since 2017), and Dimensional Ireland Limited (since 2018).

Formerly, Executive Vice President (2017) and Co-Chief Investment Officer (2014 – 2017) of the DFA Entities; Formerly, Vice President (2007 – 2017) of the DFA Entities; Formerly, Vice President and Co-Chief Investment Officer (2014 – 2017) of Dimensional Fund Advisors Canada ULC. Formerly, Director of Dimensional Fund Advisors Pte. Ltd. (2017-2018) and Dimensional

Fund Advisors Ltd. (2018-2021).

				157 portfolios in 5 investment companies	None

[1]	Each Director/Trustee holds office for an indefinite term until his or her successor is elected and qualified.

26

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2023 – (Unaudited)

[2]

Each Director/Trustee is a director or trustee of each of the five registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; DEM; and Dimensional ETF Trust. Each disinterested Director/Trustee also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Officers

Below is the name, year of birth, information regarding positions with the Funds and the principal occupation for each officer of the Funds. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the DFA Entities.

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Valerie A. Brown 1967	Vice President and Assistant Secretary	Since 2001

Vice President and Assistant Secretary of

•  all the DFA Entities (since 2001)

•  DFA Australia Limited (since 2002)

•  Dimensional Fund Advisors Ltd. (since 2002)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

•  Dimensional ETF Trust (since 2020)

Director, Vice President and Assistant Secretary (since 2003) of

•  Dimensional Fund Advisors Canada ULC

Ryan P. Buechner 1982	Vice President and Assistant Secretary	Since 2019

Vice President and Assistant Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2019)

•  Dimensional ETF Trust (since 2020)

Vice President (since January 2018) of

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

27

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2023 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Stephen A. Clark 1972	Executive Vice President	Since 2017

Executive Vice President of

•  all the DFA Entities (since 2017)

•  Dimensional ETF Trust (since 2020)

Director and Vice President (since 2016) of

•  Dimensional Japan Ltd.

Chairman (since 2018) of

•  Dimensional Fund Advisors Canada ULC

President and Director (since 2016) of

•  Dimensional Fund Advisors Canada ULC

Vice President (since 2008) and Director (since 2016) of

•  DFA Australia Limited

Director (since 2016) of

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Hong Kong Limited

Vice President of

•  Dimensional Advisors Ltd. (since 2016)

•  Dimensional Hong Kong Limited (since 2016)

•  Dimensional Fund Advisors Pte. Ltd. (since 2019)

Formerly, Director (2016-2021) of

•  Dimensional Fund Advisors Ltd.

Formerly, Vice President (2004 – 2017) of

•  all the DFA Entities

Formerly, Vice President (2010 – 2016) of

•  Dimensional Fund Advisors Canada ULC

Formerly, Vice President (2016-2019) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Interim Chief Executive Officer (2019-2020) of

•  Dimensional Fund Advisors Pte. Ltd.

Formerly, Head of Institutional, North America (2012 – 2013) and Head of Global Institutional Services (2014-2018) for

•  Dimensional Fund Advisors LP

Lisa M. Dallmer 1972	Chief Operating Officer	Since June 2021

Chief Operating Officer (since June 2021) of

•  the DFA Fund Complex

Executive Vice President (since January 2020)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Chief Operating Officer (since December 2019)

•  Dimensional Holdings Inc.

•  Dimensional Fund Advisors LP

•  Dimensional Investment LLC

•  DFA Securities LLC

Vice President (since 2020) of

•  DFA Australia Limited

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Ireland Limited

•  Dimensional Japan Ltd.

Formerly, Vice President, Chief Financial Officer, and Treasurer (June 2020-

28

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2023 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

June 2021) of

•  the DFA Fund Complex

Formerly, Senior Vice President, Business Operations (March 2019 – October 2019) at

•  Delphix Inc.

Formerly, Chief Operating Officer Global Technology & Operations, Managing Director (2014 – 2018) of

•  BlackRock Inc.

Bernard J. Grzelak 1971	Vice President	Since June 2021

Vice President (since June 2021) of

•  the DFA Fund Complex

Vice President, Chief Financial Officer and Treasurer (since September 2020) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Canada ULC

•  DFA Securities LLC

•  Dimensional Advisors Ltd.

•  Dimensional Fund Advisors LP

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Pte. Ltd.

•  Dimensional Holdings Inc.

•  Dimensional Hong Kong Limited

•  Dimensional Investment LLC

Vice President (since March 2021) of

•  Dimensional Ireland Limited

Formerly, Partner (2008 – 2020), Chief Operating Officer, Global Funds and Risk (2018 – 2020), Chief Operations Officer (2016 – 2018), and Director of Fund Administration (2003 – 2016) of

•  Lord Abbett & Co. LLC

Formerly, Chief Financial Officer (2017 — 2020), and Treasurer (2003 – 2017) of

•  Lord Abbett Family of Funds

Eric Hall 1978	Vice President and Assistant Treasurer	Since June 2021

Vice President and Assistant Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Data Integrity Team Lead (December 2019 – April 2021) of

•  Clearwater Analytics

Formerly, Assistant Vice President and Assistant Treasurer (March 2015 – November 2019) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Jeff J. Jeon 1973	Vice President	Since 2004

Vice President (since 2004) of

•  all the DFA Entities

Vice President (since 2020) of

•  Dimensional ETF Trust

Vice President and Assistant Secretary (since 2010) of

•  Dimensional Cayman Commodity Fund I Ltd.

Formerly, Assistant Secretary (2017-2019) of

•  all the DFA Entities

Joy Lopez 1971	Vice President and Assistant Treasurer	Vice President since 2015 and Assistant Treasurer since 2017

Vice President of

•  all the DFA Entities (since 2015)

•  Dimensional Fund Advisors Ltd. (since 2015)

•  Dimensional ETF Trust (since 2020)

•  DFA Australia Limited (since 2020)

•  Dimensional Fund Advisors Canada ULC (since 2020)

•  Dimensional Ireland Limited (since 2020)

Assistant Treasurer of

29

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2023 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
• DFAIDG, DIG, DFAITC and DEM (since 2017) • Dimensional ETF Trust (since 2020)

Kenneth M. Manell 1972	Vice President	Since 2010	Vice President of • all the DFA Entities (since 2010) • Dimensional Cayman Commodity Fund I Ltd. (since 2010) • Dimensional ETF Trust (since 2020)

Jan Miller 1963	Vice President, Chief Financial Officer, and Treasurer	Since June 2021

Vice President, Chief Financial Officer, and Treasurer (since June 2021) of

•  the DFA Fund Complex

Formerly, Director (May 2019 – January 2021) at

•  INVESCO, U.S. (formerly, OppenheimerFunds, Inc.)

Formerly, Vice President and Assistant Treasurer (September 2012 – May 2019) at

•  OppenheimerFunds, Inc.

Catherine L. Newell 1964	President and General Counsel	President since 2017 and General Counsel since 2001

President of

•  DFAIDG, DIG, DFAITC and DEM (since 2017)

•  Dimensional ETF Trust (since 2020)

General Counsel of

•  all the DFA Entities (since 2001)

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc (since 2006)

•  Dimensional Investment LLC (since 2009)

•  DFA Canada LLC (since 2009)

•  Dimensional ETF Trust (since 2020)

Executive Vice President (since 2017) of

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  DFA Securities LLC

•  Dimensional Investment LLC

Secretary of

•  Dimensional Fund Advisors LP (since 2006)

•  Dimensional Holdings Inc. (since 2006)

•  DFA Securities LLC (since 2006)

•  Dimensional Investment LLC (since 2009)

Vice President (since 1997) and Secretary (since 2002) of

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

Vice President and Secretary of

•  Dimensional Fund Advisors Canada ULC (since 2003)

•  DFA Canada LLC (since 2009)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd (since 2014)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

Vice President and Assistant Secretary (since 2012) of

•  Dimensional Hong Kong Limited

Director of

•  Dimensional Australia Limited (since 2007)

•  Dimensional Funds plc (since 2002)

•  Dimensional Funds II plc (since 2006)

•  Director of Dimensional Japan Ltd. (since 2012)

•  Dimensional Advisors Ltd. (since 2012)

•  Dimensional Fund Advisors Pte. Ltd. (since 2012)

•  Dimensional Hong Kong Limited (since 2012)

30

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (continued)

October 31, 2023 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•  Dimensional Ireland Limited (since 2018)

Formerly, Vice President and Secretary (2010 – 2014) of

•  Dimensional SmartNest (US) LLC

Formerly, Vice President (1997 – 2017) and Secretary (2000 – 2017) of

•  DFAIDG, DIG, DFAITC and DEM

Formerly, Vice President of

•  Dimensional Fund Advisors LP (1997 – 2017)

•  Dimensional Holdings Inc. (2006 – 2017)

•  DFA Securities LLC (1997 – 2017)

•  Dimensional Investment LLC (2009 – 2017)

Formerly, Director (2002 – 2021) of

•  Dimensional Fund Advisors Ltd.

Selwyn J. Notelovitz 1961	Vice President	Since September 2021

Vice President (since September 2021) of

•  the DFA Fund Complex

Vice President (since December 2012) and Chief Compliance Officer (since July 2020) of

•  DFA Securities LLC

•  Dimensional Fund Advisors LP

•  Dimensional Holdings Inc.

•  Dimensional Investment LLC

Chief Compliance Officer (since July 2020) of:

•  DFA Australia Limited

•  Dimensional Fund Advisors Ltd.

•  Dimensional Fund Advisors Canada ULC

Formerly, Deputy Chief Compliance Officer (2013-2020) of: • DFA Fund Complex • DFA Securities LLC • Dimensional Fund Advisors LP • Dimensional Holdings Inc. • Dimensional Investment LLC
Formerly, Vice President (2013-2020) of: • DFA Fund Complex Formerly, Director (2019-2021) of: • Dimensional Ireland Limited

Carolyn L. O 1974	Vice President and Secretary	Vice President since 2010 and Secretary since 2017

Vice President and Secretary of

•  DFAIDG, DIG, DFAITC and DEM (since 2010 and 2017, respectively)

•  Dimensional ETF Trust (since 2020)

Vice President (since 2010) and Assistant Secretary (since 2016) of

• Dimensional Fund Advisors LP • Dimensional Holdings Inc. • Dimensional Investment LLC

Vice President of

•  DFA Securities LLC (since 2010)

•  Dimensional Cayman Commodity Fund I Ltd. (since 2010)

•  Dimensional Fund Advisors Canada ULC (since 2016)

Assistant Secretary (since 2016) of

•  DFA Securities LLC

Randy C. Olson 1980	Chief Compliance Officer	Since 2020	Chief Compliance Officer (since 2020) • the DFA Fund Complex • Vice President (since 2016) of • DFA Securities LLC • Dimensional Fund Advisors LP • Dimensional Holdings Inc.

31

THE DFA SHORT TERM INVESTMENT FUND

Fund Management – (concluded)

October 31, 2023 – (Unaudited)

Name and Year of Birth	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years

•   Dimensional Investment LLC

Formerly, Vice President – Senior Compliance Officer

•   Dimensional Investment Advisors LP (January 2020 – August 2020 and July 2014 – March 2017)

Formerly, Vice President – Head of Compliance & Operations Asia Ex-Japan

•   Dimensional Investment Advisors LP (April 2017 – January 2020)

James J. Taylor 1983	Vice President and Assistant Treasurer	Since 2020

Vice President and Assistant Treasurer (since 2020) of

•   the DFA Fund Complex

Vice President

•   Dimensional Holdings Inc. (since 2016)

•   Dimensional Fund Advisors LP (since 2016)

•   Dimensional Investment LLC (since 2016)

•   DFA Securities LLC (since 2016)

•   Dimensional Fund Advisors Canada ULC (since 2020)

[1]	Each officer holds office for an indefinite term at the pleasure of the Board of Directors and until his or her successor is elected and qualified.

32

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted, as of the end of the period covered by this Form N-CSR (the “Report”), a code of ethics that applies to the Registrant’s Co-Principal Executive Officers and Principal Financial Officer (the “Code of Business Ethics”). The Registrant has not made any substantive amendments to the Code of Business Ethics during the period covered by this Report. The Registrant also has not granted any waiver from any provisions of the Code of Business Ethics during the period covered by this Report. A copy of the Code of Business Ethics is filed as an exhibit to this Report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Abbie J. Smith possesses the technical attributes to qualify as an “audit committee financial expert” serving on the Registrant’s Audit Committee and has designated Ms. Smith as the “audit committee financial expert.” Ms. Smith earned a Ph.D. in Accounting, and has taught Accounting at the graduate level since 1980. Ms. Smith’s education and career have provided her with an understanding of generally accepted accounting principles and financial statements; the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; and experience preparing, analyzing and evaluating financial statements that present a breadth and level of complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements. In addition, Ms. Smith has served on the boards of directors and audit committees of entities other than the Registrant. Ms. Smith is independent under the standards set forth in Item 3 of Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees

Fiscal Year Ended October 31, 2023: $351,585

Fiscal Year Ended October 31, 2022: $424,084

(b)	Audit-Related Fees

Fees for Registrant –      Fiscal Year Ended October 31, 2023: $27,836

Fiscal Year Ended October 31, 2022: $34,300

For fiscal years ended October 31, 2023 and October 31, 2022, Audit-Related Fees included fees for services related to limited procedures performed in connection with the production of the Registrant’s semi-annual financial statements.

Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X

Fiscal Year Ended October 31, 2023: $235,000

Fiscal Year Ended October 31, 2022: $225,000

For the fiscal years ended October 31, 2023 and October 31, 2022, Audit-Related Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X included fees for services rendered in connection with the issuance of a Type II SSAE 16 over controls at the Registrant’s investment adviser.

(c)	Tax Fees

Fees for Registrant –      Fiscal Year Ended October 31, 2023: $3,670

Fiscal Year Ended October 31, 2022: $3,495

For the fiscal years ended October 31, 2023 and October 31, 2022, Tax Fees included, fees for tax services in connection with the Registrant’s excise tax calculations, review of the Registrant’s applicable tax returns and review of the Registrant’s tax equalization calculations.

There were no Tax Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(d)	All Other Fees

Fees for Registrant –      Fiscal Year Ended October 31, 2023: $0

Fiscal Year Ended October 31, 2022: $0

There were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X during the fiscal years indicated above.

(e)(1)	Audit Committee’s Pre-Approval Policies and Procedures

Pre-Approval Policies and Procedures

as adopted by the

Audit Committees

of

DFA Investment Dimensions Group Inc.

Dimensional Emerging Markets Value Fund

Dimensional Investment Group Inc.

The DFA Investment Trust Company

(together, the “Funds”)

The Sarbanes-Oxley Act of 2002 (the “Act”) and the rules (the “Rules”) adopted by the U.S. Securities and Exchange Commission (the “SEC”) require that the Funds’ Audit Committees (together, the “Committee”) pre-approve all audit services and non-audit services provided to the Funds by their independent registered public accounting firm (the “Auditor”). The Act and the Rules also require that the Committee pre-approve all non-audit services provided by the Auditor to Dimensional Fund Advisors LP (“Dimensional”), the Funds’ investment advisor, and to affiliates of Dimensional that provide ongoing services to the Funds (with Dimensional, together the “Service Affiliates”) if the services directly impact the Funds’ operations and financial reporting.

The following policies and procedures govern the ways in which the Committee will pre-approve audit and various types of non-audit services that the Auditor provides to the Funds and to Service Affiliates. These policies and procedures do not apply in the case of audit services that the Auditor provides to Service Affiliates, nor do they apply to services that an audit firm other than the Auditor provides to such entities.

These policies and procedures comply with the requirements for pre-approval, but also provide mechanisms by which management of the Funds may request and secure pre-approval of audit and non-audit services in an orderly manner with minimal disruption to normal business operations. Pre-approval of non-audit services may be achieved through a combination of the procedures described in Sections C and D below.

A.	General

1.	The Committee must pre-approve all audit services and non-audit services that the Auditor provides to the Funds.

2.

The Committee must pre-approve any engagement of the Auditor to provide non-audit services to any Service Affiliate during the period of the Auditor’s engagement to provide audit services to the Funds, if the non-audit services to the Service Affiliate directly impact the Funds’ operations and financial reporting.

B.	Pre-Approval of Audit Services to the Funds

1.

The Committee shall approve the engagement of an independent registered public accounting firm to certify the Funds’ financial statements for each fiscal year (the “Engagement”). The approval of the Engagement shall not be delegated to a Designated Member (as that term is defined in Section D below). In approving the Engagement, the Committee shall obtain, review and consider sufficient information concerning the proposed Auditor to enable the Committee to make a reasonable evaluation of the Auditor’s qualifications and independence. The Committee also shall consider the Auditor’s proposed fees for the Engagement, in light of the scope and nature of the audit services that the Funds will receive.

2.

The Committee shall report to the Boards of Directors/Trustees of the Funds (together, the “Board”) regarding its approval of the Engagement and of the proposed fees for the Engagement, and the basis for such approval.

3.

Unless otherwise in accordance with applicable law, the Engagement, in any event, shall require that the Auditor be selected by the vote, cast in person, of a majority of the members of the Board who are not “interested persons” of the Funds (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) (the “Independent Directors”).

C.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—by Types of Services

1.	The Committee may pre-approve types of non-audit services (including tax services) to the Funds and their Service Affiliates pursuant to this Section C.

2.

Annually, at such time as the Committee considers the Engagement of the Auditor, management of the Funds, in consultation with the Auditor, shall provide to the Committee, for its consideration and action, the following: (a) a list of those types of non-audit services, if any, that the Funds may request from the Auditor during the fiscal year; and (b) a list of those types of non-audit services directly impacting the Funds’ operations and financial reporting that Service Affiliates may request from the Auditor during the fiscal year.

3.

The lists submitted to the Committee shall describe the types of non-audit services in reasonable detail (which may include a range of tax services) and shall include an estimated budget (or budgeted range) of fees, where possible, and such other information as the Committee may request. If management and the Auditor desire the Committee to preapprove the furnishing of a range of tax services, the Auditor shall provide an estimated range of fees for such tax services for the consideration and approval by the Committee.

4.

The Committee’s pre-approval of the types of non-audit services submitted pursuant to this Section C shall constitute authorization for management of the Funds to utilize the Auditor for the types of non-audit services so pre-approved, if needed or desired during the fiscal year.

5.

A list of the types of non-audit services pre-approved by the Committee pursuant to this Section C will be distributed to management of the Service Affiliates and the appropriate partners of the Auditor. Periodically, the Auditor will discuss with the Committee those non-audit services that have been or are being provided pursuant to this Section C.

D.	Pre-Approval of Non-Audit Services to the Funds and to Service Affiliates—Project-by-Project Basis

1.	The Committee also may pre-approve non-audit services on a project-by-project basis pursuant to this Section D.

2.

Management of the Funds, in consultation with the Auditor, may submit either to the Committee or to the Designated Member, as provided in this Section D, for their consideration and action, a pre-approval request identifying one or more non-audit service projects. The request so submitted shall describe the project(s) in reasonable detail and shall include an estimated budget (or budgeted range) of fees and such other information as the Committee or the Designated Member, as appropriate, shall request.

3.

The Committee, from time to time, shall designate one or more of its members who are Independent Directors (each a “Designated Member”) to consider, on the Committee’s behalf, any non-audit services, whether to the Funds or to any Service Affiliate, that have not been pre-approved by the Committee. The Designated Member also shall review, on the Committee’s behalf, any proposed material change in the nature or extent of any non-audit services previously approved. The Funds’ management, in consultation with the Auditor, shall explain why such non-audit services or material change in non-audit services are necessary and appropriate and the anticipated costs thereof.

4.	The Designated Member will review the requested non-audit services or proposed material change in such services and will either:

(a)	pre-approve, pre-approve subject to conditions, or disapprove any such requested services, or any proposed material change in services, whether to the Funds or to a Service Affiliate; or

(b)	refer such matter to the full Committee for its consideration and action.

In considering any requested non-audit services or proposed material change in such services, the Designated Member’s authority shall be limited to approving non-audit services or proposed material changes that do not exceed $10,000 in value.

5.

The Designated Member’s pre-approval (or pre-approval subject to conditions) of the requested non-audit services or proposed material change in services pursuant to this Section D shall constitute authorization for the management of the Funds or the Service Affiliate, as the case may be, to utilize the Auditor for the non-audit services so pre-approved. Any action by the Designated Member in approving a requested non-audit service shall be presented for ratification by the Committee not later than at its next scheduled meeting. If the Designated Member does not approve the Auditor providing the requested non-audit service, the matter may be presented to the full Committee for its consideration and action.

E.	Amendment; Annual Review

1.	The Committee may amend these procedures from time to time.

2.	These procedures shall be reviewed annually by the Committee.

F.	Recordkeeping

1.	The Funds shall maintain a written record of all decisions made by the Committee or by a Designated Member pursuant to these procedures, together with appropriate supporting materials.

2.

In connection with the approval of any non-audit service pursuant to the de minimis exception provided in the Rules, a record shall be made indicating that each of the conditions for this exception, as set forth in the Rules, has been satisfied.

3.

A copy of these Procedures (and of any amendments to these Procedures) shall be maintained and preserved permanently in an easily accessible place. The written records referred to in paragraphs 1 and 2 of this Section F shall be maintained and preserved for six years from the end of the fiscal year in which the actions recorded were taken, for at least the first two years in an easily accessible location.

(e)(2)	The fees disclosed in Items 4(b), 4(c) or 4(d) were approved by the Registrant’s Audit Committee but not pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended October 31, 2023 that were attributed to work performed by persons other than the principal accountant’s full time, permanent employees was not greater than 50%.

(g)	Aggregate Non-Audit Fees

Fiscal Year Ended October 31, 2023: $2,183,756

Fiscal Year Ended October 31, 2022: $1,680,200

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

This item is not applicable to the Registrant because it is not a listed issuer.

ITEM 6.	INVESTMENTS.

(a) Please see the schedules of investments contained in the reports to stockholders included under Item 1 of this Report except as discussed below. Provided below is a complete schedule of investments for each series of the Registrant that provided a summary schedule of portfolio holdings in a report to stockholders included under Item 1 in lieu of a complete schedule of investments. The schedules of investments for the following series are provided below:

Name of Entity for which Schedule of Investments is Provided

The U.S. Large Cap Value Series

The DFA International Value Series

The Japanese Small Company Series

The Asia Pacific Small Company Series

The United Kingdom Small Company Series

The Continental Small Company Series

The Canadian Small Company Series

The Emerging Markets Series

The Emerging Markets Small Cap Series

THE U.S. LARGE CAP VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (7.8%)
	AT&T, Inc.	15,690,173	$241,628,664
*	Charter Communications, Inc., Class A	796	320,629
	Comcast Corp., Class A	12,265,715	506,451,372
	Electronic Arts, Inc.	265,395	32,853,247
#	Fox Corp., Class A	1,063,792	32,328,639
	Fox Corp., Class B	408,938	11,413,460
* »	GCI Liberty, Inc.	59,566	53,874
	Interpublic Group of Cos., Inc.	1,002,061	28,458,532
*	Liberty Broadband Corp., Class A	27,366	2,280,135
*	Liberty Broadband Corp., Class C	210,815	17,562,998
	Liberty Media Corp.-Liberty Formula One, Class A	39,281	2,260,621
*	Liberty Media Corp.-Liberty Formula One, Class C	85,292	5,517,539
	Liberty Media Corp.-Liberty Live, Class A	21,632	675,784
# *	Liberty Media Corp.-Liberty Live, Class C	55,630	1,772,928
	Liberty Media Corp.-Liberty SiriusXM, Class A	92,006	2,253,227
*	Liberty Media Corp.-Liberty SiriusXM, Class C	314,252	7,714,887
*	Meta Platforms, Inc., Class A	1,308,997	394,361,526
	News Corp., Class A	636,251	13,157,671
#	News Corp., Class B	64,856	1,390,513
# *	Sphere Entertainment Co.	8,266	272,034
*	Take-Two Interactive Software, Inc.	201,232	26,914,780
*	T-Mobile U.S., Inc.	1,545,488	222,333,904
	Verizon Communications, Inc.	9,824,027	345,118,068
*	Walt Disney Co.	272,683	22,248,206
*	Warner Bros Discovery, Inc.	1,363,412	13,552,315

TOTAL COMMUNICATION SERVICES			1,932,895,553

CONSUMER DISCRETIONARY — (5.4%)
*	Aptiv PLC	777,546	67,802,011
	Aramark	869,099	23,404,836
	Autoliv, Inc.	193,986	17,778,817
	BorgWarner, Inc.	1,102,997	40,700,589
# *	CarMax, Inc.	422,292	25,797,818
# *	Carnival Corp.	936,395	10,731,087
#	Dick’s Sporting Goods, Inc.	21,473	2,296,537
	DR Horton, Inc.	2,309,180	241,078,392
	eBay, Inc.	1,517,175	59,518,775
	Ford Motor Co.	8,696,546	84,791,324
	Garmin Ltd.	548,216	56,208,586
	General Motors Co.	4,264,358	120,254,896
	Gentex Corp.	861,186	24,698,814
	Genuine Parts Co.	23,365	3,010,814
#	Hyatt Hotels Corp., Class A	133,345	13,659,862
	Lear Corp.	212,416	27,563,100
	Lennar Corp., Class A	1,157,184	123,448,389
#	Lennar Corp., Class B	37,985	3,745,701
#	Lithia Motors, Inc.	1,494	361,862
	LKQ Corp.	1,699,192	74,628,513
	MGM Resorts International	1,454,296	50,784,016
*	Mohawk Industries, Inc.	4,405	354,074
*	NVR, Inc.	1,684	9,114,852
#	Penske Automotive Group, Inc.	104,673	14,976,613
	Phinia, Inc.	107,967	2,794,186
	PulteGroup, Inc.	1,956,203	143,956,979
#	Ralph Lauren Corp.	161,933	18,222,321

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
# *	Rivian Automotive, Inc., Class A	486,887	$7,897,307
*	Royal Caribbean Cruises Ltd.	377,671	32,000,064
	Tapestry, Inc.	296,809	8,180,056
#	VF Corp.	370	5,450
#	Whirlpool Corp.	336,791	35,214,867

TOTAL CONSUMER DISCRETIONARY			1,344,981,508

CONSUMER STAPLES — (4.0%)
	Archer-Daniels-Midland Co.	1,168,931	83,660,392
*	BellRing Brands, Inc.	100,936	4,413,931
	Bunge Ltd.	609,659	64,611,661
	Campbell Soup Co.	292,636	11,825,421
	Casey’s General Stores, Inc.	8,429	2,291,929
	Conagra Brands, Inc.	565,530	15,472,901
	Constellation Brands, Inc., Class A	220,310	51,585,587
# *	Coty, Inc., Class A	255,459	2,393,651
*	Darling Ingredients, Inc.	375,248	16,619,734
*	Dollar Tree, Inc.	633,171	70,338,966
	General Mills, Inc.	1,966,785	128,313,053
#	Hormel Foods Corp.	651,465	21,205,186
	J M Smucker Co.	596,633	67,920,701
	Keurig Dr Pepper, Inc.	318,094	9,647,791
	Kraft Heinz Co.	115,564	3,635,644
	Kroger Co.	3,528,698	160,097,028
	Molson Coors Beverage Co., Class B	450,930	26,050,226
	Mondelez International, Inc., Class A	2,407,539	159,403,157
*	Performance Food Group Co.	36,172	2,089,295
	Seaboard Corp.	13	45,590
	Tyson Foods, Inc., Class A	1,396,069	64,707,798
*	U.S. Foods Holding Corp.	853,580	33,238,405

TOTAL CONSUMER STAPLES			999,568,047

ENERGY — (14.7%)
	Baker Hughes Co.	2,186,712	75,266,627
#	Chesapeake Energy Corp.	241,750	20,809,840
	Chevron Corp.	4,945,790	720,749,977
	ConocoPhillips	3,806,401	452,200,439
	Coterra Energy, Inc.	1,643,264	45,189,760
	Devon Energy Corp.	1,267,531	59,028,919
	Diamondback Energy, Inc.	454,573	72,877,143
	EOG Resources, Inc.	908,811	114,737,389
#	EQT Corp.	363,449	15,402,969
	Exxon Mobil Corp.	11,225,183	1,188,185,620
	HF Sinclair Corp.	287,753	15,935,761
	Kinder Morgan, Inc.	5,453,679	88,349,600
	Marathon Oil Corp.	1,708,418	46,656,895
	Marathon Petroleum Corp.	1,358,505	205,473,881
	Occidental Petroleum Corp.	1,487,423	91,937,616
	ONEOK, Inc.	3,810	248,412
	Ovintiv, Inc.	176,133	8,454,384
	Phillips 66	843,516	96,219,870
	Pioneer Natural Resources Co.	506,358	121,019,562
	Valero Energy Corp.	967,025	122,812,175
	Williams Cos., Inc.	2,733,342	94,026,965

TOTAL ENERGY			3,655,583,804

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (21.6%)
	Aflac, Inc.	1,432,922	111,925,537
	Allstate Corp.	570,003	$73,034,484
	Ally Financial, Inc.	2,236,022	54,089,372
	American Financial Group, Inc.	234,810	25,678,822
	American International Group, Inc.	1,904,953	116,792,668
*	Arch Capital Group Ltd.	787,910	68,296,039
	Assurant, Inc.	99,559	14,824,335
	Axis Capital Holdings Ltd.	3,443	196,595
	Bank of America Corp.	11,711,704	308,486,283
	Bank of New York Mellon Corp.	2,476,920	105,269,100
*	Berkshire Hathaway, Inc., Class B	1,808,906	617,433,885
	BlackRock, Inc.	2,239	1,370,895
	BOK Financial Corp.	6,114	400,589
	Capital One Financial Corp.	1,645,879	166,711,084
#	Carlyle Group, Inc.	71,690	1,974,343
	Charles Schwab Corp.	3,700	192,548
	Chubb Ltd.	623,230	133,757,623
	Cincinnati Financial Corp.	42,182	4,204,280
	Citigroup, Inc.	2,542,118	100,388,240
	Citizens Financial Group, Inc.	632,526	14,820,084
	CNA Financial Corp.	187,747	7,584,979
	Discover Financial Services	941,871	77,308,772
	East West Bancorp, Inc.	37,011	1,984,530
	Equitable Holdings, Inc.	10,374	275,637
	Everest Group Ltd.	93,060	36,816,397
#	F&G Annuities & Life, Inc.	8,261	253,530
	Fidelity National Financial, Inc.	246,833	9,648,702
	Fidelity National Information Services, Inc.	1,909,452	93,773,188
	Fifth Third Bancorp	3,530,714	83,713,229
#	First Citizens BancShares, Inc., Class A	9,353	12,914,061
*	Fiserv, Inc.	652,860	74,262,825
	Franklin Resources, Inc.	331,384	7,552,241
	Global Payments, Inc.	489,943	52,041,745
	Globe Life, Inc.	14,167	1,648,472
	Goldman Sachs Group, Inc.	858,462	260,637,648
	Hartford Financial Services Group, Inc.	2,087,475	153,325,039
	Huntington Bancshares, Inc.	3,673,080	35,445,222
	Intercontinental Exchange, Inc.	48,980	5,262,411
	Jefferies Financial Group, Inc.	302,462	9,733,227
	JPMorgan Chase & Co.	7,413,686	1,030,947,175
	KeyCorp	2,382,473	24,348,874
	Lincoln National Corp.	33,297	724,876
	Loews Corp.	619,986	39,685,304
	M&T Bank Corp.	291,082	32,819,495
*	Markel Group, Inc.	5,343	7,856,988
	MetLife, Inc.	891,263	53,484,693
	Morgan Stanley	2,664,369	188,690,613
	Northern Trust Corp.	255,346	16,829,855
	Old Republic International Corp.	457,385	12,523,201
	PNC Financial Services Group, Inc.	578,982	66,276,070
	Principal Financial Group, Inc.	1,433,986	97,052,172
	Prudential Financial, Inc.	1,221,749	111,716,729
	Raymond James Financial, Inc.	281,633	26,879,054
	Regions Financial Corp.	4,794,047	69,657,503
	Reinsurance Group of America, Inc.	26,955	4,028,964
	RenaissanceRe Holdings Ltd.	8,876	1,949,081
	State Street Corp.	746,385	48,238,863
	Synchrony Financial	1,420,881	39,855,712
	T Rowe Price Group, Inc.	163,100	14,760,550
	Travelers Cos., Inc.	1,017,317	170,339,558

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
FINANCIALS — (Continued)
	Truist Financial Corp.	3,479,840	$98,688,262
	U.S. Bancorp	2,723,000	86,809,240
	Unum Group	76,734	3,752,293
	W R Berkley Corp.	128,962	8,694,618
	Webster Financial Corp.	37,900	1,439,063
	Wells Fargo & Co.	5,729,127	227,847,381
	Willis Towers Watson PLC	68,957	16,266,267
	Zions Bancorp NA	50,451	1,556,413

TOTAL FINANCIALS			5,347,747,528

HEALTH CARE — (15.2%)
	Abbott Laboratories	584,152	55,231,572
*	Avantor, Inc.	907,487	15,817,498
	Baxter International, Inc.	88,704	2,876,671
	Becton Dickinson & Co.	490,704	124,040,157
*	Biogen, Inc.	548,033	130,179,759
*	BioMarin Pharmaceutical, Inc.	46,049	3,750,691
*	Bio-Rad Laboratories, Inc., Class A	28,517	7,850,160
*	Boston Scientific Corp.	677,008	34,656,040
	Bristol-Myers Squibb Co.	4,906,955	252,855,391
*	Centene Corp.	1,120,291	77,277,673
*	Charles River Laboratories International, Inc.	49,603	8,351,161
	Cigna Group	838,881	259,382,005
	Cooper Cos., Inc.	27,884	8,692,837
	CVS Health Corp.	3,323,279	229,339,484
	Danaher Corp.	1,102,700	211,740,454
*	DaVita, Inc.	1,999	154,383
	Elevance Health, Inc.	680,876	306,455,479
*	Envista Holdings Corp.	11,130	258,995
*	Fortrea Holdings, Inc.	288,104	8,182,154
*	GE HealthCare Technologies, Inc.	1,125,720	74,939,180
	Gilead Sciences, Inc.	2,673,847	210,003,943
*	Henry Schein, Inc.	245,863	15,976,178
*	Hologic, Inc.	568,784	37,636,437
	Humana, Inc.	391,825	205,194,834
*	Incyte Corp.	99,435	5,362,530
*	Jazz Pharmaceuticals PLC	196,947	25,016,208
	Laboratory Corp. of America Holdings	648,579	129,540,684
	Medtronic PLC	2,136,727	150,767,457
*	Moderna, Inc.	182,534	13,865,283
	Pfizer, Inc.	17,021,900	520,189,264
	Quest Diagnostics, Inc.	907,567	118,074,467
*	Regeneron Pharmaceuticals, Inc.	180,686	140,915,205
	Revvity, Inc.	131,820	10,921,287
	Royalty Pharma PLC, Class A	7,285	195,748
	STERIS PLC	160,082	33,614,018
	Thermo Fisher Scientific, Inc.	439,076	195,287,832
*	United Therapeutics Corp.	93,708	20,883,765
	Universal Health Services, Inc., Class B	400,415	50,408,244
	Viatris, Inc.	3,118,355	27,753,359
	Zimmer Biomet Holdings, Inc.	486,389	50,783,875

TOTAL HEALTH CARE			3,774,422,362

INDUSTRIALS — (12.6%)
	3M Co.	181,473	16,504,969
	AECOM	394,171	30,173,790
	AGCO Corp.	64,479	7,393,162
	AMETEK, Inc.	353,443	49,754,171

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Arcosa, Inc.	23,811	$1,644,626
*	Builders FirstSource, Inc.	607,115	65,884,120
*	CACI International, Inc., Class A	2,200	714,472
	Carlisle Cos., Inc.	315,528	80,172,510
#	Carrier Global Corp.	392,227	18,693,539
#	Concentrix Corp.	93,288	7,109,479
	CSX Corp.	416,340	12,427,749
	Cummins, Inc.	598,178	129,385,901
	Delta Air Lines, Inc.	2,409,410	75,294,063
	Dover Corp.	372,601	48,419,500
	Eaton Corp. PLC	433,555	90,140,420
	EMCOR Group, Inc.	4,371	903,267
	Emerson Electric Co.	115,561	10,281,462
	FedEx Corp.	613,891	147,395,229
	Fortive Corp.	435,187	28,409,007
	Fortune Brands Innovations, Inc.	429,088	23,943,110
	General Dynamics Corp.	442,778	106,846,759
	General Electric Co.	1,195,941	129,915,071
*	GXO Logistics, Inc.	309,136	15,614,459
	Howmet Aerospace, Inc.	370,635	16,345,004
	Huntington Ingalls Industries, Inc.	40,774	8,962,941
	IDEX Corp.	8,555	1,637,513
	Ingersoll Rand, Inc.	795,802	48,289,265
	Jacobs Solutions, Inc.	302,124	40,273,129
	Johnson Controls International PLC	1,794,060	87,944,821
	Knight-Swift Transportation Holdings, Inc.	2,950	144,226
	L3Harris Technologies, Inc.	345,199	61,932,153
	Leidos Holdings, Inc.	714,993	70,870,106
	ManpowerGroup, Inc.	2,452	171,566
*	Masterbrand, Inc.	149,907	1,665,467
	MDU Resources Group, Inc.	20,335	378,434
*	Middleby Corp.	28,436	3,209,571
	Norfolk Southern Corp.	774,793	147,822,757
	Northrop Grumman Corp.	100,661	47,454,615
	Oshkosh Corp.	2,394	210,026
	Otis Worldwide Corp.	1,058,492	81,726,167
	Owens Corning	520,448	59,003,190
	PACCAR, Inc.	2,024,474	167,079,839
	Parker-Hannifin Corp.	263,695	97,279,722
	Pentair PLC	935,192	54,353,359
	Quanta Services, Inc.	520,749	87,027,573
	Regal Rexnord Corp.	50,964	6,034,647
	Republic Services, Inc.	1,596,823	237,112,247
#	RTX Corp.	1,924,055	156,598,836
	Sensata Technologies Holding PLC	326,350	10,404,038
	Snap-on, Inc.	313,561	80,879,924
	Southwest Airlines Co.	1,630,889	36,254,662
	SS&C Technologies Holdings, Inc.	483,671	24,304,468
	Stanley Black & Decker, Inc.	368,499	31,340,840
	Textron, Inc.	1,104,443	83,937,668
	Trane Technologies PLC	344	65,467
	TransUnion	161,436	7,083,812
# *	U-Haul Holding Co.	84,288	4,140,227
#	U-Haul Holding Co., Non Voting	758,592	35,813,128
*	United Airlines Holdings, Inc.	961,760	33,671,218
	United Rentals, Inc.	279,926	113,725,536
*	Veralto Corp.	367,222	25,338,318
	Vestis Corp.	277,154	4,237,685
	Westinghouse Air Brake Technologies Corp.	323,458	34,293,017

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
INDUSTRIALS — (Continued)
	Xylem, Inc.	101,632	$9,506,657

TOTAL INDUSTRIALS			3,115,544,674

INFORMATION TECHNOLOGY — (8.0%)
*	Advanced Micro Devices, Inc.	1,474,438	145,232,143
*	Akamai Technologies, Inc.	238,970	24,692,770
	Amdocs Ltd.	718,388	57,585,982
	Analog Devices, Inc.	1,138,207	179,074,107
*	Arrow Electronics, Inc.	180,391	20,458,143
# *	Aspen Technology, Inc.	2,278	404,914
	Avnet, Inc.	5,178	239,897
*	Bill Holdings, Inc.	54,133	4,941,802
	Cognizant Technology Solutions Corp., Class A	2,224,899	143,439,238
	Corning, Inc.	4,090,721	109,467,694
	Dolby Laboratories, Inc., Class A	5,972	483,374
*	DXC Technology Co.	19,272	388,716
	Entegris, Inc.	15,594	1,372,896
*	EPAM Systems, Inc.	5,978	1,300,633
*	F5, Inc.	26,242	3,978,025
*	First Solar, Inc.	93,364	13,299,702
*	Flex Ltd.	1,489,660	38,314,055
# *	GLOBALFOUNDRIES, Inc.	125,926	6,248,448
	Hewlett Packard Enterprise Co.	6,350,484	97,670,444
	HP, Inc.	5,987,615	157,653,903
	Intel Corp.	6,785,602	247,674,473
#	Jabil, Inc.	173,288	21,279,766
	Juniper Networks, Inc.	671,999	18,090,213
*	Keysight Technologies, Inc.	83,631	10,207,164
	Marvell Technology, Inc.	1,003,660	47,392,825
	Microchip Technology, Inc.	2,564	182,788
	Micron Technology, Inc.	2,629,495	175,834,331
*	Okta, Inc.	60,388	4,070,755
*	Qorvo, Inc.	408,373	35,699,968
	Roper Technologies, Inc.	22,804	11,141,350
*	Salesforce, Inc.	740,360	148,686,499
	Skyworks Solutions, Inc.	430,654	37,354,928
	TD SYNNEX Corp.	93,788	8,598,484
	TE Connectivity Ltd.	1,177,690	138,790,766
*	Teledyne Technologies, Inc.	49,751	18,636,227
*	Trimble, Inc.	23,358	1,100,863
*	Twilio, Inc., Class A	108,045	5,538,387
# *	Unity Software, Inc.	155,553	3,946,380
*	Western Digital Corp.	852,349	34,221,812
*	Zoom Video Communications, Inc., Class A	167,277	10,033,274

TOTAL INFORMATION TECHNOLOGY			1,984,728,139

MATERIALS — (8.3%)
	Air Products & Chemicals, Inc.	344,448	97,285,893
#	Albemarle Corp.	489,084	62,006,070
	Amcor PLC	2,134,303	18,973,954
	Ball Corp.	325,155	15,656,213
#	Celanese Corp.	105,664	12,099,585
	CF Industries Holdings, Inc.	735,575	58,684,174
*	Cleveland-Cliffs, Inc.	374,016	6,275,988
	Corteva, Inc.	1,025,707	49,377,535
	Crown Holdings, Inc.	16,211	1,306,607
	Dow, Inc.	3,246,251	156,923,773
	DuPont de Nemours, Inc.	651,491	47,480,664

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

		Shares	Value†
MATERIALS — (Continued)
	Eastman Chemical Co.	720,826	$53,867,327
	Freeport-McMoRan, Inc.	4,433,625	149,767,852
	Huntsman Corp.	8,221	191,796
	International Flavors & Fragrances, Inc.	146,580	10,018,743
	International Paper Co.	1,863,473	62,854,944
	Linde PLC	645,421	246,654,089
	LyondellBasell Industries NV, Class A	1,427,212	128,791,611
	Martin Marietta Materials, Inc.	200,156	81,851,795
	Mosaic Co.	950,648	30,877,047
	Newmont Corp.	1,950,053	73,068,486
	Nucor Corp.	1,610,388	237,999,243
	Packaging Corp. of America	156,836	24,003,750
	PPG Industries, Inc.	327,889	40,254,933
	Reliance Steel & Aluminum Co.	434,112	110,429,411
	Royal Gold, Inc.	6,364	663,956
	Steel Dynamics, Inc.	1,454,295	154,896,960
	Vulcan Materials Co.	446,050	87,644,364
#	Westlake Corp.	370,962	42,794,176
	Westrock Co.	5,525	198,513

TOTAL MATERIALS			2,062,899,452

REAL ESTATE — (0.4%)
*	CBRE Group, Inc., Class A	1,121,914	77,793,517
*	Jones Lang LaSalle, Inc.	174,207	22,284,559
# *	Zillow Group, Inc., Class C	70,703	2,562,984

TOTAL REAL ESTATE			102,641,060

UTILITIES — (0.3%)
	NRG Energy, Inc.	783,934	33,223,123
	Vistra Corp.	1,325,043	43,355,407

TOTAL UTILITIES			76,578,530

TOTAL COMMON STOCKS Cost ($ 16,208,990,262)			24,397,590,657

TEMPORARY CASH INVESTMENTS — (0.9%)
	State Street Institutional U.S. Government Money Market Fund 5.300%	219,849,716	219,849,716

SECURITIES LENDING COLLATERAL — (0.8%)
@ §	The DFA Short Term Investment Fund	16,443,598	190,203,098

TOTAL INVESTMENTS — (100.0%) (Cost $ 16,619,043,076)			$24,807,643,471

†	See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
»	Securities that have been fair value factored. See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE U.S. LARGE CAP VALUE SERIES

CONTINUED

As of October 31, 2023, The U.S. Large Cap Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	844	12/15/23	$179,931,267	$177,756,950	$(2,174,317)

Total Futures Contracts			$179,931,267	$177,756,950	$(2,174,317)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$1,932,841,679	$53,874	—	$1,932,895,553
Consumer Discretionary	1,344,981,508	—	—	1,344,981,508
Consumer Staples	999,568,047	—	—	999,568,047
Energy	3,655,583,804	—	—	3,655,583,804
Financials	5,347,747,528	—	—	5,347,747,528
Health Care	3,774,422,362	—	—	3,774,422,362
Industrials	3,115,544,674	—	—	3,115,544,674
Information Technology	1,984,728,139	—	—	1,984,728,139
Materials	2,062,899,452	—	—	2,062,899,452
Real Estate	102,641,060	—	—	102,641,060
Utilities	76,578,530	—	—	76,578,530
Temporary Cash Investments	219,849,716	—	—	219,849,716
Securities Lending Collateral	—	190,203,098	—	190,203,098
Futures Contracts**	(2,174,317)	—	—	(2,174,317)

TOTAL	$24,615,212,182	$190,256,972	—	$24,805,469,154

**	Valued at the unrealized appreciation/(depreciation) on the investment.

See accompanying Notes to Financial Statements.

THE DFA INTERNATIONAL VALUE SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRALIA — (6.0%)
*	Allkem Ltd.	18,002	$110,005
	Ampol Ltd.	279,545	5,668,543
	ANZ Group Holdings Ltd.	3,680,652	58,040,113
	Aurizon Holdings Ltd.	9,974,941	21,726,553
	Bendigo & Adelaide Bank Ltd.	1,066,408	5,908,322
	BlueScope Steel Ltd.	3,138,215	37,619,221
	Brickworks Ltd.	17,393	271,087
	Challenger Ltd.	75,667	282,136
	Cleanaway Waste Management Ltd.	3,693,322	5,261,306
	Evolution Mining Ltd.	4,194,258	9,380,943
#	Harvey Norman Holdings Ltd.	1,313,540	3,070,357
	Incitec Pivot Ltd.	7,947,554	13,873,908
	Lendlease Corp. Ltd.	128,835	510,250
	National Australia Bank Ltd.	5,308,636	95,100,201
	New Hope Corp. Ltd.	931,313	3,427,314
	Northern Star Resources Ltd.	2,861,289	20,952,596
	Orica Ltd.	1,004,164	9,382,827
	Origin Energy Ltd.	3,364,446	19,516,654
	QBE Insurance Group Ltd.	851,776	8,446,300
	Qube Holdings Ltd.	12,141	20,588
	Rio Tinto Ltd.	398,992	29,803,933
	Santos Ltd.	14,074,222	68,674,552
	Seven Group Holdings Ltd.	186,936	3,303,462
	Sonic Healthcare Ltd.	315,336	5,774,136
	South32 Ltd.	18,562,488	39,712,251
	Suncorp Group Ltd.	3,892,309	33,129,928
	TPG Telecom Ltd.	630,529	2,079,910
	Westpac Banking Corp.	5,237,352	68,775,704
	Whitehaven Coal Ltd.	5,022,173	23,655,868
	Woodside Energy Group Ltd.	3,980,187	86,687,647
	Worley Ltd.	971,709	10,157,732
#	Yancoal Australia Ltd.	408,596	1,254,688

TOTAL AUSTRALIA			691,579,035

AUSTRIA — (0.1%)
	Erste Group Bank AG	290,302	10,395,502
	OMV AG	3,665	160,740

TOTAL AUSTRIA			10,556,242

BELGIUM — (0.6%)
	Ageas SA	384,286	14,761,514
	KBC Group NV	557,629	30,689,026
	Solvay SA	214,801	22,707,816

TOTAL BELGIUM			68,158,356

CANADA — (9.1%)
#	Agnico Eagle Mines Ltd.	867,646	40,701,274
#	AltaGas Ltd.	450,341	8,365,447
	ARC Resources Ltd.	1,063,955	17,116,882
	Bank of Montreal	1,333,154	100,719,812
	Bank of Nova Scotia	2,845,361	115,165,663
#	Barrick Gold Corp.	1,794,541	28,676,454
#	Brookfield Corp., Class A	259,220	7,556,263
	Canadian Imperial Bank of Commerce	2,233,353	78,769,518
#	Endeavour Mining PLC	690,938	14,135,144

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
CANADA — (Continued)
	Fairfax Financial Holdings Ltd.	96,097	$79,970,305
	First Quantum Minerals Ltd.	1,859,720	21,550,890
	Great-West Lifeco, Inc.	42,424	1,175,360
	iA Financial Corp., Inc.	367,997	21,412,423
	IGM Financial, Inc.	27,602	621,406
#	Imperial Oil Ltd.	287,961	16,410,897
	Kinross Gold Corp.	4,804,978	25,084,048
	Lundin Mining Corp.	3,523,587	22,004,156
#	Magna International, Inc.	1,052,441	50,611,888
	Manulife Financial Corp.	3,990,031	69,497,384
*	MEG Energy Corp.	546,773	10,803,375
	Nutrien Ltd.	1,034,785	55,567,944
	Onex Corp.	199,918	11,204,346
#	Pan American Silver Corp.	43,649	637,712
	Suncor Energy, Inc.	3,229,196	104,613,414
	Teck Resources Ltd., Class B	2,376,949	84,001,359
	Toronto-Dominion Bank	133,212	7,438,558
	Tourmaline Oil Corp.	523,266	27,669,801
#	West Fraser Timber Co. Ltd.	182,014	12,283,335
	Whitecap Resources, Inc.	2,830,101	21,857,135

TOTAL CANADA			1,055,622,193

DENMARK — (2.2%)
#	AP Moller - Maersk AS, Class A	6,076	9,920,657
	AP Moller - Maersk AS, Class B	5,821	9,699,129
	Carlsberg AS, Class B	382,101	45,536,169
	Chr Hansen Holding AS	186,819	12,748,470
	Coloplast AS, Class B	7,766	809,872
	Danske Bank AS	945,349	22,176,675
*	Demant AS	185,405	7,074,968
	DSV AS	372,421	55,654,928
*	Genmab AS	124,328	35,145,391
	H Lundbeck AS	115,702	604,779
	Novozymes AS, Class B	489,698	22,008,473
	Pandora AS	131,584	14,924,323
	Rockwool AS, Class A	91	20,152
	Rockwool AS, Class B	10,761	2,394,567
	Tryg AS	359,071	7,011,779
*	Vestas Wind Systems AS	267,056	5,788,376

TOTAL DENMARK			251,518,708

FINLAND — (0.8%)
	Fortum OYJ	242,531	2,879,674
#	Nokia OYJ	10,239,579	34,104,768
#	Nokia OYJ, Sponsored ADR	1,331,054	4,405,789
	Nordea Bank Abp	2,159,163	22,740,771
	Stora Enso OYJ, Class R	1,056,475	12,697,134
	UPM-Kymmene OYJ	555,518	18,707,578

TOTAL FINLAND			95,535,714

FRANCE — (11.3%)
	Accor SA	268,063	8,551,907
#	Alstom SA	40,182	544,163
Ω	Amundi SA	67,754	3,539,423
	Arkema SA	235,866	22,101,299
	AXA SA	2,402,612	71,190,414
	BNP Paribas SA	1,438,342	82,710,427
	Bollore SE	1,793,750	9,792,164

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Bouygues SA	1,023,747	$36,014,403
	Carrefour SA	2,495,917	43,757,070
	Cie de Saint-Gobain SA	1,911,069	104,027,435
	Cie Generale des Etablissements Michelin SCA	2,726,689	81,005,707
	Credit Agricole SA	1,088,951	13,148,966
	Eiffage SA	284,086	25,780,963
	Engie SA	3,701,762	58,876,095
	Orange SA	7,475,414	87,926,131
	Publicis Groupe SA	587,997	44,772,031
	Renault SA	692,307	24,289,049
	Rexel SA	379,853	7,757,652
	Sanofi SA	956,125	86,822,112
	Societe Generale SA	1,734,402	38,975,086
	TotalEnergies SE	6,840,726	457,353,790
	Vinci SA	24,438	2,702,218
	Vivendi SE	536,568	4,811,673
* Ω	Worldline SA	52,638	669,341

TOTAL FRANCE			1,317,119,519

GERMANY — (6.2%)
	BASF SE	1,595,449	73,721,149
	Bayer AG	2,226,814	96,217,422
	Bayerische Motoren Werke AG	942,197	87,628,385
	Commerzbank AG	3,701,591	39,923,707
	Continental AG	281,833	18,400,584
* Ω	Covestro AG	638,137	32,329,402
	Daimler Truck Holding AG	1,449,176	45,533,432
#	Deutsche Bank AG	3,421,901	37,664,567
*	Deutsche Lufthansa AG	524,114	3,675,071
Ω	DWS Group GmbH & Co. KGaA	18,748	550,329
	Evonik Industries AG	465,339	8,564,508
	Fresenius Medical Care AG & Co. KGaA	555,576	18,459,658
	Fresenius SE & Co. KGaA	1,106,949	28,474,348
# Ω	Hapag-Lloyd AG	5,831	843,366
	Heidelberg Materials AG	448,245	32,539,599
	Henkel AG & Co. KGaA	8,144	514,704
	Mercedes-Benz Group AG	2,471,518	145,409,910
	RTL Group SA	377	13,186
	RWE AG	814,208	31,155,998
*	Siemens Energy AG	453,468	4,031,751
	Talanx AG	57,781	3,641,315
	Telefonica Deutschland Holding AG	140,079	238,145
	Volkswagen AG	111,321	12,868,693
#	Wacker Chemie AG	20,093	2,465,876

TOTAL GERMANY			724,865,105

HONG KONG — (1.5%)
	BOC Hong Kong Holdings Ltd.	6,507,500	17,209,341
# *	Cathay Pacific Airways Ltd.	6,493,999	6,528,362
	CK Asset Holdings Ltd.	4,931,303	24,648,251
	CK Hutchison Holdings Ltd.	6,338,984	32,089,735
	CK Infrastructure Holdings Ltd.	765,000	3,545,805
Ω	ESR Group Ltd.	1,772,400	2,277,349
	Hang Lung Properties Ltd.	3,260,000	4,285,130
	Hang Seng Bank Ltd.	213,000	2,435,247
	Henderson Land Development Co. Ltd.	2,538,485	6,641,840
	HKT Trust & HKT Ltd.	360,000	372,882
	MTR Corp. Ltd.	2,131,933	7,969,557

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	New World Development Co. Ltd.	1,801,042	$3,305,485
#	Sino Land Co. Ltd.	8,820,417	8,805,666
	Sun Hung Kai Properties Ltd.	2,705,920	27,786,280
	Swire Pacific Ltd., Class A	655,500	4,187,227
	Swire Pacific Ltd., Class B	2,672,500	2,743,853
Ω	WH Group Ltd.	24,190,696	14,447,480
	Xinyi Glass Holdings Ltd.	1,490,150	1,712,212

TOTAL HONG KONG			170,991,702

IRELAND — (0.2%)
	AIB Group PLC	410,458	1,782,012
	Bank of Ireland Group PLC	1,192,002	10,682,385
# *	Flutter Entertainment PLC	2,096	329,334
	Smurfit Kappa Group PLC	375,668	12,245,249

TOTAL IRELAND			25,038,980

ISRAEL — (0.4%)
	Bank Hapoalim BM	2,063,766	14,762,007
	Bank Leumi Le-Israel BM	2,437,763	15,701,427
	Delek Group Ltd.	29,703	3,249,637
	Harel Insurance Investments & Financial Services Ltd.	505,508	3,246,754
	Israel Discount Bank Ltd., Class A	2,462,249	10,822,406
	Kenon Holdings Ltd.	3,557	65,042
	Migdal Insurance & Financial Holdings Ltd.	101,754	95,691
	Phoenix Holdings Ltd.	472,134	4,008,878

TOTAL ISRAEL			51,951,842

ITALY — (2.3%)
	Banco BPM SpA	1,978,787	10,124,141
	Eni SpA	2,467,312	40,334,791
	Stellantis NV	3,233,234	60,404,388
#	Stellantis NV	2,520,971	47,091,738
*	Telecom Italia SpA, Sponsored ADR	1,610,365	4,058,120
	UniCredit SpA	4,159,978	104,289,031

TOTAL ITALY			266,302,209

JAPAN — (21.2%)
	Acom Co. Ltd.	117,400	275,690
	AGC, Inc.	895,500	30,464,085
	Air Water, Inc.	253,686	3,198,651
	Aisin Corp.	654,800	22,809,860
	Alfresa Holdings Corp.	221,000	3,500,768
	Amada Co. Ltd.	939,300	9,111,637
#	Aozora Bank Ltd.	152,167	3,103,704
	Asahi Group Holdings Ltd.	441,200	15,958,376
	Asahi Kasei Corp.	3,937,699	24,208,114
	Bridgestone Corp.	438,200	16,583,768
	Brother Industries Ltd.	714,100	11,140,136
	Canon Marketing Japan, Inc.	151,500	3,633,055
	Canon, Inc.	566,200	13,385,351
	Chiba Bank Ltd.	1,064,000	7,925,246
	Coca-Cola Bottlers Japan Holdings, Inc.	205,857	2,760,245
	COMSYS Holdings Corp.	64,599	1,328,817
	Concordia Financial Group Ltd.	1,793,800	8,334,709
	Cosmo Energy Holdings Co. Ltd.	273,700	10,012,219
	Credit Saison Co. Ltd.	444,492	6,662,849
	Dai Nippon Printing Co. Ltd.	418,700	10,922,735

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Daicel Corp.	530,800	$4,513,748
	Dai-ichi Life Holdings, Inc.	1,268,547	26,798,074
	Daiwa House Industry Co. Ltd.	681,100	18,734,102
	Daiwa Securities Group, Inc.	3,723,000	21,468,567
	Dowa Holdings Co. Ltd.	105,700	3,231,286
	ENEOS Holdings, Inc.	9,139,103	33,864,184
	EXEO Group, Inc.	40,400	839,098
	Fuji Media Holdings, Inc.	45,300	449,907
	FUJIFILM Holdings Corp.	359,800	19,680,254
	Fujikura Ltd.	240,800	1,729,453
	Fukuoka Financial Group, Inc.	259,600	6,862,195
	Fuyo General Lease Co. Ltd.	10,000	813,007
	Hachijuni Bank Ltd.	605,643	3,449,214
	Hankyu Hanshin Holdings, Inc.	508,600	16,002,383
	Haseko Corp.	697,172	8,579,985
*	Hino Motors Ltd.	811,804	2,362,858
	Hitachi Construction Machinery Co. Ltd.	230,800	5,962,887
	Honda Motor Co. Ltd.	10,566,000	108,288,524
	Horiba Ltd.	4,100	207,301
	House Foods Group, Inc.	2,800	59,125
	Hulic Co. Ltd.	28,500	261,292
	Idemitsu Kosan Co. Ltd.	613,162	13,921,900
	IHI Corp.	376,900	7,233,530
	Iida Group Holdings Co. Ltd.	490,550	7,616,863
	INFRONEER Holdings, Inc.	321,521	3,391,679
	Inpex Corp.	2,444,583	35,473,012
	Isetan Mitsukoshi Holdings Ltd.	535,600	6,042,083
	Isuzu Motors Ltd.	1,834,500	20,455,868
	Iwatani Corp.	82,400	3,941,066
	Iyogin Holdings, Inc.	112,300	808,373
	J Front Retailing Co. Ltd.	828,217	7,895,639
	Japan Post Bank Co. Ltd.	56,300	521,856
	Japan Post Holdings Co. Ltd.	1,397,610	12,370,530
	Japan Post Insurance Co. Ltd.	134,400	2,588,016
	JFE Holdings, Inc.	1,387,295	19,328,991
	JGC Holdings Corp.	214,300	2,639,529
	JTEKT Corp.	597,175	4,923,689
	Kajima Corp.	855,600	14,140,832
	Kamigumi Co. Ltd.	342,200	6,942,057
	Kaneka Corp.	143,908	3,521,696
	Kawasaki Heavy Industries Ltd.	678,267	14,970,595
#	Kawasaki Kisen Kaisha Ltd.	101,100	3,466,715
	Kewpie Corp.	34,377	596,673
	Kinden Corp.	200,200	3,032,518
	Kobe Steel Ltd.	688,200	8,136,904
	Koito Manufacturing Co. Ltd.	220,400	3,302,194
	Kokuyo Co. Ltd.	20,200	313,099
	Komatsu Ltd.	666,300	15,309,165
	K’s Holdings Corp.	382,500	3,559,463
	Kubota Corp.	513,281	6,903,240
	Kuraray Co. Ltd.	1,317,191	15,070,205
	Kyocera Corp.	179,600	8,852,736
	Kyoto Financial Group, Inc.	113,679	6,444,895
	Kyushu Financial Group, Inc.	310,800	1,958,498
	Lixil Corp.	1,047,322	11,483,958
	LY Corp.	3,416,900	8,711,340
	Mabuchi Motor Co. Ltd.	37,300	1,065,643
	Marubeni Corp.	2,163,500	31,634,213
	Mazda Motor Corp.	1,443,400	13,951,888

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Mebuki Financial Group, Inc.	1,370,510	$4,148,825
	Medipal Holdings Corp.	307,550	5,170,834
	Mitsubishi Chemical Group Corp.	3,775,900	21,366,326
	Mitsubishi Corp.	2,313,200	107,831,082
	Mitsubishi Electric Corp.	1,647,500	18,891,072
	Mitsubishi Estate Co. Ltd.	1,484,939	19,007,693
	Mitsubishi Gas Chemical Co., Inc.	554,400	7,493,195
	Mitsubishi HC Capital, Inc.	2,653,300	17,491,163
	Mitsubishi Heavy Industries Ltd.	232,700	11,985,134
	Mitsubishi Logistics Corp.	90,600	2,370,089
	Mitsubishi Motors Corp.	1,942,123	6,344,079
#	Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	1,968,045	16,531,578
	Mitsubishi UFJ Financial Group, Inc.	10,193,750	85,516,868
	Mitsui & Co. Ltd., Sponsored ADR	9,468	6,937,772
	Mitsui & Co. Ltd.	109,000	3,961,514
	Mitsui Chemicals, Inc.	812,360	20,475,100
	Mitsui Fudosan Co. Ltd.	1,047,800	22,710,916
#	Mitsui OSK Lines Ltd.	885,300	22,856,050
	Mizuho Financial Group, Inc.	2,332,680	39,605,128
	MS&AD Insurance Group Holdings, Inc.	445,453	16,321,626
	Nagase & Co. Ltd.	21,700	328,735
	NEC Corp.	917,910	44,197,922
	NGK Insulators Ltd.	581,100	7,100,027
	NH Foods Ltd.	118,867	3,566,383
	Nikon Corp.	695,200	6,600,512
	Nippon Express Holdings, Inc.	308,324	15,846,418
	Nippon Steel Corp.	1,256,593	27,103,256
	Nippon Yusen KK	1,086,100	26,573,871
	Nissan Motor Co. Ltd.	3,375,500	12,988,859
	Nisshin Seifun Group, Inc.	18,000	271,508
	Niterra Co. Ltd.	443,500	9,926,770
	NOK Corp.	219,400	2,600,720
	Nomura Holdings, Inc.	3,219,302	12,437,471
	Nomura Real Estate Holdings, Inc.	543,800	12,701,034
	NSK Ltd.	1,228,591	6,612,795
	Obayashi Corp.	2,055,882	17,610,285
	Oji Holdings Corp.	3,573,400	15,283,000
	ORIX Corp.	2,167,200	39,413,426
	Otsuka Holdings Co. Ltd.	162,400	5,464,101
	Panasonic Holdings Corp.	4,157,999	36,480,167
	Resona Holdings, Inc.	4,095,139	21,881,633
	Resonac Holdings Corp.	651,924	10,568,488
	Ricoh Co. Ltd.	1,695,300	13,740,589
	Rinnai Corp.	43,600	800,908
	Rohm Co. Ltd.	468,400	7,504,684
	Sankyo Co. Ltd.	30,300	1,259,204
	Sankyu, Inc.	8,400	252,925
	SBI Holdings, Inc.	249,899	5,376,559
	Seibu Holdings, Inc.	27,000	263,641
	Seiko Epson Corp.	891,932	12,382,845
	Seino Holdings Co. Ltd.	437,400	6,362,386
	Sekisui Chemical Co. Ltd.	206,700	2,831,143
	Sekisui House Ltd.	1,570,700	30,758,620
	Shimamura Co. Ltd.	61,300	6,049,682
	Shimizu Corp.	800,400	5,696,035
	Shizuoka Financial Group, Inc.	741,300	6,303,831
	SoftBank Group Corp.	499,800	20,468,837
	Sohgo Security Services Co. Ltd.	79,000	462,641
	Sojitz Corp.	681,440	14,150,357

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
JAPAN — (Continued)
	Sompo Holdings, Inc.	220,356	$9,545,809
	Stanley Electric Co. Ltd.	436,100	6,975,239
	Subaru Corp.	1,538,884	26,638,531
	SUMCO Corp.	1,027,600	13,278,800
	Sumitomo Chemical Co. Ltd.	2,151,600	5,468,856
	Sumitomo Corp.	1,699,000	33,398,362
	Sumitomo Electric Industries Ltd.	2,834,000	29,751,976
	Sumitomo Forestry Co. Ltd.	598,600	14,133,818
	Sumitomo Heavy Industries Ltd.	489,917	11,214,071
	Sumitomo Metal Mining Co. Ltd.	435,264	12,227,416
	Sumitomo Mitsui Financial Group, Inc.	1,370,700	66,078,671
	Sumitomo Mitsui Trust Holdings, Inc.	611,444	22,927,169
	Sumitomo Realty & Development Co. Ltd.	787,400	19,758,963
	Sumitomo Rubber Industries Ltd.	813,655	8,254,218
	Suzuken Co. Ltd.	90,400	2,768,935
	Suzuki Motor Corp.	400,000	15,524,802
	Taiheiyo Cement Corp.	136,224	2,334,561
	Taisei Corp.	215,600	7,311,578
	Taisho Pharmaceutical Holdings Co. Ltd.	38,900	1,540,365
	Takashimaya Co. Ltd.	247,100	3,360,353
#	Takeda Pharmaceutical Co. Ltd.	2,592,971	70,385,489
	TBS Holdings, Inc.	54,600	890,098
	TDK Corp.	331,500	12,403,143
	Teijin Ltd.	142,300	1,287,968
	THK Co. Ltd.	173,700	3,104,304
	Tokyo Century Corp.	100,200	3,860,576
	Tokyo Tatemono Co. Ltd.	870,300	11,556,121
	Tokyu Fudosan Holdings Corp.	2,556,700	14,896,156
	TOPPAN Holdings, Inc.	599,800	13,833,709
	Toray Industries, Inc.	2,976,000	14,397,408
	Tosoh Corp.	956,600	11,712,818
	Toyo Seikan Group Holdings Ltd.	392,949	6,606,446
	Toyo Tire Corp.	99,500	1,477,888
	Toyoda Gosei Co. Ltd.	272,500	5,413,911
	Toyota Boshoku Corp.	100,000	1,739,091
	Toyota Industries Corp.	158,900	11,776,826
	Toyota Motor Corp.	7,782,350	136,142,401
	Toyota Tsusho Corp.	548,100	29,178,810
	Yamada Holdings Co. Ltd.	1,866,528	5,903,022
	Yamaha Motor Co. Ltd.	962,900	23,530,242
	Yamato Kogyo Co. Ltd.	71,600	3,430,412
	Yamazaki Baking Co. Ltd.	34,200	724,064
	Yokohama Rubber Co. Ltd.	564,500	10,431,723
	Zeon Corp.	438,300	3,622,752

TOTAL JAPAN			2,460,034,793

NETHERLANDS — (3.5%)
Ω	ABN AMRO Bank NV, GDR	678,891	9,143,713
	Aegon Ltd.	3,153,912	15,338,316
	Aegon Ltd.	31,012	149,788
	Akzo Nobel NV	285,916	19,180,564
	ArcelorMittal SA	652,212	14,431,669
#	ArcelorMittal SA	764,480	16,833,852
	ASR Nederland NV	267,334	9,976,495
	Coca-Cola Europacific Partners PLC	85,736	5,001,417
	Heineken NV	393,108	35,318,183
	ING Groep NV	4,971,616	63,738,727
	JDE Peet’s NV	256,784	7,131,403
	Koninklijke Ahold Delhaize NV	4,003,663	118,555,624

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
	Koninklijke KPN NV	4,007,248	$13,469,075
	Koninklijke Philips NV	1,035,822	19,703,897
*	Koninklijke Philips NV	140,813	2,669,811
	NN Group NV	829,202	26,594,486
	Prosus NV	380,646	10,670,964
	Randstad NV	367,892	19,051,194
	Stellantis NV	208,034	3,886,075

TOTAL NETHERLANDS			410,845,253

NEW ZEALAND — (0.2%)
	Auckland International Airport Ltd.	1,991,744	8,519,229
	Chorus Ltd.	235,431	984,758
	EBOS Group Ltd.	179,631	3,667,026
	Fletcher Building Ltd.	1,757,477	4,429,205
#	Fonterra Co.-operative Group Ltd.	293,628	526,345
	Mercury NZ Ltd.	22,644	77,894
	Ryman Healthcare Ltd.	304,409	1,009,210
	Summerset Group Holdings Ltd.	266,487	1,513,381

TOTAL NEW ZEALAND			20,727,048

NORWAY — (0.9%)
# *	Adevinta ASA	90,626	796,561
#	Aker ASA, Class A	13,772	828,192
#	Aker BP ASA	389,106	11,214,660
	Austevoll Seafood ASA	30,076	205,556
Ω	BW LPG Ltd.	19,306	273,285
	DNB Bank ASA	1,641,701	29,619,320
	Frontline PLC	84,273	1,884,114
	Golden Ocean Group Ltd.	238,834	1,767,128
	Norsk Hydro ASA	2,737,655	15,612,042
	SpareBank 1 SR-Bank ASA	344,254	3,738,986
	Stolt-Nielsen Ltd.	52,483	1,728,493
	Storebrand ASA	1,140,372	9,523,185
	Subsea 7 SA	573,605	7,534,775
#	TGS ASA	39,561	541,028
	Wallenius Wilhelmsen ASA	618,543	5,198,439
	Yara International ASA	351,041	11,486,741

TOTAL NORWAY			101,952,505

PORTUGAL — (0.1%)
	EDP Renovaveis SA	389,633	6,268,004
	Galp Energia SGPS SA	553,452	8,332,087

TOTAL PORTUGAL			14,600,091

SINGAPORE — (1.0%)
	CapitaLand Investment Ltd.	1,095,400	2,352,023
	City Developments Ltd.	1,643,900	7,587,927
	Frasers Property Ltd.	99,300	55,117
	Hongkong Land Holdings Ltd.	2,029,200	6,436,056
	Keppel Corp. Ltd.	6,066,500	27,537,927
	Keppel REIT	1,213,300	704,517
	Olam Group Ltd.	399,410	289,427
	Oversea-Chinese Banking Corp. Ltd.	1,303,600	12,085,821
*	Seatrium Ltd.	120,678,485	9,883,446
	Singapore Airlines Ltd.	2,913,300	13,008,643
	Singapore Land Group Ltd.	226,470	327,387
	United Overseas Bank Ltd.	797,400	15,728,466

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	UOL Group Ltd.	1,225,474	$5,277,912
	Wilmar International Ltd.	6,910,000	17,964,506

TOTAL SINGAPORE			119,239,175

SPAIN — (2.4%)
#	Banco Bilbao Vizcaya Argentaria SA	6,824,648	53,691,073
	Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	956,880	7,492,370
#	Banco Santander SA	34,833,091	128,113,786
#	Banco Santander SA, Sponsored ADR	219,342	796,211
	CaixaBank SA	3,678,673	14,955,791
	Repsol SA	5,269,796	77,161,128

TOTAL SPAIN			282,210,359

SWEDEN — (2.5%)
	Billerud Aktiebolag	471,094	4,376,742
	Boliden AB	947,528	24,288,116
Ω	Dometic Group AB	218,978	1,351,272
	Getinge AB, Class B	85,059	1,531,329
	Holmen AB, Class A	5,562	207,516
	Holmen AB, Class B	176,174	6,648,781
#	Husqvarna AB, Class B	1,071,204	6,941,145
	Loomis AB	320,479	8,325,157
*	Millicom International Cellular SA, SDR	369,384	5,803,798
	Pandox AB	62,688	617,039
	Saab AB, Class B	158,640	8,149,557
	Securitas AB, Class B	942,001	7,545,811
	Skandinaviska Enskilda Banken AB, Class A	2,605,519	29,076,320
	Skandinaviska Enskilda Banken AB, Class C	14,462	166,308
	Skanska AB, Class B	1,123,555	16,868,967
	SKF AB, Class B	1,186,348	19,233,620
	SSAB AB, Class A	791,009	4,738,550
	SSAB AB, Class B	2,197,554	12,749,213
	Svenska Cellulosa AB SCA, Class A	34,534	471,989
	Svenska Cellulosa AB SCA, Class B	581,885	7,984,308
	Svenska Handelsbanken AB, Class A	1,224,329	10,438,249
#	Svenska Handelsbanken AB, Class B	37,204	383,817
#	Swedbank AB, Class A	973,315	15,985,055
	Tele2 AB, Class B	124,988	887,620
	Telefonaktiebolaget LM Ericsson, Class B	4,515,154	20,226,665
#	Telia Co. AB	7,382,234	15,649,932
	Trelleborg AB, Class B	687,779	17,393,289
	Volvo AB, Class A	246,652	4,945,198
	Volvo AB, Class B	1,970,035	39,036,617
# *	Volvo Car AB, Class B	64,609	222,842

TOTAL SWEDEN			292,244,822

SWITZERLAND — (9.9%)
	Alcon, Inc.	571,376	40,878,299
	Baloise Holding AG	105,344	15,125,907
	Banque Cantonale Vaudoise	2,920	330,060
	Barry Callebaut AG	2,604	3,948,178
	Cie Financiere Richemont SA, Class A	809,027	95,445,330
	DSM-Firmenich AG	174,413	15,811,552
	Holcim AG	1,349,208	83,351,867
	Julius Baer Group Ltd.	716,015	42,432,259
	Lonza Group AG	137,040	47,991,945
#	Novartis AG, Sponsored ADR	1,378,570	129,006,581
	Novartis AG	1,526,421	142,902,858

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
*	Sandoz Group AG	305,284	$7,937,087
#	Sandoz Group AG, ADR	275,714	7,118,935
	Schindler Holding AG	1,738	338,807
	SIG Group AG	479,021	10,560,825
	Swatch Group AG	37,405	9,574,781
	Swatch Group AG	110,291	5,341,478
	Swiss Life Holding AG	69,548	44,669,331
	Swiss Prime Site AG	120,516	11,201,710
	Swiss Re AG	399,672	43,669,276
	Swisscom AG	94,854	56,835,455
# *	UBS Group AG	7,264,903	170,654,321
	Zurich Insurance Group AG	348,909	165,729,170

TOTAL SWITZERLAND			1,150,856,012

UNITED KINGDOM — (12.8%)
	3i Group PLC	963,253	22,711,169
	Anglo American PLC	1,495,563	38,106,311
	Associated British Foods PLC	69,564	1,716,008
	Aviva PLC	4,127,570	19,992,162
	Barclays PLC, Sponsored ADR	5,639,291	36,260,641
	Barclays PLC	6,559,385	10,528,114
	Barratt Developments PLC	1,161,998	5,860,184
	BP PLC, Sponsored ADR	1,698,003	62,112,950
	BP PLC	7,690,578	46,958,767
#	British American Tobacco PLC, Sponsored ADR	160,135	4,781,631
	British American Tobacco PLC	1,884,352	56,290,123
	BT Group PLC	26,353,717	36,194,884
	DS Smith PLC	1,265,122	4,388,035
	Glencore PLC	12,424,779	65,811,861
	HSBC Holdings PLC	13,535,003	97,728,348
#	HSBC Holdings PLC, Sponsored ADR	2,324,211	84,438,585
	Investec PLC	791,263	4,405,691
	J Sainsbury PLC	6,432,168	20,125,076
	Kingfisher PLC	6,466,417	16,512,097
	Lloyds Banking Group PLC	124,313,687	60,503,314
	Lloyds Banking Group PLC, ADR	1,844,768	3,523,507
	M&G PLC	547,495	1,322,109
*	Marks & Spencer Group PLC	10,812	28,550
	Melrose Industries PLC	1,458,994	8,307,178
	Mondi PLC	509,451	8,240,625
	NatWest Group PLC	9,386,863	20,424,086
#	NatWest Group PLC, Sponsored ADR	1,170,624	5,139,039
#	Pearson PLC, Sponsored ADR	867,937	10,015,993
	Phoenix Group Holdings PLC	86,136	475,806
	Shell PLC	307,658	9,914,840
#	Shell PLC, ADR	9,015,405	587,263,482
	Standard Chartered PLC	4,733,277	36,291,598
	Taylor Wimpey PLC	4,374,306	5,908,124
	Tesco PLC	11,021,258	36,166,893
	Vodafone Group PLC	56,670,738	52,167,543
#	Vodafone Group PLC, Sponsored ADR	1,141,673	10,549,061

TOTAL UNITED KINGDOM			1,491,164,385

UNITED STATES — (0.7%)
	CRH PLC	1,022,510	54,775,861

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

		Shares	Value»
	UNITED STATES — (Continued)
*	Newmont Corp., CDI	715,608	$27,422,870

	TOTAL UNITED STATES		82,198,731

	TOTAL COMMON STOCKS		11,155,312,779

	PREFERRED STOCKS — (0.7%)
	GERMANY — (0.7%)
	Bayerische Motoren Werke AG, 10.623%	152,008	12,925,181
	Henkel AG & Co. KGaA, 2.718%	48,773	3,518,245
	Porsche Automobil Holding SE, 6.071%	273,709	12,250,695
	Volkswagen AG, 27.853%	437,046	46,349,019

	TOTAL GERMANY		75,043,140

	TOTAL INVESTMENT SECURITIES (Cost $ 10,152,946,131)		11,230,355,919

			Value†
	SECURITIES LENDING COLLATERAL — (3.4%)
@ §	The DFA Short Term Investment Fund	34,363,676	397,484,640

	TOTAL INVESTMENTS — (100.0%) (Cost $ 10,550,431,199)		$11,627,840,559

ADR American Depositary Receipt

GDR Global Depositary Receipt

REIT Real Estate Investment Trust

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2023, The DFA International Value Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® E-Mini Index	490	12/15/23	$107,657,486	$103,200,125	$(4,457,361)

Total Futures Contracts			$107,657,486	$103,200,125	$(4,457,361)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	—	$691,579,035	—	$691,579,035
Austria	—	10,556,242	—	10,556,242
Belgium	—	68,158,356	—	68,158,356
Canada	$1,055,622,193	—	—	1,055,622,193

THE DFA INTERNATIONAL VALUE SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Denmark	—	$251,518,708	—	$251,518,708
Finland	$4,405,789	91,129,925	—	95,535,714
France	—	1,317,119,519	—	1,317,119,519
Germany	16,328,138	708,536,967	—	724,865,105
Hong Kong	—	170,991,702	—	170,991,702
Ireland	—	25,038,980	—	25,038,980
Israel	—	51,951,842	—	51,951,842
Italy	51,149,858	215,152,351	—	266,302,209
Japan	23,469,350	2,436,565,443	—	2,460,034,793
Netherlands	23,539,526	387,305,727	—	410,845,253
New Zealand	—	20,727,048	—	20,727,048
Norway	—	101,952,505	—	101,952,505
Portugal	—	14,600,091	—	14,600,091
Singapore	—	119,239,175	—	119,239,175
Spain.	8,288,581	273,921,778	—	282,210,359
Sweden	—	292,244,822	—	292,244,822
Switzerland	178,193,050	972,662,962	—	1,150,856,012
United Kingdom	804,084,889	687,079,496	—	1,491,164,385
United States	82,198,731	—	—	82,198,731
Preferred Stocks
Germany	—	75,043,140	—	75,043,140
Securities Lending Collateral	—	397,484,640	—	397,484,640
Futures Contracts**	(4,457,361)	—	—	(4,457,361)

TOTAL	$2,242,822,744	$9,380,560,454	—	$11,623,383,198

**	Valued at the unrealized appreciation/(depreciation) on the investment.

THE JAPANESE SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (99.0%)
COMMUNICATION SERVICES — (2.0%)
	Akatsuki, Inc.	44,200	$612,446
*	AlphaPolis Co. Ltd.	11,900	177,246
	Amuse, Inc.	36,200	354,573
	Asahi Broadcasting Group Holdings Corp.	25,000	109,871
	Asahi Net, Inc.	109,100	443,215
	Ateam, Inc.	2,100	8,542
*	Atrae, Inc.	10,100	67,569
	Avex, Inc.	205,900	1,880,364
# *	Bengo4.com, Inc.	45,800	1,285,744
	Broadmedia Corp.	8,520	82,313
#	Bushiroad, Inc.	22,000	74,819
#	Carta Holdings, Inc.	15,800	124,730
#	Ceres, Inc.	13,300	82,808
*	COLOPL, Inc.	194,500	748,000
*	COOKPAD, Inc.	190,600	138,158
	Cross Marketing Group, Inc.	16,700	74,677
	Daiichikosho Co. Ltd.	207,200	3,062,718
	DeNA Co. Ltd.	407,100	3,977,025
	Digital Holdings, Inc.	46,900	322,859
	Direct Marketing MiX, Inc.	72,200	194,950
#	Drecom Co. Ltd.	3,500	15,131
	Fibergate, Inc.	34,200	257,878
#	Freebit Co. Ltd.	63,100	433,981
	Fuji Media Holdings, Inc.	140,300	1,393,419
*	GA Technologies Co. Ltd.	1,700	12,845
	Gakken Holdings Co. Ltd.	132,500	737,428
# *	giftee, Inc.	47,000	402,004
	Gree, Inc.	7,200	26,907
	GungHo Online Entertainment, Inc.	287,800	4,339,312
	Imagica Group, Inc.	100,900	396,141
	i-mobile Co. Ltd.	24,300	75,657
	Infocom Corp.	146,900	2,446,017
#	Intage Holdings, Inc.	54,400	601,976
#	IPS, Inc.	20,200	354,692
	ITmedia, Inc.	56,800	387,549
*	Japan Communications, Inc.	890,100	1,220,902
	J-Stream, Inc.	8,000	21,138
#	Kamakura Shinsho Ltd.	74,800	288,292
# *	KLab, Inc.	15,000	26,054
# *	LIFULL Co. Ltd.	392,800	572,407
	Macromill, Inc.	243,197	1,080,576
	MarkLines Co. Ltd.	72,900	1,341,555
	Marvelous, Inc.	178,200	818,384
#	Members Co. Ltd.	48,200	379,427
	MIXI, Inc.	251,400	3,807,715
# *	NexTone, Inc.	33,000	299,608
	Okinawa Cellular Telephone Co.	158,700	3,356,593
	Oricon, Inc.	23,100	112,688
*	Port, Inc.	13,400	161,202
*	PR Times Corp.	11,900	128,638
	Proto Corp.	156,700	1,280,276
*	Sharingtechnology, Inc.	79,700	326,082
	SKY Perfect JSAT Holdings, Inc.	910,500	4,214,197
	Toei Co. Ltd.	5,000	587,012
	Tohokushinsha Film Corp.	94,800	752,348

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
COMMUNICATION SERVICES — (Continued)
	Trenders, Inc.	4,300	$33,511
	TV Asahi Holdings Corp.	100,500	1,083,391
	Tv Tokyo Holdings Corp.	63,700	1,212,585
	Usen-Next Holdings Co. Ltd.	95,800	2,197,420
	ValueCommerce Co. Ltd.	101,700	845,413
#	V-Cube, Inc.	76,200	181,204
	Vector, Inc.	185,900	1,316,011
*	Vision, Inc.	187,900	1,671,452
	Wowow, Inc.	28,700	206,572
	Zenrin Co. Ltd.	196,650	1,156,919
	ZIGExN Co. Ltd.	260,700	832,317

TOTAL COMMUNICATION SERVICES			57,215,453

CONSUMER DISCRETIONARY — (14.6%)
	&Do Holdings Co. Ltd.	59,500	389,396
	Adastria Co. Ltd.	138,440	2,905,272
#	Adventure, Inc.	8,800	297,200
#	Aeon Fantasy Co. Ltd.	48,932	875,644
	Ahresty Corp.	128,600	633,192
	Ainavo Holdings Co. Ltd.	5,600	41,678
# *	Airtrip Corp.	91,800	1,100,272
	Aisan Industry Co. Ltd.	211,600	1,676,327
# *	Akebono Brake Industry Co. Ltd.	596,900	480,367
	Alleanza Holdings Co. Ltd.	80,800	538,155
#	Alpen Co. Ltd.	98,500	1,276,162
#	Alpha Corp.	31,700	295,365
	Amiyaki Tei Co. Ltd.	26,114	635,052
	AOKI Holdings, Inc.	218,400	1,430,579
	Aoyama Trading Co. Ltd.	235,200	2,359,129
	Arata Corp.	86,800	3,230,526
	ARCLANDS Corp.	221,676	2,374,497
	Asahi Co. Ltd.	99,500	856,006
	Ashimori Industry Co. Ltd.	26,599	364,078
	ASKUL Corp.	235,700	3,076,919
	Asti Corp.	19,400	459,818
*	Atsugi Co. Ltd.	18,000	51,534
	Aucnet, Inc.	66,500	774,252
#	Autobacs Seven Co. Ltd.	429,100	4,413,719
	Avantia Co. Ltd.	53,900	302,038
	Beauty Garage, Inc.	44,600	661,402
	Beenos, Inc.	8,100	76,736
	Belluna Co. Ltd.	299,300	1,216,136
	Benesse Holdings, Inc.	395,943	4,681,384
#	Bic Camera, Inc.	476,600	3,608,303
#	Bike O & Co. Ltd.	9,700	42,651
#	Bookoff Group Holdings Ltd.	66,600	458,556
#	BuySell Technologies Co. Ltd.	6,200	148,783
	Casio Computer Co. Ltd.	25,900	207,537
	Central Automotive Products Ltd.	80,500	1,802,930
#	Central Sports Co. Ltd.	40,968	652,567
	Chikaranomoto Holdings Co. Ltd.	69,100	864,360
#	Chiyoda Co. Ltd.	108,500	599,011
#	Chofu Seisakusho Co. Ltd.	113,200	1,613,385
	Chuo Spring Co. Ltd.	81,700	385,707
	Cleanup Corp.	117,400	546,999
#	Colowide Co. Ltd.	316,800	4,932,584
	Corona Corp.	95,400	573,839
	Create Restaurants Holdings, Inc.	694,000	4,809,767
*	CROOZ, Inc.	2,800	16,745

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Curves Holdings Co. Ltd.	218,500	$953,132
	Daido Metal Co. Ltd.	224,100	782,125
#	Daikoku Denki Co. Ltd.	54,600	1,594,150
	Daikyonishikawa Corp.	227,800	1,139,506
	Daimaruenawin Co. Ltd.	3,400	26,371
	Dainichi Co. Ltd.	53,300	251,568
	DCM Holdings Co. Ltd.	691,600	5,400,373
	DD GROUP Co. Ltd.	29,200	264,882
	Doshisha Co. Ltd.	130,800	1,947,199
	Doutor Nichires Holdings Co. Ltd.	186,086	2,686,838
	Eagle Industry Co. Ltd.	165,400	1,803,117
	EAT&HOLDINGS Co. Ltd.	34,400	455,275
#	EDION Corp.	510,200	5,088,622
	ES-Con Japan Ltd.	53,000	309,303
	Eslead Corp.	47,700	982,789
	Exedy Corp.	181,900	3,037,071
	FCC Co. Ltd.	220,300	2,614,084
#	Felissimo Corp.	20,600	123,153
#	First Juken Co. Ltd.	43,200	313,229
	FJ Next Holdings Co. Ltd.	106,600	744,824
	Food & Life Cos. Ltd.	473,500	7,980,732
	Foster Electric Co. Ltd.	115,400	686,766
#	F-Tech, Inc.	29,700	137,852
#	Fuji Corp.	72,800	820,887
	Fuji Corp. Ltd.	171,000	815,910
	Fuji Kyuko Co. Ltd.	102,800	2,901,657
	Fujibo Holdings, Inc.	61,600	1,404,476
	Fujikura Composites, Inc.	111,200	868,448
#	Fujishoji Co. Ltd.	51,100	431,180
*	Fujita Kanko, Inc.	13,300	365,535
	Fujitsu General Ltd.	21,500	382,371
	FuKoKu Co. Ltd.	66,400	643,976
	Furukawa Battery Co. Ltd.	88,000	518,916
	Furyu Corp.	113,100	1,191,681
	Futaba Industrial Co. Ltd.	299,600	1,476,162
	Gakkyusha Co. Ltd.	49,300	660,598
	Genki Sushi Co. Ltd.	66,200	1,151,715
#	Geo Holdings Corp.	156,700	2,449,754
#	Gift Holdings, Inc.	50,900	727,028
	GLOBERIDE, Inc.	106,198	1,370,514
#	Golf Digest Online, Inc.	4,900	22,790
	Greens Co. Ltd.	22,000	230,134
	GSI Creos Corp.	63,184	834,376
	G-Tekt Corp.	138,500	1,616,385
	Gunze Ltd.	94,300	2,827,697
#	Hagihara Industries, Inc.	77,700	830,110
#	Hamee Corp.	31,500	194,326
	Handsman Co. Ltd.	43,500	303,485
	Happinet Corp.	97,600	1,652,746
	Hard Off Corp. Co. Ltd.	58,800	571,248
	Heiwa Corp.	342,300	4,845,363
#	HI-LEX Corp.	127,500	1,117,414
	Himaraya Co. Ltd.	17,800	107,970
	H-One Co. Ltd.	100,900	515,701
	Honeys Holdings Co. Ltd.	116,940	1,182,357
#	Hoosiers Holdings Co. Ltd.	207,900	1,469,440
	Hotland Co. Ltd.	52,900	697,509
#	I K K Holdings, Inc.	5,800	24,903
#	IBJ, Inc.	117,900	505,487

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Ichibanya Co. Ltd.	31,658	$1,116,810
	Ichikoh Industries Ltd.	194,100	679,784
	IDOM, Inc.	332,100	1,998,470
	IJTT Co. Ltd.	128,380	568,404
#	Imasen Electric Industrial	37,400	143,506
# *	Istyle, Inc.	292,398	845,498
* ††	Izuhakone Railway Co. Ltd.	300	0
	Izumi Co. Ltd.	126,600	3,201,146
*	Jade Group, Inc.	42,000	406,441
	JANOME Corp.	95,700	456,937
	Japan Best Rescue System Co. Ltd.	60,700	241,589
	Japan Wool Textile Co. Ltd.	308,400	2,803,832
#	JINS Holdings, Inc.	80,400	2,219,425
# *	Joban Kosan Co. Ltd.	40,199	316,385
	Joshin Denki Co. Ltd.	106,200	1,686,975
	Joyful Honda Co. Ltd.	152,800	1,794,665
	JP-Holdings, Inc.	305,200	711,942
	JVCKenwood Corp.	997,100	4,285,280
# *	Kappa Create Co. Ltd.	20,500	215,392
	Kawai Musical Instruments Manufacturing Co. Ltd.	35,100	892,335
#	Keiyo Co. Ltd.	245,000	2,109,753
	KeyHolder, Inc.	3,600	20,772
	KFC Holdings Japan Ltd.	88,100	1,754,972
#	King Co. Ltd.	54,100	238,080
	Kintetsu Department Store Co. Ltd.	6,800	126,851
	Ki-Star Real Estate Co. Ltd.	55,199	1,555,083
*	KNT-CT Holdings Co. Ltd.	1,100	9,218
	Kohnan Shoji Co. Ltd.	152,900	3,963,620
#	Kojima Co. Ltd.	197,700	864,134
	Komatsu Matere Co. Ltd.	179,734	855,358
	KOMEDA Holdings Co. Ltd.	297,600	5,430,456
#	Komehyo Holdings Co. Ltd.	42,400	1,330,718
	Komeri Co. Ltd.	194,700	4,037,266
#	Konaka Co. Ltd.	129,706	335,021
	Koshidaka Holdings Co. Ltd.	178,800	1,272,095
#	Kotobukiya Co. Ltd.	5,400	72,700
	K’s Holdings Corp.	486,600	4,528,195
	KU Holdings Co. Ltd.	115,500	843,807
	Kurabo Industries Ltd.	91,800	1,374,365
	Kushikatsu Tanaka Holdings Co., Class C	2,100	23,920
	KYB Corp.	110,600	3,267,340
#	Kyoritsu Maintenance Co. Ltd.	179,000	6,846,028
	LEC, Inc.	142,200	964,037
	LITALICO, Inc.	112,700	1,514,261
	Look Holdings, Inc.	37,100	493,332
	Mamiya-Op Co. Ltd.	1,800	18,059
#	Mars Group Holdings Corp.	75,500	1,296,164
#	Maruzen CHI Holdings Co. Ltd.	101,100	219,207
	Matsuoka Corp.	6,800	72,032
# *	Media Do Co. Ltd.	49,200	425,287
	Meiwa Estate Co. Ltd.	73,200	564,524
#	Mikuni Corp.	143,700	410,017
	Mitsuba Corp.	191,988	884,351
	Mizuno Corp.	109,700	3,218,102
	Monogatari Corp.	188,900	5,115,515
	Morito Co. Ltd.	107,800	945,005
	MrMax Holdings Ltd.	142,525	585,283
	Murakami Corp.	31,800	646,593
	Musashi Seimitsu Industry Co. Ltd.	291,800	2,808,488

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
	Nafco Co. Ltd.	54,200	$662,825
	Nagase Brothers, Inc.	600	7,443
	Nagawa Co. Ltd.	31,800	1,293,550
	Nakayamafuku Co. Ltd.	41,800	96,821
	New Art Holdings Co. Ltd.	36,134	417,603
#	Nextage Co. Ltd.	276,300	3,817,448
	NHK Spring Co. Ltd.	923,687	6,536,013
	Nichirin Co. Ltd.	61,160	1,212,248
#	Nihon House Holdings Co. Ltd.	222,000	511,853
	Nihon Plast Co. Ltd.	48,300	141,498
	Nihon Tokushu Toryo Co. Ltd.	75,300	584,752
#	Nippon Felt Co. Ltd.	84,000	229,600
	Nippon Seiki Co. Ltd.	281,900	2,007,094
	Nishikawa Rubber Co. Ltd.	38,500	341,428
	Nishimatsuya Chain Co. Ltd.	242,400	3,113,397
	Nissan Shatai Co. Ltd.	406,800	2,327,865
	Nissan Tokyo Sales Holdings Co. Ltd.	166,400	503,963
	NITTAN Corp.	22,400	45,430
	Nojima Corp.	392,300	3,493,917
	NOK Corp.	108,180	1,282,342
	NPR-RIKEN Corp.	130,298	1,476,840
	Ohashi Technica, Inc.	67,600	765,899
	Ohsho Food Service Corp.	67,800	3,134,032
	Onward Holdings Co. Ltd.	584,500	1,850,739
	Ootoya Holdings Co. Ltd.	2,100	71,704
#	Ozu Corp.	22,200	229,484
	Pacific Industrial Co. Ltd.	264,400	2,427,115
	PAL GROUP Holdings Co. Ltd.	262,200	3,391,509
	PALTAC Corp.	55,500	1,799,115
#	Paris Miki Holdings, Inc.	79,500	191,219
*	PIA Corp.	1,700	39,749
	Piolax, Inc.	168,500	2,488,517
	Press Kogyo Co. Ltd.	563,500	2,413,484
	Pressance Corp.	111,400	1,201,855
	QB Net Holdings Co. Ltd.	45,500	500,779
#	Raccoon Holdings, Inc.	102,800	487,106
#	Renaissance, Inc.	3,500	20,395
	Resorttrust, Inc.	514,664	7,406,083
#	Rhythm Co. Ltd.	34,000	536,045
	Riberesute Corp.	38,900	203,379
	Ride On Express Holdings Co. Ltd.	36,600	251,880
# *	Right On Co. Ltd.	84,225	240,867
	Ringer Hut Co. Ltd.	15,000	229,080
	Riso Kyoiku Co. Ltd.	654,700	1,098,627
#	Rock Field Co. Ltd.	94,800	982,592
	Roland Corp.	66,200	1,914,105
	Round One Corp.	1,185,300	4,299,695
#	Royal Holdings Co. Ltd.	36,800	627,179
	Sac’s Bar Holdings, Inc.	104,150	578,860
	Saizeriya Co. Ltd.	17,900	727,305
	San Holdings, Inc.	119,800	816,771
# *	Sanden Corp.	10,400	11,927
	Sangetsu Corp.	276,750	5,200,941
	Sankyo Seiko Co. Ltd.	232,800	1,207,648
	Sanoh Industrial Co. Ltd.	154,900	904,703
	Sanyo Shokai Ltd.	51,099	922,309
	Scroll Corp.	181,700	1,134,330
	Seiko Group Corp.	165,881	2,590,420
#	Seiren Co. Ltd.	265,200	3,933,959

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
# *	Senshukai Co. Ltd.	174,600	$464,674
	Seria Co. Ltd.	220,224	3,052,391
#	Shidax Corp.	133,200	644,172
	Shikibo Ltd.	62,826	444,607
	Shin-Nihon Tatemono Co. Ltd.	29,800	118,672
#	Shoei Co. Ltd.	308,400	4,109,047
#	Snow Peak, Inc.	164,500	1,101,022
	SNT Corp.	122,900	196,683
#	Soft99 Corp.	84,400	768,698
#	Sotoh Co. Ltd.	49,100	223,603
	Souken Ace Co. Ltd.	33,600	6,225
	SPK Corp.	48,600	577,432
#	Sprix, Inc.	34,300	182,222
	St. Marc Holdings Co. Ltd.	47,800	608,040
	Step Co. Ltd.	60,800	700,350
#	Suminoe Textile Co. Ltd.	9,000	131,334
	Sumitomo Riko Co. Ltd.	215,710	1,347,207
#	Suncall Corp.	115,600	372,938
	Syuppin Co. Ltd.	126,200	866,883
#	T RAD Co. Ltd.	33,400	460,569
	Tachikawa Corp.	63,600	588,764
	Tachi-S Co. Ltd.	180,140	1,976,439
#	Taiho Kogyo Co. Ltd.	91,001	470,892
#	Takasho Co. Ltd.	17,600	70,397
#	Take & Give Needs Co. Ltd.	19,168	119,396
#	Tama Home Co. Ltd.	92,400	2,087,801
	Tamron Co. Ltd.	105,700	2,877,481
#	Tbk Co. Ltd.	133,900	335,758
#	Tear Corp.	53,700	164,043
	Temairazu, Inc.	1,800	24,617
	T-Gaia Corp.	131,100	1,561,462
#	Tigers Polymer Corp.	61,000	263,464
	Toa Corp.	134,200	921,141
	Tokai Rika Co. Ltd.	321,100	5,038,797
	Token Corp.	44,650	2,343,245
	Tokyo Base Co. Ltd.	39,900	77,495
#	Tokyo Individualized Educational Institute, Inc.	106,500	354,270
	Tokyotokeiba Co. Ltd.	92,400	2,392,783
	Tomy Co. Ltd.	549,293	7,576,172
	Topre Corp.	213,900	2,304,862
#	Toridoll Holdings Corp.	235,700	5,703,743
	Torikizoku Holdings Co. Ltd.	8,500	167,285
	Tosho Co. Ltd.	14,900	96,594
	Toyo Tire Corp.	446,700	6,634,899
	TPR Co. Ltd.	141,762	1,661,727
#	Treasure Factory Co. Ltd.	56,700	447,546
	TS Tech Co. Ltd.	444,986	4,983,927
	TSI Holdings Co. Ltd.	288,595	1,540,771
	Tsuburaya Fields Holdings, Inc.	216,100	2,352,766
#	Tsutsumi Jewelry Co. Ltd.	36,000	549,059
#	Twinbird Corp.	9,200	30,722
	Unipres Corp.	220,897	1,556,969
	United Arrows Ltd.	43,400	553,955
*	Unitika Ltd.	347,200	452,635
	Universal Entertainment Corp.	113,600	1,620,414
#	Valuence Holdings, Inc.	4,100	42,124
*	Village Vanguard Co. Ltd.	36,600	271,648
	VT Holdings Co. Ltd.	474,400	1,597,509
	Wacoal Holdings Corp.	262,300	5,995,519

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
#	Waseda Academy Co. Ltd.	43,600	$401,953
	Watami Co. Ltd.	17,400	130,576
#	Watts Co. Ltd.	48,500	176,927
	Weds Co. Ltd.	14,500	58,969
	World Co. Ltd.	94,100	972,443
	Xebio Holdings Co. Ltd.	151,996	978,243
	Yachiyo Industry Co. Ltd.	12,400	114,511
	Yagi & Co. Ltd.	18,600	175,921
	Yamae Group Holdings Co. Ltd.	14,100	336,644
	Yasunaga Corp.	19,600	93,844
	Yellow Hat Ltd.	217,900	2,636,358
	Yondoshi Holdings, Inc.	84,020	1,053,825
	Yonex Co. Ltd.	188,500	2,042,180
#	Yorozu Corp.	97,000	576,993
	Yoshinoya Holdings Co. Ltd.	333,700	7,798,729
	Yossix Holdings Co. Ltd.	9,900	184,969
	Yutaka Giken Co. Ltd.	8,700	112,134

TOTAL CONSUMER DISCRETIONARY			410,381,009

CONSUMER STAPLES — (8.4%)
	Aeon Hokkaido Corp.	183,400	1,067,103
	AFC-HD AMS Life Science Co. Ltd.	47,100	239,236
	Ain Holdings, Inc.	124,300	3,514,494
#	Albis Co. Ltd.	35,813	588,431
	Arcs Co. Ltd.	263,600	5,036,990
	Artnature, Inc.	111,500	595,524
	Axial Retailing, Inc.	107,000	2,740,557
	Axxzia, Inc.	4,800	30,715
	Belc Co. Ltd.	66,900	3,137,676
	Bourbon Corp.	54,800	825,368
	Bull-Dog Sauce Co. Ltd.	3,000	42,079
	Cawachi Ltd.	79,400	1,327,841
	C’BON COSMETICS Co. Ltd.	10,800	105,430
	Chubu Shiryo Co. Ltd.	138,700	998,679
	Chuo Gyorui Co. Ltd.	9,800	196,506
	Como Co. Ltd.	2,600	47,236
	Cota Co. Ltd.	124,950	1,347,338
	Create SD Holdings Co. Ltd.	144,100	3,090,197
	Daikokutenbussan Co. Ltd.	33,700	1,428,171
	Delica Foods Holdings Co. Ltd.	59,900	242,965
	DyDo Group Holdings, Inc.	56,600	2,190,523
	Ebara Foods Industry, Inc.	30,900	600,238
#	Eco’s Co. Ltd.	45,800	655,854
#	Ensuiko Sugar Refining Co. Ltd.	86,200	141,071
	Ezaki Glico Co. Ltd.	214,900	6,246,534
	Fancl Corp.	276,383	4,132,080
	Feed One Co. Ltd.	145,048	740,787
	Fuji Oil Holdings, Inc.	240,200	3,815,410
	Fujicco Co. Ltd.	112,400	1,450,326
#	Fujiya Co. Ltd.	68,900	1,137,305
#	G-7 Holdings, Inc.	141,300	1,079,012
	Genky DrugStores Co. Ltd.	50,300	1,915,457
	H2O Retailing Corp.	506,645	5,427,738
	HABA Laboratories, Inc.	15,000	230,513
	Hagoromo Foods Corp.	17,900	362,223
	Halows Co. Ltd.	56,100	1,576,043
	Heiwado Co. Ltd.	182,800	2,989,894
	Hokkaido Coca-Cola Bottling Co. Ltd.	37,398	646,063
	Hokuto Corp.	139,200	1,670,564

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	House Foods Group, Inc.	34,100	$720,058
#	Ichimasa Kamaboko Co. Ltd.	38,800	183,794
	Imuraya Group Co. Ltd.	57,947	900,944
#	Inageya Co. Ltd.	39,100	414,370
*	I-NE Co. Ltd.	26,700	501,056
	Itochu-Shokuhin Co. Ltd.	35,100	1,523,100
	Itoham Yonekyu Holdings, Inc.	144,280	3,987,339
	Iwatsuka Confectionery Co. Ltd.	8,700	291,050
	JM Holdings Co. Ltd.	79,700	1,092,863
	J-Oil Mills, Inc.	116,900	1,372,484
	Kadoya Sesame Mills, Inc.	15,600	359,038
	Kagome Co. Ltd.	134,700	2,802,211
	Kakiyasu Honten Co. Ltd.	53,400	876,526
	Kameda Seika Co. Ltd.	66,800	1,805,488
#	Kaneko Seeds Co. Ltd.	44,700	421,387
	Kanemi Co. Ltd.	1,200	24,027
	Kanro, Inc.	5,300	79,779
	Kato Sangyo Co. Ltd.	148,900	4,186,628
	Kenko Mayonnaise Co. Ltd.	64,877	672,367
	Kibun Foods, Inc.	13,800	106,806
	Koike-ya, Inc.	300	16,678
	Kotobuki Spirits Co. Ltd.	277,900	3,690,227
	Kusuri No. Aoki Holdings Co. Ltd.	90,500	5,929,348
	Kyokuyo Co. Ltd.	56,899	1,447,839
#	Lacto Japan Co. Ltd.	47,000	619,092
	Life Corp.	87,700	2,067,315
	Mandom Corp.	216,800	1,988,637
	Marudai Food Co. Ltd.	111,400	1,231,687
	Maruha Nichiro Corp.	228,787	3,916,480
	Maxvalu Tokai Co. Ltd.	47,600	940,632
	Medical System Network Co. Ltd.	130,800	403,014
	Megmilk Snow Brand Co. Ltd.	266,000	4,287,377
#	Meito Sangyo Co. Ltd.	54,100	580,018
	Milbon Co. Ltd.	160,652	4,247,116
	Ministop Co. Ltd.	84,200	850,808
	Mitsubishi Shokuhin Co. Ltd.	99,700	2,628,884
	Mitsui DM Sugar Holdings Co. Ltd.	109,370	2,223,199
#	Miyoshi Oil & Fat Co. Ltd.	29,900	259,294
	Morinaga & Co. Ltd.	212,599	7,667,235
	Morinaga Milk Industry Co. Ltd.	167,000	6,513,824
	Morozoff Ltd.	37,400	929,643
#	MTG Co. Ltd.	24,700	234,356
	Nagatanien Holdings Co. Ltd.	69,000	1,043,247
	Nakamuraya Co. Ltd.	25,999	532,681
	Natori Co. Ltd.	65,000	858,877
#	Nichimo Co. Ltd.	16,300	424,551
	Nihon Chouzai Co. Ltd.	73,420	689,292
	Niitaka Co. Ltd.	12,960	179,518
	Nippn Corp.	327,800	4,992,167
	Nippon Beet Sugar Manufacturing Co. Ltd.	60,000	762,278
	Nishimoto Co. Ltd.	19,500	773,464
	Nisshin Oillio Group Ltd.	151,900	4,242,493
	Nissui Corp.	1,771,500	8,596,290
	Nitto Fuji Flour Milling Co. Ltd.	16,200	514,782
	Noevir Holdings Co. Ltd.	89,400	3,135,566
#	Oenon Holdings, Inc.	294,200	778,995
	OIE Sangyo Co. Ltd.	22,000	277,100
# *	Oisix ra daichi, Inc.	168,100	1,279,185
	Okuwa Co. Ltd.	168,800	946,903

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER STAPLES — (Continued)
	OUG Holdings, Inc.	21,300	$336,761
	Pickles Holdings Co. Ltd.	56,900	450,220
	Pigeon Corp.	722,925	7,675,931
	Premium Water Holdings, Inc.	8,100	159,359
	Prima Meat Packers Ltd.	171,000	2,601,637
	Qol Holdings Co. Ltd.	152,400	1,759,166
#	Retail Partners Co. Ltd.	109,800	1,252,179
	Riken Vitamin Co. Ltd.	139,200	2,081,045
	Rokko Butter Co. Ltd.	76,700	707,741
	S Foods, Inc.	111,262	2,353,601
	S&B Foods, Inc.	41,698	1,093,764
#	Sagami Rubber Industries Co. Ltd.	56,000	325,277
	San-A Co. Ltd.	120,000	3,717,412
	Sapporo Holdings Ltd.	258,920	9,115,564
	Sato Foods Co. Ltd.	800	28,525
	Satudora Holdings Co. Ltd.	3,900	19,846
	Shinnihonseiyaku Co. Ltd.	45,600	447,461
	Shinobu Foods Products Co. Ltd.	1,600	10,802
#	Shoei Foods Corp.	25,200	714,126
	Showa Sangyo Co. Ltd.	114,300	2,286,860
	Soiken Holdings, Inc.	17,400	24,277
	ST Corp.	38,000	380,963
	Starzen Co. Ltd.	86,100	1,465,340
	STI Foods Holdings, Inc.	500	13,318
	Takara Holdings, Inc.	688,377	5,738,098
	Toho Co. Ltd.	49,900	1,011,110
	Torigoe Co. Ltd.	92,100	448,074
	Transaction Co. Ltd.	89,700	1,159,043
#	United Super Markets Holdings, Inc.	336,900	2,391,124
	Valor Holdings Co. Ltd.	216,000	3,381,354
	Warabeya Nichiyo Holdings Co. Ltd.	84,760	1,947,187
	Watahan & Co. Ltd.	87,600	771,865
	Wellneo Sugar Co. Ltd.	98,300	1,331,487
	Yaizu Suisankagaku Industry Co. Ltd.	57,700	455,847
	YAKUODO Holdings Co. Ltd.	64,600	1,189,896
#	YA-MAN Ltd.	191,300	1,346,862
	Yamatane Corp.	59,000	867,969
#	Yamaya Corp.	23,500	448,026
#	Yamazawa Co. Ltd.	11,800	97,015
#	Yaoko Co. Ltd.	67,800	3,490,499
#	Yokorei Co. Ltd.	296,900	2,282,945
	Yomeishu Seizo Co. Ltd.	43,800	539,713
*	Yoshimura Food Holdings KK	21,400	156,494
	Yuasa Funashoku Co. Ltd.	14,300	281,818
#	Yukiguni Maitake Co. Ltd.	67,200	398,644
	Yutaka Foods Corp.	3,900	45,017

TOTAL CONSUMER STAPLES			237,432,840

ENERGY — (0.8%)
#	BP Castrol KK	44,100	262,520
#	Fuji Oil Co. Ltd.	255,300	535,689
	Itochu Enex Co. Ltd.	346,100	3,401,961
	Japan Oil Transportation Co. Ltd.	6,100	115,907
	Japan Petroleum Exploration Co. Ltd.	215,300	7,372,216
	Mitsuuroko Group Holdings Co. Ltd.	195,200	1,678,369
*	Modec, Inc.	12,600	138,583
*	Nippon Coke & Engineering Co. Ltd.	949,100	698,405
	Sala Corp.	305,500	1,497,788
	San-Ai Obbli Co. Ltd.	380,000	4,103,047

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
	Sinanen Holdings Co. Ltd.	46,500	$1,249,926
	Toyo Kanetsu KK	48,100	1,058,050

TOTAL ENERGY			22,112,461

FINANCIALS — (10.0%)
	77 Bank Ltd.	351,052	7,824,613
	Advance Create Co. Ltd.	1,100	6,961
	AEON Financial Service Co. Ltd.	353,100	2,910,765
	Aichi Financial Group, Inc.	223,570	3,518,763
	Aiful Corp.	1,118,100	2,815,910
#	Aizawa Securities Group Co. Ltd.	200,800	1,551,081
	Akatsuki Corp.	144,000	393,355
	Akita Bank Ltd.	87,640	1,215,619
	Anicom Holdings, Inc.	159,000	576,273
#	Aozora Bank Ltd.	250,600	5,111,411
# *	Aruhi Corp.	50,500	273,928
	Asax Co. Ltd.	9,300	39,852
	Awa Bank Ltd.	197,700	3,284,443
	Bank of Iwate Ltd.	82,982	1,506,012
#	Bank of Kochi Ltd.	42,600	291,176
	Bank of Nagoya Ltd.	66,130	2,669,000
	Bank of Saga Ltd.	75,220	1,025,726
	Bank of the Ryukyus Ltd.	239,880	1,981,656
#	Bank of Toyama Ltd.	9,200	106,664
#	Casa, Inc.	25,900	140,406
	Chiba Kogyo Bank Ltd.	278,458	1,818,860
	Chugin Financial Group, Inc.	686,300	5,472,185
	Daishi Hokuetsu Financial Group, Inc.	238,700	6,233,165
	Daito Bank Ltd.	6,800	35,361
	eGuarantee, Inc.	213,300	2,463,837
	Ehime Bank Ltd.	202,873	1,502,011
#	Entrust, Inc.	54,900	306,962
	FIDEA Holdings Co. Ltd.	108,390	1,167,909
#	Financial Partners Group Co. Ltd.	241,100	2,290,229
*	Fintech Global, Inc.	24,600	9,337
	First Bank of Toyama Ltd.	311,400	2,036,262
#	First Brothers Co. Ltd.	13,900	104,803
	Fukui Bank Ltd.	117,300	1,264,095
	Fuyo General Lease Co. Ltd.	32,000	2,601,622
#	GMO Financial Gate, Inc.	19,200	1,076,406
#	GMO Financial Holdings, Inc.	243,300	1,105,742
	Gunma Bank Ltd.	2,072,540	10,015,697
	Hirogin Holdings, Inc.	1,509,400	9,597,788
#	Hirose Tusyo, Inc.	20,800	393,987
	Hokkoku Financial Holdings, Inc.	139,100	4,602,383
	Hokuhoku Financial Group, Inc.	688,853	8,042,412
	HS Holdings Co. Ltd.	137,296	917,652
	Hyakugo Bank Ltd.	1,361,409	5,147,425
	Hyakujushi Bank Ltd.	131,000	2,494,502
	Ichiyoshi Securities Co. Ltd.	178,800	830,954
	IwaiCosmo Holdings, Inc.	118,400	1,410,826
	Iyogin Holdings, Inc.	841,218	6,055,370
#	J Trust Co. Ltd.	67,841	215,206
	Jaccs Co. Ltd.	139,800	4,805,391
	JAFCO Group Co. Ltd.	527,200	5,678,375
	Japan Investment Adviser Co. Ltd.	69,300	741,459
	Japan Securities Finance Co. Ltd.	577,000	5,745,665
	Jimoto Holdings, Inc.	37,950	116,735
	J-Lease Co. Ltd.	31,900	401,361

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Juroku Financial Group, Inc.	188,800	$5,086,658
	Keiyo Bank Ltd.	585,846	2,658,090
	Kita-Nippon Bank Ltd.	43,506	670,065
	Kiyo Bank Ltd.	397,390	4,102,226
	Kyokuto Securities Co. Ltd.	135,800	941,507
	Kyushu Financial Group, Inc.	1,844,437	11,622,672
	Kyushu Leasing Service Co. Ltd.	34,000	210,397
	M&A Capital Partners Co. Ltd.	85,900	1,559,300
#	Marusan Securities Co. Ltd.	336,700	1,827,083
	Matsui Securities Co. Ltd.	626,100	3,113,960
	Mercuria Holdings Co. Ltd.	58,400	290,601
	Mito Securities Co. Ltd.	302,600	880,167
	Miyazaki Bank Ltd.	89,000	1,730,364
	Mizuho Leasing Co. Ltd.	173,100	5,507,135
#	Monex Group, Inc.	1,088,600	4,787,848
#	Money Partners Group Co. Ltd.	49,200	92,556
#	Mortgage Service Japan Ltd.	26,100	89,783
	Musashino Bank Ltd.	172,900	3,260,095
	Nanto Bank Ltd.	158,400	2,851,149
	NEC Capital Solutions Ltd.	60,200	1,241,124
	Nishi-Nippon Financial Holdings, Inc.	739,500	8,831,931
	North Pacific Bank Ltd.	1,701,800	4,382,460
	Ogaki Kyoritsu Bank Ltd.	210,400	2,938,295
	Oita Bank Ltd.	85,999	1,590,926
	Okasan Securities Group, Inc.	946,200	4,278,499
	Okinawa Financial Group, Inc.	121,060	2,019,163
	Orient Corp.	278,390	2,075,346
	Premium Group Co. Ltd.	185,900	1,993,911
	Procrea Holdings, Inc.	233,772	3,023,635
	Ricoh Leasing Co. Ltd.	95,200	2,847,225
	San ju San Financial Group, Inc.	117,893	1,535,558
	San-In Godo Bank Ltd.	937,900	6,460,024
	SBI Global Asset Management Co. Ltd.	145,400	518,996
	Senshu Ikeda Holdings, Inc.	1,298,928	3,052,678
	Shiga Bank Ltd.	279,100	7,380,889
	Shikoku Bank Ltd.	220,300	1,575,010
	Shimizu Bank Ltd.	58,200	643,616
	Sparx Group Co. Ltd.	115,060	1,101,493
#	Strike Co. Ltd.	51,700	1,265,238
	Suruga Bank Ltd.	883,900	3,776,750
	Taiko Bank Ltd.	41,800	410,270
	Tochigi Bank Ltd.	544,300	1,276,955
	Toho Bank Ltd.	1,186,500	2,293,792
	Tohoku Bank Ltd.	59,900	480,013
	Tokai Tokyo Financial Holdings, Inc.	1,150,174	3,906,582
	Tokyo Kiraboshi Financial Group, Inc.	165,038	4,871,230
	Tomato Bank Ltd.	25,600	199,575
	TOMONY Holdings, Inc.	871,143	2,935,600
#	Tottori Bank Ltd.	50,400	449,416
	Towa Bank Ltd.	199,900	897,069
	Toyo Securities Co. Ltd.	365,300	701,697
	Traders Holdings Co. Ltd.	13,720	57,151
	Tsukuba Bank Ltd.	420,100	834,997
*	UNIVA Oak Holdings Ltd.	51,500	30,691
#	Wellnet Corp.	59,600	214,347
	Yamagata Bank Ltd.	143,600	1,109,545
	Yamaguchi Financial Group, Inc.	1,237,672	11,358,673
	Yamanashi Chuo Bank Ltd.	151,126	1,886,448

TOTAL FINANCIALS			281,674,062

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (5.0%)
	Amvis Holdings, Inc.	115,400	$1,968,628
	As One Corp.	144,500	4,605,196
	ASKA Pharmaceutical Holdings Co. Ltd.	130,700	1,480,894
	Astena Holdings Co. Ltd.	194,800	696,083
	BML, Inc.	145,400	2,751,594
#	Carenet, Inc.	130,800	746,012
#	CellSource Co. Ltd.	21,100	251,462
	Charm Care Corp. KK	110,200	804,195
#	CMIC Holdings Co. Ltd.	63,200	716,565
	Create Medic Co. Ltd.	36,700	216,850
	Daiken Medical Co. Ltd.	103,800	365,538
	Daito Pharmaceutical Co. Ltd.	81,338	1,039,139
	Eiken Chemical Co. Ltd.	205,400	2,025,952
	Elan Corp.	189,200	935,207
	EM Systems Co. Ltd.	62,300	296,267
	FALCO HOLDINGS Co. Ltd.	53,300	714,550
	FINDEX, Inc.	92,700	511,180
	France Bed Holdings Co. Ltd.	136,055	1,070,070
	Fuji Pharma Co. Ltd.	95,200	735,406
	Fukuda Denshi Co. Ltd.	125,900	4,498,887
	Fuso Pharmaceutical Industries Ltd.	40,800	526,311
# *	GNI Group Ltd.	89,700	1,191,364
	H.U. Group Holdings, Inc.	330,400	5,552,711
	Hogy Medical Co. Ltd.	66,700	1,449,269
	Hoshi Iryo-Sanki Co. Ltd.	9,600	243,782
#	I’rom Group Co. Ltd.	38,400	438,048
*	Japan Hospice Holdings, Inc.	17,700	265,224
	Japan Lifeline Co. Ltd.	365,800	2,789,357
	Japan Medical Dynamic Marketing, Inc.	99,400	470,896
	JCR Pharmaceuticals Co. Ltd.	125,332	959,218
	Jeol Ltd.	252,800	7,137,389
	JMS Co. Ltd.	104,457	367,591
	Kaken Pharmaceutical Co. Ltd.	110,700	2,451,468
	Kanamic Network Co. Ltd.	134,400	408,336
	Kissei Pharmaceutical Co. Ltd.	174,100	3,682,382
	Koa Shoji Holdings Co. Ltd.	4,100	20,072
	Kyorin Pharmaceutical Co. Ltd.	246,846	2,911,658
#	Linical Co. Ltd.	66,700	253,671
	Mani, Inc.	400,600	5,449,510
	Medical Data Vision Co. Ltd.	149,300	663,315
	Medikit Co. Ltd.	2,000	35,332
#	Medius Holdings Co. Ltd.	68,500	349,665
*	Medley, Inc.	54,500	1,575,646
	MedPeer, Inc.	30,100	177,487
	Menicon Co. Ltd.	339,690	3,938,039
#	Mizuho Medy Co. Ltd.	22,400	444,502
	Mochida Pharmaceutical Co. Ltd.	60,098	1,324,292
	Nakanishi, Inc.	351,400	7,717,880
	Nihon Kohden Corp.	134,400	3,174,361
	Nipro Corp.	856,500	6,521,787
	Paramount Bed Holdings Co. Ltd.	253,000	4,310,526
*	PeptiDream, Inc.	272,993	1,990,072
	Pharma Foods International Co. Ltd.	60,200	532,014
	PHC Holdings Corp.	9,600	90,788
	Rion Co. Ltd.	51,800	762,615
	Sawai Group Holdings Co. Ltd.	168,900	5,382,739
	Seed Co. Ltd.	68,100	355,371
	Seikagaku Corp.	225,300	1,182,670
#	Shin Nippon Biomedical Laboratories Ltd.	134,300	1,496,757

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HEALTH CARE — (Continued)
	Ship Healthcare Holdings, Inc.	323,400	$4,993,006
	Shofu, Inc.	67,400	1,125,770
#	Software Service, Inc.	18,600	1,059,800
	Solasto Corp.	334,100	1,298,998
	St-Care Holding Corp.	81,600	455,926
	StemCell Institute	4,300	62,075
	Sumitomo Pharma Co. Ltd.	699,300	2,135,422
	Suzuken Co. Ltd.	47,900	1,467,168
	Takara Bio, Inc.	175,800	1,550,343
	Techno Medica Co. Ltd.	14,700	222,160
	Toho Holdings Co. Ltd.	299,200	6,744,894
	Tokai Corp.	123,400	1,559,714
	Torii Pharmaceutical Co. Ltd.	88,300	2,133,754
	Towa Pharmaceutical Co. Ltd.	166,300	3,056,986
#	Trans Genic, Inc.	51,100	89,249
	Tsumura & Co.	285,418	5,107,063
#	Value HR Co. Ltd.	92,800	787,940
	Vital KSK Holdings, Inc.	246,500	1,664,182
	Wakamoto Pharmaceutical Co. Ltd.	85,300	111,416
	WIN-Partners Co. Ltd.	86,500	642,392
	ZERIA Pharmaceutical Co. Ltd.	59,800	794,457

TOTAL HEALTH CARE			142,086,505

INDUSTRIALS — (28.5%)
#	Abalance Corp.	12,000	258,357
	Advan Group Co. Ltd.	144,200	964,383
	Aeon Delight Co. Ltd.	115,600	2,548,954
	Aichi Corp.	223,100	1,335,682
	Aida Engineering Ltd.	303,600	1,794,438
# *	Aidma Holdings, Inc.	5,500	64,168
	Airtech Japan Ltd.	2,000	18,203
#	AIT Corp.	21,900	239,602
	Ajis Co. Ltd.	28,900	435,541
	Alconix Corp.	141,600	1,282,393
	Alinco, Inc.	80,500	506,601
	Alps Logistics Co. Ltd.	110,100	1,151,977
	Altech Corp.	101,970	1,732,891
	Anest Iwata Corp.	220,200	1,636,936
	Asahi Diamond Industrial Co. Ltd.	294,200	1,680,876
	Asahi Kogyosha Co. Ltd.	51,400	811,556
	Asanuma Corp.	79,800	1,881,614
#	Asukanet Co. Ltd.	28,600	124,188
#	AZ-COM MARUWA Holdings, Inc.	191,700	2,630,841
	Bando Chemical Industries Ltd.	207,500	2,074,136
	Bell System24 Holdings, Inc.	213,400	2,188,984
	Benefit One, Inc.	391,500	2,807,201
#	Br Holdings Corp.	181,900	440,718
	Bunka Shutter Co. Ltd.	346,800	2,924,822
	Canare Electric Co. Ltd.	20,000	197,669
	Career Design Center Co. Ltd.	1,900	24,551
#	Careerlink Co. Ltd.	30,300	493,197
	Central Glass Co. Ltd.	179,300	3,398,180
	Central Security Patrols Co. Ltd.	52,300	892,403
	Chilled & Frozen Logistics Holdings Co. Ltd.	98,500	906,284
# *	Chiyoda Corp.	897,400	2,109,729
	Chiyoda Integre Co. Ltd.	66,200	1,213,436
	Chori Co. Ltd.	67,600	1,308,419
	Chudenko Corp.	183,100	2,979,761
	Chugai Ro Co. Ltd.	33,500	478,685

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Chuo Warehouse Co. Ltd.	21,000	$149,489
	CKD Corp.	248,400	3,123,766
	CMC Corp.	30,200	264,862
	Copro-Holdings Co. Ltd.	9,300	69,720
	Cosel Co. Ltd.	146,800	1,093,211
	Creek & River Co. Ltd.	67,100	875,278
# *	CrowdWorks, Inc.	8,100	67,624
	CTI Engineering Co. Ltd.	69,200	2,081,130
	CTS Co. Ltd.	157,100	692,115
	Dai-Dan Co. Ltd.	178,400	1,751,990
	Daido Kogyo Co. Ltd.	38,800	189,102
	Daihatsu Diesel Manufacturing Co. Ltd.	108,000	598,490
	Daihen Corp.	123,600	3,895,627
	Daiho Corp.	69,700	1,780,268
	Dai-Ichi Cutter Kogyo KK	46,300	368,637
	Daiichi Jitsugyo Co. Ltd.	153,300	1,967,597
	Daiichi Kensetsu Corp.	35,200	376,828
#	Daiki Axis Co. Ltd.	41,900	202,506
	Daiseki Co. Ltd.	285,355	7,880,789
#	Daiseki Eco. Solution Co. Ltd.	8,259	52,953
	Daisue Construction Co. Ltd.	48,200	423,383
	Daiwa Industries Ltd.	174,500	1,496,363
	Denyo Co. Ltd.	96,400	1,361,786
	Dip Corp.	211,735	4,196,452
	DMG Mori Co. Ltd.	674,700	11,159,541
	DMW Corp.	4,800	114,144
	Duskin Co. Ltd.	261,100	5,692,672
	Ebara Jitsugyo Co. Ltd.	64,800	1,132,837
#	Eidai Co. Ltd.	184,700	261,799
	EJ Holdings, Inc.	30,100	321,860
	en Japan, Inc.	178,208	2,658,116
	Endo Lighting Corp.	54,600	428,304
#	Envipro Holdings, Inc.	34,400	144,539
	ERI Holdings Co. Ltd.	14,100	151,464
	EXEO Group, Inc.	493,200	10,243,644
#	F&M Co. Ltd.	44,400	600,648
# *	FDK Corp.	67,898	349,264
	Forum Engineering, Inc.	34,100	293,875
	Freund Corp.	67,856	355,150
	Fudo Tetra Corp.	97,080	1,294,566
	Fuji Corp.	375,000	5,646,693
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	56,463
	Fujikura Ltd.	631,500	4,535,504
	Fujisash Co. Ltd.	523,057	249,160
#	Fukuda Corp.	53,200	1,724,585
	Fukushima Galilei Co. Ltd.	79,400	2,628,552
	Fukuvi Chemical Industry Co. Ltd.	10,600	52,216
	Fukuyama Transporting Co. Ltd.	98,957	2,704,316
	FULLCAST Holdings Co. Ltd.	126,600	1,432,587
	Funai Soken Holdings, Inc.	241,570	3,970,422
	Furukawa Co. Ltd.	171,819	2,410,645
	Furukawa Electric Co. Ltd.	405,100	6,070,256
	Futaba Corp.	202,000	680,525
	Gakujo Co. Ltd.	5,600	62,458
	Gecoss Corp.	95,900	608,952
	Giken Ltd.	22,299	264,291
	Glory Ltd.	288,855	5,385,503
	gremz, Inc.	38,500	510,572
	GS Yuasa Corp.	393,683	6,351,327

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Hamakyorex Co. Ltd.	100,900	$2,525,983
	Hanwa Co. Ltd.	169,500	5,109,256
#	Hashimoto Sogyo Holdings Co. Ltd.	8,140	64,606
	Hazama Ando Corp.	1,150,400	8,904,120
	Helios Techno Holding Co. Ltd.	6,800	16,590
	Hibiya Engineering Ltd.	109,900	1,664,861
*	Hino Motors Ltd.	14,600	42,495
	Hirakawa Hewtech Corp.	70,800	677,532
#	Hirano Tecseed Co. Ltd.	56,700	731,455
#	Hirata Corp.	22,700	1,032,693
	Hisaka Works Ltd.	119,700	749,498
	Hitachi Zosen Corp.	1,026,379	5,354,188
	Hito Communications Holdings, Inc.	42,900	349,350
	Hokuetsu Industries Co. Ltd.	137,200	1,765,911
#	Hokuriku Electrical Construction Co. Ltd.	89,040	586,750
#	Hosokawa Micron Corp.	87,500	2,455,882
	Howa Machinery Ltd.	60,800	304,691
	Ichiken Co. Ltd.	28,197	378,185
	Ichinen Holdings Co. Ltd.	125,100	1,149,640
	Idec Corp.	187,600	3,366,215
#	Iino Kaiun Kaisha Ltd.	490,700	3,519,644
	Imura & Co. Ltd.	13,700	104,092
	Inaba Denki Sangyo Co. Ltd.	319,300	6,658,322
	Inaba Seisakusho Co. Ltd.	60,400	603,186
	Inabata & Co. Ltd.	280,200	5,849,739
	Insource Co. Ltd.	295,300	1,740,515
	Integrated Design & Engineering Holdings Co. Ltd.	74,200	1,647,053
#	Inui Global Logistics Co. Ltd.	80,380	649,197
#	IR Japan Holdings Ltd.	53,500	480,950
	Iseki & Co. Ltd.	97,249	705,246
	Ishii Iron Works Co. Ltd.	11,000	197,747
	Itoki Corp.	209,900	2,021,288
	Iwaki Co. Ltd.	56,100	677,126
	JAC Recruitment Co. Ltd.	107,500	1,715,910
*	Jamco Corp.	7,000	68,944
	Japan Elevator Service Holdings Co. Ltd.	375,300	4,973,533
#	Japan Foundation Engineering Co. Ltd.	119,000	340,505
	Japan Pulp & Paper Co. Ltd.	72,300	2,266,571
	Japan Steel Works Ltd.	80,500	1,306,089
	Japan Transcity Corp.	244,600	1,073,847
	JDC Corp.	79,900	320,755
	JK Holdings Co. Ltd.	87,140	553,903
#	Juki Corp.	168,100	663,312
	Kamei Corp.	148,700	1,540,804
	Kanaden Corp.	105,700	1,053,172
#	Kanagawa Chuo Kotsu Co. Ltd.	40,600	827,922
	Kaname Kogyo Co. Ltd.	1,300	6,667
#	Kanamoto Co. Ltd.	184,300	2,991,034
	Kandenko Co. Ltd.	625,600	5,797,014
	Kanematsu Corp.	492,625	6,657,119
	Katakura Industries Co. Ltd.	151,500	1,704,840
#	Kato Works Co. Ltd.	54,900	438,324
	Kawada Technologies, Inc.	32,300	1,424,837
	Kawata Manufacturing Co. Ltd.	20,200	141,260
	Keihin Co. Ltd.	4,500	53,542
	KFC Ltd.	8,700	74,476
	Kimura Chemical Plants Co. Ltd.	98,900	465,201
	Kimura Unity Co. Ltd.	47,000	407,346
#	King Jim Co. Ltd.	61,200	362,228

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Kitagawa Corp.	45,900	$431,085
	Kitano Construction Corp.	21,072	428,811
	Kitz Corp.	405,100	2,737,340
*	Kobe Electric Railway Co. Ltd.	35,799	655,200
	Koike Sanso Kogyo Co. Ltd.	7,000	159,299
	Kokuyo Co. Ltd.	454,525	7,045,125
	KOMAIHALTEC, Inc.	9,000	127,423
	Komatsu Wall Industry Co. Ltd.	49,300	948,135
	Komori Corp.	261,005	1,998,591
#	Kondotec, Inc.	114,200	858,674
	Konoike Transport Co. Ltd.	170,700	2,259,334
#	Kosaido Holdings Co. Ltd.	95,200	1,863,281
	Kozo Keikaku Engineering, Inc.	22,000	521,810
#	KPP Group Holdings Co. Ltd.	231,500	1,000,500
#	KRS Corp.	75,600	484,121
	Kumagai Gumi Co. Ltd.	209,600	5,252,813
	Kyodo Printing Co. Ltd.	37,800	801,312
	Kyokuto Boeki Kaisha Ltd.	66,000	783,448
	Kyokuto Kaihatsu Kogyo Co. Ltd.	198,600	2,419,113
	KYORITSU Co. Ltd.	125,100	139,718
	Kyudenko Corp.	216,100	6,455,117
	LIKE, Inc.	61,300	560,654
	Link & Motivation, Inc.	264,200	707,401
*	LTS, Inc.	3,200	62,840
	Mabuchi Motor Co. Ltd.	254,834	7,280,487
#	Maezawa Industries, Inc.	49,000	303,622
#	Maezawa Kasei Industries Co. Ltd.	82,700	811,483
	Maezawa Kyuso Industries Co. Ltd.	122,700	1,126,075
	Makino Milling Machine Co. Ltd.	145,100	6,054,773
#	Management Solutions Co. Ltd.	54,200	943,471
	Marufuji Sheet Piling Co. Ltd.	11,800	187,355
	MARUKA FURUSATO Corp.	45,807	841,177
#	Marumae Co. Ltd.	31,900	284,618
	Maruyama Manufacturing Co., Inc.	12,800	175,703
	Maruzen Co. Ltd.	65,800	950,553
	Maruzen Showa Unyu Co. Ltd.	79,400	2,004,514
	Matching Service Japan Co. Ltd.	54,400	410,141
	Matsuda Sangyo Co. Ltd.	75,682	1,318,099
	Matsui Construction Co. Ltd.	118,900	617,639
	Max Co. Ltd.	158,700	2,678,237
	Meidensha Corp.	216,410	3,390,465
#	Meiho Facility Works Ltd.	28,300	144,675
	Meiji Electric Industries Co. Ltd.	51,600	474,730
#	Meiji Shipping Group Co. Ltd.	81,700	351,384
	Meisei Industrial Co. Ltd.	216,000	1,458,818
	Meitec Group Holdings, Inc.	478,200	8,416,362
#	Meiwa Corp.	145,600	621,015
*	MetaReal Corp.	26,300	216,700
	METAWATER Co. Ltd.	114,300	1,440,959
#	Midac Holdings Co. Ltd.	30,100	351,328
	Mie Kotsu Group Holdings, Inc.	346,700	1,294,020
	Mirai Industry Co. Ltd.	4,600	96,616
	Mirait One Corp.	565,135	7,490,157
	Mitani Corp.	294,600	2,700,387
#	Mitani Sangyo Co. Ltd.	145,000	319,899
	Mitsubishi Kakoki Kaisha Ltd.	39,000	697,972
	Mitsubishi Logisnext Co. Ltd.	181,300	1,422,372
	Mitsubishi Logistics Corp.	174,800	4,572,754
	Mitsubishi Pencil Co. Ltd.	135,100	1,665,383

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
#	Mitsuboshi Belting Ltd.	88,500	$2,554,897
	Mitsui E&S Co. Ltd.	302,581	829,531
#	Mitsui Matsushima Holdings Co. Ltd.	71,100	1,301,110
	Mitsui-Soko Holdings Co. Ltd.	125,200	3,566,144
	Miyaji Engineering Group, Inc.	75,035	1,514,762
	Mori-Gumi Co. Ltd.	69,500	150,895
	Morita Holdings Corp.	202,300	2,075,370
#	NAC Co. Ltd.	61,300	394,187
	Nachi-Fujikoshi Corp.	86,400	2,153,004
	Nadex Co. Ltd.	22,200	147,700
	Nagase & Co. Ltd.	584,600	8,856,159
	Naigai Trans Line Ltd.	41,700	653,705
#	Nakabayashi Co. Ltd.	110,400	377,480
	Nakakita Seisakusho Co. Ltd.	3,100	57,527
	Nakamoto Packs Co. Ltd.	33,300	357,990
	Nakanishi Manufacturing Co. Ltd.	5,700	60,361
#	Nakano Corp.	18,100	46,135
#	Namura Shipbuilding Co. Ltd.	246,528	1,299,494
	Nankai Electric Railway Co. Ltd.	1,900	36,388
	Narasaki Sangyo Co. Ltd.	25,400	400,202
	Nice Corp.	30,000	281,502
	Nichias Corp.	378,700	7,513,304
	Nichiban Co. Ltd.	68,100	827,496
	Nichiden Corp.	92,100	1,530,836
	Nichiha Corp.	159,280	3,145,141
	Nichireki Co. Ltd.	148,800	2,115,490
	Nihon Dengi Co. Ltd.	30,800	826,912
	Nihon Flush Co. Ltd.	116,200	683,676
#	Nihon M&A Center Holdings, Inc.	1,254,200	5,728,308
	Nikkiso Co. Ltd.	304,400	1,938,920
	Nikko Co. Ltd.	157,244	684,853
	Nikkon Holdings Co. Ltd.	369,900	7,848,810
	Nippi, Inc.	11,900	336,916
#	Nippon Air Conditioning Services Co. Ltd.	187,100	950,218
	Nippon Aqua Co. Ltd.	66,100	414,113
	Nippon Carbon Co. Ltd.	64,900	1,901,061
	Nippon Concept Corp.	39,500	465,489
	Nippon Densetsu Kogyo Co. Ltd.	224,600	3,061,976
	Nippon Dry-Chemical Co. Ltd.	11,300	163,879
	Nippon Filcon Co. Ltd.	15,700	49,794
	Nippon Hume Corp.	137,300	802,928
	Nippon Parking Development Co. Ltd.	1,161,400	1,644,385
#	Nippon Rietec Co. Ltd.	26,400	227,810
	Nippon Road Co. Ltd.	104,900	1,378,296
	Nippon Seisen Co. Ltd.	14,800	471,893
	Nippon Sharyo Ltd.	37,725	523,041
*	Nippon Sheet Glass Co. Ltd.	526,400	2,312,840
	Nippon Thompson Co. Ltd.	331,300	1,180,746
	Nippon Tungsten Co. Ltd.	6,699	107,134
	Nishimatsu Construction Co. Ltd.	190,100	4,577,025
	Nishi-Nippon Railroad Co. Ltd.	273,400	4,417,255
	Nishio Holdings Co. Ltd.	123,800	2,743,223
	Nissei ASB Machine Co. Ltd.	50,300	1,552,303
	Nissei Plastic Industrial Co. Ltd.	105,100	716,225
	Nisshinbo Holdings, Inc.	838,680	6,066,319
	Nissin Corp.	90,000	1,551,043
	Nisso Holdings Co. Ltd.	79,600	401,027
	Nitta Corp.	119,600	2,700,574
	Nitto Boseki Co. Ltd.	70,700	1,591,168

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Nitto Kogyo Corp.	166,300	$3,801,071
	Nitto Kohki Co. Ltd.	65,000	815,364
	Nitto Seiko Co. Ltd.	170,378	658,756
	Nittoc Construction Co. Ltd.	117,600	819,836
#	Nittoku Co. Ltd.	5,200	76,248
	NJS Co. Ltd.	36,800	681,505
	Noda Corp.	116,900	967,201
	Nomura Micro Science Co. Ltd.	39,900	2,045,520
	Noritake Co. Ltd.	57,700	2,245,762
	Noritsu Koki Co. Ltd.	117,000	2,476,681
	Noritz Corp.	160,100	1,680,773
	NS Tool Co. Ltd.	105,300	755,170
#	NS United Kaiun Kaisha Ltd.	58,900	1,674,262
	NTN Corp.	2,350,700	4,187,653
	Obara Group, Inc.	72,300	1,735,023
#	Ochi Holdings Co. Ltd.	8,900	80,742
#	Odawara Engineering Co. Ltd.	8,500	121,766
	Ohba Co. Ltd.	76,500	463,698
	Ohmoto Gumi Co. Ltd.	12,300	194,565
	Oiles Corp.	139,970	1,772,452
	Okabe Co. Ltd.	205,100	952,560
	Okada Aiyon Corp.	42,800	554,311
	Okamoto Machine Tool Works Ltd.	25,299	962,576
	Okamura Corp.	368,200	5,241,942
	OKUMA Corp.	147,700	6,080,881
	Okumura Corp.	181,680	5,557,488
	Onoken Co. Ltd.	107,500	1,195,050
	Open Up Group, Inc.	173,700	2,154,551
	Organo Corp.	162,700	5,364,353
	Oriental Consultants Holdings Co. Ltd.	6,100	103,912
	Oriental Shiraishi Corp.	747,300	1,649,492
#	Origin Co. Ltd.	24,900	203,831
	OSG Corp.	514,200	5,867,321
	Outsourcing, Inc.	724,300	5,382,204
	Oyo Corp.	126,400	1,931,971
	Paraca, Inc.	35,900	469,728
*	Park24 Co. Ltd.	251,400	2,832,223
	Parker Corp.	34,000	169,758
	Pasco Corp.	11,200	119,246
	Pasona Group, Inc.	133,000	1,189,761
#	Pegasus Co. Ltd.	127,500	431,159
	Penta-Ocean Construction Co. Ltd.	442,200	2,599,661
	People Dreams & Technologies Group Co. Ltd.	23,700	258,959
	Pilot Corp.	132,000	4,479,483
	Prestige International, Inc.	638,800	2,592,953
	Pronexus, Inc.	104,900	816,979
	PS Mitsubishi Construction Co. Ltd.	203,300	1,099,824
#	Punch Industry Co. Ltd.	54,300	155,785
	Quick Co. Ltd.	77,000	1,033,424
	Raito Kogyo Co. Ltd.	282,600	3,657,938
	Raiznext Corp.	268,200	2,509,868
# *	Raksul, Inc.	172,100	1,446,304
	Rasa Corp.	63,200	712,800
	Rheon Automatic Machinery Co. Ltd.	98,100	858,220
	Rix Corp.	17,300	370,495
	Ryobi Ltd.	140,840	2,641,708
	S LINE GROUP Co. Ltd.	23,800	135,659
	Sakai Heavy Industries Ltd.	22,800	786,123
	Sakai Moving Service Co. Ltd.	140,800	2,403,172

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
*	Sanix, Inc.	13,300	$28,807
	Sanki Engineering Co. Ltd.	268,900	3,125,555
	Sanko Gosei Ltd.	128,600	460,992
	Sanko Metal Industrial Co. Ltd.	15,700	477,658
	Sankyo Tateyama, Inc.	139,674	737,118
	Sankyu, Inc.	165,500	4,983,234
	Sansei Technologies, Inc.	64,500	465,278
	Sansha Electric Manufacturing Co. Ltd.	55,300	443,118
	Sanyo Denki Co. Ltd.	53,600	1,982,861
#	Sanyo Electric Railway Co. Ltd.	99,998	1,377,811
	Sanyo Engineering & Construction, Inc.	60,200	268,344
	Sanyo Industries Ltd.	9,900	132,007
	Sanyo Trading Co. Ltd.	138,600	1,222,747
	Sata Construction Co. Ltd.	86,199	351,346
	Sato Holdings Corp.	158,900	2,134,122
	Sato Shoji Corp.	86,800	850,190
	SBS Holdings, Inc.	117,700	2,089,572
#	SEC Carbon Ltd.	10,900	961,506
	Seibu Electric & Machinery Co. Ltd.	10,300	93,667
	Seika Corp.	44,500	637,220
	Seikitokyu Kogyo Co. Ltd.	40,230	427,980
	Sekisui Jushi Corp.	192,600	3,140,829
	Senko Group Holdings Co. Ltd.	688,500	4,743,612
#	Senshu Electric Co. Ltd.	77,500	1,594,426
	Shibaura Machine Co. Ltd.	120,800	2,991,242
	Shibusawa Warehouse Co. Ltd.	58,000	1,127,168
	Shibuya Corp.	93,100	1,519,833
	Shima Seiki Manufacturing Ltd.	150,930	1,539,875
#	Shimojima Co. Ltd.	48,800	376,179
	Shin Maint Holdings Co. Ltd.	14,600	154,499
	Shin Nippon Air Technologies Co. Ltd.	84,680	1,305,294
	Shinki Bus Co. Ltd.	1,900	42,245
	Shinmaywa Industries Ltd.	348,100	2,777,809
	Shinnihon Corp.	164,700	1,327,483
	Shinsho Corp.	30,000	1,085,629
	Shinwa Co. Ltd.	60,300	957,032
	Shinwa Co. Ltd.	24,800	122,089
	SHO-BOND Holdings Co. Ltd.	5,200	204,792
	SIGMAXYZ Holdings, Inc.	204,400	1,906,497
	Sinfonia Technology Co. Ltd.	135,800	1,423,957
	Sinko Industries Ltd.	122,500	1,796,264
	Sintokogio Ltd.	263,500	1,830,641
	SMS Co. Ltd.	276,500	4,387,476
	Soda Nikka Co. Ltd.	105,700	713,444
	Sodick Co. Ltd.	268,900	1,356,287
	Sotetsu Holdings, Inc.	275,500	4,863,114
#	Space Co. Ltd.	93,062	557,604
#	S-Pool, Inc.	396,700	917,253
	Star Micronics Co. Ltd.	213,900	2,571,535
#	Studio Alice Co. Ltd.	56,600	771,210
	Subaru Enterprise Co. Ltd.	6,300	537,155
	Sugimoto & Co. Ltd.	61,600	848,360
#	Sumiseki Holdings, Inc.	221,100	781,667
	Sumitomo Densetsu Co. Ltd.	109,300	1,919,724
	Sumitomo Mitsui Construction Co. Ltd.	844,240	2,239,806
	Sumitomo Warehouse Co. Ltd.	333,600	5,340,791
	Suzumo Machinery Co. Ltd.	4,400	29,331
	SWCC Corp.	157,200	2,185,756
	Tacmina Corp.	14,700	156,719

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Tadano Ltd.	647,500	$4,867,981
	Taihei Dengyo Kaisha Ltd.	89,200	2,335,030
#	Taiheiyo Kouhatsu, Inc.	37,100	188,432
	Taikisha Ltd.	157,700	4,589,025
	Taisei Oncho Co. Ltd.	14,900	228,780
	Takamatsu Construction Group Co. Ltd.	90,100	1,640,455
	Takamiya Co. Ltd.	137,800	441,823
#	Takano Co. Ltd.	28,300	151,782
	Takaoka Toko Co. Ltd.	59,920	817,479
	Takara & Co. Ltd.	48,355	769,191
	Takara Standard Co. Ltd.	196,500	2,385,356
	Takasago Thermal Engineering Co. Ltd.	251,400	4,963,792
	Takashima & Co. Ltd.	74,800	444,797
#	Takatori Corp.	4,500	147,983
	Takeuchi Manufacturing Co. Ltd.	209,400	5,974,411
	Takigami Steel Construction Co. Ltd.	5,300	281,756
#	Takisawa Machine Tool Co. Ltd.	25,500	437,684
	Takuma Co. Ltd.	194,500	1,886,973
	Tanabe Engineering Corp.	39,500	360,945
	Tanseisha Co. Ltd.	230,049	1,292,638
# *	Tatsuta Electric Wire & Cable Co. Ltd.	179,300	818,049
	Techno Ryowa Ltd.	68,690	601,594
	Techno Smart Corp.	46,800	518,558
	TechnoPro Holdings, Inc.	7,700	152,543
	Teikoku Electric Manufacturing Co. Ltd.	103,400	1,653,203
	Teikoku Sen-I Co. Ltd.	113,000	1,408,342
	Tekken Corp.	83,400	1,128,945
	Terasaki Electric Co. Ltd.	24,300	261,227
	Tess Holdings Co. Ltd.	91,800	289,721
	TKC Corp.	183,400	4,278,174
	Toa Corp.	82,100	2,041,761
	TOA ROAD Corp.	50,400	1,911,119
	Toba, Inc.	9,800	201,266
	Tobishima Corp.	110,670	1,015,519
	Tocalo Co. Ltd.	374,400	3,384,113
	Toda Corp.	767,300	4,261,112
	Toenec Corp.	54,000	1,471,831
	Togami Electric Manufacturing Co. Ltd.	17,800	258,726
	TOKAI Holdings Corp.	642,800	4,145,486
	Tokai Lease Co. Ltd.	12,600	107,659
	Tokyo Energy & Systems, Inc.	124,000	786,076
	Tokyo Keiki, Inc.	71,022	696,219
	Tokyo Sangyo Co. Ltd.	126,500	696,752
	Tokyu Construction Co. Ltd.	518,000	2,665,342
	Toli Corp.	255,900	571,129
	Tomoe Corp.	138,700	537,375
#	Tomoe Engineering Co. Ltd.	46,400	819,434
	Tonami Holdings Co. Ltd.	35,100	1,010,165
	Torishima Pump Manufacturing Co. Ltd.	118,300	1,496,866
	Totech Corp.	48,100	1,526,067
	Totetsu Kogyo Co. Ltd.	152,800	2,977,861
	Toukei Computer Co. Ltd.	6,810	274,447
	Toyo Construction Co. Ltd.	492,600	4,019,337
#	Toyo Denki Seizo KK.	13,950	85,987
*	Toyo Engineering Corp.	188,578	751,315
#	Toyo Logistics Co. Ltd.	17,020	161,683
	Toyo Machinery & Metal Co. Ltd.	96,500	397,152
	Toyo Tanso Co. Ltd.	87,200	2,947,372
#	Toyo Wharf & Warehouse Co. Ltd.	23,300	215,498

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Trancom Co. Ltd.	47,200	$2,168,465
	Transcosmos, Inc.	114,200	2,325,565
	TRE Holdings Corp.	54,000	421,518
	Trinity Industrial Corp.	36,000	233,707
	Trusco Nakayama Corp.	238,200	3,595,030
#	Tsubaki Nakashima Co. Ltd.	249,000	1,217,593
	Tsubakimoto Chain Co.	158,840	4,015,196
	Tsubakimoto Kogyo Co. Ltd.	28,400	944,848
	Tsugami Corp.	267,700	1,918,050
	Tsukishima Holdings Co. Ltd.	165,000	1,400,911
	Tsurumi Manufacturing Co. Ltd.	114,300	2,407,010
#	Ueki Corp.	60,800	578,929
	UEX Ltd.	2,900	21,613
	Union Tool Co.	46,900	1,110,749
	Ushio, Inc.	592,600	7,227,008
*	UT Group Co. Ltd.	178,700	2,207,267
# *	Visional, Inc.	122,200	5,989,655
	Wakachiku Construction Co. Ltd.	74,800	1,501,663
	Wakita & Co. Ltd.	217,200	2,174,470
	WDB Holdings Co. Ltd.	57,600	817,666
	Weathernews, Inc.	36,200	1,417,766
	Will Group, Inc.	96,500	695,234
	World Holdings Co. Ltd.	50,700	777,488
	Yahagi Construction Co. Ltd.	172,600	1,500,367
	YAMABIKO Corp.	217,528	2,066,473
	YAMADA Consulting Group Co. Ltd.	50,438	524,755
#	Yamashina Corp.	245,700	128,514
	Yamashin-Filter Corp.	9,300	18,466
	Yamato Corp.	108,400	659,046
	Yamaura Corp.	14,400	119,015
#	Yamazen Corp.	353,200	2,861,441
	Yasuda Logistics Corp.	99,100	714,534
	Yokogawa Bridge Holdings Corp.	198,600	3,282,755
	Yondenko Corp.	54,120	1,055,052
	Yuasa Trading Co. Ltd.	103,900	2,841,842
	Yuken Kogyo Co. Ltd.	5,100	75,931
	Yurtec Corp.	257,400	1,676,583
	Yushin Precision Equipment Co. Ltd.	31,700	139,730
	Zaoh Co. Ltd.	25,900	413,839
	Zenitaka Corp.	14,300	357,690
#	Zuiko Corp.	94,600	817,011

TOTAL INDUSTRIALS			805,235,275

INFORMATION TECHNOLOGY — (13.7%)
	A&D HOLON Holdings Co. Ltd.	140,600	1,421,957
*	Access Co. Ltd.	29,900	150,451
	Ad-sol Nissin Corp.	45,308	476,955
#	Adtec Plasma Technology Co. Ltd.	25,000	230,817
#	AGS Corp.	13,000	61,601
	Ai Holdings Corp.	240,500	3,723,028
*	AI inside, Inc.	1,500	50,584
	Aichi Tokei Denki Co. Ltd.	44,837	595,626
	Aiphone Co. Ltd.	66,800	1,329,111
*	Allied Telesis Holdings KK	191,200	125,530
	Alpha Systems, Inc.	25,320	462,759
	Alps Alpine Co. Ltd.	911,442	7,479,491
	Amano Corp.	291,800	5,960,397
	Anritsu Corp.	832,799	6,199,475
	AOI Electronics Co. Ltd.	27,700	324,962

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Argo Graphics, Inc.	102,600	$2,248,522
	Arisawa Manufacturing Co. Ltd.	207,900	1,470,342
	Asahi Intelligence Service Co. Ltd.	1,300	10,626
#	Atled Corp.	12,000	101,720
	Avant Group Corp.	127,700	1,079,724
	Base Co. Ltd.	22,700	637,106
	BrainPad, Inc.	86,500	468,511
	Business Brain Showa-Ota, Inc.	41,500	579,617
#	Business Engineering Corp.	9,200	206,589
	CAC Holdings Corp.	75,200	875,217
	Canon Electronics, Inc.	117,500	1,497,989
#	CDS Co. Ltd.	15,500	176,086
#	Celsys, Inc.	190,200	868,659
#	Change Holdings, Inc.	203,200	2,073,153
	Chino Corp.	45,000	608,925
	Citizen Watch Co. Ltd.	1,550,700	9,043,705
	CMK Corp.	275,600	1,214,361
	Computer Engineering & Consulting Ltd.	170,100	1,755,376
	Computer Institute of Japan Ltd.	227,278	822,452
	Comture Corp.	145,700	1,947,667
	Core Corp.	45,800	517,114
#	Cresco Ltd.	84,700	927,142
#	Cross Cat Co. Ltd.	8,200	55,118
	Cube System, Inc.	60,600	427,851
	Cyber Com Co. Ltd.	10,600	72,006
*	Cyber Security Cloud, Inc.	13,800	186,800
	Cyberlinks Co. Ltd.	26,700	124,784
	Cybozu, Inc.	167,200	2,083,226
	Daiko Denshi Tsushin Ltd.	23,100	99,251
#	Daishinku Corp.	148,696	720,331
	Daitron Co. Ltd.	55,600	1,063,025
	Daiwabo Holdings Co. Ltd.	574,800	10,925,050
	Dawn Corp.	3,100	37,547
	Densan System Holdings Co. Ltd.	43,600	787,640
	Dexerials Corp.	345,400	7,878,683
	Digital Arts, Inc.	72,500	1,999,830
	Digital Hearts Holdings Co. Ltd.	72,600	441,918
	Digital Information Technologies Corp.	61,700	650,281
	DKK Co. Ltd.	55,100	909,298
#	DKK-Toa Corp.	31,400	184,255
#	Double Standard, Inc.	36,100	334,619
	DTS Corp.	250,500	5,144,865
	Ebase Co. Ltd.	125,600	540,976
#	E-Guardian, Inc.	21,708	239,293
	Eizo Corp.	96,200	3,086,825
	Elecom Co. Ltd.	256,300	2,906,090
	Elematec Corp.	113,542	1,292,290
	Enomoto Co. Ltd.	29,100	296,554
#	Enplas Corp.	46,100	2,579,703
	ESPEC Corp.	116,100	1,708,147
#	Ferrotec Holdings Corp.	251,000	4,411,868
	Fixstars Corp.	130,200	856,605
	Focus Systems Corp.	53,700	352,747
#	Forval Corp.	51,100	388,818
	FTGroup Co. Ltd.	51,000	435,809
	Fuji Soft, Inc.	41,700	1,500,586
	Fukui Computer Holdings, Inc.	62,200	1,067,845
	Furuno Electric Co. Ltd.	155,900	1,710,658
#	Furuya Metal Co. Ltd.	18,200	1,177,403

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Future Corp.	289,100	$3,299,491
	GL Sciences, Inc.	44,500	671,728
	Glosel Co. Ltd.	113,200	337,594
#	GMO GlobalSign Holdings KK	24,200	408,313
	GMO internet group, Inc.	225,420	3,283,191
	Hagiwara Electric Holdings Co. Ltd., Class C	47,100	1,360,483
#	Hakuto Co. Ltd.	82,700	2,796,660
*	Hennge KK.	13,200	87,438
	Himacs Ltd.	960	8,757
	Hioki EE Corp.	60,900	2,647,078
	Hochiki Corp.	91,500	1,018,652
#	Hokuriku Electric Industry Co. Ltd.	21,839	195,693
	Horiba Ltd.	117,300	5,930,838
	Hosiden Corp.	304,400	3,577,684
*	Hotto Link, Inc.	55,800	108,593
	Icom, Inc.	54,900	1,271,121
	ID Holdings Corp.	79,450	757,918
	I’ll, Inc.	38,200	933,300
	Ines Corp.	123,100	1,210,678
#	I-Net Corp.	76,490	815,869
	Information Services International-Dentsu Ltd.	5,700	193,454
	Innotech Corp.	96,100	987,589
#	Intelligent Wave, Inc.	50,500	291,740
	Inter Action Corp.	34,200	232,636
	I-PEX, Inc.	71,000	690,781
	Iriso Electronics Co. Ltd.	126,400	2,984,103
	ISB Corp.	51,700	484,545
*	ITbook Holdings Co. Ltd.	44,600	91,046
	Itfor, Inc.	172,600	1,209,801
# *	Iwatsu Electric Co. Ltd.	53,100	270,367
	Japan Aviation Electronics Industry Ltd.	294,700	5,554,659
#	Japan Cash Machine Co. Ltd.	128,900	822,909
	Japan Electronic Materials Corp.	60,200	553,024
	Japan Material Co. Ltd.	429,600	6,033,052
	Japan System Techniques Co. Ltd.	34,700	471,343
	Jastec Co. Ltd.	71,600	734,315
	JBCC Holdings, Inc.	90,100	1,778,575
	JFE Systems, Inc.	10,000	213,226
# *	JIG-SAW, Inc.	20,800	510,625
	Justsystems Corp.	175,600	3,129,268
	Kaga Electronics Co. Ltd.	100,200	4,009,544
# *	Kaonavi, Inc.	11,600	158,223
	KEL Corp.	27,900	312,246
	Koa Corp.	193,600	1,865,610
*	Konica Minolta, Inc.	2,060,800	5,772,252
	KSK Co. Ltd.	3,000	50,397
	Kyosan Electric Manufacturing Co. Ltd.	214,900	688,176
#	Kyowa Electronic Instruments Co. Ltd.	106,600	264,676
#	LAC Co. Ltd.	89,400	430,690
	Marubun Corp.	106,400	777,457
	Maruwa Co. Ltd.	50,800	8,913,540
	Maxell Ltd.	242,000	2,588,374
	MCJ Co. Ltd.	428,700	3,084,227
	Megachips Corp.	102,600	2,645,304
	Meiko Electronics Co. Ltd.	129,300	2,681,935
	Melco Holdings, Inc.	35,600	812,266
	Micronics Japan Co. Ltd.	164,100	2,486,260
	MIMAKI ENGINEERING Co. Ltd.	113,200	554,726
	Mimasu Semiconductor Industry Co. Ltd.	107,681	1,746,161

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Miraial Co. Ltd.	40,000	$362,805
	Miroku Jyoho Service Co. Ltd.	111,000	1,136,814
	Mitsubishi Research Institute, Inc.	51,500	1,664,896
	Mitsui High-Tec, Inc.	65,200	2,752,910
	m-up Holdings, Inc.	175,500	1,421,169
#	Mutoh Holdings Co. Ltd.	7,400	96,624
	Nagano Keiki Co. Ltd.	86,800	1,346,671
	Naigai Tec Corp.	6,100	88,830
	NEC Networks & System Integration Corp.	240,408	3,253,597
	NET One Systems Co. Ltd.	492,716	7,520,285
#	NF Holdings Corp.	12,900	100,619
	Nichicon Corp.	294,200	2,458,867
	Nihon Dempa Kogyo Co. Ltd.	118,900	965,581
	Nihon Denkei Co. Ltd.	43,300	533,935
	Nippon Ceramic Co. Ltd.	8,900	154,841
*	Nippon Chemi-Con Corp.	110,100	933,488
	Nippon Computer Dynamics Co. Ltd.	36,200	215,816
#	Nippon Electric Glass Co. Ltd.	393,736	7,871,676
#	Nippon Information Development Co. Ltd.	12,600	144,915
#	Nippon Kodoshi Corp.	51,600	604,199
	Nippon Signal Company Ltd.	284,800	1,761,148
	Nissha Co. Ltd.	237,800	2,472,378
	Nohmi Bosai Ltd.	140,700	1,694,167
	NSD Co. Ltd.	482,660	8,397,741
	NSW, Inc.	48,600	876,208
#	Ohara, Inc.	47,000	392,833
	Oki Electric Industry Co. Ltd.	500,456	3,019,367
	Optex Group Co. Ltd.	185,100	2,080,824
*	Optim Corp.	86,500	472,011
	Optorun Co. Ltd.	110,200	1,274,817
	Oro Co. Ltd.	39,000	535,207
	Osaki Electric Co. Ltd.	205,040	871,765
	Oval Corp.	35,600	103,421
	PCI Holdings, Inc.	45,300	313,093
	Plus Alpha Consulting Co. Ltd.	69,000	1,110,018
	Pole To Win Holdings, Inc.	175,897	543,675
#	Pro-Ship, Inc.	51,100	441,606
	Restar Holdings Corp.	108,800	1,789,462
	Riken Keiki Co. Ltd.	87,100	3,568,869
	Riso Kagaku Corp.	53,700	836,235
	Roland DG Corp.	76,900	1,682,642
	Rorze Corp.	64,000	4,761,809
	RS Technologies Co. Ltd.	60,700	962,004
	RYODEN Corp.	92,900	1,446,236
#	Ryosan Co. Ltd.	118,000	3,718,501
	Saison Information Systems Co. Ltd.	27,400	344,629
#	Sakura Internet, Inc.	107,800	833,509
	Samco, Inc.	25,000	692,667
	Sanken Electric Co. Ltd.	108,800	5,411,302
	Sanshin Electronics Co. Ltd.	70,900	1,065,165
	Santec Holdings Corp.	11,800	194,473
	Satori Electric Co. Ltd.	73,880	908,926
#	Saxa Holdings, Inc.	21,300	314,286
	SB Technology Corp.	62,000	920,089
	Seikoh Giken Co. Ltd.	23,900	209,353
#	SEMITEC Corp.	32,000	414,059
	Shibaura Electronics Co. Ltd.	43,000	1,607,378
	Shibaura Mechatronics Corp.	72,400	3,127,346
	Shikino High-Tech Co. Ltd.	2,300	34,423

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Shindengen Electric Manufacturing Co. Ltd.	43,000	$813,459
	Shinko Shoji Co. Ltd.	231,100	1,795,308
#	Shizuki Electric Co., Inc.	107,400	311,579
	Showa Shinku Co. Ltd.	24,400	220,177
	Sigma Koki Co. Ltd.	26,700	253,408
	Siix Corp.	186,300	1,745,355
*	Simplex Holdings, Inc.	82,100	1,378,955
	SK-Electronics Co. Ltd.	49,000	923,803
# *	Smaregi, Inc.	6,500	130,552
	SMK Corp.	26,049	422,282
	Softcreate Holdings Corp.	96,400	1,091,512
	Soliton Systems KK	54,100	395,557
	Solxyz Co. Ltd.	29,700	80,234
	SRA Holdings	69,900	1,514,309
	Startia Holdings, Inc.	11,300	97,837
	Sumida Corp.	156,349	1,343,308
*	Sun*, Inc.	11,100	93,284
	Sun-Wa Technos Corp.	75,500	1,108,763
	Suzuden Corp.	2,100	29,700
	Suzuki Co. Ltd.	65,977	512,610
	System D, Inc.	1,100	9,491
*	System Information Co. Ltd.	61,800	382,275
	System Research Co. Ltd.	29,800	641,186
	System Support, Inc.	26,800	347,945
	Systems Engineering Consultants Co. Ltd.	6,600	158,090
	Systena Corp.	1,552,300	2,642,634
#	T&S, Inc.	11,700	155,315
	Tachibana Eletech Co. Ltd.	101,760	1,812,337
#	TAKEBISHI Corp.	52,200	625,184
#	Tamura Corp.	441,800	1,441,449
	Tazmo Co. Ltd.	21,200	365,984
	TDC Soft, Inc.	93,400	974,040
	TechMatrix Corp.	242,600	2,397,526
*	Techno Horizon Co. Ltd.	9,700	33,217
	Tecnos Japan, Inc.	46,100	208,089
	Teikoku Tsushin Kogyo Co. Ltd.	42,000	519,731
	Tera Probe, Inc.	1,600	47,423
#	TESEC Corp.	22,600	385,008
	Toho System Science Co. Ltd.	4,050	30,282
	Tokyo Electron Device Ltd.	125,400	3,218,206
	Tokyo Seimitsu Co. Ltd.	203,000	9,489,316
#	Tomen Devices Corp.	17,800	592,691
	Topcon Corp.	663,300	6,048,508
	Torex Semiconductor Ltd.	52,900	649,878
	Toshiba TEC Corp.	137,400	2,986,746
	Towa Corp.	114,400	3,923,932
	Toyo Corp.	149,600	1,285,621
	Tri Chemical Laboratories, Inc.	152,400	3,241,274
	Tsuzuki Denki Co. Ltd.	43,700	623,660
#	Ubicom Holdings, Inc.	19,900	152,708
	Uchida Yoko Co. Ltd.	46,900	2,158,476
	ULS Group, Inc.	13,800	424,112
	Ulvac, Inc.	200,200	6,884,710
	UNITED, Inc.	48,400	292,408
	User Local, Inc.	18,000	188,252
	V Technology Co. Ltd.	52,500	648,999
*	VALTES HOLDINGS Co. Ltd.	4,000	21,668
	VINX Corp.	25,600	199,830
	Wacom Co. Ltd.	399,500	1,377,313

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
#	WILLs, Inc.	34,200	$131,370
*	WingArc1st, Inc.	42,200	754,932
	Yamaichi Electronics Co. Ltd.	136,700	1,581,133
	Yashima Denki Co. Ltd.	119,500	967,591
	YE DIGITAL Corp.	19,500	103,204
	Yokowo Co. Ltd.	108,775	900,081

TOTAL INFORMATION TECHNOLOGY			385,320,140

MATERIALS — (12.8%)
	Achilles Corp.	68,700	700,633
	ADEKA Corp.	507,000	8,476,143
	Agro-Kanesho Co. Ltd.	2,300	20,552
	Aica Kogyo Co. Ltd.	203,100	4,666,336
	Aichi Steel Corp.	64,965	1,522,229
	Arakawa Chemical Industries Ltd.	95,500	642,553
#	Araya Industrial Co. Ltd.	12,200	253,531
	ARE Holdings, Inc.	470,200	5,952,641
	Asahi Printing Co. Ltd.	25,700	148,281
	Asahi Yukizai Corp.	87,600	2,145,154
	Asahipen Corp.	2,100	23,887
	Asia Pile Holdings Corp.	187,730	922,907
	C Uyemura & Co. Ltd.	68,300	3,708,357
	Carlit Holdings Co. Ltd.	122,213	787,513
	Chuetsu Pulp & Paper Co. Ltd.	32,800	294,965
	Chugoku Marine Paints Ltd.	237,000	2,143,810
	CI Takiron Corp.	281,800	1,084,796
	CK-San-Etsu Co. Ltd.	22,800	537,591
	Dai Nippon Toryo Co. Ltd.	118,200	753,419
	Daicel Corp.	703,900	5,985,734
	Daido Steel Co. Ltd.	156,900	6,155,107
#	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	107,100	659,123
	Daiki Aluminium Industry Co. Ltd.	170,400	1,410,556
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	76,000	1,101,457
	Daio Paper Corp.	363,500	2,986,564
	Denka Co. Ltd.	241,500	4,362,341
	DIC Corp.	341,600	5,386,470
	DKS Co. Ltd.	41,115	473,842
	Dowa Holdings Co. Ltd.	163,300	4,992,138
	Dynapac Co. Ltd.	8,500	85,110
	FP Corp.	73,100	1,407,661
	Fuji Seal International, Inc.	245,028	2,729,409
	Fujikura Kasei Co. Ltd.	138,000	399,463
	Fujimi, Inc.	264,700	5,283,899
	Fujimori Kogyo Co. Ltd.	98,500	2,485,457
	Fuso Chemical Co. Ltd.	112,800	3,065,001
	Godo Steel Ltd.	57,500	1,669,336
	Gun-Ei Chemical Industry Co. Ltd.	25,700	538,485
#	Hakudo Co. Ltd.	41,600	591,830
	Harima Chemicals Group, Inc.	81,900	437,776
	Hodogaya Chemical Co. Ltd.	35,300	704,876
	Hokkan Holdings Ltd.	53,741	562,363
	Hokko Chemical Industry Co. Ltd.	115,300	711,193
#	Hokuetsu Corp.	766,899	5,884,189
#	Ise Chemicals Corp.	11,600	564,333
#	Ishihara Chemical Co. Ltd.	72,000	760,613
	Ishihara Sangyo Kaisha Ltd.	186,950	1,751,395
	Ishizuka Glass Co. Ltd.	10,200	218,557
	Japan Pure Chemical Co. Ltd.	500	8,706
	JCU Corp.	128,600	2,805,146

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	JSP Corp.	79,400	$987,467
	Kaneka Corp.	199,700	4,887,016
	Kanto Denka Kogyo Co. Ltd.	261,700	1,382,904
	Katakura & Co.-op Agri Corp.	8,700	61,872
	KeePer Technical Laboratory Co. Ltd.	84,800	3,196,536
#	KEIWA, Inc.	51,200	451,820
	KH Neochem Co. Ltd.	196,842	2,981,704
#	Kimoto Co. Ltd.	172,900	213,244
	Koatsu Gas Kogyo Co. Ltd.	185,393	938,678
	Kohsoku Corp.	70,200	943,582
#	Konishi Co. Ltd.	166,100	2,464,004
#	Konoshima Chemical Co. Ltd.	37,500	316,201
	Krosaki Harima Corp.	30,100	1,905,936
#	Kumiai Chemical Industry Co. Ltd.	318,287	2,319,904
#	Kunimine Industries Co. Ltd.	40,000	256,583
	Kureha Corp.	98,450	5,846,836
	Kurimoto Ltd.	59,000	1,206,525
	Kuriyama Holdings Corp.	78,000	450,051
	Kyoei Steel Ltd.	135,500	1,718,874
#	Kyowa Leather Cloth Co. Ltd.	72,700	316,605
	Lintec Corp.	258,000	4,264,549
	Maeda Kosen Co. Ltd.	118,600	2,310,522
	Maruichi Steel Tube Ltd.	223,300	5,541,494
	MEC Co. Ltd.	95,700	2,174,330
#	Mipox Corp.	14,500	46,569
	Mitani Sekisan Co. Ltd.	66,000	1,989,898
	Mitsubishi Materials Corp.	310,400	4,988,008
	Mitsubishi Paper Mills Ltd.	192,600	743,836
#	Mitsubishi Steel Manufacturing Co. Ltd.	60,400	579,088
	Mitsui Mining & Smelting Co. Ltd.	345,600	8,974,059
#	MORESCO Corp.	25,800	210,684
	Moriroku Holdings Co. Ltd.	13,500	213,826
	Mory Industries, Inc.	33,200	951,255
#	Nakayama Steel Works Ltd.	139,800	798,878
#	Nasu Denki Tekko Co. Ltd.	3,000	168,393
	Neturen Co. Ltd.	209,200	1,391,076
# *	New Japan Chemical Co. Ltd.	103,900	140,251
	Nicca Chemical Co. Ltd.	45,700	273,543
#	Nichia Steel Works Ltd.	40,400	81,188
	Nihon Kagaku Sangyo Co. Ltd.	81,300	640,135
	Nihon Nohyaku Co. Ltd.	211,300	902,786
	Nihon Parkerizing Co. Ltd.	520,200	3,775,391
# *	Nihon Yamamura Glass Co. Ltd.	58,200	650,061
	Nippon Carbide Industries Co., Inc.	46,200	516,115
	Nippon Chemical Industrial Co. Ltd.	44,700	565,751
	Nippon Concrete Industries Co. Ltd.	244,917	513,446
	Nippon Denko Co. Ltd.	579,214	1,116,111
#	Nippon Fine Chemical Co. Ltd.	82,800	1,367,531
	Nippon Kayaku Co. Ltd.	597,600	5,133,684
	Nippon Light Metal Holdings Co. Ltd.	351,190	3,851,893
*	Nippon Paper Industries Co. Ltd.	546,900	4,758,642
	Nippon Pillar Packing Co. Ltd.	113,500	2,832,967
	Nippon Shokubai Co. Ltd.	109,100	4,052,195
	Nippon Soda Co. Ltd.	141,400	5,069,579
	Nippon Yakin Kogyo Co. Ltd.	83,949	2,238,933
#	Nitta Gelatin, Inc.	72,500	327,026
	Nittetsu Mining Co. Ltd.	70,600	2,223,012
	Nozawa Corp.	47,500	265,423
	Oat Agrio Co. Ltd.	49,200	612,217

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Okamoto Industries, Inc.	69,600	$2,406,136
	Okura Industrial Co. Ltd.	44,300	801,094
	Osaka Organic Chemical Industry Ltd.	95,843	1,627,069
	Osaka Soda Co. Ltd.	85,499	5,021,405
	Osaka Steel Co. Ltd.	79,300	937,212
#	OSAKA Titanium Technologies Co. Ltd.	142,400	3,040,172
# *	Pacific Metals Co. Ltd.	89,041	728,707
	Pack Corp.	87,200	1,938,263
	Rasa Industries Ltd.	43,000	561,461
	Rengo Co. Ltd.	980,600	6,493,953
	Riken Technos Corp.	231,800	1,322,229
	Sakai Chemical Industry Co. Ltd.	93,300	1,277,364
	Sakata INX Corp.	249,600	2,086,427
	Sanyo Chemical Industries Ltd.	73,900	1,964,687
	Sanyo Special Steel Co. Ltd.	121,760	2,075,128
	Sekisui Kasei Co. Ltd.	142,800	415,462
	Shikoku Kasei Holdings Corp.	224,500	2,535,644
	Shinagawa Refractories Co. Ltd.	173,500	1,683,263
	Shin-Etsu Polymer Co. Ltd.	275,500	2,500,314
	SK Kaken Co. Ltd.	6,500	303,809
	Soken Chemical & Engineering Co. Ltd.	46,700	661,569
	Stella Chemifa Corp.	60,500	1,280,499
	Sumitomo Bakelite Co. Ltd.	171,900	7,649,191
	Sumitomo Osaka Cement Co. Ltd.	206,299	4,802,366
	Sumitomo Seika Chemicals Co. Ltd.	53,600	1,648,467
	T Hasegawa Co. Ltd.	120,700	2,528,714
	T&K Toka Co. Ltd.	123,200	1,175,820
	Taiheiyo Cement Corp.	478,091	8,193,349
	Taisei Lamick Co. Ltd.	36,900	726,506
	Taiyo Holdings Co. Ltd.	221,700	3,615,699
	Takasago International Corp.	82,700	1,765,424
#	Takemoto Yohki Co. Ltd.	35,900	184,100
# *	Tanaka Chemical Corp.	13,400	81,741
#	Taoka Chemical Co. Ltd.	15,100	70,557
	Tayca Corp.	92,400	1,036,368
	Teijin Ltd.	754,588	6,829,833
	Tenma Corp.	111,300	1,868,110
	Toagosei Co. Ltd.	685,100	6,285,469
	Toho Acetylene Co. Ltd.	12,700	134,826
	Toho Chemical Industry Co. Ltd.	47,000	155,604
#	Toho Titanium Co. Ltd.	201,000	2,622,206
	Toho Zinc Co. Ltd.	81,499	864,856
	Tohoku Steel Co. Ltd.	16,300	189,808
	Tokai Carbon Co. Ltd.	943,200	7,238,009
	Tokushu Tokai Paper Co. Ltd.	52,258	1,246,496
	Tokuyama Corp.	371,497	5,632,329
	Tokyo Printing Ink Manufacturing Co. Ltd.	10,200	184,008
	Tokyo Rope Manufacturing Co. Ltd.	46,000	417,605
	Tokyo Steel Manufacturing Co. Ltd.	520,100	6,011,364
	Tokyo Tekko Co. Ltd.	61,900	1,520,180
	Tomoku Co. Ltd.	70,600	1,097,342
	Topy Industries Ltd.	80,500	1,296,863
#	Toyo Gosei Co. Ltd.	31,100	1,294,070
	Toyo Ink SC Holdings Co. Ltd.	226,000	3,839,278
	Toyobo Co. Ltd.	484,400	3,250,046
	TYK Corp.	113,300	244,421
	UACJ Corp.	194,941	3,968,068
	UBE Corp.	611,100	9,410,201
#	Ultrafabrics Holdings Co. Ltd.	12,900	111,951

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Valqua Ltd.	104,799	$2,585,431
	Vertex Corp.	126,294	1,142,959
	Wavelock Holdings Co. Ltd.	28,300	115,565
#	Wood One Co. Ltd.	8,797	61,983
# *	W-Scope Corp.	162,400	939,733
	Yodogawa Steel Works Ltd.	135,700	3,176,983
	Yotai Refractories Co. Ltd.	115,400	1,101,878
	Yushiro Chemical Industry Co. Ltd.	54,300	529,048

TOTAL MATERIALS			361,570,807

REAL ESTATE — (1.5%)
	AD Works Group Co. Ltd.	47,879	80,884
	Airport Facilities Co. Ltd.	143,970	535,062
#	Anabuki Kosan, Inc.	16,400	212,175
	Aoyama Zaisan Networks Co. Ltd.	95,100	667,483
	Apaman Co. Ltd.	75,900	224,740
	Arealink Co. Ltd.	47,573	864,180
	B-Lot Co. Ltd.	25,800	137,454
	Cosmos Initia Co. Ltd.	46,100	207,773
#	CRE, Inc.	38,300	399,301
	Dear Life Co. Ltd.	152,600	759,818
#	Goldcrest Co. Ltd.	91,970	1,311,522
#	Good Com Asset Co. Ltd.	97,600	563,243
	Grandy House Corp.	95,600	386,273
	Heiwa Real Estate Co. Ltd.	121,500	3,110,255
	Ichigo, Inc.	257,400	563,258
#	Japan Property Management Center Co. Ltd.	79,300	586,812
#	JINUSHI Co. Ltd.	77,900	1,031,960
	JSB Co. Ltd.	50,800	775,035
#	Katitas Co. Ltd.	258,200	3,446,306
	Keihanshin Building Co. Ltd.	197,400	1,811,251
	LA Holdings Co. Ltd.	10,000	308,506
# *	Leopalace21 Corp.	1,048,500	2,255,424
	Loadstar Capital KK	18,300	228,518
	Mirarth Holdings, Inc.	531,000	1,547,861
	Mugen Estate Co. Ltd.	56,900	385,840
	Nisshin Group Holdings Co. Ltd.	205,500	692,214
	Raysum Co. Ltd.	18,948	408,282
	Relo Group, Inc.	418,556	4,149,597
#	SAMTY Co. Ltd.	169,950	2,794,567
	Sankyo Frontier Co. Ltd.	23,700	605,624
	Sansei Landic Co. Ltd.	8,200	54,043
# *	SRE Holdings Corp.	27,300	418,325
#	Star Mica Holdings Co. Ltd.	144,400	579,449
	Starts Corp., Inc.	208,300	3,956,167
	Sun Frontier Fudousan Co. Ltd.	178,800	1,734,899
#	Sunnexta Group, Inc.	11,100	68,628
#	Tenpo Innovation Co. Ltd.	3,100	22,641
# *	TKP Corp.	49,700	676,319
	TOC Co. Ltd.	284,250	1,198,870
	Tokyo Rakutenchi Co. Ltd.	16,000	435,890
#	Tokyo Theatres Co., Inc.	47,099	331,277
	Tosei Corp.	187,900	2,220,354
	Urbanet Corp. Co. Ltd.	92,700	237,597

TOTAL REAL ESTATE			42,985,677

THE JAPANESE SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UTILITIES — (1.7%)
	Chugoku Electric Power Co., Inc.	452,000	$2,826,441
	EF-ON, Inc.	72,920	231,216
#	eRex Co. Ltd.	179,300	884,018
	Hiroshima Gas Co. Ltd.	322,200	850,806
	Hokkaido Electric Power Co., Inc.	987,500	4,154,136
	Hokkaido Gas Co. Ltd.	92,600	1,437,251
*	Hokuriku Electric Power Co.	1,015,900	5,039,104
#	Hokuriku Gas Co. Ltd.	10,100	228,392
	K&O Energy Group, Inc.	89,200	1,404,590
#	Kasumigaseki Capital Co. Ltd.	10,400	553,919
	Nippon Gas Co. Ltd.	676,700	10,170,459
	Okinawa Electric Power Co., Inc.	260,816	1,904,458
*	RENOVA, Inc.	214,500	1,543,060
	Saibu Gas Holdings Co. Ltd.	154,300	1,957,393
	Shikoku Electric Power Co., Inc.	776,800	5,303,963
	Shizuoka Gas Co. Ltd.	315,000	2,140,251
#	Toell Co. Ltd.	57,500	255,693
	Toho Gas Co. Ltd.	215,700	3,714,635
	West Holdings Corp.	131,303	2,897,285

TOTAL UTILITIES			47,497,070

TOTAL COMMON STOCKS Cost ($ 2,743,166,586)			2,793,511,299

			Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	2,508,802	29,019,314

TOTAL INVESTMENTS — (100.0%) (Cost $ 2,772,186,608)			$2,822,530,613

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	—	$57,215,453	—	$57,215,453
Consumer Discretionary	$1,476,840	408,904,169	—	410,381,009
Consumer Staples	—	237,432,840	—	237,432,840
Energy	—	22,112,461	—	22,112,461
Financials	—	281,674,062	—	281,674,062
Health Care	—	142,086,505	—	142,086,505
Industrials	—	805,235,275	—	805,235,275
Information Technology	—	385,320,140	—	385,320,140
Materials	—	361,570,807	—	361,570,807
Real Estate	—	42,985,677	—	42,985,677
Utilities	—	47,497,070	—	47,497,070
Securities Lending Collateral	—	29,019,314	—	29,019,314

TOTAL	$1,476,840	$2,821,053,773	—	$2,822,530,613

THE ASIA PACIFIC SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (99.0%)
AUSTRALIA — (64.1%)
#	29Metals Ltd.	484,687	$190,960
*	3P Learning Ltd.	93,233	58,283
# *	4DMedical Ltd.	44,717	13,238
	A2B Australia Ltd.	511,111	496,928
	Accent Group Ltd.	2,637,289	3,149,976
* ††	ACN 603323182 Ltd.	1,687	0
#	Acrow Formwork & Construction Services Ltd.	418,199	231,954
#	Adairs Ltd.	913,638	724,262
*	Adbri Ltd.	2,282,227	2,867,136
*	Aeris Resources Ltd.	37,920	3,496
*	Ainsworth Game Technology Ltd.	557,129	368,249
# *	Alcidion Group Ltd.	643,486	39,595
*	Alkane Resources Ltd.	2,950,944	1,101,192
*	Alliance Aviation Services Ltd.	423,816	809,588
# *	Alligator Energy Ltd.	8,107,416	258,746
# *	Altech Batteries Ltd.	174,277	7,649
	Altium Ltd.	111,799	2,819,965
*	Alumina Ltd.	9,038,565	4,491,586
# *	AMA Group Ltd.	10,669,904	421,038
	AMP Ltd.	16,394,773	10,923,695
	Ansell Ltd.	667,276	9,015,436
*	Antipa Minerals Ltd.	3,268,084	28,779
	APM Human Services International Ltd.	80,377	106,850
# *	Appen Ltd.	1,035,304	595,546
# *	Arafura Rare Earths Ltd.	11,969,016	1,415,022
#	ARB Corp. Ltd.	516,706	9,641,932
# *	Archer Materials Ltd.	514,440	144,029
*	Ardea Resources Ltd.	232,320	77,409
# *	Ardent Leisure Group Ltd.	2,433,333	694,914
# *	Argosy Minerals Ltd.	2,371,384	242,123
#	ARN Media Ltd.	2,190,777	1,098,552
# *	Aroa Biosurgery Ltd.	265,147	130,380
	AUB Group Ltd.	653,490	11,222,709
# *	Audinate Group Ltd.	227,366	1,813,716
# *	Aura Energy Ltd.	259,286	48,659
# *	Aurelia Metals Ltd.	12,157,917	729,729
*	Aussie Broadband Ltd.	813,036	2,025,513
	Austal Ltd.	1,992,093	2,151,090
#	Austin Engineering Ltd.	845,694	139,772
*	Australian Agricultural Co. Ltd.	2,122,247	1,677,704
#	Australian Clinical Labs Ltd.	806,330	1,379,201
	Australian Ethical Investment Ltd.	384,890	952,568
#	Australian Finance Group Ltd.	1,734,974	1,421,303
# *	Australian Strategic Materials Ltd.	508,382	456,402
# *	Australian Vanadium Ltd.	16,823,179	278,608
#	Australian Vintage Ltd.	2,444,948	614,518
	Auswide Bank Ltd.	192,735	629,607
#	AVJennings Ltd.	7,433,443	1,134,639
# * ††	AVZ Minerals Ltd.	263,719	27,651
# *	Azure Minerals Ltd.	24,167	53,766
#	Baby Bunting Group Ltd.	807,525	873,981
#	Bank of Queensland Ltd.	3,124,152	10,152,388
# *	Bannerman Energy Ltd.	95,393	155,608
	Bapcor Ltd.	2,047,713	6,970,109
	Base Resources Ltd.	2,267,930	194,363
*	BCI Minerals Ltd.	2,716,101	483,269
	Beach Energy Ltd.	8,618,391	8,488,701

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	Beacon Lighting Group Ltd.	478,014	$559,160
	Beacon Minerals Ltd.	2,446,902	41,633
	Bega Cheese Ltd.	1,637,591	2,901,570
#	Bell Financial Group Ltd.	734,391	456,255
*	Bellevue Gold Ltd.	8,798,707	8,001,775
	Bendigo & Adelaide Bank Ltd.	20,951	116,077
*	Berkeley Energia Ltd.	37,692	7,972
# *	Betmakers Technology Group Ltd.	2,293,199	115,658
# *	Bigtincan Holdings Ltd.	1,377,352	241,375
*	Black Cat Syndicate Ltd.	80,356	10,954
# *	Black Rock Mining Ltd.	2,703,893	197,232
*	Boral Ltd.	1,705,081	4,888,093
*	Boss Energy Ltd.	2,371,994	6,536,645
*	Botanix Pharmaceuticals Ltd.	220,516	19,651
#	Bravura Solutions Ltd.	2,892,526	1,269,755
#	Breville Group Ltd.	613,229	8,311,031
#	Brickworks Ltd.	380,798	5,935,109
# *	Bubs Australia Ltd.	968,640	101,587
# * ††	BWX Ltd.	744,883	35,439
*	Byron Energy Ltd.	275,427	13,992
# *	Calidus Resources Ltd.	1,056,671	129,936
	Calima Energy Ltd.	1,950,890	108,935
#	Capitol Health Ltd.	5,647,083	698,620
	Capral Ltd.	66,057	349,450
*	Capricorn Metals Ltd.	2,313,472	6,883,469
# *	Carnarvon Energy Ltd.	9,715,176	924,892
#	Cash Converters International Ltd.	2,674,589	347,635
# *	Catapult Group International Ltd.	510,098	292,551
* ††	CDS Technologies Ltd.	13,276	0
	Cedar Woods Properties Ltd.	417,943	1,175,137
*	Central Petroleum Ltd.	372,826	10,433
* ††	Centrebet International Ltd.	162,672	0
# *	Cettire Ltd.	14,046	22,943
	Challenger Ltd.	1,648,951	6,148,377
#	Champion Iron Ltd.	1,787,152	8,128,867
# *	City Chic Collective Ltd.	1,254,668	207,280
*	Clean Seas Seafood Ltd.	247,494	68,417
	ClearView Wealth Ltd.	156,351	52,118
#	Clinuvel Pharmaceuticals Ltd.	230,037	2,152,559
	Clover Corp. Ltd.	788,775	446,629
# *	Cobalt Blue Holdings Ltd.	650,479	95,182
	Cobram Estate Olives Ltd.	13,289	10,679
	Codan Ltd.	583,118	2,892,232
#	COG Financial Services Ltd.	11,590	9,561
# *	Cogstate Ltd.	285,806	266,802
	Collins Foods Ltd.	690,510	4,004,175
*	Comet Ridge Ltd.	2,030,633	203,457
*	Cooper Energy Ltd.	17,091,732	1,043,176
# *	Core Lithium Ltd.	2,708,158	622,712
Ω	Coronado Global Resources, Inc., CDI	446,831	491,526
	Corporate Travel Management Ltd.	706,323	7,474,030
	Costa Group Holdings Ltd.	2,778,963	5,481,214
#	Credit Corp. Group Ltd.	438,411	3,382,378
	CSR Ltd.	3,025,097	10,809,247
	Dalrymple Bay Infrastructure Ltd.	62,922	108,270
*	Danakali Ltd.	949,453	172,800
	Data#3 Ltd.	1,144,685	4,934,429
# *	De Grey Mining Ltd.	7,987,954	6,003,761
# *	Deep Yellow Ltd.	1,950,519	1,562,486

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Delta Lithium Ltd.	51,170	$19,114
	Deterra Royalties Ltd.	484,101	1,446,497
#	Dicker Data Ltd.	444,952	2,986,091
	Domain Holdings Australia Ltd.	1,617,881	3,506,981
	Domino’s Pizza Enterprises Ltd.	284,704	9,226,985
	Downer EDI Ltd.	4,102,725	9,867,275
# *	Dreadnought Resources Ltd.	5,829,110	118,792
#	Dropsuite Ltd.	52,173	8,126
	Duratec Ltd.	115,376	85,188
	Eagers Automotive Ltd.	877,469	7,216,825
*	Earlypay Ltd.	440,857	61,902
# *	Ecograf Ltd.	1,581,731	230,310
	Elanor Investor Group	430,686	326,617
	Elders Ltd.	931,171	3,513,773
# *	Electro Optic Systems Holdings Ltd.	80,313	45,546
*	Element 25 Ltd.	32,362	7,741
# *	Elevate Uranium Ltd.	172,343	42,169
# *	Elixir Energy Ltd.	2,250,692	95,966
#	Emeco Holdings Ltd.	1,996,391	728,608
# *	Emerald Resources NL	1,453,057	2,379,982
# *	EML Payments Ltd.	1,935,882	1,399,247
*	Energy Transition Minerals Ltd.	1,881,748	40,803
	Enero Group Ltd.	285,776	275,236
# *	EnviroSuite Ltd.	1,131,191	42,449
	EQT Holdings Ltd.	181,246	2,880,678
	Estia Health Ltd.	1,674,576	3,246,595
	Eureka Group Holdings Ltd.	37,142	10,481
# *	European Lithium Ltd.	3,882,196	160,623
	Euroz Hartleys Group Ltd.	329,402	176,931
	EVT Ltd.	647,336	4,292,281
*	Experience Co. Ltd.	102,579	13,984
	Fenix Resources Ltd.	819,300	120,093
*	Finbar Group Ltd.	337,695	139,524
# * ††	Firefinch Ltd.	1,569,275	37,330
*	FleetPartners Group Ltd.	2,053,330	3,243,365
	Fleetwood Ltd.	570,779	601,346
#	Flight Centre Travel Group Ltd.	991,677	11,788,395
# *	Frontier Digital Ventures Ltd.	1,085,135	272,494
	G8 Education Ltd.	4,502,786	2,721,091
# *	Galan Lithium Ltd.	1,727,819	694,102
# *	Genesis Minerals Ltd.	480,584	441,824
# *	Genetic Signatures Ltd.	171,373	54,313
# *	Genex Power Ltd.	1,098,842	111,510
	Gold Road Resources Ltd.	8,223,152	9,774,805
	GR Engineering Services Ltd.	314,754	421,312
	GrainCorp Ltd., Class A	1,378,921	6,094,342
	Grange Resources Ltd.	3,442,251	910,673
	GTN Ltd.	15,394	3,270
	GUD Holdings Ltd.	1,021,707	6,947,914
	GWA Group Ltd.	1,322,024	1,440,340
	Hansen Technologies Ltd.	1,184,216	3,910,525
#	Harvey Norman Holdings Ltd.	3,154,895	7,374,464
# *	Hastings Technology Metals Ltd.	50,199	25,394
	Healius Ltd.	3,351,677	3,862,598
	Healthia Ltd.	131,677	147,958
	Helia Group Ltd.	2,450,305	5,635,075
*	Helios Energy Ltd.	817,342	33,315
#	Helloworld Travel Ltd.	51,370	76,928
# *	Highfield Resources Ltd.	535,052	115,530

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Hillgrove Resources Ltd.	862,845	$32,327
	Horizon Oil Ltd.	2,497,765	246,898
*	Hot Chili Ltd.	169,686	115,275
	HUB24 Ltd.	477,073	9,211,187
#	Humm Group Ltd.	2,572,069	670,881
	Iluka Resources Ltd.	1,561,869	7,212,329
*	Image Resources NL	946,902	39,183
	Imdex Ltd.	3,204,625	3,361,356
# *	Immutep Ltd.	3,059,682	611,963
# *	Immutep Ltd., Sponsored ADR	7,245	13,693
*	ImpediMed Ltd.	417,437	30,419
# *	Imugene Ltd.	4,371,449	120,205
#	Infomedia Ltd.	3,041,237	2,766,969
	Inghams Group Ltd.	2,665,743	6,243,534
#	Insignia Financial Ltd.	3,456,544	4,546,054
	Integral Diagnostics Ltd.	1,300,867	2,203,389
*	Integrated Research Ltd.	461,651	92,407
# *	Investigator Resources Ltd.	686,170	18,892
	InvoCare Ltd.	908,018	7,307,553
# *	ioneer Ltd.	9,221,486	825,830
*	Ionic Rare Earths Ltd.	501,281	6,707
	IPD Group Ltd.	72,939	173,559
	IPH Ltd.	1,569,172	6,819,157
#	IRESS Ltd.	1,096,122	3,495,236
	IVE Group Ltd.	749,277	881,556
	JB Hi-Fi Ltd.	198,235	5,698,252
#	Johns Lyng Group Ltd.	1,261,685	4,911,768
	Jumbo Interactive Ltd.	208,843	1,841,895
#	Jupiter Mines Ltd.	5,869,315	708,056
*	Karoon Energy Ltd.	4,021,732	6,476,220
	Kelly Partners Group Holdings Ltd.	3,572	9,294
	Kelsian Group Ltd.	914,877	3,518,438
# *	Kogan.com Ltd.	454,627	1,268,696
# *	Lark Distilling Co. Ltd.	53,414	49,548
* ††	Lednium Technology Pty. Ltd.	195,019	0
	Lendlease Corp. Ltd.	785,747	3,111,943
*	Leo Lithium Ltd.	726,998	232,891
# *	Lepidico Ltd.	2,895,993	16,626
	Liberty Financial Group Ltd.	4,470	11,060
#	Lifestyle Communities Ltd.	591,766	5,887,029
#	Lindsay Australia Ltd.	284,724	174,810
	Link Administration Holdings Ltd.	2,909,717	2,208,746
*	Li-S Energy Ltd.	3,944	549
	Lovisa Holdings Ltd.	409,311	4,529,549
*	Lucapa Diamond Co. Ltd.	2,137,140	43,724
	Lycopodium Ltd.	74,416	433,258
#	MA Financial Group Ltd.	494,468	1,349,339
#	Maas Group Holdings Ltd.	87,097	189,893
# *	Mach7 Technologies Ltd.	42,643	18,823
	Macmahon Holdings Ltd.	5,977,758	589,158
*	Macquarie Technology Group Ltd.	28,125	1,114,726
#	Mader Group Ltd.	97,209	389,714
	Magellan Financial Group Ltd.	698,995	2,900,747
††	Mallee Resources Ltd.	49,485	5,023
	MaxiPARTS Ltd.	89,535	148,842
#	Mayne Pharma Group Ltd.	431,502	1,006,800
	McMillan Shakespeare Ltd.	580,286	6,184,254
#	McPherson’s Ltd.	653,702	163,326
# *	Medical Developments International Ltd.	167,262	85,016

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
# *	Megaport Ltd.	180,639	$1,104,755
*	Melbana Energy Ltd.	530,743	22,340
# *	Mesoblast Ltd.	2,543,526	582,252
# *	Metals X Ltd.	3,110,795	554,317
	Metcash Ltd.	4,615,181	10,807,985
#	Michael Hill International Ltd.	1,522,713	790,423
# *	Micro-X Ltd.	261,656	23,190
*	MMA Offshore Ltd.	1,613,757	1,298,727
	Monadelphous Group Ltd.	604,620	5,416,525
	Monash IVF Group Ltd.	2,250,892	1,860,109
*	Morning Star Gold NL	332,749	0
#	MotorCycle Holdings Ltd.	109,445	138,762
*	Mount Gibson Iron Ltd.	3,530,297	1,113,086
#	Myer Holdings Ltd.	4,392,297	1,399,059
	MyState Ltd.	698,807	1,292,283
*	Nanosonics Ltd.	1,546,047	3,689,762
	Navigator Global Investments Ltd.	1,074,364	803,800
# *	Neometals Ltd.	1,640,466	224,090
	Netwealth Group Ltd.	806,030	6,549,114
	New Hope Corp. Ltd.	3,051,610	11,230,195
*	New World Resources Ltd.	3,583,331	59,453
#	NextEd Group Ltd.	47,565	24,228
	nib holdings Ltd.	2,762,115	12,729,528
#	Nick Scali Ltd.	389,067	2,668,666
#	Nickel Industries Ltd.	9,323,125	4,438,638
	Nine Entertainment Co. Holdings Ltd.	7,806,987	9,199,665
# *	Novonix Ltd.	1,098,177	480,889
	NRW Holdings Ltd.	3,217,572	5,139,430
	Nufarm Ltd.	2,193,327	6,060,610
*	Nuix Ltd.	262,687	234,357
	Objective Corp. Ltd.	106,281	716,668
*	OFX Group Ltd.	1,814,828	1,777,513
#	OM Holdings Ltd.	676,887	199,281
# *	Omni Bridgeway Ltd.	1,852,640	1,789,290
	oOh!media Ltd.	2,618,980	2,172,903
*	Opthea Ltd.	1,065,718	223,068
*	Ora Banda Mining Ltd.	397,091	40,091
# *	OreCorp Ltd.	192,088	55,836
	Orora Ltd.	8,207,195	12,861,724
	Pacific Current Group Ltd.	333,540	1,923,670
#	Pacific Smiles Group Ltd.	272,678	204,409
*	Pact Group Holdings Ltd.	1,240,015	547,515
*	Paladin Energy Ltd.	16,031,454	9,660,647
# *	Panoramic Resources Ltd.	10,367,820	231,491
# *	Pantoro Ltd.	9,770,781	197,372
*	Paradigm Biopharmaceuticals Ltd.	47,760	18,632
#	Paragon Care Ltd.	348,680	39,929
# *	Peak Rare Earths Ltd.	28,342	7,339
	Peet Ltd.	1,364,417	1,021,639
# *	Peninsula Energy Ltd.	3,729,388	284,383
#	PeopleIN Ltd.	496,683	475,176
	Pepper Money Ltd.	217,431	171,411
*	Perenti Ltd.	4,319,024	2,920,425
	Perpetual Ltd.	638,190	7,802,171
	Perseus Mining Ltd.	7,999,202	8,546,820
#	Peter Warren Automotive Holdings Ltd.	341,518	518,397
*	PEXA Group Ltd.	685,069	4,751,599
#	Pinnacle Investment Management Group Ltd.	815,367	4,041,080
	Platinum Asset Management Ltd.	2,649,973	1,895,011

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
#	PointsBet Holdings Ltd.	616,994	$297,817
*	Poseidon Nickel Ltd.	13,403,271	135,256
*	PPK Mining Equipment Group Pty. Ltd.	22,761	0
# *	Praemium Ltd.	2,916,041	1,031,817
# *	Predictive Discovery Ltd.	1,997,557	297,633
	Premier Investments Ltd.	390,431	5,661,362
*	Prescient Therapeutics Ltd.	350,479	12,712
	Probiotec Ltd.	109,937	171,051
	Propel Funeral Partners Ltd.	232,098	658,240
# * ††	Province Resources Ltd.	889,179	8,461
	PSC Insurance Group Ltd.	698,470	1,974,313
	PWR Holdings Ltd.	618,964	3,856,995
	QANTM Intellectual Property Ltd.	112,211	66,398
	Qube Holdings Ltd.	382,135	647,994
#	Ramelius Resources Ltd.	5,705,170	5,925,514
*	ReadyTech Holdings Ltd.	260,516	595,191
*	Red 5 Ltd.	19,115,525	3,853,197
††	Red River Resources Ltd.	480,964	4,180
# *	Redbubble Ltd.	1,256,028	447,984
#	Regal Partners Ltd.	32,643	36,266
#	Regis Healthcare Ltd.	924,208	1,466,024
*	Regis Resources Ltd.	4,180,429	4,525,539
	Reject Shop Ltd.	181,592	598,900
	Reliance Worldwide Corp. Ltd.	4,522,177	10,079,750
#	Resimac Group Ltd.	124,613	71,130
# *	Resolute Mining Ltd.	12,003,363	2,711,068
# *	Retail Food Group Ltd.	13,948,578	425,832
*	Rex Minerals Ltd.	1,272,336	133,214
	Ridley Corp. Ltd.	1,892,845	2,659,657
*	RPMGlobal Holdings Ltd.	1,234,066	1,127,248
* ††	Salmat Ltd.	667,137	0
*	Sandfire Resources Ltd.	3,123,483	11,848,150
*	SciDev Ltd.	144,186	22,092
#	Select Harvests Ltd.	777,107	1,911,501
#	Servcorp Ltd.	348,243	663,205
#	Service Stream Ltd.	3,458,885	1,932,356
*	Seven West Media Ltd.	5,521,209	930,936
	SG Fleet Group Ltd.	455,768	733,464
	Shaver Shop Group Ltd.	677,094	440,466
*	Sheffield Resources Ltd.	249,376	93,452
	Shine Justice Ltd.	59,739	26,532
	Shriro Holdings Ltd.	24,206	12,961
# *	Sierra Rutile Holdings Ltd.	1,232,661	133,493
	Sigma Healthcare Ltd.	6,733,608	2,762,146
*	Silver Lake Resources Ltd.	5,913,260	3,889,468
# *	Silver Mines Ltd.	4,201,505	462,755
	Sims Ltd.	999,254	7,965,428
	SmartGroup Corp. Ltd.	843,443	4,611,288
#	Solvar Ltd.	1,262,432	893,778
	Southern Cross Electrical Engineering Ltd.	872,550	440,255
#	Southern Cross Media Group Ltd.	1,529,344	879,149
* ††	SpeedCast International Ltd.	1,497,915	0
	SRG Global Ltd.	1,326,048	522,968
# *	St Barbara Ltd.	5,517,003	607,970
*	Stanmore Resources Ltd.	290,100	702,962
*	Star Entertainment Group Ltd.	12,793,618	4,321,898
*	Strandline Resources Ltd.	2,534,832	152,757
# *	Strike Energy Ltd.	5,292,841	1,314,352
# *	Sunland Group Ltd.	644,302	29,836

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
AUSTRALIA — (Continued)
*	Sunstone Metals Ltd.	5,925,496	$67,621
	Super Retail Group Ltd.	1,077,207	9,063,950
# *	Superloop Ltd.	2,512,181	971,780
	Symbio Holdings Ltd.	318,710	554,928
# *	Syrah Resources Ltd.	3,808,820	1,619,801
	Tabcorp Holdings Ltd.	13,480,179	6,651,512
	Technology One Ltd.	742,435	6,885,186
# *	Temple & Webster Group Ltd.	587,618	2,098,447
††	Ten Sixty Four Ltd.	1,044,721	139,171
#	Terracom Ltd.	2,443,852	575,966
	Tribune Resources Ltd.	14,725	29,583
*	Tuas Ltd.	147,115	194,395
# *	Tyro Payments Ltd.	2,114,954	1,163,729
#	Universal Store Holdings Ltd.	19,109	40,730
	Ventia Services Group Pty. Ltd.	1,718,841	3,004,150
* ††	Virgin Australia Holdings Pty. Ltd.	7,648,897	0
Ω	Viva Energy Group Ltd.	6,590,681	11,867,968
# *	Viva Leisure Ltd.	84,215	77,779
# *	Volpara Health Technologies Ltd.	225,102	105,140
# *	Vulcan Energy Resources Ltd.	76,760	101,491
*	Wagners Holding Co. Ltd.	137,096	79,726
* ††	Walkabout Resources Ltd.	1,129,282	86,205
# *	Webjet Ltd.	2,302,818	8,948,714
*	West African Resources Ltd.	5,897,576	2,740,237
*	Westgold Resources Ltd.	2,847,042	3,726,480
# *	Widgie Nickel Ltd.	265,653	31,265
* ††	Wiluna Mining Corp. Ltd.	248,265	5,984
	XRF Scientific Ltd.	50,780	31,772
# *	Zip Co. Ltd.	2,318,238	424,077

TOTAL AUSTRALIA			771,605,484

CAYMAN ISLANDS — (0.0%)
	Chi Kan Holdings Ltd.	56,000	23,977

CHINA — (0.1%)
*	AustAsia Group Ltd.	180,602	37,793
*	Fountain SET Holdings Ltd.	2,152,000	110,090
*	Neo-Neon Holdings Ltd.	2,061,500	110,027
	PAX Global Technology Ltd.	33,000	22,778
	SIIC Environment Holdings Ltd.	3,574,020	508,580

TOTAL CHINA			789,268

HONG KONG — (21.0%)
*	Aceso Life Science Group Ltd.	7,436,400	148,805
	Aeon Credit Service Asia Co. Ltd.	1,074,000	738,881
# *	Aidigong Maternal & Child Health Ltd.	3,680,000	116,748
	Allied Group Ltd.	9,746,000	2,017,456
	Analogue Holdings Ltd.	842,000	142,038
	APAC Resources Ltd.	4,519,815	616,768
# *	Apollo Future Mobility Group Ltd.	11,672,000	40,341
	Asia Financial Holdings Ltd.	1,626,908	659,496
*	Asia Standard International Group Ltd.	10,846,917	613,756
	ASMPT Ltd.	1,562,400	13,232,824
	Associated International Hotels Ltd.	952,000	792,191
	Bank of East Asia Ltd.	3,523,577	4,184,710
	Best Mart 360 Holdings Ltd.	984,000	226,432
*	Blue River Holdings Ltd.	220,000	12,644
*	BOCOM International Holdings Co. Ltd.	2,371,000	98,543

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Bright Smart Securities & Commodities Group Ltd.	1,166,000	$201,426
* ††	Brightoil Petroleum Holdings Ltd.	9,034,000	0
	Build King Holdings Ltd.	630,000	87,725
* ††	Burwill Holdings Ltd.	37,300,960	0
	Cafe de Coral Holdings Ltd.	2,544,000	3,204,129
*	Central Wealth Group Holdings Ltd.	13,664,000	36,732
*	Century City International Holdings Ltd.	7,111,460	236,807
	Chen Hsong Holdings	1,296,000	250,141
	Cheuk Nang Holdings Ltd.	771,714	171,248
	Chevalier International Holdings Ltd.	820,989	612,322
	China Baoli Technologies Holdings Ltd.	11,475	971
*	China Best Group Holding Ltd.	1,574,997	39,968
*	China Energy Development Holdings Ltd.	49,560,000	513,052
	China Motor Bus Co. Ltd.	80,000	615,203
* ††	China Solar	1,669,500	0
# *	China Star Entertainment Ltd.	10,110,000	1,035,443
*	Chinese Estates Holdings Ltd.	2,912,000	566,021
	Chinney Investments Ltd.	1,180,000	159,854
	Chow Sang Sang Holdings International Ltd.	2,104,000	2,418,598
	Chuang’s China Investments Ltd.	8,281,407	148,619
	Chuang’s Consortium International Ltd.	7,519,043	442,199
	CITIC Telecom International Holdings Ltd.	11,402,125	4,347,263
	CK Life Sciences International Holdings, Inc.	17,214,000	1,541,159
*	CMBC Capital Holdings Ltd.	440,999	25,646
# *	C-Mer Eye Care Holdings Ltd.	2,744,000	1,341,030
	CN Logistics International Holdings Ltd.	33,000	25,417
	CNT Group Ltd.	7,979,264	354,221
	Convenience Retail Asia Ltd.	1,026,000	87,840
# ††	Convoy, Inc.	32,922,000	131,684
# *	Cowell e Holdings, Inc.	1,300,000	3,118,834
Ω	Crystal International Group Ltd.	378,500	114,725
# *	CSC Holdings Ltd.	83,051,250	310,257
	CSI Properties Ltd.	47,316,383	634,830
* ††	CW Group Holdings Ltd.	1,361,500	0
	Dah Sing Banking Group Ltd.	3,380,716	2,217,919
	Dah Sing Financial Holdings Ltd.	1,278,944	2,894,949
	Dickson Concepts International Ltd.	1,591,000	789,535
*	Digital Domain Holdings Ltd.	581,000	14,042
	Dynamic Holdings Ltd.	230,000	265,807
	Eagle Nice International Holdings Ltd.	2,022,000	1,163,686
	EC Healthcare	2,109,097	660,201
* ††	EcoGreen International Group Ltd.	1,994,640	90,820
	Emperor International Holdings Ltd.	10,584,753	582,554
	Emperor Watch & Jewellery Ltd.	25,160,000	550,072
*	ENM Holdings Ltd.	12,820,000	466,068
*	Esprit Holdings Ltd.	10,905,325	461,076
*	Eternity Investment Ltd.	820,000	5,646
	EuroEyes International Eye Clinic Ltd., Class C	331,000	186,233
	Fairwood Holdings Ltd.	792,100	1,086,265
	Far East Consortium International Ltd.	12,607,629	2,594,432
	First Pacific Co. Ltd.	13,068,000	4,947,091
* Ω	FIT Hon Teng Ltd.	3,798,000	509,342
* Ω	Fosun Tourism Group	272,800	234,254
	Four Seas Mercantile Holdings Ltd.	610,000	204,583
* Ω	Frontage Holdings Corp.	2,860,000	711,639
	FSE Lifestyle Services Ltd.	670,000	499,609
	Get Nice Financial Group Ltd.	2,438,600	199,213
	Giordano International Ltd.	7,534,000	2,146,938
	Glorious Sun Enterprises Ltd.	3,932,000	412,616

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
*	Gold Fin Holdings	9,580,000	$0
*	Gold Peak Technology Group Ltd., Class L	3,029,642	204,856
	Golden Resources Development International Ltd.	4,216,500	323,688
* ††	Good Resources Holdings, Ltd.	6,860,000	0
*	GR Life Style Company Ltd.	2,224,000	136,007
	Great Eagle Holdings Ltd.	1,207,472	1,967,794
*	Greentech Technology International Ltd.	2,594,000	148,996
	G-Resources Group Ltd.	2,582,810	600,260
	Guoco Group Ltd.	2,000	15,023
	Guotai Junan International Holdings Ltd.	17,445,797	1,383,360
# *	Haitong International Securities Group Ltd.	12,514,640	2,258,161
	Hang Lung Group Ltd.	3,254,000	4,334,114
	Hanison Construction Holdings Ltd.	2,713,649	293,247
	Hao Tian International Construction Investment Group Ltd.	808,000	100,522
*	Harbour Centre Development Ltd.	936,500	854,675
	HK Electric Investments & HK Electric Investments Ltd.	883,500	490,108
	HKBN Ltd.	4,321,500	1,497,056
	HKR International Ltd.	7,039,769	1,457,158
	Hon Kwok Land Investment Co. Ltd.	388,800	83,831
# *	Hong Kong ChaoShang Group Ltd.	1,320,000	141,449
	Hong Kong Ferry Holdings Co. Ltd.	1,007,300	586,933
*	Hong Kong Technology Venture Co. Ltd.	2,193,000	785,364
*	Hongkong & Shanghai Hotels Ltd.	3,607,989	2,780,203
	Hongkong Chinese Ltd.	5,038,000	225,615
Ω	Honma Golf Ltd.	1,123,000	465,883
* ††	Hsin Chong Group Holdings Ltd.	10,243,403	0
	Hung Hing Printing Group Ltd.	2,940,000	405,480
	Hutchison Telecommunications Hong Kong Holdings Ltd.	9,994,000	1,342,570
	Hysan Development Co. Ltd.	3,167,000	5,829,675
*	IGG, Inc.	5,126,000	1,803,200
*	Imagi International Holdings Ltd.	28,984	7,753
Ω	Impro Precision Industries Ltd.	386,000	104,039
	International Housewares Retail Co. Ltd.	1,970,000	538,877
*	IPE Group Ltd.	3,145,000	181,138
*	IRC Ltd.	26,098,266	300,849
*	ITC Properties Group Ltd.	5,543,292	488,008
	Jacobson Pharma Corp. Ltd.	3,580,000	297,516
	JBM Healthcare Ltd.	911,110	137,334
	Johnson Electric Holdings Ltd.	2,030,054	2,518,289
	K Wah International Holdings Ltd.	1,912,000	513,397
*	Kader Holdings Co. Ltd.	14,000	740
	Karrie International Holdings Ltd.	2,932,000	210,106
	Keck Seng Investments Hong Kong Ltd.	856,600	213,807
	Kerry Logistics Network Ltd.	3,741,500	3,173,326
	Kerry Properties Ltd.	3,037,000	5,110,623
	Kingmaker Footwear Holdings Ltd.	1,878,955	225,951
	Kowloon Development Co. Ltd.	3,000,000	2,643,563
	KRP Development Holdings Ltd.	733,000	87,445
*	KuangChi Science Ltd.	3,714,000	64,070
*	Kwoon Chung Bus Holdings Ltd.	44,000	9,280
*	Lai Sun Development Co. Ltd.	2,556,894	301,407
*	Lai Sun Garment International Ltd.	1,497,442	196,329
	Lam Soon Hong Kong Ltd.	326,310	339,374
	Langham Hospitality Investments & Langham Hospitality Investments Ltd.	4,040,750	351,401
	Lippo China Resources Ltd.	856,200	96,370
*	Lippo Ltd.	1,161,700	167,723
	Liu Chong Hing Investment Ltd.	1,531,200	1,061,592
	L’Occitane International SA	1,675,750	4,307,061
	Luk Fook Holdings International Ltd.	3,378,000	8,380,129

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
	Lung Kee Bermuda Holdings	1,491,875	$291,790
*	Magnificent Hotel Investment Ltd.	13,170,000	150,123
	Man Wah Holdings Ltd.	6,096,400	3,786,288
*	Mason Group Holdings Ltd.	111,713,399	471,109
* ††	Master Glory GP	972,981	0
	Matrix Holdings Ltd.	1,067,414	261,876
#	MECOM Power & Construction Ltd.	9,701,999	526,893
	Melbourne Enterprises Ltd.	39,500	644,070
* ††	MH Development NPV	3,238,000	0
*	Midland Holdings Ltd.	2,901,987	218,995
	Miramar Hotel & Investment	1,170,000	1,481,018
	Modern Dental Group Ltd.	2,158,000	931,169
*	Mongolian Mining Corp.	1,104,000	452,788
*	NagaCorp Ltd.	5,391,359	2,315,884
	Nameson Holdings Ltd.	7,692,000	432,713
	Nanyang Holdings Ltd.	133,500	409,258
	National Electronics Holdings	2,668,600	261,011
* ††	National United Resources Holdings Ltd.	1,828,000	21,126
*	NEW Concepts Holdings Ltd.	884,000	79,339
*	New Times Energy Corp. Ltd.	994,000	10,446
#	New World Development Co. Ltd.	1,654,000	3,035,617
* ††	NewOcean Energy Holdings Ltd.	7,246,000	6,482
#	Nissin Foods Co. Ltd.	1,561,000	1,191,991
	NWS Holdings Ltd.	6,279,000	7,429,555
	Oriental Watch Holdings	2,759,611	1,330,440
# *	Oshidori International Holdings Ltd.	20,024,400	562,684
* ††	Pacific Andes International Holdings Ltd.	19,435,067	0
	Pacific Basin Shipping Ltd.	28,378,000	8,211,841
*	Pacific Century Premium Developments Ltd.	457,240	15,483
	Pacific Textiles Holdings Ltd.	4,943,000	941,927
*	Paliburg Holdings Ltd.	3,180,830	378,999
*	Paradise Entertainment Ltd.	456,000	58,341
	PC Partner Group Ltd.	1,108,000	443,863
	PCCW Ltd.	18,348,545	8,980,462
# * ††	Peace Mark Holdings Ltd.	2,479,870	0
	Pentamaster International Ltd.	1,550,000	178,469
	Perfect Medical Health Management Ltd.	2,611,000	1,226,455
	Pico Far East Holdings Ltd.	5,010,000	878,548
	Playmates Holdings Ltd.	7,082,000	525,332
	Plover Bay Technologies Ltd.	2,224,000	634,972
	Pokfulam Development Co. Ltd.	62,000	48,334
*	PT International Development Co. Ltd.	12,343,725	97,728
	Public Financial Holdings Ltd.	2,848,000	645,012
* ††	Pyxis Group Ltd.	1,936,000	0
# *	Realord Group Holdings Ltd.	290,000	213,863
*	Regal Hotels International Holdings Ltd.	2,897,800	1,000,717
# Ω	Regina Miracle International Holdings Ltd.	1,983,000	591,126
*	Sa Sa International Holdings Ltd.	406,000	53,004
	Safety Godown Co. Ltd.	1,200,000	309,052
* Ω	Samsonite International SA	3,780,000	11,707,104
	SAS Dragon Holdings Ltd.	2,168,000	946,783
#	SEA Holdings Ltd.	1,657,523	397,133
*	Shangri-La Asia Ltd.	4,470,000	2,851,757
*	Shun Ho Property Investments Ltd.	1,172,757	139,286
*	Shun Tak Holdings Ltd.	8,549,419	1,115,131
	Singamas Container Holdings Ltd.	8,400,000	580,641
	SITC International Holdings Co. Ltd.	1,993,000	3,070,026
# *	SJM Holdings Ltd.	12,624,750	4,381,839
	SmarTone Telecommunications Holdings Ltd.	1,769,981	923,237

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
# *	Solomon Systech International Ltd.	8,926,000	$365,482
	Soundwill Holdings Ltd.	600,500	440,300
*	South China Holdings Co. Ltd.	17,774,503	104,795
	Stella International Holdings Ltd.	2,686,000	3,033,224
	Sun Hung Kai & Co. Ltd.	4,836,429	1,614,225
*	Suncorp Technologies Ltd.	210,000	6,183
	SUNeVision Holdings Ltd.	2,891,000	1,075,324
	TAI Cheung Holdings Ltd.	2,329,000	951,671
	Tai Hing Group Holdings Ltd.	221,000	24,287
	Tai Sang Land Development Ltd.	798,910	299,172
#	Tan Chong International Ltd.	1,176,000	243,035
	Tao Heung Holdings Ltd.	1,396,000	139,301
# *	Television Broadcasts Ltd.	1,566,000	723,439
	Texhong International Group Ltd.	385,000	209,906
	Texwinca Holdings Ltd.	4,160,000	553,006
*	Theme International Holdings Ltd.	6,910,000	512,655
	Tian Teck Land Ltd.	1,024,000	338,871
*	TOM Group Ltd.	416,000	35,736
*	Tongda Group Holdings Ltd.	640,000	8,927
	Town Health International Medical Group Ltd.	6,486,115	265,472
	Tradelink Electronic Commerce Ltd.	6,126,000	689,827
	Transport International Holdings Ltd.	1,662,531	2,041,951
	United Laboratories International Holdings Ltd.	5,350,000	5,461,189
*	Universal Technologies Holdings Ltd.	1,730,000	41,012
††	Untrade.Genting Hk	5,824,000	57,903
* ††	Up Energy Development Group Ltd.	3,929,000	0
*	Value Convergence Holdings Ltd.	2,448,000	49,402
	Value Partners Group Ltd.	4,982,000	1,721,961
	Vedan International Holdings Ltd.	3,576,000	200,429
	Vesync Co. Ltd.	18,000	11,315
	Vitasoy International Holdings Ltd.	3,579,000	4,415,331
* Ω	VPower Group International Holdings Ltd., Class H	2,510,397	138,686
	VSTECS Holdings Ltd.	5,087,600	2,572,542
	VTech Holdings Ltd.	1,112,100	6,471,112
*	Wai Kee Holdings Ltd.	5,024,738	820,044
	Wang On Group Ltd.	41,740,000	217,921
# *	Wealthink AI-Innovation Capital Ltd.	7,296,000	113,715
	Wing On Co. International Ltd.	759,000	1,169,239
	Wing Tai Properties Ltd.	2,187,331	807,792
*	YT Realty Group Ltd.	1,968,124	93,223
	YTO International Express & Supply Chain Technology Ltd.	810,000	133,905
	Yue Yuen Industrial Holdings Ltd.	3,143,000	3,674,740
*	Yunfeng Financial Group Ltd.	612,000	71,174
*	Zensun Enterprises Ltd.	1,154,000	24,654
*	Zhaobangji Lifestyle Holdings Ltd.	2,104,000	61,383

TOTAL HONG KONG			252,706,903

NEW ZEALAND — (3.2%)
	AFT Pharmaceuticals Ltd.	34,226	66,752
	Air New Zealand Ltd.	6,123,616	2,389,933
	Arvida Group Ltd.	1,271,718	838,989
#	Briscoe Group Ltd.	34,115	89,236
	Channel Infrastructure NZ Ltd.	929,815	775,210
#	Chorus Ltd.	1,335,499	5,586,108
#	Colonial Motor Co. Ltd.	115,937	598,024
	Comvita Ltd.	50,282	89,380
	Delegat Group Ltd.	6,400	30,387
# *	Eroad Ltd.	39,322	14,919
#	Freightways Group Ltd.	857,962	3,725,934

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NEW ZEALAND — (Continued)
	Genesis Energy Ltd.	13,727	$18,480
# *	Gentrack Group Ltd.	71,302	203,475
	Hallenstein Glasson Holdings Ltd.	307,057	1,029,849
	Heartland Group Holdings Ltd.	2,629,410	2,346,112
#	Investore Property Ltd.	714,035	474,277
	KMD Brands Ltd.	2,463,781	1,191,778
#	Manawa Energy Ltd.	237,979	591,941
#	Millennium & Copthorne Hotels New Zealand Ltd.	354,679	372,438
#	Napier Port Holdings Ltd.	46,155	60,072
	NZME Ltd.	945,851	474,432
#	NZX Ltd.	1,660,742	968,269
	Oceania Healthcare Ltd.	1,714,162	679,969
# *	Pacific Edge Ltd.	1,413,438	82,330
#	PGG Wrightson Ltd.	124,704	232,023
	Rakon Ltd.	187,210	76,486
#	Restaurant Brands New Zealand Ltd.	145,379	318,600
* ††	RPNZ Ltd.	274,180	0
#	Sanford Ltd.	352,347	772,808
	Scales Corp. Ltd.	436,710	725,481
	Scott Technology Ltd.	53,845	115,030
*	Serko Ltd.	125,518	307,416
#	Skellerup Holdings Ltd.	783,212	2,063,027
	SKY Network Television Ltd.	419,328	703,925
	SKYCITY Entertainment Group Ltd.	3,449,340	3,759,761
	Steel & Tube Holdings Ltd.	575,667	365,872
	Summerset Group Holdings Ltd.	689,889	3,917,883
*	Synlait Milk Ltd.	346,641	269,198
#	Tourism Holdings Ltd.	566,167	1,070,844
	TOWER Ltd.	1,895,126	706,131
#	Turners Automotive Group Ltd.	114,260	273,425
# *	Vista Group International Ltd.	536,214	407,043
	Warehouse Group Ltd.	396,236	396,819

TOTAL NEW ZEALAND			39,180,066

SINGAPORE — (10.6%)
* ††	Abterra Ltd.	230,320	0
#	AEM Holdings Ltd.	787,400	1,990,419
#	Amara Holdings Ltd.	916,000	294,436
# *	Avarga Ltd.	2,626,500	337,339
	Aztech Global Ltd.	525,200	345,103
*	Banyan Tree Holdings Ltd.	927,000	261,456
* ††	Best World International Ltd.	526,383	649,752
#	Bonvests Holdings Ltd.	950,000	729,655
	Boustead Singapore Ltd.	2,032,082	1,209,467
	BRC Asia Ltd.	26,900	31,636
#	Bukit Sembawang Estates Ltd.	1,176,003	3,108,636
	Bund Center Investment Ltd.	659,825	202,416
#	Capitaland India Trust	4,801,421	3,365,526
	Centurion Corp. Ltd.	1,377,400	387,868
	China Aviation Oil Singapore Corp. Ltd.	2,137,499	1,256,891
	China Sunsine Chemical Holdings Ltd.	3,215,400	937,946
	Chuan Hup Holdings Ltd.	3,341,700	463,952
	Civmec Ltd.	162,700	93,908
	ComfortDelGro Corp. Ltd.	9,516,700	9,191,833
# *	COSCO Shipping International Singapore Co. Ltd.	5,043,900	431,274
*	Creative Technology Ltd.	285,050	300,927
	CSE Global Ltd.	2,661,460	797,867
*	Dasin Retail Trust	296,700	12,183
	Del Monte Pacific Ltd.	2,336,864	276,751

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
	Delfi Ltd.	1,141,900	$1,027,372
	DFI Retail Group Holdings Ltd.	49,700	106,011
* ††	DMX Technologies Group Ltd.	2,096,000	0
	Dyna-Mac Holdings Ltd.	1,352,800	307,113
# * ††	Ezion Holdings Ltd.	9,845,878	0
# * ††	Ezra Holdings Ltd.	6,762,986	0
	Far East Orchard Ltd.	1,191,395	887,786
	First Resources Ltd.	2,368,700	2,615,340
#	First Sponsor Group Ltd.	484,727	425,500
	Food Empire Holdings Ltd.	1,334,200	1,071,739
	Fraser & Neave Ltd.	328,300	246,887
	Frasers Property Ltd.	13,400	7,438
	Frencken Group Ltd.	1,072,000	816,908
#	Fu Yu Corp. Ltd.	3,673,300	316,033
*	Gallant Venture Ltd.	5,386,600	514,846
	Geo Energy Resources Ltd.	2,262,900	486,445
	Golden Agri-Resources Ltd.	30,691,400	6,055,496
	GP Industries Ltd.	181,509	82,344
	Grand Venture Technology Ltd.	34,200	12,239
	GuocoLand Ltd.	1,654,914	1,824,520
	Haw Par Corp. Ltd.	426,900	2,982,387
	Hiap Hoe Ltd.	498,000	234,696
#	Ho Bee Land Ltd.	1,438,100	1,901,183
	Hong Fok Corp. Ltd.	2,519,194	1,599,839
	Hong Leong Asia Ltd.	1,675,100	765,208
	Hong Leong Finance Ltd.	1,033,800	1,851,869
	Hotel Grand Central Ltd.	1,496,154	872,193
#	Hour Glass Ltd.	1,390,232	1,674,610
#	HRnetgroup Ltd.	343,300	172,873
	Hutchison Port Holdings Trust	22,500,600	3,534,259
# * ††	Hyflux Ltd.	3,238,900	0
	iFAST Corp. Ltd.	710,200	3,428,257
	Indofood Agri Resources Ltd.	2,701,700	597,075
	InnoTek Ltd.	336,600	93,603
	ISDN Holdings Ltd.	555,296	131,852
#	Japfa Ltd.	2,442,110	330,384
# * ††	Jurong Technologies Industrial Corp. Ltd.	2,227,680	0
	Keppel Infrastructure Trust	19,631,587	6,302,268
#	KSH Holdings Ltd.	1,278,300	279,841
	Low Keng Huat Singapore Ltd.	949,800	257,823
#	Mandarin Oriental International Ltd.	1,452,700	2,178,536
*	Marco Polo Marine Ltd.	7,193,300	268,119
	Metro Holdings Ltd.	2,946,592	1,140,452
	Mewah International, Inc.	89,000	18,306
	Micro-Mechanics Holdings Ltd.	131,000	172,535
# * ††	Midas Holdings Ltd.	8,576,553	0
# *	mm2 Asia Ltd.	5,969,400	130,715
#	Nanofilm Technologies International Ltd.	934,000	635,903
	Netlink NBN Trust	3,200,800	1,940,826
	NSL Ltd.	409,900	214,378
# *	Oceanus Group Ltd.	4,959,300	36,196
#	OUE Ltd.	1,933,600	1,455,706
#	Oxley Holdings Ltd.	6,837,741	500,469
	Pacific Century Regional Developments Ltd.	179,000	36,635
	Pan-United Corp. Ltd.	1,866,350	503,449
	Propnex Ltd.	877,500	516,294
	PSC Corp. Ltd.	1,339,819	312,435
#	Q&M Dental Group Singapore Ltd.	1,136,160	186,989
	QAF Ltd.	1,422,180	846,769

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SINGAPORE — (Continued)
*	Raffles Education Ltd.	2,803,923	$108,526
	Raffles Medical Group Ltd.	5,953,032	5,179,849
	Riverstone Holdings Ltd.	671,300	289,551
	Samudera Shipping Line Ltd.	83,000	37,317
*	SATS Ltd.	3,176,867	5,714,940
#	SBS Transit Ltd.	741,200	1,343,629
	Sheng Siong Group Ltd.	3,683,200	4,170,047
	SHS Holdings Ltd.	1,657,000	156,324
	SIA Engineering Co. Ltd.	1,687,800	2,824,652
	Silverlake Axis Ltd.	973,300	192,009
	Sinarmas Land Ltd.	7,118,700	896,400
	Sing Holdings Ltd.	1,470,400	354,911
	Sing Investments & Finance Ltd.	526,012	376,972
	Singapore Land Group Ltd.	140,969	203,786
	Singapore Post Ltd.	6,333,300	2,080,083
#	Singapore Shipping Corp. Ltd.	1,642,504	285,446
	Stamford Land Corp. Ltd.	5,219,418	1,409,733
	StarHub Ltd.	4,199,600	3,161,909
	Straco Corp. Ltd.	130,000	39,969
	Straits Trading Co. Ltd.	468,700	657,545
# * ††	Swiber Holdings Ltd.	2,894,600	0
* ††	Swiber Holdings Ltd.	2,895,250	0
	Thomson Medical Group Ltd.	3,883,000	153,542
	Tiong Woon Corp. Holding Ltd.	26,600	9,704
#	Tuan Sing Holdings Ltd.	4,314,132	850,739
	UMS Holdings Ltd.	2,640,868	2,414,928
	United Overseas Insurance Ltd.	168,150	735,413
	UOB-Kay Hian Holdings Ltd.	2,689,873	2,576,932
	Valuetronics Holdings Ltd.	2,605,350	960,049
	Venture Corp. Ltd.	586,700	5,009,433
#	Vicom Ltd.	557,500	525,538
	Wee Hur Holdings Ltd.	2,614,200	335,150
	Wing Tai Holdings Ltd.	2,992,567	2,951,423
#	Yeo Hiap Seng Ltd.	228,759	103,952

TOTAL SINGAPORE			127,696,591

TOTAL COMMON STOCKS			1,192,002,289

RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	AVJennings Ltd. Rights 11/01/2023	2,025,461	0
*	European Lithium Ltd. Warrants 03/31/2025	323,975	1,336
*	Highfield Resources Ltd. Warrants 06/19/2024	11,353	0
# *	PointsBet Holdings Ltd. Warrants 07/08/2024	6,189	0

TOTAL AUSTRALIA			1,336

SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	4,459,201	0

TOTAL RIGHTS/WARRANTS			1,336

TOTAL INVESTMENT SECURITIES (Cost $1,516,440,464)			1,192,003,625

THE ASIA PACIFIC SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.0%)
@ §	The DFA Short Term Investment Fund	1,022,740	$11,830,034

TOTAL INVESTMENTS — (100.0%) (Cost $1,528,270,413)			$1,203,833,659

ADR American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$13,693	$771,242,347	$349,444	$771,605,484
Cayman Islands	—	23,977	—	23,977
China	—	789,268	—	789,268
Hong Kong	—	252,398,888	308,015	252,706,903
New Zealand	—	39,180,066	—	39,180,066
Singapore	—	127,046,839	649,752	127,696,591
Rights/Warrants
Australia	—	1,336	—	1,336
Securities Lending Collateral	—	11,830,034	—	11,830,034

TOTAL	$13,693	$1,202,512,755	$1,307,211^	$1,203,833,659

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

THE UNITED KINGDOM SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (99.1%)
COMMUNICATION SERVICES — (4.0%)
	4imprint Group PLC	165,738	$10,143,389
*	Ascential PLC	1,864,943	5,941,521
	Bloomsbury Publishing PLC	346,700	1,679,045
	Centaur Media PLC	254,249	118,951
# *	Frontier Developments PLC	55,575	162,929
	Future PLC	221,127	2,387,619
	Gamma Communications PLC	229,044	2,918,322
*	Helios Towers PLC	2,184,920	1,611,595
	ITV PLC	14,659,552	11,414,423
	Moneysupermarket.com Group PLC	3,209,924	10,129,507
	Next 15 Group PLC	171,356	1,316,491
	Reach PLC	1,866,123	1,734,310
*	S4 Capital PLC	449,207	347,102
	STV Group PLC	4,918	11,046
*	Tremor International Ltd.	169,671	285,099
*	Tremor International Ltd., ADR	2,906	9,735

TOTAL COMMUNICATION SERVICES			50,211,084

CONSUMER DISCRETIONARY — (19.0%)
*	888 Holdings PLC	592,021	589,707
# *	ASOS PLC	68,338	330,136
* Ω	Aston Martin Lagonda Global Holdings PLC	531,326	1,417,589
*	Auction Technology Group PLC	74,186	505,926
	Bellway PLC	596,527	15,180,838
# *	boohoo Group PLC	2,284,135	874,005
*	Card Factory PLC	1,239,810	1,463,369
	Coats Group PLC	5,996,481	4,927,350
	Crest Nicholson Holdings PLC	1,200,209	2,336,055
	Currys PLC	5,356,669	2,917,361
#* Ω	Deliveroo PLC	1,291,341	2,043,173
	DFS Furniture PLC	1,131,072	1,415,161
	Domino’s Pizza Group PLC	3,097,499	12,924,628
	Dowlais Group PLC	346,686	422,085
	Dr Martens PLC	929,949	1,318,489
	Dunelm Group PLC	690,244	8,186,247
*	Frasers Group PLC	892,504	8,722,423
	Fuller Smith & Turner PLC, Class A	151,287	1,036,782
	Games Workshop Group PLC	177,416	21,331,156
	Greggs PLC	601,854	17,359,651
* Ω	Gym Group PLC	942,085	1,157,099
	Halfords Group PLC	1,166,591	2,850,950
	Headlam Group PLC	486,598	1,071,351
	Henry Boot PLC	546,682	1,148,978
	Hollywood Bowl Group PLC	348,696	1,059,605
* Ω	Hostelworld Group PLC	120,968	158,598
	Inchcape PLC	2,145,919	17,397,976
*	J D Wetherspoon PLC	523,461	4,023,395
* Ω	Just Eat Takeaway.com NV	44,864	545,850
# *	Marston’s PLC	3,266,119	1,154,545
	Me Group International PLC	1,538,043	2,624,408
*	Mitchells & Butlers PLC	1,891,144	4,773,414
	MJ Gleeson PLC	240,572	1,178,724
*	Moonpig Group PLC	85,379	171,331
*	Motorpoint group PLC	51,520	49,589
# *	N Brown Group PLC	897,080	207,135

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
CONSUMER DISCRETIONARY — (Continued)
* Ω	On the Beach Group PLC	203,638	$235,644
*	Pendragon PLC	5,317,511	2,080,603
	Persimmon PLC	978,415	12,116,690
	Pets at Home Group PLC	2,876,399	9,834,326
*	Playtech PLC	1,630,058	7,784,061
	PPHE Hotel Group Ltd.	15,424	192,356
*	Rank Group PLC	1,056,418	865,364
	Redrow PLC	1,640,617	9,722,304
*	Restaurant Group PLC	1,520,755	1,256,619
	Smiths News PLC	43,375	25,092
*	SSP Group PLC	3,518,178	7,699,824
# * ††	Studio Retail Group PLC	220,669	0
*	Superdry PLC	159,748	68,159
	Taylor Wimpey PLC	4,856,806	6,559,809
*	THG PLC	1,518,242	1,296,138
Ω	TI Fluid Systems PLC	643,056	967,148
	Topps Tiles PLC	786,772	452,634
	Vertu Motors PLC	1,399,819	1,294,966
	Victorian Plumbing Group PLC	3,642	3,391
	Videndum PLC	218,073	821,250
	Vistry Group PLC	1,581,400	13,630,585
* Ω	Watches of Switzerland Group PLC	714,518	4,362,542
	WH Smith PLC	558,242	7,884,774
	Wickes Group PLC	1,786,372	2,787,511
	Young & Co.’s Brewery PLC, Class A	17,594	221,921

TOTAL CONSUMER DISCRETIONARY			237,038,790

CONSUMER STAPLES — (8.3%)
	AG Barr PLC	742,960	4,440,107
	Anglo-Eastern Plantations PLC	126,037	1,076,234
Ω	Bakkavor Group PLC	748,477	802,313
	Britvic PLC	1,626,728	16,593,568
	C&C Group PLC	1,962,239	3,324,772
	Carr’s Group PLC	349,511	553,478
	Cranswick PLC	366,623	15,588,013
	Fevertree Drinks PLC	355,320	4,342,995
*	Greencore Group PLC	2,583,367	2,830,130
	Hilton Food Group PLC	363,508	2,890,481
	Kitwave Group PLC	10,016	30,471
*	Marks & Spencer Group PLC	9,096,384	24,019,747
*	McBride PLC	895,746	469,673
	MP Evans Group PLC	7,544	68,142
*	Naked Wines PLC	29,665	15,986
	Nichols PLC	2,884	32,580
	Premier Foods PLC	4,712,428	6,706,630
	PZ Cussons PLC	1,515,583	2,467,820
	Tate & Lyle PLC	2,193,476	16,830,969

TOTAL CONSUMER STAPLES			103,084,109

ENERGY — (3.0%)
	Capricorn Energy PLC	1,269,828	2,410,956
	Diversified Energy Co. PLC	3,663,941	2,980,670
#	Energean PLC	519,729	5,381,733
*	EnQuest PLC	9,259,979	1,820,615
	Genel Energy PLC	1,437,818	1,430,003
	Gulf Keystone Petroleum Ltd.	1,219,086	1,796,212
	Harbour Energy PLC	2,257,030	6,976,119
	Hunting PLC	704,915	2,481,714

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
*	John Wood Group PLC	3,471,348	$6,011,596
*	Pantheon Resources PLC	88,116	29,501
# *	Petrofac Ltd.	980,798	560,993
	Pharos Energy PLC	1,649,824	452,022
# * ††	Savannah Energy PLC	388,799	124,048
	Serica Energy PLC	1,114,079	3,155,638
# *	Tullow Oil PLC	6,021,899	2,436,043

TOTAL ENERGY			38,047,863

FINANCIALS — (20.1%)
	abrdn PLC	3,170,244	6,052,298
	AJ Bell PLC	1,075,920	3,313,327
	Ashmore Group PLC	2,370,283	4,890,269
	Bank of Georgia Group PLC	269,724	10,920,373
	Beazley PLC	3,110,587	19,485,841
Ω	Bridgepoint Group PLC	348,257	770,420
	Brooks Macdonald Group PLC	628	13,643
	Burford Capital Ltd.	974,033	12,043,015
	Chesnara PLC	971,555	2,987,657
	Close Brothers Group PLC	934,202	9,069,257
Ω	CMC Markets PLC	760,940	872,854
*	Direct Line Insurance Group PLC	5,736,832	10,577,314
* Ω	Funding Circle Holdings PLC	104,248	43,167
*	Georgia Capital PLC	32,826	368,003
	H&T Group PLC	2,590	15,387
	Hargreaves Lansdown PLC	977,968	8,422,697
	Hiscox Ltd.	1,481,388	16,914,945
	IG Group Holdings PLC	1,557,868	12,102,444
	Impax Asset Management Group PLC	241,186	1,131,728
	IntegraFin Holdings PLC	710,511	1,891,205
	Intermediate Capital Group PLC	373,635	5,948,638
	International Personal Finance PLC	1,140,271	1,814,838
	IP Group PLC	5,333,136	2,846,937
	Jupiter Fund Management PLC	2,258,180	2,157,175
	Just Group PLC	6,211,702	5,714,285
	Lancashire Holdings Ltd.	1,629,727	11,253,076
	Liontrust Asset Management PLC	166,121	1,133,043
	Man Group PLC	7,541,211	20,162,454
# *	Metro Bank Holdings PLC	164,184	85,748
* Ω	Network International Holdings PLC	232,907	1,102,146
	Ninety One PLC	1,924,432	3,702,222
	OSB Group PLC	2,134,752	7,794,075
	Paragon Banking Group PLC	1,921,607	10,365,204
	PayPoint PLC	349,356	2,266,025
	Plus500 Ltd.	531,015	9,109,342
	Polar Capital Holdings PLC	276,446	1,403,122
Ω	Quilter PLC	7,289,245	7,093,233
	Rathbones Group PLC	354,895	6,473,971
	Record PLC	18,948	15,296
	S&U PLC	30,393	786,792
Ω	Sabre Insurance Group PLC	418,536	747,780
*	Saga PLC	563,917	756,035
	St. James’s Place PLC	118,722	925,531
	TBC Bank Group PLC	133,932	4,377,031
	TP ICAP Group PLC	4,057,831	7,769,730
	Vanquis Banking Group PLC	1,270,872	1,786,522
	Virgin Money U.K. PLC	6,394,358	11,617,099
††	Waterloo Investment Holdings Ltd.	4,000	1,040

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	XPS Pensions Group PLC	24,074	$62,375

TOTAL FINANCIALS			251,156,609

HEALTH CARE — (3.0%)
* ††	4d pharma PLC	42,478	0
	Advanced Medical Solutions Group PLC	494,513	1,164,284
#	Alliance Pharma PLC	2,234,721	1,090,795
	CVS Group PLC	409,334	7,308,300
	EKF Diagnostics Holdings PLC	79,384	25,835
*	Ergomed PLC	63,132	1,028,347
	Hikma Pharmaceuticals PLC	277,193	6,422,430
*	Indivior PLC	766,956	14,704,637
* Ω	Integrated Diagnostics Holdings PLC	1,249,693	478,510
	NIOX Group PLC	202,629	162,536
*	PureTech Health PLC	439,515	814,255
Ω	Spire Healthcare Group PLC	1,873,527	4,862,725
*	Trellus Health PLC	1,632	104

TOTAL HEALTH CARE			38,062,758

INDUSTRIALS — (24.2%)
	Ashtead Technology Holdings PLC	14,059	82,179
	Avon Rubber PLC	170,724	1,773,125
*	Babcock International Group PLC	2,641,605	12,568,828
	Balfour Beatty PLC	3,585,302	13,512,546
	Begbies Traynor Group PLC	60,262	85,375
	Bodycote PLC	1,179,851	8,252,234
#	Braemar PLC	83,994	237,871
*	Capita PLC	8,872,860	1,809,738
*	Ceres Power Holdings PLC	16,384	39,463
	Chemring Group PLC	2,003,389	6,822,236
	Clarkson PLC	211,472	6,804,396
	Costain Group PLC	237,261	146,528
*	De La Rue PLC	416,200	295,439
# *	Dialight PLC	89,929	175,630
	Diploma PLC	428,815	14,867,363
	DiscoverIE Group PLC	569,481	4,279,775
*	easyJet PLC	966,101	4,309,751
*	Esken Ltd.	1,707,178	62,283
	Firstgroup PLC	2,877,636	5,537,724
	Galliford Try Holdings PLC	572,910	1,507,758
	Genuit Group PLC	1,344,851	4,339,054
	Goodwin PLC	246	15,285
	Grafton Group PLC	1,489,341	14,019,677
	Hays PLC	9,150,271	10,722,745
	Howden Joinery Group PLC	1,391,766	10,808,598
	IMI PLC	338,732	6,049,428
* ††	Industrial & Commercial Bank of China Ltd.	5,000	0
*	International Distributions Services PLC	3,240,163	9,959,380
*	James Fisher & Sons PLC	197,224	713,437
	James Halstead PLC	150,235	350,228
	JET2 PLC	813,756	9,944,724
	Johnson Service Group PLC	908,906	1,415,730
	Keller Group PLC	503,791	4,760,454
*	Kier Group PLC	1,841,939	2,258,113
	Learning Technologies Group PLC	227,809	171,301
# Ω	Luceco PLC	278,939	380,010
	Mears Group PLC	776,469	2,430,332
	Mitie Group PLC	7,951,370	9,543,633

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Mobico Group PLC	3,074,618	$2,342,311
	Morgan Advanced Materials PLC	1,921,125	5,263,625
	Morgan Sindall Group PLC	272,074	6,231,001
	Norcros PLC	155,422	269,188
	Pagegroup PLC	1,966,206	9,010,494
	Porvair PLC	18,060	118,625
	QinetiQ Group PLC	3,297,003	13,291,365
	Redde Northgate PLC	1,483,738	6,069,154
	Renew Holdings PLC	83,296	724,077
*	Renewi PLC	472,689	3,376,796
	Ricardo PLC	311,573	1,666,175
	Robert Walters PLC	391,393	1,797,532
	Rotork PLC	4,407,598	15,761,223
	RS Group PLC	765,434	6,316,685
	RWS Holdings PLC	351,916	890,116
	Senior PLC	2,533,474	4,810,337
	Serco Group PLC	5,743,194	9,978,356
	Severfield PLC	1,107,512	831,473
*	SIG PLC	4,334,059	1,437,717
	Smart Metering Systems PLC	562,619	4,379,301
	Speedy Hire PLC	2,636,486	968,671
	SThree PLC	890,359	3,801,037
	TClarke PLC	64,836	95,334
	Travis Perkins PLC	1,117,269	10,066,748
	Trifast PLC	524,611	427,409
	Tyman PLC	1,052,344	3,110,581
	Vesuvius PLC	1,526,317	7,489,485
	Volex PLC	513,479	1,765,611
	Volution Group PLC	815,772	3,598,637
	Vp PLC	153,784	933,917
	Wilmington PLC	334,384	1,328,913
	Wincanton PLC	669,436	2,057,978
	XP Power Ltd.	53,020	708,013

TOTAL INDUSTRIALS			301,970,256

INFORMATION TECHNOLOGY — (6.4%)
*	accesso Technology Group PLC	14,495	97,789
Ω	Alfa Financial Software Holdings PLC	22,791	41,568
*	Alphawave IP Group PLC	37,770	45,020
	Bytes Technology Group PLC	766,285	4,586,772
	Computacenter PLC	501,247	15,677,786
*	Darktrace PLC	453,357	1,934,585
	dotdigital group PLC	448,931	393,493
	FDM Group Holdings PLC	463,022	2,456,472
*	Fund Technologies PLC	36,516	382,027
	GB Group PLC	256,526	745,467
	Gooch & Housego PLC	4,922	29,960
	IDOX PLC	140,149	105,560
	iomart Group PLC	307,631	561,121
# *	IQE PLC	2,591,373	430,146
	Kainos Group PLC	464,500	6,343,185
	Keywords Studios PLC	12,983	206,156
*	Kin & Carta PLC	271,302	354,497
	NCC Group PLC	1,588,590	2,061,658
	Oxford Instruments PLC	347,880	7,632,008
	Renishaw PLC	88,143	3,311,697
*	RM PLC	313,272	197,663
	Softcat PLC	689,548	10,622,540
	Spectris PLC	361,445	13,657,892

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INFORMATION TECHNOLOGY — (Continued)
	Spirent Communications PLC	3,744,181	$4,436,112
#	Strix Group PLC	236,656	167,087
	Team Internet Group PLC	171,556	258,024
	TT Electronics PLC	1,095,094	2,103,237
*	Xaar PLC	553,856	1,137,624

TOTAL INFORMATION TECHNOLOGY			79,977,146

MATERIALS — (5.7%)
*	Accsys Technologies PLC	9,505	7,368
	Breedon Group PLC	729,837	2,779,468
	Capital Ltd.	59,308	56,620
	Castings PLC	172,368	776,048
	Centamin PLC	8,174,090	8,192,669
	Central Asia Metals PLC	780,942	1,551,320
	DS Smith PLC	2,150,191	7,457,869
	Ecora Resources PLC	1,133,180	1,183,364
*	Elementis PLC	3,515,118	5,060,373
	Essentra PLC	1,588,859	2,870,968
*	Ferrexpo PLC	384	353
Ω	Forterra PLC	1,278,209	2,095,468
*	Gem Diamonds Ltd.	413,552	55,145
	Hill & Smith PLC	550,246	11,030,269
*	Hochschild Mining PLC	1,741,228	1,983,623
Ω	Ibstock PLC	2,251,342	3,351,933
	Johnson Matthey PLC	354,195	6,438,977
	Marshalls PLC	422,761	1,063,374
	Pan African Resources PLC	6,037,485	1,188,313
*	Petra Diamonds Ltd.	17,531	9,543
	RHI Magnesita NV	133,213	4,158,182
*	SolGold PLC	1,728,262	200,791
# *	Synthomer PLC	751,394	1,735,925
	Victrex PLC	485,137	8,127,884
	Zotefoams PLC	106,928	371,764

TOTAL MATERIALS			71,747,611

REAL ESTATE — (2.8%)
	Foxtons Group PLC	1,376,249	628,696
	Grainger PLC	4,251,088	11,765,849
	Harworth Group PLC	30,381	36,577
	Helical PLC	195,992	457,789
*	IWG PLC	3,907,724	6,270,019
	LSL Property Services PLC	474,846	1,363,245
*	Phoenix Spree Deutschland Ltd.	15,813	30,019
	Savills PLC	971,680	9,308,536
	Sirius Real Estate Ltd.	4,220,347	4,100,699
	Watkin Jones PLC	1,032,515	445,325

TOTAL REAL ESTATE			34,406,754

UTILITIES — (2.6%)
	Drax Group PLC	2,467,126	12,675,532
	Pennon Group PLC	1,364,308	12,065,996
	Telecom Plus PLC	426,170	7,989,073

TOTAL UTILITIES			32,730,601

TOTAL COMMON STOCKS Cost ($1,353,648,625)			1,238,433,581

THE UNITED KINGDOM SMALL COMPANY SERIES

CONTINUED

		Shares	Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	1,003,030	$11,602,045

TOTAL INVESTMENTS — (100.0%) (Cost $1,365,250,747)			$1,250,035,626

ADR American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$9,735	$50,201,349	—		$50,211,084
Consumer Discretionary	—	237,038,790	—		237,038,790
Consumer Staples	—	103,084,109	—		103,084,109
Energy	—	37,923,815	$124,048		38,047,863
Financials	—	251,155,569	1,040		251,156,609
Health Care	—	38,062,758	—		38,062,758
Industrials	—	301,970,256	—		301,970,256
Information Technology	—	79,977,146	—		79,977,146
Materials	—	71,747,611	—		71,747,611
Real Estate	—	34,406,754	—		34,406,754
Utilities	—	32,730,601	—		32,730,601
Securities Lending Collateral	—	11,602,045	—		11,602,045

TOTAL	$9,735	$1,249,900,803	$125,088	^	$1,250,035,626

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE CONTINENTAL SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (95.9%)
AUSTRIA — (3.2%)
	Agrana Beteiligungs AG	82,296	$1,310,231
	ANDRITZ AG	438,579	20,187,397
	AT&S Austria Technologie & Systemtechnik AG	182,315	4,577,205
Ω	BAWAG Group AG	434,580	19,356,361
	CA Immobilien Anlagen AG	127,238	4,302,325
	DO & Co. AG	45,371	5,301,242
*	Eurotelesites AG	289,656	974,623
	EVN AG	246,314	6,692,209
*	FACC AG	120,351	734,607
*	Immofinanz AG	43,214	869,947
*	Immofinanz AG	681,827	0
	Josef Manner & Comp AG	870	102,641
*	Kapsch TrafficCom AG	29,728	280,150
# *	Lenzing AG	112,408	4,376,859
	Mayr Melnhof Karton AG	56,879	6,691,732
	Oberbank AG	45,418	3,056,580
	Oesterreichische Post AG	115,391	3,678,437
	Palfinger AG	97,003	2,340,552
	POLYTEC Holding AG	106,063	448,981
	Porr Ag	104,459	1,251,429
*	Raiffeisen Bank International AG	250,707	3,632,180
*	Rosenbauer International AG	20,672	667,141
	Schoeller-Bleckmann Oilfield Equipment AG	60,467	3,055,586
	Semperit AG Holding	55,998	907,560
	Telekom Austria AG	1,158,627	8,090,466
	UBM Development AG	21,002	450,306
	UNIQA Insurance Group AG	912,497	7,367,827
	Vienna Insurance Group AG Wiener Versicherung Gruppe	289,761	7,779,644
	voestalpine AG	615,510	15,369,898
	Wienerberger AG	650,153	15,751,221
	Zumtobel Group AG	155,917	950,784

TOTAL AUSTRIA			150,556,121

BELGIUM — (3.8%)
	Ackermans & van Haaren NV	171,688	25,487,591
	Ageas SA	22,484	863,674
*	AGFA-Gevaert NV	944,244	1,523,488
#	Atenor	22,121	314,920
	Azelis Group NV	49,961	852,104
	Barco NV	464,377	7,130,000
	Bekaert SA	250,767	10,153,658
# * Ω	Biocartis Group NV	357,370	109,659
	bpost SA	396,434	2,149,644
	Cie d’Entreprises CFE	49,898	350,219
	Colruyt Group NV	301,203	12,465,435
	Deceuninck NV	480,813	1,150,823
	Deme Group NV	51,853	4,797,698
	Econocom Group SA	559,585	1,372,943
*	Euronav NV	1,347,567	24,118,848
	EVS Broadcast Equipment SA	69,287	1,952,496
	Fagron	363,843	6,394,197
*	Galapagos NV	216,483	7,202,662
	Gimv NV	127,837	4,943,365
	Greenyard NV	2,890	16,592
#	Immobel SA	23,226	645,737
	Ion Beam Applications	123,212	1,212,394
	Jensen-Group NV	20,961	690,633

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
BELGIUM — (Continued)
	Kinepolis Group NV	92,649	$4,570,009
	Lotus Bakeries NV	2,237	16,572,487
	Melexis NV	123,482	9,090,203
# *	Ontex Group NV	392,559	2,872,328
	Proximus SADP	851,860	7,060,657
#	Recticel SA	272,024	2,447,035
	Roularta Media Group NV	13,567	170,870
	Shurgard Self Storage Ltd.	14,610	546,775
	Sipef NV	38,999	2,163,539
	Tessenderlo Group SA	198,968	5,792,434
	Umicore SA	261,142	6,213,308
	Van de Velde NV	47,376	1,602,056
	VGP NV	38,039	3,096,632
	Viohalco SA	498,361	2,563,145
	What’s Cooking BV	3,904	271,986

TOTAL BELGIUM			180,932,244

DENMARK — (6.4%)
*	ALK-Abello AS	855,243	9,493,555
	Alm Brand AS	6,053,840	8,761,672
# *	Ambu AS, Class B	501,963	4,954,007
# *	Bang & Olufsen AS	599,792	733,564
	BankNordik P	10,800	242,709
# *	Bavarian Nordic AS	448,836	8,555,005
*	Brodrene Hartmann AS	16,148	803,957
#	cBrain AS	18,289	473,164
	Chemometec AS	93,443	3,865,671
	Columbus AS	490,087	423,731
	D/S Norden AS	200,319	11,381,392
	Dfds AS	206,159	5,955,350
#	Djurslands Bank AS	6,232	401,112
	FLSmidth & Co. AS	319,467	11,980,950
#	Fluegger Group AS	4,198	177,939
*	GN Store Nord AS	596,602	9,955,194
#	GronlandsBANKEN AS	1,125	98,128
	H Lundbeck AS	1,473,251	7,700,740
	H Lundbeck AS, Class A	14,791	66,910
# *	H+H International AS, Class B	98,099	1,110,878
*	Harboes Bryggeri AS, Class B	5,094	45,456
	ISS AS	912,942	13,212,537
	Jeudan AS	40,046	1,300,140
*	Jyske Bank AS	437,851	30,857,271
	Lan & Spar Bank	4,895	464,683
	Matas AS	279,854	3,643,718
# * Ω	Netcompany Group AS	170,330	5,329,427
*	Nilfisk Holding AS	116,460	1,872,237
*	NKT AS	354,659	17,831,977
# * Ω	NNIT AS	71,567	822,144
	North Media AS	5,372	43,530
# *	NTG Nordic Transport Group AS, Class A	22,282	884,398
#	Parken Sport & Entertainment AS	11,952	210,050
	Per Aarsleff Holding AS	133,648	5,845,801
	Ringkjoebing Landbobank AS	197,625	26,935,971
	Rockwool AS, Class A	649	143,722
	Rockwool AS, Class B	14,572	3,242,601
	Royal Unibrew AS	312,981	22,640,649
# *	RTX AS	51,335	542,517
Ω	Scandinavian Tobacco Group AS, Class A	452,246	6,715,160
	Schouw & Co. AS	91,984	5,676,568

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
DENMARK — (Continued)
	Solar AS, Class B	36,817	$2,197,084
	SP Group AS	4,788	135,816
	Spar Nord Bank AS	609,820	9,239,750
	Sparekassen Sjaelland-Fyn AS	1,651	48,468
	Sydbank AS	461,164	20,032,806
*	TCM Group AS	2,578	14,388
#	Tivoli AS	9,878	1,016,803
	Topdanmark AS	363,470	16,292,211
	TORM PLC, Class A	207,430	6,330,379
	UIE PLC	103,360	2,638,818
*	Zealand Pharma AS	263,849	10,959,962

TOTAL DENMARK			304,302,670

FINLAND — (5.1%)
	Aktia Bank OYJ	344,733	3,256,290
#	Alandsbanken Abp, Class B	23,036	775,100
	Alma Media OYJ	135,302	1,250,312
	Apetit OYJ	21,105	273,450
	Aspo OYJ	106,324	663,562
	Atria OYJ	98,413	1,084,905
#	Bittium OYJ	204,447	910,571
	Cargotec OYJ, Class B	267,368	10,553,584
	Caverion OYJ	167,428	1,512,287
	Citycon OYJ	470,817	2,490,371
	Digia OYJ	87,143	461,207
Ω	Enento Group OYJ	6,393	113,773
# *	Finnair OYJ	4,568,940	278,737
	Fiskars OYJ Abp	215,530	3,301,149
	F-Secure OYJ	707,315	1,274,559
	Glaston OYJ Abp	9,217	6,991
#	Gofore OYJ	574	13,305
	Harvia OYJ	69,184	1,704,811
# *	HKScan OYJ, Class A	234,984	186,565
	Huhtamaki OYJ	631,957	21,724,252
	Ilkka OYJ	58,887	183,254
	Kamux Corp.	59,097	319,258
	Kemira OYJ	741,189	12,000,631
	Kesko OYJ, Class B	91,324	1,544,425
	Kojamo OYJ	623,549	5,326,872
	Konecranes OYJ	400,235	13,122,998
#	Lassila & Tikanoja OYJ	196,355	1,946,348
	Marimekko OYJ	49,819	574,912
	Metsa Board OYJ, Class B	1,192,468	9,028,962
	Musti Group OYJ	76,668	1,512,635
#	Nokian Renkaat OYJ	760,671	5,752,622
	Olvi OYJ, Class A	95,777	2,835,278
	Oma Saastopankki OYJ	8,486	186,827
	Oriola OYJ, Class A	6,054	6,832
	Oriola OYJ, Class B	808,151	789,764
	Orion OYJ, Class B	629,985	25,064,275
#	Outokumpu OYJ	2,082,311	8,544,305
*	Pihlajalinna OYJ	80,774	629,755
	Ponsse OYJ	71,199	1,871,282
	Puuilo OYJ	8,632	72,283
*	QT Group OYJ	67,728	3,961,789
	Raisio OYJ, Class V	800,989	1,680,834
	Rapala VMC OYJ	116,693	345,607
	Revenio Group OYJ	130,109	3,027,270
	Sanoma OYJ	509,594	3,945,528

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINLAND — (Continued)
	Taaleri OYJ	8,120	$72,496
#	Talenom OYJ	7,120	38,637
*	Teleste OYJ	52,966	171,071
Ω	Terveystalo OYJ	347,222	2,401,510
	TietoEVRY OYJ	608,364	12,763,195
	Tokmanni Group Corp.	324,373	4,380,201
	Uponor OYJ	366,871	11,115,304
	Vaisala OYJ, Class A	125,217	4,267,109
#	Valmet OYJ	886,762	19,900,132
#	Verkkokauppa.com OYJ	13,945	35,891
#	Viking Line Abp	11,073	223,290
	Wartsila OYJ Abp	2,378,105	28,379,105
# *	WithSecure OYJ	607,336	547,027
#	YIT OYJ	701,775	1,248,765

TOTAL FINLAND			241,654,060

FRANCE — (11.3%)
	ABC arbitrage	129,171	661,218
*	Air France-KLM	213,395	2,413,703
	AKWEL SADIR	62,053	954,500
Ω	ALD SA	212,268	1,427,789
	Alstom SA	223,560	3,027,553
	Altamir	136,094	3,644,117
	Alten SA	152,202	17,979,316
	Arkema SA	104,074	9,752,023
	Assystem SA	61,561	2,460,223
# *	Atos SE	463,767	3,251,836
	Aubay	41,362	1,386,177
#	Axway Software SA	39,509	952,889
*	Bastide le Confort Medical	18,680	412,523
	Beneteau SACA	259,753	3,134,207
*	Bigben Interactive	98,829	292,367
	Boiron SA	33,957	1,416,609
	Bonduelle SCA	99,470	1,053,556
* ††	Bourbon Corp. SA	28,851	0
	Catana Group	47,853	289,271
# *	Cegedim SA	39,170	712,906
*	CGG SA	4,872,542	3,447,673
#	Chargeurs SA	108,477	841,960
	Cie des Alpes	126,103	1,771,626
	Cie Plastic Omnium SE	352,509	3,963,616
# *	Claranova SE	66,462	96,199
#	Clariane SE	461,522	1,744,049
	Coface SA	753,718	9,093,824
	Derichebourg SA	681,103	2,952,416
*	Ekinops SAS	7,393	34,056
	Electricite de Strasbourg SA	21,112	2,111,732
# * Ω	Elior Group SA	729,316	1,383,805
	Elis SA	1,272,724	20,872,644
	Equasens	9,529	652,868
	Eramet SA	64,108	4,439,375
	Esso SA Francaise	4,117	252,661
	Etablissements Maurel et Prom SA	380,871	2,267,095
	Eurazeo SE	188,864	10,647,521
*	Euroapi SA	48,641	254,883
Ω	Euronext NV	38,924	2,714,504
#	Eutelsat Communications SACA	1,169,230	4,992,935
*	Exclusive Networks SA	1,811	28,799
	Exel Industries SA, Class A	10,459	495,934

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Fnac Darty SA	82,405	$1,936,345
*	Forvia SE	926,946	15,619,639
*	Gaumont SA	10,715	1,101,977
	Gaztransport Et Technigaz SA	171,206	21,898,963
#	GEA	2,433	260,050
# *	Genfit SA	11,113	35,894
	GL Events SACA	54,859	937,303
	Groupe Crit SA	22,187	1,455,793
	Groupe SFPI	21,754	34,471
#	Guerbet	35,476	649,446
*	Haulotte Group SA	73,020	164,732
*	HEXAOM SA	375	5,755
# *	ID Logistics Group SACA	15,507	4,201,715
	Imerys SA	222,582	5,901,831
	Infotel SA	637	29,264
	Interparfums SA	8,268	390,563
	IPSOS SA	294,938	14,333,252
	Jacquet Metals SACA	92,263	1,464,908
*	JCDecaux SE	277,905	4,347,624
	Kaufman & Broad SA	110,919	2,951,207
Ω	La Francaise des Jeux SAEM	87,105	2,809,740
	Laurent-Perrier	13,997	1,747,988
	Lectra	86,544	2,193,218
	Linedata Services	3,353	183,850
	LISI SA	43,979	1,018,110
#	LNA Sante SA	32,778	703,055
Ω	Maisons du Monde SA	170,760	858,685
	Manitou BF SA	66,457	1,402,691
	Mersen SA	151,570	5,032,512
	Metropole Television SA	175,687	2,202,052
# *	Nacon SA	63,214	97,071
Ω	Neoen SA	116,136	3,066,793
	Nexans SA	195,817	13,871,514
#	Nexity SA	246,728	3,447,399
	NRJ Group	87,189	594,291
	Oeneo SA	100,885	1,388,346
*	Pierre Et Vacances SA	7,920	10,631
*	Plastiques Du Val De Loire	14,341	35,820
*	Prodways Group SA	7,107	6,996
	Quadient SA	220,557	4,611,238
# * ††	Recylex SA	102,008	0
	Rexel SA	1,427,474	29,152,980
	Robertet SA	233	189,743
	Rubis SCA	607,100	13,218,111
	Samse SACA	7,930	1,317,928
	Savencia SA	35,032	2,053,869
	SCOR SE	850,826	25,400,939
	SEB SA	109,287	10,806,988
	Seche Environnement SACA	21,328	2,198,014
	SES SA	2,074,450	12,103,364
# *	SES-imagotag SA	5,022	502,798
* Ω	SMCP SA	78,239	278,132
	Societe BIC SA	148,190	9,301,616
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	37,677	4,145,260
	Societe pour l’Informatique Industrielle	57,629	2,741,518
*	SOITEC	147,840	22,066,351
	Sopra Steria Group SACA	120,549	21,642,911
	SPIE SA	860,805	22,637,026
* Ω	SRP Groupe SA	56,827	61,365

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FRANCE — (Continued)
	Stef SA	25,714	$2,765,266
	Sword Group	37,845	1,375,550
	Synergie SE	67,143	2,106,396
	Technip Energies NV	627,516	13,748,718
	Television Francaise 1 SA	398,119	2,808,697
	TFF Group	8,941	394,249
#	Thermador Groupe	37,455	2,662,055
#	Tikehau Capital SCA	34,883	719,772
	Totalenergies EP Gabon	4,026	677,335
	Trigano SA	58,069	7,625,433
*	Ubisoft Entertainment SA	461,627	13,162,730
	Valeo SE	1,236,491	16,337,865
*	Vallourec SACA	810,039	9,728,879
# *	Vantiva SA	81,942	11,204
Ω	Verallia SA	378,741	12,315,296
	Vetoquinol SA	11,628	980,512
	Vicat SACA	110,196	3,383,386
	VIEL & Cie SA	156,945	1,318,283
	Virbac SACA	25,458	7,309,711
# *	Voltalia SA	29,778	249,027
	Vranken-Pommery Monopole SA	16,787	275,481
	Wavestone	10,092	459,072
* Ω	Worldline SA	17,363	220,786
* Ω	X-Fab Silicon Foundries SE	213,269	1,932,266

TOTAL FRANCE			535,672,572

GERMANY — (14.1%)
	1&1 AG	258,581	4,447,919
#	7C Solarparken AG	149,120	511,067
#	Adesso SE	8,492	802,836
*	Adtran Networks SE	3,098	65,534
	AIXTRON SE	241,711	6,792,262
	All for One Group SE	4,503	174,498
#	Allgeier SE	51,086	1,153,590
#	Amadeus Fire AG	10,334	1,193,307
# *	Aroundtown SA	2,305,610	5,210,273
	Atoss Software AG	17,646	3,728,187
	Aurubis AG	205,349	16,928,337
#* Ω	Auto1 Group SE	191,222	1,125,579
#	Basler AG	87,154	720,421
#	BayWa AG	104,518	3,489,053
	BayWa AG	124	6,059
#	Bechtle AG	434,992	19,441,013
Ω	Befesa SA	164,395	4,809,119
	Bertrandt AG	35,244	1,699,669
	Bijou Brigitte AG	25,004	919,256
	Bilfinger SE	191,469	7,027,040
*	Borussia Dortmund GmbH & Co. KGaA	566,729	2,230,531
#	BRANICKS Group AG	375,149	1,552,376
#	CANCOM SE	240,915	6,014,757
*	Ceconomy AG	1,006,963	1,915,971
	CENIT AG	57,781	725,822
	Cewe Stiftung & Co. KGAA	45,914	4,166,925
	CompuGroup Medical SE & Co. KgaA	185,237	6,792,069
	CropEnergies AG	189,660	1,633,057
	CTS Eventim AG & Co. KGaA	322,671	19,536,483
	Data Modul AG Produktion Und Vertrieb Von Elektronischen Systemen	11,455	591,917
#	Dermapharm Holding SE	87,786	3,397,458
	Deutsche Beteiligungs AG	102,729	3,049,857

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
	Deutsche EuroShop AG	544	$9,883
# Ω	Deutsche Pfandbriefbank AG	922,016	6,166,778
	Deutz AG	674,170	2,732,281
	DMG Mori AG	2,019	92,251
# *	Dr Hoenle AG	33,927	642,064
	Draegerwerk AG & Co. KGaA	19,859	894,571
	Duerr AG	356,390	7,332,909
Ω	DWS Group GmbH & Co. KGaA	60,935	1,788,688
	Eckert & Ziegler Strahlen- und Medizintechnik AG	107,961	4,258,990
	EDAG Engineering Group AG	52,139	690,150
#	Elmos Semiconductor SE	19,184	1,258,866
	ElringKlinger AG	186,081	1,050,050
# *	Encavis AG	572,002	7,469,549
	Energiekontor AG	17,314	1,279,911
*	Evotec SE	116,296	2,010,762
	Fabasoft AG	509	9,439
	Fielmann Group AG	155,117	6,681,461
# *	flatexDEGIRO AG	271,411	2,752,920
*	Fraport AG Frankfurt Airport Services Worldwide	236,722	11,764,958
	Freenet AG	931,981	23,656,380
	FUCHS SE	144,455	4,851,402
	GEA Group AG	223,825	7,654,907
	Gerresheimer AG	239,432	22,332,589
	Gesco SE	55,404	1,226,106
	GFT Technologies SE	153,954	4,606,967
# *	Global Fashion Group SA	35,178	8,330
*	Grand City Properties SA	558,133	4,990,874
	GRENKE AG	31,675	678,801
	H&R GmbH & Co. KGaA	71,674	358,844
#	Hamburger Hafen und Logistik AG	135,475	2,405,596
	Hawesko Holding SE	313	10,298
# *	Heidelberger Druckmaschinen AG	1,768,422	2,121,362
*	HelloFresh SE	873,186	19,099,364
	Hensoldt AG	193,627	5,737,595
*	Highlight Communications AG	98,406	286,822
	HOCHTIEF AG	119,867	12,417,283
	Hornbach Holding AG & Co. KGaA	55,236	3,297,807
	Hugo Boss AG	412,000	24,095,810
*	Hypoport SE	601	73,571
	Indus Holding AG	134,939	2,627,490
	Init Innovation in Traffic Systems SE	37,723	1,030,421
Ω	Instone Real Estate Group SE	54,151	309,045
#	IVU Traffic Technologies AG	51,403	759,504
	Jenoptik AG	390,966	9,286,690
Ω	JOST Werke SE	11,658	534,946
	K+S AG	1,091,009	18,341,182
	KION Group AG	258,305	7,925,333
	Kloeckner & Co. SE	2,156	13,385
	Kloeckner & Co. SE	482,181	4,922,158
	Knaus Tabbert AG	2,082	95,315
*	Koenig & Bauer AG	88,269	1,007,110
	Kontron AG	341,210	6,877,564
	Krones AG	112,354	10,951,469
	KSB SE & Co. KGaA	3,293	2,077,151
	KWS Saat SE & Co. KGaA	83,735	4,741,820
	Lanxess AG	572,100	13,109,426
*	LEG Immobilien SE	268,974	16,814,006
	Leifheit AG	59,026	979,802
# *	Manz AG	25,270	225,060

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GERMANY — (Continued)
*	Mediclin AG	78,748	$218,281
*	Medigene AG	116,971	187,755
*	Medios AG	743	11,699
*	METRO AG	891,204	5,664,157
	MLP SE	452,720	2,193,148
	Mutares SE & Co. KGaA	3,313	99,813
# *	Nagarro SE	55,323	3,906,182
	Nemetschek SE	65,968	4,929,349
	New Work SE	18,882	1,351,428
	Nexus AG	85,515	4,172,521
# *	Nordex SE	470,437	4,962,877
	Norma Group SE	208,539	3,679,145
#	OHB SE	39,251	1,775,471
	Patrizia SE	277,723	2,247,728
	Pfeiffer Vacuum Technology AG	47,911	7,404,088
	PNE AG	122,069	1,550,482
#	ProSiebenSat.1 Media SE	1,111,874	6,236,690
	PSI Software SE	54,181	1,277,916
# *	PVA TePla AG	94,652	1,439,087
	PWO AG	8,558	269,090
*	q.beyond AG	644,117	388,616
*	R Stahl AG	14,952	364,977
	Rational AG	1,301	741,933
* Ω	Redcare Pharmacy NV	16,410	1,837,512
	RTL Group SA	45,122	1,578,188
	SAF-Holland SE	265,527	3,550,020
	Salzgitter AG	238,175	5,951,263
	Schloss Wachenheim AG	6,929	121,680
Ω	Scout24 SE	253,054	15,567,903
#	Secunet Security Networks AG	8,631	1,172,764
# *	SGL Carbon SE	341,797	2,104,801
	Siltronic AG	117,393	10,086,802
#	Sixt SE	95,986	8,281,613
# *	SMA Solar Technology AG	86,040	5,286,273
	Stabilus SE	168,558	10,702,748
#	STRATEC SE	29,220	1,347,909
	Stroeer SE & Co. KGaA	211,355	9,681,949
	Suedzucker AG	522,952	7,922,116
	SUESS MicroTec SE	145,048	2,512,056
	Surteco Group SE	47,139	768,391
	Synlab AG	35,702	374,646
*	TAG Immobilien AG	1,153,836	12,616,033
	Takkt AG	237,111	3,037,772
* Ω	TeamViewer SE	842,344	12,960,432
	Technotrans SE	46,673	816,969
	Telefonica Deutschland Holding AG	1,352,089	2,298,653
	thyssenkrupp AG	3,151,431	21,964,393
	United Internet AG	204,385	4,255,999
#	VERBIO Vereinigte BioEnergie AG	163,265	5,525,050
*	Vitesco Technologies Group AG, Class A	68,337	6,683,759
	Vossloh AG	71,024	2,758,858
	Wacker Chemie AG	60,392	7,411,496
	Wacker Neuson SE	200,671	3,682,390
	Washtec AG	80,844	2,561,160
*	Westwing Group SE	41,567	315,724
	Wuestenrot & Wuerttembergische AG	192,977	2,682,386
	Zeal Network SE	33,521	1,083,031

TOTAL GERMANY			667,853,480

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
GREECE — (0.0%)
* ††	Neorion Holdings SA	14,991	$0
IRELAND — (1.0%)
	Bank of Ireland Group PLC	1,812,632	16,244,295
	Cairn Homes PLC	1,992,482	2,352,927
	Dalata Hotel Group PLC	438,676	1,863,518
	FBD Holdings PLC	142,812	1,841,086
	Glanbia PLC	1,136,976	17,494,998
* Ω	Glenveagh Properties PLC	1,171,628	1,130,984
	Irish Continental Group PLC	820,853	3,765,714
*	Permanent TSB Group Holdings PLC	273,432	543,074

TOTAL IRELAND			45,236,596

ISRAEL — (1.9%)
	Adgar Investment & Development Ltd.	105,459	106,270
*	Afcon Holdings Ltd.	3,064	71,260
# *	AFI Properties Ltd.	100,052	2,701,221
	Africa Israel Residences Ltd.	15,071	639,060
# *	Allot Ltd.	189,485	339,817
	Alony Hetz Properties & Investments Ltd.	70,717	344,974
#	Alrov Properties & Lodgings Ltd.	49,832	1,408,520
	Arad Ltd.	28,968	408,378
# *	Argo Properties NV	2,449	30,113
*	Ashdod Refinery Ltd.	61,298	1,203,672
	Ashtrom Group Ltd.	9,836	105,972
	Atreyu Capital Markets Ltd.	828	8,821
#	AudioCodes Ltd.	27,040	209,492
#	Aura Investments Ltd.	403,207	838,521
#	Automatic Bank Services Ltd.	11,760	36,544
*	Avgol Industries 1953 Ltd.	468,925	165,699
# *	Azorim-Investment Development & Construction Co. Ltd.	522,253	1,637,233
	Bet Shemesh Engines Holdings 1997 Ltd.	31,866	730,310
#	Blue Square Real Estate Ltd.	36,270	1,777,351
*	Brack Capital Properties NV	17,186	974,099
#	Carasso Motors Ltd.	143,006	420,261
*	Cellcom Israel Ltd.	502,891	1,238,244
*	Ceragon Networks Ltd.	266,244	452,615
*	Clal Insurance Enterprises Holdings Ltd.	327,961	4,096,922
# *	Compugen Ltd.	113,943	84,015
	Danel Adir Yeoshua Ltd.	23,788	1,707,860
	Delek Automotive Systems Ltd.	262,734	1,214,522
	Delta Galil Ltd.	71,511	2,262,917
	Dor Alon Energy in Israel 1988 Ltd.	17,532	268,928
*	Doral Group Renewable Energy Resources Ltd.	5,383	7,234
*	El Al Israel Airlines	29,886	21,292
#	Electra Consumer Products 1970 Ltd.	43,442	630,148
#	Electra Real Estate Ltd.	49,164	396,424
*	Ellomay Capital Ltd.	2,597	29,068
*	Equital Ltd.	130,530	2,840,319
	FMS Enterprises Migun Ltd.	19,186	596,822
	Formula Systems 1985 Ltd.	64,490	3,655,642
	Formula Systems 1985 Ltd., Sponsored ADR	640	36,000
	Fox Wizel Ltd.	46,696	2,651,349
	Gav-Yam Lands Corp. Ltd.	396,533	2,243,214
*	Gilat Satellite Networks Ltd.	227,148	1,360,045
# *	Hagag Group Real Estate Development	24,932	53,162
	Harel Insurance Investments & Financial Services Ltd.	47,032	302,075
	Hilan Ltd.	107,013	4,602,788
#	IDI Insurance Co. Ltd.	46,772	914,072

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
*	IES Holdings Ltd.	1,354	$65,435
	Ilex Medical Ltd.	4,067	61,827
#	Inrom Construction Industries Ltd.	394,161	936,358
	Isracard Ltd.	204,706	638,361
	Israel Canada T.R Ltd.	220,206	463,341
#	Israel Land Development Co. Ltd.	82,912	518,168
	Isras Investment Co. Ltd.	6,390	1,080,659
#	Issta Ltd.	16,875	221,224
# *	Kamada Ltd.	203,071	875,533
	Kardan Real Estate Enterprise & Development Ltd.	24,718	20,650
	Kenon Holdings Ltd.	12,461	227,858
	Kerur Holdings Ltd.	33,018	621,129
	Klil Industries Ltd.	5,696	233,659
	Kvutzat Acro Ltd.	1,195	9,662
	Lahav L.R. Real Estate Ltd.	9,407	7,247
	Lapidoth Capital Ltd.	682	9,226
	Levinstein Properties Ltd.	377	4,708
	M Yochananof & Sons Ltd.	5,479	196,802
#	Magic Software Enterprises Ltd.	147,260	1,467,225
#	Malam—Team Ltd.	10,222	141,531
#	Matrix IT Ltd.	220,574	3,727,470
	Max Stock Ltd.	12,931	19,827
#	Maytronics Ltd.	183,986	1,711,640
	Mediterranean Towers Ltd.	411,348	714,477
#	Mega Or Holdings Ltd.	90,058	1,235,588
*	Mehadrin Ltd.	1,666	51,598
	Meitav Investment House Ltd.	154,313	452,475
	Menora Mivtachim Holdings Ltd.	186,995	3,724,852
	Meshulam Levinstein Contracting & Engineering Ltd.	310	16,979
#	Migdal Insurance & Financial Holdings Ltd.	2,103,654	1,978,306
*	Mivtach Shamir Holdings Ltd.	30,255	632,966
	Mizrahi Tefahot Bank Ltd.	1	32
#	Naphtha Israel Petroleum Corp. Ltd.	193,707	743,832
	Nawi Brothers Ltd.	68,328	354,550
*	Neto Malinda Trading Ltd.	4,663	42,384
# *	Neto ME Holdings Ltd.	10,963	138,319
	Next Vision Stabilized Systems Ltd.	2,091	13,708
#	Novolog Ltd.	200,415	70,595
	Oil Refineries Ltd.	11,453,897	3,142,689
	One Software Technologies Ltd.	51,647	524,463
	Palram Industries 1990 Ltd.	1,112	7,985
*	Partner Communications Co. Ltd.	756,721	2,748,743
*	Paz Oil Co. Ltd.	62,211	4,423,137
*	Perion Network Ltd.	43,156	1,111,353
	Plasson Industries Ltd.	20,677	702,804
	Prashkovsky Investments & Construction Ltd.	10,063	183,295
# *	Priortech Ltd.	9,623	269,615
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	53,462	2,887,008
	Retailors Ltd.	1,584	27,439
# *	Scope Metals Group Ltd.	47,550	1,224,937
*	Shikun & Binui Ltd.	26,345	59,484
*	Shufersal Ltd.	14,593	61,606
	Summit Real Estate Holdings Ltd.	215,385	2,064,414
	Suny Cellular Communication Ltd.	312,529	63,019
	Tadiran Group Ltd.	16,406	845,530
Ω	Tamar Petroleum Ltd.	38,322	136,083
*	Tel Aviv Stock Exchange Ltd.	23,538	104,711
*	Tera Light Ltd.	45,638	67,252
	Tiv Taam Holdings 1 Ltd.	39,749	58,443

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ISRAEL — (Continued)
#	Victory Supermarket Chain Ltd.	5,213	$39,996
#	YH Dimri Construction & Development Ltd.	19,889	1,068,088

TOTAL ISRAEL			91,075,560

ITALY — (10.6%)
	A2A SpA	10,113,042	18,982,106
	ACEA SpA	278,123	3,348,901
# *	Aeffe SpA.	177,250	139,773
	Amplifon SpA	232,682	6,576,395
Ω	Anima Holding SpA	1,683,882	6,881,796
#	Aquafil SpA	83,333	213,057
	Arnoldo Mondadori Editore SpA	1,088,121	2,384,542
	Ascopiave SpA	432,784	962,348
# *	Avio SpA	88,134	683,700
	Azimut Holding SpA	751,074	15,825,803
	Banca Generali SpA	447,354	14,511,910
	Banca IFIS SpA	241,396	4,128,294
	Banca Mediolanum SpA	613,258	5,007,590
*	Banca Monte dei Paschi di Siena SpA	1,334,776	3,613,924
	Banca Popolare di Sondrio SPA	2,712,497	14,800,006
#	Banca Profilo SpA	1,711,765	367,947
# Ω	Banca Sistema SpA	335,410	389,947
	Banco BPM SpA	9,876,720	50,532,629
	Banco di Desio e della Brianza SpA	241,954	842,970
Ω	BFF Bank SpA	635,456	6,109,215
	Biesse SpA	31,210	330,633
#	BPER Banca	6,542,561	21,290,464
	Brembo SpA	897,118	9,652,715
	Brunello Cucinelli SpA	248,717	20,006,230
	Buzzi SpA	635,851	16,836,826
	Cairo Communication SpA	380,269	653,071
Ω	Carel Industries SpA	63,242	1,318,413
	Cementir Holding NV	367,803	3,060,067
*	CIR SpA-Compagnie Industriali	2,514,714	1,026,384
	Credito Emiliano SpA	555,182	4,501,748
	d’Amico International Shipping SA	279,975	1,471,141
	Danieli & C Officine Meccaniche SpA	121,060	2,446,059
	Danieli & C Officine Meccaniche SpA	106,476	2,817,157
	Datalogic SpA	26,182	157,055
	De’ Longhi SpA	292,440	6,543,388
	DiaSorin SpA	21,478	1,924,909
#	Digital Bros SpA	34,830	404,284
# Ω	doValue SpA	91,134	313,667
	Elica SpA	166,709	307,346
	Emak SpA	387,311	364,556
Ω	Enav SpA	615,020	2,049,834
	Equita Group SpA	5,497	20,657
	ERG SpA	312,196	7,670,907
	Esprinet SpA	220,835	1,043,986
# *	Eurotech SpA	207,209	433,659
	Fila SpA	148,509	1,115,089
# *	Fincantieri SpA	2,290,874	1,221,504
# * ††	Finmatica SpA	5,960	0
	FNM SpA	1,412,345	611,300
	Gefran SpA	35,925	281,362
# *	Geox SpA	356,231	237,110
	GPI SpA	16,644	131,961
	Gruppo MutuiOnline SpA	147,647	4,156,583
	Hera SpA	5,499,110	15,469,501

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ITALY — (Continued)
	IMMSI SpA	1,037,733	$521,785
	Intercos SpA	1,841	26,272
	Interpump Group SpA	410,162	17,150,637
	Iren SpA	4,373,561	8,764,318
	Italgas SpA	3,498,389	17,778,134
	Italmobiliare SpA	77,892	1,969,305
*	Iveco Group NV	1,167,984	9,843,509
	IVS Group SA	119,008	661,671
	Leonardo SpA	2,654,010	40,108,685
	LU-VE SpA	5,064	94,449
	Maire Tecnimont SpA	1,232,552	5,731,404
# * ††	Mariella Burani Fashion Group SpA	22,744	0
	MFE-MediaForEurope NV, Class A	1,036,468	1,881,130
*	Newlat Food SpA	22,549	140,382
	Openjobmetis SpA agenzia per il lavoro	63,079	608,243
	Orsero SpA	25,504	398,808
Ω	OVS SpA	1,565,745	2,772,964
	Pharmanutra SpA	4,391	224,594
	Piaggio & C SpA	1,288,486	3,464,867
Ω	Pirelli & C SpA	2,472,729	11,016,712
Ω	RAI Way SpA	612,982	3,045,690
	Reply SpA	147,826	13,948,605
	Rizzoli Corriere Della Sera Mediagroup SpA	956,821	709,285
*	Sabaf SpA	61,986	944,750
*	Safilo Group SpA	204,731	167,345
*	Saipem SpA	2	3
	Salvatore Ferragamo SpA	214,047	2,618,854
	Sanlorenzo SpA	11,197	398,449
	Saras SpA	3,465,967	5,038,130
	Sesa SpA	52,251	5,277,995
*	Sogefi SpA	351,319	580,645
	SOL SpA	231,248	6,654,867
#	Spaxs SpA	217,376	1,107,856
	Tamburi Investment Partners SpA	855,369	7,173,041
Ω	Technogym SpA	918,805	6,916,601
*	Technoprobe SpA	41,380	301,564
# *	Telecom Italia SpA	50,212,502	12,983,079
# *	Tesmec SpA	313,747	35,918
	Tinexta Spa	63,796	1,099,455
*	Tod’s SpA	22,919	767,814
	TXT e-solutions SpA	46,149	743,328
# Ω	Unieuro SpA	107,926	1,000,393
	Unipol Gruppo SpA	3,090,802	16,744,671
	UnipolSai Assicurazioni SpA	324,300	768,640
#	Webuild SpA	1,420,157	2,557,638
	Wiit SpA	5,454	85,430
	Zignago Vetro SpA	190,091	2,486,778

TOTAL ITALY			503,487,112

NETHERLANDS — (4.9%)
	Aalberts NV	673,240	21,020,076
	Acomo NV	46,336	946,755
*	AFC Ajax NV	13,955	160,605
# * Ω	Alfen NV	73,700	2,323,392
	Allfunds Group PLC	185,060	947,160
	AMG Critical Materials NV	202,999	5,294,117
	APERAM SA	309,044	8,563,676
	Arcadis NV	526,995	22,273,333
	ASR Nederland NV	215,369	8,037,240

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NETHERLANDS — (Continued)
*	Avantium NV	12,128	$40,455
Ω	B&S Group SARL	12,884	46,589
# * Ω	Basic-Fit NV	291,843	7,465,747
	BE Semiconductor Industries NV	392,853	40,581,596
	Beter Bed Holding NV	27,380	174,565
	Brunel International NV	155,926	2,173,919
	Corbion NV	377,736	6,541,906
Ω	CTP NV	112,792	1,644,434
# *	Ebusco Holding NV	2,604	15,960
#	Flow Traders Ltd.	197,621	3,612,105
	ForFarmers NV	226,237	555,389
*	Fugro NV	646,252	10,674,121
	IMCD NV	5,046	607,516
*	InPost SA	294,810	2,917,084
	Kendrion NV	88,118	1,070,419
	Koninklijke BAM Groep NV	1,671,364	3,453,691
	Koninklijke Heijmans NV, CVA	145,097	1,666,711
	Koninklijke Vopak NV	336,864	11,358,079
* Ω	Lucas Bols NV	24,022	441,261
#	MFE-MediaForEurope NV, Class B	434,390	1,152,708
	Nedap NV	33,400	2,015,137
#	OCI NV	360,887	8,408,949
*	Pharming Group NV	3,361,569	3,974,725
	PostNL NV	2,055,174	3,829,581
	SBM Offshore NV	954,640	11,889,526
# *	SIF Holding NV	40,013	385,518
Ω	Signify NV	743,928	19,284,717
	Sligro Food Group NV	133,784	2,282,384
* ††	SRH NV	705,718	0
	TKH Group NV	268,330	9,815,231
*	TomTom NV	437,123	2,618,855
	Van Lanschot Kempen NV	164,832	4,429,707
*	Vivoryon Therapeutics NV	5,400	44,831

TOTAL NETHERLANDS			234,739,770

NORWAY — (2.0%)
	2020 Bulkers Ltd.	81,564	736,422
	ABG Sundal Collier Holding ASA	1,989,504	901,832
	AF Gruppen ASA	2,145	22,352
# *	Akastor ASA	798,560	751,881
*	Aker BioMarine ASA	16,523	54,719
# *	Aker Carbon Capture ASA	319,774	304,007
	Aker Solutions ASA	331,356	1,323,188
	AMSC ASA	262,021	584,484
*	ArcticZymes Technologies ASA	77,341	201,730
	Atea ASA	374,402	3,895,659
*	Atlantic Sapphire ASA	146	17
	Austevoll Seafood ASA	78,636	537,443
Ω	Avance Gas Holding Ltd.	46,191	615,264
*	Axactor ASA	728,395	344,561
	B2 Impact ASA	1,209,425	773,641
	Belships ASA	352,180	552,398
*	BLUENORD ASA	21,277	1,130,627
	Bonheur ASA	140,709	2,434,323
	Borregaard ASA	460,313	6,247,149
	Bouvet ASA	68,110	328,530
*	BW Energy Ltd.	427,250	1,070,484
Ω	BW LPG Ltd.	635,864	9,000,944
	BW Offshore Ltd.	539,364	1,127,171

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
# *	Cadeler AS	111,881	$354,673
# * Ω	Crayon Group Holding ASA	279,904	1,617,706
#	DNO ASA	3,077,532	3,137,453
Ω	Elkem ASA	303,352	469,557
Ω	Elmera Group ASA	3,533	7,546
	Elopak ASA	13,129	26,804
Ω	Europris ASA	1,154,131	6,541,422
	FLEX LNG Ltd.	162,526	4,982,161
	Golden Ocean Group Ltd.	13,613	100,722
	Gram Car Carriers ASA	1,576	28,943
	Grieg Seafood ASA	282,235	1,874,553
# *	Hexagon Composites ASA	685,189	1,615,112
# *	Hexagon Purus ASA	235,168	216,456
	Hoegh Autoliners ASA	39,226	317,166
*	Kahoot! ASA	468,064	1,466,187
Ω	Kid ASA	37,355	304,149
	Kitron ASA	602,000	1,590,052
Ω	Klaveness Combination Carriers ASA	2,957	20,176
*	Kongsberg Automotive ASA	4,012,476	713,069
*	LINK Mobility Group Holding ASA	111,108	114,711
	Medistim ASA	2,163	37,378
*	Morrow Bank ASA	33,724	10,439
	MPC Container Ships ASA	1,574,699	2,225,967
Ω	Multiconsult ASA	2,534	29,357
*	NEL ASA	393,695	258,878
# * Ω	Norske Skog ASA	321,175	1,173,320
*	Northern Ocean Ltd.	64,314	78,292
# *	Norwegian Air Shuttle ASA	842,208	605,323
*	NRC Group ASA	38,228	39,955
# *	Nykode Therapeutics ASA	78,600	120,852
	Odfjell Drilling Ltd.	636,267	2,227,147
	Odfjell SE, Class A	138,332	1,468,647
	Odfjell Technology Ltd.	97,767	485,930
*	OKEA ASA	153,920	532,810
Ω	Okeanis Eco Tankers Corp.	31,982	922,220
	Olav Thon Eiendomsselskap ASA	68,497	990,531
*	Otello Corp. ASA	13,451	8,936
	Panoro Energy ASA	138,905	385,552
	Pareto Bank ASA	50,023	232,953
*	Pexip Holding ASA	11,528	18,809
*	PGS ASA	4,572,025	4,154,765
# *	PhotoCure ASA	39,051	201,906
# * Ω	poLight ASA	5,744	5,608
	Protector Forsikring ASA	436,859	6,842,468
	Rana Gruber ASA, Class A	3,253	18,072
*	REC Silicon ASA	1,933,238	2,517,376
*	Salmon Evolution ASA	37,154	20,069
Ω	Scatec ASA	234,901	1,187,085
*	SD Standard ETC PLC	271,994	46,937
#	Selvaag Bolig ASA	308,324	734,139
* Ω	Shelf Drilling Ltd.	385,236	1,036,078
*	Siem Offshore, Inc.	10,249	23,455
# *	Solstad Offshore ASA	37,831	80,669
	Sparebank 1 Oestlandet	29,484	327,549
	SpareBank 1 Sorost-Norge	1,788	9,508
	Stolt-Nielsen Ltd.	57,789	1,903,243
# *	Ultimovacs ASA	33,935	301,485
	Veidekke ASA	638,830	5,511,962
*	Volue ASA	168	282

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
NORWAY — (Continued)
*	Vow ASA	9,797	$8,379
	Wilh Wilhelmsen Holding ASA, Class A	68,812	1,934,839
# * Ω	XXL ASA	3,396,119	221,304

TOTAL NORWAY			97,377,918

PORTUGAL — (1.1%)
	Altri SGPS SA	472,047	2,283,294
*	Banco Comercial Portugues SA, Class R	49,853,259	15,300,750
	Corticeira Amorim SGPS SA	119,968	1,165,231
	CTT-Correios de Portugal SA	543,551	2,073,577
# *	Greenvolt-Energias Renovaveis SA	156,250	1,044,054
	Ibersol SGPS SA	52,494	372,246
	Mota-Engil SGPS SA	733,051	2,378,745
	Navigator Co. SA	1,800,047	7,165,709
	NOS SGPS SA	1,250,235	4,570,362
	REN - Redes Energeticas Nacionais SGPS SA	2,925,105	7,615,332
	Semapa-Sociedade de Investimento e Gestao	881	12,462
	Sonae SGPS SA	6,718,077	6,609,112

TOTAL PORTUGAL			50,590,874

SPAIN — (6.4%)
	Acerinox SA	1,095,358	10,671,894
* ††	Adveo Group International SA	84,445	0
Ω	Aedas Homes SA	30,616	488,657
	Alantra Partners SA	66,263	620,461
	Almirall SA	491,170	4,471,829
# *	Amper SA	5,458,953	590,279
	Applus Services SA	874,505	9,213,760
	Atresmedia Corp. de Medios de Comunicacion SA	552,840	2,071,532
	Azkoyen SA	67,253	408,433
	Banco de Sabadell SA	36,362,876	45,213,373
	Bankinter SA	4,245,482	26,846,128
	Cia de Distribucion Integral Logista Holdings SA	418,609	10,279,024
	CIE Automotive SA	374,936	9,559,703
	Construcciones y Auxiliar de Ferrocarriles SA	118,448	3,538,208
*	Distribuidora Internacional de Alimentacion SA	4,617,030	59,688
#	Ebro Foods SA	524,137	8,922,748
*	eDreams ODIGEO SA	437,200	2,803,188
	Elecnor SA	203,311	3,416,423
#	Enagas SA	1,457,648	24,384,537
	Ence Energia y Celulosa SA	831,813	2,488,314
	Ercros SA	605,801	1,868,923
	Faes Farma SA	1,874,864	5,889,149
	Fluidra SA	517,281	9,120,025
	Fomento de Construcciones y Contratas SA	63,417	804,570
Ω	Gestamp Automocion SA	830,367	3,055,572
Ω	Global Dominion Access SA	666,344	2,167,743
# *	Grenergy Renovables SA	7,453	177,123
*	Grifols SA	242,623	2,722,547
	Grupo Catalana Occidente SA	268,886	8,613,375
#	Grupo Empresarial San Jose SA	151,317	572,290
	Iberpapel Gestion SA	47,911	816,026
	Indra Sistemas SA	876,621	12,308,792
#	Laboratorio Reig Jofre SA	15,086	38,328
	Laboratorios Farmaceuticos Rovi SA	127,768	6,832,926
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,562,657	3,071,110
	Mapfre SA	4,039,315	8,396,607
# *	Melia Hotels International SA	622,154	3,461,353

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SPAIN — (Continued)
# Ω	Metrovacesa SA	27,648	$224,173
#	Miquel y Costas & Miquel SA	185,363	2,102,426
Ω	Neinor Homes SA	102,557	1,057,472
# *	Obrascon Huarte Lain SA	1,640,095	675,497
# *	Oryzon Genomics SA	35,547	75,893
#	Pharma Mar SA	47,048	1,604,345
	Prim SA	40,283	448,899
*	Promotora de Informaciones SA, Class A	1,330,083	482,556
Ω	Prosegur Cash SA	445,278	242,432
	Prosegur Compania de Seguridad SA	1,128,741	1,687,767
	Realia Business SA	1,667,905	1,861,491
	Renta 4 Banco SA	442	4,821
	Sacyr SA	2,977,673	8,598,271
*	Solaria Energia y Medio Ambiente SA	511,046	7,665,987
*	Soltec Power Holdings SA	58,317	163,155
Ω	Talgo SA	548,128	2,081,272
*	Tecnicas Reunidas SA	283,859	2,503,484
	Tubacex SA	712,576	2,120,245
# *	Tubos Reunidos SA	34,204	22,859
Ω	Unicaja Banco SA	7,975,400	8,309,694
	Vidrala SA	129,562	9,629,689
	Viscofan SA	269,301	15,567,217
	Vocento SA	352,577	232,724

TOTAL SPAIN			303,327,007

SWEDEN — (5.4%)
Ω	AcadeMedia AB	462,128	1,915,859
	AddLife AB, Class B	324,503	2,119,748
	Addnode Group AB	453,006	2,823,660
	AFRY AB	404,356	4,248,602
Ω	Alimak Group AB	414,894	2,443,686
	Alleima AB	155,198	944,722
	Alligo AB, Class B	145,486	1,143,722
Ω	Ambea AB	245,069	910,039
*	Annehem Fastigheter AB, Class B	142,899	197,129
	AQ Group AB	2,224	90,093
	Arise AB	10,971	30,649
	Arjo AB, Class B	1,118,938	3,742,209
	Atrium Ljungberg AB, Class B	108,976	1,675,809
* Ω	Attendo AB	672,646	2,130,076
	Beijer Alma AB	289,029	4,598,838
	Bergman & Beving AB	207,826	2,786,380
*	Besqab AB	65,886	146,525
	Betsson AB, Class B	887,419	8,931,289
*	Better Collective AS	90,851	2,195,572
# *	BHG Group AB	403,966	357,881
	Bilia AB, Class A	585,208	5,437,715
*	BioInvent International AB	39,595	52,803
	Biotage AB	247,060	2,523,773
	Bjorn Borg AB	13,009	45,973
# *	Bonava AB, Class B	518,486	812,070
* Ω	Boozt AB	42,875	299,857
Ω	Bravida Holding AB	605,044	3,785,696
	Bufab AB	221,768	5,272,214
	Bulten AB	92,106	514,795
	Bure Equity AB	350,573	7,009,317
*	Byggmax Group AB	364,587	928,668
*	Camurus AB	20,074	601,644
	Catella AB	89,746	197,225

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	Catena AB	189,397	$6,274,025
# *	Catena Media PLC	330,046	511,993
*	Cavotec SA	79,682	99,588
	Cellavision AB	46,096	559,857
	Cibus Nordic Real Estate AB publ	65,546	615,144
	Clas Ohlson AB, Class B	251,821	2,645,083
	Cloetta AB, Class B	1,352,966	2,169,972
	Concentric AB	339,818	4,774,509
Ω	Coor Service Management Holding AB	466,542	1,607,634
	Corem Property Group AB, Class B	3,766,156	2,431,278
	Dedicare AB, Class B	4,184	36,543
	Dios Fastigheter AB	770,250	4,169,698
Ω	Dometic Group AB	173,379	1,069,889
# * Ω	Dustin Group AB	495,393	557,697
	Eastnine AB	126,421	1,714,174
	Elanders AB, Class B	74,315	556,313
	Electrolux Professional AB, Class B	518,935	2,099,416
* Ω	Eltel AB	206,068	121,056
# *	Enea AB	97,590	416,419
	Eolus Vind AB, Class B	37,209	287,585
	Ependion AB	93,898	872,330
	Ework Group AB	38,753	395,740
	Fagerhult Group AB	321,594	1,626,934
#	FastPartner AB, Class A	25,133	87,454
	FastPartner AB, Class D	35	160
	Fenix Outdoor International AG	19,801	1,174,967
*	Fingerprint Cards AB, Class B	201,556	17,044
#	G5 Entertainment AB	36,503	472,774
	Granges AB	828,803	7,979,503
	Hanza AB	51,411	323,056
	Heba Fastighets AB, Class B	271,164	544,817
	Hemnet Group AB	59,260	1,029,268
#	Hexatronic Group AB	188,356	439,880
	HMS Networks AB	139,598	4,630,314
* Ω	Hoist Finance AB	338,610	952,390
*	Humana AB	135,681	344,444
	IAR Systems Group AB	1,213	10,258
	Instalco AB	649,590	1,818,502
*	International Petroleum Corp.	483,334	5,126,559
#	Intrum AB	132,234	679,193
	INVISIO AB	2,232	33,643
	Inwido AB	484,214	4,948,151
	JM AB	434,346	4,635,154
# *	Karnov Group AB	99,037	435,742
# *	K-fast Holding AB	9,734	11,713
	KNOW IT AB	162,436	2,039,230
	Lagercrantz Group AB, Class B	722,843	6,598,404
#	Lime Technologies AB	15,846	406,313
	Lindab International AB	580,067	8,938,475
	Loomis AB	277,796	7,216,371
# *	Maha Energy AB	148,058	127,394
*	Medcap AB	6,593	168,146
	MEKO AB	245,211	1,974,314
	MIPS AB	75,592	1,864,077
*	Modern Times Group MTG AB, Class B	539,225	4,328,683
	Momentum Group AB	138,562	1,202,176
Ω	Munters Group AB	195,522	2,387,071
	Mycronic AB	418,095	9,159,135
	NCAB Group AB	214,959	1,028,896

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWEDEN — (Continued)
	NCC AB, Class B	410,725	$4,207,580
	Nederman Holding AB	35,584	500,632
*	Net Insight AB, Class B	1,794,044	625,202
#	New Wave Group AB, Class B	831,248	5,428,485
	Nilorngruppen AB, Class B	7,191	36,937
*	Nobia AB	820,940	610,502
	Nolato AB, Class B	1,479,583	6,544,453
	Nordic Paper Holding AB	19,901	68,134
	Nordic Waterproofing Holding AB	83,900	1,212,766
*	Norion Bank AB	297,871	962,707
*	Note AB	58,972	772,990
	NP3 Fastigheter AB	175,554	2,345,982
	Nyfosa AB	1,209,815	5,854,603
	OEM International AB, Class B	303,865	1,975,457
*	Orron Energy ab	670,464	418,866
# *	Ovzon AB	1,938	1,363
*	OX2 AB, Class A	95,981	388,136
	Pandox AB	22,417	220,651
	Peab AB, Class B	429,717	1,601,846
	Platzer Fastigheter Holding AB, Class B	262,984	1,380,949
	Prevas AB, Class B	8,542	71,251
#	Pricer AB, Class B	757,103	443,019
	Proact IT Group AB	191,163	1,327,805
	Ratos AB, Class B	1,292,440	3,600,384
*	RaySearch Laboratories AB	154,265	1,151,594
	Rejlers AB	948	9,939
Ω	Resurs Holding AB	642,927	1,254,291
	Rottneros AB	672,020	709,805
	Scandi Standard AB	369,860	1,850,301
* Ω	Scandic Hotels Group AB	1,031,725	3,477,377
*	Sdiptech AB, Class B	50,178	986,435
	Sensys Gatso Group AB	43,904	237,289
# * Ω	Sinch AB	1,333,081	2,112,577
	SkiStar AB	316,007	3,006,402
	Solid Forsakring AB	86,686	452,441
*	Stendorren Fastigheter AB	6,293	71,212
*	Stillfront Group AB	1,542,842	1,597,114
	Storskogen Group AB, Class B	1,186,699	703,099
	Systemair AB	367,451	2,018,167
	Tethys Oil AB	138,699	709,428
*	TF Bank AB	5,604	70,638
	Troax Group AB	226,249	3,626,523
# *	Truecaller AB, Class B	129,971	314,537
	VBG Group AB, Class B	33,652	700,076
# *	Viaplay Group AB	99,654	213,717
	Vitec Software Group AB, Class B	53,644	2,140,932
	Vitrolife AB	54,063	704,831
	Volati AB	5,223	39,269
	XANO Industri AB, Class B	5,023	37,388

TOTAL SWEDEN			258,456,868

SWITZERLAND — (18.7%)
	Accelleron Industries AG	117,784	2,909,162
	Adecco Group AG	573,691	21,710,502
	Allreal Holding AG	123,491	19,816,056
	ALSO Holding AG	46,377	11,830,374
*	Aluflexpack AG	721	7,519
# *	ams-OSRAM AG	1,424,857	5,084,447
	APG SGA SA	8,287	1,541,663

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
	Arbonia AG	322,452	$2,762,156
*	Aryzta AG	6,280,030	11,510,091
	Ascom Holding AG	205,529	2,127,771
# *	Autoneum Holding AG	25,834	2,933,006
	Baloise Holding AG	98,975	14,211,409
	Banque Cantonale de Geneve	9,563	2,361,386
	Banque Cantonale du Jura SA	3,848	214,021
	Banque Cantonale Vaudoise	120,220	13,588,979
	Barry Callebaut AG	834	1,264,509
*	Basilea Pharmaceutica AG	25,161	979,327
	Belimo Holding AG	65,574	27,607,771
	Bell Food Group AG	14,593	4,347,323
	Bellevue Group AG	51,229	1,118,527
#	Berner Kantonalbank AG	31,172	8,164,459
	BKW AG	161,471	27,144,558
	Bossard Holding AG, Class A	43,355	8,948,879
	Bucher Industries AG	54,010	19,279,744
	Burckhardt Compression Holding AG	12,534	6,353,746
	Burkhalter Holding AG	25,273	2,363,966
	Bystronic AG	8,535	4,079,540
	Calida Holding AG	38,044	1,069,484
	Carlo Gavazzi Holding AG	3,115	1,058,821
	Cembra Money Bank AG	195,981	13,512,966
# *	Cicor Technologies Ltd.	15,422	741,011
	Cie Financiere Tradition SA	10,123	1,290,263
	Clariant AG	1,263,131	17,946,464
	Coltene Holding AG	26,363	1,848,836
	Comet Holding AG	41,757	8,212,981
	COSMO Pharmaceuticals NV	12,034	457,508
	Daetwyler Holding AG	20,938	3,704,699
	DKSH Holding AG	234,221	14,342,704
# *	DocMorris AG	4,404	183,119
	dormakaba Holding AG	23,141	10,577,569
*	Dufry AG	554,235	19,428,293
	EFG International AG	675,403	8,116,546
	Emmi AG	15,822	14,939,355
	Energiedienst Holding AG	83,637	3,696,332
	Feintool International Holding AG	39,987	877,515
	Flughafen Zurich AG	145,858	27,255,287
	Forbo Holding AG	8,407	9,271,544
	Fundamenta Real Estate AG	3,191	59,483
Ω	Galenica AG	285,324	21,555,903
*	GAM Holding AG	1,195,762	563,879
	Georg Fischer AG	626,442	32,506,926
# *	Gurit Holding AG, Class BR	28,958	2,257,364
	Helvetia Holding AG	262,788	35,327,584
	Hiag Immobilien Holding AG	23,092	1,986,372
# *	HOCHDORF Holding AG	6,697	144,486
	Huber & Suhner AG	108,834	7,453,003
	Hypothekarbank Lenzburg AG	6	26,940
	Implenia AG	92,067	2,863,757
*	Ina Invest Holding AG	28,549	555,149
	Inficon Holding AG	14,881	16,106,966
	Interroll Holding AG	4,923	12,978,854
	Intershop Holding AG	10,830	7,186,037
	Investis Holding SA	5,933	614,907
	Jungfraubahn Holding AG	18,429	3,128,092
	Kardex Holding AG	49,410	9,552,754
	Komax Holding AG	22,696	4,505,768

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
SWITZERLAND — (Continued)
# *	Kudelski SA	217,692	$318,274
	Landis+Gyr Group AG	94,470	7,008,912
	LEM Holding SA	3,935	7,967,377
	Liechtensteinische Landesbank AG	64,467	4,465,785
	Luzerner Kantonalbank AG	118,337	9,303,597
Ω	Medacta Group SA	11,172	1,282,856
Ω	Medmix AG	143,988	2,993,023
	Meier Tobler Group AG	45,826	1,577,290
	Metall Zug AG, Class B	1,147	1,643,871
	Mikron Holding AG	8,692	132,650
	Mobilezone Holding AG	305,440	4,642,830
	Mobimo Holding AG	62,895	17,372,390
	Novavest Real Estate AG	1,614	65,316
	OC Oerlikon Corp. AG	1,147,954	4,573,125
# *	Orascom Development Holding AG	93,520	511,796
#	Orell Fuessli AG	5,028	387,073
	Orior AG	39,151	3,198,219
# *	Phoenix Mecano AG	4,329	1,753,027
	Plazza AG, Class A	6,993	2,323,072
* Ω	PolyPeptide Group AG	10,683	200,597
	PSP Swiss Property AG	337,750	41,556,493
	Rieter Holding AG	14,876	1,263,415
	Romande Energie Holding SA	66,750	4,158,222
	Schaffner Holding AG	3,129	1,703,625
	Schweiter Technologies AG	6,291	3,521,701
# *	Schweizerische Nationalbank	23	111,478
* Ω	Sensirion Holding AG	27,322	2,045,883
	SFS Group AG	124,943	12,499,664
	Siegfried Holding AG	32,647	25,889,674
	SIG Group AG	50,085	1,104,208
	SKAN Group AG	3,239	244,446
	Softwareone Holding AG	186,444	3,673,482
	St Galler Kantonalbank AG	17,652	9,583,135
#	Stadler Rail AG	80,864	2,735,970
	Sulzer AG	139,983	11,552,971
	Swiss Prime Site AG	182,651	16,977,028
# *	Swiss Steel Holding AG	3,362,368	369,629
	Swissquote Group Holding SA	82,376	15,822,256
	Temenos AG	344,252	24,801,829
	Thurgauer Kantonalbank	3,152	424,519
#	Tornos Holding AG	26,632	167,341
	TX Group AG	18,616	1,730,565
	u-blox Holding AG	46,477	4,396,301
	Valiant Holding AG	111,863	12,196,587
Ω	VAT Group AG	71,846	25,477,992
	Vaudoise Assurances Holding SA	6,822	3,178,731
	Vetropack Holding AG	67,815	2,658,677
#	Von Roll Holding AG	378,198	357,555
	Vontobel Holding AG	219,528	12,841,958
	VP Bank AG, Class A	22,604	2,048,031
	VZ Holding AG	91,061	8,956,416
*	V-ZUG Holding AG	11,004	709,345
	Walliser Kantonalbank	19,368	2,323,251
	Warteck Invest AG	58	124,258
	Ypsomed Holding AG	9,667	2,664,230
	Zehnder Group AG	82,191	4,259,679
	Zug Estates Holding AG, Class B	1,193	1,975,187
	Zuger Kantonalbank AG	704	6,083,846

TOTAL SWITZERLAND			886,077,070

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	161,683	$1,069,621
	Noble Corp. PLC	7,814	362,064

TOTAL UNITED STATES			1,431,685

TOTAL COMMON STOCKS			4,552,771,607

PREFERRED STOCKS — (0.9%)
GERMANY — (0.9%)
	Draegerwerk AG & Co. KGaA, 0.401%	59,924	3,022,009
	FUCHS SE, 2.791%	471,126	19,134,805
	Jungheinrich AG, 2.686%	346,549	9,303,107
	Sixt SE, 11.166%	118,586	6,832,588
	STO SE & Co. KGaA, 4.105%	16,969	2,207,413
	Villeroy & Boch AG, 6.857%	41,086	769,418

TOTAL GERMANY			41,269,340

RIGHTS/WARRANTS — (0.0%)
AUSTRIA — (0.0%)
* ††	CA Immobilien Anlagen AG Rights	497,492	0
* ††	S Immo AG Rights	346,922	0
*	Strabag SE Rights	107,907	0

FINLAND — (0.0%)
*	Finnair Oyj Rights 11/17/2023	4,568,940	1,801,296

ITALY — (0.0%)
# *	Webuild SpA Warrants 08/02/2030	116,038	0

NORWAY — (0.0%)
# *	Atlantic Sapphire ASA Rights 11/03/2023	164	0

SPAIN — (0.0%)
*	Vidrala SA Rights 11/08/2023	129,561	477,756

TOTAL RIGHTS/WARRANTS			2,279,052

TOTAL INVESTMENT SECURITIES (Cost $4,294,866,091)			4,596,319,999

			Value†
SECURITIES LENDING COLLATERAL — (3.2%)
@ §	The DFA Short Term Investment Fund	13,062,502	151,093,958

TOTAL INVESTMENTS — (100.0%) (Cost $4,445,959,349)			$4,747,413,957

ADR American Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

*	Non-Income Producing Securities.
#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE CONTINENTAL SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$974,623	$149,581,498	—	$150,556,121
Belgium	792,151	180,140,093	—	180,932,244
Denmark	—	304,302,670	—	304,302,670
Finland	—	241,654,060	—	241,654,060
France	—	535,672,572	—	535,672,572
Germany	1,775,471	666,078,009	—	667,853,480
Ireland	—	45,236,596	—	45,236,596
Israel	1,713,493	89,362,067	—	91,075,560
Italy	—	503,487,112	—	503,487,112
Netherlands	—	234,739,770	—	234,739,770
Norway	—	97,377,918	—	97,377,918
Portugal	—	50,590,874	—	50,590,874
Spain	—	303,327,007	—	303,327,007
Sweden	—	258,456,868	—	258,456,868
Switzerland	—	886,077,070	—	886,077,070
United States	—	1,431,685	—	1,431,685
Preferred Stocks
Germany	—	41,269,340	—	41,269,340
Rights/Warrants
Finland	—	1,801,296	—	1,801,296
Spain	—	477,756	—	477,756
Securities Lending Collateral	—	151,093,958	—	151,093,958

TOTAL	$5,255,738	$4,742,158,219	—	$4,747,413,957

See accompanying Notes to Financial Statements.

THE CANADIAN SMALL COMPANY SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (93.2%)
COMMUNICATION SERVICES — (0.8%)
# *	Aimia, Inc.	511,089	$1,183,051
*	Cineplex, Inc.	36,490	219,453
	Cogeco Communications, Inc.	80,416	3,167,350
	Cogeco, Inc.	37,667	1,280,420
#	Corus Entertainment, Inc., Class B	993,121	458,336
	TELUS Corp.	176,691	2,848,977
# *	WildBrain Ltd.	602,063	590,449
#	Yellow Pages Ltd.	74,205	622,321

TOTAL COMMUNICATION SERVICES			10,370,357

CONSUMER DISCRETIONARY — (3.7%)
# *	Aritzia, Inc.	490,659	7,631,884
*	AutoCanada, Inc.	121,583	2,101,564
	BMTC Group, Inc.	20,581	200,356
# *	Bragg Gaming Group, Inc.	4,700	20,471
# *	Dorel Industries, Inc., Class B	153,377	597,250
	Exco Technologies Ltd.	164,124	846,214
	Gamehost, Inc.	89,999	582,146
#	GoldMoney, Inc.	25,000	152,875
	Leon’s Furniture Ltd.	167,479	2,047,066
	Linamar Corp.	254,133	10,988,148
	Martinrea International, Inc.	506,933	4,178,290
#	MTY Food Group, Inc.	114,123	4,294,151
	Park Lawn Corp.	183,840	2,162,200
	Pizza Pizza Royalty Corp.	162,278	1,545,839
#	Pollard Banknote Ltd.	49,129	983,111
# Ω	Sleep Country Canada Holdings, Inc.	213,790	3,371,615
Ω	Spin Master Corp.	185,042	4,423,395

TOTAL CONSUMER DISCRETIONARY			46,126,575

CONSUMER STAPLES — (4.5%)
#	Andrew Peller Ltd., Class A	168,200	449,989
	Corby Spirit & Wine Ltd.	75,467	717,256
	High Liner Foods, Inc.	106,744	813,618
Ω	Jamieson Wellness, Inc.	248,226	4,075,793
#	KP Tissue, Inc.	47,200	321,304
	Lassonde Industries, Inc., Class A	18,000	1,789,291
	Maple Leaf Foods, Inc.	468,524	9,328,248
#	North West Co., Inc.	292,956	7,469,929
#	Premium Brands Holdings Corp.	244,773	15,758,668
	Primo Water Corp.	892,177	11,639,744
	Rogers Sugar, Inc.	689,824	2,561,813
# *	SunOpta, Inc.	411,068	1,572,528

TOTAL CONSUMER STAPLES			56,498,181

ENERGY — (26.3%)
*	Advantage Energy Ltd.	1,218,356	8,847,193
	Africa Oil Corp.	1,437,956	2,654,528
*	Athabasca Oil Corp.	1,992,842	5,920,684
	Baytex Energy Corp.	2,680,011	11,595,505
#	Birchcliff Energy Ltd.	1,577,017	8,710,979
# *	Bonterra Energy Corp.	52,762	261,004
*	Calfrac Well Services Ltd.	18,245	67,757

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
ENERGY — (Continued)
#	Canacol Energy Ltd.	158,831	$785,709
#	Cardinal Energy Ltd.	732,276	3,918,143
	CES Energy Solutions Corp.	1,456,468	3,812,496
	Crescent Point Energy Corp.	2,971,639	23,822,359
*	Crew Energy, Inc.	762,573	3,403,877
*	Denison Mines Corp.	3,434,657	5,498,423
	Enerflex Ltd.	354,135	1,409,645
*	Energy Fuels, Inc.	66,322	530,383
	Enerplus Corp.	1,281,408	21,668,661
*	Ensign Energy Services, Inc.	760,132	1,392,273
*	Fission Uranium Corp.	1,962,000	1,315,781
#	Freehold Royalties Ltd.	727,568	7,492,101
*	Frontera Energy Corp.	256,656	2,176,509
#	Gear Energy Ltd.	227,278	134,392
#	Gibson Energy, Inc.	854,905	12,989,254
*	Gran Tierra Energy, Inc.	210,411	1,295,772
	Headwater Exploration, Inc.	1,197,279	6,440,744
	InPlay Oil Corp.	29,169	54,058
# *	Journey Energy, Inc.	22,652	81,346
*	Kelt Exploration Ltd.	1,000,756	5,686,647
	Keyera Corp.	50,571	1,176,070
*	Kolibri Global Energy, Inc.	5,600	23,704
* ††	Lightstream Resources Ltd.	687,816	0
#	Logan Energy Corp.	839,896	605,658
*	MEG Energy Corp.	1,231,299	24,328,533
	North American Construction Group Ltd.	158,351	3,259,939
*	NuVista Energy Ltd.	996,250	9,662,565
# *	Obsidian Energy Ltd.	196,472	1,670,035
	Paramount Resources Ltd., Class A	453,102	10,890,136
	Parex Resources, Inc.	560,334	10,739,988
	Parkland Corp.	743,571	22,504,182
	Pason Systems, Inc.	442,225	4,238,089
#	Peyto Exploration & Development Corp.	1,064,787	11,210,305
	PHX Energy Services Corp.	129,423	686,896
#	Pine Cliff Energy Ltd.	189,200	210,109
#	PrairieSky Royalty Ltd.	1,219,867	21,419,695
*	Precision Drilling Corp.	83,515	4,842,648
# *	Questerre Energy Corp., Class A	797,460	120,762
	Secure Energy Services, Inc.	1,822,233	10,118,041
*	Shawcor Ltd.	423,244	4,431,587
#	Spartan Delta Corp.	446,448	1,435,845
* Ω	STEP Energy Services Ltd.	31,360	98,823
#	Strathcona Resources Ltd.	7,060	138,263
#	Surge Energy, Inc.	250,145	1,717,236
#	Tamarack Valley Energy Ltd.	2,397,913	7,245,182
	TerraVest Industries, Inc.	5,000	118,046
#	Tidewater Midstream & Infrastructure Ltd.	1,358,267	989,255
#	Topaz Energy Corp.	326,797	4,995,923
	Total Energy Services, Inc.	266,408	1,590,669
# *	Touchstone Exploration, Inc.	28,397	18,839
	Trican Well Service Ltd.	1,315,955	4,450,571
#	Vermilion Energy, Inc.	915,075	13,201,803
#	Whitecap Resources, Inc.	1,388,207	10,721,255
*	Yangarra Resources Ltd.	308,771	385,198

TOTAL ENERGY			331,212,073

FINANCIALS — (6.6%)
	AGF Management Ltd., Class B	561,436	2,639,670
	Alaris Equity Partners Income	131,244	1,190,589

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
FINANCIALS — (Continued)
	Brookfield Reinsurance Ltd.	3,065	$89,529
	Canaccord Genuity Group, Inc.	482,088	2,492,570
	Canadian Western Bank	530,725	10,516,909
#	Chesswood Group Ltd.	56,542	265,025
	CI Financial Corp.	992,058	8,992,370
	Clairvest Group, Inc.	1,900	98,648
	Definity Financial Corp.	165,619	4,578,931
	ECN Capital Corp.	524,470	726,145
	E-L Financial Corp. Ltd.	7,378	4,525,918
#	EQB, Inc.	161,831	8,031,159
#	Fiera Capital Corp.	363,745	1,222,320
	Firm Capital Mortgage Investment Corp.	189,321	1,302,414
	First National Financial Corp.	85,119	2,123,755
	goeasy Ltd.	61,859	4,906,789
	Guardian Capital Group Ltd., Class A	93,214	2,665,850
#	Laurentian Bank of Canada	304,487	5,577,047
	Nuvei Corp.	109,404	1,519,621
	Onex Corp.	171,939	9,636,271
*	RF Capital Group, Inc.	17,024	63,467
#	Sprott, Inc.	130,239	3,776,459
	Timbercreek Financial Corp.	525,090	2,184,798
*	Trisura Group Ltd.	184,765	4,062,365
	VersaBank	3,400	25,400

TOTAL FINANCIALS			83,214,019

HEALTH CARE — (2.0%)
	Andlauer Healthcare Group, Inc.	87,405	2,448,033
*	Aptose Biosciences, Inc.	767	2,102
# *	Aurora Cannabis, Inc.	612,928	270,431
# *	Bausch Health Cos., Inc.	1,569,573	10,704,262
# *	Cronos Group, Inc.	659,166	1,192,453
*	dentalcorp Holdings Ltd.	21,273	84,371
#	Extendicare, Inc.	516,549	2,182,785
#	HLS Therapeutics, Inc.	20,104	73,066
*	Knight Therapeutics, Inc.	486,291	1,595,546
	Medical Facilities Corp.	154,017	1,019,561
# *	Oncolytics Biotech, Inc.	33,485	55,585
#	Organigram Holdings, Inc.	273,484	289,849
	Sienna Senior Living, Inc.	417,886	3,022,460
*	Viemed Healthcare, Inc.	125,447	791,792
*	Well Health Technologies Corp.	379,537	1,012,646
††	Zenith Capital Corp.	111,820	12,095

TOTAL HEALTH CARE			24,757,037

INDUSTRIALS — (13.9%)
	ADENTRA, Inc.	28,558	523,074
	Aecon Group, Inc.	383,920	2,823,857
#	Ag Growth International, Inc.	141,294	4,958,918
#	Algoma Central Corp.	48,800	516,944
*	ATS Corp.	439,439	14,798,487
	Badger Infrastructure Solution	208,038	5,510,176
# *	Ballard Power Systems, Inc.	1,032,613	3,439,401
	Bird Construction, Inc.	285,251	2,192,735
	Black Diamond Group Ltd.	264,735	1,198,872
*	Bombardier, Inc., Class A	13,489	433,632
*	Bombardier, Inc., Class B	454,361	14,576,904
	Boyd Group Services, Inc.	120,716	20,581,131
	Calian Group Ltd.	63,597	2,277,889

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
INDUSTRIALS — (Continued)
	Dexterra Group, Inc.	168,743	$676,553
	Doman Building Materials Group Ltd.	397,715	1,933,008
	Exchange Income Corp.	127,407	3,918,449
	Finning International, Inc.	840,489	22,522,135
*	GDI Integrated Facility Services, Inc.	65,785	1,773,716
*	H2O Innovation, Inc.	36,000	109,551
	Hammond Power Solutions, Inc.	22,825	1,167,132
*	Heroux-Devtek, Inc.	244,553	2,698,151
#	K-Bro Linen, Inc.	62,086	1,415,655
# *	Lion Electric Co.	110,662	175,336
	Magellan Aerospace Corp.	120,278	636,626
*	MDA Ltd.	132,713	1,097,688
#	Mullen Group Ltd.	564,553	5,357,503
#	NFI Group, Inc.	294,517	2,752,436
	Richelieu Hardware Ltd.	316,493	9,466,832
	Russel Metals, Inc.	357,603	8,909,453
#	Savaria Corp.	268,184	2,398,040
	SNC-Lavalin Group, Inc.	978,592	27,182,523
*	TELUS International CDA, Inc.	10,960	70,034
*	Transat AT, Inc., Class A	24,945	54,144
	Wajax Corp.	127,359	2,742,340
#	Westport Fuel Systems, Inc.	7,388	37,542
	Westshore Terminals Investment Corp.	292,536	4,934,139

TOTAL INDUSTRIALS			175,861,006

INFORMATION TECHNOLOGY — (3.7%)
*	Bitfarms Ltd.	206,800	219,215
# *	BlackBerry Ltd.	1,710,480	6,123,518
*	Celestica, Inc.	643,003	15,009,647
	Computer Modelling Group Ltd.	474,445	3,133,886
	Converge Technology Solutions Corp.	107,431	213,816
	Dye & Durham Ltd.	131,718	768,414
#	Enghouse Systems Ltd.	254,181	5,968,007
	Evertz Technologies Ltd.	148,543	1,344,305
*	Kinaxis, Inc.	24,219	2,365,053
# *	Lightspeed Commerce, Inc.	758,210	9,449,449
#	Quarterhill, Inc.	1,275,296	1,379,444
*	Sangoma Technologies Corp.	4,200	12,629
#	Softchoice Corp.	18,332	219,310
	TECSYS, Inc.	14,563	278,291
	Vecima Networks, Inc.	6,059	71,568

TOTAL INFORMATION TECHNOLOGY			46,556,552

MATERIALS — (22.5%)
*	5N Plus, Inc.	514,550	1,224,456
	Acadian Timber Corp.	66,067	739,398
#	AirBoss of America Corp.	94,697	257,442
	Alamos Gold, Inc., Class A	2,034,590	25,191,143
	Altius Minerals Corp.	271,302	3,973,422
# *	Americas Gold & Silver Corp.	86,596	21,544
	Amerigo Resources Ltd.	227,887	193,911
# *	Argonaut Gold, Inc.	1,641,719	591,931
*	Ascot Resources Ltd.	71,438	20,091
	B2Gold Corp.	6,952,193	22,410,036
*	Calibre Mining Corp.	231,489	240,378
*	Canfor Corp.	336,050	3,436,228
*	Canfor Pulp Products, Inc.	144,351	188,408
*	Capstone Copper Corp.	2,311,783	7,868,481

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
MATERIALS — (Continued)
	Cascades, Inc.	784,390	$6,357,702
	Centerra Gold, Inc.	1,290,885	6,562,640
	China Gold International Resources Corp. Ltd.	1,114,071	4,739,873
	Dundee Precious Metals, Inc.	1,084,781	7,110,625
# *	Eldorado Gold Corp.	1,150,014	12,436,190
	Endeavour Mining PLC	14,864	304,086
# *	Endeavour Silver Corp.	698,719	1,498,370
# *	Equinox Gold Corp.	1,602,210	7,035,940
# *	ERO Copper Corp.	361,797	4,909,967
#	First Majestic Silver Corp.	1,571,391	8,091,824
# *	First Mining Gold Corp.	749,400	70,252
	Foraco International SA	355,941	467,145
# *,*	Fortuna Silver Mines, Inc.	1,660,236	4,660,881
*	Freegold Ventures Ltd.	9,000	2,369
# *	Galiano Gold, Inc.	696,057	361,393
# *	GoGold Resources, Inc.	180,275	166,398
* ††	Hanfeng Evergreen, Inc.	45,837	0
	Hudbay Minerals, Inc.	1,890,762	8,247,385
	i-80 Gold Corp.	9,900	13,860
*	IAMGOLD Corp.	3,012,912	7,700,381
# *	Imperial Metals Corp.	381,250	577,339
# *	Interfor Corp.	370,164	4,567,158
*	K92 Mining, Inc.	379,989	1,370,070
*	Karora Resources, Inc.	553,631	1,648,816
#	Labrador Iron Ore Royalty Corp.	346,569	7,622,394
# *	Largo, Inc.	70,585	165,404
# *	Lucara Diamond Corp.	1,635,773	401,055
	Lundin Gold, Inc.	394,079	4,751,398
# *	MAG Silver Corp.	125,976	1,261,020
*	Major Drilling Group International, Inc.	604,019	3,197,043
*	Mandalay Resources Corp.	464	562
	Methanex Corp.	351,518	14,508,561
	Neo Performance Materials, Inc.	32,055	158,339
*	New Gold, Inc.	3,347,181	4,079,132
#	Newcrest Mining Ltd.	27,337	409,399
# *	Northern Dynasty Minerals Ltd.	76,877	24,669
	OceanaGold Corp.	4,732,563	7,917,466
* ††	Orbite Technologies, Inc.	73,500	0
*	Orla Mining Ltd.	588,459	1,808,682
	Osisko Gold Royalties Ltd.	948,537	11,592,954
# *	Osisko Mining, Inc.	1,209,769	2,346,695
*	PolyMet Mining Corp.	64,208	130,801
# *	Seabridge Gold, Inc.	334,476	3,663,590
# *	SilverCrest Metals, Inc.	468,008	2,324,658
#	SSR Mining, Inc.	1,213,366	16,806,008
#	Stelco Holdings, Inc.	247,737	6,981,476
	Stella-Jones, Inc.	304,188	15,933,814
# *	Taseko Mines Ltd.	1,642,585	1,753,038
*	Torex Gold Resources, Inc.	485,487	4,680,700
	Transcontinental, Inc., Class A	518,346	3,816,342
* ††	Trevali Mining Corp.	255,929	0
	Triple Flag Precious Metals Corp.	72,116	923,387
*	Victoria Gold Corp.	39,006	162,859
# *	Wallbridge Mining Co. Ltd.	350,615	24,019
# *	Wesdome Gold Mines Ltd.	884,595	4,733,149
*	Western Copper & Gold Corp.	27,900	34,202
	Western Forest Products, Inc.	2,021,790	1,049,713
	Winpak Ltd.	177,825	4,842,021

TOTAL MATERIALS			283,362,083

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

		Shares	Value»
REAL ESTATE — (3.0%)
	Altus Group Ltd.	245,393	$8,334,603
	Bridgemarq Real Estate Services	53,069	430,522
#	Colliers International Group, Inc.	100,979	9,159,196
#	DREAM Unlimited Corp., Class A	230,298	2,811,570
	Information Services Corp.	34,305	505,886
*	Invesque, Inc.	168,766	51,474
*	Mainstreet Equity Corp.	31,349	3,047,301
	Melcor Developments Ltd.	55,340	447,748
	Morguard Corp.	25,520	1,868,062
# *	Real Matters, Inc.	51,714	182,355
	StorageVault Canada, Inc.	432,233	1,340,257
	Tricon Residential, Inc.	1,493,623	9,899,042

TOTAL REAL ESTATE			38,078,016

UTILITIES — (6.2%)
	Algonquin Power & Utilities Corp.	964,052	4,849,182
#	AltaGas Ltd.	20,198	375,194
*	Altius Renewable Royalties Corp.	4,704	24,220
	Atco Ltd., Class I	445,141	11,411,403
#	Boralex, Inc., Class A	508,523	9,464,560
#	Brookfield Infrastructure Corp.,Class A	183,129	4,716,764
#	Capital Power Corp.	688,895	17,630,347
	Innergex Renewable Energy, Inc.	785,863	4,839,567
*	Maxim Power Corp.	61,434	191,822
	Northland Power, Inc.	290,165	4,078,108
	Polaris Renewable Energy, Inc.	125,762	1,183,482
	Superior Plus Corp.	1,112,496	7,476,807
	TransAlta Corp.	8,389	61,407
#	TransAlta Corp.	1,716,689	12,564,913

TOTAL UTILITIES			78,867,776

TOTAL COMMON STOCKS Cost ($ 1,116,658,978)			1,174,903,675

			Value†
SECURITIES LENDING COLLATERAL — (6.8%)
@ §	The DFA Short Term Investment Fund	7,370,255	85,251,738

TOTAL INVESTMENTS — (100.0%) (Cost $ 1,201,910,716)			$1,260,155,413

»	Securities that have been fair value factored. See Note B to Financial Statements.
#	Total or Partial Securities on Loan.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

THE CANADIAN SMALL COMPANY SERIES

CONTINUED

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Common Stocks
Communication Services	$7,521,380	$2,848,977	—		$10,370,357
Consumer Discretionary	46,126,575	—	—		46,126,575
Consumer Staples	56,498,181	—	—		56,498,181
Energy	331,212,073	—	—		331,212,073
Financials	83,115,371	98,648	—		83,214,019
Health Care	24,744,942	—	$12,095		24,757,037
Industrials	175,861,006	—	—		175,861,006
Information Technology	46,556,552	—	—		46,556,552
Materials	282,952,684	409,399	—		283,362,083
Real Estate	38,078,016	—	—		38,078,016
Utilities	78,867,776	—	—		78,867,776
Securities Lending Collateral	—	85,251,738	—		85,251,738

TOTAL	$1,171,534,556	$88,608,762	$12,095	^	$1,260,155,413

^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (98.0%)
BRAZIL — (3.9%)
	Ambev SA, ADR	1,682,326	$4,256,285
	Atacadao SA	477,889	850,233
	B3 SA—Brasil Bolsa Balcao	2,272,571	5,003,330
	Banco Bradesco SA	642,776	1,566,860
	Banco BTG Pactual SA	559,439	3,284,454
	Banco do Brasil SA	402,150	3,856,588
	Banco Santander Brasil SA	145,083	774,658
	BB Seguridade Participacoes SA	353,143	2,154,545
	Caixa Seguridade Participacoes SA	324,395	696,178
	CCR SA	1,018,248	2,419,519
	Centrais Eletricas Brasileiras SA	390,260	2,696,813
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	167,200	1,935,729
	Cia Energetica de Minas Gerais	215,832	659,258
	Cia Paranaense de Energia	294,635	459,331
	Cia Paranaense de Energia, Sponsored ADR	17,400	141,984
	Cia Paranaense de Energia, Class B	39,800	325,947
	Cia Siderurgica Nacional SA, Sponsored ADR	290,091	670,110
	Cosan SA	936,053	2,924,150
	CPFL Energia SA	123,300	817,802
	Energisa SA	228,135	2,109,064
*	Eneva SA	610,974	1,311,199
	Engie Brasil Energia SA	144,576	1,126,957
	Equatorial Energia SA	697,667	4,372,743
	Gerdau SA, Sponsored ADR	918,746	3,987,358
* Ω	Hapvida Participacoes e Investimentos SA	4,321,209	3,162,645
	Hypera SA	329,591	1,980,128
	Itau Unibanco Holding SA	217,203	978,798
	JBS SA	924,836	3,674,213
	Klabin SA	1,379,545	5,855,559
	Localiza Rent a Car SA	248,213	2,504,407
	Lojas Renner SA	106,467	258,895
*	Magazine Luiza SA	721,300	190,277
*	Natura & Co. Holding SA	900,110	2,276,274
	Neoenergia SA	166,742	579,426
	Petroleo Brasileiro SA, Sponsored ADR	511,889	7,079,425
	Petroleo Brasileiro SA, Sponsored ADR	227,883	3,418,245
	Petroleo Brasileiro SA	2,733,556	20,516,241
	Porto Seguro SA	177,474	887,414
*	PRIO SA	463,979	4,389,706
	Raia Drogasil SA	685,564	3,508,217
Ω	Rede D’Or Sao Luiz SA	209,905	900,113
	Rumo SA	407,506	1,803,235
	Sendas Distribuidora SA, ADR	19,967	216,043
	Sendas Distribuidora SA	848,688	1,841,552
	Suzano SA	881,391	9,015,388
	Telefonica Brasil SA	217,562	1,952,200
	TIM SA	1,199,532	3,609,243
	TOTVS SA	323,491	1,623,951
	Ultrapar Participacoes SA	756,653	3,069,084
	Vale SA	1,834,275	25,103,376
	Vale SA, Sponsored ADR, Class B	332,417	4,557,430
	Vibra Energia SA	894,453	3,510,929
	WEG SA	735,311	4,814,324

TOTAL BRAZIL			171,677,833

CHILE — (0.5%)
	Banco de Chile, ADR	126,043	2,581,367

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Banco de Credito e Inversiones SA	57,235	$1,369,123
	Banco Santander Chile, ADR	86,304	1,501,690
	Banco Santander Chile	814,687	35,507
	Cencosud SA	1,474,078	2,388,961
	Cencosud Shopping SA	386,028	560,475
	Cia Cervecerias Unidas SA	36,262	205,958
	Cia Cervecerias Unidas SA, Sponsored ADR	6,740	75,825
	Cia Sud Americana de Vapores SA	15,065,911	836,607
	Colbun SA	1,030,681	149,596
	Embotelladora Andina SA, ADR, Class B	7,205	88,045
	Empresas CMPC SA	1,220,875	2,183,467
	Empresas Copec SA	184,965	1,224,516
*	Enel Americas SA	5,601,982	575,946
	Enel Chile SA	18,800,187	1,112,744
	Falabella SA	526,392	1,072,303
	Plaza SA	226,808	275,198
	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	89,320	4,323,088

TOTAL CHILE			20,560,416

CHINA — (25.7%)
*	360 Security Technology, Inc., Class A	266,700	327,701
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	110,763	313,300
	Accelink Technologies Co. Ltd., Class A	45,400	167,292
	ADAMA Ltd., Class A	40,900	41,492
	AECC Aero-Engine Control Co. Ltd., Class A	68,057	193,199
	AECC Aviation Power Co. Ltd., Class A	79,700	385,382
	Agricultural Bank of China Ltd., Class H	14,534,000	5,368,226
	Aier Eye Hospital Group Co. Ltd., Class A	382,105	955,311
*	Air China Ltd., Class H	630,000	428,594
*	Alibaba Group Holding Ltd., Sponsored ADR	706,990	58,354,955
*	Alibaba Group Holding Ltd.	3,987,600	41,052,633
# *	Alibaba Health Information Technology Ltd.	2,118,000	1,247,668
	Aluminum Corp. of China Ltd., Class H	7,864,000	4,206,694
*	Amlogic Shanghai Co. Ltd., Class A	8,799	72,291
	Angel Yeast Co. Ltd., Class A	74,500	356,207
	Anhui Anke Biotechnology Group Co. Ltd., Class A	119,100	171,179
	Anhui Conch Cement Co. Ltd., Class H	1,124,000	2,797,292
	Anhui Guangxin Agrochemical Co. Ltd., Class A	98,308	223,675
	Anhui Gujing Distillery Co. Ltd., Class A	11,716	446,519
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	76,664	263,351
	Anhui Kouzi Distillery Co. Ltd., Class A	33,300	228,526
	Anhui Yingjia Distillery Co. Ltd., Class A	38,000	398,407
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	13,100	23,093
	Anjoy Foods Group Co. Ltd., Class A	12,900	227,840
	Anker Innovations Technology Co. Ltd., Class A	10,400	133,210
	ANTA Sports Products Ltd.	667,400	7,547,953
	Apeloa Pharmaceutical Co. Ltd., Class A	136,420	321,525
*	Asia—Potash International Investment Guangzhou Co. Ltd., Class A	103,174	402,198
	Asymchem Laboratories Tianjin Co. Ltd., Class A	29,070	599,891
	Autobio Diagnostics Co. Ltd., Class A	12,600	76,556
	Avary Holding Shenzhen Co. Ltd., Class A	201,376	590,090
	AVIC Industry-Finance Holdings Co. Ltd., Class A	327,700	149,222
	Avicopter PLC, Class A	37,004	192,073
*	Baidu, Inc., Sponsored ADR	2,292	240,660
*	Baidu, Inc., Class A	1,330,750	17,471,152
	Bank of Beijing Co. Ltd., Class A	697,408	434,835
	Bank of Changsha Co. Ltd., Class A	401,784	403,594
	Bank of Chengdu Co. Ltd., Class A	371,850	628,450
	Bank of China Ltd., Class H	43,912,181	15,340,063

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Bank of Communications Co. Ltd., Class H	4,931,515	$2,917,019
	Bank of Guiyang Co. Ltd., Class A	426,923	304,046
	Bank of Hangzhou Co. Ltd., Class A	242,404	354,540
	Bank of Jiangsu Co. Ltd., Class A	657,870	620,632
	Bank of Nanjing Co. Ltd., Class A	454,780	487,426
	Bank of Ningbo Co. Ltd., Class A	275,742	941,661
	Bank of Shanghai Co. Ltd., Class A	458,383	380,367
	Bank of Suzhou Co. Ltd., Class A	415,260	356,520
	Baoshan Iron & Steel Co. Ltd., Class A	745,700	637,892
	Baowu Magnesium Technology Co. Ltd., Class A	60,200	156,699
*	BeiGene Ltd.	202,000	2,899,887
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	818,160	308,609
*	Beijing Compass Technology Development Co. Ltd., Class A	27,300	219,552
	Beijing Dabeinong Technology Group Co. Ltd., Class A	306,761	293,103
	Beijing Easpring Material Technology Co. Ltd., Class A	49,500	298,461
	Beijing Enlight Media Co. Ltd., Class A	153,706	164,362
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	9,051	149,070
	Beijing Kingsoft Office Software, Inc., Class A	7,538	296,490
	Beijing New Building Materials PLC, Class A	126,703	423,623
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	132,362	450,594
	Beijing Originwater Technology Co. Ltd., Class A	370,349	256,140
*	Beijing Shiji Information Technology Co. Ltd., Class A	69,628	100,429
	Beijing Shougang Co. Ltd., Class A	441,600	234,061
*	Beijing Shunxin Agriculture Co. Ltd., Class A	48,400	150,644
*	Beijing Sinnet Technology Co. Ltd., Class A	131,788	182,993
	Beijing Tiantan Biological Products Corp. Ltd., Class A	49,916	196,931
	Beijing Tongrentang Co. Ltd., Class A	36,400	255,436
	Beijing Ultrapower Software Co. Ltd., Class A	42,100	48,822
	Beijing United Information Technology Co. Ltd., Class A	69,969	360,187
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	33,180	198,975
	Beijing Yanjing Brewery Co. Ltd., Class A	184,800	262,698
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,062,900	726,549
	Bethel Automotive Safety Systems Co. Ltd., Class A	13,800	142,805
	Betta Pharmaceuticals Co. Ltd., Class A	24,206	201,326
	BGI Genomics Co. Ltd., Class A	34,100	229,417
	Biem.L.Fdlkk Garment Co. Ltd., Class A	23,700	109,049
# *	Bilibili, Inc., Class Z	12,880	172,820
	Bloomage Biotechnology Corp. Ltd., Class A	16,224	169,579
*	Bluefocus Intelligent Communications Group Co. Ltd., Class A	140,600	136,813
	BOC International China Co. Ltd., Class A	150,900	224,885
	BOE Technology Group Co. Ltd., Class A	1,654,300	886,689
	Bosideng International Holdings Ltd.	278,000	109,763
*	BTG Hotels Group Co. Ltd., Class A	92,300	210,713
#	BYD Co. Ltd., Class H	533,886	16,235,529
	BYD Electronic International Co. Ltd.	965,000	4,028,404
	By-health Co. Ltd., Class A	124,793	312,444
	Caitong Securities Co. Ltd., Class A	306,090	332,284
	Canmax Technologies Co. Ltd., Class A	105,070	390,764
	CECEP Solar Energy Co. Ltd., Class A	327,700	257,117
	CECEP Wind-Power Corp., Class A	634,660	275,064
	CETC Cyberspace Security Technology Co. Ltd., Class A	33,300	100,390
Ω	CGN Power Co. Ltd., Class H	4,899,000	1,177,266
	Changchun High & New Technology Industry Group, Inc., Class A	34,400	732,152
	Changjiang Securities Co. Ltd., Class A	401,270	312,087
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,100	221,920
	Chaozhou Three-Circle Group Co. Ltd., Class A	74,505	314,598
	Chengxin Lithium Group Co. Ltd., Class A	114,429	367,493
	China Automotive Engineering Research Institute Co. Ltd., Class A	72,700	184,537
	China Baoan Group Co. Ltd., Class A	203,234	287,083

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Cinda Asset Management Co. Ltd., Class H	7,009,000	$681,576
	China CITIC Bank Corp. Ltd., Class H	8,861,928	3,953,377
	China Coal Energy Co. Ltd., Class H	3,918,777	3,078,068
	China Construction Bank Corp., Class H	59,766,590	33,801,467
	China CSSC Holdings Ltd., Class A	82,717	292,658
# *	China Eastern Airlines Corp. Ltd., Class H	972,000	333,102
	China Energy Engineering Corp. Ltd., Class A	2,502,824	745,902
#	China Energy Engineering Corp. Ltd., Class H	1,632,000	177,515
	China Everbright Bank Co. Ltd., Class H	3,689,000	1,052,274
Ω	China Feihe Ltd.	233,000	144,780
	China Galaxy Securities Co. Ltd., Class H	4,690,500	2,400,637
	China Gas Holdings Ltd.	1,517,800	1,364,512
	China Great Wall Securities Co. Ltd., Class A	196,900	224,930
	China Greatwall Technology Group Co. Ltd., Class A	182,800	274,692
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	114,800	172,151
#	China Hongqiao Group Ltd.	4,154,000	3,889,031
# Ω	China International Capital Corp. Ltd., Class H	1,471,600	2,343,900
	China International Marine Containers Group Co. Ltd., Class H	507,730	267,747
	China Jushi Co. Ltd., Class A	477,798	756,171
	China Life Insurance Co. Ltd., Class H	4,368,000	5,916,012
	China Longyuan Power Group Corp. Ltd., Class H	1,404,000	1,188,525
	China Meheco Co. Ltd., Class A	107,311	175,352
	China Mengniu Dairy Co. Ltd.	3,395,000	11,085,139
	China Merchants Bank Co. Ltd., Class H	2,884,554	10,941,953
	China Merchants Energy Shipping Co. Ltd., Class A	794,540	698,485
	China Merchants Port Holdings Co. Ltd.	415,950	529,477
	China Merchants Property Operation & Service Co. Ltd., Class A	13,200	24,087
Ω	China Merchants Securities Co. Ltd., Class H	486,460	402,539
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	325,873	491,535
	China Minsheng Banking Corp. Ltd., Class H	4,818,600	1,601,995
	China National Accord Medicines Corp. Ltd., Class A	44,000	173,194
	China National Building Material Co. Ltd., Class H	818,000	389,364
	China National Chemical Engineering Co. Ltd., Class A	411,600	393,934
	China National Nuclear Power Co. Ltd., Class A	1,023,390	1,038,072
	China National Software & Service Co. Ltd., Class A	9,800	46,068
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	144,800	413,722
	China Oilfield Services Ltd., Class H	2,850,000	3,369,611
	China Overseas Land & Investment Ltd.	3,856,000	7,276,691
	China Pacific Insurance Group Co. Ltd., Class H	2,660,800	6,554,530
	China Petroleum & Chemical Corp., Class H	17,202,800	8,798,161
	China Railway Group Ltd., Class H	3,976,000	1,876,529
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,920,000	601,272
	China Rare Earth Resources & Technology Co. Ltd., Class A	18,391	75,406
	China Resources Beer Holdings Co. Ltd.	859,611	4,548,775
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	32,400	135,715
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	99,800	233,927
	China Resources Gas Group Ltd.	1,754,600	5,186,814
	China Resources Land Ltd.	3,998,666	14,967,431
	China Resources Microelectronics Ltd., Class A	34,684	252,196
Ω	China Resources Mixc Lifestyle Services Ltd.	566,000	2,208,201
	China Resources Power Holdings Co. Ltd.	1,598,517	3,097,750
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	44,358	261,412
	China Shenhua Energy Co. Ltd., Class H	2,674,500	8,197,263
	China South Publishing & Media Group Co. Ltd., Class A	126,500	195,706
*	China Southern Airlines Co. Ltd., Class H	1,236,000	584,860
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd., Class A	166,300	123,642
	China State Construction Engineering Corp. Ltd., Class A	1,756,100	1,242,842
	China State Construction International Holdings Ltd.	140,000	149,960

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Tourism Group Duty Free Corp. Ltd., Class A	54,300	$702,298
Ω	China Tower Corp. Ltd., Class H	70,956,000	6,616,696
*	China TransInfo Technology Co. Ltd., Class A	107,300	169,115
	China Vanke Co. Ltd., Class H	2,072,220	1,938,677
	China World Trade Center Co. Ltd., Class A	29,700	80,539
	China Yangtze Power Co. Ltd., Class A	748,847	2,310,119
	China Zhenhua Group Science & Technology Co. Ltd., Class A	28,400	259,813
	China Zheshang Bank Co. Ltd., Class H	1,645,499	408,084
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	92,100	145,704
	Chongqing Brewery Co. Ltd., Class A	21,500	230,679
	Chongqing Changan Automobile Co. Ltd., Class A	296,930	614,483
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	93,200	196,807
	Chongqing Rural Commercial Bank Co. Ltd., Class H	2,634,000	997,183
	Chongqing Zhifei Biological Products Co. Ltd., Class A	119,870	1,027,376
	Chow Tai Seng Jewellery Co. Ltd., Class A	126,400	255,035
	CITIC Ltd.	4,739,000	4,027,856
	CITIC Securities Co. Ltd., Class H	1,731,800	3,369,835
	CMOC Group Ltd., Class H	3,243,966	1,934,737
	CNGR Advanced Material Co. Ltd., Class A	25,000	185,965
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	209,235	136,232
	CNOOC Energy Technology & Services Ltd., Class A	655,100	272,532
	Contemporary Amperex Technology Co. Ltd., Class A	191,436	4,860,905
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,854,000	1,966,226
	COSCO SHIPPING Holdings Co. Ltd., Class H	4,706,299	4,786,481
	CRRC Corp. Ltd., Class H	2,592,000	1,079,889
Ω	CSC Financial Co. Ltd., Class H	595,000	535,788
	CSPC Pharmaceutical Group Ltd.	16,771,200	14,649,127
	Daqin Railway Co. Ltd., Class A	643,060	633,800
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	80,412	261,738
	Datang International Power Generation Co. Ltd., Class H	950,000	143,375
*	Deppon Logistics Co. Ltd., Class A	78,900	161,270
	DHC Software Co. Ltd., Class A	257,400	221,800
	Digital China Group Co. Ltd., Class A	47,500	202,201
	Do-Fluoride New Materials Co. Ltd., Class A	122,892	268,793
	Dong-E-E-Jiao Co. Ltd., Class A	42,611	270,315
	Dongfang Electric Corp. Ltd., Class H	305,200	292,811
	Dongxing Securities Co. Ltd., Class A	282,318	308,735
	East Money Information Co. Ltd., Class A	544,473	1,136,067
	Ecovacs Robotics Co. Ltd., Class A	23,500	138,725
	ENN Energy Holdings Ltd.	629,000	4,764,764
	ENN Natural Gas Co. Ltd., Class A	244,700	577,489
	Eoptolink Technology, Inc.Ltd., Class A	10,100	43,557
	Eve Energy Co. Ltd., Class A	48,205	305,751
# Ω	Everbright Securities Co. Ltd., Class H	412,600	280,241
*	Fangda Carbon New Material Co. Ltd., Class A	374,324	301,907
*	FAW Jiefang Group Co. Ltd., Class A	165,700	208,789
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	80,600	198,104
	First Capital Securities Co. Ltd., Class A	320,000	255,897
#	Flat Glass Group Co. Ltd., Class H	436,000	783,003
	Focus Media Information Technology Co. Ltd., Class A	727,597	687,774
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	186,467	959,655
	Fosun International Ltd.	856,222	512,997
	Founder Securities Co. Ltd., Class A	411,200	426,169
	Foxconn Industrial Internet Co. Ltd., Class A	389,600	784,979
	Fujian Funeng Co. Ltd., Class A	151,970	177,928
	Fujian Sunner Development Co. Ltd., Class A	97,163	238,972
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	783,200	3,570,680
Ω	Ganfeng Lithium Group Co. Ltd., Class H	705,799	2,535,070
	Gaona Aero Material Co. Ltd., Class A	40,880	120,938

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	G-bits Network Technology Xiamen Co. Ltd., Class A	3,000	$109,144
	GCL Energy Technology Co. Ltd., Class A	130,300	207,137
	GD Power Development Co. Ltd., Class A	524,300	260,811
	Geely Automobile Holdings Ltd.	10,501,000	11,922,045
	GEM Co. Ltd., Class A	275,176	220,493
	Gemdale Corp., Class A	289,000	203,946
	GF Securities Co. Ltd., Class H	1,027,600	1,337,896
	Giant Network Group Co. Ltd., Class A	85,600	138,212
	GigaDevice Semiconductor, Inc., Class A	22,974	336,477
	Ginlong Technologies Co. Ltd., Class A	18,825	172,705
	Glarun Technology Co. Ltd., Class A	69,600	135,953
	GoerTek, Inc., Class A	178,900	441,663
	Goke Microelectronics Co. Ltd., Class A	5,600	51,072
	Gongniu Group Co. Ltd., Class A	6,216	89,832
	GoodWe Technologies Co. Ltd., Class A	10,840	173,137
*	Gotion High-tech Co. Ltd., Class A	83,100	258,705
#	Great Wall Motor Co. Ltd., Class H	1,308,500	1,829,142
	Gree Electric Appliances, Inc. of Zhuhai, Class A	160,333	743,637
	GRG Banking Equipment Co. Ltd., Class A	142,000	226,597
	Guangdong Haid Group Co. Ltd., Class A	71,300	438,900
	Guangdong HEC Technology Holding Co. Ltd., Class A	235,900	229,469
	Guangdong Hongda Holdings Group Co. Ltd., Class A	25,700	75,634
	Guangdong Investment Ltd.	1,342,000	915,756
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	13,200	88,345
	Guanghui Energy Co. Ltd., Class A	771,700	792,215
	Guangzhou Automobile Group Co. Ltd., Class H	2,909,162	1,362,936
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	230,000	611,870
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	39,800	167,792
	Guangzhou Haige Communications Group, Inc. Co., Class A	222,052	352,617
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	30,301	256,429
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	34,000	195,297
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	83,340	317,076
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	261,404	234,515
	Guangzhou Zhujiang Brewery Co. Ltd., Class A	94,900	110,313
	Guosen Securities Co. Ltd., Class A	186,700	245,232
Ω	Guotai Junan Securities Co. Ltd., Class H	369,800	412,743
	Guoyuan Securities Co. Ltd., Class A	308,740	292,178
*	H World Group Ltd., ADR	86,463	3,256,197
*	H World Group Ltd.	485,500	1,824,962
Ω	Haidilao International Holding Ltd.	460,000	1,151,750
	Haier Smart Home Co. Ltd., Class A	258,200	784,497
	Haier Smart Home Co. Ltd., Class H	3,017,200	8,606,047
	Hainan Drinda New Energy Technology Co. Ltd., Class A	17,400	207,673
*	Haisco Pharmaceutical Group Co. Ltd., Class A	26,300	92,398
	Haitong Securities Co. Ltd., Class H	2,434,800	1,398,027
	Hang Zhou Great Star Industrial Co. Ltd., Class A	103,300	279,866
	Hangcha Group Co. Ltd., Class A	73,700	221,595
	Hangjin Technology Co. Ltd., Class A	47,700	237,724
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	235,800	269,878
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	26,794	149,622
	Hangzhou First Applied Material Co. Ltd., Class A	63,435	221,636
	Hangzhou Lion Electronics Co. Ltd., Class A	42,968	189,015
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	81,500	367,815
	Hangzhou Robam Appliances Co. Ltd., Class A	80,121	252,771
	Hangzhou Silan Microelectronics Co. Ltd., Class A	62,422	207,261
	Hangzhou Tigermed Consulting Co. Ltd., Class A	9,700	88,496
Ω	Hangzhou Tigermed Consulting Co. Ltd., Class H	79,100	444,485
	Han’s Laser Technology Industry Group Co. Ltd., Class A	110,517	324,420
Ω	Hansoh Pharmaceutical Group Co. Ltd.	922,000	1,734,736

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Haohua Chemical Science & Technology Co. Ltd., Class A	15,000	$63,048
	Harbin Boshi Automation Co. Ltd., Class A	57,200	102,488
	Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	43,600	141,793
*	Hebei Sinopack Electronic Technology Co. Ltd., Class A	7,700	102,394
	Hefei Meiya Optoelectronic Technology, Inc., Class A	84,295	223,659
	Heilongjiang Agriculture Co. Ltd., Class A	174,805	304,383
	Henan Shenhuo Coal & Power Co. Ltd., Class A	243,000	546,230
	Henan Shuanghui Investment & Development Co. Ltd., Class A	178,429	638,628
	Hengan International Group Co. Ltd.	36,500	122,249
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	119,121	237,176
*	Hengli Petrochemical Co. Ltd., Class A	262,200	525,255
	Hengtong Optic-electric Co. Ltd., Class A	143,100	258,010
*	Hengyi Petrochemical Co. Ltd., Class A	294,988	289,986
	Hesteel Co. Ltd., Class A	1,383,853	423,681
	Hithink RoyalFlush Information Network Co. Ltd., Class A	25,781	495,141
	Hongta Securities Co. Ltd., Class A	18,120	19,323
	Hoyuan Green Energy Co. Ltd., Class A	67,600	345,199
#* Ω	Hua Hong Semiconductor Ltd.	872,000	2,146,936
	Huadian Power International Corp. Ltd., Class H	1,134,000	455,330
	Huadong Medicine Co. Ltd., Class A	70,000	411,242
	Huafon Chemical Co. Ltd., Class A	349,483	346,542
	Huagong Tech Co. Ltd., Class A	30,400	117,476
	Huaibei Mining Holdings Co. Ltd., Class A	267,900	536,983
	Hualan Biological Engineering, Inc., Class A	78,500	251,860
# *	Huaneng Power International, Inc., Class H	2,260,000	1,057,571
Ω	Huatai Securities Co. Ltd., Class H	1,361,000	1,781,824
	Huaxi Securities Co. Ltd., Class A	251,400	272,393
	Huaxia Bank Co. Ltd., Class A	644,456	493,365
	Huayu Automotive Systems Co. Ltd., Class A	199,300	477,972
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	297,745	126,966
	Hubei Dinglong Co. Ltd., Class A	44,900	147,476
	Hubei Energy Group Co. Ltd., Class A	227,983	133,981
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	25,700	139,146
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	101,848	377,319
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	163,400	438,936
	Huizhou Desay Sv Automotive Co. Ltd., Class A	19,300	331,304
	Humanwell Healthcare Group Co. Ltd., Class A	141,200	451,419
	Hunan Valin Steel Co. Ltd., Class A	694,400	553,226
	Hundsun Technologies, Inc., Class A	41,729	177,693
	IEIT Systems Co. Ltd., Class A	59,084	237,390
	Iflytek Co. Ltd., Class A	66,700	416,045
	IKD Co. Ltd., Class A	73,300	213,458
	Imeik Technology Development Co. Ltd., Class A	4,700	211,897
	Industrial & Commercial Bank of China Ltd., Class H	30,774,185	14,748,359
	Industrial Bank Co. Ltd., Class A	643,039	1,325,883
	Industrial Securities Co. Ltd., Class A	652,548	556,755
	Infore Environment Technology Group Co. Ltd., Class A	82,224	54,845
	Ingenic Semiconductor Co. Ltd., Class A	18,000	181,780
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	1,386,020	307,070
	Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	299,500	557,142
	Inner Mongolia ERDOS Resources Co. Ltd., Class A	203,056	259,639
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	761,503	416,425
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	115,100	147,364
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	295,700	1,108,522
	Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	392,700	365,272
* Ω	Innovent Biologics, Inc.	537,000	3,164,626
	JA Solar Technology Co. Ltd., Class A	135,804	416,019
	Jason Furniture Hangzhou Co. Ltd., Class A	71,180	360,312

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	JCET Group Co. Ltd., Class A	185,200	$781,577
* Ω	JD Health International, Inc.	543,050	2,466,684
	JD.com, Inc., ADR	124,763	3,171,475
	JD.com, Inc., Class A	1,150,871	14,631,204
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	310,469	312,267
	Jiangsu Eastern Shenghong Co. Ltd., Class A	185,340	269,614
	Jiangsu Expressway Co. Ltd., Class H	1,020,000	927,325
	Jiangsu Guoxin Corp. Ltd., Class A	88,700	86,423
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	58,186	447,798
	Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	159,955	1,047,385
*	Jiangsu Hoperun Software Co. Ltd., Class A	32,500	118,502
	Jiangsu King’s Luck Brewery JSC Ltd., Class A	56,412	451,032
	Jiangsu Linyang Energy Co. Ltd., Class A	178,367	162,440
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	26,990	113,903
	Jiangsu Nhwa Pharmaceutical Co. Ltd., Class A	71,700	257,675
	Jiangsu Pacific Quartz Co. Ltd., Class A	13,168	165,541
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	44,800	64,855
	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,690	945,292
	Jiangsu Yangnong Chemical Co. Ltd., Class A	44,856	414,116
	Jiangsu Yoke Technology Co. Ltd., Class A	18,462	145,767
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	84,400	388,108
	Jiangsu Zhongtian Technology Co. Ltd., Class A	229,900	440,302
	Jiangxi Copper Co. Ltd., Class H	1,321,000	1,867,835
	Jilin Aodong Pharmaceutical Group Co. Ltd., Class A	88,000	193,447
	Jinduicheng Molybdenum Co. Ltd., Class A	25,500	35,003
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	19,100	30,787
	JiuGui Liquor Co. Ltd., Class A	11,500	120,134
	Jizhong Energy Resources Co. Ltd., Class A	535,300	469,853
	JL Mag Rare-Earth Co. Ltd., Class A	74,560	168,654
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	194,455	315,123
	Joinn Laboratories China Co. Ltd., Class A	9,534	34,930
	Jointown Pharmaceutical Group Co. Ltd., Class A	376,299	366,183
*	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	28,800	132,284
	Juewei Food Co. Ltd., Class A	46,744	225,693
*	Juneyao Airlines Co. Ltd., Class A	70,540	140,645
	Keboda Technology Co. Ltd., Class A	6,200	57,409
	Kingsoft Corp. Ltd.	419,000	1,462,091
	Konfoong Materials International Co. Ltd., Class A	9,500	80,537
	Kuang-Chi Technologies Co. Ltd., Class A	51,300	98,118
	Kunlun Energy Co. Ltd.	7,170,000	5,973,352
*	Kunlun Tech Co. Ltd., Class A	28,500	122,643
	Kweichow Moutai Co. Ltd., Class A	55,993	12,895,393
*	KWG Living Group Holdings Ltd.	258,250	15,656
	Lao Feng Xiang Co. Ltd., Class A	41,600	353,994
	LB Group Co. Ltd., Class A	174,800	444,873
	Lenovo Group Ltd.	11,967,278	13,926,695
	Lens Technology Co. Ltd., Class A	362,600	647,759
	Lepu Medical Technology Beijing Co. Ltd., Class A	120,977	284,885
	Levima Advanced Materials Corp., Class A	33,700	87,637
	Leyard Optoelectronic Co. Ltd., Class A	142,800	119,766
*	Li Auto, Inc., ADR	112,566	3,805,856
*	Li Auto, Inc., Class A	135,900	2,298,562
	Li Ning Co. Ltd.	3,112,000	9,536,422
	Lingyi iTech Guangdong Co., Class A	512,118	425,680
Ω	Longfor Group Holdings Ltd.	3,631,500	5,286,593
	LONGi Green Energy Technology Co. Ltd., Class A	335,888	1,108,655
	Longshine Technology Group Co. Ltd., Class A	59,002	150,846
	Luxi Chemical Group Co. Ltd., Class A	236,400	366,931
	Luxshare Precision Industry Co. Ltd., Class A	308,224	1,383,962

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Luzhou Laojiao Co. Ltd., Class A	66,129	$1,936,860
	Mango Excellent Media Co. Ltd., Class A	135,592	468,666
	Maxscend Microelectronics Co. Ltd., Class A	13,700	282,643
*	Meinian Onehealth Healthcare Holdings Co. Ltd., Class A	287,557	242,414
* Ω	Meituan, Class B	1,414,140	20,045,441
	Metallurgical Corp. of China Ltd., Class H	4,641,000	920,292
	Ming Yang Smart Energy Group Ltd., Class A	138,104	263,998
	MINISO Group Holding Ltd.	284,000	1,826,171
	Montage Technology Co. Ltd., Class A	27,314	205,905
	Muyuan Foods Co. Ltd., Class A	287,257	1,481,333
	Nanjing Iron & Steel Co. Ltd., Class A	670,400	348,272
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	128,646	222,476
	NARI Technology Co. Ltd., Class A	299,642	925,152
	NAURA Technology Group Co. Ltd., Class A	11,700	410,331
*	NavInfo Co. Ltd., Class A	134,350	183,758
	NetEase, Inc., ADR	193,704	20,710,832
	NetEase, Inc.	159,100	3,404,986
	New China Life Insurance Co. Ltd., Class H	1,010,500	2,216,693
*	New Hope Liuhe Co. Ltd., Class A	198,866	275,966
	Newland Digital Technology Co. Ltd., Class A	58,300	136,349
	Ninestar Corp., Class A	84,651	283,949
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	3,600	13,293
	Ningbo Joyson Electronic Corp., Class A	126,400	325,928
	Ningbo Orient Wires & Cables Co. Ltd., Class A	31,142	179,299
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	49,742	301,313
	Ningbo Sanxing Medical Electric Co. Ltd., Class A	108,100	241,343
	Ningbo Tuopu Group Co. Ltd., Class A	43,648	385,535
	Ningbo Xusheng Group Co. Ltd., Class A	36,400	88,012
	Ningbo Zhoushan Port Co. Ltd., Class A	224,800	106,007
	Ningxia Baofeng Energy Group Co. Ltd., Class A	320,300	631,535
*	NIO, Inc., ADR	189,636	1,384,343
# *	NIO, Inc., Class A	324,150	2,373,176
	North Industries Group Red Arrow Co. Ltd., Class A	87,300	170,213
*	Offcn Education Technology Co. Ltd., Class A	280,212	151,350
	Offshore Oil Engineering Co. Ltd., Class A	334,000	283,761
*	OFILM Group Co. Ltd., Class A	114,200	159,370
	Oppein Home Group, Inc., Class A	28,195	335,497
	Orient Overseas International Ltd.	224,500	2,830,898
Ω	Orient Securities Co. Ltd., Class H	898,800	418,731
	Ovctek China, Inc., Class A	43,852	151,216
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	470,200	224,521
*	PDD Holdings, Inc., ADR	122,979	12,472,530
	People.cn Co. Ltd., Class A	36,600	162,261
	People’s Insurance Co. Group of China Ltd. , Class H	7,081,000	2,336,442
	Perfect World Co. Ltd., Class A	131,785	216,302
	PetroChina Co. Ltd., Class H	17,336,000	11,315,472
Ω	Pharmaron Beijing Co. Ltd., Class H	118,425	282,696
	PICC Property & Casualty Co. Ltd., Class H	7,201,198	8,223,445
	Ping An Bank Co. Ltd., Class A	722,500	1,033,376
	Ping An Insurance Group Co. of China Ltd., Class H	4,658,000	23,627,589
	Pingdingshan Tianan Coal Mining Co. Ltd., Class A	360,800	493,574
	Poly Developments & Holdings Group Co. Ltd., Class A	448,683	675,246
Ω	Postal Savings Bank of China Co. Ltd., Class H	4,462,000	2,036,586
	Power Construction Corp. of China Ltd., Class A	583,011	419,215
	Pylon Technologies Co. Ltd., Class A	14,877	231,630
	Qianhe Condiment & Food Co. Ltd., Class A	34,260	83,111
Ω	Qingdao Port International Co. Ltd., Class H	69,000	34,469
*	Qingdao Rural Commercial Bank Corp., Class A	691,706	256,294
*	Qingdao Sentury Tire Co. Ltd., Class A	53,900	224,210

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Qingdao TGOOD Electric Co. Ltd., Class A	78,000	$192,161
*	Qinghai Salt Lake Industry Co. Ltd., Class A	161,100	372,971
	Raytron Technology Co. Ltd., Class A	17,317	111,513
	Red Avenue New Materials Group Co. Ltd., Class A	23,300	111,709
	Risen Energy Co. Ltd., Class A	84,004	203,976
	Rockchip Electronics Co. Ltd., Class A	9,500	84,646
	Rongsheng Petrochemical Co. Ltd., Class A	453,094	705,684
*	Sai Micro Electronics, Inc., Class A	41,400	136,368
	SAIC Motor Corp. Ltd., Class A	236,045	468,654
	Sailun Group Co. Ltd., Class A	260,200	399,527
	Sanan Optoelectronics Co. Ltd., Class A	86,000	175,029
*	Sangfor Technologies, Inc., Class A	11,800	135,363
	Sany Heavy Industry Co. Ltd., Class A	286,434	566,346
*	Satellite Chemical Co. Ltd., Class A	345,661	768,225
	SDIC Power Holdings Co. Ltd., Class A	251,000	418,658
	Sealand Securities Co. Ltd., Class A	328,190	161,980
*	Seazen Holdings Co. Ltd., Class A	173,200	281,251
*	Seres Group Co. Ltd., Class A	57,600	642,869
	SF Holding Co. Ltd., Class A	232,461	1,247,222
	SG Micro Corp., Class A	13,715	168,170
	Shaanxi Coal Industry Co. Ltd., Class A	694,700	1,712,650
	Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	546,450	602,555
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	91,300	216,441
# Ω	Shandong Gold Mining Co. Ltd., Class H	488,250	914,701
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	88,400	388,610
	Shandong Hi-speed Co. Ltd., Class A	59,700	54,086
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	139,650	614,183
	Shandong Linglong Tyre Co. Ltd., Class A	130,200	356,352
	Shandong Nanshan Aluminum Co. Ltd., Class A	910,010	385,632
	Shandong Pharmaceutical Glass Co. Ltd., Class A	53,700	202,876
	Shandong Publishing & Media Co. Ltd., Class A	123,900	139,834
	Shandong Sun Paper Industry JSC Ltd., Class A	265,450	451,179
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	9,000	84,957
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,326,400	2,159,345
	Shanghai Bairun Investment Holding Group Co. Ltd., Class A	34,836	125,387
	Shanghai Baosight Software Co. Ltd., Class A	74,599	434,993
	Shanghai Construction Group Co. Ltd., Class A	770,676	277,120
*	Shanghai Electric Group Co. Ltd., Class H	2,990,000	630,322
	Shanghai Electric Power Co. Ltd., Class A	119,200	142,382
	Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	411,000	948,362
*	Shanghai International Airport Co. Ltd., Class A	31,700	161,262
	Shanghai International Port Group Co. Ltd., Class A	38,400	26,245
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	52,200	234,365
	Shanghai Lingang Holdings Corp. Ltd., Class A	144,260	211,577
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	103,420	129,370
	Shanghai M&G Stationery, Inc., Class A	45,969	243,540
	Shanghai Moons’ Electric Co. Ltd., Class A	13,000	117,169
	Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,000,000	1,454,800
	Shanghai Pudong Development Bank Co. Ltd., Class A	882,471	822,766
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	75,256	257,428
	Shanghai RAAS Blood Products Co. Ltd., Class A	400,600	382,544
	Shanghai Rural Commercial Bank Co. Ltd., Class A	294,300	239,756
	Shanghai Stonehill Technology Co. Ltd., Class A	405,200	155,231
	Shanghai Tunnel Engineering Co. Ltd., Class A	354,700	273,016
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	282,159	250,650
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	111,800	366,756
	Shanxi Coking Coal Energy Group Co. Ltd., Class A	631,030	746,346
	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	332,530	865,076
*	Shanxi Meijin Energy Co. Ltd., Class A	464,717	445,568

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shanxi Securities Co. Ltd., Class A	216,280	$166,118
	Shanxi Taigang Stainless Steel Co. Ltd., Class A	538,600	287,902
	Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	55,507	1,874,779
	Shede Spirits Co. Ltd., Class A	13,900	218,851
	Shenghe Resources Holding Co. Ltd., Class A	162,900	238,144
	Shengyi Technology Co. Ltd., Class A	162,200	390,005
	Shennan Circuits Co. Ltd., Class A	31,982	304,232
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	1,400,000	259,792
	Shenzhen Capchem Technology Co. Ltd., Class A	42,140	254,281
	Shenzhen Dynanonic Co. Ltd., Class A	9,044	97,268
	Shenzhen Energy Group Co. Ltd., Class A	235,019	198,480
	Shenzhen Envicool Technology Co. Ltd., Class A	17,500	61,361
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	104,800	211,811
	Shenzhen Gas Corp. Ltd., Class A	150,500	139,569
	Shenzhen Inovance Technology Co. Ltd., Class A	40,500	334,773
	Shenzhen Kaifa Technology Co. Ltd., Class A	86,300	202,998
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	41,240	170,996
	Shenzhen Kedali Industry Co. Ltd., Class A	17,166	213,205
	Shenzhen Kinwong Electronic Co. Ltd., Class A	84,764	256,427
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	50,700	180,837
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,673	1,941,462
	Shenzhen MTC Co. Ltd., Class A	411,800	301,766
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	21,800	203,058
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	566,280	279,849
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	35,500	158,029
	Shenzhen SC New Energy Technology Corp., Class A	12,566	125,422
	Shenzhen SED Industry Co. Ltd., Class A	30,800	80,690
	Shenzhen Senior Technology Material Co. Ltd., Class A	25,101	52,728
	Shenzhen Sunlord Electronics Co. Ltd., Class A	59,300	236,684
	Shenzhen Sunway Communication Co. Ltd., Class A	68,700	246,102
	Shenzhen Transsion Holdings Co. Ltd., Class A	26,512	487,197
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	102,671	368,557
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	360,714	232,673
	Shenzhou International Group Holdings Ltd.	604,600	5,938,665
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	153,056	464,962
*	Siasun Robot & Automation Co. Ltd., Class A	65,000	99,836
	Sichuan Chuantou Energy Co. Ltd., Class A	149,500	300,621
	Sichuan Hebang Biotechnology Co. Ltd., Class A	1,111,800	361,840
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	129,301	485,660
*	Sichuan New Energy Power Co. Ltd., Class A	41,100	65,842
	Sichuan Road & Bridge Group Co. Ltd., Class A	370,440	390,398
	Sichuan Swellfun Co. Ltd., Class A	23,700	198,058
	Sichuan Yahua Industrial Group Co. Ltd., Class A	69,300	133,471
	Sieyuan Electric Co. Ltd., Class A	49,100	330,920
	Sino Biopharmaceutical Ltd.	16,293,500	6,329,682
	Sinoma International Engineering Co., Class A	254,900	343,716
	Sinoma Science & Technology Co. Ltd., Class A	190,294	449,861
	Sinomine Resource Group Co. Ltd., Class A	67,100	343,032
	Sinopharm Group Co. Ltd., Class H	2,432,000	5,815,598
	Sinosoft Co. Ltd., Class A	37,280	156,017
	Sinotruk Jinan Truck Co. Ltd., Class A	65,600	132,226
*	Skshu Paint Co. Ltd., Class A	16,707	135,992
# Ω	Smoore International Holdings Ltd.	1,053,000	811,503
	Songcheng Performance Development Co. Ltd., Class A	85,200	127,941
	Sonoscape Medical Corp., Class A	15,300	100,881
	SooChow Securities Co. Ltd., Class A	334,850	367,147
	Southwest Securities Co. Ltd., Class A	707,636	396,619
	SPIC Industry-Finance Holdings Co. Ltd., Class A	71,500	40,673
	StarPower Semiconductor Ltd., Class A	4,300	101,220

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	State Grid Information & Communication Co. Ltd., Class A	75,800	$142,987
*	STO Express Co. Ltd., Class A	94,000	122,863
	Sungrow Power Supply Co. Ltd., Class A	46,800	539,307
	Sunny Optical Technology Group Co. Ltd.	837,800	7,019,027
	Sunresin New Materials Co. Ltd., Class A	21,875	162,560
	Sunwoda Electronic Co. Ltd., Class A	101,700	223,991
	Suofeiya Home Collection Co. Ltd., Class A	27,570	67,850
	SUPCON Technology Co. Ltd., Class A	7,794	46,505
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	152,400	390,285
	Suzhou Maxwell Technologies Co. Ltd., Class A	7,461	123,192
	Suzhou TFC Optical Communication Co. Ltd., Class A	16,000	156,444
	Taiji Computer Corp. Ltd., Class A	28,500	111,742
*	Talkweb Information System Co. Ltd., Class A	44,100	102,189
	Tangshan Jidong Cement Co. Ltd., Class A	321,700	314,518
	TangShan Port Group Co. Ltd., Class A	531,500	258,711
	TBEA Co. Ltd., Class A	282,620	540,865
*	TCL Technology Group Corp., Class A	645,098	346,874
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	179,250	452,541
	Tencent Holdings Ltd.	3,804,300	140,792,312
*	Tencent Music Entertainment Group, ADR	730,433	5,302,944
	Thunder Software Technology Co. Ltd., Class A	13,300	127,791
	Tian Di Science & Technology Co. Ltd., Class A	466,820	329,210
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	56,300	204,820
	Tianjin Pharmaceutical Da Re Tang Group Corp. Ltd., Class A	46,100	188,062
*	Tianma Microelectronics Co. Ltd., Class A	161,455	216,310
	Tianshan Aluminum Group Co. Ltd., Class A	424,700	376,153
	Tianshui Huatian Technology Co. Ltd., Class A	233,700	285,416
	Tingyi Cayman Islands Holding Corp.	2,448,000	3,249,260
*	Titan Wind Energy Suzhou Co. Ltd., Class A	142,000	258,984
	TongFu Microelectronics Co. Ltd., Class A	167,000	468,870
*	Tongkun Group Co. Ltd., Class A	157,809	311,715
	Tongling Nonferrous Metals Group Co. Ltd., Class A	1,010,500	429,199
	Tongwei Co. Ltd., Class A	228,800	854,633
*	Topchoice Medical Corp., Class A	13,300	162,965
	TravelSky Technology Ltd., Class H	183,000	289,091
	Trina Solar Co. Ltd., Class A	72,422	295,717
*	Trip.com Group Ltd., ADR	329,607	11,206,638
*	Trip.com Group Ltd.	99,700	3,397,937
	Tsingtao Brewery Co. Ltd., Class H	574,000	4,352,944
*	Unigroup Guoxin Microelectronics Co. Ltd., Class A	37,799	389,702
*	Unisplendour Corp. Ltd., Class A	98,960	265,533
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	110,389	219,251
	Valiant Co. Ltd., Class A	56,000	131,493
	Victory Giant Technology Huizhou Co. Ltd., Class A	61,300	170,584
*	Vipshop Holdings Ltd., ADR	534,579	7,623,097
	Walvax Biotechnology Co. Ltd., Class A	54,200	172,541
	Wangsu Science & Technology Co. Ltd., Class A	165,500	158,726
	Wanhua Chemical Group Co. Ltd., Class A	185,000	2,244,062
	Want Want China Holdings Ltd.	6,370,000	3,958,060
	Wanxiang Qianchao Co. Ltd., Class A	217,200	153,562
	Weichai Power Co. Ltd., Class H	2,380,800	3,563,631
	Weihai Guangwei Composites Co. Ltd., Class A	71,426	250,151
	Wens Foodstuffs Group Co. Ltd., Class A	344,480	884,700
	Western Securities Co. Ltd., Class A	238,600	217,181
	Western Superconducting Technologies Co. Ltd., Class A	29,292	183,664
	Wharf Holdings Ltd.	923,000	2,342,063
	Will Semiconductor Co. Ltd. Shanghai, Class A	27,921	421,255
*	Wingtech Technology Co. Ltd., Class A	85,948	585,023
	Winner Medical Co. Ltd., Class A	39,997	219,661

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Wolong Electric Group Co. Ltd., Class A	143,200	$219,872
	Wuchan Zhongda Group Co. Ltd., Class A	615,250	384,403
	Wuhan DR Laser Technology Corp. Ltd., Class A	11,416	102,831
	Wuhan Guide Infrared Co. Ltd., Class A	138,893	150,457
	Wuhan Jingce Electronic Group Co. Ltd., Class A	9,800	115,341
	Wuhu Token Science Co. Ltd., Class A	57,430	50,724
	Wuliangye Yibin Co. Ltd., Class A	174,006	3,709,187
	WUS Printed Circuit Kunshan Co. Ltd., Class A	159,200	426,299
# Ω	WuXi AppTec Co. Ltd., Class H	189,760	2,280,259
	Wuxi Autowell Technology Co. Ltd., Class A	10,020	187,188
* Ω	Wuxi Biologics Cayman, Inc.	1,311,500	8,154,564
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	62,000	237,698
	XCMG Construction Machinery Co. Ltd., Class A	472,203	369,820
	Xiamen C & D, Inc., Class A	197,100	263,368
	Xiamen Faratronic Co. Ltd., Class A	12,100	165,111
	Xiamen ITG Group Corp. Ltd., Class A	163,430	153,503
	Xiamen Tungsten Co. Ltd., Class A	157,480	364,961
	Xiamen Xiangyu Co. Ltd., Class A	213,900	187,498
	Xi’an Triangle Defense Co. Ltd., Class A	14,584	57,236
	Xiangcai Co. Ltd., Class A	98,400	109,500
* Ω	Xiaomi Corp., Class B	10,152,800	18,204,201
*	Xinfengming Group Co. Ltd., Class A	153,500	264,332
	Xinjiang Tianshan Cement Co. Ltd., Class A	90,800	88,478
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	191,600	175,379
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	244,900	137,303
	Xinyi Solar Holdings Ltd.	7,595,103	4,469,786
*	XPeng, Inc., Class A	622,400	4,522,841
	Xuji Electric Co. Ltd., Class A	90,600	212,892
Ω	Yadea Group Holdings Ltd.	1,260,000	2,299,951
	Yangling Metron New Material, Inc., Class A	56,940	310,553
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	52,200	271,025
	Yankuang Energy Group Co. Ltd., Class H	3,571,000	6,201,961
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	8,400	31,645
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	97,155	379,877
	Yealink Network Technology Corp. Ltd., Class A	63,476	289,585
*	Yifan Pharmaceutical Co. Ltd., Class A	92,800	175,260
	Yifeng Pharmacy Chain Co. Ltd., Class A	55,167	247,122
	Yintai Gold Co. Ltd., Class A	195,817	362,276
	YongXing Special Materials Technology Co. Ltd., Class A	44,870	306,875
	Yonyou Network Technology Co. Ltd., Class A	83,500	187,020
	Youngor Group Co. Ltd., Class A	340,604	314,312
	YTO Express Group Co. Ltd., Class A	347,700	645,670
*	Yuan Longping High-tech Agriculture Co. Ltd., Class A	80,100	180,512
	Yum China Holdings, Inc.	281,932	14,811,744
	Yunda Holding Co. Ltd., Class A	358,790	447,190
	Yunnan Aluminium Co. Ltd., Class A	373,200	709,416
	Yunnan Baiyao Group Co. Ltd., Class A	54,740	380,344
	Yunnan Copper Co. Ltd., Class A	308,200	464,698
	Yunnan Energy New Material Co. Ltd., Class A	36,162	331,909
	Yunnan Tin Co. Ltd., Class A	202,000	390,193
	Zangge Mining Co. Ltd., Class A	103,900	317,968
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	25,050	857,226
	Zhefu Holding Group Co. Ltd., Class A	607,423	307,171
*	Zhejiang Century Huatong Group Co. Ltd., Class A	458,400	367,641
	Zhejiang Cfmoto Power Co. Ltd., Class A	5,600	76,182
	Zhejiang China Commodities City Group Co. Ltd., Class A	325,179	345,974
	Zhejiang Chint Electrics Co. Ltd., Class A	144,821	457,601
	Zhejiang Dahua Technology Co. Ltd., Class A	109,713	306,239
	Zhejiang Dingli Machinery Co. Ltd., Class A	28,370	211,271

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zhejiang Hailiang Co. Ltd., Class A	143,800	$212,169
	Zhejiang HangKe Technology, Inc. Co., Class A	6,731	22,610
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	200,640	443,629
	Zhejiang Huayou Cobalt Co. Ltd., Class A	72,211	363,425
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	54,000	321,119
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	65,300	41,246
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	80,500	223,436
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	71,600	290,967
	Zhejiang Juhua Co. Ltd., Class A	174,900	362,089
	Zhejiang NHU Co. Ltd., Class A	300,188	663,734
	Zhejiang Semir Garment Co. Ltd., Class A	245,100	204,485
	Zhejiang Supor Co. Ltd., Class A	38,403	263,327
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	187,803	460,640
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	62,534	140,949
	Zheshang Securities Co. Ltd., Class A	270,063	371,932
	Zhongji Innolight Co. Ltd., Class A	20,527	247,285
	Zhongjin Gold Corp. Ltd., Class A	428,700	637,320
	Zhongsheng Group Holdings Ltd.	1,386,000	3,200,683
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	542,300	1,750,201
	Zhuzhou Kibing Group Co. Ltd., Class A	272,501	297,261
	Zijin Mining Group Co. Ltd., Class H	5,099,000	7,887,698
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,785,800	928,403
	ZTE Corp., Class H	535,885	1,190,874
	ZTO Express Cayman, Inc., ADR	260,448	6,138,759
	ZTO Express Cayman, Inc.	10,600	248,279

TOTAL CHINA			1,132,191,971

COLOMBIA — (0.1%)
	BAC Holding International Corp.	1,290,635	65,222
	Banco de Bogota SA	3,890	23,533
	Bancolombia SA, Sponsored ADR	62,399	1,583,687
	Bancolombia SA	109,898	783,651
	Ecopetrol SA	1,352,199	796,010
	Grupo Argos SA	220,329	477,486
	Grupo Energia Bogota SA ESP	372,477	150,674
	Grupo Nutresa SA	1,014	12,012
	Interconexion Electrica SA ESP	157,003	553,096

TOTAL COLOMBIA			4,445,371

CZECH REPUBLIC — (0.2%)
	CEZ AS	106,811	4,572,212
	Komercni Banka AS.	71,546	2,096,909
Ω	Moneta Money Bank AS	450,001	1,739,782
	Philip Morris CR AS	45	30,982

TOTAL CZECH REPUBLIC			8,439,885

EGYPT — (0.0%)
	Commercial International Bank Egypt SAE, GDR	1,466,327	1,668,825

GREECE — (0.5%)
*	Alpha Services & Holdings SA	2,202,659	3,297,232
*	Eurobank Ergasias Services & Holdings SA, Class A	1,471,096	2,404,542
* ††	FF Group	12,618	0
	Hellenic Telecommunications Organization SA	136,397	1,911,793
	Helleniq Energy Holdings SA	91,718	673,412
	JUMBO SA	96,587	2,541,258
	Motor Oil Hellas Corinth Refineries SA	102,332	2,437,301
	Mytilineos SA	67,692	2,507,610

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
GREECE — (Continued)
*	National Bank of Greece SA	286,179	$1,639,047
	OPAP SA	113,020	1,914,365
*	Piraeus Financial Holdings SA	506,375	1,500,969
*	Public Power Corp. SA	82,491	841,990
	Terna Energy SA	39,019	585,512

TOTAL GREECE			22,255,031

HONG KONG — (0.0%)
* ††	China Common Rich Renewable Energy Investments Ltd.	5,416,000	0

HUNGARY — (0.3%)
	MOL Hungarian Oil & Gas PLC	832,401	6,626,015
	OTP Bank Nyrt	113,855	4,237,683
	Richter Gedeon Nyrt	95,766	2,245,987

TOTAL HUNGARY			13,109,685

INDIA — (16.9%)
	3M India Ltd.	310	111,111
	Aarti Industries Ltd.	93,252	508,536
*	Aarti Pharmalabs Ltd.	45,595	211,280
	ABB India Ltd.	22,884	1,129,668
	ACC Ltd.	72,319	1,639,078
*	Adani Energy Solutions Ltd.	70,670	651,387
	Adani Enterprises Ltd.	47,602	1,313,944
*	Adani Green Energy Ltd.	67,313	733,630
	Adani Ports & Special Economic Zone Ltd.	377,815	3,563,106
*	Adani Power Ltd.	716,345	3,138,580
	Adani Total Gas Ltd.	76,045	514,358
*	Aditya Birla Capital Ltd.	775,396	1,605,021
	AIA Engineering Ltd.	13,588	575,325
	Alkem Laboratories Ltd.	17,972	803,340
	Ambuja Cements Ltd.	409,686	2,087,883
	APL Apollo Tubes Ltd.	124,718	2,350,589
	Apollo Hospitals Enterprise Ltd.	68,554	3,987,687
	Ashok Leyland Ltd.	1,758,099	3,545,688
	Asian Paints Ltd.	220,693	7,958,389
	Astral Ltd.	135,420	3,013,993
Ω	AU Small Finance Bank Ltd.	165,427	1,330,882
	Aurobindo Pharma Ltd.	292,903	2,986,758
* Ω	Avenue Supermarts Ltd.	53,575	2,338,587
	Axis Bank Ltd.	1,479,255	17,430,034
	Bajaj Auto Ltd.	56,952	3,637,082
	Bajaj Finance Ltd.	139,763	12,585,919
	Bajaj Finserv Ltd.	159,010	2,996,331
	Bajaj Holdings & Investment Ltd.	35,975	2,985,868
	Balkrishna Industries Ltd.	110,491	3,389,753
Ω	Bandhan Bank Ltd.	623,151	1,604,224
	Bank of Baroda	970,898	2,286,964
	Bank of India	261,403	300,466
	Berger Paints India Ltd.	254,104	1,704,199
	Bharat Electronics Ltd.	4,884,542	7,840,168
	Bharat Forge Ltd.	273,929	3,368,885
	Bharat Heavy Electricals Ltd.	741,462	1,076,124
	Bharat Petroleum Corp. Ltd.	386,563	1,623,083
	Bharti Airtel Ltd.	1,469,776	16,135,794
	Biocon Ltd.	51,310	135,560
	Bosch Ltd.	4,746	1,111,958
	Britannia Industries Ltd.	54,714	2,911,547

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Canara Bank	404,587	$1,865,064
	CG Power & Industrial Solutions Ltd.	580,808	2,713,703
	Cholamandalam Investment & Finance Co. Ltd.	318,003	4,359,116
	Cipla Ltd.	490,971	7,095,689
	Coal India Ltd.	649,232	2,448,728
	Colgate-Palmolive India Ltd.	122,914	3,119,512
	Container Corp. of India Ltd.	293,158	2,424,336
	Coromandel International Ltd.	60,562	758,682
	Cummins India Ltd.	81,546	1,646,890
	Dabur India Ltd.	338,762	2,151,619
	Dalmia Bharat Ltd.	53,653	1,356,803
	Deepak Nitrite Ltd.	86,786	2,073,143
	Divi’s Laboratories Ltd.	77,321	3,152,870
	DLF Ltd.	478,113	3,233,177
	Dr Reddy’s Laboratories Ltd., ADR	102,286	6,661,887
	Dr Reddy’s Laboratories Ltd.	33,811	2,180,873
	Eicher Motors Ltd.	83,146	3,291,201
	Escorts Kubota Ltd.	9,138	344,719
	Federal Bank Ltd.	291,748	492,907
*	FSN E-Commerce Ventures Ltd.	44,049	73,764
	GAIL India Ltd.	2,185,978	3,147,864
	GAIL India Ltd., GDR	137,335	1,200,601
	GlaxoSmithKline Pharmaceuticals Ltd.	24,111	412,356
*	GMR Airports Infrastructure Ltd.	761,651	499,753
*	Godrej Consumer Products Ltd.	200,135	2,387,139
*	Godrej Properties Ltd.	98,262	1,962,276
	Grasim Industries Ltd.	235,894	5,352,223
	Gujarat Fluorochemicals Ltd.	15,556	517,936
	Gujarat Gas Ltd.	39,922	196,678
	Havells India Ltd.	123,761	1,857,134
	HCL Technologies Ltd.	630,703	9,670,198
Ω	HDFC Asset Management Co. Ltd.	65,319	2,150,255
	HDFC Bank Ltd.	1,841,080	32,635,910
Ω	HDFC Life Insurance Co. Ltd.	302,310	2,255,021
	Hero MotoCorp Ltd.	161,029	5,982,750
	Hindalco Industries Ltd.	1,519,706	8,398,439
	Hindustan Aeronautics Ltd.	147,012	3,220,762
*	Hindustan Petroleum Corp. Ltd.	547,972	1,630,924
	Hindustan Unilever Ltd.	440,646	13,150,373
	Honeywell Automation India Ltd.	641	276,914
	ICICI Bank Ltd., Sponsored ADR	649,989	14,423,245
	ICICI Bank Ltd.	1,390,129	15,309,796
Ω	ICICI Lombard General Insurance Co. Ltd.	167,253	2,771,162
Ω	ICICI Prudential Life Insurance Co. Ltd.	181,663	1,150,939
*	IDFC First Bank Ltd.	3,319,317	3,302,566
	Indian Bank	148,926	749,756
	Indian Hotels Co. Ltd.	537,609	2,479,327
	Indian Oil Corp. Ltd.	1,227,595	1,326,834
*	Indian Overseas Bank	329,626	156,113
	Indian Railway Catering & Tourism Corp. Ltd.	293,699	2,348,935
Ω	Indian Railway Finance Corp. Ltd.	1,324,087	1,155,447
	Indraprastha Gas Ltd.	248,390	1,141,145
*	Indus Towers Ltd.	1,229,664	2,552,012
	IndusInd Bank Ltd.	321,664	5,571,194
	Info Edge India Ltd.	58,077	2,861,123
	Infosys Ltd., Sponsored ADR	429,715	7,055,920
	Infosys Ltd.	1,779,532	29,305,332
* Ω	InterGlobe Aviation Ltd.	44,987	1,330,284
	ITC Ltd.	1,903,270	9,798,305

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Jindal Steel & Power Ltd.	650,292	$4,951,430
*	Jio Financial Services Ltd.	1,374,995	3,602,686
	JSW Energy Ltd.	465,178	2,152,198
	JSW Steel Ltd.	780,793	6,901,480
	Jubilant Foodworks Ltd.	480,298	2,881,055
	Kansai Nerolac Paints Ltd.	136,203	515,323
	Kotak Mahindra Bank Ltd.	438,632	9,151,592
	KPIT Technologies Ltd.	11,527	169,666
	L&T Finance Holdings Ltd.	132,741	211,759
Ω	L&T Technology Services Ltd.	25,917	1,302,658
	Larsen & Toubro Ltd.	312,497	10,974,332
	Linde India Ltd.	5,792	416,237
Ω	LTIMindtree Ltd.	54,077	3,291,764
	Lupin Ltd.	226,834	3,066,749
	Mahindra & Mahindra Financial Services Ltd.	463,694	1,369,445
	Mahindra & Mahindra Ltd.	967,659	17,021,272
	Marico Ltd.	535,354	3,440,409
	Maruti Suzuki India Ltd.	41,842	5,223,931
*	Max Financial Services Ltd.	54,912	601,365
	Max Healthcare Institute Ltd.	462,071	3,181,058
	Motherson Sumi Wiring India Ltd.	1,855,705	1,337,988
	Mphasis Ltd.	110,209	2,811,811
	MRF Ltd.	2,139	2,788,264
	Muthoot Finance Ltd.	242,710	3,811,251
	Nestle India Ltd.	20,232	5,895,663
	NHPC Ltd.	1,368,368	830,930
	NMDC Ltd.	1,435,468	2,659,459
* ††	NMDC Steel Ltd.	1,251,805	604,812
	NTPC Ltd.	1,678,002	4,763,108
	Oberoi Realty Ltd.	101,713	1,387,962
	Oil & Natural Gas Corp. Ltd.	1,039,190	2,322,779
	One 97 Communications Ltd.	115,063	1,267,602
	Oracle Financial Services Software Ltd.	32,810	1,526,649
	Page Industries Ltd.	7,482	3,389,430
	Patanjali Foods Ltd.	1,453	23,965
	Persistent Systems Ltd.	53,578	3,961,929
	Petronet LNG Ltd.	1,564,099	3,737,812
	Phoenix Mills Ltd.	1,031	22,552
	PI Industries Ltd.	68,216	2,779,295
	Pidilite Industries Ltd.	83,120	2,456,114
*	Piramal Pharma Ltd.	467,098	583,384
	Polycab India Ltd.	38,883	2,295,408
	Poonawalla Fincorp Ltd.	66,198	280,516
	Power Finance Corp. Ltd.	1,781,182	5,282,445
	Power Grid Corp. of India Ltd.	1,905,294	4,616,009
	Procter & Gamble Hygiene & Health Care Ltd.	10,172	2,138,399
	Punjab National Bank	1,858,882	1,628,230
	REC Ltd.	1,954,705	6,761,140
	Reliance Industries Ltd.	1,374,995	37,827,485
	Samvardhana Motherson International Ltd.	3,661,067	4,043,381
	SBI Cards & Payment Services Ltd.	189,655	1,707,310
Ω	SBI Life Insurance Co. Ltd.	140,554	2,312,036
	Schaeffler India Ltd.	25,819	873,856
	Shree Cement Ltd.	5,296	1,637,317
	Shriram Finance Ltd.	254,074	5,750,298
	Siemens Ltd.	25,712	1,031,847
	Solar Industries India Ltd.	20,366	1,339,118
	SRF Ltd.	163,573	4,298,865
	State Bank of India	981,059	6,671,087

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	State Bank of India, GDR	3,115	$210,885
	Steel Authority of India Ltd.	1,548,994	1,561,669
	Sun Pharmaceutical Industries Ltd.	438,723	5,716,964
	Sundaram Finance Holdings Ltd.	40,687	60,980
	Sundaram Finance Ltd.	12,787	489,875
	Supreme Industries Ltd.	43,336	2,253,722
*	Suzlon Energy Ltd.	5,849,480	2,159,756
Ω	Syngene International Ltd.	22,323	182,332
	Tata Chemicals Ltd.	90,622	1,043,145
	Tata Communications Ltd.	108,655	2,166,645
	Tata Consultancy Services Ltd.	551,248	22,336,702
	Tata Consumer Products Ltd.	353,884	3,827,152
	Tata Elxsi Ltd.	32,921	3,024,645
	Tata Motors Ltd.	1,173,573	8,875,996
	Tata Power Co. Ltd.	816,496	2,349,151
	Tata Steel Ltd.	11,675,250	16,681,472
	Tech Mahindra Ltd.	623,287	8,493,107
	Thermax Ltd.	2,880	97,788
	Titan Co. Ltd.	188,444	7,233,995
	Torrent Pharmaceuticals Ltd.	137,581	3,191,228
	Torrent Power Ltd.	1,947	17,007
	Trent Ltd.	137,527	3,568,557
	Tube Investments of India Ltd.	94,287	3,571,728
	TVS Motor Co. Ltd.	167,179	3,197,096
	UltraTech Cement Ltd.	56,447	5,724,700
	Union Bank of India Ltd.	1,384,575	1,684,624
	United Breweries Ltd.	45,973	893,215
*	United Spirits Ltd.	236,027	2,922,207
	UNO Minda Ltd.	106,245	749,441
	UPL Ltd.	1,025,813	6,661,788
	Varun Beverages Ltd.	313,667	3,447,733
	Vedanta Ltd.	1,321,724	3,439,558
*	Vodafone Idea Ltd.	4,069,487	579,341
	Voltas Ltd.	106,939	1,074,194
	Wipro Ltd.	1,126,310	5,185,474
*	Yes Bank Ltd.	8,582,206	1,649,985
*	Zomato Ltd.	3,519,490	4,436,712
	Zydus Lifesciences Ltd.	252,848	1,749,423

TOTAL INDIA			744,756,310

INDONESIA — (2.0%)
	Adaro Energy Indonesia Tbk. PT	27,812,400	4,487,507
	Aneka Tambang Tbk. PT	8,145,300	872,715
	Astra International Tbk. PT	19,692,910	7,163,878
	Bank Central Asia Tbk. PT	28,212,600	15,542,902
*	Bank Jago Tbk. PT	1,256,300	124,735
	Bank Mandiri Persero Tbk. PT	22,586,068	8,068,919
	Bank Negara Indonesia Persero Tbk. PT	11,805,444	3,562,725
	Bank Rakyat Indonesia Persero Tbk. PT	31,428,776	9,827,272
	Bank Syariah Indonesia Tbk. PT	10,831,923	1,023,447
	Barito Pacific Tbk. PT	12,994,656	920,849
	Bukit Asam Tbk. PT	6,632,200	1,035,273
*	Bumi Resources Tbk. PT	83,621,200	595,014
*	Capital Financial Indonesia Tbk. PT	5,193,000	181,281
*	Charoen Pokphand Indonesia Tbk. PT	4,731,200	1,727,780
	Dayamitra Telekomunikasi PT	2,347,400	91,575
	Elang Mahkota Teknologi Tbk. PT	4,000,100	126,030
*	GoTo Gojek Tokopedia Tbk. PT	10,149,900	38,400
	Gudang Garam Tbk. PT	458,300	671,729

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Indah Kiat Pulp & Paper Tbk. PT	3,417,500	$2,065,545
	Indo Tambangraya Megah Tbk. PT	632,000	1,055,591
	Indocement Tunggal Prakarsa Tbk. PT	1,423,200	831,382
	Indofood CBP Sukses Makmur Tbk. PT	1,193,300	777,760
	Indofood Sukses Makmur Tbk. PT	5,697,800	2,385,404
	Indosat Tbk. PT	1,204,300	716,750
	Kalbe Farma Tbk. PT	11,571,700	1,230,703
	Mayora Indah Tbk. PT	3,692,025	662,826
	Medco Energi Internasional Tbk. PT	7,030,800	565,242
*	Merdeka Copper Gold Tbk. PT	5,723,395	802,739
	Mitra Keluarga Karyasehat Tbk. PT	4,953,600	854,158
*	MNC Digital Entertainment Tbk. PT	387,300	73,441
	Perusahaan Gas Negara Tbk. PT	2,712,100	214,428
	Sarana Menara Nusantara Tbk. PT	23,708,700	1,329,684
	Semen Indonesia Persero Tbk. PT	4,306,129	1,654,642
	Sinar Mas Agro Resources & Technology Tbk. PT	944,300	254,401
	Sumber Alfaria Trijaya Tbk. PT	10,728,700	1,952,588
	Telkom Indonesia Persero Tbk. PT	22,978,700	5,037,292
	Tower Bersama Infrastructure Tbk. PT	5,424,400	706,715
	Transcoal Pacific Tbk. PT	973,200	534,284
	Unilever Indonesia Tbk. PT	4,594,500	1,047,585
	United Tractors Tbk. PT	2,925,996	4,630,412
	Vale Indonesia Tbk. PT	2,721,600	848,186
	XL Axiata Tbk. PT	3,617,939	517,169

TOTAL INDONESIA			86,810,958

KUWAIT — (0.4%)
*	Agility Public Warehousing Co. KSC	964,285	1,639,082
	Al Ahli Bank of Kuwait KSCP	47,078	32,557
	Boubyan Bank KSCP	533,805	1,010,857
	Burgan Bank SAK	347,135	182,850
	Gulf Bank KSCP	1,367,669	1,047,463
	Kuwait Finance House KSCP	2,989,291	6,607,449
	Kuwait Telecommunications Co.	264,640	453,253
	Mabanee Co. KPSC	308,354	822,078
	Mobile Telecommunications Co. KSCP	880,533	1,368,675
	National Bank of Kuwait SAKP	1,836,165	5,203,803
	National Industries Group Holding SAK	55,839	32,119
	Warba Bank KSCP	553,754	307,790

TOTAL KUWAIT			18,707,976

MALAYSIA — (1.6%)
	Alliance Bank Malaysia Bhd.	754,000	542,995
#	AMMB Holdings Bhd.	2,141,259	1,717,809
	Axiata Group Bhd.	2,927,932	1,339,646
	Bank Islam Malaysia Bhd.	152,155	68,690
	Batu Kawan Bhd.	124,700	536,215
	Bursa Malaysia Bhd.	349,100	497,545
#	Carlsberg Brewery Malaysia Bhd., Class B	149,300	623,466
	CELCOMDIGI Bhd.	1,985,320	1,762,885
	CIMB Group Holdings Bhd.	3,067,470	3,675,126
	D&O Green Technologies Bhd.	354,500	243,993
#	Dialog Group Bhd.	2,206,018	995,335
	FGV Holdings Bhd.	168,700	46,355
#	Fraser & Neave Holdings Bhd.	137,200	751,584
#	Gamuda Bhd.	2,136,513	2,081,508
	Genting Bhd.	1,808,100	1,529,984
#	Genting Malaysia Bhd.	2,150,900	1,092,995

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
	Genting Plantations Bhd.	150,600	$171,281
# *	Greatech Technology Bhd.	187,500	182,119
#	HAP Seng Consolidated Bhd.	696,400	717,842
	Hartalega Holdings Bhd.	1,492,400	648,415
#	Heineken Malaysia Bhd.	143,700	719,172
#	Hong Leong Bank Bhd.	259,166	1,055,271
#	Hong Leong Financial Group Bhd.	243,883	898,601
#	IHH Healthcare Bhd.	712,300	896,639
	IJM Corp. Bhd.	2,122,200	846,716
#	Inari Amertron Bhd.	2,740,900	1,643,327
#	IOI Corp. Bhd.	1,534,905	1,266,435
	IOI Properties Group Bhd.	1,450,429	563,251
	Kuala Lumpur Kepong Bhd.	392,146	1,810,205
	Malayan Banking Bhd.	2,464,719	4,667,084
#	Malaysia Airports Holdings Bhd.	657,450	1,020,039
	Malaysian Pacific Industries Bhd.	69,400	375,134
	Maxis Bhd.	1,355,100	1,126,750
	MISC Bhd.	629,598	958,485
# Ω	MR DIY Group M Bhd.	1,331,750	413,753
	My EG Services Bhd.	5,511,168	902,610
#	Nestle Malaysia Bhd.	43,200	1,122,686
#	Petronas Chemicals Group Bhd.	1,465,800	2,260,271
	Petronas Dagangan Bhd.	172,900	829,437
	Petronas Gas Bhd.	360,800	1,302,665
*	PMB Technology Bhd.	8,800	5,637
	PPB Group Bhd.	495,880	1,580,047
#	Press Metal Aluminium Holdings Bhd.	1,958,700	2,024,661
	Public Bank Bhd.	8,022,870	7,007,188
	QL Resources Bhd.	818,185	949,587
	RHB Bank Bhd.	1,699,417	1,990,531
	Scientex Bhd.	290,600	222,522
	Sime Darby Bhd.	3,545,261	1,703,914
#	Sime Darby Plantation Bhd.	1,349,221	1,229,990
#	Sunway Bhd.	1,590,282	617,458
	Telekom Malaysia Bhd.	517,329	550,710
#	Tenaga Nasional Bhd.	985,950	2,048,868
	TIME dotCom Bhd.	1,129,700	1,262,643
*	Top Glove Corp. Bhd.	5,149,500	783,852
#	United Plantations Bhd.	145,900	517,137
#	ViTrox Corp. Bhd.	269,200	388,405
	Westports Holdings Bhd.	629,300	443,660
#	Yinson Holdings Bhd.	1,595,740	820,621
	YTL Corp. Bhd.	3,170,712	972,631
#	YTL Power International Bhd.	1,223,900	542,413

TOTAL MALAYSIA.			69,566,794

MEXICO — (2.4%)
	Alfa SAB de CV, Class A	3,153,021	1,958,724
	America Movil SAB de CV, Class B	16,845,136	13,930,943
	Arca Continental SAB de CV	296,905	2,664,224
#	Becle SAB de CV	386,428	683,735
*	Cemex SAB de CV	11,931,285	7,140,638
*	Cemex SAB de CV, Sponsored ADR	66,225	395,363
	Coca-Cola Femsa SAB de CV	384,690	2,924,489
*	Controladora AXTEL SAB de CV	3,493,876	44,572
	El Puerto de Liverpool SAB de CV, Class C1	195,263	994,131
	Fomento Economico Mexicano SAB de CV	808,793	9,144,399
	Gruma SAB de CV, Class B	230,560	4,015,777
	Grupo Aeroportuario del Pacifico SAB de CV, ADR	13,894	1,617,678

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo Aeroportuario del Pacifico SAB de CV, Class B	239,840	$2,800,151
	Grupo Aeroportuario del Sureste SAB de CV, ADR	16,899	3,653,733
	Grupo Aeroportuario del Sureste SAB de CV, Class B	2,990	64,679
	Grupo Bimbo SAB de CV, Class A	745,854	3,027,433
	Grupo Carso SAB de CV	732,512	4,695,163
	Grupo Comercial Chedraui SA de CV	258,877	1,507,974
#	Grupo Elektra SAB de CV	30,365	1,938,550
	Grupo Financiero Banorte SAB de CV, Class O	1,486,046	12,038,217
*	Grupo Financiero Inbursa SAB de CV, Class O	1,905,344	3,932,434
	Grupo Mexico SAB de CV, Class B	2,030,191	8,430,884
# *	Industrias Penoles SAB de CV	178,764	1,977,916
	Kimberly-Clark de Mexico SAB de CV, Class A	1,754,900	3,216,035
	Orbia Advance Corp. SAB de CV	2,004,707	3,253,521
*	Organizacion Soriana SAB de CV, Class B	310,641	536,200
*	Sitios Latinoamerica SAB de CV	738,062	257,906
	Wal-Mart de Mexico SAB de CV	2,505,757	8,978,418

TOTAL MEXICO			105,823,887

PERU — (0.1%)
	Cementos Pacasmayo SAA, ADR	16,712	83,562
	Cia de Minas Buenaventura SAA, ADR	53,274	431,519
	Credicorp Ltd.	32,087	4,009,592

TOTAL PERU			4,524,673

PHILIPPINES — (0.7%)
	Aboitiz Equity Ventures, Inc.	786,220	634,740
	Aboitiz Power Corp.	1,003,100	636,096
	ACEN Corp.	4,622,179	432,563
	Alliance Global Group, Inc.	130,000	24,283
	Ayala Corp.	131,802	1,409,195
	Ayala Land, Inc.	2,952,618	1,452,839
	Bank of the Philippine Islands	1,531,782	2,715,792
	BDO Unibank, Inc.	1,864,754	4,197,511
*	Bloomberry Resorts Corp.	648,400	104,037
	DMCI Holdings, Inc.	2,464,500	398,498
	Emperador, Inc.	1,154,200	423,051
* ††	Fwbc Holdings, Inc.	2,006,957	0
	Globe Telecom, Inc.	32,897	1,021,219
	International Container Terminal Services, Inc.	610,640	2,163,512
	JG Summit Holdings, Inc.	2,332,219	1,512,769
	Jollibee Foods Corp.	316,390	1,143,685
	Manila Electric Co.	109,980	688,462
	Metropolitan Bank & Trust Co.	2,790,068	2,572,718
Ω	Monde Nissin Corp.	1,131,100	163,615
	PLDT, Inc.	68,405	1,461,682
	San Miguel Corp.	1,213,110	2,247,009
	San Miguel Food & Beverage, Inc.	85,800	77,041
	Semirara Mining & Power Corp.	563,300	288,238
	SM Investments Corp.	102,383	1,447,008
	SM Prime Holdings, Inc.	4,187,410	2,215,474
	Union Bank of the Philippines	132,857	139,349
	Universal Robina Corp.	573,030	1,104,706

TOTAL PHILIPPINES			30,675,092

POLAND — (1.1%)
*	Alior Bank SA	25,188	396,528
* Ω	Allegro.eu SA	152,856	1,096,479
	Asseco Poland SA	31,686	580,164

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
#	Bank Handlowy w Warszawie SA	27,699	$567,542
*	Bank Millennium SA	323,762	563,338
	Bank Polska Kasa Opieki SA	160,266	4,870,031
	Budimex SA	12,588	1,409,144
	CD Projekt SA	53,315	1,331,099
*	Cyfrowy Polsat SA	282,531	880,916
* Ω	Dino Polska SA	30,321	2,873,076
*	ING Bank Slaski SA	23,288	1,209,374
	Inter Cars SA	4,323	585,406
	KGHM Polska Miedz SA	117,906	3,146,355
	KRUK SA	19,404	2,146,559
	LPP SA	671	2,161,600
*	mBank SA	12,608	1,558,643
	Orange Polska SA	653,211	1,211,637
	ORLEN SA	537,177	8,494,870
*	Pepco Group NV	112,921	457,682
*	PGE Polska Grupa Energetyczna SA	880,690	1,529,509
*	Powszechna Kasa Oszczednosci Bank Polski SA	380,602	3,942,566
	Powszechny Zaklad Ubezpieczen SA	327,857	3,709,989
*	Santander Bank Polska SA	16,706	1,814,433
*	Tauron Polska Energia SA	165,670	145,701

TOTAL POLAND			46,682,641

QATAR — (0.8%)
	Barwa Real Estate Co.	242,593	168,806
	Commercial Bank PSQC	1,961,650	2,763,149
	Industries Qatar QSC	491,115	1,649,825
	Masraf Al Rayan QSC	5,313,337	3,066,067
	Mesaieed Petrochemical Holding Co.	3,448,812	1,508,614
	Ooredoo QPSC	1,362,199	3,698,650
	Qatar Electricity & Water Co. QSC	382,308	1,737,030
	Qatar Fuel QSC	385,631	1,573,831
	Qatar Gas Transport Co. Ltd.	3,100,809	2,998,108
	Qatar International Islamic Bank QSC	796,197	2,024,266
	Qatar Islamic Bank SAQ	727,340	3,478,966
	Qatar National Bank QPSC	3,144,150	12,865,365
	Qatar Navigation QSC	79,171	196,290

TOTAL QATAR			37,728,967

RUSSIA — (0.0%)
* ††	Gazprom PJSC, Sponsored ADR	1,293,312	0
* ††	Lukoil PJSC, Sponsored ADR	128,002	0
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	172,148	0
* ††	MMC Norilsk Nickel PJSC, ADR	205,087	0
* ††	Mobile TeleSystems PJSC, ADR	294,338	0
* ††	Novatek PJSC, GDR	15,415	0
* ††	Novolipetsk Steel PJSC, GDR	60,064	0
* ††	PhosAgro PJSC	582	0
* ††	PhosAgro PJSC, GDR	90,265	0
* ††	Polyus PJSC, GDR	20,177	0
* ††	Rosneft Oil Co. PJSC, GDR	275,526	0
* ††	Rostelecom PJSC, Sponsored ADR	88,099	0
* ††	RusHydro PJSC, ADR	808,023	0
* ††	Sberbank of Russia PJSC, Sponsored ADR	948,237	0
* ††	Severstal PAO, GDR	67,875	0
* ††	Tatneft PJSC, Sponsored ADR	122,269	0
* ††	VTB Bank PJSC, GDR	1,705,908	0

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (4.0%)
	Abdullah Al Othaim Markets Co.	358,570	$1,245,885
	ACWA Power Co.	33,160	2,007,585
	Advanced Petrochemical Co.	82,934	825,700
	Al Rajhi Bank	1,034,714	18,521,965
	Alinma Bank	792,555	6,955,958
	Almarai Co. JSC	141,581	2,109,622
	Arab National Bank	674,523	4,275,121
	Arabian Internet & Communications Services Co.	22,309	1,862,076
	Bank AlBilad	456,377	4,530,936
*	Bank Al-Jazira	473,561	2,066,433
	Banque Saudi Fransi	491,263	4,696,898
	Bupa Arabia for Cooperative Insurance Co.	68,848	3,909,223
	Co. for Cooperative Insurance	56,666	1,824,994
*	Dar Al Arkan Real Estate Development Co.	616,669	2,483,417
	Dr Sulaiman Al Habib Medical Services Group Co.	43,103	2,895,165
	Etihad Etisalat Co.	825,705	10,149,929
	Jarir Marketing Co.	724,740	2,797,146
	Mobile Telecommunications Co. Saudi Arabia	664,405	2,446,008
	Mouwasat Medical Services Co.	105,608	2,817,140
	Nahdi Medical Co.	22,012	832,278
*	Rabigh Refining & Petrochemical Co.	487,229	1,310,148
	Riyad Bank	1,187,499	8,409,042
	SABIC Agri-Nutrients Co.	150,784	5,383,449
	Sahara International Petrochemical Co.	551,325	4,748,790
*	Saudi Arabian Mining Co.	724,060	6,937,360
Ω	Saudi Arabian Oil Co.	1,399,216	12,431,128
	Saudi Awwal Bank	774,741	6,917,745
	Saudi Basic Industries Corp.	417,359	8,576,413
	Saudi Electricity Co.	366,509	1,740,090
	Saudi Industrial Investment Group	401,230	2,566,371
	Saudi Investment Bank	428,901	1,681,227
*	Saudi Kayan Petrochemical Co.	972,107	2,743,428
	Saudi National Bank	1,275,520	11,413,538
*	Saudi Research & Media Group	42,250	1,587,479
	Saudi Tadawul Group Holding Co.	23,963	1,062,932
	Saudi Telecom Co.	1,236,802	12,669,933
	Savola Group	350,454	3,401,316
	Yanbu National Petrochemical Co.	267,708	2,705,743

TOTAL SAUDI ARABIA			175,539,611

SOUTH AFRICA — (2.8%)
	Absa Group Ltd.	599,222	5,467,681
	Anglo American Platinum Ltd.	30,706	1,025,936
	Aspen Pharmacare Holdings Ltd.	422,830	3,845,831
	Bid Corp. Ltd.	213,780	4,539,508
	Bidvest Group Ltd.	382,266	5,408,554
	Capitec Bank Holdings Ltd.	41,839	3,717,590
	Clicks Group Ltd.	295,205	4,349,993
	Discovery Ltd.	488,952	3,371,479
	Exxaro Resources Ltd.	326,361	3,275,655
	FirstRand Ltd.	3,129,789	10,317,959
	Gold Fields Ltd., Sponsored ADR	625,259	8,140,872
	Harmony Gold Mining Co. Ltd., Sponsored ADR	159,542	716,344
	Impala Platinum Holdings Ltd.	925,071	3,853,467
	Investec Ltd.	310,146	1,697,767
	Kumba Iron Ore Ltd.	46,335	1,227,420
	Mr Price Group Ltd.	110,396	798,195
	MTN Group Ltd.	1,300,541	6,354,365
*	MultiChoice Group	321,877	1,204,869

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	Naspers Ltd., Class N	44,050	$6,886,730
	Nedbank Group Ltd.	504,244	5,431,520
	NEPI Rockcastle NV	461,225	2,492,515
	Ninety One Ltd.	225,714	441,174
	Northam Platinum Holdings Ltd.	303,245	1,832,226
	Old Mutual Ltd.	5,906,615	3,756,392
	OUTsurance Group Ltd.	148,919	322,408
Ω	Pepkor Holdings Ltd.	2,392,047	2,183,203
	Sanlam Ltd.	1,304,700	4,577,303
	Sasol Ltd.	49,319	623,379
	Sasol Ltd., Sponsored ADR	384,657	4,812,059
	Shoprite Holdings Ltd.	295,830	3,791,653
	Sibanye Stillwater Ltd.	3,241,131	4,134,229
	Sibanye Stillwater Ltd., ADR	296,437	1,505,900
	Standard Bank Group Ltd.	757,414	7,433,716
	Vodacom Group Ltd.	363,401	1,975,664
	Woolworths Holdings Ltd.	1,130,428	4,213,265

TOTAL SOUTH AFRICA			125,726,821

SOUTH KOREA — (12.3%)
	Advanced Nano Products Co. Ltd.	1,547	137,685
# *	Alteogen, Inc.	18,171	842,895
	Amorepacific Corp.	10,827	1,016,288
	Amorepacific Group	32,258	685,267
#	BGF retail Co. Ltd.	9,471	968,519
	BNK Financial Group, Inc.	332,888	1,675,477
	Caregen Co. Ltd.	10,696	213,225
	Celltrion Healthcare Co. Ltd.	28,780	1,423,619
# *	Celltrion Pharm, Inc.	11,254	529,474
	Celltrion, Inc.	56,662	6,292,502
	Cheil Worldwide, Inc.	71,063	1,046,356
	CJ CheilJedang Corp.	16,750	3,509,068
	CJ Corp.	29,487	1,839,291
*	CJ ENM Co. Ltd.	3,160	122,201
	CJ Logistics Corp.	14,631	822,578
	Classys, Inc.	17,370	424,376
*	CosmoAM&T Co. Ltd.	14,102	1,468,195
*	Cosmochemical Co. Ltd.	4,592	107,189
	Coway Co. Ltd.	70,066	2,242,167
	CS Wind Corp.	16,801	570,093
	Daejoo Electronic Materials Co. Ltd.	3,936	202,046
# *	Daewoo Engineering & Construction Co. Ltd.	286,162	834,868
	DB HiTek Co. Ltd.	45,779	1,652,686
	DB Insurance Co. Ltd.	79,210	5,153,314
	DL E&C Co. Ltd.	57,621	1,464,554
#	Dongjin Semichem Co. Ltd.	30,624	683,517
*	Dongkuk CM Co. Ltd.	7,572	38,699
	Dongkuk Holdings Co. Ltd.	6,863	43,858
#	Dongsuh Cos., Inc.	12,744	162,948
	Dongwon Industries Co. Ltd.	8,705	192,828
	Doosan Bobcat, Inc.	91,413	2,626,387
	Doosan Co. Ltd.	4,825	266,200
*	Doosan Enerbility Co. Ltd.	206,676	2,059,314
*	Doosan Fuel Cell Co. Ltd.	22,430	273,810
#	Ecopro BM Co. Ltd.	24,638	3,604,473
#	Ecopro Co. Ltd.	10,539	4,869,568
	E-MART, Inc.	20,339	1,096,535
	Eo Technics Co. Ltd.	2,200	228,157
	F&F Co. Ltd.	17,453	1,209,915

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Fila Holdings Corp.	50,748	$1,343,766
	Green Cross Corp.	3,210	228,802
	GS Holdings Corp.	91,789	2,680,410
	GS Retail Co. Ltd.	84,736	1,526,472
	Hana Financial Group, Inc.	408,580	11,880,183
#	Hanjin Kal Corp.	14,952	472,141
	Hankook Tire & Technology Co. Ltd.	89,850	2,549,181
	Hanmi Pharm Co. Ltd.	6,176	1,291,317
#	Hanmi Science Co. Ltd.	7,766	182,503
	Hanmi Semiconductor Co. Ltd.	29,634	1,161,131
	Hanon Systems	189,149	965,176
#	Hansol Chemical Co. Ltd.	9,131	1,018,978
	Hanwha Aerospace Co. Ltd.	28,585	2,149,049
	Hanwha Corp.	49,305	812,159
*	Hanwha Life Insurance Co. Ltd.	349,192	717,575
# *	Hanwha Ocean Co. Ltd.	26,054	455,639
*	Hanwha Solutions Corp.	85,157	1,813,864
	Hanwha Systems Co. Ltd.	18,409	173,631
	HD Hyundai Co. Ltd.	55,777	2,375,675
	HD Hyundai Electric Co. Ltd.	19,156	1,066,131
*	HD Hyundai Heavy Industries Co. Ltd.	1,807	137,008
	HD Hyundai Infracore Co. Ltd.	160,823	797,972
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	38,502	2,582,831
#	Hite Jinro Co. Ltd.	24,304	383,017
	HL Mando Co. Ltd.	61,636	1,501,033
# *	HLB, Inc.	75,771	1,632,549
	HMM Co. Ltd.	398,652	4,317,914
#	Hotel Shilla Co. Ltd.	31,789	1,470,902
*	HYBE Co. Ltd.	4,789	779,954
#	Hyosung Corp.	5,270	230,492
*	Hyosung Heavy Industries Corp.	545	69,126
	Hyosung TNC Corp.	1,689	447,655
	Hyundai Autoever Corp.	4,121	397,873
	Hyundai Department Store Co. Ltd.	4,142	164,042
#	Hyundai Elevator Co. Ltd.	15,545	497,756
	Hyundai Engineering & Construction Co. Ltd.	84,807	2,103,279
	Hyundai Glovis Co. Ltd.	25,662	3,256,786
	Hyundai Marine & Fire Insurance Co. Ltd.	92,738	2,163,295
*	Hyundai Mipo Dockyard Co. Ltd.	15,813	814,882
	Hyundai Mobis Co. Ltd.	28,215	4,369,509
	Hyundai Motor Co.	76,544	9,643,328
# *	Hyundai Rotem Co. Ltd.	47,080	813,958
	Hyundai Steel Co.	109,899	2,672,567
	Hyundai Wia Corp.	14,329	596,483
	Industrial Bank of Korea	329,755	2,729,043
#	ISC Co. Ltd.	2,191	113,109
	IsuPetasys Co. Ltd.	26,064	421,305
	JB Financial Group Co. Ltd.	90,572	677,483
	JYP Entertainment Corp.	27,914	2,124,805
	Kakao Corp.	86,689	2,443,399
# *	Kakao Games Corp.	22,186	385,074
#	KakaoBank Corp.	39,992	541,222
	Kangwon Land, Inc.	80,387	875,299
	KB Financial Group, Inc.	224,191	8,545,754
	KB Financial Group, Inc., ADR	13,649	520,846
	KCC Corp.	4,724	832,602
	KEPCO Engineering & Construction Co., Inc.	6,591	255,990
	KEPCO Plant Service & Engineering Co. Ltd.	13,138	317,878
	Kia Corp.	207,178	11,836,374

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	KIWOOM Securities Co. Ltd.	24,961	$1,492,394
	Kolon Industries, Inc.	4,690	151,502
#	Korea Aerospace Industries Ltd.	40,480	1,331,982
*	Korea Electric Power Corp.	93,653	1,172,247
*	Korea Gas Corp.	24,489	415,007
	Korea Investment Holdings Co. Ltd.	51,532	1,926,452
	Korea Zinc Co. Ltd.	5,317	1,847,755
	Korean Air Lines Co. Ltd.	231,801	3,526,892
*	Krafton, Inc.	11,316	1,377,520
	KT Corp., Sponsored ADR	82,100	991,768
	KT&G Corp.	54,538	3,440,436
# *	Kum Yang Co. Ltd.	11,179	730,659
	Kumho Petrochemical Co. Ltd.	27,384	2,573,727
	L&F Co. Ltd.	10,156	987,903
#	LEENO Industrial, Inc.	10,832	1,108,527
	LG Chem Ltd.	19,251	6,309,362
	LG Corp.	73,098	4,184,057
*	LG Display Co. Ltd., ADR	308,074	1,367,849
*	LG Display Co. Ltd.	136,291	1,233,259
	LG Electronics, Inc.	168,961	12,534,032
	LG H&H Co. Ltd.	5,836	1,368,216
	LG Innotek Co. Ltd.	17,310	2,872,982
	LG Uplus Corp.	431,096	3,230,939
#	LIG Nex1 Co. Ltd.	10,665	689,837
	Lotte Chemical Corp.	18,445	2,003,070
	Lotte Chilsung Beverage Co. Ltd.	1,353	145,900
#	Lotte Corp.	34,062	656,925
#	Lotte Energy Materials Corp.	13,179	377,548
#	LOTTE Fine Chemical Co. Ltd.	19,897	826,506
	Lotte Shopping Co. Ltd.	12,790	683,991
	LS Corp.	20,418	1,187,153
	LS Electric Co. Ltd.	18,630	886,238
	LX International Corp.	7,072	130,606
	LX Semicon Co. Ltd.	4,493	239,991
	Macquarie Korea Infrastructure Fund	313,238	2,791,118
	Medytox, Inc.	2,010	307,503
	Meritz Financial Group, Inc.	104,754	3,898,701
	Mirae Asset Securities Co. Ltd.	333,586	1,634,136
	NAVER Corp.	38,269	5,350,126
	NCSoft Corp.	10,513	1,816,298
#* Ω	Netmarble Corp.	21,359	613,198
	NH Investment & Securities Co. Ltd., Class C	177,468	1,273,231
	NongShim Co. Ltd.	2,574	846,576
*	OCI Co. Ltd.	8,614	666,574
#	OCI Holdings Co. Ltd.	6,892	497,962
	Orion Corp.	24,577	2,175,223
	Ottogi Corp.	466	129,261
	Pan Ocean Co. Ltd.	528,083	1,685,961
# *	Paradise Co. Ltd.	24,370	265,138
*	Pearl Abyss Corp.	18,229	667,831
#	Posco DX Co. Ltd.	34,123	1,244,909
#	POSCO Future M Co. Ltd.	8,327	1,467,409
	POSCO Holdings, Inc.	31,556	9,660,086
	Posco International Corp.	36,221	1,351,048
# *	Rainbow Robotics	3,386	355,260
	S-1 Corp.	21,407	865,207
# *	Sam Chun Dang Pharm Co. Ltd.	5,104	232,604
* Ω	Samsung Biologics Co. Ltd.	5,598	2,942,907
	Samsung C&T Corp.	59,978	4,742,219

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Samsung Card Co. Ltd.	26,138	$607,076
	Samsung Electro-Mechanics Co. Ltd.	43,089	3,984,054
	Samsung Electronics Co. Ltd.	3,140,501	156,318,054
*	Samsung Engineering Co. Ltd.	115,498	2,035,609
	Samsung Fire & Marine Insurance Co. Ltd.	46,477	8,887,445
*	Samsung Heavy Industries Co. Ltd.	214,336	1,086,572
	Samsung Life Insurance Co. Ltd.	63,894	3,420,841
	Samsung SDI Co. Ltd.	27,995	8,864,187
	Samsung SDS Co. Ltd.	24,988	2,561,392
	Samsung Securities Co. Ltd.	88,920	2,329,378
#	SFA Engineering Corp.	10,979	227,130
	Shinhan Financial Group Co. Ltd.	375,935	9,663,127
	Shinhan Financial Group Co. Ltd., ADR	46,849	1,194,181
	Shinsegae, Inc.	10,056	1,259,520
*	SK Biopharmaceuticals Co. Ltd.	9,334	522,354
# *	SK Bioscience Co. Ltd.	11,921	536,532
	SK Hynix, Inc.	384,567	33,396,605
* Ω	SK IE Technology Co. Ltd.	8,052	355,052
*	SK Innovation Co. Ltd.	57,169	5,208,400
	SK Networks Co. Ltd.	242,361	1,000,834
	SK Telecom Co. Ltd.	55,517	2,024,535
	SK, Inc.	40,728	4,293,951
#	SKC Co. Ltd.	12,904	754,648
#	SL Corp.	24,615	543,828
	SM Entertainment Co. Ltd.	9,331	699,774
	S-Oil Corp.	68,687	3,389,880
	Solus Advanced Materials Co. Ltd.	5,507	89,690
	Soulbrain Co. Ltd.	4,534	782,977
#	Ssangyong C&E Co. Ltd.	149,934	618,838
	ST Pharm Co. Ltd.	3,410	172,089
*	Studio Dragon Corp.	791	28,710
# *	Taihan Electric Wire Co. Ltd.	19,467	160,593
#	Wemade Co. Ltd.	6,379	186,460
#	WONIK IPS Co. Ltd.	21,433	479,222
	Woori Financial Group, Inc.	882,538	7,795,238
	Youngone Corp.	41,496	1,668,118
	Yuhan Corp.	18,202	775,918

TOTAL SOUTH KOREA			541,334,849

TAIWAN — (16.8%)
	Accton Technology Corp.	342,000	5,299,037
#	Acer, Inc.	3,398,811	3,592,154
#	Advanced Energy Solution Holding Co. Ltd.	33,000	628,366
	Advantech Co. Ltd.	175,089	1,798,117
	Airtac International Group.	61,602	2,025,325
#	Alchip Technologies Ltd.	30,000	2,460,491
#	Alexander Marine Co. Ltd.	18,000	202,290
	AP Memory Technology Corp.	18,000	200,025
	ASE Technology Holding Co. Ltd.	2,903,782	10,166,080
	Asia Cement Corp.	2,725,758	3,365,970
#	Asia Vital Components Co. Ltd.	298,000	2,633,192
#	ASMedia Technology, Inc.	19,000	777,602
	ASPEED Technology, Inc.	31,300	2,501,424
	Asustek Computer, Inc.	627,180	6,576,062
	AUO Corp.	7,868,498	3,808,706
	Bizlink Holding, Inc.	57,551	448,471
	Bora Pharmaceuticals Co. Ltd.	53,255	1,066,725
	Catcher Technology Co. Ltd.	760,429	4,265,924
	Cathay Financial Holding Co. Ltd.	4,347,393	5,899,626

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chailease Holding Co. Ltd.	1,343,356	$7,287,100
	Chang Hwa Commercial Bank Ltd.	4,967,946	2,631,909
	Cheng Shin Rubber Industry Co. Ltd.	2,472,965	3,379,412
	Chicony Electronics Co. Ltd.	810,497	3,120,205
#	China Airlines Ltd.	4,355,536	2,610,951
*	China Development Financial Holding Corp.	13,997,045	4,892,788
	China Motor Corp.	139,000	372,678
	China Steel Corp.	10,174,932	7,591,046
#	Chipbond Technology Corp.	939,000	1,972,384
	Chroma ATE, Inc.	328,000	2,216,492
	Chung-Hsin Electric & Machinery Manufacturing Corp.	480,000	1,385,983
	Chunghwa Telecom Co. Ltd., Sponsored ADR	111,161	3,960,666
	Chunghwa Telecom Co. Ltd.	683,000	2,442,777
#	Compal Electronics, Inc.	5,016,541	4,363,560
	Compeq Manufacturing Co. Ltd.	859,000	1,404,543
	CTBC Financial Holding Co. Ltd.	16,115,175	12,136,388
	Delta Electronics, Inc.	763,486	6,880,449
#	E Ink Holdings, Inc.	343,000	1,784,670
	E.Sun Financial Holding Co. Ltd.	10,308,774	7,595,905
	Eclat Textile Co. Ltd.	142,402	2,266,504
#	Elite Material Co. Ltd.	219,000	2,443,590
	eMemory Technology, Inc.	54,000	3,383,177
	Eternal Materials Co. Ltd.	768,161	660,015
	Eva Airways Corp.	4,170,758	3,536,860
#	Evergreen Marine Corp. Taiwan Ltd.	1,662,289	5,531,727
	Far Eastern International Bank	488,111	173,428
	Far Eastern New Century Corp.	3,841,085	3,499,659
	Far EasTone Telecommunications Co. Ltd.	1,765,000	4,134,378
	Faraday Technology Corp.	132,000	1,244,513
	Farglory Land Development Co. Ltd.	48,000	88,473
	Feng TAY Enterprise Co. Ltd.	352,666	1,947,359
	First Financial Holding Co. Ltd.	9,962,974	7,971,833
	Formosa Chemicals & Fibre Corp.	3,067,518	5,771,458
	Formosa Petrochemical Corp.	487,000	1,189,758
	Formosa Plastics Corp.	2,303,153	5,477,292
	Formosa Sumco Technology Corp.	91,000	438,609
	Formosa Taffeta Co. Ltd.	699,000	543,695
#	Fortune Electric Co. Ltd.	39,000	271,227
	Foxconn Technology Co. Ltd.	1,025,627	1,664,111
	Fubon Financial Holding Co. Ltd.	3,896,812	7,246,489
	Genius Electronic Optical Co. Ltd.	112,695	1,330,403
#	Giant Manufacturing Co. Ltd.	408,810	2,067,176
	Gigabyte Technology Co. Ltd.	159,000	1,080,236
#	Global Unichip Corp.	58,000	2,592,196
	Globalwafers Co. Ltd.	286,000	4,204,172
#	Gold Circuit Electronics Ltd.	373,000	2,040,996
#	Great Wall Enterprise Co. Ltd.	293,000	459,981
	Highwealth Construction Corp.	1,218,768	1,531,327
	Hiwin Technologies Corp.	382,291	2,316,736
	Hon Hai Precision Industry Co. Ltd.	5,925,322	17,685,388
	Hotai Finance Co. Ltd.	220,400	847,432
	Hotai Motor Co. Ltd.	99,960	1,865,166
*	HTC Corp.	191,000	261,492
	Hua Nan Financial Holdings Co. Ltd., Class C	7,152,500	4,485,503
	Innolux Corp.	10,267,469	3,870,496
	International Games System Co. Ltd., Class C	146,000	2,814,137
#	Inventec Corp.	2,220,550	2,781,825
	Jentech Precision Industrial Co. Ltd.	50,000	891,649
#	Jinan Acetate Chemical Co. Ltd.	32,538	978,280

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	King Slide Works Co. Ltd.	24,000	$523,801
	King Yuan Electronics Co. Ltd.	1,733,000	4,105,824
	King’s Town Bank Co. Ltd.	329,000	377,299
	Largan Precision Co. Ltd.	77,860	4,986,686
#	Lien Hwa Industrial Holdings Corp.	926,685	1,773,181
	Lite-On Technology Corp.	1,388,410	4,322,829
	Lotes Co. Ltd.	88,700	2,265,031
#	Lotus Pharmaceutical Co. Ltd.	105,000	819,452
	Macronix International Co. Ltd.	2,734,074	2,284,640
	Makalot Industrial Co. Ltd.	187,000	2,092,987
	MediaTek, Inc.	759,995	19,835,377
	Mega Financial Holding Co. Ltd.	5,607,076	6,362,541
	Merida Industry Co. Ltd.	202,287	1,036,441
	Micro-Star International Co. Ltd.	878,000	4,494,771
	Mitac Holdings Corp.	16,000	18,219
#	momo.com, Inc.	89,100	1,468,940
	Nan Ya Plastics Corp.	2,002,599	3,831,616
#	Nan Ya Printed Circuit Board Corp.	384,000	2,818,598
#	Nanya Technology Corp.	1,244,010	2,493,964
	Nien Made Enterprise Co. Ltd.	180,000	1,592,522
	Novatek Microelectronics Corp.	349,000	4,914,991
#	Nuvoton Technology Corp.	211,000	832,577
#	Oneness Biotech Co. Ltd.	160,423	972,158
#	Parade Technologies Ltd.	62,000	2,032,786
	Pegatron Corp.	1,946,345	4,542,034
*	PharmaEssentia Corp.	179,869	1,789,971
	Phison Electronics Corp.	169,000	2,439,210
*	Polaris Group.	142,000	321,385
	Pou Chen Corp.	2,506,487	2,234,188
	Powerchip Semiconductor Manufacturing Corp.	4,114,000	3,384,260
	Powertech Technology, Inc.	1,161,819	3,774,556
	Poya International Co. Ltd.	53,430	821,350
	President Chain Store Corp.	347,831	2,766,769
	Qisda Corp.	1,617,000	2,122,621
	Quanta Computer, Inc.	1,110,000	6,553,779
#	Radiant Opto-Electronics Corp.	584,000	2,238,462
	Realtek Semiconductor Corp.	204,950	2,554,264
	Ruentex Development Co. Ltd.	1,531,101	1,535,505
	Ruentex Industries Ltd.	715,214	1,265,966
#	Sanyang Motor Co. Ltd.	480,000	989,444
	Shanghai Commercial & Savings Bank Ltd.	3,038,718	4,026,276
	Shihlin Electric & Engineering Corp.	141,000	413,671
*	Shin Kong Financial Holding Co. Ltd.	13,833,712	3,716,401
	Silergy Corp.	357,000	3,190,808
	Simplo Technology Co. Ltd.	216,000	2,225,376
	Sinbon Electronics Co. Ltd.	178,000	1,524,262
#	Sino-American Silicon Products, Inc.	758,000	3,837,296
	SinoPac Financial Holdings Co. Ltd.	9,849,762	5,432,299
	Standard Foods Corp.	347,418	404,787
	Synnex Technology International Corp.	1,370,343	2,908,287
#	TA Chen Stainless Pipe	2,423,787	2,775,086
	Taichung Commercial Bank Co. Ltd.	3,482,151	1,580,578
	Taishin Financial Holding Co. Ltd.	10,808,066	5,764,663
	Taiwan Business Bank	7,957,784	3,137,472
#	Taiwan Cement Corp.	5,147,701	5,129,252
	Taiwan Cooperative Financial Holding Co. Ltd.	7,386,083	5,735,788
	Taiwan FamilyMart Co. Ltd.	48,000	275,118
	Taiwan Fertilizer Co. Ltd.	723,000	1,324,726
# *	Taiwan Glass Industry Corp.	1,200,375	677,355

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan High Speed Rail Corp.	1,290,000	$1,171,244
	Taiwan Mobile Co. Ltd.	1,040,300	3,074,363
	Taiwan Secom Co. Ltd.	197,670	719,973
	Taiwan Semiconductor Manufacturing Co. Ltd.	13,600,808	222,135,277
*	Tatung Co. Ltd.	1,748,000	1,937,252
	Teco Electric & Machinery Co. Ltd.	1,579,000	2,253,732
	Tripod Technology Corp.	623,870	3,193,970
	Tung Ho Steel Enterprise Corp.	135,040	271,069
#	Unimicron Technology Corp.	1,861,000	8,299,895
	Union Bank of Taiwan	908,700	370,266
	Uni-President Enterprises Corp.	4,367,033	9,161,806
#	United Microelectronics Corp.	7,349,000	10,568,700
#	Vanguard International Semiconductor Corp.	1,550,000	3,366,168
#	Via Technologies, Inc.	67,000	248,061
	VisEra Technologies Co. Ltd.	117,000	742,807
	Voltronic Power Technology Corp.	75,224	3,016,777
	Walsin Lihwa Corp.	2,911,818	3,098,996
	Walsin Technology Corp.	395,000	1,279,679
#	Wan Hai Lines Ltd.	1,101,747	1,574,685
#	Win Semiconductors Corp.	373,034	1,671,965
	Winbond Electronics Corp.	4,548,407	3,524,659
* ††	Wintek Corp.	604,760	0
	Wistron Corp.	2,695,699	7,516,957
	Wistron NeWeb Corp.	296,000	1,169,348
	Wiwynn Corp.	53,000	2,511,306
	WPG Holdings Ltd.	1,859,039	4,113,732
#	WT Microelectronics Co. Ltd.	194,000	711,696
#	Yageo Corp.	316,055	5,152,814
#	Yang Ming Marine Transport Corp.	3,199,000	4,169,509
#	YFY, Inc.	1,334,000	1,228,350
	Yuanta Financial Holding Co. Ltd.	8,914,591	6,697,683
#	Yulon Finance Corp.	435,023	2,409,784
#	Yulon Motor Co. Ltd.	668,496	1,535,251
	Zhen Ding Technology Holding Ltd.	971,700	2,937,875

TOTAL TAIWAN			740,840,384

THAILAND — (2.2%)
	Advanced Info Service PCL	733,300	4,488,447
	AEON Thana Sinsap Thailand PCL	158,300	643,022
*	Airports of Thailand PCL	1,898,400	3,525,581
	AP Thailand PCL	3,278,700	985,184
	Asset World Corp. PCL	5,732,900	551,877
	B Grimm Power PCL	486,900	299,381
	Bangchak Corp. PCL	1,987,700	2,281,217
	Bangkok Bank PCL	529,400	2,319,830
	Bangkok Bank PCL, NVDR	126,700	555,199
	Bangkok Chain Hospital PCL	1,275,700	713,405
	Bangkok Commercial Asset Management PCL	144,301	35,932
	Bangkok Dusit Medical Services PCL, Class F	4,441,500	3,274,668
	Bangkok Expressway & Metro PCL	3,479,999	764,888
	Bangkok Life Assurance PCL, NVDR	618,200	399,033
	Banpu PCL	14,018,766	2,964,252
	Banpu Power PCL	603,200	236,631
	Berli Jucker PCL	1,078,600	847,755
# *	Beyond Securities PCL	784,700	89,512
	BTS Group Holdings PCL	5,069,500	1,050,783
	Bumrungrad Hospital PCL	255,900	1,851,123
	Carabao Group PCL, Class F	247,000	463,866
	Central Pattana PCL	882,500	1,534,569

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
*	Central Plaza Hotel PCL	262,600	$328,775
	Central Retail Corp. PCL	1,073,050	1,097,158
#	CH Karnchang PCL	1,238,600	751,241
	Charoen Pokphand Foods PCL	3,633,123	1,890,225
#	Chularat Hospital PCL, Class F	5,003,300	439,881
	Com7 PCL, Class F	1,057,300	786,890
	CP ALL PCL	2,280,200	3,505,072
	Delta Electronics Thailand PCL	1,481,200	3,255,611
	Electricity Generating PCL	167,500	568,547
	Energy Absolute PCL	1,002,700	1,171,688
#	Global Power Synergy PCL, Class F	282,900	306,965
	Gulf Energy Development PCL	1,161,100	1,397,164
	Hana Microelectronics PCL	680,700	989,541
	Home Product Center PCL	3,733,413	1,236,075
	Indorama Ventures PCL	1,713,400	1,129,793
	Intouch Holdings PCL, Class F	341,400	674,394
	IRPC PCL	13,159,200	702,947
	JMT Network Services PCL	445,153	365,362
	Kasikornbank PCL	135,100	494,280
	Kasikornbank PCL, NVDR	5,500	20,122
	KCE Electronics PCL	1,016,100	1,434,710
	Kiatnakin Phatra Bank PCL	304,700	417,513
	Krung Thai Bank PCL	1,429,987	747,966
#	Krungthai Card PCL	660,700	804,219
	Land & Houses PCL	6,942,300	1,458,284
	MBK PCL	225,100	100,205
	Mega Lifesciences PCL	451,400	511,777
	Minor International PCL	2,438,883	1,899,944
	MK Restaurants Group PCL	299,100	337,026
	Muangthai Capital PCL	1,112,600	1,129,857
	Ngern Tid Lor PCL	1,843,287	984,659
#	Osotspa PCL	1,167,500	763,337
	Plan B Media Pcl, Class F	2,571,100	583,000
*	PSG Corp. PCL	7,016,500	126,889
	PTT Exploration & Production PCL	1,189,455	5,427,297
	PTT Global Chemical PCL	1,601,325	1,537,058
	PTT Oil & Retail Business PCL	1,302,700	663,265
	PTT PCL	6,973,400	6,451,013
	Ramkhamhaeng Hospital PCL, Class F	50,000	55,644
	Ratch Group PCL	792,000	710,635
	SCB X PCL	355,366	973,876
	SCG Packaging PCL	837,600	838,940
	SCGJWD Logistics PCL	113,200	36,534
	Siam Cement PCL	336,200	2,693,903
	Siam City Cement PCL	110,389	410,014
#	Siam Global House PCL	1,311,345	576,455
	SISB PCL	198,800	161,783
	Srisawad Corp. PCL	841,072	971,120
	Star Petroleum Refining PCL	2,501,300	514,979
	Supalai PCL	1,764,100	903,094
	Thai Oil PCL	1,464,317	1,914,806
	Thai Union Group PCL, Class F	2,704,940	1,015,975
	Thanachart Capital PCL	314,900	429,300
	Thonburi Healthcare Group PCL	432,700	749,407
	Tisco Financial Group PCL	239,500	641,354
	TMBThanachart Bank PCL	24,342,397	1,131,023
	TOA Paint Thailand PCL	732,000	439,903
	True Corp. PCL	13,693,286	2,304,914
	TTW PCL	1,073,800	270,373

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Vibhavadi Medical Center PCL	214,800	$11,893
	WHA Corp. PCL	9,104,200	1,266,495

TOTAL THAILAND			95,388,325

TURKEY — (0.9%)
	Akbank TAS	2,613,434	2,722,554
	Aksa Enerji Uretim AS	237,721	294,130
	Alarko Holding AS	118,668	424,424
	Anadolu Efes Biracilik Ve Malt Sanayii AS	233,644	823,535
	Arcelik AS	76,332	366,232
	Aselsan Elektronik Sanayi Ve Ticaret AS	389,028	568,126
	BIM Birlesik Magazalar AS	255,274	2,455,036
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	5,514	179,915
	Borusan Yatirim ve Pazarlama AS	2,542	208,835
	Coca-Cola Icecek AS	71,761	933,563
	Dogan Sirketler Grubu Holding AS	1,113,296	538,663
	Dogus Otomotiv Servis ve Ticaret AS	74,233	651,234
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	9,173	14,223
Ω	Enerjisa Enerji AS	161,809	277,813
	Enka Insaat ve Sanayi AS	775,859	832,410
*	Eregli Demir ve Celik Fabrikalari TAS	671,014	898,299
	Ford Otomotiv Sanayi AS	45,341	1,259,880
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	103,483	314,073
# *	Gubre Fabrikalari TAS	23,608	273,657
*	Hektas Ticaret TAS	342,812	265,997
	Is Yatirim Menkul Degerler AS, Class A	540,992	808,921
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	147,117	110,721
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	95,093	83,914
	KOC Holding AS	472,649	2,286,241
	Kontrolmatik Enerji Ve Muhendislik AS	55,851	517,315
	Koza Altin Isletmeleri AS	289,252	224,592
	Migros Ticaret AS	59,911	714,678
	Nuh Cimento Sanayi AS	17,481	211,285
*	Otokar Otomotiv Ve Savunma Sanayi AS	33,601	473,399
*	Oyak Cimento Fabrikalari AS	147,377	370,638
*	Pegasus Hava Tasimaciligi AS	45,428	1,131,895
*	Petkim Petrokimya Holding AS	1,033,711	719,518
*	Sasa Polyester Sanayi AS	266,173	403,133
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	32,761	61,334
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS	61,755	150,060
	Sok Marketler Ticaret AS	133,688	282,596
*	TAV Havalimanlari Holding AS	190,894	773,129
	Tofas Turk Otomobil Fabrikasi AS	84,552	718,881
*	Turk Hava Yollari AO	306,328	2,351,951
*	Turk Telekomunikasyon AS	280,668	190,566
	Turk Traktor ve Ziraat Makineleri AS	27,231	696,404
*	Turkcell Iletisim Hizmetleri AS	1,462,624	2,480,346
#	Turkiye Garanti Bankasi AS	369,940	614,938
	Turkiye Is Bankasi AS, Class C	2,062,152	1,532,826
	Turkiye Petrol Rafinerileri AS	622,493	3,123,069
	Turkiye Sise ve Cam Fabrikalari AS	597,215	1,000,620
*	Turkiye Vakiflar Bankasi TAO, Class D	723,445	417,130
	Yapi ve Kredi Bankasi AS	2,835,254	1,730,391

TOTAL TURKEY			38,483,090

UNITED ARAB EMIRATES — (1.7%)
	Abu Dhabi Commercial Bank PJSC	2,885,004	6,304,540
	Abu Dhabi Islamic Bank PJSC	1,503,232	4,212,264

THE EMERGING MARKETS SERIES

CONTINUED

	Shares	Value»
UNITED ARAB EMIRATES — (Continued)
Abu Dhabi National Oil Co. for Distribution PJSC	2,602,586	$2,381,022
ADNOC Drilling Co. PJSC	946,540	938,199
Aldar Properties PJSC	3,592,854	5,089,474
* Alpha Dhabi Holding PJSC	343,700	1,765,583
Dubai Electricity & Water Authority PJSC	2,730,546	1,768,950
Dubai Islamic Bank PJSC	4,822,301	7,089,695
Emaar Properties PJSC	6,790,733	12,371,246
Emirates Integrated Telecommunications Co. PJSC	109,941	161,011
Emirates NBD Bank PJSC	2,055,943	9,490,787
Emirates Telecommunications Group Co. PJSC	1,840,642	9,251,002
Fertiglobe PLC	1,249,491	1,092,597
First Abu Dhabi Bank PJSC	2,347,258	8,104,253
* International Holding Co. PJSC	24,261	2,639,269
* Multiply Group PJSC	2,632,530	2,439,322

TOTAL UNITED ARAB EMIRATES		75,099,214

UNITED KINGDOM — (0.1%)
Anglogold Ashanti PLC	234,046	4,175,381

UNITED STATES — (0.0%)
Sempra	19,176	1,398,665

TOTAL COMMON STOCKS		4,317,612,655

PREFERRED STOCKS — (1.1%)
BRAZIL — (1.1%)
Banco Bradesco SA, 7.205%	2,373,138	6,585,055
* Braskem SA Class A	52,662	167,854
Centrais Eletricas Brasileiras SA Class B, 3.885%	103,746	791,200
Cia Energetica de Minas Gerais, 9.413%	1,094,369	2,548,300
Cia Paranaense de Energia, 8.364%	944,366	1,571,524
CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 5.014%	122,300	514,015
Gerdau SA, 14.599%	474,363	2,048,274
Itau Unibanco Holding SA, 5.576%	2,238,947	11,910,261
Petroleo Brasileiro SA, 10.467%	2,952,047	20,340,975
Raizen SA, 6.241%	957,990	689,741

TOTAL BRAZIL		47,167,199

CHILE — (0.0%)
Embotelladora Andina SA Class B, 8.280%	278,736	566,774

COLOMBIA — (0.0%)
Banco Davivienda SA, 6.313%	15,931	61,928
Grupo Aval Acciones y Valores SA, 6.302%	1,051,967	117,567
Grupo de Inversiones Suramericana SA, 9.625%	84,488	246,526

TOTAL COLOMBIA		426,021

SOUTH KOREA — (0.0%)
* Hanwha Solutions Corp.	409	5,937

TOTAL PREFERRED STOCKS		48,165,931

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
* Localiza Rent a Car SA Rights 11/10/2023	83	115

THE EMERGING MARKETS SERIES

CONTINUED

		Shares	Value»
KUWAIT — (0.0%)
*	Gulf Bank KSCP Rights 11/12/2023	98,764	$2,043

SOUTH KOREA — (0.0%)
*	CosmoAM&T Co. Ltd. Rights 11/07/2023	738	9,071
*	Hanwha Ocean Co. Ltd. Rights 11/09/2023	8,600	11,144

TOTAL SOUTH KOREA			20,215

TAIWAN — (0.0%)
*	Winbond Electronics Corp. Rights 11/03/2023	182,851	16,630

TOTAL RIGHTS/WARRANTS			39,003

TOTAL INVESTMENT SECURITIES (Cost $2,983,451,891)			4,365,817,589

			Value†
SECURITIES LENDING COLLATERAL — (0.9%)
@ §	The DFA Short Term Investment Fund	3,587,676	41,498,653
TOTAL INVESTMENTS — (100.0%) (Cost $3,024,951,072)			$4,407,316,242

ADR American Depositary Receipt

GDR Global Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
††	Security valued using significant unobservable inputs (Level 3).
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2023, The Emerging Markets Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	630	12/15/23	$30,915,005	$28,954,800	$(1,960,205)
S&P 500® E-Mini Index	9	12/15/23	1,944,443	1,895,513	(48,930)

Total Futures Contracts			$32,859,448	$30,850,313	$(2,009,135)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,677,833	—	—	$171,677,833
Chile	8,570,015	$11,990,401	—	20,560,416
China	146,289,624	985,902,347	—	1,132,191,971
Colombia	4,380,149	65,222	—	4,445,371
Czech Republic	—	8,439,885	—	8,439,885
Egypt	139,222	1,529,603	—	1,668,825

THE EMERGING MARKETS SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
Greece	—	$22,255,031	—		$22,255,031
Hungary	—	13,109,685	—		13,109,685
India	$31,954,623	712,196,875	$604,812		744,756,310
Indonesia	—	86,810,958	—		86,810,958
Kuwait	16,196,403	2,511,573	—		18,707,976
Malaysia	—	69,566,794	—		69,566,794
Mexico	105,823,887	—	—		105,823,887
Peru	4,524,673	—	—		4,524,673
Philippines	—	30,675,092	—		30,675,092
Poland	—	46,682,641	—		46,682,641
Qatar	—	37,728,967	—		37,728,967
Saudi Arabia	—	175,539,611	—		175,539,611
South Africa	15,175,175	110,551,646	—		125,726,821
South Korea	4,074,644	537,260,205	—		541,334,849
Taiwan	3,960,666	736,879,718	—		740,840,384
Thailand	86,922,062	8,466,263	—		95,388,325
Turkey	—	38,483,090	—		38,483,090
United Arab Emirates	—	75,099,214	—		75,099,214
United Kingdom	4,175,381	—	—		4,175,381
United States	—	1,398,665	—		1,398,665
Preferred Stocks
Brazil	47,167,199	—	—		47,167,199
Chile	—	566,774	—		566,774
Colombia	426,021	—	—		426,021
South Korea	—	5,937	—		5,937
Rights/Warrants
Brazil	—	115	—		115
Kuwait	—	2,043	—		2,043
South Korea	—	20,215	—		20,215
Taiwan	—	16,630	—		16,630
Securities Lending Collateral	—	41,498,653	—		41,498,653
Futures Contracts**	(2,009,135)	—	—		(2,009,135)

TOTAL	$649,448,442	$3,755,253,853	$604,812	^	$4,405,307,107

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	Areconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

See accompanying Notes to Financial Statements.

THE EMERGING MARKETS SMALL CAP SERIES

SCHEDULE OF INVESTMENTS

October 31, 2023

		Shares	Value»
COMMON STOCKS — (98.1%)
BRAZIL — (4.6%)
*	AES Brasil Energia SA	742,446	$1,482,904
	Allied Tecnologia SA	28,000	31,600
	Allos SA	1,147,673	5,212,815
	Alper Consultoria e Corretora de Seguros SA	26,500	173,399
	Alupar Investimento SA	472,761	2,625,538
	Ambipar Participacoes e Empreendimentos SA	44,038	119,228
*	Anima Holding SA	929,773	479,478
	Arezzo Industria e Comercio SA	203,454	2,356,261
	Auren Energia SA	946,804	2,520,179
	Bemobi Mobile Tech SA	180,537	431,491
*	Blau Farmaceutica SA	59,300	178,779
	Boa Safra Sementes SA	49,114	123,035
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	192,152	942,895
*	BRF SA	1,984,187	4,199,192
	Brisanet Participacoes SA	194,326	116,786
*	C&A Modas SA	312,520	319,850
	Camil Alimentos SA	408,408	558,126
	Cia Brasileira de Aluminio	435,877	328,523
*	Cia Brasileira de Distribuicao	551,126	395,711
	Cia de Saneamento de Minas Gerais Copasa MG	652,274	2,062,230
	Cia de Saneamento do Parana	1,043,709	4,502,538
	Cia de Saneamento do Parana	555,096	470,126
	Cia Siderurgica Nacional SA	1,275,850	2,975,950
	Cielo SA	3,733,592	2,606,683
*	Clear Sale SA	102,303	76,498
	CM Hospitalar SA	36,898	108,972
*	Cogna Educacao SA	6,422,353	3,057,202
*	Construtora Tenda SA	167,226	376,128
	Cruzeiro do Sul Educacional SA	258,997	193,667
	CSU Digital SA	83,114	263,762
	Cury Construtora e Incorporadora SA	462,501	1,352,162
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	969,968	3,461,045
Ω	Desktop - Sigmanet Comunicacao Multimidia SA	30,936	84,370
	Dexco SA	1,176,010	1,600,125
	Diagnosticos da America SA	148,074	284,591
	Dimed SA Distribuidora da Medicamentos	280,832	588,763
	Direcional Engenharia SA	394,136	1,357,108
	EcoRodovias Infraestrutura e Logistica SA	835,278	1,163,019
*	Eletromidia SA	12,068	36,263
*	Embraer SA	1,171,209	4,086,194
*	Embraer SA, Sponsored ADR	338,004	4,711,776
	Empreendimentos Pague Menos SA	377,284	224,496
	Enauta Participacoes SA	396,624	1,371,182
	Eternit SA	146,700	215,318
	Even Construtora e Incorporadora SA	318,794	401,516
	Ez Tec Empreendimentos e Participacoes SA	365,756	1,042,479
	Fleury SA	961,342	2,858,236
	Fras-Le SA	159,099	472,082
	Gafisa SA, ADR	7,812	13,788
Ω	GPS Participacoes e Empreendimentos SA	909,348	2,896,639
	Grendene SA	760,679	935,431
	Grupo Casas Bahia SA	5,945,971	530,706
	Grupo De Moda Soma SA	1,608,896	1,688,116
*	Grupo Mateus SA	1,594,576	1,840,717
	Grupo SBF SA	315,224	437,659
*	Guararapes Confeccoes SA	309,431	290,298
*	Hidrovias do Brasil SA	1,575,529	1,234,361

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Hospital Mater Dei SA	7,600	$10,612
* ††	Hua Han Health Industry Holdings Ltd.	20,183,698	0
*	Infracommerce CXAAS SA	238,360	57,206
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	236,400	897,914
*	International Meal Co. Alimentacao SA, Class A	623,142	196,518
	Iochpe Maxion SA	422,811	945,963
	Irani Papel e Embalagem SA	272,617	583,977
*	IRB-Brasil Resseguros SA	213,419	1,722,420
	Jalles Machado SA	262,872	430,669
	JHSF Participacoes SA	1,145,706	974,876
	JSL SA	200,436	334,342
	Kepler Weber SA	413,924	868,610
	Lavvi Empreendimentos Imobiliarios SA	293,400	393,392
	Localiza Rent a Car SA	28	283
Ω	Locaweb Servicos de Internet SA	1,315,278	1,419,172
	LOG Commercial Properties e Participacoes SA	163,072	670,173
*	Log-in Logistica Intermodal SA	182,871	1,481,321
*	Lojas Quero-Quero SA	550,779	424,958
	Lojas Renner SA	2,011,986	4,892,537
	LPS Brasil-Consultoria de Imoveis SA	115,700	42,225
	M Dias Branco SA	220,569	1,425,764
	Mahle Metal Leve SA	135,512	979,433
	Marcopolo SA	518,000	421,243
	Marfrig Global Foods SA	348,283	446,255
* Ω	Meliuz SA	149,880	212,256
	Melnick Even Desenvolvimento Imobiliario SA	73,800	60,015
	Mills Estruturas e Servicos de Engenharia SA	596,720	1,229,716
	Minerva SA	910,248	1,366,704
Ω	Mitre Realty Empreendimentos E Participacoes LTDA	49,600	35,416
*	Moura Dubeux Engenharia SA	178,200	361,578
	Movida Participacoes SA	470,547	816,638
*	MPM Corporeos SA	158,867	34,031
	MRV Engenharia e Participacoes SA	1,282,372	2,098,392
*	Multilaser Industrial SA	481,420	169,011
	Multiplan Empreendimentos Imobiliarios SA	869,419	4,266,262
*	Natura & Co. Holding SA	286,008	723,281
*	Oceanpact Servicos Maritimos SA	43,800	40,136
	Odontoprev SA	994,990	2,060,335
*	Omega Energia SA	959,677	1,446,630
*	Oncoclinicas do Brasil Servicos Medicos SA	70,915	133,341
*	Orizon Valorizacao de Residuos SA	123,107	841,916
	Pet Center Comercio e Participacoes SA	1,089,437	769,256
	Petroreconcavo SA	378,355	1,556,420
	Plano & Plano Desenvolvimento Imobiliario SA	140,177	256,624
	Porto Seguro SA	499,833	2,499,289
	Portobello SA	202,139	186,834
	Positivo Tecnologia SA	267,080	332,145
*	PRIO SA	202,468	1,915,556
	Qualicorp Consultoria e Corretora de Seguros SA	480,943	273,775
	Romi SA	167,346	380,713
	Santos Brasil Participacoes SA	1,512,578	2,220,078
*	Sao Carlos Empreendimentos e Participacoes SA	86,509	426,904
	Sao Martinho SA	710,576	4,996,265
#	Sendas Distribuidora SA, ADR	40,533	438,567
	Sendas Distribuidora SA	778,850	1,690,012
* Ω	Ser Educacional SA	45,110	55,294
	SIMPAR SA	1,499,112	2,057,590
	Sinqia SA	83,881	456,693
	SLC Agricola SA	400,466	2,919,843

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Smartfit Escola de Ginastica e Danca SA	413,701	$1,589,406
*	SYN prop e tech SA	26,500	19,710
	Tegma Gestao Logistica SA	119,259	578,820
	TOTVS SA	1,646,258	8,264,352
	Transmissora Alianca de Energia Eletrica SA	1,269,523	8,508,391
	Tres Tentos Agroindustrial SA	253,677	554,977
	Trisul SA	270,182	249,189
	Tupy SA	259,272	1,254,256
	Ultrapar Participacoes SA	1,899,071	7,702,881
	Unipar Carbocloro SA	23,190	307,069
	Usinas Siderurgicas de Minas Gerais SA Usiminas	279,562	368,184
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	205,650	645,288
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	954,778	1,482,801
	Vibra Energia SA	937,998	3,681,853
	Vittia Fertilizantes E Biologicos SA	31,908	57,908
	Vivara Participacoes SA	329,893	1,668,522
	Vulcabras Azaleia SA	419,685	1,490,863
	Wilson Sons SA	392,984	1,049,932
	Wiz Co.	232,044	232,884
	YDUQS Participacoes SA	951,937	3,347,616
*	Zamp SA	722,529	910,013
TOTAL BRAZIL			177,380,280
CAYMAN ISLANDS — (0.0%)
	Cosmopolitan International Holdings Ltd.	381,000	170,410
CHILE — (0.7%)
	Aguas Andinas SA, Class A	5,245,019	1,530,348
	Besalco SA	1,994,272	867,966
	Camanchaca SA	1,471,136	79,791
	CAP SA	148,607	812,748
	Cementos BIO BIO SA	352,724	260,045
	Cencosud Shopping SA	30,918	44,890
	Cia Cervecerias Unidas SA	17,432	99,009
	Clinica Las Condes SA	694	13,590
	Colbun SA	12,463,621	1,809,005
	Cristalerias de Chile SA	130,323	426,541
	Embotelladora Andina SA, ADR, Class B	43,709	534,124
	Empresa Nacional de Telecomunicaciones SA	458,824	1,548,624
	Empresas Hites SA	8,691	923
	Empresas Lipigas SA	6,383	20,333
	Empresas Tricot SA	42,114	12,632
*	Engie Energia Chile SA	1,345,377	1,195,656
	Forus SA	340,435	513,609
	Grupo Security SA	3,951,873	905,495
	Instituto de Diagnostico SA	2,928	4,548
	Inversiones Aguas Metropolitanas SA	1,113,963	796,704
	Inversiones La Construccion SA	78,273	455,000
	Masisa SA	930,369	18,388
	Multiexport Foods SA	3,175,787	680,816
	Parque Arauco SA	1,906,649	2,606,534
	PAZ Corp. SA	1,106,246	589,241
	Plaza SA	39,231	47,601
	Ripley Corp. SA	2,155,055	361,361
	Salfacorp SA	1,292,969	516,908
	Sigdo Koppers SA	1,119,387	1,463,860
	SMU SA	5,878,831	1,018,520
	Sociedad Matriz SAAM SA	34,841,944	3,726,650

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHILE — (Continued)
	Socovesa SA	1,763,444	$177,302
	SONDA SA	1,171,292	464,639
	Vina Concha y Toro SA	1,630,183	1,820,709
TOTAL CHILE			25,424,110
CHINA — (20.8%)
	361 Degrees International Ltd.	3,755,000	1,827,947
Ω	3SBio, Inc.	5,451,500	4,849,883
*	5I5J Holding Group Co. Ltd., Class A	601,200	197,642
* ††	A Metaverse Co.	550,000	2,038
	AAC Technologies Holdings, Inc.	2,334,000	4,201,284
	Addsino Co. Ltd., Class A	317,000	368,304
	Advanced Technology & Materials Co. Ltd., Class A	267,300	346,503
	Aerospace Hi-Tech Holdings Group Ltd., Class A	279,103	369,594
# *	Agile Group Holdings Ltd.	4,656,000	446,164
	Ajisen China Holdings Ltd.	1,634,000	172,731
# Ω	AK Medical Holdings Ltd.	1,812,000	1,764,009
# *	Alibaba Pictures Group Ltd.	40,890,000	2,612,576
* Ω	A-Living Smart City Services Co. Ltd.	2,396,500	1,129,925
# * Ω	Alliance International Education Leasing Holdings Ltd.	2,138,000	387,599
	Allmed Medical Products Co. Ltd., Class A	120,500	167,610
	Amoy Diagnostics Co. Ltd., Class A	95,269	282,947
	An Hui Wenergy Co. Ltd., Class A	614,902	532,384
	Angang Steel Co. Ltd., Class H	4,624,999	1,016,834
	Anhui Anke Biotechnology Group Co. Ltd., Class A	285,100	409,767
	Anhui Construction Engineering Group Co. Ltd., Class A	666,590	439,795
	Anhui Expressway Co. Ltd., Class H	1,738,000	1,673,297
*	Anhui Genuine New Materials Co. Ltd., Class A	91,300	106,572
	Anhui Guangxin Agrochemical Co. Ltd., Class A	20,000	45,505
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd., Class A	160,429	205,527
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	221,400	189,707
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	706,440	461,835
	Anhui Jinhe Industrial Co. Ltd., Class A	121,800	362,535
*	Anhui Tatfook Technology Co. Ltd., Class A	170,000	262,320
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	142,920	169,215
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	323,100	321,483
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	276,500	487,420
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	20,252	537,643
*	Anton Oilfield Services Group	6,764,000	420,121
*	Aoshikang Technology Co. Ltd., Class A	82,400	353,445
*	Aotecar New Energy Technology Co. Ltd., Class A	809,100	295,537
*	Aowei Holdings Ltd.	1,451,000	123,303
	ApicHope Pharmaceutical Co. Ltd., Class A	142,770	559,077
	APT Satellite Holdings Ltd.	652,000	182,619
* Ω	Archosaur Games, Inc.	609,000	159,482
*	Art Group Holdings Ltd.	320,000	13,067
* Ω	Ascletis Pharma, Inc.	713,000	170,394
	Asia Cement China Holdings Corp.	1,711,000	530,390
# Ω	AsiaInfo Technologies Ltd.	675,200	698,313
*	Autel Intelligent Technology Corp. Ltd., Class A	39,792	151,284
	AviChina Industry & Technology Co. Ltd., Class H	8,269,000	3,747,649
	Bafang Electric Suzhou Co. Ltd., Class A	25,480	166,316
Ω	BAIC Motor Corp. Ltd., Class H	5,933,000	1,731,484
	Bank of Chongqing Co. Ltd., Class H	2,142,000	1,106,182
*	Bank of Tianjin Co. Ltd., Class H	41,500	9,216
# * Ω	Bank of Zhengzhou Co. Ltd., Class H	811,910	90,315
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	89,702	62,624
	Baowu Magnesium Technology Co. Ltd., Class A	164,900	429,232
*	Baoye Group Co. Ltd., Class H	1,132,000	566,222

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Baozun, Inc., Sponsored ADR	121,692	$367,510
	BBMG Corp., Class H	7,209,000	710,352
	Bear Electric Appliance Co. Ltd., Class A	38,147	284,252
	Befar Group Co. Ltd., Class A	179,400	110,846
	Beibuwan Port Co. Ltd., Class A	278,581	281,491
*	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	70,920	335,031
	Beijing Capital Development Co. Ltd., Class A	532,676	270,652
*	Beijing Capital International Airport Co. Ltd., Class H	6,328,000	2,330,839
	Beijing Career International Co. Ltd., Class A	46,000	189,372
	Beijing Certificate Authority Co. Ltd., Class A	67,587	250,819
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	187,750	346,442
	Beijing Dahao Technology Corp. Ltd., Class A	139,800	231,418
	Beijing Energy International Holding Co. Ltd.	19,934,000	514,785
	Beijing Enterprises Holdings Ltd.	1,690,500	5,632,509
	Beijing Enterprises Water Group Ltd.	13,512,000	2,851,102
* ††	Beijing Gas Blue Sky Holdings Ltd.	1,200,000	11,220
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	395,868	425,318
*	Beijing Haixin Energy Technology Co. Ltd., Class A	565,000	270,704
*	Beijing Health Holdings Ltd.	17,802,000	178,938
*	Beijing Hezong Science & Technology Co. Ltd., Class A	239,500	134,407
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	9,961	164,057
*	Beijing Hualian Department Store Co. Ltd., Class A	177,200	42,423
*	Beijing Jetsen Technology Co. Ltd., Class A	453,500	301,586
	Beijing Jingneng Clean Energy Co. Ltd., Class H	4,650,000	963,349
*	Beijing Jingyuntong Technology Co. Ltd., Class A	483,800	305,580
	Beijing Konruns Pharmaceutical Co. Ltd., Class A	30,754	164,364
*	Beijing Leike Defense Technology Co. Ltd., Class A	312,407	247,844
*	Beijing North Star Co. Ltd., Class H	2,396,000	242,052
*	Beijing Orient Landscape & Environment Co. Ltd., Class A	633,200	194,922
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	277,454	395,321
*	Beijing Philisense Technology Co. Ltd., Class A	350,900	214,101
*	Beijing Shunxin Agriculture Co. Ltd., Class A	91,400	284,481
*	Beijing Sinnet Technology Co. Ltd., Class A	284,700	395,318
	Beijing SL Pharmaceutical Co. Ltd., Class A	237,600	380,714
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	82,600	58,540
	Beijing Strong Biotechnologies, Inc., Class A	91,900	232,096
*	Beijing Thunisoft Corp. Ltd., Class A	52,900	61,226
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	890,000	1,336,763
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	693,000	170,973
*	Beijing Watertek Information Technology Co. Ltd., Class A	246,700	121,155
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	51,200	385,664
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	263,657	374,231
*	Beken Corp., Class A	30,400	122,237
*	Bengang Steel Plates Co. Ltd., Class A	401,600	212,992
*	Bestway Marine & Energy Technology Co. Ltd., Class A	94,000	54,756
*	Billion Industrial Holdings Ltd.	44,000	22,226
	Binhai Investment Co. Ltd.	250,000	51,449
	Binjiang Service Group Co. Ltd.	110,500	240,809
	Black Peony Group Co. Ltd., Class A	264,549	210,191
Ω	Blue Moon Group Holdings Ltd.	1,540,500	421,820
	Blue Sail Medical Co. Ltd., Class A	252,600	241,232
Ω	BOC Aviation Ltd.	557,600	3,429,285
	BOE Varitronix Ltd.	1,052,000	894,707
*	Bohai Leasing Co. Ltd., Class A	1,179,200	385,409
	Bosideng International Holdings Ltd.	11,634,000	4,593,444
	Bright Dairy & Food Co. Ltd., Class A	303,700	391,921
	BrightGene Bio-Medical Technology Co. Ltd., Class A	101,648	534,648

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
††	Brilliance China Automotive Holdings Ltd.	9,658,000	$4,440,113
	B-Soft Co. Ltd., Class A	344,348	338,896
# *	Burning Rock Biotech Ltd., ADR	5,945	5,670
	BYD Electronic International Co. Ltd.	1,315,500	5,491,571
	C C Land Holdings Ltd.	11,910,015	1,918,095
	C&D International Investment Group Ltd.	2,274,373	5,116,814
	C&S Paper Co. Ltd., Class A	239,078	354,927
	Cabbeen Fashion Ltd.	838,000	53,616
	Camel Group Co. Ltd., Class A	275,435	310,086
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	423,800	240,964
	Canny Elevator Co. Ltd., Class A	44,200	47,304
# * Ω	CanSino Biologics, Inc., Class H	18,800	59,357
	Canvest Environmental Protection Group Co. Ltd.	2,476,000	1,198,422
	Capital Environment Holdings Ltd.	15,260,000	218,350
	Castech, Inc., Class A	135,800	476,100
	CCS Supply Chain Management Co. Ltd., Class A	47,900	38,170
	Central China Management Co. Ltd.	1,270,626	56,776
	Central China New Life Ltd.	828,000	228,771
	Central China Securities Co. Ltd., Class H	3,247,000	477,897
	CETC Digital Technology Co. Ltd., Class A	140,100	442,934
	CETC Potevio Science&Technology Co. Ltd., Class A	107,800	338,820
*	CGN Mining Co. Ltd.	5,675,000	931,461
#	CGN New Energy Holdings Co. Ltd.	4,990,000	1,301,478
	CGN Nuclear Technology Development Co. Ltd., Class A	237,100	235,398
	Changchun Faway Automobile Components Co. Ltd., Class A	232,830	292,725
	Changzhou Qianhong Biopharma Co. Ltd., Class A	48,300	35,637
	Chaowei Power Holdings Ltd.	1,665,000	276,683
*	Chen Lin Education Group Holdings Ltd.	372,000	91,261
	Cheng De Lolo Co. Ltd., Class A	256,650	295,823
	Chengdu ALD Aviation Manufacturing Corp., Class A	63,840	163,215
*	Chengdu CORPRO Technology Co. Ltd., Class A	120,100	341,216
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	113,900	211,118
	Chengdu Galaxy Magnets Co. Ltd., Class A	11,400	27,329
	Chengdu Hongqi Chain Co. Ltd., Class A	308,700	217,725
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	193,295	469,174
	Chengdu Kanghua Biological Products Co. Ltd., Class A	32,700	314,371
	Chengdu Leejun Industrial Co. Ltd., Class A	133,700	127,970
	Chengdu Wintrue Holding Co. Ltd., Class A	256,900	293,284
	Chengdu Xingrong Environment Co. Ltd., Class A	913,299	717,463
*	Chengtun Mining Group Co. Ltd., Class A	881,000	548,393
	Chenguang Biotech Group Co. Ltd., Class A	95,000	175,550
	Chengzhi Co. Ltd., Class A	295,000	337,747
	China Aerospace International Holdings Ltd.	8,284,500	354,629
*	China Agri-Products Exchange Ltd.	45,605	500
	China Aircraft Leasing Group Holdings Ltd.	1,416,000	647,824
*	China Anchu Energy Storage Group Ltd.	1,929,000	135,546
	China BlueChemical Ltd., Class H	5,156,000	1,206,602
* Ω	China Bohai Bank Co. Ltd., Class H	4,142,500	608,776
*	China Boton Group Co. Ltd.	182,000	27,164
	China CAMC Engineering Co. Ltd., Class A	332,197	399,112
	China Cinda Asset Management Co. Ltd., Class H	30,720,000	2,987,302
	China Communications Services Corp. Ltd., Class H	8,814,000	3,605,157
*	China Conch Environment Protection Holdings Ltd.	4,071,000	1,001,398
#	China Conch Venture Holdings Ltd.	4,852,000	4,018,296
	China Datang Corp. Renewable Power Co. Ltd., Class H	8,310,000	1,880,142
*	China Daye Non-Ferrous Metals Mining Ltd.	7,294,000	57,542
	China Design Group Co. Ltd., Class A	171,500	179,482
Ω	China Development Bank Financial Leasing Co. Ltd., Class H	214,000	30,037
# * ††	China Dili Group.	12,625,699	199,746

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Dongxiang Group Co. Ltd.	8,517,985	$283,474
# Ω	China East Education Holdings Ltd.	1,231,000	473,040
	China Education Group Holdings Ltd.	3,064,000	2,545,471
	China Electronics Huada Technology Co. Ltd.	2,622,000	426,651
	China Electronics Optics Valley Union Holding Co. Ltd.	7,892,000	353,015
	China Everbright Environment Group Ltd.	12,337,000	4,211,561
Ω	China Everbright Greentech Ltd.	1,802,000	182,244
	China Everbright Ltd.	3,076,000	1,829,928
Ω	China Feihe Ltd.	9,856,000	6,124,242
*	China Financial Services Holdings Ltd.	126,200	4,336
	China Foods Ltd.	4,316,000	1,494,609
	China Gas Holdings Ltd.	7,812,400	7,023,397
	China Glass Holdings Ltd.	3,378,000	324,294
#	China Gold International Resources Corp. Ltd.	776,600	3,295,356
*	China Grand Automotive Services Group Co. Ltd., Class A	1,005,900	264,129
*	China Greenland Broad Greenstate Group Co. Ltd.	4,572,000	71,908
	China Hanking Holdings Ltd.	2,121,000	192,260
	China Harmony Auto Holding Ltd.	2,108,000	183,296
	China Harzone Industry Corp. Ltd., Class A	51,900	53,668
*	China High Speed Railway Technology Co. Ltd., Class A	655,400	211,507
# *	China High Speed Transmission Equipment Group Co. Ltd.	1,554,000	363,470
* †† Ω	China Huarong Asset Management Co. Ltd., Class H	2,576,000	115,334
# ††	China Huiyuan Juice Group Ltd.	3,902,101	174,828
	China International Marine Containers Group Co. Ltd., Class H	3,024,080	1,594,724
#	China Jinmao Holdings Group Ltd.	19,794,757	2,427,961
	China Kepei Education Group Ltd.	1,184,000	311,992
	China Kings Resources Group Co. Ltd., Class A	114,940	487,104
	China Lesso Group Holdings Ltd.	4,093,000	2,197,828
	China Lilang Ltd.	1,561,000	754,464
* Ω	China Literature Ltd.	1,291,600	4,349,437
*	China Longevity Group Co. Ltd.	1,076,350	35,350
* ††	China Maple Leaf Educational Systems Ltd.	7,090,000	60,705
	China Medical System Holdings Ltd.	5,196,500	8,309,710
#	China Meidong Auto Holdings Ltd.	1,584,000	849,485
	China Merchants Land Ltd.	4,634,000	186,803
	China Merchants Port Holdings Co. Ltd.	4,896,107	6,232,419
	China Merchants Property Operation & Service Co. Ltd., Class A	144,100	262,946
# * ††	China Metal Recycling Holdings Ltd.	2,401,686	0
#	China Modern Dairy Holdings Ltd.	10,560,000	1,080,370
	China National Accord Medicines Corp. Ltd., Class A	80,000	314,898
	China National Building Material Co. Ltd., Class H	12,606,000	6,000,398
Ω	China New Higher Education Group Ltd.	1,994,000	497,827
*	China Nonferrous Metal Industry’s Foreign Engineering & Construction Co. Ltd., Class A	507,700	316,407
	China Nonferrous Mining Corp. Ltd.	3,255,000	1,973,711
*	China Oil & Gas Group Ltd.	16,818,000	527,202
	China Oriental Group Co. Ltd.	3,576,000	549,665
	China Overseas Grand Oceans Group Ltd.	6,960,434	2,372,623
	China Overseas Property Holdings Ltd.	4,865,000	4,225,161
#	China Power International Development Ltd.	16,804,333	6,530,760
	China Publishing & Media Co. Ltd., Class A	157,315	182,007
Ω	China Railway Signal & Communication Corp. Ltd., Class H	1,714,000	536,760
	China Railway Tielong Container Logistics Co. Ltd., Class A	220,800	182,936
# *	China Rare Earth Holdings Ltd.	5,364,799	246,867
	China Reinsurance Group Corp., Class H	19,613,000	1,104,145
# * †† Ω	China Renaissance Holdings Ltd.	773,400	269,817
	China Resources Boya Bio-pharmaceutical Group Co. Ltd., Class A	84,000	351,852
	China Resources Cement Holdings Ltd.	8,288,000	2,131,082
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	175,900	412,302

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	China Resources Medical Holdings Co. Ltd.	2,751,000	$1,622,478
Ω	China Resources Pharmaceutical Group Ltd.	5,125,500	3,183,941
#	China Risun Group Ltd.	3,815,000	1,559,819
# *	China Ruyi Holdings Ltd.	17,892,000	4,120,107
*	China Sanjiang Fine Chemicals Co. Ltd.	2,366,000	302,856
	China Science Publishing & Media Ltd., Class A	21,900	77,828
*	China Shanshui Cement Group Ltd.	30,000	2,450
# Ω	China Shengmu Organic Milk Ltd.	9,923,000	380,143
	China Shineway Pharmaceutical Group Ltd.	1,052,200	933,162
*	China Silver Group Ltd.	5,012,000	120,939
#	China South City Holdings Ltd.	18,054,000	957,729
	China State Construction Development Holdings Ltd.	794,000	228,207
	China State Construction International Holdings Ltd.	3,540,000	3,791,834
# *	China Sunshine Paper Holdings Co. Ltd.	1,828,000	593,918
	China Suntien Green Energy Corp. Ltd., Class H	6,264,000	2,178,703
	China Taiping Insurance Holdings Co. Ltd.	4,839,600	4,470,707
	China Testing & Certification International Group Co. Ltd., Class A	217,992	292,397
# *	China Tianrui Group Cement Co. Ltd., Class C	256,000	190,741
*	China Tianying, Inc., Class A	657,100	531,189
#	China Tobacco International HK Co. Ltd.	479,000	620,060
	China Traditional Chinese Medicine Holdings Co. Ltd.	9,954,000	4,904,792
	China Travel International Investment Hong Kong Ltd.	9,487,900	1,687,872
	China Tungsten & Hightech Materials Co. Ltd., Class A	295,840	360,270
	China Water Affairs Group Ltd.	3,782,000	2,393,354
	China West Construction Group Co. Ltd., Class A	240,900	221,873
	China XLX Fertiliser Ltd.	1,865,000	811,079
	China Yongda Automobiles Services Holdings Ltd.	2,866,500	1,100,884
* Ω	China Yuhua Education Corp. Ltd.	5,266,000	404,226
# *	China ZhengTong Auto Services Holdings Ltd.	4,214,000	236,940
	China Zhongwang Holdings Ltd.	8,794,400	354,012
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	105,400	117,881
	Chinasoft International Ltd.	9,242,000	6,705,229
# *	Chindata Group Holdings Ltd., ADR	41,217	366,007
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	234,100	370,351
	Chongqing Department Store Co. Ltd., Class A	99,800	368,618
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	176,100	294,141
	Chongqing Gas Group Corp. Ltd., Class A	245,800	225,392
*	Chongqing Iron & Steel Co. Ltd., Class H	450,000	46,021
	Chongqing Machinery & Electric Co. Ltd., Class H	3,360,000	236,562
	Chongqing Rural Commercial Bank Co. Ltd., Class H	7,096,000	2,686,412
	Chongqing Sanfeng Environment Group Corp. Ltd., Class A	231,826	246,535
	Chongqing Zaisheng Technology Corp. Ltd., Class A	228,220	137,919
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	392,137	342,513
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	283,310	216,950
	CIFI Ever Sunshine Services Group Ltd.	2,626,000	433,091
	CIMC Enric Holdings Ltd.	2,856,000	2,423,872
Ω	CIMC Vehicles Group Co. Ltd., Class H	239,500	173,830
	CITIC Resources Holdings Ltd.	9,324,600	387,538
	City Development Environment Co. Ltd., Class A	161,100	242,205
*	Citychamp Watch & Jewellery Group Ltd.	7,168,000	1,124,684
*	CMGE Technology Group Ltd.	4,176,000	700,508
	CMST Development Co. Ltd., Class A	585,300	409,082
# *	CNFinance Holdings Ltd., ADR	46,226	116,027
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	289,140	316,015
	COFCO Biotechnology Co. Ltd., Class A	365,800	341,126
*	COFCO Joycome Foods Ltd.	8,445,000	1,965,524
	COFCO Sugar Holding Co. Ltd., Class A	210,800	247,215
	Comba Telecom Systems Holdings Ltd.	6,422,001	730,291

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Concord New Energy Group Ltd.	25,104,964	$2,055,827
	Consun Pharmaceutical Group Ltd.	2,208,000	1,298,705
	Contec Medical Systems Co. Ltd., Class A	55,900	167,106
*	Continental Aerospace Technologies Holding Ltd.	17,219,722	156,537
	COSCO SHIPPING Development Co. Ltd., Class H	13,503,000	1,380,805
	COSCO SHIPPING International Hong Kong Co. Ltd.	3,373,000	1,276,279
	COSCO SHIPPING Ports Ltd.	5,541,121	3,342,912
	CPMC Holdings Ltd.	2,382,000	1,827,246
	CQ Pharmaceutical Holding Co. Ltd., Class A	375,000	263,581
# *	Crazy Sports Group Ltd.	10,687,579	147,595
	Crystal Clear Electronic Material Co. Ltd., Class A	270,099	392,100
	CSG Holding Co. Ltd., Class A	344,300	254,517
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	149,080	616,093
	CSSC Hong Kong Shipping Co. Ltd.	3,404,000	600,874
	CTS International Logistics Corp. Ltd., Class A	305,720	302,652
* ††	CWT International Ltd.	24,080,000	70,776
*	Da Ming International Holdings Ltd.	880,000	130,260
	Daan Gene Co. Ltd., Class A	294,060	391,815
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	476,300	297,668
	Dalipal Holdings Ltd.	1,198,000	682,514
	Datang International Power Generation Co. Ltd., Class H	8,602,000	1,298,221
	Dawnrays Pharmaceutical Holdings Ltd.	3,551,886	509,626
	Dazzle Fashion Co. Ltd., Class A	35,628	68,483
	DBG Technology Co. Ltd., Class A	195,083	812,612
	DeHua TB New Decoration Materials Co. Ltd., Class A	193,916	251,908
*	Deppon Logistics Co. Ltd., Class A	87,500	178,849
	Dian Diagnostics Group Co. Ltd., Class A	135,159	425,017
	Digital China Holdings Ltd.	2,073,500	569,068
	Digital China Information Service Group Co. Ltd., Class A	249,064	415,503
	Dongfang Electronics Co. Ltd., Class A	276,400	285,799
	Dongfeng Motor Group Co. Ltd., Class H	8,868,000	3,903,908
	Dongguan Aohai Technology Co. Ltd., Class A	64,200	336,173
	Dongguan Development Holdings Co. Ltd., Class A	234,900	289,762
	Dongyue Group Ltd.	5,335,000	4,249,589
*	DouYu International Holdings Ltd., ADR	456,137	393,053
	Dynagreen Environmental Protection Group Co. Ltd., Class H	1,206,000	357,817
# * Ω	East Buy Holding Ltd.	1,215,000	4,956,596
	East Group Co. Ltd., Class A	579,400	507,936
	E-Commodities Holdings Ltd.	3,824,000	660,388
	Edan Instruments, Inc., Class A	141,500	207,013
	Edifier Technology Co. Ltd., Class A	143,600	319,847
	Edvantage Group Holdings Ltd.	873,516	274,474
	EEKA Fashion Holdings Ltd.	660,500	1,201,987
	EIT Environmental Development Group Co. Ltd., Class A	31,978	65,813
	Electric Connector Technology Co. Ltd., Class A	85,813	488,039
	Elion Energy Co. Ltd., Class A	780,761	292,538
	Era Co. Ltd., Class A	306,500	222,437
	Essex Bio-technology Ltd.	871,000	311,464
	Eternal Asia Supply Chain Management Ltd., Class A	640,400	383,527
#	EVA Precision Industrial Holdings Ltd.	3,272,435	326,475
*	EverChina International Holdings Co. Ltd.	13,660,000	207,753
#* Ω	Everest Medicines Ltd.	447,500	1,590,346
*	Fangda Special Steel Technology Co. Ltd., Class A	575,000	390,532
# *	Fanhua, Inc., Sponsored ADR	153,245	1,006,820
	Far East Horizon Ltd.	4,321,000	3,040,413
	FAWER Automotive Parts Co. Ltd., Class A	398,800	286,830
	Fibocom Wireless, Inc., Class A	160,420	455,262
*	FIH Mobile Ltd.	10,029,000	744,382
	Financial Street Holdings Co. Ltd., Class A	607,398	341,789

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	FinVolution Group, ADR	376,583	$1,781,238
	First Tractor Co. Ltd., Class H	1,033,176	523,178
	Foryou Corp., Class A	89,700	408,086
	Fosun International Ltd.	5,134,500	3,076,287
*	Founder Holdings Ltd.	160,000	9,816
	Fu Shou Yuan International Group Ltd.	4,353,000	2,922,450
#	Fufeng Group Ltd.	6,291,600	3,267,683
# * ††	Fuguiniao Co. Ltd.	1,930,000	0
	Fujian Boss Software Development Co. Ltd., Class A	208,792	406,132
	Fujian Longking Co. Ltd., Class A	20,300	41,144
	Fujian Star-net Communication Co. Ltd., Class A	134,073	331,190
*	Fullshare Holdings Ltd.	41,672,500	69,347
	Fulu Holdings Ltd.	243,500	91,027
*	Funshine Culture Group Co. Ltd., Class A	24,400	163,911
*	Fusen Pharmaceutical Co. Ltd.	141,000	27,121
	Gansu Energy Chemical Co. Ltd., Class A	214,700	94,331
*	Gansu Qilianshan Cement Group Co. Ltd., Class A	181,333	269,084
	Gansu Shangfeng Cement Co. Ltd., Class A	235,561	281,153
*	GCL New Energy Holdings Ltd.	1,322,100	72,728
*	GDS Holdings Ltd., Class A	2,922,100	3,722,587
	Gemdale Properties & Investment Corp. Ltd.	18,690,000	553,694
Ω	Genertec Universal Medical Group Co. Ltd.	2,784,000	1,413,687
*	Genimous Technology Co. Ltd., Class A	300,115	330,965
	Geovis Technology Co. Ltd., Class A	38,985	262,865
	GEPIC Energy Development Co. Ltd., Class A	373,900	286,347
	Getein Biotech, Inc., Class A	128,496	200,732
*	Glorious Property Holdings Ltd.	11,042,501	14,001
*	Glory Health Industry Ltd.	3,428,000	34,343
Ω	Golden Throat Holdings Group Co. Ltd.	863,500	296,811
	GoldenHome Living Co. Ltd., Class A	38,792	138,500
	Goldenmax International Group Ltd., Class A	183,600	243,410
	Goldlion Holdings Ltd.	211,962	27,694
	Goldpac Group Ltd.	1,007,000	180,210
	Goldwind Science & Technology Co. Ltd., Class H	2,274,400	1,085,172
# *	GOME Retail Holdings Ltd.	34,090,000	156,922
*	Gosuncn Technology Group Co. Ltd., Class A	48,600	28,886
*	Grand Baoxin Auto Group Ltd.	1,851,992	45,659
	Grand Pharmaceutical Group Ltd., Class L	3,932,500	2,113,996
	Grandblue Environment Co. Ltd., Class A	54,900	133,505
*	Grandjoy Holdings Group Co. Ltd., Class A	387,500	184,225
*	Greatview Aseptic Packaging Co. Ltd.	2,495,000	635,368
*	Gree Real Estate Co. Ltd., Class A	408,600	398,001
	Greentown China Holdings Ltd.	3,230,648	3,134,183
Ω	Greentown Management Holdings Co. Ltd.	2,049,000	1,510,008
	Greentown Service Group Co. Ltd.	4,890,000	1,907,235
	GRG Metrology & Test Group Co. Ltd., Class A	132,900	255,548
	Grinm Advanced Materials Co. Ltd., Class A	153,300	262,996
	Guangdong Advertising Group Co. Ltd., Class A	355,200	245,525
	Guangdong Aofei Data Technology Co. Ltd., Class A	228,139	275,875
	Guangdong Baolihua New Energy Stock Co. Ltd., Class A	528,800	349,869
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	353,600	361,292
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	455,500	287,001
	Guangdong Dongpeng Holdings Co. Ltd., Class A	203,200	250,111
	Guangdong Dowstone Technology Co. Ltd., Class A	142,600	222,654
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	106,800	321,758
	Guangdong Hongda Holdings Group Co. Ltd., Class A	90,300	265,748
	Guangdong Hybribio Biotech Co. Ltd., Class A	157,856	198,358
#	Guangdong Investment Ltd.	8,462,000	5,774,314

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	54,800	$366,765
	Guangdong Land Holdings Ltd.	1,456,800	111,684
	Guangdong Provincial Expressway Development Co. Ltd., Class A	377,087	416,767
*	Guangdong Shirongzhaoye Co. Ltd., Class A	157,500	143,024
	Guangdong South New Media Co. Ltd., Class A	56,100	278,572
	Guangdong Tapai Group Co. Ltd., Class A	289,700	298,610
	Guangdong Topstar Technology Co. Ltd., Class A	18,800	37,391
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	179,030	410,503
	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	585,200	232,129
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	167,803	420,923
*	Guangshen Railway Co. Ltd., Class H	4,742,000	848,089
	Guangxi Liugong Machinery Co. Ltd., Class A	494,020	433,642
	Guangxi LiuYao Group Co. Ltd., Class A	42,080	119,323
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	86,900	31,720
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	456,000	1,213,099
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	84,400	355,821
	Guangzhou Jet Biofiltration Co. Ltd., Class A	11,490	27,825
	Guangzhou KDT Machinery Co. Ltd., Class A	76,498	188,633
	Guangzhou Restaurant Group Co. Ltd., Class A	121,741	353,583
	Guangzhou Wondfo Biotech Co. Ltd., Class A	109,300	393,162
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	34,700	68,922
*	Guizhou Bailing Group Pharmaceutical Co. Ltd., Class A	286,300	329,302
	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	182,600	257,658
	Guizhou Panjiang Refined Coal Co. Ltd., Class A	483,496	402,553
	Guizhou Xinbang Pharmaceutical Co. Ltd., Class A	472,400	314,983
	Guizhou Zhenhua E-chem, Inc., Class A	106,771	339,737
*	Guolian Securities Co. Ltd., Class H	1,395,500	605,608
*	Guosheng Financial Holding, Inc., Class A	92,900	126,159
# * Ω	Haichang Ocean Park Holdings Ltd.	10,334,000	1,321,074
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	6,920	16,137
	Hainan Haide Capital Management Co. Ltd., Class A	58,200	95,607
# *	Hainan Meilan International Airport Co. Ltd., Class H	663,000	537,667
	Hainan Poly Pharm Co. Ltd., Class A	103,800	449,420
	Hainan Strait Shipping Co. Ltd., Class A	474,150	366,619
	Haitian International Holdings Ltd.	2,453,000	5,851,832
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	2,290,000	263,314
	Hand Enterprise Solutions Co. Ltd., Class A	232,000	264,091
	Hangxiao Steel Structure Co. Ltd., Class A	584,208	275,672
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	57,900	191,156
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	29,539	160,638
	Hangzhou Onechance Tech Corp., Class A	55,570	180,473
* Ω	Harbin Bank Co. Ltd., Class H	1,742,000	52,773
	Harbin Boshi Automation Co. Ltd., Class A	272,200	487,715
	Harbin Electric Co. Ltd., Class H	2,083,413	599,285
*	Harbin Pharmaceutical Group Co. Ltd., Class A	511,600	254,572
# * ††	Harmonicare Medical Holdings Ltd.	2,321,000	0
	HBIS Resources Co. Ltd., Class A	151,000	337,906
#* Ω	HBM Holdings Ltd.	1,129,000	204,019
	Health & Happiness H&H International Holdings Ltd.	743,500	840,594
*	Healthcare Co. Ltd., Class A	16,300	22,599
	Hefei Urban Construction Development Co. Ltd., Class A	241,200	226,510
	Hello Group, Inc., Sponsored ADR	461,594	3,268,086
	Henan Lingrui Pharmaceutical Co., Class A	160,300	346,640
	Henan Mingtai Al Industrial Co. Ltd., Class A	220,200	369,837
	Henan Pinggao Electric Co. Ltd., Class A	214,600	317,892
	Henan Thinker Automatic Equipment Co. Ltd., Class A	9,600	20,594
*	Henan Yicheng New Energy Co. Ltd., Class A	532,700	347,466
	Henan Yuguang Gold & Lead Co. Ltd., Class A	254,900	215,209
*	Henan Yuneng Holdings Co. Ltd., Class A	356,500	236,405

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Henan Zhongyuan Expressway Co. Ltd., Class A	329,223	$160,615
	Hengan International Group Co. Ltd.	2,167,000	7,257,928
*	Hengdeli Holdings Ltd.	12,009,399	214,790
	Hexing Electrical Co. Ltd., Class A	181,690	563,907
*	Hi Sun Technology China Ltd.	6,168,000	401,946
	Hisense Home Appliances Group Co. Ltd., Class H	1,502,000	4,134,375
*	Holitech Technology Co. Ltd., Class A	754,000	340,028
	Homeland Interactive Technology Ltd.	50,000	14,250
*	Hongda Xingye Co. Ltd., Class A	801,900	151,565
*	Honghua Group Ltd.	7,898,000	119,244
* Ω	Honworld Group Ltd.	1,105,500	69,046
* Ω	Hope Education Group Co. Ltd.	9,490,000	558,987
*	Hopson Development Holdings Ltd.	4,119,115	2,411,880
# * Ω	Hua Hong Semiconductor Ltd.	1,861,000	4,581,936
*	Hua Yin International Holdings Ltd.	960,000	19,386
	Huaan Securities Co. Ltd., Class A	195,566	129,130
	Huabao Flavours & Fragrances Co. Ltd., Class A	67,886	206,626
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	430,900	309,979
*	Huafu Fashion Co. Ltd., Class A	430,752	210,853
# *	Huanxi Media Group Ltd.	1,820,000	167,372
	Huapont Life Sciences Co. Ltd., Class A	468,600	311,335
	Huaxin Cement Co. Ltd., Class H	220,300	210,087
#	Huazhong In-Vehicle Holdings Co. Ltd.	1,984,000	615,871
	Hubei Biocause Pharmaceutical Co. Ltd., Class A	545,769	232,730
	Huishang Bank Corp. Ltd., Class H	34,000	10,257
	Hunan Aihua Group Co. Ltd., Class A	94,287	294,930
	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	501,400	239,215
	Hunan Gold Corp. Ltd., Class A	289,800	461,960
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	342,000	265,297
	Hunan Zhongke Electric Co. Ltd., Class A	153,100	223,537
*	HUYA, Inc., ADR.	281,056	879,705
Ω	Hygeia Healthcare Holdings Co. Ltd., Class C	1,068,800	6,453,486
*	Hytera Communications Corp. Ltd., Class A	445,900	383,847
*	HyUnion Holding Co. Ltd., Class A	272,100	253,261
*	IAT Automobile Technology Co. Ltd., Class A	129,500	279,320
* Ω	iDreamSky Technology Holdings Ltd.	99,200	32,269
Ω	IMAX China Holding, Inc.	386,000	355,902
	Infore Environment Technology Group Co. Ltd., Class A	358,700	239,259
# Ω	Ingdan, Inc.	1,853,000	295,299
*	Inkeverse Group Ltd.	497,000	44,588
*	INKON Life Technology Co. Ltd., Class A	77,600	109,116
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd., Class A	146,400	71,829
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	266,600	341,332
* Ω	InnoCare Pharma Ltd.	1,453,000	1,147,060
	Innuovo Technology Co. Ltd., Class A	364,600	302,589
	Inspur Digital Enterprise Technology Ltd.	1,842,000	480,922
	Intco Medical Technology Co. Ltd., Class A	145,227	438,185
#	Intron Technology Holdings Ltd.	811,000	294,593
# *	iQIYI, Inc., ADR.	784,425	3,655,421
	IVD Medical Holding Ltd.	291,000	67,354
	Jack Technology Co. Ltd., Class A	117,400	335,950
# * Ω	Jacobio Pharmaceuticals Group Co. Ltd.	514,800	251,794
	Jade Bird Fire Co. Ltd., Class A	151,784	334,601
	Jafron Biomedical Co. Ltd., Class A	7,600	24,579
	Jenkem Technology Co. Ltd., Class A	14,415	244,423
	JH Educational Technology, Inc.	1,052,000	121,650
	Jiajiayue Group Co. Ltd., Class A	136,899	206,667
	Jiangling Motors Corp. Ltd., Class A	152,600	339,772
	Jiangsu Azure Corp., Class A	243,600	307,993

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Jiangsu Bioperfectus Technologies Co. Ltd., Class A	6,494	$46,951
*	Jiangsu Canlon Building Materials Co. Ltd., Class A	26,000	43,985
	Jiangsu Cnano Technology Co. Ltd., Class A	78,960	315,396
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	131,200	242,843
	Jiangsu Expressway Co. Ltd., Class H	1,498,000	1,361,896
	Jiangsu Guomao Reducer Co. Ltd., Class A	118,800	255,697
	Jiangsu Guotai International Group Co. Ltd., Class A	423,995	446,209
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	38,700	343,127
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	136,800	185,152
	Jiangsu Huahong Technology Stock Co. Ltd., Class A	139,100	184,480
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	791,520	397,078
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	121,700	292,349
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	82,740	189,779
	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	144,820	334,862
	Jiangsu Linyang Energy Co. Ltd., Class A	415,500	378,398
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	192,952	279,328
	Jiangsu Shagang Co. Ltd., Class A	515,400	283,209
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	258,600	311,263
	Jiangsu Sidike New Material Science & Technology Co. Ltd., Class A	105,157	243,964
	Jiangsu Sopo Chemical Co., Class A	213,701	215,179
	Jiangsu ToLand Alloy Co. Ltd., Class A	72,735	307,780
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	690,310	397,118
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	115,700	41,114
	Jiangxi Bank Co. Ltd., Class H	325,000	31,615
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	95,400	137,856
	Jiangxi Huangshanghuang Group Food Co. Ltd., Class A	13,600	20,536
	Jiangxi Wannianqing Cement Co. Ltd., Class A	200,030	202,328
	Jiangxi Xinyu Guoke Technology Co. Ltd., Class A	6,000	22,580
	Jiangzhong Pharmaceutical Co. Ltd., Class A	196,640	541,124
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	299,034	234,150
	Jiayou International Logistics Co. Ltd., Class A	94,056	222,349
*	Jilin Chemical Fibre, Class A	532,702	221,373
	Jilin Electric Power Co. Ltd., Class A	584,300	373,893
*	Jilin Jiutai Rural Commercial Bank Corp. Ltd., Class H	133,703	34,772
#	Jinchuan Group International Resources Co. Ltd.	7,895,000	480,729
	Jingjin Equipment, Inc., Class A	92,400	290,410
	Jinhui Liquor Co. Ltd., Class A	111,000	417,032
# *	Jinke Smart Services Group Co. Ltd., Class H	239,700	239,230
# *	JinkoSolar Holding Co. Ltd., ADR	141,757	4,619,861
	Jinmao Property Services Co. Ltd.	122,779	33,388
	Jinneng Holding Shanxi Coal Industry Co. Ltd., Class A	260,220	419,446
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	538,000	225,213
	Jinneng Science&Technology Co. Ltd., Class A	214,500	241,579
	Jinyu Bio-Technology Co. Ltd., Class A	44,400	56,763
Ω	Jiumaojiu International Holdings Ltd.	3,046,000	3,314,405
	Jiuzhitang Co. Ltd., Class A	287,600	416,775
	JNBY Design Ltd.	642,000	782,084
	Joinn Laboratories China Co. Ltd., Class A	99,000	362,710
	Jointo Energy Investment Co. Ltd. Hebei, Class A	676,496	491,267
	Joy City Property Ltd.	15,908,000	502,185
*	Joy Spreader Group, Inc.	3,229,000	81,714
	Joyoung Co. Ltd., Class A	158,340	288,972
# Ω	JS Global Lifestyle Co. Ltd.	4,529,500	713,354
	JSTI Group, Class A	316,688	241,232
	Ju Teng International Holdings Ltd.	3,672,000	527,758
# * Ω	JW Cayman Therapeutics Co. Ltd.	467,500	127,355
*	JY Grandmark Holdings Ltd.	431,000	63,198
	Kaishan Group Co. Ltd., Class A	216,100	415,785
* Ω	Kangda International Environmental Co. Ltd.	467,000	13,977

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Kangji Medical Holdings Ltd.	886,500	$728,159
*	Kasen International Holdings Ltd.	2,239,000	72,161
	Kehua Data Co. Ltd., Class A	102,200	391,019
	Keshun Waterproof Technologies Co. Ltd., Class A	259,840	241,555
*	Kidswant Children Products Co. Ltd., Class A	150,900	177,996
	Kinetic Development Group Ltd.	2,032,000	122,098
	Kingboard Holdings Ltd.	2,602,421	6,337,610
#	Kingboard Laminates Holdings Ltd.	3,720,000	3,488,583
	KingClean Electric Co. Ltd., Class A	73,640	231,352
# *	Kingsoft Cloud Holdings Ltd.	2,408,000	769,064
	Kingsoft Corp. Ltd.	3,176,200	11,083,278
#* Ω	Kintor Pharmaceutical Ltd.	517,000	173,157
*	Ko Yo Chemical Group Ltd.	808,000	8,593
*	Konka Group Co. Ltd., Class A	373,684	216,102
	KPC Pharmaceuticals, Inc., Class A	259,500	757,350
	Kunlun Energy Co. Ltd.	8,932,000	7,441,280
	Kunshan Dongwei Technology Co. Ltd., Class A	42,256	300,681
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	87,520	407,485
# *	KWG Group Holdings Ltd.	4,971,450	477,321
*	KWG Living Group Holdings Ltd.	3,815,225	231,291
*	Lakala Payment Co. Ltd., Class A	162,100	384,229
*	Lancy Co. Ltd., Class A	115,100	342,599
	Lanzhou Lishang Guochao Industrial Group Co. Ltd., Class A	16,100	11,947
	Laobaixing Pharmacy Chain JSC, Class A	143,900	499,344
	Lee & Man Chemical Co. Ltd.	780,785	307,319
	Lee & Man Paper Manufacturing Ltd.	4,258,000	1,212,718
	Lee’s Pharmaceutical Holdings Ltd.	1,146,000	178,495
Ω	Legend Holdings Corp., Class H	1,781,100	1,588,190
*	Leo Group Co. Ltd., Class A	1,533,542	463,220
	LexinFintech Holdings Ltd., ADR	277,676	506,759
	Leyard Optoelectronic Co. Ltd., Class A	515,300	432,180
	Lianhe Chemical Technology Co. Ltd., Class A	220,700	234,932
*	Liao Ning Oxiranchem, Inc., Class A	173,300	168,543
	Liaoning Port Co. Ltd., Class H	650,000	53,166
	Lier Chemical Co. Ltd., Class A	168,180	277,226
*	Lifestyle China Group Ltd.	287,500	29,850
*	Lifetech Scientific Corp.	14,894,000	4,576,153
*	Lingyuan Iron & Steel Co. Ltd., Class A	362,302	113,430
*	Liuzhou Iron & Steel Co. Ltd., Class A	283,680	134,615
	Livzon Pharmaceutical Group, Inc., Class H	641,903	1,898,367
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	134,100	408,551
#	LK Technology Holdings Ltd.	1,704,000	1,465,725
	Loncin Motor Co. Ltd., Class A	261,400	198,375
	Longhua Technology Group Luoyang Co. Ltd., Class A	209,700	206,576
	Lonking Holdings Ltd.	7,507,000	1,159,687
	Luenmei Quantum Co. Ltd., Class A	311,012	249,997
	Luolai Lifestyle Technology Co. Ltd., Class A	126,340	172,430
	Luoniushan Co. Ltd., Class A	204,728	162,841
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	276,300	225,350
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	75,600	381,913
*	Lushang Freda Pharmaceutical Co. Ltd., Class A	183,000	273,466
# * Ω	Luye Pharma Group Ltd.	6,628,000	3,211,311
# *	LVGEM China Real Estate Investment Co. Ltd.	1,136,000	127,355
	Maanshan Iron & Steel Co. Ltd., Class H	4,134,048	681,761
	Maccura Biotechnology Co. Ltd., Class A	148,861	320,105
* Ω	Maoyan Entertainment	1,122,400	1,348,708
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	101,325	316,949
Ω	Meitu, Inc.	5,517,500	2,213,192
	M-Grass Ecology & Environment Group Co. Ltd., Class A	402,300	232,292

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
Ω	Midea Real Estate Holding Ltd.	674,400	$461,363
	Milkyway Chemical Supply Chain Service Co. Ltd., Class A	34,400	305,753
	Min Xin Holdings Ltd.	568,000	205,209
# *	Ming Yuan Cloud Group Holdings Ltd.	2,420,000	1,011,885
*	Mingfa Group International Co. Ltd.	3,979,000	92,255
	MINISO Group Holding Ltd.	86,400	555,567
*	Minmetals Land Ltd.	6,848,000	270,920
	Minth Group Ltd.	2,797,000	6,243,537
	MLS Co. Ltd., Class A	322,200	408,735
*	MMG Ltd.	10,138,999	2,989,821
* Ω	Mobvista, Inc.	592,000	238,076
	Monalisa Group Co. Ltd., Class A	93,400	192,976
* ††	Nan Hai Corp. Ltd.	24,100,000	20,327
*	NanJi E-Commerce Co. Ltd., Class A	593,800	277,033
	Nanjing Hanrui Cobalt Co. Ltd., Class A	67,100	279,920
*	Nanjing Sample Technology Co. Ltd., Class H	111,500	22,663
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	161,500	169,983
	Nantong Jianghai Capacitor Co. Ltd., Class A	185,880	436,623
	NetDragon Websoft Holdings Ltd.	834,500	1,482,754
	New Hope Dairy Co. Ltd., Class A	117,400	213,840
* Ω	New Horizon Health Ltd.	172,000	418,226
*	New World Department Store China Ltd.	1,460,462	93,297
*	Newborn Town, Inc.	618,000	182,786
	Nexteer Automotive Group Ltd.	2,954,000	1,424,040
	Nine Dragons Paper Holdings Ltd.	5,521,000	3,142,990
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	39,900	147,326
	Ningbo Huaxiang Electronic Co. Ltd., Class A	192,238	341,260
	Ningbo Yunsheng Co. Ltd., Class A	187,000	177,561
# *	Niu Technologies, Sponsored ADR	109,628	236,796
#	Noah Holdings Ltd., Sponsored ADR	82,475	943,514
	Norinco International Cooperation Ltd., Class A	234,986	365,898
	North Huajin Chemical Industries Co. Ltd., Class A	401,100	321,099
	Northeast Pharmaceutical Group Co. Ltd., Class A	94,503	70,484
	Northking Information Technology Co. Ltd., Class A	111,452	283,022
	NSFOCUS Technologies Group Co. Ltd., Class A	170,312	213,145
	Ocean’s King Lighting Science & Technology Co. Ltd., Class A	152,680	166,364
* Ω	Ocumension Therapeutics	623,000	613,394
	Olympic Circuit Technology Co. Ltd., Class A	123,835	301,421
	Opple Lighting Co. Ltd., Class A	87,030	232,247
	ORG Technology Co. Ltd., Class A	627,920	383,732
*	Orient Group, Inc., Class A	847,900	260,865
*	Oriental Energy Co. Ltd., Class A	345,700	497,390
*	Overseas Chinese Town Asia Holdings Ltd.	128,183	5,396
	Pacific Online Ltd.	1,650,365	98,152
*	Pacific Securities Co. Ltd., Class A	64,271	33,040
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	157,858	516,848
	PAX Global Technology Ltd.	2,495,000	1,722,185
*	PCI Technology Group Co. Ltd., Class A	453,340	354,793
* Ω	Peijia Medical Ltd.	1,283,000	1,214,877
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	1,346,100	303,794
	Perennial Energy Holdings Ltd.	1,325,000	140,622
	PharmaBlock Sciences Nanjing, Inc., Class A	46,600	287,737
Ω	Pharmaron Beijing Co. Ltd., Class H	216,700	517,291
	PhiChem Corp., Class A	130,926	317,147
*	Phoenix Media Investment Holdings Ltd.	396,000	10,411
# * Ω	Ping An Healthcare & Technology Co. Ltd.	1,708,800	3,991,636
	PNC Process Systems Co. Ltd., Class A	92,400	352,238
	Poly Property Group Co. Ltd.	7,050,500	1,451,102
	Poly Property Services Co. Ltd., Class H	470,000	1,844,517

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Pony Testing International Group Co. Ltd., Class A	106,370	$194,317
# Ω	Pop Mart International Group Ltd.	1,315,800	3,632,282
	Pou Sheng International Holdings Ltd.	7,560,806	646,939
#	Prinx Chengshan Holdings Ltd.	149,000	124,144
# *	Productive Technologies Co. Ltd.	1,938,000	185,865
	PW Medtech Group Ltd.	1,342,000	128,381
# *	Q Technology Group Co. Ltd.	1,578,000	797,758
	Qianhe Condiment & Food Co. Ltd., Class A	94,800	229,975
	Qifu Technology, Inc., ADR	333,582	4,933,678
	Qingdao East Steel Tower Stock Co. Ltd., Class A	291,200	283,892
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	116,722	232,159
	Qingdao Gon Technology Co. Ltd., Class A	68,700	197,626
	Qingdao Haier Biomedical Co. Ltd., Class A	69,243	345,843
	Qingdao Hanhe Cable Co. Ltd., Class A	822,100	432,489
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	98,514	220,867
Ω	Qingdao Port International Co. Ltd., Class H	439,000	219,301
*	Qingdao Rural Commercial Bank Corp., Class A	551,400	204,307
	Qingdao Topscomm Communication, Inc., Class A	159,100	195,734
*	Qingling Motors Co. Ltd., Class H	2,760,000	197,835
	Qinhuangdao Port Co. Ltd., Class H	2,156,500	355,803
	QuakeSafe Technologies Co. Ltd., Class A	57,100	146,869
*	Qudian, Inc., Sponsored ADR	96,525	162,162
	Quectel Wireless Solutions Co. Ltd., Class A	56,000	365,816
# *	Radiance Holdings Group Co. Ltd.	90,000	37,373
	Rainbow Digital Commercial Co. Ltd., Class A	296,050	218,996
# Ω	Red Star Macalline Group Corp. Ltd., Class H	1,475,520	465,702
# * †† Ω	Redco Properties Group Ltd.	5,362,000	685,218
	Renhe Pharmacy Co. Ltd., Class A	409,700	386,959
	Rianlon Corp., Class A	50,450	218,221
	Richinfo Technology Co. Ltd., Class A	43,700	133,906
*	RiseSun Real Estate Development Co. Ltd., Class A	982,152	265,227
	Riyue Heavy Industry Co. Ltd., Class A	173,600	334,023
*	Road King Infrastructure Ltd.	375,000	72,812
	Rongan Property Co. Ltd., Class A	458,000	174,004
*	Roshow Technology Co. Ltd., Class A	408,600	375,767
	Ruida Futures Co. Ltd., Class A	68,700	145,399
	Runjian Co. Ltd., Class A	30,200	172,087
	Sanquan Food Co. Ltd., Class A	126,500	252,901
	Sansteel Minguang Co. Ltd. Fujian, Class A	582,194	376,339
	Sansure Biotech, Inc., Class A	114,174	261,101
*	Sanxiang Impression Co. Ltd., Class A	36,100	17,927
	Sany Heavy Equipment International Holdings Co. Ltd.	4,208,000	5,527,695
# *	Seazen Group Ltd.	7,922,571	1,285,748
#	S-Enjoy Service Group Co. Ltd.	851,000	409,029
*	Shaanxi Construction Machinery Co. Ltd., Class A	33,100	18,269
	ShaanXi Provincial Natural Gas Co. Ltd., Class A	267,690	260,941
	Shandong Bohui Paper Industrial Co. Ltd., Class A	311,403	295,940
*	Shandong Chenming Paper Holdings Ltd., Class H	1,649,750	483,699
	Shandong Dawn Polymer Co. Ltd., Class A	100,100	185,755
	Shandong Dongyue Organosilicon Material Co. Ltd., Class A	262,400	305,352
	Shandong Head Group Co. Ltd., Class A	79,160	183,320
	Shandong Hi-Speed New Energy Group Ltd.	1,223,371	398,126
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	363,600	289,839
*	Shandong Humon Smelting Co. Ltd., Class A	230,600	366,822
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	68,200	171,564
*	Shandong Longda Meishi Co. Ltd., Class A	85,731	88,476
	Shandong Pharmaceutical Glass Co. Ltd., Class A	58,843	222,306
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	7,160,000	6,645,852
	Shandong Xiantan Co. Ltd., Class A	46,800	46,564

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
#	Shandong Xinhua Pharmaceutical Co. Ltd., Class H	582,400	$422,018
*	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	214,300	298,796
	Shanghai AJ Group Co. Ltd., Class A	395,200	281,565
	Shanghai AtHub Co. Ltd., Class A	109,060	296,138
	Shanghai Baolong Automotive Corp., Class A	45,200	396,103
	Shanghai Belling Co. Ltd., Class A	91,046	196,108
	Shanghai Chinafortune Co. Ltd., Class A	130,300	219,181
	Shanghai Environment Group Co. Ltd., Class A	48,200	62,385
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	856,000	1,618,037
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	833,000	270,561
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	48,900	315,074
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	21,500	74,573
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	98,000	313,598
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	102,600	539,818
	Shanghai Industrial Holdings Ltd.	1,465,000	1,792,606
	Shanghai Industrial Urban Development Group Ltd.	4,993,000	220,235
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	179,421	275,383
	Shanghai Kindly Medical Instruments Co. Ltd., Class H	98,000	353,619
	Shanghai Liangxin Electrical Co. Ltd., Class A	247,265	320,758
	Shanghai Maling Aquarius Co. Ltd., Class A	41,700	39,780
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	39,400	67,384
	Shanghai Medicilon, Inc., Class A	27,711	271,356
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	15,743	418,451
	Shanghai Pioneer Holding Ltd.	1,781,000	439,114
	Shanghai Pudong Construction Co. Ltd., Class A	391,992	347,945
	Shanghai QiFan Cable Co. Ltd., Class A	60,400	159,488
	Shanghai Runda Medical Technology Co. Ltd., Class A	110,100	297,212
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	209,733	295,075
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	81,500	408,802
	Shanghai Stonehill Technology Co. Ltd., Class A	742,100	284,296
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	160,800	218,785
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	184,300	269,964
	Shanghai Wanye Enterprises Co. Ltd., Class A	149,800	370,677
	Shanghai Yaoji Technology Co. Ltd., Class A	51,400	163,184
	Shanghai Yongguan Adhesive Products Corp. Ltd., Class A	26,000	50,725
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	380,400	253,816
	Shanxi Blue Flame Holding Co. Ltd., Class A	370,000	392,316
	Shanxi Coking Co. Ltd., Class A	489,417	338,559
	Shanxi Lanhua Sci-Tech Venture Co. Ltd., Class A	226,750	283,029
*	Shanying International Holding Co. Ltd., Class A	1,075,215	321,978
*	Shengda Resources Co. Ltd., Class A	221,907	385,908
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	29,540	657,071
	Shenzhen Agricultural Products Group Co. Ltd., Class A	420,332	376,852
*	Shenzhen Airport Co. Ltd., Class A	506,600	468,604
	Shenzhen Aisidi Co. Ltd., Class A	301,700	320,662
	Shenzhen Center Power Tech Co. Ltd., Class A	86,400	169,888
	Shenzhen Cereals Holdings Co. Ltd., Class A	158,300	156,906
	Shenzhen Changhong Technology Co. Ltd., Class A	123,800	315,909
	Shenzhen Colibri Technologies Co. Ltd., Class A	87,400	194,220
	Shenzhen Das Intellitech Co. Ltd., Class A	532,611	230,147
	Shenzhen Desay Battery Technology Co., Class A	73,688	321,233
	Shenzhen Envicool Technology Co. Ltd., Class A	89,418	313,528
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	291,318	462,901
	Shenzhen Expressway Corp. Ltd., Class H	2,566,400	2,115,991
*	Shenzhen FRD Science & Technology Co. Ltd., Class A	63,700	176,356
	Shenzhen Gongjin Electronics Co. Ltd., Class A	192,800	245,887
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	120,400	228,359
Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	522,000	252,853
	Shenzhen Heungkong Holding Co. Ltd., Class A	623,760	162,001

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Shenzhen Huaqiang Industry Co. Ltd., Class A	170,300	$267,079
	Shenzhen International Holdings Ltd.	4,863,792	3,205,840
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	33,500	5,738
	Shenzhen Investment Ltd.	10,139,720	1,490,395
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	74,934	109,833
	Shenzhen Jinjia Group Co. Ltd., Class A	350,400	281,595
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	179,300	136,980
	Shenzhen Kingdom Sci-Tech Co. Ltd., Class A	89,500	142,894
	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	114,000	291,562
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	97,700	348,477
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	33,600	48,358
	Shenzhen Leaguer Co. Ltd., Class A	291,900	308,372
	Shenzhen Megmeet Electrical Co. Ltd., Class A	81,028	287,010
	Shenzhen Microgate Technology Co. Ltd., Class A	212,700	320,294
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	567,300	238,862
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	861,500	368,384
	Shenzhen Senior Technology Material Co. Ltd., Class A	206,046	432,830
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	43,208	185,178
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	263,000	362,878
	Shenzhen Tagen Group Co. Ltd., Class A	317,710	219,887
	Shenzhen Topband Co. Ltd., Class A	241,575	309,583
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	10,000	47,849
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	321,000	313,429
*	Shenzhen World Union Group, Inc., Class A	514,900	179,820
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	415,968	280,340
	Shenzhen Yinghe Technology Co. Ltd., Class A	107,500	292,699
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	188,100	222,492
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	362,300	524,059
* ††	Shimao Group Holdings Ltd.	443,000	31,278
	Shinghwa Advanced Material Group Co. Ltd., Class A	48,900	347,410
	Shinva Medical Instrument Co. Ltd., Class A	65,980	217,704
	Shoucheng Holdings Ltd.	9,267,600	1,517,901
	Shougang Fushan Resources Group Ltd.	5,795,128	1,903,285
*	Shouhang High-Tech Energy Co. Ltd., Class A	157,700	58,501
	Shui On Land Ltd.	12,110,643	1,067,589
	Sichuan Chengfei Integration Technology Corp., Class A	93,300	245,126
	Sichuan Development Lomon Co. Ltd., Class A	415,400	405,265
	Sichuan Expressway Co. Ltd., Class H	3,604,000	1,037,181
	Sichuan Furong Technology Co. Ltd., Class A	113,791	220,367
*	Sichuan Haite High-tech Co. Ltd., Class A	175,576	229,791
*	Sichuan Hexie Shuangma Co. Ltd., Class A	160,738	335,722
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	72,100	249,505
*	Sichuan Lutianhua Co. Ltd., Class A	393,200	230,091
*	Sichuan New Energy Power Co. Ltd., Class A	29,700	47,579
	Sichuan Teway Food Group Co. Ltd., Class A	225,900	455,278
	Sichuan Yahua Industrial Group Co. Ltd., Class A	97,200	187,206
	Sihuan Pharmaceutical Holdings Group Ltd.	14,528,000	1,227,000
	SIIC Environment Holdings Ltd.	128,000	18,480
*	Silver Grant International Holdings Group Ltd.	5,726,000	175,484
Ω	Simcere Pharmaceutical Group Ltd.	2,538,000	2,213,652
	Sino Wealth Electronic Ltd., Class A	75,005	254,859
	Sinocare, Inc., Class A	115,900	477,197
	Sinofert Holdings Ltd.	6,903,327	785,274
	Sinofibers Technology Co. Ltd., Class A	67,700	289,218
††	Sino-I Technology Ltd.	3,950,000	1,918
*	Sinolink Worldwide Holdings Ltd.	12,129,440	173,952
	Sinomach Automobile Co. Ltd., Class A	50,100	50,058
	Sinopec Engineering Group Co. Ltd., Class H	4,858,000	2,427,848
	Sinopec Kantons Holdings Ltd.	3,304,000	1,300,760

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Sinopec Oilfield Service Corp., Class H	8,904,000	$626,269
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	10,982,000	1,474,104
	Sino-Platinum Metals Co. Ltd., Class A	187,584	373,794
	Sinoseal Holding Co. Ltd., Class A	39,200	207,892
	Sinosteel Engineering & Technology Co. Ltd., Class A	315,300	265,613
	Sinotrans Ltd., Class H	7,927,000	2,605,304
	Sinotruk Hong Kong Ltd.	2,274,000	4,283,083
	Skyworth Digital Co. Ltd., Class A	186,000	306,897
	Skyworth Group Ltd.	4,552,467	1,645,014
Ω	Smoore International Holdings Ltd.	1,834,000	1,413,386
	Sobute New Materials Co. Ltd., Class A	109,605	176,838
*	SOHO China Ltd.	6,788,000	702,859
*	Sohu.com Ltd., ADR	10,500	86,415
	Solargiga Energy Holdings Ltd.	5,196,000	102,538
# * ††	South Manganese Investment Ltd.	2,312,000	54,954
*	So-Young International, Inc., ADR	83,482	76,820
	SSY Group Ltd.	5,589,152	3,065,781
	State Grid Information & Communication Co. Ltd., Class A	110,500	208,444
*	STO Express Co. Ltd., Class A	256,445	335,187
	Sumavision Technologies Co. Ltd., Class A	377,200	287,485
	Sun Art Retail Group Ltd.	7,237,500	1,527,908
	Sun Create Electronics Co. Ltd., Class A	37,988	107,797
# *	Sun King Technology Group Ltd.	4,158,000	793,105
	Sunflower Pharmaceutical Group Co. Ltd., Class A	124,322	408,694
	Suning Universal Co. Ltd., Class A	705,300	264,970
* †† Ω	Sunshine 100 China Holdings Ltd.	170,000	1,260
*	Sunward Intelligent Equipment Co. Ltd., Class A	272,650	219,084
	Suofeiya Home Collection Co. Ltd., Class A	48,800	120,097
	Suplet Power Co. Ltd., Class A	117,110	263,144
	Suzhou Anjie Technology Co. Ltd., Class A	162,399	318,114
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	575,700	325,772
	Suzhou Good-Ark Electronics Co. Ltd., Class A	196,400	316,727
	Suzhou Secote Precision Electronic Co. Ltd., Class A	51,900	384,209
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	136,800	183,375
#	SY Holdings Group Ltd.	1,246,000	798,968
	Symphony Holdings Ltd.	7,140,000	774,698
	SYoung Group Co. Ltd., Class A	44,200	88,879
	T&S Communications Co. Ltd., Class A	15,137	65,436
	Tangrenshen Group Co. Ltd., Class A	337,227	310,157
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	376,326	297,333
*	Tansun Technology Co. Ltd., Class A	27,625	52,045
	Tayho Advanced Materials Group Co. Ltd., Class A	139,900	296,862
	TCL Electronics Holdings Ltd.	3,148,347	1,095,068
*	Tech-Bank Food Co. Ltd., Class A	433,100	233,101
	Telling Telecommunication Holding Co. Ltd., Class A	251,700	304,110
	Tenfu Cayman Holdings Co. Ltd.	306,000	170,389
	Three Squirrels, Inc., Class A	66,300	165,728
	Three’s Co. Media Group Co. Ltd., Class A	35,729	293,899
	Tian An China Investment Co. Ltd.	1,551,000	750,283
#	Tian Lun Gas Holdings Ltd.	778,000	378,014
††	Tian Shan Development Holding Ltd.	1,844,000	87,190
	Tiande Chemical Holdings Ltd.	236,000	43,471
	Tiangong International Co. Ltd.	4,550,000	1,337,420
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	1,632,000	556,870
	Tianjin Chase Sun Pharmaceutical Co. Ltd., Class A	671,700	413,575
	Tianjin Development Holdings Ltd.	1,380,000	261,873
	Tianjin Port Development Holdings Ltd.	8,676,800	577,299
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	88,935	211,711
	Tianjin Teda Co. Ltd., Class A	244,600	135,340

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	304,700	$266,297
#	Tianneng Power International Ltd.	2,774,048	2,504,907
††	Tianyun International Holdings Ltd.	1,794,000	673,484
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	42,700	136,290
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	53,600	369,747
*	Tibet Summit Resources Co. Ltd., Class A	181,100	349,020
# *	Tibet Water Resources Ltd.	9,150,000	257,090
	Tofflon Science & Technology Group Co. Ltd., Class A	165,800	429,862
	Toly Bread Co. Ltd., Class A	289,900	346,400
	Tomson Group Ltd.	1,184,064	251,388
	Tong Ren Tang Technologies Co. Ltd., Class H	2,290,000	1,746,428
*	Tongcheng Travel Holdings Ltd.	3,499,200	6,685,049
*	Tongdao Liepin Group	689,800	506,815
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	492,280	275,324
	Tongyu Heavy Industry Co. Ltd., Class A	957,253	324,547
	Top Spring International Holdings Ltd.	1,342,000	89,254
*	Topsec Technologies Group, Inc., Class A	252,627	324,644
Ω	Topsports International Holdings Ltd.	5,627,000	4,731,979
	Towngas Smart Energy Co. Ltd.	3,280,818	1,359,042
*	TPV Technology Co. Ltd., Class A	1,095,200	417,030
	Transfar Zhilian Co. Ltd., Class A	565,141	383,222
	TravelSky Technology Ltd., Class H	3,171,000	5,009,333
*	Trigiant Group Ltd.	4,284,000	178,525
*	Triumph New Energy Co. Ltd., Class H	784,000	393,640
* ††	Trony Solar Holdings Co. Ltd.	1,757,000	0
	Truking Technology Ltd., Class A	109,900	169,088
	Truly International Holdings Ltd.	5,339,573	548,030
Ω	Tsaker New Energy Tech Co. Ltd.	1,314,500	186,356
*	Tuniu Corp., Sponsored ADR	148,809	130,654
	Unilumin Group Co. Ltd., Class A	261,400	229,038
	Uni-President China Holdings Ltd.	4,927,000	3,353,268
	United Energy Group Ltd.	29,148,900	4,654,243
# *	United Strength Power Holdings Ltd.	200,000	139,798
	Valiant Co. Ltd., Class A	151,651	356,091
	Vats Liquor Chain Store Management JSC Ltd., Class A	98,865	272,213
Ω	VCredit Holdings Ltd.	159,400	46,230
# * Ω	Venus MedTech Hangzhou, Inc., Class H	743,500	421,755
#	Vinda International Holdings Ltd.	1,183,000	2,923,464
# *	Vipshop Holdings Ltd., ADR	125,030	1,782,928
# * Ω	Viva Biotech Holdings	3,217,000	527,350
*	Vnet Group, Inc., ADR	396,255	1,273,960
	Wangneng Environment Co. Ltd., Class A	107,745	219,078
	Wangsu Science & Technology Co. Ltd., Class A	419,100	401,946
	Wanguo International Mining Group Ltd.	156,000	62,274
	Wanxiang Qianchao Co. Ltd., Class A	396,900	280,612
	Wasion Holdings Ltd.	1,858,000	687,036
	Wasu Media Holding Co. Ltd., Class A	244,000	242,205
	Weibo Corp., Sponsored ADR	4,978	58,890
#	Weibo Corp., Class A	31,420	370,739
	Weifu High-Technology Group Co. Ltd., Class A	173,100	382,159
*	Weiqiao Textile Co., Class H	1,206,000	246,520
	Wellhope Foods Co. Ltd., Class A	215,480	259,655
	West China Cement Ltd.	7,366,000	669,142
	Wharf Holdings Ltd.	158,000	400,916
	Winall Hi-Tech Seed Co. Ltd., Class A	192,753	240,432
	Windey Energy Technology Group Co. Ltd., Class A	156,850	227,519
	Wolong Electric Group Co. Ltd., Class A	340,600	522,964
	Wuhan DR Laser Technology Corp. Ltd., Class A	56,840	511,995
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	164,900	251,772

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Wuhan P&S Information Technology Co. Ltd., Class A	52,200	$39,757
	Wuhu Token Science Co. Ltd., Class A	482,600	426,251
	Wuling Motors Holdings Ltd.	1,010,000	68,579
	Wushang Group Co. Ltd., Class A	193,082	227,739
*	Wuxi Boton Technology Co. Ltd., Class A	97,452	213,970
	Wuxi NCE Power Co. Ltd., Class A	9,100	48,130
*	Wuxi Taiji Industry Co. Ltd., Class A	465,900	412,052
	Wuxi Xinje Electric Co. Ltd., Class A	33,300	163,069
	XGD, Inc., Class A	72,300	230,019
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	2,041,000	759,023
	Xiamen Bank Co. Ltd., Class A	475,700	344,760
	Xiamen Intretech, Inc., Class A	152,770	364,683
	Xiamen ITG Group Corp. Ltd., Class A	376,800	353,914
	Xiamen Kingdomway Group Co., Class A	144,400	361,005
	Xiamen Xiangyu Co. Ltd., Class A	194,400	170,405
	Xi’an Triangle Defense Co. Ltd., Class A	79,900	313,571
	Xiandai Investment Co. Ltd., Class A	421,994	233,634
	Xianhe Co. Ltd., Class A	129,200	317,062
	Xilinmen Furniture Co. Ltd., Class A	115,900	304,213
*	Xinfengming Group Co. Ltd., Class A	304,400	524,186
	Xingda International Holdings Ltd.	5,111,456	863,240
	Xingfa Aluminium Holdings Ltd.	481,000	393,909
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	1,693,103	1,423,283
	Xinhuanet Co. Ltd., Class A	106,200	370,251
	Xinjiang Xintai Natural Gas Co. Ltd., Class A	99,088	368,919
	Xinjiang Xinxin Mining Industry Co. Ltd., Class H	1,177,000	121,908
	Xinjiang Zhongtai Chemical Co. Ltd., Class A	285,300	261,146
# *	Xinte Energy Co. Ltd., Class H	1,127,600	1,713,552
	Xinxiang Richful Lube Additive Co. Ltd., Class A	61,590	357,268
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	695,500	389,931
#	Xinyi Energy Holdings Ltd.	7,403,772	1,296,930
	Xinyu Iron & Steel Co. Ltd., Class A	586,200	326,075
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	43,500	74,759
#	Xtep International Holdings Ltd.	4,926,718	4,479,041
*	Xunlei Ltd., ADR.	205,973	292,482
Ω	Yadea Group Holdings Ltd.	3,806,000	6,947,313
*	Yanchang Petroleum International Ltd.	247,000	12,624
# Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	539,000	650,240
	Yankershop Food Co. Ltd., Class A	46,192	497,598
	Yantai Changyu Pioneer Wine Co. Ltd., Class A	42,300	159,353
	Yantai China Pet Foods Co. Ltd., Class A	70,300	235,460
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	191,613	482,022
	Yantai Eddie Precision Machinery Co. Ltd., Class A	142,392	318,150
*	YanTai Shuangta Food Co. Ltd., Class A	276,200	175,249
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	40,450	169,196
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	144,500	235,967
*	Yeahka Ltd.	618,800	1,131,697
	Yeebo International Holdings Ltd.	232,000	83,298
	YGSOFT, Inc., Class A	374,832	297,467
	Yibin Tianyuan Group Co. Ltd., Class A	289,200	217,427
* Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	818,800	867,956
*	Yifan Pharmaceutical Co. Ltd., Class A	255,900	483,286
#	Yihai International Holding Ltd.	1,674,000	3,046,511
	Yip’s Chemical Holdings Ltd.	842,000	157,129
*	Yiren Digital Ltd., Sponsored ADR	236,427	522,504
Ω	Yixin Group Ltd.	2,122,500	168,303
	Yixintang Pharmaceutical Group Co. Ltd., Class A	135,200	392,985
	Yonfer Agricultural Technology Co. Ltd., Class A	328,500	521,383
	Yotrio Group Co. Ltd., Class A	545,900	236,547

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
*	Youzu Interactive Co. Ltd., Class A	109,900	$165,805
	Yuexiu Property Co. Ltd.	5,505,456	5,726,543
	Yuexiu Transport Infrastructure Ltd.	3,372,018	1,742,563
	Yusys Technologies Co. Ltd., Class A	129,900	296,765
	ZBOM Home Collection Co. Ltd., Class A	140,823	374,130
	Zhaojin Mining Industry Co. Ltd., Class H	3,867,000	4,794,106
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	75,722	162,840
	Zhejiang Communications Technology Co. Ltd., Class A	648,480	339,205
	Zhejiang Conba Pharmaceutical Co. Ltd., Class A	252,959	181,153
	Zhejiang Crystal-Optech Co. Ltd., Class A	274,198	517,113
	Zhejiang Expressway Co. Ltd., Class H	5,184,000	3,902,179
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	132,400	192,704
# * ††	Zhejiang Glass Co. Ltd., Class H	445,000	0
	Zhejiang HangKe Technology, Inc. Co., Class A	94,694	318,086
	Zhejiang Hangmin Co. Ltd., Class A	130,400	151,372
	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	430,830	424,556
	Zhejiang Huace Film & Television Co. Ltd., Class A	481,200	369,956
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	287,800	330,441
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	77,431	211,575
*	Zhejiang Jingu Co. Ltd., Class A	346,600	369,638
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	287,760	519,914
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	585,600	369,892
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	187,167	519,501
	Zhejiang Medicine Co. Ltd., Class A	230,700	342,009
	Zhejiang Meida Industrial Co. Ltd., Class A	155,940	225,938
*	Zhejiang Narada Power Source Co. Ltd., Class A	209,300	383,317
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	717,361	360,920
	Zhejiang Orient Gene Biotech Co. Ltd., Class A	50,142	269,487
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	129,100	222,738
	Zhejiang Runtu Co. Ltd., Class A	282,434	257,997
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	75,300	291,230
	Zhejiang Semir Garment Co. Ltd., Class A	457,200	381,439
	Zhejiang Shibao Co. Ltd., Class H	944,000	249,130
	Zhejiang Southeast Space Frame Co. Ltd., Class A	286,200	224,671
	Zhejiang Tiantie Industry Co. Ltd., Class A	234,341	178,030
*	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	84,605	264,098
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	499,920	347,404
*	Zhejiang Wanliyang Co. Ltd., Class A	306,670	332,140
	Zhejiang Wanma Co. Ltd., Class A	253,800	365,163
	Zhejiang Wansheng Co. Ltd., Class A	91,900	142,523
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	88,100	348,531
	Zhejiang Xianju Pharmaceutical Co. Ltd., Class A	222,600	355,612
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	246,600	329,655
	Zhejiang Yasha Decoration Co. Ltd., Class A	311,500	217,361
	Zhejiang Yinlun Machinery Co. Ltd., Class A	132,900	319,292
	Zhejiang Yongtai Technology Co. Ltd., Class A	193,598	336,296
	Zhende Medical Co. Ltd., Class A	11,600	40,852
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	1,016,400	958,972
*	Zhihu, Inc.	72,800	137,293
*	Zhong An Group Ltd.	6,077,800	87,682
* Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	2,175,200	5,961,389
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	557,400	387,200
	Zhongshan Public Utilities Group Co. Ltd., Class A	356,700	355,829
* ††	Zhongtian Financial Group Co. Ltd., Class A	1,461,176	59,900
*	Zhongyu Energy Holdings Ltd.	2,066,306	1,452,272
	Zhongyuan Environment-Protection Co. Ltd., Class A	20,400	19,998
# Ω	Zhou Hei Ya International Holdings Co. Ltd.	3,390,000	1,118,621
# *	Zhuguang Holdings Group Co. Ltd.	6,686,000	345,772
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	68,700	307,452

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
CHINA — (Continued)
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	1,370,200	$712,341

TOTAL CHINA			801,923,728

COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	585,426	2,026,218
	Banco de Bogota SA	1,739	10,520
	Bolsa de Valores de Colombia.	60,097	125,786
	Celsia SA ESP	1,536,823	906,375
	Cementos Argos SA	500,751	576,180
*	CEMEX Latam Holdings SA	765,979	473,433
	Corp. Financiera Colombiana SA	260,400	798,410
	Grupo Argos SA	142,417	308,639
	Grupo Aval Acciones y Valores SA, ADR	4,190	9,595
	Grupo Energia Bogota SA ESP	32,023	12,954
	Mineros SA	170,652	72,473
	Promigas SA ESP	10,240	10,571

TOTAL COLOMBIA			5,331,154

GREECE — (0.4%)
*	Aegean Airlines SA	137,813	1,508,400
	Athens Water Supply & Sewage Co. SA	99,492	591,206
	Autohellas Tourist & Trading SA	61,105	823,264
	Avax SA	127,608	179,563
	Bank of Greece	109,504	1,588,202
*	Ellaktor SA	85,159	167,872
	ElvalHalcor SA	146,093	258,273
	Epsilon Net SA	27,566	271,842
	Fourlis Holdings SA	123,265	528,879
	GEK Terna Holding Real Estate Construction SA	248,100	3,467,588
	Hellenic Exchanges - Athens Stock Exchange SA	149,524	766,812
	Holding Co. ADMIE IPTO SA	305,384	647,198
	Ideal Holdings SA	10,905	67,170
	Intracom Holdings SA	141,263	298,471
*	Intracom SA Technical & Steel Constructions.	124,770	397,334
*	LAMDA Development SA	159,240	1,025,204
	Piraeus Port Authority SA	25,327	565,329
	Quest Holdings SA	67,291	374,233
	Sarantis SA	131,589	1,093,237
	Terna Energy SA	43,165	647,726
	Thrace Plastics Holding & Co.	15,799	66,373
	Titan Cement International SA	93,028	1,742,270

TOTAL GREECE.			17,076,446

HONG KONG — (0.0%)
* ††	Anxin-China Holdings Ltd.	16,347,000	0
* ††	CECEP COSTIN New Materials Group Ltd.	4,494,000	0
* ††	China Common Rich Renewable Energy Investments Ltd.	17,084,000	0
* ††	CTEG	18,320,000	0
# * ††	DBA Telecommunication (Asia) Holdings Ltd.	876,000	0
	Gushengtang Holdings Ltd.	18,400	110,224
*	Kai Yuan Holdings Ltd.	8,620,000	21,031
* ††	Long Well International Holdings Ltd.	15,232,000	0
	MediCare International Ltd.	6,950,000	38,279
*	Sinic Holdings Group Co. Ltd.	235,000	0
# * ††	Tenwow International Holdings Ltd.	4,023,000	0
*	Tongda Group Holdings Ltd.	2,455,000	34,244
††	Untrade.Ch Wood Opti.	1,748,000	37,707
	Untrade.Chinaproperties	2,045,000	20,332

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
HONG KONG — (Continued)
* ††	Untrade.Lumena Newmat	363,249	$0

TOTAL HONG KONG			261,817

HUNGARY — (0.1%)
*	4iG Nyrt	13,520	30,319
	Magyar Telekom Telecommunications PLC	566,746	881,325
# *	Opus Global Nyrt	599,684	632,853
	Richter Gedeon Nyrt	36,999	867,733

TOTAL HUNGARY			2,412,230

INDIA — (21.6%)
	360 ONE WAM Ltd.	655,718	4,136,957
*	3i Infotech Ltd.	111,462	48,718
	3M India Ltd.	2,743	983,156
	63 Moons Technologies Ltd.	3,498	11,033
	Aarti Drugs Ltd.	113,702	639,854
	Aarti Industries Ltd.	481,467	2,625,608
*	Aarti Pharmalabs Ltd.	113,222	524,652
*	Aavas Financiers Ltd.	75,483	1,280,775
	Abbott India Ltd.	15,291	4,125,863
	Accelya Solutions India Ltd.	3,300	54,550
	Action Construction Equipment Ltd.	93,884	946,651
	ADF Foods Ltd.	14,720	42,260
*	Aditya Birla Capital Ltd.	136,069	281,654
	Advanced Enzyme Technologies Ltd.	165,793	617,080
	Aegis Logistics Ltd.	508,694	1,787,601
	Aether Industries Ltd.	8,561	92,381
*	Affle India Ltd.	56,365	713,063
	AGI Greenpac Ltd.	39,239	417,181
	Agro Tech Foods Ltd.	54,802	504,640
	Ahluwalia Contracts India Ltd.	51,632	422,219
	AIA Engineering Ltd.	171,273	7,251,816
	Ajanta Pharma Ltd.	150,105	3,181,847
	Akzo Nobel India Ltd.	42,912	1,243,164
	Alembic Ltd.	269,593	262,596
	Alembic Pharmaceuticals Ltd.	194,229	1,663,814
	Alkyl Amines Chemicals	48,225	1,238,906
	Allcargo Logistics Ltd.	222,827	685,383
	Allcargo Terminals Ltd.	216,315	100,287
*	Alok Industries Ltd.	985,996	206,063
	Amara Raja Energy & Mobility Ltd.	262,143	1,923,300
*	Amber Enterprises India Ltd.	50,515	1,777,253
	Ambika Cotton Mills Ltd.	2,332	42,465
	Amrutanjan Health Care Ltd.	20,177	145,031
	Anant Raj Ltd.	386,981	1,126,999
	Andhra Paper Ltd.	12,953	85,273
	Andhra Sugars Ltd.	165,885	212,002
	Angel One Ltd.	82,137	2,552,243
	Apar Industries Ltd.	43,907	2,729,710
	Apcotex Industries Ltd.	31,873	185,904
	APL Apollo Tubes Ltd.	287,365	5,416,035
	Apollo Pipes Ltd.	26,573	210,555
	Apollo Tyres Ltd.	1,117,624	5,124,781
	Aptech Ltd.	9,093	29,206
	Arvind Fashions Ltd.	194,433	748,072
	Arvind Ltd.	541,245	1,268,880
	Arvind SmartSpaces Ltd.	33,199	128,276
	Asahi India Glass Ltd.	338,721	2,263,627

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ashiana Housing Ltd.	72,484	$189,073
*	Ashoka Buildcon Ltd.	402,491	626,554
	Astec Lifesciences Ltd.	723	10,635
* Ω	Aster DM Healthcare Ltd.	293,085	1,159,851
	Astra Microwave Products Ltd.	162,812	907,378
	AstraZeneca Pharma India Ltd.	3,940	220,036
	Atul Ltd.	54,180	4,077,301
Ω	AU Small Finance Bank Ltd.	48,653	391,420
	AurionPro Solutions Ltd.	8,056	153,009
	Aurobindo Pharma Ltd.	176,533	1,800,122
	Automotive Axles Ltd.	16,733	459,412
	Avadh Sugar & Energy Ltd.	13,696	124,941
	Avanti Feeds Ltd.	154,700	748,335
	Bajaj Consumer Care Ltd.	289,201	806,932
	Bajaj Electricals Ltd.	14,194	174,463
*	Bajaj Hindusthan Sugar Ltd.	2,423,656	774,852
	Bajaj Holdings & Investment Ltd.	25,387	2,107,081
	Balaji Amines Ltd.	42,308	1,038,683
	Balmer Lawrie & Co. Ltd.	230,549	371,738
	Balrampur Chini Mills Ltd.	400,664	1,988,293
	Banco Products India Ltd.	54,696	293,777
	Bank of India	839,490	964,941
	Bank of Maharashtra	1,614,113	809,575
	Bannari Amman Sugars Ltd.	12,765	398,681
	BASF India Ltd.	45,092	1,365,231
	Bata India Ltd.	194,896	3,664,818
	Bayer CropScience Ltd.	22,160	1,305,790
	BEML Ltd.	65,577	1,592,594
*	BF Utilities Ltd.	59,511	446,960
	Bhansali Engineering Polymers Ltd.	380,632	398,785
	Bharat Bijlee Ltd.	7,198	324,439
	Bharat Dynamics Ltd.	127,792	1,494,668
	Bharat Electronics Ltd.	1,609,962	2,584,146
	Bharat Heavy Electricals Ltd.	3,064,501	4,447,675
	Bharat Rasayan Ltd.	3,159	333,607
	Biocon Ltd.	1,199,536	3,169,144
	Birla Corp. Ltd.	92,209	1,405,868
	Birlasoft Ltd.	579,755	3,812,284
*	Black Box Ltd.	29,029	84,780
	BLS International Services Ltd.	87,785	275,597
	Blue Dart Express Ltd.	17,288	1,363,169
	Blue Star Ltd.	296,632	3,178,616
	Bombay Burmah Trading Co.	59,813	968,563
*	Bombay Dyeing & Manufacturing Co. Ltd.	256,351	490,472
*	Borosil Ltd.	24,794	115,420
*	Borosil Renewables Ltd.	98,668	483,463
	Brigade Enterprises Ltd.	342,612	2,525,026
	Brightcom Group Ltd.	2,221,064	449,211
	BSE Ltd.	221,938	4,992,601
	Can Fin Homes Ltd.	254,604	2,339,418
*	Capacit’e Infraprojects Ltd.	76,517	193,113
	Caplin Point Laboratories Ltd.	72,924	897,612
	Carborundum Universal Ltd.	262,916	3,357,251
	Care Ratings Ltd.	72,893	797,378
*	Cartrade Tech Ltd.	31,970	258,617
	Carysil Ltd.	18,432	139,187
	Castrol India Ltd.	1,016,603	1,663,209
	CCL Products India Ltd.	277,709	1,971,895
	CE Info Systems Ltd.	10,315	257,106

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ceat Ltd.	79,704	$2,014,549
*	Central Bank of India Ltd.	955,988	496,220
	Central Depository Services India Ltd.	186,815	3,264,697
	Century Enka Ltd.	24,543	133,386
	Century Plyboards India Ltd.	201,965	1,511,133
	Century Textiles & Industries Ltd.	148,574	1,936,007
	Cera Sanitaryware Ltd.	18,768	1,916,223
	CESC Ltd.	2,101,996	2,130,449
	CG Power & Industrial Solutions Ltd.	301,702	1,409,639
*	Chalet Hotels Ltd.	13,713	90,216
	Chambal Fertilisers & Chemicals Ltd.	522,186	1,809,853
	Chennai Petroleum Corp. Ltd.	157,831	1,094,768
* ††	Chennai Super Kings Cricket Ltd.	1,658,632	0
	Cholamandalam Financial Holdings Ltd.	389,121	5,293,736
	CIE Automotive India Ltd.	439,069	2,431,460
	Cigniti Technologies Ltd.	24,650	306,242
	City Union Bank Ltd.	1,240,859	2,061,987
Ω	Cochin Shipyard Ltd.	144,333	1,646,529
* Ω	Coffee Day Enterprises Ltd.	414,128	237,773
	Coforge Ltd.	116,666	6,994,499
	Computer Age Management Services Ltd.	83,416	2,254,757
	Confidence Petroleum India Ltd.	147,265	137,080
	Coromandel International Ltd.	375,411	4,702,911
	Cosmo First Ltd.	18,188	139,203
*	CreditAccess Grameen Ltd.	119,420	2,260,673
	CRISIL Ltd.	57,935	2,853,261
	Crompton Greaves Consumer Electricals Ltd.	1,633,503	5,540,502
*	CSB Bank Ltd.	152,631	606,839
	Cummins India Ltd.	123,956	2,503,396
	Cyient Ltd.	175,072	3,336,801
*	D B Realty Ltd.	178,250	366,626
	Dalmia Bharat Ltd.	79,987	2,022,750
	Dalmia Bharat Sugar & Industries Ltd.	23,695	127,779
	Datamatics Global Services Ltd.	10,803	87,895
	DB Corp. Ltd.	145,648	524,266
	DCB Bank Ltd.	827,047	1,141,012
	DCM Shriram Ltd.	130,253	1,448,346
	DCW Ltd.	319,843	205,388
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	187,415	1,448,587
	Deepak Nitrite Ltd.	190,701	4,555,463
	Delta Corp. Ltd.	446,857	686,053
*	DEN Networks Ltd.	233,564	130,252
	Dhampur Bio Organics Ltd.	121,578	230,096
	Dhampur Sugar Mills Ltd.	99,655	317,422
*	Dhani Services Ltd.	859,442	395,796
	Dhanuka Agritech Ltd.	38,364	365,282
	Digidrive Distributors Ltd.	13,851	16,813
Ω	Dilip Buildcon Ltd.	134,731	494,428
*	Dish TV India Ltd.	3,334,646	679,957
*	Dishman Carbogen Amcis Ltd.	194,853	331,953
	Dixon Technologies India Ltd.	107,580	6,603,013
	Dollar Industries Ltd.	20,031	100,624
Ω	Dr Lal PathLabs Ltd.	127,489	3,718,750
	Dwarikesh Sugar Industries Ltd.	184,247	199,042
	Dynamatic Technologies Ltd.	5,921	284,658
	eClerx Services Ltd.	91,620	2,138,316
	Edelweiss Financial Services Ltd.	1,674,626	1,249,370
	EID Parry India Ltd.	250,294	1,385,473
	EIH Associated Hotels	7,709	41,665

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	EIH Ltd.	581,003	$1,561,286
	Electrosteel Castings Ltd.	1,333,553	1,366,483
	Elgi Equipments Ltd.	530,070	3,231,926
	Emami Ltd.	559,872	3,417,683
Ω	Endurance Technologies Ltd.	59,557	1,146,077
	Engineers India Ltd.	737,796	1,090,986
	Epigral Ltd.	47,103	509,022
	EPL Ltd.	401,706	875,695
Ω	Equitas Small Finance Bank Ltd.	1,629,321	1,808,463
* Ω	Eris Lifesciences Ltd.	110,810	1,144,083
	ESAB India Ltd.	10,199	705,319
	Escorts Kubota Ltd.	65,710	2,478,825
	Everest Industries Ltd.	6,837	97,073
	Excel Industries Ltd.	6,167	63,383
	Exide Industries Ltd.	1,110,214	3,409,666
*	FDC Ltd.	169,618	734,421
	Federal Bank Ltd.	5,124,938	8,658,566
*	Federal-Mogul Goetze India Ltd.	26,987	110,311
	FIEM Industries Ltd.	9,641	203,248
	Fine Organic Industries Ltd.	14,215	757,640
*	Fino Payments Bank Ltd.	13,562	48,361
	Finolex Cables Ltd.	264,201	2,845,508
	Finolex Industries Ltd.	938,171	2,152,115
	Firstsource Solutions Ltd.	1,067,513	1,999,098
	Force Motors Ltd.	12,314	502,983
	Fortis Healthcare Ltd.	1,671,935	6,486,796
	Gabriel India Ltd.	222,859	898,945
	Galaxy Surfactants Ltd.	21,995	718,523
	Ganesh Housing Corp. Ltd.	26,347	119,340
	Garden Reach Shipbuilders & Engineers Ltd.	76,119	677,142
	Garware Technical Fibres Ltd.	35,647	1,364,955
	Gateway Distriparks Ltd.	989,201	1,041,240
*	Gati Ltd.	144,447	249,646
*	GE T&D India Ltd.	57,451	272,949
	Genus Power Infrastructures Ltd.	219,641	649,229
	GHCL Ltd.	188,128	1,315,509
*	GHCL Textiles Ltd.	185,148	167,096
	GIC Housing Finance Ltd.	94,840	225,769
	Gillette India Ltd.	18,742	1,380,057
	GlaxoSmithKline Pharmaceuticals Ltd.	78,084	1,335,424
	Glenmark Pharmaceuticals Ltd.	486,775	4,389,752
	GMM Pfaudler Ltd.	64,920	1,353,409
*	GMR Airports Infrastructure Ltd.	5,965,711	3,914,371
	Godawari Power & Ispat Ltd.	111,203	824,919
	Godfrey Phillips India Ltd.	47,463	1,294,929
Ω	Godrej Agrovet Ltd.	48,105	268,957
*	Godrej Industries Ltd.	181,968	1,367,760
*	Godrej Properties Ltd.	4,185	83,574
	Goodyear India Ltd.	11,757	182,134
	Granules India Ltd.	450,840	1,764,120
	Graphite India Ltd.	219,350	1,224,185
	Grauer & Weil India Ltd.	142,704	202,723
	Gravita India Ltd.	46,021	548,986
	Great Eastern Shipping Co. Ltd.	315,488	3,020,752
	Greaves Cotton Ltd.	294,290	445,411
	Greenlam Industries Ltd.	44,163	256,192
	Greenpanel Industries Ltd.	123,685	525,121
	Greenply Industries Ltd.	97,847	190,073
	Grindwell Norton Ltd.	115,976	2,990,228

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	GTL Infrastructure Ltd.	4,747,979	$54,028
	Gujarat Alkalies & Chemicals Ltd.	102,704	883,579
	Gujarat Ambuja Exports Ltd.	243,558	956,796
	Gujarat Fluorochemicals Ltd.	82,041	2,731,548
	Gujarat Gas Ltd.	13,214	65,100
	Gujarat Industries Power Co. Ltd.	176,262	327,737
	Gujarat Mineral Development Corp. Ltd.	235,508	1,008,958
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	242,279	2,008,690
	Gujarat Pipavav Port Ltd.	932,031	1,360,458
	Gujarat State Fertilizers & Chemicals Ltd.	670,003	1,615,468
	Gujarat State Petronet Ltd.	856,449	2,747,631
	Gulf Oil Lubricants India Ltd.	50,156	376,661
	Happiest Minds Technologies Ltd.	108,055	1,064,152
*	Hathway Cable & Datacom Ltd.	1,222,690	265,895
	Hatsun Agro Product Ltd.	130,161	1,752,868
	HBL Power Systems Ltd.	305,656	1,079,273
*	HealthCare Global Enterprises Ltd.	71,139	317,343
	HEG Ltd.	39,034	764,998
	HeidelbergCement India Ltd.	215,431	487,987
	Heritage Foods Ltd.	117,371	314,618
	Hester Biosciences Ltd.	9,221	183,548
	HFCL Ltd.	2,094,768	1,638,825
	HG Infra Engineering Ltd.	48,180	519,699
	Hikal Ltd.	168,926	558,013
	HIL Ltd.	14,909	498,495
	Himadri Speciality Chemical Ltd.	640,903	1,841,248
*	Himatsingka Seide Ltd.	28,673	52,860
	Hinduja Global Solutions Ltd.	30,211	339,344
*	Hindustan Construction Co. Ltd.	3,109,623	957,198
	Hindustan Copper Ltd.	654,730	1,121,202
*	Hindustan Oil Exploration Co. Ltd.	190,919	377,148
	Hindware Home Innovation Ltd.	35,494	218,585
	Hitachi Energy India Ltd.	14,159	705,524
	Hle Glascoat Ltd.	21,533	136,201
	Honda India Power Products Ltd.	12,211	423,057
	Huhtamaki India Ltd.	86,236	292,021
	I G Petrochemicals Ltd.	9,083	52,984
Ω	ICICI Securities Ltd.	192,071	1,481,383
	ICRA Ltd.	7,410	488,903
	IDFC Ltd.	3,603,867	4,967,818
*	IFB Industries Ltd.	33,304	351,917
	Igarashi Motors India Ltd.	2,487	17,591
	IIFL Finance Ltd.	537,294	4,006,606
	IIFL Securities Ltd.	183,211	221,673
*	India Cements Ltd.	452,484	1,134,467
	India Glycols Ltd.	47,953	386,073
	Indiabulls Housing Finance Ltd.	1,087,574	2,113,867
*	Indiabulls Real Estate Ltd.	1,355,104	1,187,094
Ω	IndiaMart InterMesh Ltd.	4,196	133,585
	Indian Bank	256,779	1,292,735
Ω	Indian Energy Exchange Ltd.	1,060,324	1,604,824
	Indian Metals & Ferro Alloys Ltd.	2,364	12,361
	Indo Count Industries Ltd.	189,824	647,057
	Indoco Remedies Ltd.	113,141	432,179
	Indraprastha Gas Ltd.	536,755	2,465,941
	Infibeam Avenues Ltd.	3,341,715	763,497
	Ingersoll Rand India Ltd.	22,602	762,519
*	Inox Wind Ltd.	256,431	666,940
	Insecticides India Ltd.	12,482	77,018

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Intellect Design Arena Ltd.	224,382	$1,838,070
	IOL Chemicals & Pharmaceuticals Ltd.	63,494	321,155
	Ipca Laboratories Ltd.	422,563	5,003,328
	IRB Infrastructure Developers Ltd.	4,233,700	1,704,532
Ω	IRCON International Ltd.	843,731	1,405,746
	ISGEC Heavy Engineering Ltd.	47,152	381,429
	ITD Cementation India Ltd.	240,706	573,248
*	ITI Ltd.	188,064	608,236
	J Kumar Infraprojects Ltd.	94,348	458,271
*	Jagran Prakashan Ltd.	224,979	270,002
	Jai Corp. Ltd.	136,895	497,458
*	Jaiprakash Power Ventures Ltd.	9,087,601	1,042,653
	Jammu & Kashmir Bank Ltd.	877,546	1,123,771
	Jamna Auto Industries Ltd.	584,889	758,106
	JB Chemicals & Pharmaceuticals Ltd.	279,618	4,687,935
	JBM Auto Ltd.	73,785	1,063,137
	Jindal Poly Films Ltd.	54,125	407,897
	Jindal Saw Ltd.	585,377	3,127,992
	Jindal Stainless Ltd.	1,250,402	6,669,960
	JK Cement Ltd.	120,851	4,560,763
	JK Lakshmi Cement Ltd.	181,571	1,499,120
	JK Paper Ltd.	257,854	1,182,450
	JK Tyre & Industries Ltd.	318,098	1,164,290
	JM Financial Ltd.	1,439,894	1,418,797
*	Johnson Controls-Hitachi Air Conditioning India Ltd.	29,643	384,185
	JTEKT India Ltd.	162,164	270,806
	Jubilant Foodworks Ltd.	623,101	3,737,655
	Jubilant Ingrevia Ltd.	433,705	2,187,864
	Jubilant Pharmova Ltd.	264,518	1,190,056
*	Just Dial Ltd.	49,938	439,557
	Jyothy Labs Ltd.	475,110	2,065,437
	Kajaria Ceramics Ltd.	284,540	4,307,735
	Kalpataru Projects International Ltd.	277,203	2,195,207
	Kalyani Steels Ltd.	73,704	405,482
	Kansai Nerolac Paints Ltd.	174,539	660,365
	Karnataka Bank Ltd.	801,311	2,210,462
	Karur Vysya Bank Ltd.	1,532,645	2,641,246
*	Kaveri Seed Co. Ltd.	80,593	600,551
	KCP Ltd.	138,614	217,848
	KEC International Ltd.	358,491	2,717,734
	KEI Industries Ltd.	207,523	5,979,370
	Kennametal India Ltd.	14,680	438,286
*	Kesoram Industries Ltd.	577,676	551,534
	Kewal Kiran Clothing Ltd.	24,568	224,175
	Kirloskar Brothers Ltd.	62,533	674,879
	Kirloskar Ferrous Industries Ltd.	100,528	571,530
	Kirloskar Industries Ltd.	264	9,796
	Kirloskar Oil Engines Ltd.	224,138	1,476,677
	KNR Constructions Ltd.	395,031	1,246,245
	Kolte-Patil Developers Ltd.	59,333	341,255
	KPIT Technologies Ltd.	686,673	10,107,153
	KPR Mill Ltd.	418,680	4,037,800
	KRBL Ltd.	147,046	636,220
* Ω	Krishna Institute of Medical Sciences Ltd.	35,480	807,817
	Krsnaa Diagnostics Ltd.	12,943	109,017
	KSB Ltd.	46,631	1,700,366
	L&T Finance Holdings Ltd.	2,239,506	3,572,631
	LA Opala RG Ltd.	117,842	597,551
	Lakshmi Machine Works Ltd.	12,051	1,912,368

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
Ω	Laurus Labs Ltd.	938,945	$4,083,341
	LG Balakrishnan & Bros Ltd.	51,169	655,504
	LIC Housing Finance Ltd.	911,792	5,029,137
	Linde India Ltd.	73,804	5,303,861
	LT Foods Ltd.	489,233	967,076
	Lumax Auto Technologies Ltd.	75,328	317,587
	Lumax Industries Ltd.	3,899	100,229
	Lupin Ltd.	100,957	1,364,918
	LUX Industries Ltd.	25,885	422,019
	Mahanagar Gas Ltd.	185,306	2,296,523
	Maharashtra Scooters Ltd.	3,724	336,834
	Maharashtra Seamless Ltd.	190,203	1,639,021
	Mahindra & Mahindra Financial Services Ltd.	1,596,677	4,715,526
*	Mahindra Holidays & Resorts India Ltd.	243,490	1,158,366
	Mahindra Lifespace Developers Ltd.	304,779	1,798,418
Ω	Mahindra Logistics Ltd.	26,923	113,078
	Maithan Alloys Ltd.	14,578	181,631
	Man Industries India Ltd.	5,439	14,735
	Man Infraconstruction Ltd.	287,717	519,139
	Manappuram Finance Ltd.	1,764,454	2,903,805
	Mangalam Cement Ltd.	22,675	107,975
*	Mangalore Refinery & Petrochemicals Ltd.	640,392	800,490
	Marksans Pharma Ltd.	647,499	822,522
Ω	MAS Financial Services Ltd.	43,147	459,935
	Mastek Ltd.	50,657	1,344,457
	Max Estates Ltd.	61,388	198,264
*	Max Financial Services Ltd.	43,629	477,800
	Mayur Uniquoters Ltd.	55,428	347,114
	Mazagon Dock Shipbuilders Ltd.	10,571	250,051
	Meghmani Organics Ltd.	418,337	369,766
Ω	Metropolis Healthcare Ltd.	81,197	1,378,049
	Minda Corp. Ltd.	188,825	732,546
Ω	Mishra Dhatu Nigam Ltd.	147,449	699,444
	MM Forgings Ltd.	16,541	171,928
	MOIL Ltd.	185,346	518,685
	Monte Carlo Fashions Ltd.	21,677	199,248
*	Morepen Laboratories Ltd.	1,033,156	415,899
	Motherson Sumi Wiring India Ltd.	2,847,277	2,052,924
	Motilal Oswal Financial Services Ltd.	124,800	1,560,397
	MPS Ltd.	887	15,772
	Mrs Bectors Food Specialities Ltd.	54,725	739,739
	MSTC Ltd.	113,309	600,938
	Multi Commodity Exchange of India Ltd.	7,409	207,964
	Narayana Hrudayalaya Ltd.	212,281	2,548,324
	Natco Pharma Ltd.	321,544	3,083,059
	National Aluminium Co. Ltd.	2,548,305	2,835,367
	National Fertilizers Ltd.	169,354	141,038
	Nava Ltd.	174,210	864,793
	Navin Fluorine International Ltd.	89,188	3,676,736
	Navneet Education Ltd.	316,145	577,162
	NBCC India Ltd.	710,314	564,071
	NCC Ltd.	1,200,069	2,087,070
	NCL Industries Ltd.	16,947	41,952
	NELCO Ltd.	34,857	295,755
	Neogen Chemicals Ltd.	8,605	164,755
	NESCO Ltd.	78,881	612,791
	Neuland Laboratories Ltd.	18,322	851,405
	Newgen Software Technologies Ltd.	66,616	907,840
	NIIT Learning Systems Ltd.	297,159	1,393,913

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
*	NIIT Ltd.	297,159	$456,312
	Nilkamal Ltd.	20,926	601,532
Ω	Nippon Life India Asset Management Ltd.	305,811	1,436,826
	NLC India Ltd.	676,311	1,093,195
	NOCIL Ltd.	318,165	843,486
	Novartis India Ltd.	790	6,244
	NRB Bearings Ltd.	156,167	486,370
	Nucleus Software Exports Ltd.	28,161	522,645
	Nuvama Wealth Management Ltd.	18,417	646,795
	Oberoi Realty Ltd.	129,975	1,773,621
	Oil India Ltd.	850,990	3,063,774
	Oracle Financial Services Software Ltd.	49,746	2,314,681
	Orient Cement Ltd.	376,080	898,940
	Orient Electric Ltd.	335,916	878,349
	Orient Paper & Industries Ltd.	330,250	182,991
	Oriental Carbon & Chemicals Ltd.	13,532	121,785
	Oriental Hotels Ltd.	130,729	151,784
*	Orissa Minerals Development Co. Ltd.	3,793	300,861
	Paisalo Digital Ltd.	578,670	534,304
	Panama Petrochem Ltd.	50,945	196,131
* Ω	Parag Milk Foods Ltd.	149,906	366,685
*	Patel Engineering Ltd.	758,714	440,613
*	PC Jeweller Ltd.	398,654	140,850
	PCBL Ltd.	547,454	1,308,733
	Persistent Systems Ltd.	159,198	11,772,203
	Petronet LNG Ltd.	179,070	427,933
	Pfizer Ltd.	35,000	1,654,758
	Phoenix Mills Ltd.	348,097	7,614,407
	Piramal Enterprises Ltd.	335,386	3,929,573
*	Piramal Pharma Ltd.	1,363,426	1,702,858
* Ω	PNB Housing Finance Ltd.	366,993	3,252,950
	PNC Infratech Ltd.	305,822	1,216,792
	Poly Medicure Ltd.	73,608	1,240,540
	Polyplex Corp. Ltd.	53,588	657,877
	Poonawalla Fincorp Ltd.	402,412	1,705,232
	Power Finance Corp. Ltd.	48,635	144,237
	Power Mech Projects Ltd.	15,672	674,143
	Praj Industries Ltd.	412,023	2,652,835
*	Prakash Industries Ltd.	291,132	556,439
Ω	Prataap Snacks Ltd.	8,396	83,107
	Precision Camshafts Ltd.	9,096	27,654
	Prestige Estates Projects Ltd.	488,017	4,473,928
*	Pricol Ltd.	162,058	689,354
	Prince Pipes & Fittings Ltd.	112,911	858,256
*	Prism Johnson Ltd.	453,488	756,276
	Privi Speciality Chemicals Ltd.	4,920	72,603
	Procter & Gamble Health Ltd.	29,018	1,783,384
	PSP Projects Ltd.	29,571	267,577
	PTC India Financial Services Ltd.	487,922	167,420
	PTC India Ltd.	682,213	1,150,626
*	PVR Inox Ltd.	186,537	3,577,264
Ω	Quess Corp. Ltd.	136,431	688,330
	Radico Khaitan Ltd.	86,776	1,271,213
	Rain Industries Ltd.	560,564	1,036,514
	Rajesh Exports Ltd.	193,734	1,050,708
	Rallis India Ltd.	276,838	722,271
	Ramco Cements Ltd.	304,449	3,632,313
	Ramco Industries Ltd.	116,298	298,923
*	Ramco Systems Ltd.	7,706	23,871

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Ramkrishna Forgings Ltd.	194,449	$1,503,038
*	Ramky Infrastructure Ltd.	8,084	58,438
	Rane Holdings Ltd.	10,752	155,032
	Rashtriya Chemicals & Fertilizers Ltd.	485,909	743,536
	Ratnamani Metals & Tubes Ltd.	91,698	3,037,758
*	RattanIndia Power Ltd.	3,271,793	282,852
	Raymond Ltd.	133,010	2,812,731
Ω	RBL Bank Ltd.	1,414,364	3,755,877
	REC Ltd.	2,883,444	9,973,561
	Redington Ltd.	1,941,308	3,322,479
*	Redtape Ltd.	64,179	393,166
	Relaxo Footwears Ltd.	151,015	1,618,347
	Reliance Industrial Infrastructure Ltd.	30,016	361,767
*	Reliance Infrastructure Ltd.	568,950	1,162,225
*	Reliance Power Ltd.	7,901,815	1,623,749
	Repco Home Finance Ltd.	130,945	648,515
*	Restaurant Brands Asia Ltd.	7,145	9,552
	Rhi Magnesita India Ltd.	97,885	809,344
	Rico Auto Industries Ltd.	241,078	254,348
	RITES Ltd.	148,652	812,769
	Rossari Biotech Ltd.	25,892	229,984
	Route Mobile Ltd.	11,245	209,581
*	RPSG Ventures Ltd.	962	6,273
	RSWM Ltd.	66,991	143,354
	Rupa & Co. Ltd.	54,355	163,459
	Safari Industries India Ltd.	19,615	976,113
	Sagar Cements Ltd.	64,282	189,692
	Sandhar Technologies Ltd.	11,788	51,725
*	Sanghi Industries Ltd.	71,106	100,218
	Sanghvi Movers Ltd.	37,615	331,969
	Sanofi India Ltd.	29,367	2,658,009
	Sarda Energy & Minerals Ltd.	223,926	544,090
	Saregama India Ltd.	53,821	207,720
	Sasken Technologies Ltd.	14,843	204,969
*	Satin Creditcare Network Ltd.	62,972	183,472
	Savita Oil Technologies Ltd.	45,238	197,104
	Schaeffler India Ltd.	49,872	1,687,942
*	Schneider Electric Infrastructure Ltd.	184,071	706,199
*	SEPC Ltd.	464,315	102,521
*	Sequent Scientific Ltd.	244,159	289,761
	Seshasayee Paper & Boards Ltd.	74,280	309,173
Ω	SH Kelkar & Co. Ltd.	112,725	194,462
	Shakti Pumps India Ltd.	7,950	98,809
	Shankara Building Products Ltd.	21,255	184,416
	Shanthi Gears Ltd.	29,927	163,126
	Sharda Cropchem Ltd.	84,617	413,636
	Sharda Motor Industries Ltd.	9,585	109,958
*	Sheela Foam Ltd.	10,325	133,660
*	Shilpa Medicare Ltd.	113,879	484,715
	Shipping Corp. of India Ltd.	451,179	755,355
	Shipping Corp. of India Ltd.	469,725	57,207
*	Shoppers Stop Ltd.	123,225	951,057
*	Shree Renuka Sugars Ltd.	1,737,947	1,012,830
*	SIS Ltd.	64,310	318,243
	Siyaram Silk Mills Ltd.	26,830	170,939
	SJS Enterprises Ltd.	3,466	28,109
	SKF India Ltd.	79,225	4,666,110
	Skipper Ltd.	19,548	53,769
	Snowman Logistics Ltd.	17,529	10,323

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Sobha Ltd.	113,651	$976,015
	Solar Industries India Ltd.	97,125	6,386,222
*	Solara Active Pharma Sciences Ltd.	24,205	88,745
	Somany Ceramics Ltd.	21,886	174,704
	Sonata Software Ltd.	268,088	3,680,853
	South Indian Bank Ltd.	4,340,603	1,261,858
	SP Apparels Ltd.	4,719	32,532
*	Spandana Sphoorty Financial Ltd.	49,631	530,375
*	Star Cement Ltd.	226,872	430,720
	Sterlite Technologies Ltd.	539,079	900,305
	Strides Pharma Science Ltd.	193,168	1,109,415
*	Stylam Industries Ltd.	10,286	207,655
	Styrenix Performance Materials Ltd.	6,546	108,920
*	Subex Ltd.	1,122,066	401,643
	Subros Ltd.	89,803	397,267
	Sudarshan Chemical Industries Ltd.	106,961	608,851
	Sumitomo Chemical India Ltd.	179,952	806,119
	Sun TV Network Ltd.	275,300	2,093,693
	Sundaram Finance Holdings Ltd.	80,225	120,238
	Sundaram Finance Ltd.	131,335	5,031,495
	Sundram Fasteners Ltd.	314,991	4,747,346
*	Sunflag Iron & Steel Co. Ltd.	74,248	152,460
	Sunteck Realty Ltd.	151,674	789,162
	Suprajit Engineering Ltd.	227,193	993,770
	Supreme Industries Ltd.	197,528	10,272,595
	Supreme Petrochem Ltd.	296,898	2,046,511
	Surya Roshni Ltd.	102,102	703,585
	Suven Pharmaceuticals Ltd.	678,550	4,686,250
*	Suzlon Energy Ltd.	23,338,088	8,616,933
	Swan Energy Ltd.	76,621	355,992
	Swaraj Engines Ltd.	19,779	478,691
	Symphony Ltd.	47,359	480,010
Ω	Syngene International Ltd.	462,097	3,774,364
	Tamil Nadu Newsprint & Papers Ltd.	86,283	288,540
	Tanla Platforms Ltd.	186,655	2,141,317
*	TARC Ltd.	153,004	188,282
	Tasty Bite Eatables Ltd.	101	19,025
	Tata Chemicals Ltd.	446,079	5,134,790
	Tata Coffee Ltd.	123,118	389,769
	Tata Metaliks Ltd.	56,536	609,151
*	Tata Steel Long Products Ltd.	44,261	414,387
	TCI Express Ltd.	56,605	901,895
* Ω	TCNS Clothing Co. Ltd.	4,612	19,632
	TD Power Systems Ltd.	154,837	451,570
*	TeamLease Services Ltd.	8,181	229,026
	Techno Electric & Engineering Co. Ltd.	198,034	1,187,629
* Ω	Tejas Networks Ltd.	161,197	1,654,257
	Texmaco Rail & Engineering Ltd.	584,579	858,527
	Thermax Ltd.	21,793	739,961
	Thirumalai Chemicals Ltd.	138,878	331,571
	Thomas Cook India Ltd.	332,718	542,848
Ω	Thyrocare Technologies Ltd.	51,815	339,203
	Tide Water Oil Co. India Ltd.	20,475	284,610
	Tilaknagar Industries Ltd.	216,288	545,256
	Time Technoplast Ltd.	390,193	747,776
	Timken India Ltd.	85,158	2,964,326
	Tinplate Co. of India Ltd.	109,549	494,101
	Titagarh Rail System Ltd.	141,780	1,296,904
	Torrent Power Ltd.	548,669	4,792,632

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDIA — (Continued)
	Tourism Finance Corp. of India Ltd.	138,784	$172,040
	Transformers & Rectifiers India Ltd.	9,390	19,053
*	TransIndia Real Estate Ltd.	216,315	101,456
	Transport Corp. of India Ltd.	98,187	968,571
	Trident Ltd.	4,096,218	1,712,197
	Triveni Engineering & Industries Ltd.	253,714	1,086,993
*	Triveni Turbine Ltd.	387,061	1,673,180
	TTK Prestige Ltd.	144,049	1,380,728
	Tube Investments of India Ltd.	249,568	9,453,997
	TV Today Network Ltd.	80,104	204,922
*	TV18 Broadcast Ltd.	1,464,153	726,758
	TVS Holdings Ltd.	12,440	807,962
	TVS Holdings Pvt Ltd.	12,106	148,499
	TVS Srichakra Ltd.	12,076	559,147
	Uflex Ltd.	110,987	565,497
	Ugar Sugar Works Ltd.	140,911	161,739
*	Ugro Capital Ltd.	83,237	289,813
	Ujjivan Financial Services Ltd.	248,978	1,601,343
Ω	Ujjivan Small Finance Bank Ltd.	1,931,764	1,215,480
*	Unichem Laboratories Ltd.	96,528	504,253
	UNO Minda Ltd.	452,664	3,193,043
	Usha Martin Ltd.	434,267	1,542,052
	UTI Asset Management Co. Ltd.	89,311	804,772
*	VA Tech Wabag Ltd.	109,564	633,488
	Vaibhav Global Ltd.	248,778	1,251,135
	Vakrangee Ltd.	229,078	48,682
	Vardhman Textiles Ltd.	472,904	2,101,539
* Ω	Varroc Engineering Ltd.	107,533	596,266
	Varun Beverages Ltd.	412,600	4,535,175
	Venky’s India Ltd.	17,968	422,964
	Vesuvius India Ltd.	18,323	788,926
	V-Guard Industries Ltd.	563,511	2,013,661
	Vimta Labs Ltd.	17,648	96,945
	Vinati Organics Ltd.	93,108	1,933,247
	Vindhya Telelinks Ltd.	17,609	519,499
	VIP Industries Ltd.	135,699	999,148
	VL E-Governance & IT Solutions Ltd.	136,960	49,103
*	V-Mart Retail Ltd.	9,072	178,871
*	Vodafone Idea Ltd.	1,040,769	148,166
	Voltamp Transformers Ltd.	12,992	748,209
	Voltas Ltd.	292,689	2,940,038
	VRL Logistics Ltd.	106,773	851,965
	VST Industries Ltd.	18,750	721,246
	VST Tillers Tractors Ltd.	13,719	578,377
	Welspun Corp. Ltd.	393,665	2,010,521
	Welspun Enterprises Ltd.	232,271	732,578
	Welspun India Ltd.	1,254,736	2,269,797
	West Coast Paper Mills Ltd.	115,874	1,021,411
	Westlife Foodworld Ltd.	159,939	1,524,523
	Whirlpool of India Ltd.	38,693	759,112
*	Wockhardt Ltd.	165,786	451,351
	Wonderla Holidays Ltd.	34,714	357,025
*	Zee Entertainment Enterprises Ltd.	2,602,393	8,073,057
	Zensar Technologies Ltd.	350,115	2,061,303
	Zydus Wellnes Ltd.	29,306	541,092

TOTAL INDIA			833,339,367

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (2.0%)
	ABM Investama Tbk. PT	572,700	$137,610
	Ace Hardware Indonesia Tbk. PT	19,988,600	1,006,471
*	Adhi Karya Persero Tbk. PT	5,882,888	148,924
*	Adi Sarana Armada Tbk. PT	3,734,500	190,469
*	Agung Semesta Sejahtera Tbk. PT	14,642,700	10,119
	AKR Corporindo Tbk. PT	23,912,200	2,243,757
*	Alam Sutera Realty Tbk. PT	25,534,400	266,750
*	Allo Bank Indonesia Tbk. PT	111,700	8,401
* ††	Armidian Karyatama Tbk. PT	844,800	0
	Arwana Citramulia Tbk. PT	11,813,800	490,859
	Ashmore Asset Management Indonesia Tbk. PT	4,200	252
	Astra Agro Lestari Tbk. PT	1,174,900	521,124
	Astra Otoparts Tbk. PT	2,355,600	409,352
*	Asuransi Maximus Graha Persada Tbk. PT	6,101,000	21,494
* ††	Bakrie Telecom Tbk. PT	49,756,298	0
*	Bank Amar Indonesia Tbk. PT	9,530,328	189,688
	Bank BTPN Syariah Tbk. PT	5,648,700	559,928
*	Bank Bukopin Tbk. PT	89,835,682	441,389
*	Bank Ganesha Tbk. PT	7,053,300	31,910
*	Bank Ina Perdana PT	4,559,900	1,188,273
*	Bank Jago Tbk. PT	8,092,700	803,507
*	Bank Mayapada International Tbk. PT	934,600	26,960
	Bank Maybank Indonesia Tbk. PT	16,074,000	251,010
*	Bank MNC Internasional Tbk. PT	34,524,800	139,052
*	Bank Nationalnobu Tbk. PT	1,080,304	49,591
*	Bank Neo Commerce Tbk. PT	9,654,200	136,413
	Bank OCBC Nisp Tbk. PT	6,711,200	469,061
*	Bank Pan Indonesia Tbk. PT	12,406,800	887,176
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	9,034,212	645,651
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	12,456,900	474,561
*	Bank Raya Indonesia Tbk. PT	641,400	9,055
	Bank Tabungan Negara Persero Tbk. PT	13,997,625	1,079,880
	BFI Finance Indonesia Tbk. PT	19,975,500	1,289,047
*	Bintang Oto Global Tbk. PT	7,099,600	549,651
	BISI International Tbk. PT	8,589,500	843,823
	Blue Bird Tbk. PT	1,347,300	167,971
*	Buana Lintas Lautan Tbk. PT	21,081,200	100,808
*	Bukalapak.com Tbk. PT	122,575,000	1,622,834
	Bukit Asam Tbk. PT	8,210,500	1,281,642
*	Bumi Resources Minerals Tbk. PT	140,377,700	1,713,612
*	Bumi Serpong Damai Tbk. PT	16,572,000	1,048,062
*	Bumi Teknokultura Unggul Tbk. PT	65,924,600	207,506
*	Capital Financial Indonesia Tbk. PT	3,186,000	111,219
	Catur Sentosa Adiprana Tbk. PT	2,986,100	105,436
*	Cemindo Gemilang PT	4,965,800	293,867
Ω	Cikarang Listrindo Tbk. PT	4,462,100	199,444
	Ciputra Development Tbk. PT	28,744,020	2,005,777
*	Citra Marga Nusaphala Persada Tbk. PT	13,896,403	1,421,309
*	City Retail Developments Tbk. PT	12,056,400	105,874
	Delta Dunia Makmur Tbk. PT	15,329,000	333,912
	Dharma Satya Nusantara Tbk. PT	5,886,600	211,308
*	Digital Mediatama Maxima Tbk. PT	549,900	10,186
	Elang Mahkota Teknologi Tbk. PT	8,917,800	280,972
	Elnusa Tbk. PT	10,521,900	286,474
	Erajaya Swasembada Tbk. PT	27,567,400	694,336
*	Gajah Tunggal Tbk. PT	4,584,000	253,851
	Garudafood Putra Putri Jaya Tbk. PT	14,879,700	393,332
* ††	Hanson International Tbk. PT	483,480,300	0
	Harum Energy Tbk. PT	6,043,000	614,734
	Hexindo Adiperkasa Tbk. PT	554,100	193,583

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Impack Pratama Industri Tbk. PT	22,142,700	$504,676
	Indika Energy Tbk. PT	5,804,300	663,338
	Indo Tambangraya Megah Tbk. PT	844,800	1,411,017
	Indocement Tunggal Prakarsa Tbk. PT	1,691,200	987,938
	Indomobil Sukses Internasional Tbk. PT	684,500	59,042
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	21,878,846	702,401
* ††	Inti Agri Resources Tbk. PT	92,782,800	0
*	Intiland Development Tbk. PT	3,461,300	43,158
	Japfa Comfeed Indonesia Tbk. PT	13,524,600	1,042,841
	Jasa Marga Persero Tbk. PT	5,220,000	1,400,855
	Jaya Real Property Tbk. PT	10,463,000	457,874
*	Kapuas Prima Coal Tbk. PT	22,780,900	71,716
*	Kawasan Industri Jababeka Tbk. PT	80,793,657	671,574
*	Krakatau Steel Persero Tbk. PT	8,677,102	92,280
*	Lippo Karawaci Tbk. PT	89,240,540	494,466
*	M Cash Integrasi PT	360,200	150,887
	Map Aktif Adiperkasa PT	14,417,300	676,415
	Matahari Department Store Tbk. PT	2,604,400	326,154
*	MD Pictures Tbk. PT	6,208,800	942,516
	Medco Energi Internasional Tbk. PT	20,146,306	1,619,664
	Media Nusantara Citra Tbk. PT	16,924,500	526,494
	Medikaloka Hermina Tbk. PT	15,215,300	1,460,859
*	Mega Manunggal Property Tbk. PT	4,769,600	103,254
*	Metro Healthcare Indonesia Tbk. PT	52,627,700	1,590,261
	Metrodata Electronics Tbk. PT	15,657,100	497,555
	Metropolitan Kentjana Tbk. PT	72,600	127,349
	Mitra Adiperkasa Tbk. PT	27,423,200	2,996,112
	Mitra Keluarga Karyasehat Tbk. PT	2,750,300	474,239
	Mitra Pinasthika Mustika Tbk. PT	4,596,400	289,358
*	MNC Land Tbk. PT	29,086,600	122,782
	Mulia Industrindo Tbk. PT	3,194,000	82,052
*	NFC Indonesia Tbk. PT	86,200	35,867
	Nippon Indosari Corpindo Tbk. PT	12,947,889	1,054,484
	Pabrik Kertas Tjiwi Kimia Tbk. PT	3,583,800	1,726,251
*	Pacific Strategic Financial Tbk. PT	20,982,800	1,439,805
	Pakuwon Jati Tbk. PT	35,341,000	889,508
*	Panin Financial Tbk. PT	49,629,800	849,790
*	Paninvest Tbk. PT	4,828,600	302,737
	Perusahaan Gas Negara Tbk. PT	27,080,300	2,141,063
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	8,616,100	496,313
* ††	Pool Advista Indonesia Tbk. PT	10,473,500	6,181
*	PP Persero Tbk. PT	6,944,514	246,998
	Prodia Widyahusada Tbk. PT	323,000	130,498
	Puradelta Lestari Tbk. PT	21,336,100	229,549
*	Quantum Clovera Investama Tbk. PT	5,504,400	17,326
	Ramayana Lestari Sentosa Tbk. PT	4,657,300	146,077
	Resource Alam Indonesia Tbk. PT	837,200	21,386
* ††	Rimo International Lestari Tbk. PT	211,251,900	0
	Rukun Raharja Tbk. PT	650,300	38,478
	Salim Ivomas Pratama Tbk. PT	7,152,900	169,286
	Samator Indo Gas Tbk. PT	17,200	1,706
	Samindo Resources Tbk. PT	106,600	11,749
	Sampoerna Agro Tbk. PT	1,404,800	178,592
	Samudera Indonesia Tbk. PT	16,962,300	322,459
*	Sarana Meditama Metropolitan Tbk. PT	3,942,100	85,338
	Sariguna Primatirta Tbk. PT	5,940,900	239,417
	Sawit Sumbermas Sarana Tbk. PT	8,446,400	608,787
* ††	Sekawan Intipratama Tbk. PT	9,367,900	0
	Selamat Sempurna Tbk. PT	13,041,700	1,780,825

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
INDONESIA — (Continued)
	Semen Baturaja Tbk. PT	6,838,100	$134,283
	Siloam International Hospitals Tbk. PT	11,618,000	1,756,227
	Sinar Mas Agro Resources & Technology Tbk. PT	898,460	242,051
* ††	Sri Rejeki Isman Tbk. PT	35,353,931	60,926
	Steel Pipe Industry of Indonesia PT	2,261,200	41,575
	Summarecon Agung Tbk. PT	25,711,446	865,488
* ††	Surabaya Agung Industri Pulp & Kertas Tbk. PT	64,500	0
	Surya Citra Media Tbk. PT	46,129,500	438,651
	Surya Esa Perkasa Tbk. PT	17,573,200	663,808
*	Surya Permata Andalan Tbk. PT	4,325,500	132,883
*	Surya Semesta Internusa Tbk. PT	11,719,600	302,434
* ††	Suryainti Permata Tbk. PT	7,252,000	0
	Temas Tbk. PT	13,193,400	128,642
	Tempo Scan Pacific Tbk. PT	1,765,600	185,621
	Timah Tbk. PT	8,208,514	356,435
* ††	Trada Alam Minera Tbk. PT	180,020,800	0
	Transcoal Pacific Tbk. PT	2,100,700	1,153,278
	Trias Sentosa Tbk. PT	32,818,400	1,058,716
*	Trimegah Sekuritas IndonesiaTbk PT	2,930,400	45,384
	Triputra Agro Persada PT	9,425,000	326,370
	Tunas Baru Lampung Tbk. PT	9,611,428	514,597
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	15,164,100	1,604,447
	Unggul Indah Cahaya Tbk. PT	48,239	24,530
* ††	Waskita Beton Precast Tbk. PT	28,238,300	88,887
* ††	Waskita Karya Persero Tbk. PT	30,184,766	288,831
*	Wijaya Karya Persero Tbk. PT	7,808,907	188,674
*	Wintermar Offshore Marine Tbk. PT	1,483,300	40,226
	XL Axiata Tbk. PT	11,580,879	1,655,437

TOTAL INDONESIA			75,237,255

KUWAIT — (0.4%)
	A’ayan Leasing & Investment Co. KSCP	1,285,012	639,495
	Al Ahli Bank of Kuwait KSCP	870,188	601,778
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	298,880	160,330
	Al-Eid Food KSC	299,976	163,826
	Ali Alghanim Sons Automotive Co. KSCC	16,413	57,017
*	Alimtiaz Investment Group KSC	911,735	153,503
*	Arabi Group Holding KSC	335,257	581,784
	Arzan Financial Group for Financing & Investment KPSC	1,425,117	750,668
*	Asiya Capital Investments Co. KSCP	1,649,688	226,569
	Boubyan Petrochemicals Co. KSCP	469,808	930,659
	Boursa Kuwait Securities Co. KPSC	208,920	1,170,006
	Combined Group Contracting Co. SAK	202,267	275,180
	Commercial Facilities Co. SAKP	28,413	14,048
	Commercial Real Estate Co. KSC	2,460,691	781,664
	Gulf Cables & Electrical Industries Group Co. KSCP	118,596	452,232
	Heavy Engineering & Ship Building Co. KSCP, Class B	129,008	314,755
	Humansoft Holding Co. KSC	200,918	1,973,795
	Integrated Holding Co. KCSC	313,285	447,478
	Jazeera Airways Co. KSCP	172,712	814,864
	Kuwait Cement Co. KSC	25,028	11,970
	Kuwait Financial Centre SAK	23,180	7,116
	Kuwait Insurance Co. SAK	18,311	25,503
	Kuwait International Bank KSCP	1,734,790	824,088
	Kuwait Real Estate Co. KSC	2,201,281	1,131,051
	Mezzan Holding Co. KSCC	239,144	386,402
	National Industries Group Holding SAK	2,401,289	1,381,255
	National Investments Co. KSCP	1,129,151	678,695
	Salhia Real Estate Co. KSCP	679,375	880,366

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
KUWAIT — (Continued)
	Securities House KSC	233,476	$39,158
	Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	502,944	282,799
	Warba Bank KSCP	1,821,882	1,012,647

TOTAL KUWAIT			17,170,701

MALAYSIA — (1.5%)
#	7-Eleven Malaysia Holdings Bhd., Class B	2,072,285	852,713
#	Aeon Co. M Bhd.	1,014,100	230,013
	AEON Credit Service M Bhd.	312,000	744,057
#	AFFIN Bank Bhd.	1,663,843	705,463
	Ajinomoto Malaysia Bhd.	52,700	170,127
	Alliance Bank Malaysia Bhd.	2,237,400	1,611,270
	Allianz Malaysia Bhd.	134,100	450,920
#	AME Elite Consortium Bhd.	83,800	25,497
	Ancom Nylex Bhd.	1,238,000	311,799
# *	Ann Joo Resources Bhd.	353,150	80,084
#	Astro Malaysia Holdings Bhd.	2,239,200	195,051
#	Bank Islam Malaysia Bhd.	1,088,700	491,489
*	Berjaya Corp. Bhd.	6,581,328	400,701
#	Berjaya Food Bhd.	1,424,600	203,166
# *	Berjaya Land Bhd.	2,413,200	141,744
# *	Bermaz Auto Bhd.	1,284,600	673,842
#	Boustead Plantations Bhd.	1,381,699	423,578
#	British American Tobacco Malaysia Bhd.	284,900	562,410
*	Bumi Armada Bhd.	6,513,300	753,517
	Bursa Malaysia Bhd.	1,494,300	2,129,709
#	Cahya Mata Sarawak Bhd.	1,514,600	353,061
	Carlsberg Brewery Malaysia Bhd., Class B	368,100	1,537,158
* ††	Carotech Bhd.	230,650	0
	CB Industrial Product Holding Bhd.	599,440	135,789
	CTOS Digital Bhd.	942,900	287,160
#	D&O Green Technologies Bhd.	1,159,400	797,985
# *	Dagang NeXchange Bhd.	1,927,400	176,357
	Datasonic Group Bhd.	987,200	89,178
	Dayang Enterprise Holdings Bhd.	1,351,175	528,223
#	DRB-Hicom Bhd.	2,403,300	702,014
#	Dufu Technology Corp. Bhd.	535,900	193,896
#	Duopharma Biotech Bhd.	1,073,438	268,125
	Dutch Lady Milk Industries Bhd.	79,100	375,057
	Eco World Development Group Bhd.	2,221,100	471,117
*	Ecofirst Consolidated Bhd.	402,200	29,583
# *	Ekovest Bhd.	4,481,750	447,300
	FAR East Holdings Bhd.	258,300	196,773
#	Formosa Prosonic Industries Bhd.	187,500	112,617
	Frontken Corp. Bhd.	2,418,050	1,616,218
#	Gas Malaysia Bhd.	531,500	367,087
# *	Genetec Technology Bhd.	97,600	48,405
	Genting Plantations Bhd.	194,400	221,096
	Globetronics Technology Bhd.	1,231,872	370,391
* ††	Golden Plus Holding Bhd.	216,000	0
#	Guan Chong Bhd.	979,000	446,062
	Hap Seng Plantations Holdings Bhd.	227,100	85,335
#	Hengyuan Refining Co. Bhd.	301,200	201,146
#	Hextar Global Bhd.	528,600	80,524
#	Hiap Teck Venture Bhd.	3,401,900	296,720
#	Hibiscus Petroleum Bhd.	1,362,520	764,955
	Hong Leong Capital Bhd.	69,400	67,913
	Hong Leong Industries Bhd.	350,400	662,353
	IGB Bhd.	999,381	453,598

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
#	IJM Corp. Bhd.	2,798,600	$1,116,586
	IOI Properties Group Bhd.	60,100	23,339
*	Iskandar Waterfront City Bhd.	1,196,100	154,626
# *	JAKS Resources Bhd.	4,337,380	177,453
	Jaya Tiasa Holdings Bhd.	1,010,527	182,427
	Keck Seng Malaysia Bhd.	289,650	270,519
	Kelington Group Bhd.	117,400	36,762
#	Kenanga Investment Bank Bhd.	298,700	53,310
	Kerjaya Prospek Group Bhd.	609,690	177,936
#	Kim Loong Resources Bhd.	838,580	331,153
	Kossan Rubber Industries Bhd.	2,868,400	812,979
#	KPJ Healthcare Bhd.	4,463,300	1,198,873
#	Kretam Holdings Bhd.	1,548,200	199,881
# *	KSL Holdings Bhd.	790,818	179,583
	Kumpulan Fima Bhd.	68,750	25,682
	LBS Bina Group Bhd.	2,657,916	287,583
#	Leong Hup International Bhd.	617,100	80,988
	Lii Hen Industries Bhd.	293,600	59,480
# Ω	Lotte Chemical Titan Holding Bhd.	1,105,697	262,224
#	LPI Capital Bhd.	382,424	961,429
	Magni-Tech Industries Bhd.	612,433	253,302
#	Magnum Bhd.	1,830,463	410,967
#	Mah Sing Group Bhd.	3,024,787	521,128
#	Malakoff Corp. Bhd.	4,685,100	580,278
	Malayan Flour Mills Bhd.	1,660,575	223,127
#	Malaysia Building Society Bhd.	2,906,690	442,843
#	Malaysia Smelting Corp. Bhd.	261,700	117,031
	Malaysian Pacific Industries Bhd.	48,100	259,999
#	Malaysian Resources Corp. Bhd.	4,391,266	396,774
	Matrix Concepts Holdings Bhd.	2,557,137	825,822
#	MBM Resources Bhd.	483,896	396,305
#	Mega First Corp. Bhd.	1,538,100	1,116,767
	Mi Technovation Bhd.	108,600	39,049
#	MKH Bhd.	1,225,634	360,221
	MNRB Holdings Bhd.	667,088	166,749
#	MPHB Capital Bhd.	790,700	177,931
	Muda Holdings Bhd.	176,500	52,251
*	Muhibbah Engineering M Bhd.	1,359,125	196,932
	My EG Services Bhd.	4,045,012	662,485
*	Nylex Malaysia Bhd.	4,205	292
	Oriental Holdings Bhd.	656,000	867,647
#	OSK Holdings Bhd.	4,054,255	1,003,687
	Padini Holdings Bhd.	1,331,800	1,103,872
	Panasonic Manufacturing Malaysia Bhd.	25,084	94,295
	Pantech Group Holdings Bhd.	1,007,619	184,036
	Paramount Corp. Bhd.	759,955	146,721
	Pentamaster Corp. Bhd.	187,100	196,524
	Perak Transit Bhd.	632,500	157,954
#	Petron Malaysia Refining & Marketing Bhd.	165,500	156,743
#	PIE Industrial Bhd.	66,900	43,571
*	PMB Technology Bhd.	49,300	31,579
	Power Root Bhd.	21,700	8,971
#	Ranhill Utilities Bhd.	1,582,238	192,695
	RCE Capital Bhd.	415,900	217,497
#	Sam Engineering & Equipment M Bhd.	330,200	300,245
*	Sapura Energy Bhd.	13,232,800	138,813
#	Sarawak Oil Palms Bhd.	830,255	444,492
	Scientex Bhd.	1,427,872	1,093,367
	SEG International Bhd.	145,885	20,056

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MALAYSIA — (Continued)
# *	Shangri-La Hotels Malaysia Bhd.	117,700	$53,641
#	Sime Darby Property Bhd.	6,050,300	781,376
#	SKP Resources Bhd.	2,377,824	394,111
	SP Setia Bhd. Group	4,475,500	790,038
#	Sports Toto Bhd.	1,861,350	566,434
* ††	Sumatec Resources Bhd.	6,536,100	0
	Sunway Construction Group Bhd.	372,436	149,345
	Suria Capital Holdings Bhd.	269,560	89,449
	Syarikat Takaful Malaysia Keluarga Bhd.	731,957	565,340
#	Ta Ann Holdings Bhd.	494,189	347,286
	Taliworks Corp. Bhd.	476,616	79,575
#	Thong Guan Industries Bhd.	506,100	193,384
	TMC Life Sciences Bhd.	306,800	38,001
*	Tropicana Corp. Bhd.	1,889,890	479,942
#	TSH Resources Bhd.	1,381,600	278,420
#	Uchi Technologies Bhd.	887,200	642,422
#	UEM Edgenta Bhd.	538,000	115,217
#	UEM Sunrise Bhd.	3,165,600	528,941
#	UMW Holdings Bhd.	1,039,100	1,057,896
#	Unisem M Bhd.	753,100	467,831
	United Malacca Bhd.	398,850	424,943
	UOA Development Bhd.	4,792,499	1,700,415
	UWC Bhd.	675,200	517,849
# *	Velesto Energy Bhd.	8,441,608	452,351
	VS Industry Bhd.	6,082,400	1,134,941
*	Wasco Bhd.	70,500	14,359
#	WCT Holdings Bhd.	2,001,993	216,729
#	Wellcall Holdings Bhd.	883,400	285,695
*	YNH Property Bhd.	2,935,116	3,140,430

TOTAL MALAYSIA			59,242,538

MEXICO — (2.9%)
	Alfa SAB de CV, Class A	600,749	373,198
#	Alpek SAB de CV	857,829	504,829
*	Alsea SAB de CV	1,253,320	4,159,891
*	Axtel SAB de CV	6,155,647	256,073
Ω	Banco del Bajio SA	2,520,069	7,672,449
	Bolsa Mexicana de Valores SAB de CV	1,213,492	1,889,329
	Consorcio ARA SAB de CV	4,940,540	907,049
*	Controladora AXTEL SAB de CV	858,225	10,949
# *	Controladora Vuela Cia de Aviacion SAB de CV, Class A	1,944,272	1,108,609
#	Corp. Actinver SAB de CV	179,820	149,609
#	Corp. Inmobiliaria Vesta SAB de CV	1,611,339	5,053,253
	Corp. Interamericana de Entretenimiento SAB de CV, Class B	960,372	894,905
	Corp. Moctezuma SAB de CV	838,557	3,038,601
	Corporativo Fragua SAB de CV	3	81
*	Corpovael SA de CV	73,341	12,041
	Cydsa SAB de CV	10,875	11,310
# * ††	Empresas ICA SAB de CV	3,768,186	0
*	Financiera Independencia SAB de CV SOFOM ENR.	3,187	1,326
	GCC SAB de CV	538,452	4,804,226
	Genomma Lab Internacional SAB de CV, Class B	1,654,993	1,231,905
	Gentera SAB de CV	2,901,196	3,073,540
	Gruma SAB de CV, Class B	40,411	703,858
	Grupo Aeroportuario del Centro Norte SAB de CV	579,894	4,445,457
	Grupo Comercial Chedraui SA de CV	1,708,398	9,951,520
#	Grupo Herdez SAB de CV	1,417,024	3,220,902
	Grupo Hotelero Santa Fe SAB de CV	618,935	131,999
	Grupo Industrial Saltillo SAB de CV	1,056,936	1,568,198

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
MEXICO — (Continued)
	Grupo KUO SAB De CV, Class B	713,687	$1,454,767
*	Grupo Pochteca SAB de CV	336,841	135,828
*	Grupo Posadas SAB de CV	91,049	134,839
	Grupo Rotoplas SAB de CV	776,001	1,044,625
*	Grupo Simec SAB de CV, Class B	945,472	10,042,592
#	Grupo Televisa SAB	245,514	111,802
* Ω	Grupo Traxion SAB de CV	356,102	527,368
*	Hoteles City Express SAB de CV	932,557	281,386
*	Industrias CH SAB de CV, Class B	1,689,942	18,090,787
#	La Comer SAB de CV	2,986,626	5,957,018
	Megacable Holdings SAB de CV	1,985,440	3,892,912
# *	Minera Frisco SAB de CV, Class A1	5,327,018	682,534
* Ω	Nemak SAB de CV	2,997,040	531,950
	Operadora De Sites Mexicanos SAB de CV, Class A	451,353	385,787
	Orbia Advance Corp. SAB de CV	678,444	1,101,074
*	Organizacion Cultiba SAB de CV	1,101,402	678,105
*	Organizacion Soriana SAB de CV, Class B	358,274	618,420
	Promotora y Operadora de Infraestructura SAB de CV	527,348	4,345,670
	Promotora y Operadora de Infraestructura SAB de CV, Class L	7,839	44,780
	Qualitas Controladora SAB de CV	400,941	3,314,229
	Regional SAB de CV	505,137	3,828,383
* ††	San Luis Rassini	3,300	0
* ††	Sanluis Corp. SA	4,642	0
* ††	Sanluis Corp. SA	4,642	0
*	Vista Energy SAB de CV, ADR	2,874	78,230
	Vitro SAB de CV, Class A	704,098	814,268

TOTAL MEXICO			113,272,461

PHILIPPINES — (0.8%)
*	8990 Holdings, Inc.	3,491,200	556,693
	A Soriano Corp.	2,931,411	569,228
††	ACR Mining Corp.	48,205	2,851
	Alliance Global Group, Inc.	6,835,000	1,276,734
	Alsons Consolidated Resources, Inc.	2,780,000	27,000
	Apex Mining Co., Inc.	5,852,000	264,764
*	AyalaLand Logistics Holdings Corp.	2,980,100	88,753
	Belle Corp.	12,306,400	256,426
*	Bloomberry Resorts Corp.	8,846,300	1,419,411
*	Cebu Air, Inc.	250,120	145,498
*	Cebu Holdings, Inc.	3,180,400	296,600
* Ω	CEMEX Holdings Philippines, Inc.	208,799	2,988
	Century Pacific Food, Inc.	2,790,500	1,377,336
	China Banking Corp.	6,278,014	3,346,960
	COL Financial Group, Inc.	922,000	46,149
*	Converge Information & Communications Technology Solutions, Inc.	3,379,100	499,003
	Cosco Capital, Inc.	6,881,600	559,157
	D&L Industries, Inc.	6,538,700	737,057
*	DITO CME Holdings Corp.	1,354,100	67,583
	DMCI Holdings, Inc.	5,114,700	827,022
	DoubleDragon Corp.	1,080,890	129,521
	East West Banking Corp.	635,100	98,945
	Filinvest Development Corp.	3,169,422	299,404
	Filinvest Land, Inc.	53,722,577	577,920
	First Gen Corp.	235,300	74,988
	First Philippine Holdings Corp.	1,596,210	1,697,949
	Global Ferronickel Holdings, Inc.	4,072,911	184,522
	Global-Estate Resorts, Inc.	1,172,000	16,419
	GT Capital Holdings, Inc.	150,160	1,452,847
*	Integrated Micro-Electronics, Inc.	1,967,414	120,919

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
PHILIPPINES — (Continued)
	Keepers Holdings, Inc.	378,000	$9,197
	LT Group, Inc.	3,026,800	472,452
	Manila Water Co., Inc.	7,255,700	2,163,152
	Max’s Group, Inc.	473,200	33,324
	Megaworld Corp.	12,599,000	440,081
Ω	Monde Nissin Corp.	201,700	29,176
	Nickel Asia Corp.	10,067,100	967,795
	Petron Corp.	6,813,800	393,170
††	Philcomsat Holdings Corp.	316,021	421,399
	Philex Mining Corp.	3,618,300	184,908
*	Philippine National Bank	767,726	252,527
* ††	Philippine National Construction Corp.	173,000	2,802
	Philippine Savings Bank	474,907	459,886
*	Philippine Seven Corp.	10,510	14,103
	Philippine Stock Exchange, Inc.	49,642	147,763
* ††	Philtown Properties, Inc.	111,562	0
*	Phoenix Petroleum Philippines, Inc.	929,580	98,181
	Premium Leisure Corp.	11,228,000	116,757
	Puregold Price Club, Inc.	1,732,390	827,543
	RFM Corp.	7,485,068	394,541
	Rizal Commercial Banking Corp.	2,651,952	1,094,341
	Robinsons Land Corp.	6,341,951	1,559,059
	Robinsons Retail Holdings, Inc.	661,040	477,566
	Security Bank Corp.	682,310	926,297
	Semirara Mining & Power Corp.	653,000	334,137
	Shakey’s Pizza Asia Ventures, Inc.	274,900	44,866
*	Shell Pilipinas Corp.	933,790	210,729
	Synergy Grid & Development Phils, Inc.	365,700	47,734
*	Top Frontier Investment Holdings, Inc.	2,580	4,319
	Union Bank of the Philippines	1,882,999	1,975,004
	Vista Land & Lifescapes, Inc.	16,198,200	457,034
	Vistamalls, Inc.	589,600	25,081
	Wilcon Depot, Inc.	2,969,100	1,036,011

TOTAL PHILIPPINES			32,641,582

POLAND — (1.3%)
*	11 bit studios SA	5,157	746,177
	AB SA	2,202	34,929
*	Agora SA	78,455	172,883
*	Alior Bank SA	157,405	2,477,987
*	Amica SA	11,385	192,215
*	AmRest Holdings SE	112,625	714,351
	Apator SA	44,940	157,941
	Arctic Paper SA	20,701	87,426
	ASBISc Enterprises PLC	71,933	491,770
	Asseco Poland SA	66,189	1,211,906
	Auto Partner SA	29,783	168,759
	Bank Handlowy w Warszawie SA	11,151	228,480
*	Bank Millennium SA	993,404	1,728,499
*	Bank Ochrony Srodowiska SA	63,177	139,064
	Benefit Systems SA	2,739	1,162,644
	Boryszew SA	143,028	204,579
#	Budimex SA	44,572	4,989,545
# *	CCC SA	84,621	800,892
	Celon Pharma SA	21,330	76,871
# *	CI Games SA	330,588	234,378
#	Cognor Holding SA	256,934	506,845
	ComArch SA	7,770	276,961
	Develia SA	1,491,512	1,751,924

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
POLAND — (Continued)
	Dom Development SA	15,579	$579,796
	Echo Investment SA	22,550	23,032
*	Enea SA	559,136	969,172
	Eurocash SA	182,660	607,657
	Fabryki Mebli Forte SA	48,823	217,781
	Globe Trade Centre SA	449,774	561,299
*	Grenevia SA	642,809	457,844
*	Grupa Azoty SA	107,336	561,611
#	Grupa Kety SA	53,775	9,070,956
	Inter Cars SA	33,276	4,506,126
*	Jastrzebska Spolka Weglowa SA	94,546	1,123,162
	KRUK SA	64,574	7,143,470
# *	Lubawa SA	30,768	16,599
	Lubelski Wegiel Bogdanka SA	25,724	224,951
	Mirbud SA	77,490	143,480
	Mo-BRUK SA	2,287	152,079
	Neuca SA	2,310	416,755
*	NEWAG SA	522	2,576
*	PKP Cargo SA	67,694	247,446
	PlayWay SA	2,668	218,579
*	Polimex-Mostostal SA	110,872	114,917
	Stalexport Autostrady SA	217,280	133,054
	Synektik SA	3,629	54,189
*	Tauron Polska Energia SA	2,405,636	2,115,677
	TEN Square Games SA	6,492	122,914
	Text SA	28,772	775,178
	TIM SA	15,749	179,162
# *	Torpol SA	23,490	114,797
	VRG SA	873,743	634,874
	Warsaw Stock Exchange	44,450	412,808
	Wawel SA	365	61,507
	Wirtualna Polska Holding SA	8,066	205,742
Ω	XTB SA	81,174	631,090
*	Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	672	6,862
# *	Zespol Elektrowni Patnow Adamow Konin SA	58,452	272,273

TOTAL POLAND			51,636,441

QATAR — (0.8%)
	Aamal Co.	5,648,983	1,274,949
	Al Khaleej Takaful Group QSC	546,460	455,432
	Al Meera Consumer Goods Co. QSC	256,746	908,634
	Alijarah Holding Co. QPSC	550,069	103,814
*	Baladna	1,778,789	548,112
	Barwa Real Estate Co.	4,858,169	3,380,500
	Doha Bank QPSC	5,447,971	2,268,439
	Doha Insurance Co. QSC	178,039	111,841
*	Estithmar Holding QPSC	2,663,854	1,478,012
	Gulf International Services QSC	2,627,664	1,981,540
	Gulf Warehousing Co.	748,164	609,917
*	Lesha Bank LLC	3,400,379	1,288,871
	Mannai Corp. QSC	532,158	550,905
*	Mazaya Real Estate Development QPSC	1,716,638	283,847
	Medicare Group	590,839	874,645
	Qatar Aluminum Manufacturing Co.	6,598,083	2,240,159
*	Qatar Insurance Co. SAQ	3,545,099	2,407,765
	Qatar International Islamic Bank QSC	291,121	740,151
	Qatar Islamic Insurance Group	13,547	32,466
	Qatar National Cement Co. QSC	634,585	613,084
	Qatar Navigation QSC	1,377,653	3,415,631

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
QATAR — (Continued)
*	Salam International Investment Ltd. QSC	2,225,787	$364,829
	United Development Co. QSC	4,725,999	1,265,438
	Vodafone Qatar QSC	5,249,972	2,569,311
*	Widam Food Co.	228,566	137,161
	Zad Holding Co.	7,892	29,254

TOTAL QATAR			29,934,707

RUSSIA — (0.0%)
* ††	Magnitogorsk Iron & Steel Works PJSC, GDR	32,799	0
* ††	Mechel PJSC, Sponsored ADR	123,618	0
* ††	PhosAgro PJSC, GDR	120,928	0
* ††	PhosAgro PJSC	779	0
* ††	Rostelecom PJSC, Sponsored ADR	171,891	0
* ††	RusHydro PJSC, ADR	952,144	0
* ††	VTB Bank PJSC, GDR	27,705	0

SAUDI ARABIA — (4.2%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	522,760	279,375
	Abdullah Al Othaim Markets Co.	1,244,508	4,324,159
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	31,236	202,597
	Advanced Petrochemical Co.	43,435	432,443
*	Al Alamiya for Cooperative Insurance Co.	64,325	269,082
	Al Babtain Power & Telecommunication Co.	120,559	598,721
*	Al Gassim Investment Holding Co.	50,411	208,409
	Al Hammadi Holding	252,667	3,638,813
*	Al Hassan Ghazi Ibrahim Shaker Co.	93,542	507,910
	Al Jouf Agricultural Development Co.	47,802	559,606
*	Al Jouf Cement Co.	173,581	535,892
*	Al Khaleej Training & Education Co.	180,447	937,002
	Al Masane Al Kobra Mining Co.	92,221	1,295,860
	Al Moammar Information Systems Co.	65,812	2,386,513
*	Al Rajhi Co. for Co-operative Insurance	4,591	182,147
*	Al Yamamah Steel Industries Co.	76,456	428,462
*	AlAbdullatif Industrial Investment Co.	119,086	456,809
	Alamar Foods	28,647	1,016,526
	Alandalus Property Co.	194,116	1,089,203
	Alaseel Co.	479,940	548,097
*	Al-Baha Development & Investment Co.	5,708,600	212,946
	Aldrees Petroleum & Transport Services Co.	127,998	4,017,505
*	Al-Etihad Cooperative Insurance Co.	73,201	390,040
*	AlJazira Takaful Ta’awuni Co.	115,236	440,819
	AlKhorayef Water & Power Technologies Co.	29,548	1,077,923
*	Allianz Saudi Fransi Cooperative Insurance Co.	129,675	555,679
	Almunajem Foods Co.	40,248	667,486
*	Alujain Corp.	82,243	830,280
*	Amana Cooperative Insurance Co.	47,955	135,319
	Amlak International Finance Co.	26,555	86,685
*	Anaam International Holding Group Co.	280,914	67,429
*	Arabia Insurance Cooperative Co.	94,706	318,403
	Arabian Cement Co.	185,419	1,540,461
	Arabian Centres Co. Ltd.	354,997	1,898,142
	Arabian Contracting Services Co.	43,611	2,344,656
*	Arabian Pipes Co.	16,683	428,191
*	Arabian Shield Cooperative Insurance Co.	53,274	260,749
	Arriyadh Development Co.	295,210	1,575,126
	Astra Industrial Group	150,962	3,664,023
	Ataa Educational Co.	30,082	493,825
	Baazeem Trading Co.	9,007	135,770
*	Bank Al-Jazira	1,426,073	6,222,820

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Basic Chemical Industries Ltd.	40,220	$320,866
*	Batic Investments & Logistic Co.	369,133	181,136
	Bawan Co.	90,760	779,904
	BinDawood Holding Co.	510,295	821,250
*	Buruj Cooperative Insurance Co.	48,801	249,484
*	Chubb Arabia Cooperative Insurance Co.	40,251	200,196
	City Cement Co.	252,917	1,173,823
	Co. for Cooperative Insurance	241,112	7,765,292
	Dallah Healthcare Co.	120,222	4,743,136
*	Dar Al Arkan Real Estate Development Co.	1,733,568	6,981,333
*	Dur Hospitality Co.	117,535	743,472
	East Pipes Integrated Co. for Industry	21,387	355,983
	Eastern Province Cement Co.	116,026	1,142,937
	Electrical Industries Co.	1,772,460	994,064
*	Emaar Economic City	1,257,090	2,452,136
*	Fawaz Abdulaziz Al Hokair & Co., Class C	140,758	728,714
	Fitaihi Holding Group	510,587	384,146
*	Gulf General Cooperative Insurance Co.	84,715	162,248
	Gulf Insurance Group	65,482	512,480
*	Gulf Union Cooperative Insurance Co.	50,220	169,562
	Hail Cement Co.	156,364	475,364
*	Halwani Brothers Co.	6,135	72,013
	Herfy Food Services Co.	68,286	544,485
*	Jazan Energy & Development Co.	90,932	314,325
	L’Azurde Co. for Jewelry	83,263	270,931
	Leejam Sports Co. JSC	78,537	3,216,494
	Maharah Human Resources Co.	95,109	1,639,363
*	Malath Cooperative Insurance Co.	84,556	410,277
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	166,290	590,741
*	Methanol Chemicals Co.	131,270	648,707
*	Middle East Healthcare Co.	110,503	2,033,191
	Middle East Paper Co.	122,352	893,942
*	Middle East Specialized Cables Co.	50,327	214,972
	Mobile Telecommunications Co. Saudi Arabia	1,467,319	5,401,938
	Najran Cement Co.	268,731	763,957
*	Nama Chemicals Co.	39,377	315,648
	Naseej International Trading Co.	9,376	98,875
*	National Agriculture Development Co.	185,327	2,262,737
	National Co. for Glass Industries	63,808	528,979
	National Co. for Learning & Education	41,585	1,092,797
	National Gas & Industrialization Co.	116,492	1,801,027
*	National Gypsum	51,252	275,506
*	National Industrialization Co., Class C	1,038,732	3,219,242
	National Medical Care Co.	83,989	2,745,255
*	National Metal Manufacturing & Casting Co.	19,775	83,945
	Nayifat Finance Co.	110,357	380,992
	Northern Region Cement Co.	342,144	934,625
	Qassim Cement Co.	70,809	1,185,488
*	Raydan Food Co.	24,476	157,875
	Saudi Airlines Catering Co.	151,169	4,208,651
*	Saudi Arabian Amiantit Co.	6,257	62,506
*	Saudi Arabian Cooperative Insurance Co.	21,323	71,330
	Saudi Automotive Services Co.	117,378	1,784,061
	Saudi Cement Co.	253,076	3,352,362
	Saudi Ceramic Co.	124,572	791,085
	Saudi Chemical Co. Holding	1,617,370	1,725,178
*	Saudi Co. For Hardware CJSC	3,324	23,609
*	Saudi Ground Services Co.	303,679	2,360,481
*	Saudi Industrial Development Co.	23,922	64,819

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SAUDI ARABIA — (Continued)
	Saudi Industrial Investment Group	9,992	$63,911
	Saudi Industrial Services Co.	127,131	852,779
	Saudi Investment Bank	230,565	903,780
	Saudi Marketing Co.	67,912	362,043
*	Saudi Paper Manufacturing Co.	67,752	662,096
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	171,434	1,358,865
*	Saudi Printing & Packaging Co., Class C	81,990	305,961
*	Saudi Public Transport Co.	248,132	1,073,874
*	Saudi Real Estate Co.	493,378	1,573,909
*	Saudi Reinsurance Co.	192,614	884,880
*	Saudi Research & Media Group	97,521	3,664,203
*	Saudi Vitrified Clay Pipe Co. Ltd.	18,151	193,675
	Saudia Dairy & Foodstuff Co.	49,883	3,988,583
	Savola Group	51,934	504,043
*	Scientific & Medical Equipment House Co.	13,112	144,628
*	Seera Group Holding	565,462	3,555,814
	SHL Finance Co.	37,569	180,282
*	Sinad Holding Co.	200,840	545,922
	Southern Province Cement Co.	174,170	1,890,579
*	Tabuk Agriculture	51,454	190,163
*	Tabuk Cement Co.	166,422	645,263
*	Takween Advanced Industries Co.	53,384	187,197
	Tanmiah Food Co.	12,034	279,109
	Theeb Rent A Car Co.	68,167	1,109,555
*	Umm Al-Qura Cement Co.	88,761	355,153
	United Electronics Co.	143,822	3,071,591
	United International Transportation Co.	124,963	2,241,661
	United Wire Factories Co.	45,475	296,223
*	Walaa Cooperative Insurance Co.	159,591	742,461
*	Wataniya Insurance Co.	49,099	209,863
	Yamama Cement Co.	382,705	2,959,495
	Yanbu Cement Co.	262,521	2,257,893
	Zahrat Al Waha For Trading Co., Class C	31,564	269,133
*	Zamil Industrial Investment Co.	123,209	657,959

TOTAL SAUDI ARABIA			163,324,384

SINGAPORE — (0.0%)
* ††	Tech-Pro, Inc.	43,862,000	0

SOUTH AFRICA — (2.7%)
	Adcock Ingram Holdings Ltd.	173,494	504,076
	Advtech Ltd.	2,578,964	2,936,996
	AECI Ltd.	320,502	1,899,653
	African Rainbow Minerals Ltd.	299,318	2,466,789
	Afrimat Ltd.	227,419	635,132
	Alexander Forbes Group Holdings Ltd.	1,437,620	492,746
	Altron Ltd., Class A	829,938	380,505
	Astral Foods Ltd.	109,928	862,259
	AVI Ltd.	992,267	3,710,093
	Barloworld Ltd.	600,452	2,530,177
*	Blue Label Telecoms Ltd.	1,181,745	205,551
*	Brait PLC	2,378,482	310,534
	Cashbuild Ltd.	50,175	414,954
	Caxton & CTP Publishers & Printers Ltd.	343,385	200,281
	City Lodge Hotels Ltd.	1,058,420	238,093
	Coronation Fund Managers Ltd.	573,116	929,286
	Curro Holdings Ltd.	399,634	217,865
	DataTec Ltd.	1,898,804	3,594,776
Ω	Dis-Chem Pharmacies Ltd.	1,065,344	1,395,846

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH AFRICA — (Continued)
	DRDGOLD Ltd.	1,386,609	$1,216,409
	Famous Brands Ltd.	198,212	610,411
#	Foschini Group Ltd.	896,107	4,847,327
	Grindrod Ltd.	1,626,252	946,607
	Harmony Gold Mining Co. Ltd., Sponsored ADR	1,802,955	8,095,268
	Hudaco Industries Ltd.	103,703	859,690
	Italtile Ltd.	928,768	573,486
	JSE Ltd.	251,093	1,194,181
*	KAP Ltd.	6,907,202	827,416
*	Lesaka Technologies, Inc.	776	3,545
	Lewis Group Ltd.	365,127	760,061
	Life Healthcare Group Holdings Ltd.	3,961,630	3,948,533
	Merafe Resources Ltd.	3,205,125	200,830
*	Metair Investments Ltd.	574,445	454,435
#	MiX Telematics Ltd.	37,895	7,739
	MiX Telematics Ltd., Sponsored ADR	27,358	138,979
	Momentum Metropolitan Holdings	3,489,911	3,929,865
	Motus Holdings Ltd.	391,698	1,945,690
	Mpact Ltd.	651,431	980,305
	Mr Price Group Ltd.	693,320	5,012,907
*	MultiChoice Group	414,901	1,553,082
	Netcare Ltd.	3,573,872	2,476,980
	Ninety One Ltd.	564,251	1,102,869
	Northam Platinum Holdings Ltd.	76,106	459,838
	Oceana Group Ltd.	256,970	954,767
	Omnia Holdings Ltd.	646,997	2,009,999
	Pick n Pay Stores Ltd.	1,008,415	1,352,223
*	PPC Ltd.	3,593,192	537,144
	PSG Financial Services Ltd.	1,798,321	1,396,572
	Raubex Group Ltd.	649,884	851,136
*	RCL Foods Ltd.	535,302	235,884
	Reunert Ltd.	598,725	1,887,671
	RFG Holdings Ltd.	343,641	193,710
	Santam Ltd.	141,557	2,077,795
	Sappi Ltd.	1,655,922	3,485,338
*	Southern Sun Ltd.	92,144	23,112
#	SPAR Group Ltd.	545,483	3,293,760
	Spur Corp. Ltd.	216,642	313,474
	Sun International Ltd.	802,125	1,614,230
	Super Group Ltd.	1,609,612	2,746,585
*	Telkom SA SOC Ltd.	802,659	940,478
	Thungela Resources Ltd.	258,849	2,311,366
	Tiger Brands Ltd.	396,132	3,667,446
#	Transaction Capital Ltd.	1,531,274	397,938
*	Trencor Ltd.	903,601	343,190
	Truworths International Ltd.	992,642	4,025,464
	Tsogo Sun Limited	1,361,429	882,656
*	Wilson Bayly Holmes-Ovcon Ltd.	216,345	1,370,384
*	Zeda Ltd.	519,901	299,920

TOTAL SOUTH AFRICA			103,284,307

SOUTH KOREA — (10.7%)
*	3S Korea Co. Ltd.	154,715	240,698
	ABco Electronics Co. Ltd.	34,238	354,619
# *	ABLBio, Inc.	75,501	892,585
	Able C&C Co. Ltd.	1,711	10,501
# *	Abpro Bio Co. Ltd.	630,240	252,964
*	Ace Technologies Corp.	48,487	63,069
*	ADTechnology Co. Ltd.	32,888	545,615

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Advanced Nano Products Co. Ltd.	26,011	$2,315,006
	Advanced Process Systems Corp.	37,400	452,749
	Aekyung Chemical Co. Ltd.	21,094	170,258
	Aekyung Industrial Co. Ltd.	21,735	364,991
	AfreecaTV Co. Ltd.	27,378	1,363,248
*	Agabang&Company	67,415	181,278
#	Ahnlab, Inc.	20,292	965,407
*	Ajin Industrial Co. Ltd.	88,562	262,921
*	AJU Steel Co. Ltd.	1,840	8,709
	AK Holdings, Inc.	13,576	175,575
*	ALUKO Co. Ltd.	165,011	331,752
# *	Amicogen, Inc.	47,647	447,860
*	Aminologics Co. Ltd.	208,483	179,408
*	Amo Greentech Co. Ltd.	25,182	210,452
*	Amotech Co. Ltd.	37,147	194,655
*	Anam Electronics Co. Ltd.	186,008	238,543
# *	Ananti, Inc.	209,378	1,033,901
*	Anterogen Co. Ltd.	18,586	176,262
*	APRO Co. Ltd.	10,152	91,516
*	Aprogen Biologics	813,427	196,726
*	Aprogen, Inc.	268,248	181,545
*	APS, Inc.	44,932	198,322
*	APTC Co. Ltd.	43,343	417,174
* ††	Arion Technology, Inc.	51,658	0
	Asia Cement Co. Ltd.	54,970	422,456
	ASIA Holdings Co. Ltd.	3,528	447,035
	Asia Pacific Satellite, Inc.	19,738	175,754
	Asia Paper Manufacturing Co. Ltd.	16,637	483,911
*	Asiana Airlines, Inc.	82,372	681,253
*	ASTORY Co. Ltd.	6,845	63,553
	Atinum Investment Co. Ltd.	122,830	231,546
	Avaco Co. Ltd.	35,579	372,935
*	Avatec Co. Ltd.	7,666	72,934
	Baiksan Co. Ltd.	51,917	321,325
*	Barunson Entertainment & Arts Corp.	89,960	41,004
*	Beno Tnr, Inc.	30,948	90,147
	BGF Co. Ltd.	103,379	254,716
	BGFecomaterials Co. Ltd.	82,075	234,391
#	BH Co. Ltd.	84,813	1,181,831
*	BHI Co. Ltd.	39,293	201,502
# *	Binex Co. Ltd.	87,903	482,805
	Binggrae Co. Ltd.	14,995	608,436
*	Biodyne Co. Ltd.	8,207	286,576
# *	Bioneer Corp.	67,535	1,591,728
*	Biosolution Co. Ltd.	2,671	21,134
*	Biotoxtech Co. Ltd.	34,878	148,837
	BIT Computer Co. Ltd.	29,596	106,813
# *	BNC Korea Co. Ltd.	162,737	377,761
	Boditech Med, Inc.	46,262	563,442
#	BoKwang Industry Co. Ltd.	47,681	178,959
	Bookook Securities Co. Ltd.	11,124	173,870
#	Boryung	107,363	717,485
*	Bosung Power Technology Co. Ltd.	153,092	308,723
	Brand X Co. Ltd.	13,892	43,534
*	Bridge Biotherapeutics, Inc.	3,528	9,149
* ††	Bucket Studio Co. Ltd.	55,178	17,650
*	Bukwang Pharmaceutical Co. Ltd.	163,821	690,945
*	BusinessOn Communication Co. Ltd.	7,076	77,222
	BYC Co. Ltd.	1,007	272,290

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Byucksan Corp.	139,530	$331,633
	C&C International Corp.	1,936	83,833
# *	Cafe24 Corp.	42,602	392,467
*	CammSys Corp.	198,279	193,044
*	Cellumed Co. Ltd.	54,302	99,317
# *	Chabiotech Co. Ltd.	32,158	384,083
	Chemtronics Co. Ltd.	39,956	550,519
*	Chemtros Co. Ltd.	53,634	207,843
	Cheryong Electric Co. Ltd.	38,769	604,964
*	ChinHung International, Inc.	225,900	192,263
	Chinyang Holdings Corp.	45,978	107,843
	Chips&Media, Inc.	18,591	471,446
*	Choil Aluminum Co. Ltd.	240,574	359,802
*	Chokwang Leather Co. Ltd.	607	22,313
	Chong Kun Dang Pharmaceutical Corp.	20,308	1,427,005
	Chongkundang Holdings Corp.	11,961	456,112
	Choong Ang Vaccine Laboratory	21,922	168,543
* ††	Chorokbaem Media Co. Ltd.	49,739	149,156
	Chosun Refractories Co. Ltd.	18,242	247,444
#	Chunbo Co. Ltd.	4,060	298,935
*	CJ Bioscience, Inc.	259	2,445
*	CJ CGV Co. Ltd.	125,808	478,422
*	CJ ENM Co. Ltd.	32,674	1,263,546
	CJ Freshway Corp.	19,056	296,104
	CJ Logistics Corp.	18,162	1,021,096
*	CJ Seafood Corp.	332	642
*	CKD Bio Corp.	10,942	160,842
#	Classys, Inc.	41,875	1,023,070
	CLIO Cosmetics Co. Ltd.	13,245	272,455
*	CMG Pharmaceutical Co. Ltd.	327,955	501,124
*	CoAsia Corp.	3,644	15,722
*	Com2uS Holdings Corp.	13,428	237,959
	Com2uSCorp.	26,297	820,337
*	ContentreeJoongAng Corp.	19,169	163,885
*	Coreana Cosmetics Co. Ltd.	87,448	206,733
*	Corentec Co. Ltd.	17,931	140,084
# *	Cosmax, Inc.	27,708	2,785,884
*	Cosmecca Korea Co. Ltd.	16,670	445,450
# *	Cosmochemical Co. Ltd.	50,450	1,177,627
#	COWELL FASHION Co. Ltd.	77,852	425,128
	Cowintech Co. Ltd.	15,381	334,525
	CR Holdings Co. Ltd.	37,887	170,560
# *	Creative & Innovative System	187,522	1,253,101
#	Creverse, Inc.	5,127	63,246
*	CrystalGenomics Invites Co. Ltd.	163,861	331,709
*	CS Bearing Co. Ltd.	21,387	143,312
*	CTC BIO, Inc.	74,245	520,948
	Cuckoo Holdings Co. Ltd.	26,747	336,277
#	Cuckoo Homesys Co. Ltd.	25,991	392,152
*	Curexo, Inc.	42,724	416,455
	Cymechs, Inc.	19,555	210,836
	D.I Corp.	83,231	396,790
*	DA Technology Co. Ltd.	39,677	87,515
	Dae Hwa Pharmaceutical Co. Ltd.	38,577	279,987
	Dae Won Kang Up Co. Ltd.	141,255	532,368
* ††	Dae Yu Co. Ltd.	4,904	3,134
*	Daea TI Co. Ltd.	236,199	534,923
*	Daebo Magnetic Co. Ltd.	9,347	178,966
*	Daechang Co. Ltd.	131,727	117,888

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Daechang Forging Co. Ltd.	20,949	$92,742
	Daedong Corp.	53,430	488,338
	Daeduck Co. Ltd.	2,158	9,598
	Daeduck Electronics Co. Ltd.	113,503	1,690,259
	Daehan Flour Mill Co. Ltd.	3,306	298,656
	Daehan New Pharm Co. Ltd.	32,177	197,755
	Daehan Steel Co. Ltd.	34,780	334,999
*	Daeho AL Co. Ltd.	26,529	20,255
*	Dae-Il Corp.	74,654	284,016
#	Daejoo Electronic Materials Co. Ltd.	35,811	1,838,283
#	Daesang Corp.	81,947	1,208,161
	Daesang Holdings Co. Ltd.	46,079	225,172
	Daesung Energy Co. Ltd.	28,072	217,431
	Daesung Holdings Co. Ltd.	4,812	35,128
*	Daesung Industrial Co. Ltd.	72,040	202,356
*	Daesung Private Equity, Inc.	4,946	7,042
	Daewon Media Co. Ltd.	29,987	245,330
	Daewon Pharmaceutical Co. Ltd.	69,246	796,390
	Daewon San Up Co. Ltd.	17,780	71,436
*	Daewoo Engineering & Construction Co. Ltd.	90,980	265,431
	Daewoong Co. Ltd.	62,362	689,061
	Daewoong Pharmaceutical Co. Ltd.	13,972	1,036,561
* ††	Dahaam E-Tec Co. Ltd.	2,100	20,351
	Daihan Pharmaceutical Co. Ltd.	19,365	384,262
	Daishin Securities Co. Ltd.	112,901	1,171,839
# *	Danal Co. Ltd.	181,091	467,473
	Daol Investment & Securities Co. Ltd.	132,568	376,152
#	Daou Data Corp.	46,710	395,925
	Daou Technology, Inc.	91,181	1,103,657
*	Dasan Networks, Inc.	101,990	266,395
# *	Dawonsys Co. Ltd.	100,153	1,047,067
	DB Financial Investment Co. Ltd.	107,325	303,353
*	DB, Inc.	336,574	395,425
	DCM Corp.	4,798	38,455
*	Dentis Co. Ltd.	37,951	244,722
	Dentium Co. Ltd.	22,411	1,819,262
	Deutsch Motors, Inc.	93,981	342,056
# *	Devsisters Co. Ltd.	15,090	543,453
*	Dexter Studios Co. Ltd.	58,162	282,090
	DGB Financial Group, Inc.	585,612	3,410,741
	DI Dong Il Corp.	51,383	1,012,435
	Digital Daesung Co. Ltd.	54,516	227,969
	Digital Imaging Technology Co. Ltd., Class C	10,762	121,135
*	DIO Corp.	36,393	631,489
	Display Tech Co. Ltd.	29,586	108,547
*	DK Tech Co. Ltd.	9,051	53,510
	DL Construction Co. Ltd.	26,871	246,109
#	DL Holdings Co. Ltd.	40,824	1,285,706
* ††	DMOA Co. Ltd.	414,534	98,657
	DMS Co. Ltd.	65,444	265,836
	DN Automotive Corp.	2,066	121,201
	DNF Co. Ltd.	32,812	441,500
	Dohwa Engineering Co. Ltd.	49,605	282,529
	Dong Ah Tire & Rubber Co. Ltd.	15,897	136,010
	Dong-A Hwasung Co. Ltd.	7,271	38,665
	Dong-A Socio Holdings Co. Ltd.	10,582	781,198
	Dong-A ST Co. Ltd.	15,533	640,139
	Dong-Ah Geological Engineering Co. Ltd.	3,089	28,615
*	Dongbang Transport Logistics Co. Ltd.	86,581	116,724

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Dongil Industries Co. Ltd.	815	$29,799
#	Dongjin Semichem Co. Ltd.	54,642	1,219,590
	Dongkoo Bio & Pharma Co. Ltd.	21,999	78,033
#	DongKook Pharmaceutical Co. Ltd.	90,389	1,081,104
*	Dongkuk CM Co. Ltd.	5,257	26,870
	Dongkuk Holdings Co. Ltd.	38,947	248,890
	Dongkuk Industries Co. Ltd.	106,036	346,766
*	Dongkuk Steel Mill Co. Ltd.	108,638	850,413
# *	Dongkuk Structures & Construction Co. Ltd.	93,874	190,601
#	Dongsuh Cos., Inc.	14,928	190,873
	Dongsung Chemical Co. Ltd.	93,584	284,956
	Dongsung Finetec Co. Ltd.	66,416	559,684
# *	Dongwha Enterprise Co. Ltd.	17,954	823,557
	Dongwha Pharm Co. Ltd.	73,874	530,666
	Dongwon Development Co. Ltd.	124,021	292,622
	Dongwon F&B Co. Ltd.	23,875	515,118
	Dongwon Industries Co. Ltd.	1,014	22,462
#	Dongwon Systems Corp.	19,024	399,982
*	Dongwoon Anatech Co. Ltd.	28,356	332,043
	Dongyang E&P, Inc.	19,653	269,231
*	Dongyang Steel Pipe Co. Ltd.	298,877	162,903
	Doosan Co. Ltd.	21,089	1,163,502
# *	Doosan Fuel Cell Co. Ltd.	114,875	1,402,286
#	Doosan Tesna, Inc.	20,410	680,888
	DoubleUGames Co. Ltd.	35,018	1,074,494
#	Douzone Bizon Co. Ltd.	40,546	822,299
*	Dream Security Co. Ltd.	88,257	201,602
	Dreamtech Co. Ltd.	100,119	774,508
# *	DRTECH Corp.	183,856	515,651
*	DSK Co. Ltd.	6,892	25,508
*	Duck Yang Industry Co. Ltd.	51,906	161,465
	Duckshin Housing Co. Ltd.	75,827	105,133
# *	Duk San Neolux Co. Ltd.	38,011	1,090,361
*	Duksan Hi-Metal Co. Ltd.	38,100	169,771
*	Duksan Techopia Co. Ltd.	16,169	223,036
	Duksung Co. Ltd.	2,357	8,927
	DY Corp.	62,461	253,581
	DY POWER Corp.	24,026	208,521
	DYPNF Co. Ltd.	5,500	75,144
* ††	E Investment&Development Co. Ltd.	74,253	57,399
	E1 Corp.	13,023	566,964
	Easy Bio, Inc.	87,948	204,332
#	Easy Holdings Co. Ltd.	119,072	227,428
	Echo Marketing, Inc.	50,352	374,090
*	Eco&Dream Co. Ltd.	19,773	280,288
	Ecoplastic Corp.	63,236	239,929
#	Ecopro HN Co. Ltd.	33,131	1,419,393
	e-Credible Co. Ltd.	6,468	66,181
*	EG Corp.	21,760	168,703
* ††	Ehwa Technologies Information Co. Ltd.	455,538	227,339
	Elentec Co. Ltd.	47,311	299,671
*	EMKOREA Co. Ltd.	113,508	186,084
	EMRO, Inc.	12,522	513,462
#	EM-Tech Co. Ltd.	42,707	1,573,945
*	Enchem Co. Ltd.	18,629	718,647
#	ENF Technology Co. Ltd.	36,612	511,291
#	Eo Technics Co. Ltd.	31,038	3,218,885
*	ESTsoft Corp.	18,919	185,954
*	E-TRON Co. Ltd.	1,594,702	236,156

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	Eubiologics Co. Ltd.	76,572	$543,979
#	Eugene Corp.	163,463	396,826
	Eugene Investment & Securities Co. Ltd.	243,208	727,433
#	Eugene Technology Co. Ltd.	48,507	1,375,765
	Eusu Holdings Co. Ltd.	53,919	239,720
*	Eutilex Co. Ltd.	42,134	74,207
*	EV Advanced Material Co. Ltd.	130,754	307,336
*	Exem Co. Ltd.	166,622	249,105
	Exicon Co. Ltd.	11,282	102,758
	F&F Holdings Co. Ltd.	5,197	60,644
	FarmStory Co. Ltd.	207,000	249,590
	Fasoo Co. Ltd.	3,294	15,631
#	Fine Semitech Corp.	39,942	517,402
*	Firstec Co. Ltd.	96,567	238,803
*	Flask Co. Ltd.	90,446	81,335
#	Foosung Co. Ltd.	168,123	1,247,870
	Fursys, Inc.	12,182	262,076
*	FutureChem Co. Ltd.	9,585	59,712
	Gabia, Inc.	43,120	465,904
*	GAEASOFT	28,220	124,799
	Galaxia Moneytree Co. Ltd.	61,913	197,383
*	GAMSUNG Corp. Co. Ltd.	182,717	515,483
	Gaon Cable Co. Ltd.	3,241	38,208
#	GC Cell Corp.	24,068	516,410
# *	GemVax & Kael Co. Ltd.	35,492	374,133
	Gemvaxlink Co. Ltd.	194,256	146,102
	Gencurix, Inc.	2,515	8,283
*	GeneOne Life Science, Inc.	214,850	451,225
# *	Genexine, Inc.	98,031	573,014
*	Genie Music Corp.	39,828	85,784
*	Genome & Co.	12,930	109,444
*	Genomictree, Inc.	30,768	330,132
	Geumhwa PSC Co. Ltd.	6,842	130,716
*	Giantstep, Inc.	19,630	131,521
*	Gigalane Co. Ltd.	163,449	145,425
	Global Standard Technology Co. Ltd.	16,924	254,783
*	Global Tax Free Co. Ltd.	93,886	387,604
#	GOLFZON Co. Ltd.	13,009	840,398
	Golfzon Newdin Holdings Co. Ltd.	68,106	185,219
# * ††	Good People Co. Ltd.	112,659	7,841
	Gradiant Corp.	33,379	267,185
# *	Grand Korea Leisure Co. Ltd.	96,422	1,115,866
	Green Chemical Co. Ltd.	12,366	53,295
#	Green Cross Corp.	15,863	1,130,682
#	Green Cross Holdings Corp.	81,133	814,663
	GS Engineering & Construction Corp.	202,780	1,984,790
*	GS Global Corp.	133,558	221,451
	Gwangju Shinsegae Co. Ltd.	9,662	215,541
	HAESUNG DS Co. Ltd.	39,467	1,298,616
	Haesung Industrial Co. Ltd.	14,187	74,861
	Han Kuk Carbon Co. Ltd.	101,139	855,701
#	Hana Materials, Inc.	21,077	744,583
#	Hana Micron, Inc.	104,922	1,906,731
	Hana Pharm Co. Ltd.	2,755	27,471
*	Hana Technology Co. Ltd.	15,865	773,228
# *	Hanall Biopharma Co. Ltd.	64,871	1,407,104
*	Hancom, Inc.	48,360	419,998
	Handok, Inc.	26,292	226,135
	Handsome Co. Ltd.	45,295	626,250

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	Hanil Cement Co. Ltd.	39,603	$358,090
	Hanil Holdings Co. Ltd.	42,979	351,848
	Hanil Hyundai Cement Co. Ltd.	8,926	97,570
	Hanjin Transportation Co. Ltd.	24,703	346,306
*	Hankook Cosmetics Co. Ltd.	2,124	10,803
	Hankook Shell Oil Co. Ltd.	2,503	424,633
	HanmiGlobal Co. Ltd.	23,691	383,406
	Hannong Chemicals, Inc.	22,149	168,638
#	Hansae Co. Ltd.	46,542	790,810
	Hansae Yes24 Holdings Co. Ltd.	9,629	33,793
	Hanshin Machinery Co.	91,455	275,153
	Hansol Holdings Co. Ltd.	98,877	194,541
*	Hansol IONES Co. Ltd.	71,025	439,733
	Hansol Paper Co. Ltd.	48,916	362,169
	Hansol Technics Co. Ltd.	83,619	372,498
#	Hanssem Co. Ltd.	10,773	391,295
*	Hansung Cleantech Co. Ltd.	111,656	191,368
*	Hanwha Galleria Corp.	309,287	231,479
*	Hanwha General Insurance Co. Ltd.	189,206	581,876
*	Hanwha Investment & Securities Co. Ltd.	386,884	660,091
*	Hanyang Digitech Co. Ltd.	10,693	97,892
	Hanyang Eng Co. Ltd.	36,442	380,145
	Hanyang Securities Co. Ltd.	27,737	190,755
	Harim Co. Ltd.	152,048	312,136
	Harim Holdings Co. Ltd.	147,068	721,947
	HB SOLUTION Co. Ltd.	110,496	388,501
	HB Technology Co. Ltd.	174,261	308,932
	HD Hyundai Construction Equipment Co. Ltd.	41,128	1,357,489
	HD Hyundai Electric Co. Ltd.	48,457	2,696,885
	HD Hyundai Energy Solutions Co. Ltd.	16,324	264,849
	HDC Holdings Co. Ltd.	44,038	202,398
	HDC Hyundai Development Co-Engineering & Construction, Class E	106,828	922,562
	HDC Hyundai Engineering Plastics Co. Ltd.	10,107	30,479
	Hecto Financial Co. Ltd.	8,753	90,920
	Hecto Innovation Co. Ltd.	25,753	247,334
	Heerim Architects & Planners	19,190	115,290
# *	Helixmith Co. Ltd.	115,106	347,844
*	Heungkuk Fire & Marine Insurance Co. Ltd.	42,678	96,547
# *	HFR, Inc.	24,379	333,822
#	Hite Jinro Co. Ltd.	95,659	1,507,529
*	HJ Magnolia Yongpyong Hotel & Resort Corp.	90,531	194,960
*	HJ Shipbuilding & Construction Co. Ltd.	79,625	198,053
#	HK inno N Corp.	27,102	869,541
	HL Holdings Corp.	18,795	444,006
*	HLB Biostep Co. Ltd.	109,299	203,687
*	HLB Global Co. Ltd.	75,129	194,687
# *	HLB Life Science Co. Ltd.	145,067	960,230
*	HLB PANAGENE Co. Ltd.	66,604	177,024
*	Hlb Pharma Ceutical Co. Ltd.	12,329	109,453
*	HLB Therapeutics Co. Ltd.	182,312	499,628
	Home Center Holdings Co. Ltd.	233,830	187,678
*	Homecast Co. Ltd.	100,408	352,915
	HS Industries Co. Ltd.	98,748	257,034
*	HSD Engine Co. Ltd.	128,636	731,661
# *	Hugel, Inc.	10,882	1,148,077
# *	Humasis Co. Ltd.	143,067	213,144
*	Humax Co. Ltd.	72,222	147,987
	Humedix Co. Ltd.	20,261	512,956
	Huons Co. Ltd.	30,307	910,095

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Huons Global Co. Ltd.	20,990	$312,424
	Husteel Co. Ltd.	49,113	166,949
*	Huvis Corp.	24,268	76,281
	Huvitz Co. Ltd.	34,081	367,058
	Hwa Shin Co. Ltd.	51,695	387,613
*	Hwail Pharm Co. Ltd.	130,066	192,264
	Hwangkum Steel & Technology Co. Ltd.	26,421	135,256
	Hwaseung Enterprise Co. Ltd.	57,409	358,433
	HwaSung Industrial Co. Ltd.	2,331	16,841
	Hy-Lok Corp.	25,144	441,694
	Hyosung Advanced Materials Corp., Class C	4,356	1,155,188
#	Hyosung Corp.	26,240	1,147,688
*	Hyosung Heavy Industries Corp.	13,740	1,742,740
	Hyosung TNC Corp.	7,382	1,956,536
*	Hyulim ROBOT Co. Ltd.	400,177	360,668
	Hyundai Bioland Co. Ltd.	33,411	231,493
	Hyundai BNG Steel Co. Ltd.	31,868	334,767
	Hyundai Corp.	21,340	279,360
	Hyundai Department Store Co. Ltd.	46,479	1,840,779
#	Hyundai Elevator Co. Ltd.	35,937	1,150,713
	Hyundai Ezwel Co. Ltd.	68,014	312,183
	Hyundai Futurenet Co. Ltd.	99,460	238,584
	Hyundai GF Holdings	307,547	794,068
*	Hyundai Green Food	7,889	66,221
	Hyundai Home Shopping Network Corp.	19,930	612,366
*	Hyundai Livart Furniture Co. Ltd.	37,796	223,414
	Hyundai Motor Securities Co. Ltd.	56,759	343,632
	Hyundai Pharmaceutical Co. Ltd.	80,385	236,903
	Hyundai Wia Corp.	47,615	1,982,103
	HyVision System, Inc.	41,577	572,370
	i3system, Inc.	16,948	336,366
*	iA, Inc.	880,017	254,953
	ICD Co. Ltd.	40,757	210,448
*	Icure Pharm, Inc.	13,451	18,002
*	Il Dong Pharmaceutical Co. Ltd.	36,670	438,036
	Iljin Diamond Co. Ltd.	3,684	32,722
	Iljin Electric Co. Ltd.	62,223	578,794
	Iljin Holdings Co. Ltd.	66,086	179,001
	Iljin Power Co. Ltd.	28,946	220,591
	Ilshin Spinning Co. Ltd.	45,154	287,146
	Ilsung Pharmaceuticals Co. Ltd.	20,685	299,615
	Ilyang Pharmaceutical Co. Ltd.	40,857	413,779
	iMarketKorea, Inc.	56,029	324,679
	InBody Co. Ltd.	39,563	633,341
	Incross Co. Ltd.	24,583	179,071
*	Infinitt Healthcare Co. Ltd.	25,920	93,250
	Innocean Worldwide, Inc.	29,568	956,952
*	Innometry Co. Ltd.	2,228	16,998
	InnoWireless Co. Ltd.	19,517	315,965
#	Innox Advanced Materials Co. Ltd.	42,455	842,493
*	Innox Corp.	2,000	29,749
*	Inscobee, Inc.	286,035	248,863
# *	Insun ENT Co. Ltd.	107,394	570,342
*	Insung Information Co. Ltd.	70,630	119,770
#	Intellian Technologies, Inc.	21,427	1,123,976
	Intelligent Digital Integrated Security Co. Ltd.	23,189	358,231
*	Interflex Co. Ltd.	40,524	288,814
	Interojo Co. Ltd.	31,618	718,735
#	INTOPS Co. Ltd.	38,974	692,068

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	iNtRON Biotechnology, Inc.	82,171	$380,146
	Inzi Controls Co. Ltd.	7,211	39,703
# *	IS Dongseo Co. Ltd.	50,489	943,248
#	ISC Co. Ltd.	32,562	1,680,998
	i-SENS, Inc.	71,954	1,226,974
*	ISU Abxis Co. Ltd.	303	1,272
	ISU Chemical Co. Ltd.	51,301	452,845
*	ISU Specialty Chemical	11,891	1,013,614
	IsuPetasys Co. Ltd.	117,749	1,903,326
*	ITEK, Inc.	37,024	196,371
# *	ITM Semiconductor Co. Ltd.	6,803	100,894
*	Jahwa Electronics Co. Ltd.	38,252	598,789
	JASTECH Ltd.	16,616	92,899
#	JB Financial Group Co. Ltd.	318,081	2,379,264
	JC Chemical Co. Ltd.	34,668	171,836
	Jeil Pharmaceutical Co. Ltd.	9,855	109,409
*	Jeisys Medical, Inc.	144,955	1,131,579
*	Jeju Air Co. Ltd.	88,222	691,707
*	Jeju Semiconductor Corp.	98,093	290,403
*	Jin Air Co. Ltd.	57,394	477,179
	Jinsung T.E.C.	36,955	263,414
	JLS Co. Ltd.	30,368	161,065
	JNK Heaters Co. Ltd.	62,635	234,459
*	JNTC Co. Ltd.	14,352	113,250
*	JoyCity Corp.	102,173	179,140
#	Jusung Engineering Co. Ltd.	117,736	2,153,172
	JVM Co. Ltd.	18,939	366,083
	JW Holdings Corp.	185,773	452,985
	JW Life Science Corp.	28,941	269,090
	JW Pharmaceutical Corp.	50,601	983,668
*	JW Shinyak Corp.	88,693	147,136
# *	K Car Co. Ltd.	21,620	150,595
	Kangnam Jevisco Co. Ltd.	10,241	149,913
*	Kangstem Biotech Co. Ltd.	65,026	65,593
	KAON Group Co. Ltd.	45,623	198,184
	KC Co. Ltd.	27,573	310,610
	KC Tech Co. Ltd.	37,495	529,194
	KCC Glass Corp.	30,162	906,028
	KCTC	25,319	73,215
	KEC Corp.	456,631	424,629
*	Kencoa Aerospace Co.	21,517	175,606
	KEPCO Plant Service & Engineering Co. Ltd.	65,626	1,587,839
*	KEYEAST Co. Ltd.	43,850	201,162
	KG Chemical Corp.	81,920	368,067
#	KG Dongbusteel	15,589	81,702
	KG Eco Technology Service Co. Ltd.	62,240	515,462
* ††	KG Mobility Co.	51,059	277,488
#	Kginicis Co. Ltd.	53,448	410,248
	KGMobilians Co. Ltd.	57,542	203,252
#	KH Vatec Co. Ltd.	58,229	622,775
*	Kib Plug Energy	547,931	332,224
	KidariStudio, Inc.	28,757	85,585
	KINX, Inc.	11,074	699,467
	KISCO Corp.	60,091	273,546
	KISCO Holdings Co. Ltd.	31,963	493,046
	KISWIRE Ltd.	40,005	560,213
# *	KMW Co. Ltd.	73,575	546,875
*	KNJ Co. Ltd.	16,518	197,025
*	KNW Co. Ltd.	16,985	97,917

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	KoBioLabs, Inc.	21,173	$110,384
#	Koentec Co. Ltd.	82,232	439,143
#	Koh Young Technology, Inc.	201,764	1,653,440
#	Kolmar BNH Co. Ltd.	37,255	454,149
	Kolmar Korea Co. Ltd.	48,179	1,915,853
	Kolmar Korea Holdings Co. Ltd.	60,369	300,459
	Kolon Corp.	21,066	248,107
	Kolon Global Corp.	2,895	27,343
	Kolon Industries, Inc.	59,622	1,925,986
*	Kolon Life Science, Inc.	3,090	61,262
	Kolon Plastic, Inc.	49,059	279,469
	KoMiCo Ltd.	21,663	711,347
*	KONA I Co. Ltd.	21,596	287,171
	Korea Alcohol Industrial Co. Ltd.	47,508	359,072
	Korea Asset In Trust Co. Ltd.	200,350	479,084
	Korea Cast Iron Pipe Industries Co. Ltd.	31,881	148,082
*	Korea Circuit Co. Ltd.	42,486	428,538
	Korea Electric Terminal Co. Ltd.	21,069	985,361
	Korea Electronic Power Industrial Development Co. Ltd.	62,193	322,625
	Korea Export Packaging Industrial Co. Ltd.	56,210	112,428
# *	Korea Information & Communications Co. Ltd.	36,899	231,258
	Korea Information Certificate Authority, Inc.	8,199	25,864
*	Korea Line Corp.	534,830	663,179
	Korea Movenex Co. Ltd.	71,212	471,366
#	Korea Petrochemical Ind Co. Ltd.	11,127	1,314,402
	Korea Real Estate Investment & Trust Co. Ltd.	493,546	427,120
	Korea United Pharm, Inc.	35,429	612,842
	Korean Reinsurance Co.	313,578	2,062,538
	Kortek Corp.	30,958	156,477
*	KOSES Co. Ltd.	22,051	142,747
	Kossen Co. Ltd.	30,326	99,114
*	KPS Corp.	14,925	67,330
	KPX Chemical Co. Ltd.	5,845	184,040
	KSIGN Co. Ltd.	102,800	92,835
	KSS LINE Ltd.	53,011	309,294
*	Kt alpha Co. Ltd.	48,777	194,898
	KT Skylife Co. Ltd.	65,611	286,521
	KTCS Corp.	108,800	286,562
	Kukdo Chemical Co. Ltd.	6,478	187,669
	Kukdong Oil & Chemicals Co. Ltd.	39,533	153,933
* ††	Kuk-il Paper Manufacturing Co. Ltd.	190,710	84,725
*	Kukjeon Pharmaceutical Co. Ltd.	20,770	90,426
*	Kumho HT, Inc.	255,774	123,348
# *	Kumho Tire Co., Inc.	370,177	1,153,231
	KUMHOE&C Co. Ltd.	60,792	227,793
	Kumkang Kind Co. Ltd.	52,507	207,702
	Kwang Dong Pharmaceutical Co. Ltd.	142,897	781,679
	Kwang Myung Electric Co. Ltd.	36,134	55,724
	KX Innovation Co. Ltd.	69,335	238,241
	Kyeryong Construction Industrial Co. Ltd.	21,408	200,308
	Kyobo Securities Co. Ltd.	58,656	211,377
	Kyongbo Pharmaceutical Co. Ltd.	36,171	170,028
	Kyung Dong Navien Co. Ltd.	24,721	878,949
	Kyungbang Co. Ltd.	29,011	171,336
	KyungDong City Gas Co. Ltd.	13,575	194,039
	KyungDong Invest Co. Ltd.	1,286	71,671
	Kyungdong Pharm Co. Ltd.	57,017	266,374
	Kyung-In Synthetic Corp.	101,373	271,077
#	L&C Bio Co. Ltd.	34,106	716,929

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
# *	LabGenomics Co. Ltd.	160,572	$390,620
# *	Lake Materials Co. Ltd.	115,339	969,849
	LaonPeople, Inc.	18,410	74,314
# *	LB Semicon, Inc.	114,801	503,588
	LEADCORP, Inc.	40,464	158,126
	Lee Ku Industrial Co. Ltd.	36,342	98,430
	LF Corp.	49,088	507,784
	LG HelloVision Co. Ltd.	105,600	259,927
	LIG Nex1 Co. Ltd.	22,364	1,446,555
	LOT Vacuum Co. Ltd.	42,497	642,300
	Lotte Chilsung Beverage Co. Ltd.	11,100	1,196,959
*	Lotte Data Communication Co.	6,698	138,883
#	LOTTE Fine Chemical Co. Ltd.	50,620	2,102,716
	LOTTE Himart Co. Ltd.	34,338	242,547
*	Lotte Non-Life Insurance Co. Ltd.	155,474	275,920
	Lotte Rental Co. Ltd.	20,440	389,817
#	Lotte Wellfood Co. Ltd.	7,901	667,722
	LS Cable & System Asia Ltd.	35,473	294,395
	LS Electric Co. Ltd.	20,934	995,841
	LS Marine Solution Co. Ltd.	48,109	355,036
*	LVMC Holdings	330,137	512,222
	LX Hausys Ltd.	18,750	531,994
	LX Holdings Corp.	51,193	256,050
#	LX International Corp.	87,810	1,621,679
	LX Semicon Co. Ltd.	28,944	1,546,029
	M.I.Tech Co. Ltd.	33,780	165,944
# *	M2N Co. Ltd.	43,168	94,188
	Macrogen, Inc.	8,522	101,933
	Maeil Dairies Co. Ltd.	4,652	155,978
	MAKUS, Inc.	1,297	8,397
	Mcnex Co. Ltd.	44,126	909,062
*	MDS Tech, Inc.	196,061	203,919
*	ME2ON Co. Ltd.	79,885	158,514
*	Medipost Co. Ltd.	45,154	233,571
#	Medytox, Inc.	13,502	2,065,627
	Meerecompany, Inc.	18,287	335,829
	MegaStudy Co. Ltd.	23,468	188,755
#	MegaStudyEdu Co. Ltd.	26,459	1,216,198
	META BIOMED Co. Ltd.	6,041	16,465
*	Mgame Corp.	53,290	237,644
	Mi Chang Oil Industrial Co. Ltd.	981	52,627
*	MiCo Ltd.	109,143	640,596
*	Mirae Asset Life Insurance Co. Ltd.	126,643	474,413
*	Mirae Asset Venture Investment Co. Ltd.	45,048	145,541
*	Mirae Corp.	38,736	86,628
	Miwon Chemicals Co. Ltd.	3,654	180,454
	Miwon Commercial Co. Ltd.	5,072	619,465
	Miwon Specialty Chemical Co. Ltd.	5,925	616,759
	MK Electron Co. Ltd.	61,246	492,581
#	MNTech Co. Ltd.	63,871	720,325
	Mobase Electronics Co. Ltd.	94,135	129,246
*	Mobile Appliance, Inc.	65,843	133,056
*	Modetour Network, Inc.	15,274	180,789
	Moorim P&P Co. Ltd.	60,100	136,433
	Motonic Corp.	36,595	222,778
	Motrex Co. Ltd.	46,392	492,275
*	mPlus Corp.	1,497	12,135
	MS Autotech Co. Ltd.	105,966	403,326
	Muhak Co. Ltd.	24,365	97,854

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Multicampus Co. Ltd.	7,724	$177,534
# *	Myoung Shin Industrial Co. Ltd.	94,118	1,100,363
*	N2tech Co. Ltd.	56,550	25,055
*	Naintech Co. Ltd.	64,149	153,660
	Namhae Chemical Corp.	72,723	382,871
*	Namsun Aluminum Co. Ltd.	308,560	439,209
*	Namuga Co. Ltd.	34,517	274,580
	Namyang Dairy Products Co. Ltd.	990	338,483
*	NanoenTek, Inc.	62,603	149,859
	Nasmedia Co. Ltd.	14,818	218,671
*	Nature & Environment Co. Ltd.	263,818	196,924
#	Nature Holdings Co. Ltd.	22,214	356,559
	NeoPharm Co. Ltd.	14,725	270,766
*	Neowiz	43,589	893,426
*	Neowiz Holdings Corp.	16,632	246,367
*	Nepes Ark Corp.	11,540	149,796
# *	NEPES Corp.	63,301	747,998
*	Neptune Co.	31,259	156,482
	New Power Plasma Co. Ltd.	23,890	86,849
	Nexen Corp.	108,320	313,910
	Nexen Tire Corp.	115,978	640,107
# *	Nexon Games Co. Ltd.	54,180	604,563
*	Next Entertainment World Co. Ltd.	58,362	176,361
	NEXTIN, Inc.	19,082	759,238
*	NHN Corp.	47,844	758,933
	NHN KCP Corp.	80,285	479,436
	NI Steel Co. Ltd.	22,719	96,038
	NICE Holdings Co. Ltd.	57,533	511,607
	Nice Information & Telecommunication, Inc.	16,798	254,134
	NICE Information Service Co. Ltd.	140,132	914,897
	NICE Total Cash Management Co. Ltd., Class C	42,408	177,666
	Nong Shim Holdings Co. Ltd.	6,695	324,803
	NOROO Paint & Coatings Co. Ltd.	32,992	222,675
	NOVAREX Co. Ltd.	17,413	162,471
*	NP, Inc.	12,138	21,875
	NPC	58,198	210,207
*	NUVOTEC Co. Ltd.	153,125	90,348
	Obigo, Inc.	2,771	17,781
	Oceanbridge Co. Ltd.	18,321	148,906
*	OCI Co. Ltd.	14,967	1,158,186
	OCI Holdings Co. Ltd.	23,523	1,699,587
	ONEJOON Co. Ltd.	26,328	295,207
	OptoElectronics Solutions Co. Ltd.	24,003	204,551
*	Orbitech Co. Ltd.	72,941	175,073
#	Orion Holdings Corp.	76,362	897,956
* ††	Osung Advanced Materials Co. Ltd.	213,179	221,311
#	Ottogi Corp.	4,558	1,264,316
	Paik Kwang Industrial Co. Ltd.	98,951	570,751
*	Pan Entertainment Co. Ltd.	28,589	74,766
*	Paradise Co. Ltd.	139,659	1,519,446
#	Park Systems Corp.	13,163	1,368,906
#	Partron Co. Ltd.	145,255	935,435
	Paseco Co. Ltd.	16,834	131,021
	People & Technology, Inc.	29,274	1,073,359
	PHA Co. Ltd.	27,238	181,687
#	PharmaResearch Co. Ltd.	21,943	1,894,672
*	PharmGen Science, Inc.	51,788	208,366
*	Pharmicell Co. Ltd.	174,676	802,183
* ††	PHC Co. Ltd.	94,841	22,893

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	Philoptics Co. Ltd.	44,336	$293,780
#	PI Advanced Materials Co. Ltd.	53,939	981,045
	PIMS, Inc.	1,283	3,415
	Poongsan Corp.	62,942	1,679,749
	Poongsan Holdings Corp.	24,968	594,106
#	Posco M-Tech Co. Ltd.	72,480	1,145,764
	POSCO Steeleon Co. Ltd.	7,689	270,060
*	Power Logics Co. Ltd.	90,835	442,343
	Protec Co. Ltd.	14,082	445,454
#	PSK, Inc.	61,581	787,611
	Pulmuone Co. Ltd.	38,753	287,562
*	RaonSecure Co. Ltd.	105,637	165,728
*	Ray Co. Ltd.	22,536	325,124
	Remed Co. Ltd.	7,445	88,866
	Reyon Pharmaceutical Co. Ltd.	26,643	279,677
#	RFHIC Corp.	56,985	586,309
*	RFTech Co. Ltd.	72,758	199,405
*	Robostar Co. Ltd.	25,367	447,413
*	Robotis Co. Ltd.	9,626	150,523
	Rsupport Co. Ltd.	59,819	156,456
#	S&S Tech Corp.	51,338	1,445,148
	Sajo Industries Co. Ltd.	8,592	248,781
	Sajodaerim Corp.	2,580	53,351
# *	Sam Chun Dang Pharm Co. Ltd.	45,034	2,052,332
	Sam Young Electronics Co. Ltd.	35,188	206,478
	Sam Yung Trading Co. Ltd.	63,330	572,592
	Sambo Motors Co. Ltd.	9,390	36,306
*	Sambu Engineering & Construction Co. Ltd.	490,794	939,990
	Samchully Co. Ltd.	5,441	373,040
	Samho Development Co. Ltd.	33,380	80,868
	SAMHWA Paints Industrial Co. Ltd.	37,979	169,776
	Samick Musical Instruments Co. Ltd.	49,426	37,858
	Samick THK Co. Ltd.	31,605	233,575
# *	Samil Pharmaceutical Co. Ltd.	28,019	129,509
	Samji Electronics Co. Ltd.	12,079	66,301
	Samjin Pharmaceutical Co. Ltd.	27,872	435,525
*	Samkee Corp.	48,012	72,012
	Sammok S-Form Co. Ltd.	17,220	194,311
#	SAMPYO Cement Co. Ltd.	104,932	240,481
*	Samsung Pharmaceutical Co. Ltd.	188,374	358,636
	Samsung Publishing Co. Ltd.	13,398	146,460
	SAMT Co. Ltd.	211,277	398,041
	Samwha Capacitor Co. Ltd.	28,488	688,298
	Samyang Corp.	10,673	328,922
	Samyang Foods Co. Ltd.	13,290	1,805,831
	Samyang Holdings Corp.	14,003	705,110
	Samyang Packaging Corp.	3,255	36,323
	Samyang Tongsang Co. Ltd.	4,968	171,794
*	Samyoung Co. Ltd.	53,673	198,890
#	Sang-A Frontec Co. Ltd.	35,089	462,990
*	Sangbo Corp.	112,085	138,902
# *	Sangsangin Co. Ltd.	124,136	388,917
#	Sangsin Energy Display Precision Co. Ltd.	30,989	325,198
	Saramin Co. Ltd.	27,154	383,984
	Satrec Initiative Co. Ltd.	23,461	448,810
	SAVEZONE I&C Corp.	11,160	19,893
*	SBI Investment Korea Co. Ltd.	304,100	158,396
*	SBW	881,230	175,522
*	S-Connect Co. Ltd.	187,609	243,347

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
#	SD Biosensor, Inc.	120,400	$860,295
*	SDN Co. Ltd.	138,841	114,721
	SeAH Besteel Holdings Corp.	47,085	760,627
	SeAH Holdings Corp.	3,283	258,632
	SeAH Steel Corp.	3,625	331,366
	SeAH Steel Holdings Corp.	6,212	922,365
	Sebang Co. Ltd.	34,190	269,079
	Sebang Global Battery Co. Ltd.	21,213	777,631
#	Seegene, Inc.	110,267	1,562,009
	Segyung Hitech Co. Ltd.	2,113	15,968
	Sejin Heavy Industries Co. Ltd.	51,963	169,827
	Sejong Industrial Co. Ltd.	42,372	164,691
*	Sekonix Co. Ltd.	19,943	89,250
*	Selvas AI, Inc.	66,898	834,705
	SEMCNS Co. Ltd.	42,418	146,244
	Sempio Foods Co.	8,661	166,217
#	Seobu T&D	90,253	492,357
	Seohan Co. Ltd.	275,621	185,557
	Seohee Construction Co. Ltd.	11,969	12,341
# *	Seojin System Co. Ltd.	55,762	692,446
	Seoul Auction Co. Ltd.	35,052	232,368
	Seoul City Gas Co. Ltd.	3,309	146,359
	Seoul Semiconductor Co. Ltd.	137,917	1,032,007
	Seoulin Bioscience Co. Ltd.	13,722	80,155
	Seoyon Co. Ltd.	56,279	276,719
	Seoyon E-Hwa Co. Ltd.	37,029	392,962
*	Sewon E&C Co. Ltd.	103,618	97,438
	SFA Engineering Corp.	60,477	1,251,127
# *	SFA Semicon Co. Ltd.	212,634	747,700
	S-Fuelcell Co. Ltd.	8,025	83,182
	SGC Energy Co. Ltd.	20,815	416,077
	Shin Heung Energy & Electronics Co. Ltd.	8,995	244,214
	Shindaeyang Paper Co. Ltd.	31,268	126,837
	Shinil Electronics Co. Ltd.	232,011	316,991
	Shinsegae Information & Communication Co. Ltd.	6,443	53,942
#	Shinsegae International, Inc.	44,906	518,744
	Shinsung Delta Tech Co. Ltd.	44,703	1,280,416
*	Shinsung E&G Co. Ltd.	556,749	757,761
#	Shinsung Tongsang Co. Ltd.	122,206	187,531
	Shinyoung Securities Co. Ltd.	17,134	710,834
*	Showbox Corp.	88,149	178,666
#	Simmtech Co. Ltd.	65,374	1,603,716
	SIMPAC, Inc.	36,363	88,710
	Sindoh Co. Ltd.	11,968	283,239
#	SK Chemicals Co. Ltd.	20,468	856,888
	SK D&D Co. Ltd.	28,197	574,012
	SK Discovery Co. Ltd.	41,959	1,150,407
	SK Gas Ltd.	7,286	799,197
#	SK Networks Co. Ltd.	459,732	1,898,471
*	SK oceanplant Co. Ltd.	79,243	943,795
	SK Securities Co. Ltd.	1,024,677	438,162
#	SL Corp.	57,779	1,276,533
*	SM Culture & Contents Co. Ltd.	140,860	192,874
	SMCore, Inc.	48,764	183,330
	SMEC Co. Ltd.	35,679	94,343
	SNT Dynamics Co. Ltd.	41,013	398,824
	SNT Holdings Co. Ltd.	24,371	289,334
#	SNT Motiv Co. Ltd.	32,114	962,709
	Solid, Inc.	172,396	750,586

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	SOLUM Co. Ltd.	127,659	$2,742,766
	Solus Advanced Materials Co. Ltd.	52,073	848,087
	Songwon Industrial Co. Ltd.	42,127	535,693
*	Sonid, Inc.	59,636	105,067
*	Sonokong Co. Ltd.	20,127	32,814
	Soosan Heavy Industries Co. Ltd.	72,251	105,084
#	Soulbrain Co. Ltd.	8,535	1,473,816
#	Soulbrain Holdings Co. Ltd.	18,254	442,227
	SPC Samlip Co. Ltd.	7,096	340,711
	SPG Co. Ltd.	39,138	787,421
	Spigen Korea Co. Ltd.	11,515	260,246
	ST Pharm Co. Ltd.	34,762	1,754,300
	STIC Investments, Inc.	123,274	566,944
*	Straffic Co. Ltd.	63,434	166,883
# *	Studio Dragon Corp.	35,379	1,284,108
*	STX Heavy Industries Co. Ltd.	49,902	370,308
	Sugentech, Inc.	31,160	138,702
	Suheung Co. Ltd.	21,759	457,714
*	SU-Holdings Co. Ltd.	82,377	48,257
*	Sukgyung AT Co. Ltd.	8,345	287,336
#	Sun Kwang Co. Ltd.	8,758	109,113
	Sung Kwang Bend Co. Ltd.	51,596	516,700
*	Sungchang Enterprise Holdings Ltd.	214,939	281,216
	Sungshin Cement Co. Ltd.	55,635	341,967
	Sungwoo Hitech Co. Ltd.	185,738	1,088,519
	Sunjin Co. Ltd.	41,013	217,504
*	Sunny Electronics Corp.	114,605	196,254
*	Suprema, Inc.	15,179	217,495
	SV Investment Corp.	103,041	132,852
*	SY Co. Ltd.	101,112	437,837
*	Synergy Innovation Co. Ltd.	110,139	224,428
*	Synopex, Inc.	232,879	641,769
	Systems Technology, Inc.	37,695	768,577
*	T Scientific Co. Ltd.	111,954	241,742
	T&L Co. Ltd.	12,428	406,476
	Tae Kyung Industrial Co. Ltd.	44,125	217,607
#	Taekwang Industrial Co. Ltd.	907	388,423
	Taekyung BK Co. Ltd.	35,717	167,431
* ††	Taewoong Co. Ltd.	56,071	641,452
	Taeyoung Engineering & Construction Co. Ltd.	85,762	228,646
# *	Taihan Electric Wire Co. Ltd.	157,804	1,301,800
*	Taihan Fiberoptics Co. Ltd.	183,289	176,528
	TCC Steel	50,924	1,976,612
	TechWing, Inc.	97,261	627,655
*	Telcon RF Pharmaceutical, Inc.	273,719	139,761
	Telechips, Inc.	35,218	532,401
*	TERA SCIENCE Co. Ltd.	52,335	72,686
#	TES Co. Ltd.	49,921	728,809
*	Theragen Etex Co. Ltd.	89,722	256,374
*	Thinkware Systems Corp.	25,266	263,678
	TK Corp.	47,666	537,488
	TKG Huchems Co. Ltd.	67,020	1,086,371
	TLB Co. Ltd.	21,223	362,617
#	Tokai Carbon Korea Co. Ltd.	19,332	1,190,463
*	Tongyang Life Insurance Co. Ltd.	130,556	424,709
	Tongyang, Inc.	429,336	316,253
*	Top Engineering Co. Ltd.	36,505	147,012
	Toptec Co. Ltd.	72,386	387,513
	Tovis Co. Ltd.	53,529	675,702

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
	TS Corp.	140,490	$317,158
*	TS Nexgen Co. Ltd.	10,842	3,956
#	TSE Co. Ltd.	8,349	220,618
*	Tuksu Construction Co. Ltd.	35,785	186,009
	TY Holdings Co. Ltd.	67,065	260,993
	TYM Corp.	111,606	410,942
	UBCare Co. Ltd.	94,062	289,110
	Ubiquoss Holdings, Inc.	32,753	293,805
	Ubiquoss, Inc.	26,517	291,523
	Uju Electronics Co. Ltd.	19,860	188,515
	Uni-Chem Co. Ltd.	155,749	196,340
*	Unid Btplus Co. Ltd.	22,877	127,782
	Unid Co. Ltd.	13,873	785,495
	Union Materials Corp.	55,124	100,716
	Union Semiconductor Equipment & Materials Co. Ltd.	81,568	418,859
	Uniquest Corp.	46,639	175,348
*	Unison Co. Ltd.	299,302	241,115
# *	UniTest, Inc.	56,615	461,279
	V One Tech Co. Ltd.	15,671	92,054
	Value Added Technology Co. Ltd.	27,544	592,838
*	Very Good Tour Co. Ltd.	7,168	39,695
	Viatron Technologies, Inc.	33,511	199,831
*	VICTEK Co. Ltd.	69,996	239,420
* ††	Vidente Co. Ltd.	57,951	106,844
	Vieworks Co. Ltd.	29,404	643,646
*	Vina Tech Co. Ltd.	10,166	304,137
	Vitzro Tech Co. Ltd.	19,888	110,475
	Vitzrocell Co. Ltd.	48,568	612,082
*	VT Co. Ltd.	54,440	700,328
*	Webcash Corp.	15,944	125,723
	Webzen, Inc.	51,356	523,166
*	Wellbiotec Co. Ltd.	99,963	112,567
*	Wemade Max Co. Ltd.	22,923	176,881
	Whanin Pharmaceutical Co. Ltd.	44,496	463,656
#	Winix, Inc.	33,641	228,024
	Wins Co. Ltd.	28,513	253,918
	WiSoL Co. Ltd.	60,446	270,764
*	Won Tech Co. Ltd.	97,103	661,932
*	WONIK CUBE Corp.	17,509	18,432
# *	Wonik Holdings Co. Ltd.	131,310	289,923
#	WONIK IPS Co. Ltd.	74,336	1,662,085
#	Wonik Materials Co. Ltd.	23,021	446,971
#	Wonik QnC Corp.	52,975	930,787
	Woojin, Inc.	34,048	203,574
	Woongjin Thinkbig Co. Ltd.	72,625	131,147
# *	Woori Technology Investment Co. Ltd.	101,045	309,369
*	Woori Technology, Inc.	530,147	503,879
* ††	Wooriro Co. Ltd.	16,683	24,686
	Woory Industrial Co. Ltd.	18,955	198,244
*	Woosu AMS Co. Ltd.	99,986	163,988
	Worldex Industry & Trading Co. Ltd., Class C	40,391	668,352
# *	Wysiwyg Studios Co. Ltd.	268,906	469,716
	Y G-1 Co. Ltd.	31,576	123,949
*	Y2 Solution Co. Ltd.	17,797	40,060
	Y-entec Co. Ltd.	25,880	135,283
	YG Entertainment, Inc.	38,975	1,590,808
*	YG PLUS	95,759	297,827
*	YIK Corp.	94,783	225,704
	YMC Co. Ltd.	36,283	137,640

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
SOUTH KOREA — (Continued)
*	YMT Co. Ltd.	20,730	$163,993
*	Youil Energy Tech Co. Ltd.	5,255	38,030
#	Youlchon Chemical Co. Ltd.	35,492	739,872
#	Young Poong Corp.	1,052	366,757
	Young Poong Paper Manufacturing Co. Ltd.	37,024	223,973
	Young Poong Precision Corp.	37,751	329,402
	Youngone Holdings Co. Ltd.	21,971	1,274,681
	YTN Co. Ltd.	67,542	270,827
	Yuanta Securities Korea Co. Ltd.	261,720	459,346
	YuHwa Securities Co. Ltd.	96,255	154,336
*	Yungjin Pharmaceutical Co. Ltd.	134,767	209,697
	Zeus Co. Ltd.	22,017	466,500
	Zinus, Inc.	33,159	467,872

TOTAL SOUTH KOREA			411,472,340

TAIWAN — (17.2%)
	104 Corp.	1,000	6,153
	91APP, Inc.	103,000	296,879
#	ABC Taiwan Electronics Corp.	277,954	200,838
	Abico Avy Co. Ltd.	324,841	233,377
#	Ability Enterprise Co. Ltd.	583,293	405,701
#	Ability Opto-Electronics Technology Co. Ltd.	262,776	1,099,763
#	AcBel Polytech, Inc.	1,594,356	1,880,357
	Acer E-Enabling Service Business, Inc.	9,000	71,513
#	ACES Electronic Co. Ltd.	350,822	306,269
*	Acon Holding, Inc.	832,560	241,146
	Acter Group Corp. Ltd.	360,980	2,005,319
#	Action Electronics Co. Ltd.	732,000	354,953
	Actron Technology Corp.	163,151	820,587
	ADATA Technology Co. Ltd.	931,141	2,811,132
	Addcn Technology Co. Ltd.	122,720	750,618
#	Adlink Technology, Inc.	98,000	173,246
	Advanced Ceramic X Corp.	163,000	1,073,172
#	Advanced International Multitech Co. Ltd.	395,000	809,278
	Advanced Optoelectronic Technology, Inc.	400,000	218,622
#	Advanced Power Electronics Corp.	138,000	354,892
*	Advanced Wireless Semiconductor Co.	252,000	877,412
#	Advancetek Enterprise Co. Ltd.	1,051,519	1,135,785
	AEON Motor Co. Ltd.	23,359	25,488
#	Aerospace Industrial Development Corp.	2,123,000	3,189,349
#	AGV Products Corp.	1,543,433	556,752
#	AIC, Inc.	8,000	104,468
	Alcor Micro Corp.	10,000	16,581
#	Alexander Marine Co. Ltd.	51,000	573,156
# *	ALI Corp.	539,775	398,345
#	All Ring Tech Co. Ltd.	39,000	141,745
#	Allied Circuit Co. Ltd.	113,000	430,467
#	Allied Supreme Corp.	104,000	1,003,466
#	Allis Electric Co. Ltd.	692,556	1,089,887
#	Alltek Technology Corp.	554,423	575,947
#	Alltop Technology Co. Ltd.	111,774	622,035
	Alpha Networks, Inc.	1,082,158	1,187,042
#	Altek Corp.	898,945	937,987
	Amazing Microelectronic Corp.	278,352	970,914
	Ambassador Hotel	1,111,000	1,622,378
	AMPACS Corp.	65,000	98,629
#	Ampire Co. Ltd.	317,000	354,900
	AMPOC Far-East Co. Ltd.	346,444	752,956
	AmTRAN Technology Co. Ltd.	2,140,398	755,196

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Amulaire Thermal Technology, Inc.	32,000	$33,294
#	Anji Technology Co. Ltd.	67,317	76,808
#	Anpec Electronics Corp.	197,007	923,399
#	Apac Opto Electronics, Inc.	147,000	408,819
#	Apacer Technology, Inc.	345,325	586,719
	APAQ Technology Co. Ltd.	484	927
	APCB, Inc.	321,000	179,435
#	Apex Biotechnology Corp.	264,483	217,940
	Apex International Co. Ltd.	485,470	699,957
#	Apex Science & Engineering	455,054	156,047
	Arcadyan Technology Corp.	473,055	2,258,870
#	Ardentec Corp.	1,376,274	2,769,833
	Ares International Corp.	25,000	38,403
	Argosy Research, Inc.	185,396	670,008
	Asia Electronic Material Co. Ltd.	83,000	42,366
	Asia Optical Co., Inc.	851,000	1,593,655
*	Asia Pacific Telecom Co. Ltd.	6,978,999	1,462,898
#	Asia Polymer Corp.	1,354,996	985,829
#	Asia Tech Image, Inc.	198,000	394,228
	Asia Vital Components Co. Ltd.	491,549	4,343,431
#	ASIX Electronics Corp.	111,000	408,468
#	ASolid Technology Co. Ltd.	58,000	169,070
	ASROCK, Inc.	126,000	705,290
#	Aten International Co. Ltd.	350,479	860,324
	Audix Corp.	279,600	487,075
#	AURAS Technology Co. Ltd.	229,148	2,027,366
	Aurora Corp.	262,349	598,940
	Avalue Technology, Inc.	164,000	479,883
	Avermedia Technologies	36,000	36,604
	Awea Mechantronic Co. Ltd.	53,210	48,441
#	Axiomtek Co. Ltd.	218,766	537,235
# *	Azurewave Technologies, Inc.	345,000	335,714
#	Bafang Yunji International Co. Ltd., Class C	81,000	419,835
# *	Bank of Kaohsiung Co. Ltd.	2,590,794	931,549
	Basso Industry Corp.	472,900	567,053
	BenQ Materials Corp.	556,000	592,922
	BES Engineering Corp.	4,748,750	1,715,353
#	Bin Chuan Enterprise Co. Ltd.	288,070	193,037
	Bionime Corp.	133,000	327,288
# *	Biostar Microtech International Corp.	631,975	462,300
#	Bioteque Corp.	227,308	730,059
	Bon Fame Co. Ltd.	32,000	81,154
#	Brave C&H Supply Co. Ltd.	75,000	297,829
	Bright Led Electronics Corp.	375,520	190,957
	Brighten Optix Corp.	9,000	50,297
	Brighton-Best International Taiwan, Inc.	1,469,318	1,509,999
#	Brillian Network & Automation Integrated System Co. Ltd.	28,000	109,753
#	Browave Corp.	197,000	519,014
#	C Sun Manufacturing Ltd.	530,969	728,333
# *	Calin Technology Co. Ltd.	38,000	43,069
	Cameo Communications, Inc.	745,645	215,855
	Capital Futures Corp.	335,895	474,440
	Capital Securities Corp.	5,907,501	2,603,833
#	Career Technology MFG. Co. Ltd.	1,437,459	893,949
#	Carnival Industrial Corp.	302,353	110,736
	Castles Technology Co. Ltd.	188,859	759,827
#	Caswell, Inc.	82,000	209,420
	Cathay Chemical Works	30,000	35,899
	Cathay Real Estate Development Co. Ltd.	1,673,700	784,870

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Cayman Engley Industrial Co. Ltd.	145,099	$248,184
#	CCP Contact Probes Co. Ltd.	159,844	199,619
#	Celxpert Energy Corp.	300,919	260,649
#	Center Laboratories, Inc.	1,687,031	2,381,364
*	Central Reinsurance Co. Ltd.	832,905	577,821
#	Chain Chon Industrial Co. Ltd.	453,484	182,153
*	ChainQui Construction Development Co. Ltd.	451,080	211,653
	Chaintech Technology Corp.	59,000	79,642
#	Champion Building Materials Co. Ltd.	701,465	194,611
	Champion Microelectronic Corp.	23,000	47,984
	Chang Wah Electromaterials, Inc.	1,332,350	1,242,424
#	Chang Wah Technology Co. Ltd.	1,180,425	1,179,440
#	Channel Well Technology Co. Ltd.	680,000	1,719,406
#	Chant Sincere Co. Ltd.	132,000	267,889
	Charoen Pokphand Enterprise	634,483	1,773,979
	CHC Healthcare Group.	338,000	632,250
#	CHC Resources Corp.	346,282	590,364
#	Chen Full International Co. Ltd.	342,000	390,849
#	Chenbro Micom Co. Ltd.	189,000	1,059,845
#	Chenfull Precision Co. Ltd.	29,000	90,577
#	Cheng Loong Corp.	2,760,383	2,411,655
#	Cheng Mei Materials Technology Corp.	1,271,524	485,381
	Cheng Uei Precision Industry Co. Ltd.	1,061,331	1,261,251
#	Chenming Electronic Technology Corp.	287,437	376,131
	Chia Chang Co. Ltd.	378,000	484,250
#	Chia Hsin Cement Corp.	1,760,643	968,672
#	Chicony Power Technology Co. Ltd.	469,454	1,625,326
	Chief Telecom, Inc.	42,900	426,267
#	Chieftek Precision Co. Ltd.	248,847	477,748
	Chien Kuo Construction Co. Ltd.	406,249	169,335
	Chien Shing Harbour Service Co. Ltd.	16,000	18,879
	Chime Ball Technology Co. Ltd.	1,840	2,147
	China Bills Finance Corp.	2,632,000	1,157,079
	China Chemical & Pharmaceutical Co. Ltd.	858,000	608,561
	China Ecotek Corp.	145,000	230,704
#	China Electric Manufacturing Corp.	798,959	390,510
#	China Fineblanking Technology Co. Ltd.	70,593	68,097
#	China General Plastics Corp.	1,457,461	961,376
	China Glaze Co. Ltd.	235,002	100,944
# *	China Man-Made Fiber Corp.	4,555,390	1,115,141
	China Metal Products	1,069,603	1,158,146
	China Motor Corp.	567,600	1,521,812
# *	China Petrochemical Development Corp.	11,234,553	3,522,851
	China Steel Chemical Corp.	569,554	2,094,540
#	China Steel Structure Co. Ltd.	282,000	444,751
#	China Wire & Cable Co. Ltd.	252,160	264,213
#	Chinese Maritime Transport Ltd.	287,594	348,458
	Ching Feng Home Fashions Co. Ltd.	459,619	242,666
#	Chin-Poon Industrial Co. Ltd.	1,467,207	1,578,438
	Chipbond Technology Corp.	2,259,000	4,745,064
	ChipMOS Technologies, Inc.	1,896,076	2,403,201
#	Chlitina Holding Ltd.	172,000	1,035,821
	Chong Hong Construction Co. Ltd.	663,666	1,478,774
	Chun YU Works & Co. Ltd.	526,050	355,666
	Chun Yuan Steel Industry Co. Ltd.	1,806,529	901,531
#	Chung Hung Steel Corp.	2,311,979	1,539,977
	Chung Hwa Food Industrial Co. Ltd.	126,535	386,845
#	Chung Hwa Pulp Corp.	1,434,405	923,333
#	Chung-Hsin Electric & Machinery Manufacturing Corp.	578,375	1,670,037

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	139,000	$231,824
#	Chunghwa Precision Test Tech Co. Ltd.	56,000	860,917
	Chyang Sheng Dyeing & Finishing Co. Ltd.	304,000	157,758
#	Cleanaway Co. Ltd.	286,000	1,527,931
#	Clevo Co.	1,475,200	1,424,457
# *	CMC Magnetics Corp.	2,651,108	916,964
	C-Media Electronics, Inc.	71,000	106,177
#	Co.-Tech Development Corp.	795,533	1,439,093
	CoAsia Electronics Corp.	107,827	36,912
#	Collins Co. Ltd.	351,431	172,846
#	Compeq Manufacturing Co. Ltd.	2,636,000	4,310,099
#	Compucase Enterprise	278,000	556,634
*	Concord Securities Co. Ltd.	1,640,796	657,078
#	Continental Holdings Corp.	1,312,320	1,089,413
#	Contrel Technology Co. Ltd.	513,000	265,024
#	Coremax Corp.	276,215	612,518
	Coretronic Corp.	1,206,200	2,725,162
	Cowealth Medical Holding Co. Ltd.	20,972	15,822
	Crowell Development Corp.	63,000	53,168
*	CSBC Corp. Taiwan	760,677	474,803
#	CTCI Corp.	1,926,000	2,344,771
	Cub Elecparts, Inc.	25,000	101,459
	CviLux Corp.	227,040	260,933
	Cyberlink Corp.	34,000	93,493
#	CyberPower Systems, Inc.	223,650	1,354,574
*	CyberTAN Technology, Inc.	1,228,779	872,059
#	Cypress Technology Co. Ltd.	133,489	149,629
	Cystech Electronics Corp.	20,750	46,134
	DA CIN Construction Co. Ltd.	881,368	1,042,374
	Dadi Early-Childhood Education Group Ltd.	21,357	32,769
	Dafeng TV Ltd.	304,870	473,346
#	Da-Li Development Co. Ltd.	1,484,434	1,454,645
	Darfon Electronics Corp.	783,550	1,051,509
#	Darwin Precisions Corp.	1,153,635	493,595
	Davicom Semiconductor, Inc.	44,888	51,631
#	Daxin Materials Corp.	229,200	628,686
#	De Licacy Industrial Co. Ltd.	1,101,881	442,113
	Delpha Construction Co. Ltd.	485,000	403,774
	Depo Auto Parts Ind Co. Ltd.	340,000	1,368,844
	DFI, Inc.	9,000	17,739
#	Dimerco Data System Corp.	208,612	646,804
	Dimerco Express Corp.	462,945	1,132,911
	D-Link Corp.	1,746,855	991,538
	Donpon Precision, Inc.	104,000	87,265
#	Dr Wu Skincare Co. Ltd.	57,000	225,137
	Draytek Corp.	207,000	230,419
	Drewloong Precision, Inc.	38,128	174,315
	Dyaco International, Inc.	212,545	207,516
#	Dynamic Holding Co. Ltd.	732,707	1,768,971
	Dynapack International Technology Corp.	492,000	1,191,597
#	E&R Engineering Corp.	126,000	240,902
*	Eastern Media International Corp.	693,765	468,318
	ECOVE Environment Corp.	113,000	1,084,619
#	Edimax Technology Co. Ltd.	599,108	252,176
#	Edison Opto Corp.	262,749	190,836
#	Edom Technology Co. Ltd.	732,964	527,063
#	eGalax_eMPIA Technology, Inc.	199,777	369,391
#	Egis Technology, Inc.	173,000	461,879
#	Elan Microelectronics Corp.	907,400	4,045,004

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	E-Lead Electronic Co. Ltd.	197,873	$382,736
	E-LIFE MALL Corp.	295,000	765,607
#	Elite Advanced Laser Corp.	531,226	949,540
	Elite Semiconductor Microelectronics Technology, Inc.	919,200	2,394,131
	Elitegroup Computer Systems Co. Ltd.	875,254	692,841
#	Emerging Display Technologies Corp.	462,000	396,167
	Ennoconn Corp.	204,938	1,581,901
*	Ennostar, Inc.	1,978,462	2,524,826
	EnTie Commercial Bank Co. Ltd.	2,146,603	930,089
#	Episil Technologies, Inc.	782,000	1,655,034
#	Episil-Precision, Inc.	300,000	531,652
#	Eris Technology Corp.	42,940	279,553
	Eson Precision Ind Co. Ltd.	272,000	476,651
	Eternal Materials Co. Ltd.	2,972,985	2,554,431
	Etron Technology, Inc.	32,661	41,342
	Eurocharm Holdings Co. Ltd.	102,000	543,657
	Ever Supreme Bio Technology Co. Ltd.	94,569	582,786
# *	Everest Textile Co. Ltd.	999,762	228,953
	Evergreen International Storage & Transport Corp.	1,771,000	1,635,162
	Evergreen Steel Corp.	351,000	764,674
#	Everlight Chemical Industrial Corp.	1,584,606	942,134
	Everlight Electronics Co. Ltd.	1,289,000	1,766,105
*	Everspring Industry Co. Ltd.	209,800	97,994
#	Excelliance Mos Corp.	73,000	271,135
#	Excelsior Medical Co. Ltd.	397,129	1,058,723
#	EZconn Corp.	159,800	360,062
	Far Eastern Department Stores Ltd.	3,391,000	2,507,918
#	Far Eastern International Bank	8,313,246	2,953,739
	Faraday Technology Corp.	424,000	3,997,526
#	Farglory F T Z Investment Holding Co. Ltd.	387,152	556,594
#	Farglory Land Development Co. Ltd.	845,000	1,557,494
*	Federal Corp.	1,194,238	644,726
#	Feedback Technology Corp.	100,200	268,896
	Feng Hsin Steel Co. Ltd.	1,642,100	3,188,244
	FineTek Co. Ltd.	4,440	11,919
#	Firich Enterprises Co. Ltd.	173,514	172,868
	First Copper Technology Co. Ltd.	18,000	15,748
#	First Hi-Tec Enterprise Co. Ltd.	184,580	624,523
#	First Hotel	713,350	320,320
#	First Insurance Co. Ltd.	900,179	468,266
# *	First Steamship Co. Ltd.	2,251,612	562,181
#	FIT Holding Co. Ltd.	485,456	486,874
	Fitipower Integrated Technology, Inc.	220,350	1,824,003
	Fittech Co. Ltd.	156,000	275,159
#	FLEXium Interconnect, Inc.	1,097,087	2,829,603
#	Flytech Technology Co. Ltd.	369,309	718,484
	FocalTech Systems Co. Ltd.	72,000	179,845
	FOCI Fiber Optic Communications, Inc.	135,576	277,578
#	Forcecon Tech Co. Ltd.	168,000	688,551
*	Forest Water Environment Engineering Co. Ltd.	20,132	16,712
	Formosa Advanced Technologies Co. Ltd.	589,000	702,149
#	Formosa International Hotels Corp.	179,329	1,119,853
#	Formosa Laboratories, Inc.	286,089	761,710
	Formosa Oilseed Processing Co. Ltd.	233,695	384,546
#	Formosa Optical Technology Co. Ltd.	128,000	315,854
	Formosa Taffeta Co. Ltd.	1,478,000	1,149,615
	Formosan Rubber Group, Inc.	664,956	479,274
#	Formosan Union Chemical.	1,117,733	707,342
#	Fortune Electric Co. Ltd.	77,000	535,499

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Founding Construction & Development Co. Ltd.	663,623	$395,203
	Foxsemicon Integrated Technology, Inc.	248,027	1,400,551
#	Franbo Lines Corp.	53,328	26,235
#	Froch Enterprise Co. Ltd.	581,189	311,387
	FSP Technology, Inc.	560,427	827,095
	Fu Hua Innovation Co. Ltd.	744,037	592,060
#	Fulgent Sun International Holding Co. Ltd.	443,748	1,763,145
	Fullerton Technology Co. Ltd.	305,600	181,962
#	Fulltech Fiber Glass Corp.	1,329,052	692,886
	Fusheng Precision Co. Ltd.	273,000	1,706,836
#	Fwusow Industry Co. Ltd.	774,702	448,638
	G Shank Enterprise Co. Ltd.	558,281	915,638
*	G Tech Optoelectronics Corp.	16,084	8,218
	Gallant Precision Machining Co. Ltd.	163,000	142,393
#	Gamania Digital Entertainment Co. Ltd.	384,000	794,898
# *	GCS Holdings, Inc.	269,000	287,553
#	GEM Services, Inc.	207,570	418,966
#	Gemtek Technology Corp.	1,310,219	1,323,113
	General Interface Solution Holding Ltd.	769,000	1,325,884
#	General Plastic Industrial Co. Ltd.	221,357	231,016
#	Generalplus Technology, Inc.	195,000	296,893
	Genius Electronic Optical Co. Ltd.	238,917	2,820,497
	Genmont Biotech, Inc.	206,000	145,171
	Genovate Biotechnology Co. Ltd.	66,000	52,763
	GeoVision, Inc.	215,096	266,402
	Getac Holdings Corp.	1,336,360	2,996,673
#	GFC Ltd.	229,600	564,931
#	Giantplus Technology Co. Ltd.	961,900	360,580
*	Gigasolar Materials Corp.	85,400	210,808
# *	Gigastorage Corp.	774,965	400,427
#	Global Brands Manufacture Ltd.	858,730	1,637,992
	Global Lighting Technologies, Inc.	284,000	415,954
	Global Mixed Mode Technology, Inc.	222,000	1,708,612
#	Global PMX Co. Ltd.	168,000	592,521
# *	Globe Union Industrial Corp.	763,230	324,176
	Gloria Material Technology Corp.	1,197,547	1,653,006
	GMI Technology, Inc.	16,000	9,404
	Gold Circuit Electronics Ltd.	550,104	3,010,081
	Goldsun Building Materials Co. Ltd., Class C	3,148,587	2,449,916
#	Good Will Instrument Co. Ltd.	238,869	253,327
#	Gordon Auto Body Parts	315,000	294,079
	Gourmet Master Co. Ltd.	274,000	823,260
# *	Grand Fortune Securities Co. Ltd.	1,013,683	357,123
*	Grand Ocean Retail Group Ltd.	304,000	110,549
	Grand Pacific Petrochemical	3,378,000	1,649,377
#	Grand Process Technology Corp.	79,000	1,085,740
#	GrandTech CG Systems, Inc.	204,797	423,264
	Grape King Bio Ltd.	408,000	1,864,781
	Great China Metal Industry	527,000	384,286
	Great Taipei Gas Co. Ltd.	1,444,000	1,446,104
#	Great Tree Pharmacy Co. Ltd.	202,406	2,121,241
	Great Wall Enterprise Co. Ltd.	2,343,001	3,678,276
	Greatek Electronics, Inc.	1,006,000	1,810,077
* ††	Green Energy Technology, Inc.	1,570,850	0
#	Green World FinTech Service Co. Ltd.	14,700	177,293
#	Group Up Industrial Co. Ltd.	93,000	447,037
	GTM Holdings Corp.	431,150	390,260
#	Gudeng Precision Industrial Co. Ltd.	124,000	1,291,025
*	Hai Kwang Enterprise Corp.	52,500	27,260

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Hannstar Board Corp.	1,155,954	$1,995,589
*	HannStar Display Corp.	5,875,505	2,013,195
# *	HannsTouch Holdings Co.	1,789,782	504,043
#	Hanpin Electron Co. Ltd.	170,000	200,536
#	Harvatek Corp.	562,949	454,126
	Heran Co. Ltd.	6,000	19,911
	Hey Song Corp.	1,478,750	1,744,777
#	Hi-Clearance, Inc.	106,290	433,067
	Highlight Tech Corp.	321,281	468,750
	Hi-Lai Foods Co. Ltd.	17,000	73,047
	HIM International Music, Inc.	60,710	179,555
#	Hiroca Holdings Ltd.	187,448	209,523
#	Hitron Technology, Inc.	472,557	437,502
	Hiyes International Co. Ltd.	16,700	41,281
#	Ho Tung Chemical Corp.	3,072,684	796,857
#	Hocheng Corp.	783,734	430,648
#	Holdings-Key Electric Wire & Cable Co. Ltd.	164,726	132,673
#	Holiday Entertainment Co. Ltd.	162,430	438,592
#	Holtek Semiconductor, Inc.	632,000	1,204,765
	Holy Stone Enterprise Co. Ltd.	540,655	1,585,180
	Hong Pu Real Estate Development Co. Ltd.	756,185	630,825
	Hong TAI Electric Industrial	887,000	668,528
	Hong YI Fiber Industry Co.	353,652	177,768
# *	Horizon Securities Co. Ltd.	1,136,320	341,466
#	Hota Industrial Manufacturing Co. Ltd.	543,299	1,039,792
	Hotron Precision Electronic Industrial Co. Ltd.	75,667	81,296
#	Hsin Kuang Steel Co. Ltd.	419,000	603,836
	Hsin Yung Chien Co. Ltd.	157,255	504,693
	Hsing TA Cement Co.	488,162	263,680
*	HTC Corp.	1,791,000	2,452,005
#	Hu Lane Associate, Inc.	276,737	1,184,442
#	HUA ENG Wire & Cable Co. Ltd.	1,162,565	692,158
	Hua Yu Lien Development Co. Ltd.	70,000	145,846
	Huaku Development Co. Ltd.	836,816	2,363,815
#	Huang Hsiang Construction Corp.	205,800	244,739
	Hung Ching Development & Construction Co. Ltd.	598,000	418,016
#	Hung Sheng Construction Ltd.	1,184,251	656,080
	Huxen Corp.	119,244	188,356
	Hwa Fong Rubber Industrial Co. Ltd.	717,812	305,680
#	Hwacom Systems, Inc.	362,000	190,132
#	Ibase Technology, Inc.	132,000	316,151
*	IBF Financial Holdings Co. Ltd.	8,929,826	3,169,356
	IC Plus Corp.	56,000	79,604
#	Ichia Technologies, Inc.	673,000	679,913
#	I-Chiun Precision Industry Co. Ltd.	580,567	837,273
#	IEI Integration Corp.	388,832	824,253
#	Infortrend Technology, Inc.	695,163	402,147
#	Info-Tek Corp.	236,000	377,378
#	Ingentec Corp.	50,830	269,667
	Innodisk Corp.	268,705	2,481,860
#	Inpaq Technology Co. Ltd.	367,524	747,739
#	Insyde Software Corp.	97,000	452,276
	Intai Technology Corp.	135,400	480,941
#	Integrated Service Technology, Inc.	215,326	560,387
	IntelliEPI, Inc.	54,000	91,838
	International CSRC Investment Holdings Co.	2,493,363	1,470,187
	Iron Force Industrial Co. Ltd.	135,393	353,766
	I-Sheng Electric Wire & Cable Co. Ltd.	489,000	678,355
	ITE Technology, Inc.	446,095	2,249,072

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	ITEQ Corp.	766,040	$1,802,860
	J&V Energy Technology Co. Ltd.	12,000	30,060
#	Jarllytec Co. Ltd.	164,000	754,599
	Jess-Link Products Co. Ltd.	310,925	802,472
	Jetway Information Co. Ltd.	46,000	49,774
	Jetwell Computer Co. Ltd.	10,000	21,469
	Jia Wei Lifestyle, Inc.	52,000	92,587
	Jih Lin Technology Co. Ltd.	178,000	391,126
	Jiin Yeeh Ding Enterprise Co. Ltd.	27,200	41,846
#	Jinan Acetate Chemical Co. Ltd.	76,996	2,314,945
	Johnson Health Tech Co. Ltd.	37,000	75,371
	Joinsoon Electronics Manufacturing Co. Ltd.	82,000	63,003
#	Jourdeness Group Ltd.	111,000	213,574
	JPP Holding Co. Ltd.	14,000	54,155
#	K Laser Technology, Inc.	586,000	414,452
	Kaimei Electronic Corp.	278,183	531,102
#	Kaori Heat Treatment Co. Ltd.	254,197	1,653,380
	Kaulin Manufacturing Co. Ltd.	144,330	58,119
	Kedge Construction Co. Ltd.	15,525	34,903
*	Keding Enterprises Co. Ltd.	5,000	19,570
	KEE TAI Properties Co. Ltd.	1,306,473	607,648
	Kenda Rubber Industrial Co. Ltd.	1,850,155	1,667,841
	Kenmec Mechanical Engineering Co. Ltd.	328,000	507,747
#	Kerry TJ Logistics Co. Ltd.	732,000	838,152
#	Key Ware Electronics Co. Ltd.	305,666	100,490
#	Keystone Microtech Corp.	38,000	257,637
	Kindom Development Co. Ltd.	1,280,900	1,350,025
	King Chou Marine Technology Co. Ltd.	234,920	284,646
	King Slide Works Co. Ltd.	189,000	4,124,934
	King Yuan Electronics Co. Ltd.	2,765,979	6,553,158
	King’s Town Bank Co. Ltd.	2,885,701	3,309,337
# *	King’s Town Construction Co. Ltd.	333,074	314,188
	Kinik Co.	318,000	1,602,738
#	Kinko Optical Co. Ltd.	412,103	328,977
#	Kinpo Electronics	3,726,157	1,605,162
#	Kinsus Interconnect Technology Corp.	658,000	1,937,200
#	KMC Kuei Meng International, Inc.	205,253	764,089
#	KNH Enterprise Co. Ltd.	589,020	338,346
	Ko Ja Cayman Co. Ltd.	13,000	27,689
#	KS Terminals, Inc.	389,482	805,793
	Kung Long Batteries Industrial Co. Ltd.	248,000	994,459
*	Kung Sing Engineering Corp.	1,126,290	320,455
#	Kuo Toong International Co. Ltd.	662,648	729,402
*	Kuo Yang Construction Co. Ltd.	691,899	384,677
	Kwong Fong Industries Corp.	313,691	101,173
	Kwong Lung Enterprise Co. Ltd.	316,000	498,424
#	KYE Systems Corp.	772,672	277,117
	L&K Engineering Co. Ltd.	545,048	2,147,666
#	La Kaffa International Co. Ltd.	80,701	255,453
*	LAN FA Textile	805,933	244,394
#	LandMark Optoelectronics Corp.	276,300	803,144
*	Lang, Inc.	12,000	11,817
#	Lanner Electronics, Inc.	295,650	815,338
#	Laser Tek Taiwan Co. Ltd.	254,128	227,222
	Laster Tech Corp. Ltd.	107,091	162,982
	Leadtrend Technology Corp.	14,725	30,627
# *	Lealea Enterprise Co. Ltd.	2,497,967	783,013
*	Leatec Fine Ceramics Co. Ltd.	23,000	15,499
#	LEE CHI Enterprises Co. Ltd.	648,000	286,371

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	Lelon Electronics Corp.	317,327	$535,194
#	Lemtech Holdings Co. Ltd.	108,055	269,240
*	Leofoo Development Co. Ltd.	93,278	48,102
# *	Li Cheng Enterprise Co. Ltd.	282,108	173,543
# *	Li Peng Enterprise Co. Ltd.	1,735,897	407,545
#	Lian HWA Food Corp.	342,392	922,749
	Lida Holdings Ltd.	189,400	201,826
	Lingsen Precision Industries Ltd.	1,273,506	833,149
	Lintes Technology Co. Ltd.	16,000	65,185
	Liton Technology Corp.	89,000	94,584
*	Long Bon International Co. Ltd.	694,274	336,417
	Longchen Paper & Packaging Co. Ltd.	2,508,637	1,073,604
	Longwell Co.	400,000	780,402
	Lu Hai Holding Corp.	110,102	102,957
#	Lucky Cement Corp.	540,000	223,546
	Lumax International Corp. Ltd.	303,832	762,148
*	Lung Yen Life Service Corp.	463,000	508,573
	Lungteh Shipbuilding Co. Ltd.	91,000	223,498
#	M3 Technology, Inc.	43,000	157,187
	M31 Technology Corp.	63,800	1,728,381
#	Macauto Industrial Co. Ltd.	172,000	388,346
#	Machvision, Inc.	135,398	751,431
	Macroblock, Inc.	81,000	250,613
	Makalot Industrial Co. Ltd.	572,481	6,407,462
#	Marketech International Corp.	227,000	931,739
#	Materials Analysis Technology, Inc.	188,320	1,200,795
	Maxigen Biotech, Inc.	12,600	18,275
#	Mayer Steel Pipe Corp.	538,567	465,104
	Maywufa Co. Ltd.	69,322	45,807
#	Mechema Chemicals International Corp.	164,000	387,803
*	Medigen Biotechnology Corp.	62,000	99,935
	Meiloon Industrial Co.	266,184	156,140
# *	Mercuries & Associates Holding Ltd.	1,697,367	660,167
*	Mercuries Life Insurance Co. Ltd.	8,134,240	1,266,702
#	Merida Industry Co. Ltd.	201,000	1,029,847
	Merry Electronics Co. Ltd.	520,914	1,428,022
#	METAAGE Corp.	96,000	179,662
#	Mildef Crete, Inc.	193,000	470,201
#	MIN AIK Technology Co. Ltd.	398,452	240,817
#	Mirle Automation Corp.	602,098	685,656
#	Mitac Holdings Corp.	2,861,918	3,258,767
# *	Mobiletron Electronics Co. Ltd.	155,800	252,954
#	MOSA Industrial Corp.	163,391	120,678
#	Mosel Vitelic, Inc.	169,000	173,526
	Motech Industries, Inc.	204,000	172,119
	MPI Corp.	228,000	1,336,322
	MSSCORPS Co. Ltd.	79,000	306,832
#	Nak Sealing Technologies Corp.	173,954	676,345
#	Namchow Holdings Co. Ltd.	573,000	866,873
	Nan Liu Enterprise Co. Ltd.	97,000	210,563
#	Nan Pao Resins Chemical Co. Ltd.	25,000	153,698
# *	Nan Ren Lake Leisure Amusement Co. Ltd.	517,317	205,306
#	Nang Kuang Pharmaceutical Co. Ltd.	226,000	365,744
	Nantex Industry Co. Ltd.	927,606	985,894
#	National Aerospace Fasteners Corp.	74,000	198,627
#	National Petroleum Co. Ltd.	227,824	451,412
#	Netronix, Inc.	209,000	524,234
	New Best Wire Industrial Co. Ltd.	195,600	224,062
*	New Era Electronics Co. Ltd.	34,000	23,013

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
*	Newmax Technology Co. Ltd.	118,000	$116,886
#	Nexcom International Co. Ltd.	429,094	537,457
#	Nichidenbo Corp.	656,417	1,127,250
	Nidec Chaun-Choung Technology Corp.	110,000	407,956
	Nien Hsing Textile Co. Ltd.	426,345	248,891
#	Niko Semiconductor Co. Ltd.	220,400	391,215
#	Nishoku Technology, Inc.	132,400	395,236
#	Nova Technology Corp.	84,000	322,320
	Nuvoton Technology Corp.	202,000	797,065
	O-Bank Co. Ltd.	2,729,071	786,230
*	Ocean Plastics Co. Ltd.	764,200	819,196
#	OK Biotech Co. Ltd.	215,130	157,704
#	Optimax Technology Corp.	164,000	157,962
	Orient Semiconductor Electronics Ltd.	1,061,599	1,366,367
	Oriental Union Chemical Corp.	1,655,267	931,573
#	O-TA Precision Industry Co. Ltd.	216,227	570,208
	Pacific Construction Co.	1,004,921	281,066
#	Pacific Hospital Supply Co. Ltd.	255,209	653,474
	Paiho Shih Holdings Corp.	481,283	303,074
#	Pan German Universal Motors Ltd.	32,000	301,577
#	Pan Jit International, Inc.	988,486	1,829,148
	Pan-International Industrial Corp.	1,321,747	1,390,703
#	Panion & BF Biotech, Inc.	203,449	710,663
	Paragon Technologies Co. Ltd.	163,246	156,069
#	Parpro Corp.	208,000	216,120
# *	PChome Online, Inc.	354,383	487,326
#	PCL Technologies, Inc.	196,400	458,434
#	P-Duke Technology Co. Ltd.	214,633	625,867
#	Pegavision Corp.	112,913	1,296,164
* ††	Pharmally International Holding Co. Ltd.	441,605	0
#	Phoenix Silicon International Corp.	335,160	507,088
*	Phytohealth Corp.	161,000	110,729
	Pixart Imaging, Inc.	504,150	2,004,249
#	Planet Technology Corp.	160,000	598,938
#	Plastron Precision Co. Ltd.	444,460	204,919
*	Plotech Co. Ltd.	61,800	32,008
#	Polytronics Technology Corp.	228,124	364,443
	Posiflex Technology, Inc.	92,457	286,385
#	Power Wind Health Industry, Inc.	119,314	433,187
	Powertip Technology Corp.	58,000	26,976
	Poya International Co. Ltd.	151,913	2,335,275
	President Securities Corp.	2,818,193	1,516,476
	Primax Electronics Ltd.	1,333,000	2,846,928
#	Prince Housing & Development Corp.	3,656,644	1,201,663
	Princeton Technology Corp.	180,000	157,256
#	Pro Hawk Corp.	81,000	374,836
* ††	Prodisc Technology, Inc.	1,707,199	0
#	Progate Group Corp.	36,000	213,662
	Prolific Technology, Inc.	40,000	31,955
#	Promate Electronic Co. Ltd.	622,000	1,042,243
#	Prosperity Dielectrics Co. Ltd.	366,559	503,884
	QST International Corp.	121,612	214,032
	Qualipoly Chemical Corp.	308,048	319,241
#	Quang Viet Enterprise Co. Ltd.	154,000	525,495
#	Quanta Storage, Inc.	548,000	1,162,789
#	Quintain Steel Co. Ltd.	1,002,039	405,521
#	Radiant Opto-Electronics Corp.	1,201,000	4,603,411
*	Radium Life Tech Co. Ltd.	1,929,242	520,647
#	Rafael Microelectronics, Inc.	76,821	374,800

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Raydium Semiconductor Corp.	166,000	$1,843,797
#	Rechi Precision Co. Ltd.	880,181	518,540
*	Rexon Industrial Corp. Ltd.	50,000	61,575
# *	Rich Development Co. Ltd.	1,752,036	480,639
*	Ritek Corp.	2,008,867	489,705
* ††	Roo Hsing Co. Ltd.	878,000	93,815
	Ruby Tech Corp.	12,000	30,061
#	Ruentex Engineering & Construction Co.	199,540	612,216
	Run Long Construction Co. Ltd.	22,000	63,728
	Sakura Development Co. Ltd.	389,555	522,719
#	Sampo Corp.	1,267,861	1,095,873
#	San Fang Chemical Industry Co. Ltd.	686,647	494,899
#	San Far Property Ltd.	573,510	306,280
#	San Fu Chemical Co. Ltd.	69,000	262,181
#	San Shing Fastech Corp.	445,875	741,241
	Sanitar Co. Ltd.	186,000	200,642
	Savior Lifetec Corp.	671,000	379,114
	SCI Pharmtech, Inc.	11,982	33,093
#	Scientech Corp.	190,000	1,067,302
	ScinoPharm Taiwan Ltd.	554,000	453,656
	SDI Corp.	398,000	1,241,750
#	Sea Sonic Electronics Co. Ltd.	87,000	244,162
#	Securitag Assembly Group Co.	37,000	112,107
#	Senao International Co. Ltd.	310,541	344,797
#	Senao Networks, Inc.	81,000	575,090
#	Sensortek Technology Corp.	30,000	389,835
#	Sercomm Corp.	818,000	2,854,029
#	Sesoda Corp.	616,803	578,598
#	Shan-Loong Transportation Co. Ltd.	262,000	245,198
#	Sharehope Medicine Co. Ltd.	309,300	307,347
	Sheng Yu Steel Co. Ltd.	328,980	236,754
#	ShenMao Technology, Inc.	355,891	646,449
#	Shieh Yih Machinery Industry Co. Ltd.	166,000	113,015
#	Shih Her Technologies, Inc.	173,000	386,303
	Shih Wei Navigation Co. Ltd.	966,842	530,381
	Shin Hai Gas Corp.	1,245	2,070
	Shin Hsiung Natural Gas Co. Ltd.	31,735	58,458
#	Shin Ruenn Development Co. Ltd.	167,000	255,847
#	Shin Zu Shing Co. Ltd.	584,943	1,672,580
#	Shinfox Energy Co. Ltd.	219,000	672,055
# *	Shining Building Business Co. Ltd.	1,272,814	399,261
	Shinkong Insurance Co. Ltd.	695,131	1,431,414
#	Shinkong Synthetic Fibers Corp.	4,198,395	1,950,899
	Shinkong Textile Co. Ltd.	788,542	1,073,188
	Shiny Chemical Industrial Co. Ltd.	394,467	1,531,316
#	ShunSin Technology Holding Ltd.	55,000	210,964
# *	Shuttle, Inc.	1,355,152	681,839
	Sigurd Microelectronics Corp.	1,466,907	2,693,408
	Silicon Integrated Systems Corp.	358,000	554,159
#	Simplo Technology Co. Ltd.	140,000	1,442,373
	Sincere Navigation Corp.	869,139	582,492
#	Singatron Enterprise Co. Ltd.	149,000	117,684
	Sinher Technology, Inc.	173,000	185,191
	Sinmag Equipment Corp.	169,056	753,034
	Sinon Corp.	1,362,510	1,537,680
	Sinopower Semiconductor, Inc.	13,200	39,276
#	Sinphar Pharmaceutical Co. Ltd.	223,938	221,221
	Sinyi Realty, Inc.	834,660	729,189
	Sirtec International Co. Ltd.	241,600	210,098

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Sitronix Technology Corp.	366,879	$3,243,075
#	Siward Crystal Technology Co. Ltd.	517,000	476,645
	Soft-World International Corp.	246,000	725,147
	Solar Applied Materials Technology Corp.	1,527,372	1,842,841
#	Solomon Technology Corp.	420,000	437,120
#	Solteam, Inc.	233,607	300,579
	Solytech Enterprise Corp.	119,000	66,044
	Sonix Technology Co. Ltd.	549,000	838,248
	Southeast Cement Co. Ltd.	579,700	324,692
#	Speed Tech Corp.	321,000	496,560
#	Spirox Corp.	298,824	343,281
	Sporton International, Inc.	265,231	1,750,843
	Sports Gear Co. Ltd.	66,000	134,457
#	St Shine Optical Co. Ltd.	167,000	936,796
	Standard Chemical & Pharmaceutical Co. Ltd.	288,571	538,707
	Standard Foods Corp.	978,000	1,139,497
#	Stark Technology, Inc.	345,688	1,203,185
#	Sun Yad Construction Co. Ltd.	233,512	73,502
	Sunjuice Holdings Co. Ltd.	16,000	110,188
	Sunko INK Co. Ltd.	483,400	253,749
#	SunMax Biotechnology Co. Ltd.	96,000	574,199
	Sunny Friend Environmental Technology Co. Ltd.	252,998	808,659
#	Sunonwealth Electric Machine Industry Co. Ltd.	664,487	1,794,257
	Sunplus Innovation Technology, Inc.	22,000	80,461
#	Sunplus Technology Co. Ltd.	1,763,000	1,645,293
	Sunrex Technology Corp.	298,612	456,328
	Sunspring Metal Corp.	328,069	226,416
	Superior Plating Technology Co. Ltd.	14,000	25,374
#	Supreme Electronics Co. Ltd.	1,750,184	3,006,465
	Swancor Holding Co. Ltd.	176,000	468,874
#	Sweeten Real Estate Development Co. Ltd.	728,712	555,423
#	Symtek Automation Asia Co. Ltd.	188,398	578,582
#	Syncmold Enterprise Corp.	311,750	644,582
	Syngen Biotech Co. Ltd.	17,000	83,533
	Synmosa Biopharma Corp.	142,076	164,648
#	Syscom Computer Engineering Co.	54,000	80,332
# *	Sysgration	291,000	288,892
#	Systex Corp.	475,388	1,472,596
#	T3EX Global Holdings Corp.	224,000	504,999
#	Ta Liang Technology Co. Ltd.	142,140	197,837
#	Ta Ya Electric Wire & Cable	1,647,685	1,636,080
#	Ta Yih Industrial Co. Ltd.	106,000	115,221
	Tah Hsin Industrial Corp.	221,092	484,066
#	TAI Roun Products Co. Ltd.	201,000	83,812
	TA-I Technology Co. Ltd.	397,788	547,063
*	Tai Tung Communication Co. Ltd.	345,267	178,348
	Taichung Commercial Bank Co. Ltd.	13,545,371	6,148,358
	TaiDoc Technology Corp.	185,470	815,806
#	Taiflex Scientific Co. Ltd.	657,340	843,522
#	Taimide Tech, Inc.	385,262	456,056
	Tainan Enterprises Co. Ltd.	250,370	239,585
	Tainan Spinning Co. Ltd.	4,077,044	1,787,798
#	Tai-Saw Technology Co. Ltd.	235,120	192,049
#	TaiSol Electronics Co. Ltd.	124,000	229,963
	Taisun Enterprise Co. Ltd.	429,648	266,909
#	Taita Chemical Co. Ltd.	948,828	483,792
	TAI-TECH Advanced Electronics Co. Ltd.	77,000	239,953
	Taiwan Chinsan Electronic Industrial Co. Ltd.	361,113	390,737
	Taiwan Cogeneration Corp.	1,166,845	1,425,216

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	Taiwan Environment Scientific Co. Ltd.	29,365	$55,722
	Taiwan FamilyMart Co. Ltd.	25,000	143,290
#	Taiwan Fertilizer Co. Ltd.	498,000	912,467
	Taiwan Fire & Marine Insurance Co. Ltd.	961,338	716,694
	Taiwan FU Hsing Industrial Co. Ltd.	620,000	826,822
*	Taiwan Glass Industry Corp.	318,000	179,443
	Taiwan Hon Chuan Enterprise Co. Ltd.	885,468	2,750,788
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	569,120	630,133
* ††	Taiwan Kolin Co. Ltd.	1,356,000	0
††	Taiwan Land Development Corp.	2,845,991	44,092
	Taiwan Line Tek Electronic	148,510	176,589
#	Taiwan Mask Corp.	478,000	1,008,525
	Taiwan Navigation Co. Ltd.	730,777	619,948
#	Taiwan Paiho Ltd.	915,287	1,623,588
	Taiwan PCB Techvest Co. Ltd.	954,238	1,249,852
#	Taiwan Sakura Corp.	715,803	1,404,654
	Taiwan Sanyo Electric Co. Ltd.	426,400	496,225
	Taiwan Secom Co. Ltd.	327,000	1,191,032
#	Taiwan Semiconductor Co. Ltd.	665,000	1,607,616
	Taiwan Shin Kong Security Co. Ltd.	1,307,577	1,613,102
	Taiwan Steel Union Co. Ltd.	18,000	48,199
#	Taiwan Styrene Monomer	1,787,209	850,447
	Taiwan Surface Mounting Technology Corp.	856,388	2,420,167
	Taiwan Taxi Co. Ltd.	85,888	272,277
# *	Taiwan TEA Corp.	1,590,897	973,608
#	Taiwan Union Technology Corp.	749,000	2,472,083
#	Taiwan-Asia Semiconductor Corp.	1,059,804	1,470,169
	Taiyen Biotech Co. Ltd.	383,883	393,839
#	TCI Co. Ltd.	275,746	1,474,080
#	Te Chang Construction Co. Ltd.	258,206	521,493
#	Tehmag Foods Corp.	116,380	1,032,934
	Ten Ren Tea Co. Ltd.	140,980	151,164
#	Tera Autotech Corp.	91,885	78,649
#	Test Research, Inc.	562,821	1,044,890
	Test Rite International Co. Ltd.	1,117,495	691,058
	Thermaltake Technology Co. Ltd.	75,000	86,000
#	Thinking Electronic Industrial Co. Ltd.	241,204	1,019,972
#	Thye Ming Industrial Co. Ltd.	391,135	661,241
	Tofu Restaurant Co. Ltd.	6,000	47,350
	Ton Yi Industrial Corp.	2,548,644	1,236,678
#	Tong Hsing Electronic Industries Ltd.	580,681	2,410,222
	Tong Yang Industry Co. Ltd.	1,121,741	2,544,689
#	Tong-Tai Machine & Tool Co. Ltd.	543,892	289,683
	Top Union Electronics Corp.	212,475	202,697
#	Topco Scientific Co. Ltd.	566,356	2,959,160
#	Topco Technologies Corp.	182,720	389,945
#	Topkey Corp.	222,000	1,105,367
	Topoint Technology Co. Ltd.	428,898	352,008
#	TPK Holding Co. Ltd.	1,025,000	1,015,985
#	Trade-Van Information Services Co.	255,000	522,796
	Transart Graphics Co. Ltd.	18,000	28,167
	Transcend Information, Inc.	611,000	1,385,723
	Transcom, Inc.	124,300	605,806
	Tripod Technology Corp.	284,000	1,453,969
	Tsann Kuen Enterprise Co. Ltd.	172,059	204,966
#	TSC Auto ID Technology Co. Ltd.	108,296	777,947
	TSEC Corp.	1,401,584	1,232,365
	TSRC Corp.	1,734,200	1,226,817
	Ttet Union Corp.	153,000	665,275

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
	TTFB Co. Ltd.	44,091	$322,239
	TTY Biopharm Co. Ltd.	620,979	1,606,718
# *	Tul Corp.	40,000	112,424
	Tung Ho Steel Enterprise Corp.	1,636,630	3,285,244
	Tung Thih Electronic Co. Ltd.	192,000	788,524
#	TURVO International Co. Ltd.	131,922	546,887
	TXC Corp.	1,004,053	2,977,608
	TYC Brother Industrial Co. Ltd.	768,980	892,296
*	Tycoons Group Enterprise	1,191,779	432,981
# *	Tyntek Corp.	1,029,039	573,222
#	UDE Corp.	251,000	388,646
	Ultra Chip, Inc.	166,000	451,189
#	U-Ming Marine Transport Corp.	1,358,000	1,861,078
	Unictron Technologies Corp.	23,000	71,774
#	Uniform Industrial Corp.	78,000	93,564
	Union Bank of Taiwan	7,970,310	3,247,649
#	Unitech Computer Co. Ltd.	341,804	341,088
#	Unitech Printed Circuit Board Corp.	1,984,648	1,137,434
#	United Integrated Services Co. Ltd.	552,951	4,105,290
	United Orthopedic Corp.	230,935	475,176
#	United Radiant Technology	287,000	157,974
	United Recommend International Co. Ltd.	69,310	186,035
	United Renewable Energy Co. Ltd.	3,873,437	1,784,336
* ††	Unity Opto Technology Co. Ltd.	2,760,500	0
	Univacco Technology, Inc.	32,000	26,583
#	Universal Cement Corp.	1,592,825	1,247,637
*	Universal Microelectronics Co. Ltd.	73,000	53,532
#	Universal Microwave Technology, Inc.	57,000	297,842
	Universal Vision Biotechnology Co. Ltd.	131,652	1,209,819
	UPC Technology Corp.	2,742,124	1,251,439
	Userjoy Technology Co. Ltd.	186,466	439,476
	USI Corp.	2,776,156	1,652,397
#	Utechzone Co. Ltd.	189,000	404,092
	Value Valves Co. Ltd.	7,000	19,471
	Ve Wong Corp.	556,696	739,467
#	Ventec International Group Co. Ltd., Class C	167,000	435,760
	VIA Labs, Inc.	11,000	68,835
#	Viking Tech Corp.	140,000	210,626
#	Visco Vision, Inc.	68,000	390,026
	Visual Photonics Epitaxy Co. Ltd.	522,772	2,383,826
#	Vivotek, Inc.	127,704	526,283
#	Wafer Works Corp.	1,542,251	2,081,077
#	Waffer Technology Corp.	319,512	1,073,168
	Wah Hong Industrial Corp.	144,021	172,094
	Wah Lee Industrial Corp.	598,300	1,743,590
	Walsin Technology Corp.	724,000	2,345,538
	Walton Advanced Engineering, Inc.	1,075,197	495,738
#	WAN HWA Enterprise Co.	374,238	139,182
*	We&Win Diversification Co. Ltd.	95,000	74,543
	WEI Chih Steel Industrial Co. Ltd.	43,000	30,002
#	Wei Chuan Foods Corp.	978,000	558,682
#	Weikeng Industrial Co. Ltd.	1,269,459	1,055,482
	Well Shin Technology Co. Ltd.	319,000	478,925
	WELLELL, Inc.	10,500	8,817
#	Wha Yu Industrial Co. Ltd.	305,000	174,849
#	Wholetech System Hitech Ltd.	207,000	316,021
#	Winmate, Inc.	130,000	454,255
	Winstek Semiconductor Co. Ltd.	234,000	611,210
* ††	Wintek Corp.	5,447,000	0

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TAIWAN — (Continued)
#	WinWay Technology Co. Ltd.	50,000	$988,950
#	Wisdom Marine Lines Co. Ltd.	1,321,241	1,706,030
#	Wistron Information Technology & Services Corp.	87,901	296,325
	Wistron NeWeb Corp.	895,155	3,536,309
	Wowprime Corp.	225,400	1,665,129
	WT Microelectronics Co. Ltd.	1,038,450	3,809,594
#	WUS Printed Circuit Co. Ltd.	599,737	624,299
*	XAC Automation Corp.	139,000	90,615
	XinTec, Inc.	459,000	1,646,089
	Xxentria Technology Materials Corp.	535,927	1,176,486
#	Yankey Engineering Co. Ltd.	66,502	543,861
#	Yao Sheng Electronic Co. Ltd.	24,147	49,904
#	YC INOX Co. Ltd.	1,267,609	1,027,118
	Yea Shin International Development Co. Ltd.	784,799	624,317
#	Yem Chio Co. Ltd.	1,348,518	665,626
	Yen Sun Technology Corp.	15,000	17,890
# *	Yeong Guan Energy Technology Group Co. Ltd.	268,987	423,758
	YFC-Boneagle Electric Co. Ltd.	275,687	225,930
#	YFY, Inc.	1,099,212	1,012,157
#	Yi Jinn Industrial Co. Ltd.	669,284	359,465
#	Yieh Phui Enterprise Co. Ltd.	3,414,651	1,630,224
	Yonyu Plastics Co. Ltd.	267,600	258,531
	Young Fast Optoelectronics Co. Ltd.	335,872	400,039
*	Young Optics, Inc.	11,000	18,753
#	Youngtek Electronics Corp.	357,666	631,883
	Yuanta Futures Co. Ltd.	342,827	621,575
	Yuen Chang Stainless Steel Co. Ltd., Class C	60,000	29,036
	Yuen Foong Yu Consumer Products Co. Ltd.	140,000	162,120
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	250,869	567,034
#	Yungshin Construction & Development Co. Ltd.	377,000	967,554
	YungShin Global Holding Corp.	758,015	1,034,838
	Yusin Holding Corp.	28,721	97,227
#	Zeng Hsing Industrial Co. Ltd.	225,726	745,415
#	Zenitron Corp.	654,000	636,300
#	Zero One Technology Co. Ltd.	522,226	979,985
*	Zhong Yang Technology Co. Ltd.	16,819	20,127
#	Zig Sheng Industrial Co. Ltd.	1,224,732	376,422
# *	Zinwell Corp.	800,586	589,264
#	Zippy Technology Corp.	409,948	574,624
	Zyxel Group Corp.	859,225	1,453,534

TOTAL TAIWAN			662,127,748

THAILAND — (1.7%)
	AAPICO Hitech PCL, NVDR	44,370	34,565
	AAPICO Hitech PCL	802,032	624,801
*	Absolute Clean Energy PCL	5,527,500	233,757
	Advanced Information Technology PCL, Class F	4,783,300	574,914
	After You PCL	945,700	247,328
*	AJ Plast PCL	146,688	26,120
	Allianz Ayudhya Capital PCL	195,200	198,228
	Alucon PCL	1,700	8,324
	Amata Corp. PCL	2,743,310	1,816,534
	AP Thailand PCL	4,768,116	1,432,723
	Asia Plus Group Holdings PCL	7,797,100	594,395
	Asia Sermkij Leasing PCL, NVDR	1,307,600	738,521
	Asian Insulators PCL	507,850	59,627
	Asphere Innovations PCL	558,596	108,013
*	Bangkok Airways PCL	1,330,500	503,437
	Bangkok Commercial Asset Management PCL	916,200	228,142

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Bangkok Insurance PCL	192,481	$1,601,219
*	Bangkok Land PCL	40,183,170	771,410
	BCPG PCL	2,919,000	718,736
	BEC World PCL	2,019,133	303,354
*	Better World Green PCL	10,303,633	149,068
	BG Container Glass PCL	57,300	14,029
*	Bound & Beyond PCL	74,300	24,600
	Business Online PCL	180,800	48,290
	Cal-Comp Electronics Thailand PCL, Class F	9,982,652	422,164
	CH Karnchang PCL	2,133,300	1,293,898
	Charoong Thai Wire & Cable PCL, Class F	417,700	52,064
	Chayo Group PCL	171,504	26,483
	Chularat Hospital PCL, Class F	9,488,400	834,203
	CIMB Thai Bank PCL	1,144,300	19,102
	CK Power PCL	4,197,600	352,695
*	Demco PCL	121,560	0
#	Dhipaya Group Holdings PCL	2,171,100	2,053,764
	Diamond Building Products PCL	166,700	35,712
	Don Muang Tollway PCL	215,200	71,249
	Dynasty Ceramic PCL	12,811,500	566,746
	Eastern Polymer Group PCL, Class F	2,120,387	389,360
	Eastern Water Resources Development & Management PCL, Class F	2,027,600	236,932
	Ekachai Medical Care PCL	1,084,021	230,723
*	Erawan Group PCL	3,568,600	516,289
#	Exotic Food PCL, Class F	382,700	330,074
	Forth Corp. PCL	549,300	340,805
	Forth Smart Service PCL	778,351	165,664
	GFPT PCL	1,538,800	436,691
	Global Green Chemicals PCL, Class F	1,314,600	288,943
*	Green Tech Ventures PCL, Class F	13,259,934	62,717
* ††	Group Lease PCL, NVDR	1,644,700	5,578
	Gunkul Engineering PCL	8,740,500	554,451
	Haad Thip PCL	456,400	198,090
	Hana Microelectronics PCL	787,700	1,145,088
	ICC International PCL	204,600	233,389
	Ichitan Group PCL	1,568,200	667,551
	Index Livingmall PCL	361,000	226,990
	Interlink Communication PCL	452,600	89,406
*	IT City PCL	152,900	13,102
*	Italian-Thai Development PCL	10,308,376	355,634
* ††	ITV PLC	2,785,600	0
*	Jasmine International PCL	9,749,431	558,777
	Jaymart Group Holdings PCL	1,147,900	523,769
	Jubilee Enterprise PCL	267,500	135,452
	Karmarts PCL	1,751,400	516,515
	KGI Securities Thailand PCL	502,000	61,454
	Khon Kaen Sugar Industry PCL	6,254,237	497,659
	Lalin Property PCL	495,500	113,734
	Lanna Resources PCL	609,350	249,216
	LH Financial Group PCL	20,937,239	576,695
*	Loxley PCL	4,652,776	205,826
#	LPN Development PCL	2,956,602	327,392
	Major Cineplex Group PCL	721,400	305,078
*	Master Ad PCL	3,883,000	51,856
	MBK PCL	3,654,355	1,626,756
	MC Group PCL	783,000	265,775
	MCS Steel PCL	1,043,700	190,199
	Mega Lifesciences PCL	622,600	705,876
*	Millcon Steel PCL	5,433,354	55,932

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Modernform Group PCL	1,578,500	$117,699
	Muang Thai Insurance PCL	61,288	192,684
	Netbay PCL	258,600	145,335
	Next Capital PCL	559,200	42,629
	Noble Development PCL	2,211,200	212,861
	Nonthavej Hospital PCL	3,300	3,397
	Northeast Rubber PCL	2,561,112	326,352
*	Nusasiri PCL	6,952,100	69,632
	Origin Property PCL, Class F	2,459,750	612,500
	Plan B Media Pcl, Class F	5,295,156	1,200,682
*	Platinum Group PCL, Class F	3,335,800	267,291
	Polyplex Thailand PCL	1,079,650	297,379
	Praram 9 Hospital PCL	544,200	243,768
	Precious Shipping PCL	1,973,031	461,110
	Premier Marketing PCL	1,245,400	287,593
	Prima Marine PCL	2,655,466	446,980
*	Principal Capital PCL	1,440,600	173,950
	Property Perfect PCL	22,724,846	189,677
	Pruksa Holding PCL	2,053,900	714,301
	PTG Energy PCL	2,690,600	610,096
	Quality Houses PCL	27,896,326	1,738,548
	R&B Food Supply PCL	838,100	254,164
*	Rabbit Holdings PCL, Class F	42,284,431	588,223
*	Raimon Land PCL	6,123,100	76,661
	Rajthanee Hospital PCL	505,200	365,450
	Ratchaphruek Hospital PCL, Class F	146,400	25,661
	Ratchthani Leasing PCL	7,260,155	565,582
	Regional Container Lines PCL	958,900	522,903
	Rojana Industrial Park PCL	2,767,654	462,014
	RS PCL	2,093,080	791,984
	S 11 Group PCL	282,500	28,924
*	S Hotels & Resorts PCL	3,032,541	199,118
	Sabina PCL	419,600	284,851
	Saha Pathana Inter-Holding PCL	692,300	1,300,139
	Sahamitr Pressure Container PCL	656,393	193,580
	Saha-Union PCL	753,300	633,994
*	Samart Corp. PCL	1,268,300	153,851
	Sansiri PCL	35,872,610	1,527,025
	Sappe PCL	407,400	864,276
	SC Asset Corp. PCL	5,244,915	493,227
	SCG Ceramics PCL	2,696,100	162,025
	SCGJWD Logistics PCL	56,000	18,073
*	SEN X PCL	835,300	13,014
	Sena Development PCL	2,107,633	138,388
	Sermsang Power Corp. Co. Ltd.	1,594,706	255,117
*	Siam Wellness Group Pcl, Class F	216,100	71,547
	Siamgas & Petrochemicals PCL	2,078,300	459,692
	Sikarin PCL, Class F	65,000	18,989
	Singer Thailand PCL	408,900	98,976
	Singha Estate PCL	6,603,154	161,669
	Sino-Thai Engineering & Construction PCL	2,694,735	641,023
	SISB PCL	337,900	274,983
# * ††	SMI Holdings Group Ltd.	6,033,814	0
	SNC Former PCL	485,400	130,998
	Somboon Advance Technology PCL	884,037	435,347
	SPCG PCL	1,347,000	483,447
	Sri Trang Agro-Industry PCL	2,221,892	890,179
	Sri Trang Gloves Thailand PCL	2,125,400	345,930
	Srinanaporn Marketing PCL	670,900	302,388

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
THAILAND — (Continued)
	Srivichai Vejvivat PCL	640,600	$131,890
	Stars Microelectronics Thailand PCL	1,193,300	160,025
*	STP & I PCL	2,791,364	214,347
*	Super Energy Corp. PCL	40,698,191	486,895
	Susco PCL	1,816,400	228,424
	SVI PCL	1,049,400	202,917
	Synnex Thailand PCL	599,140	154,192
	TAC Consumer PCL, Class F	849,400	102,091
	Taokaenoi Food & Marketing PCL, Class F	1,566,780	448,990
	Tata Steel Thailand PCL	692,600	15,416
	Thai Nakarin Hospital PCL	297,800	289,991
*	Thai Reinsurance PCL	8,213,800	178,250
	Thai Solar Energy PCL, Class F	2,694,679	128,202
	Thai Stanley Electric PCL, Class F	134,700	668,956
	Thai Vegetable Oil PCL	1,876,482	1,101,586
	Thai Wacoal PCL	71,900	67,264
	Thai Wah PCL, Class F	1,533,100	171,470
	Thaicom PCL	2,181,700	758,747
#	Thaifoods Group PCL, Class F	2,861,600	254,771
	Thaire Life Assurance PCL, Class F	224,935	19,776
	Thitikorn PCL	280,400	41,347
	Thoresen Thai Agencies PCL	3,560,578	510,175
	Tipco Asphalt PCL	1,651,964	864,072
	TIPCO Foods PCL	620,682	158,009
	TKS Technologies PCL	938,543	172,341
	TMT Steel PCL	964,000	162,265
	TPI Polene PCL	15,805,900	606,862
	TPI Polene Power PCL	6,524,702	599,055
	TQM Alpha PCL	546,876	464,067
	Triple i Logistics PCL	826,353	243,704
	TTCL PCL	707,340	73,209
	TTW PCL	2,780,400	700,080
	Union Auction PCL	788,500	218,281
*	Unique Engineering & Construction PCL	736,170	56,940
	United Paper PCL	1,084,800	322,943
	Univanich Palm Oil PCL	1,335,500	306,542
	Vanachai Group PCL	1,592,659	163,952
	VGI PCL	2,310,600	123,429
††	Vinythai PCL	16,237	1,035
	WHA Utilities & Power PCL	3,073,000	314,631
	WICE Logistics PCL	812,000	140,068
	Workpoint Entertainment PCL	498,440	146,998
*	Xspring Capital PCL	14,785,800	362,009
	YGGDRAZIL Group PCL	321,800	67,149

TOTAL THAILAND			65,434,892

TURKEY — (2.0%)
	Adel Kalemcilik Ticaret ve Sanayi AS	6,312	111,900
*	Adese Alisveris Merkezleri Ticaret AS	3,642,293	249,571
	Afyon Cimento Sanayi TAS	758,071	362,951
	Agesa Hayat ve Emeklilik AS	52,014	108,175
	Akcansa Cimento AS	119,209	709,309
	Aksa Akrilik Kimya Sanayii AS	402,215	1,259,777
*	Aksigorta AS	1,457,492	323,768
*	Albaraka Turk Katilim Bankasi AS	3,396,556	499,247
	Alkim Alkali Kimya AS	191,634	253,847
	Altinyag Kombinalari AS	514,595	159,051
*	Anadolu Anonim Turk Sigorta Sirketi	656,269	1,365,111
	Anadolu Hayat Emeklilik AS	202,753	336,393

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS	18,877	$151,422
	ARD Grup Bilisim Teknolojileri AS	425,980	340,077
	Arena Bilgisayar Sanayi ve Ticaret AS	2,781	2,490
*	Aydem Yenilenebilir Enerji AS, Class A	548,593	382,673
	Ayen Enerji AS	77,306	77,514
	Aygaz AS	201,864	979,513
	Bagfas Bandirma Gubre Fabrikalari AS	169,586	202,686
*	Banvit Bandirma Vitaminli Yem Sanayii AS	8,204	32,790
*	Baticim Bati Anadolu Cimento Sanayii AS	200,482	837,703
	Bera Holding AS	2,181,858	1,317,934
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	156,505	244,767
*	Biotrend Cevre VE Enerji Yatirimlari AS	640,925	406,703
	Bogazici Beton Sanayi Ve Ticaret AS	232,497	314,353
*	Borusan Mannesmann Boru Sanayi ve Ticaret AS	90,214	2,943,573
	Borusan Yatirim ve Pazarlama AS	3,835	315,059
	Bosch Fren Sistemleri Sanayi ve Ticaret AS	709	247,765
	Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	73,524	211,039
*	Bursa Cimento Fabrikasi AS	2,021,576	669,219
	Celebi Hava Servisi AS	6,362	231,307
*	Cemas Dokum Sanayi AS	1,927,018	347,425
	Cemtas Celik Makina Sanayi Ve Ticaret AS	501,461	210,720
	Cimsa Cimento Sanayi VE Ticaret AS	1,354,087	1,754,132
	Deva Holding AS	102,907	301,165
	Dogan Sirketler Grubu Holding AS	3,025,654	1,463,948
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	635,533	278,899
	Eczacibasi Yatirim Holding Ortakligi AS	76,701	714,722
	EGE Endustri VE Ticaret AS	3,476	1,087,437
	EGE Gubre Sanayii AS	41,962	190,220
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	488,985	758,160
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	41,114	341,390
	Escar Turizm Tasimacilik Ticaret AS	26,085	156,593
	Esenboga Elektrik Uretim AS	63,375	201,233
	Europap Tezol Kagit Sanayi VE Ticaret AS	285,408	181,905
*	Europen Endustri Insaat Sanayi VE Ticaret AS	289,567	153,238
	Galata Wind Enerji AS	446,347	422,582
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	252,053	532,308
*	Gersan Elektrik Ticaret ve Sanayi AS	154,162	156,413
*	Global Yatirim Holding AS	1,488,949	632,413
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	24,726	246,741
*	Goodyear Lastikleri TAS	268,622	198,356
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	647,008	616,523
	GSD Holding AS	1,840,955	249,219
*	Hitit Bilgisayar Hizmetleri AS	12,164	25,229
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	477,939	381,733
	Info Yatirim AS	67,223	41,820
# *	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS	300,257	403,167
*	Is Finansal Kiralama AS	985,819	424,356
	Is Yatirim Menkul Degerler AS, Class A	1,664,797	2,489,296
*	Izmir Demir Celik Sanayi AS	2,040,105	431,573
	Jantsa Jant Sanayi Ve Ticaret AS	27,523	126,985
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	351,760	321,267
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	755,481	568,580
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	258,839	184,181
	Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	2,400,736	2,118,504
*	Karel Elektronik Sanayi ve Ticaret AS	238,054	252,354
*	Karsan Otomotiv Sanayii Ve Ticaret AS	919,275	309,551
	Kartonsan Karton Sanayi ve Ticaret AS	32,600	94,342
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	3,217,433	278,228
*	Kerevitas Gida Sanayi ve Ticaret AS	561,617	219,213

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
TURKEY — (Continued)
	Kervan Gida Sanayi Ve Ticaret AS	180,782	$146,899
*	Konya Cimento Sanayii AS	2,458	684,406
	Konya Kagit Sanayi VE Ticaret AS	29,284	50,755
	Kordsa Teknik Tekstil AS	178,590	526,554
*	Koza Anadolu Metal Madencilik Isletmeleri AS	683,786	1,271,094
	LDR Turizm AS	49,687	284,314
	Logo Yazilim Sanayi Ve Ticaret AS	215,241	486,385
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	504,400	1,700,395
*	Menderes Tekstil Sanayi ve Ticaret AS	210,017	71,116
	Migros Ticaret AS	300,655	3,586,512
* Ω	MLP Saglik Hizmetleri AS	338,316	1,827,720
	Naturel Yenilenebilir Enerji Ticaret AS	20,176	224,284
*	NET Holding AS	569,393	402,078
	Nuh Cimento Sanayi AS	230,473	2,785,622
# *	ODAS Elektrik Uretim ve Sanayi Ticaret AS	3,103,877	1,293,459
	Orge Enerji Elektrik Taahhut AS	55,619	97,989
*	Otokar Otomotiv Ve Savunma Sanayi AS	115,545	1,627,895
*	Oyak Cimento Fabrikalari AS	537,603	1,352,015
*	Oyak Yatirim Menkul Degerler AS	113,221	190,954
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	90,062	182,893
	Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS, Class B	9,795	7,640
*	Parsan Makina Parcalari Sanayii AS	67,138	276,484
*	Peker Gayrimenkul Yatirim Ortakligi AS	1,291,788	1,248,620
	Penta Teknoloji Urunleri Dagitim Ticaret AS	12,641	9,162
	Pinar SUT Mamulleri Sanayii AS	29,045	76,132
	Polisan Holding AS	611,674	324,075
	Politeknik Metal Sanayi ve Ticaret AS	255	82,264
*	Qua Granite Hayal.	1,328,615	258,852
# *	Reysas Tasimacilik ve Lojistik Ticaret AS	1,408,704	1,553,607
*	RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret AS	67,152	30,946
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	1,620,353	1,805,197
*	Sasa Polyester Sanayi AS	2,497,770	3,783,002
	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	62,848	241,431
	Sekerbank Turk AS	3,617,937	852,279
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	376,098	704,115
	Sok Marketler Ticaret AS	827,810	1,749,862
*	Tat Gida Sanayi AS	31,241	43,529
	Tekfen Holding AS	606,459	875,129
*	Teknosa Ic Ve Dis Ticaret AS	425,506	477,681
*	Tukas Gida Sanayi ve Ticaret AS	881,591	242,706
*	Tumosan Motor ve Traktor Sanayi AS	47,923	163,882
*	Turcas Petrol AS	410,905	368,135
	Turk Traktor ve Ziraat Makineleri AS	23,992	613,570
	Turkiye Sigorta AS	228,371	301,567
*	Turkiye Sinai Kalkinma Bankasi AS	4,705,310	1,115,583
*	Ulker Biskuvi Sanayi AS	475,548	1,218,521
	Ulusoy Un Sanayi ve Ticaret AS	105,649	101,211
	Vakif Finansal Kiralama AS	1,192,411	203,349
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	39,862	127,807
	Vestel Beyaz Esya Sanayi ve Ticaret AS	944,097	559,779
*	Vestel Elektronik Sanayi ve Ticaret AS	315,042	679,281
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	362,255	383,013
	Yayla Agro Gida Sanayi VE Nakliyat AS	441,491	271,532
	Ziraat Gayrimenkul Yatirim Ortakligi AS	1,692,521	291,009
*	Zorlu Enerji Elektrik Uretim AS	4,720,490	883,184

TOTAL TURKEY			76,231,283

UNITED ARAB EMIRATES — (1.6%)
	Abu Dhabi Islamic Bank PJSC	4,054,847	11,362,242

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Abu Dhabi National Hotels	4,359,030	$1,140,684
	Abu Dhabi National Insurance Co. PSC	107,433	176,409
*	Abu Dhabi Ports Co. PJSC	1,238,101	2,012,150
	Abu Dhabi Ship Building Co. PJSC	238,479	258,830
	Agthia Group PJSC	884,455	1,072,430
	Air Arabia PJSC	7,242,142	5,168,458
*	Ajman Bank PJSC	4,183,966	2,334,649
*	AL Seer Marine Supplies & Equipment Co. LLC	487,771	1,071,389
	AL Yah Satellite Communications Co-PJSC-Yah Sat	1,779,531	1,230,714
	Aldar Properties PJSC	18,000	25,498
	Amanat Holdings PJSC	3,761,225	1,018,866
*	Amlak Finance PJSC	2,616,388	566,789
*	Apex Investment Co. PSC	4,683,972	2,310,130
* ††	Arabtec Holding PJSC	2,783,626	0
	Aramex PJSC	2,267,198	1,421,670
	Burjeel Holdings PLC	1,253,400	993,185
	Dana Gas PJSC	12,344,894	2,723,167
*	Deyaar Development PJSC	4,912,920	787,537
	Dubai Financial Market PJSC	4,888,268	1,743,260
	Dubai Investments PJSC	5,661,475	3,478,943
	Emaar Development PJSC	2,871,694	4,846,189
	Emirates Integrated Telecommunications Co. PJSC	776,127	1,136,652
*	EMSTEEL Building Materials PJSC	5,836,998	2,146,671
*	Eshraq Investments PJSC	4,600,852	545,387
	Fertiglobe PLC	3,127,584	2,734,864
*	Ghitha Holding PJSC	54,292	567,716
*	Gulf Navigation Holding PJSC	1,104,805	2,168,029
*	Gulf Pharmaceutical Industries PSC	67,736	14,228
*	Islamic Arab Insurance Co.	81,388	13,088
*	Manazel PJSC	4,162,060	410,368
*	Multiply Group PJSC	2,609,999	2,418,445
*	Palms Sports PrJSC	87,683	307,917
*	RAK Properties PJSC	4,389,428	1,279,654
	Ras Al Khaimah Ceramics	1,082,716	716,352
*	Shuaa Capital PSC	2,596,327	184,706
*	Union Properties PJSC	8,352,089	752,086

TOTAL UNITED ARAB EMIRATES			61,139,352

UNITED STATES — (0.0%)
* ††	Rexlot Holdings	98,652,252	0

TOTAL COMMON STOCKS			3,785,469,533

PREFERRED STOCKS — (0.7%)
BRAZIL — (0.7%)
*	Alpargatas SA	589,466	964,565
	Banco ABC Brasil SA, 6.373%	306,970	1,139,170
	Banco ABC Brasil SA	15,695	61,918
Ω	Banco BMG SA, 7.152%	238,649	109,343
	Banco do Estado do Rio Grande do Sul SA Class B, 8.640%	708,161	1,531,007
	Banco Pan SA, 3.575%	928,037	1,294,015
	Banco Pine SA, 4.621%	46,090	32,087
	Centrais Eletricas de Santa Catarina SA, 9.337%	59,700	737,347
	Cia de Ferro Ligas da Bahia FERBASA, 6.731%	166,103	1,602,140
	Cia de Saneamento do Parana, 8.566%	4,195,627	3,628,290
	Cia Energetica do Ceara Class A, 0.771%	69,567	551,100
	Cia Paranaense de Energia, 8.364%	1,120,653	1,864,884
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 5.014%	549,278	2,308,564
	Eucatex SA Industria e Comercio, 6.424%	196,878	480,309

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
BRAZIL — (Continued)
	Grazziotin SA, 8.054%	7,807	$39,641
	Marcopolo SA, 7.137%	1,801,511	1,872,349
	Randon SA Implementos e Participacoes, 4.690%	628,787	1,360,652
	Schulz SA, 4.046%	370,405	539,252
	Taurus Armas SA, 9.430%	180,574	530,073
	Track & Field Co. SA, 1.546%	148,500	391,444
	Unipar Carbocloro SA Class B, 9.710%	260,649	3,676,767
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.974%	1,439,921	1,887,812

TOTAL BRAZIL			26,602,729

CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 6.848%	482,743	636,647
	Embotelladora Andina SA Class B, 8.280%	112,369	228,488

TOTAL CHILE			865,135

COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 6.302%	343,231	38,359

INDIA — (0.0%)
	Sundaram Clayton Ltd.	1,268	158
*	TVS Holdings Ltd.	1,268,228	158,504

TOTAL INDIA			158,662

PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	435,739	244,095

TOTAL PREFERRED STOCKS			27,908,980

RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	1,356	618
*	Grupo Casas Bahia SA Warrants 09/19/2024	1,566,315	12,427

TOTAL BRAZIL			13,045

SOUTH KOREA — (0.0%)
*	Amicogen, Inc. Rights 12/05/2023	18,763	48,764
*	Ecoplastic Corp. Rights 11/07/2023	13,341	15,855
*	Medipost Co. Ltd. Rights 11/01/2023	24,235	19,380

TOTAL SOUTH KOREA			83,999

TAIWAN — (0.0%)
*	Farglory F T Z Investment Holding Co. Ltd. Rights	35,969	7,153
*	Gudeng Precision Industrial Co. Ltd. Rights 11/27/2023	6,095	6,765
*	Ingentec Corp. Rights 11/13/2023	4,510	5,770
*	Phoenix Silicon International Corp. Rights	35,135	4,117
*	Tai Tung Communication Co. Ltd. Rights 11/01/2023	34,316	423

TOTAL TAIWAN			24,228

THAILAND — (0.0%)
*	Better World Green PCL Warrants 03/13/2024	2,335,733	0
*	Cal-Comp Electronics Thailand PCL Rights 11/10/2023	9,120,963	5,075
*	Millcon Steel PCL Warrants 12/13/2024	1,358,338	1,890

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

		Shares	Value»
	THAILAND — (Continued)
*	Nusasiri PCL Warrants 07/04/2025	1,235,220	$2,749

	TOTAL THAILAND		9,714

	TOTAL RIGHTS/WARRANTS		130,986

	MUTUAL FUNDS — (0.0%)
	UNITED STATES — (0.0%)
	BRPR Corporate Offices Fundo de Investimento Imobiliario	629	7,839

	TOTAL INVESTMENT SECURITIES (Cost $ 3,457,278,740)		3,813,517,338

			Value†
	SECURITIES LENDING COLLATERAL — (1.2%)
@ §	The DFA Short Term Investment Fund	4,017,185	46,466,777

	TOTAL INVESTMENTS — (100.0%) (Cost $ 3,503,745,702)		$3,859,984,115

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

»	Securities that have been fair value factored. See Note B to Financial Statements.
*	Non-Income Producing Securities.
Ω

Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity Guidelines. The liquidity determination is unaudited.

††	Security valued using significant unobservable inputs (Level 3).
#	Total or Partial Securities on Loan.
†	See Note B to Financial Statements.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.

As of October 31, 2023, The Emerging Markets Small Cap Series had entered into the following outstanding futures contracts:

Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
E-Mini MSCI Emerging Markets Index	565	12/15/23	$27,725,462	$25,967,400	$(1,758,062)
S&P 500® E-Mini Index	4	12/15/23	901,944	842,450	(59,494)

Total Futures Contracts			$28,627,406	$26,809,850	$(1,817,556)

Summary of the Series’ investments as of October 31, 2023, based on their valuation inputs, is as follows (see Security Valuation Note):

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$171,278,992	$6,101,288	—	$177,380,280
Cayman Islands	170,410	—	—	170,410
Chile	534,124	24,889,986	—	25,424,110
China	27,466,960	767,496,662	$6,960,106	801,923,728
Colombia	4,857,721	473,433	—	5,331,154
Greece	271,842	16,804,604	—	17,076,446
Hong Kong	—	224,110	37,707	261,817
Hungary	—	2,412,230	—	2,412,230

THE EMERGING MARKETS SMALL CAP SERIES

CONTINUED

	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3		Total
India	$2,882,984	$830,456,383	—		$833,339,367
Indonesia	207,506	74,584,924	$444,825		75,237,255
Kuwait	16,105,498	1,065,203	—		17,170,701
Malaysia	—	59,242,538	—		59,242,538
Mexico	108,181,957	5,090,504	—		113,272,461
Philippines	—	32,214,530	427,052		32,641,582
Poland	—	51,636,441	—		51,636,441
Qatar	—	29,934,707	—		29,934,707
Saudi Arabia	362,043	162,962,341	—		163,324,384
South Africa	8,234,247	95,050,060	—		103,284,307
South Korea	471,417	409,039,997	1,960,926		411,472,340
Taiwan	—	661,989,841	137,907		662,127,748
Thailand	61,807,779	3,620,500	6,613		65,434,892
Turkey	—	76,231,283	—		76,231,283
United Arab Emirates	—	61,139,352	—		61,139,352
Preferred Stocks
Brazil	26,493,386	109,343	—		26,602,729
Chile	—	865,135	—		865,135
Colombia	38,359	—	—		38,359
India	—	158,662	—		158,662
Philippines	—	244,095	—		244,095
Rights/Warrants
Brazil	—	13,045	—		13,045
South Korea	—	83,999	—		83,999
Taiwan	—	24,228	—		24,228
Thailand	—	9,714	—		9,714
Mutual Funds	7,839	—	—		7,839
Securities Lending Collateral	—	46,466,777	—		46,466,777
Futures Contracts**	(1,817,556)	—	—		(1,817,556)

TOTAL	$427,555,508	$3,420,635,915	$9,975,136	^	$3,858,166,559

**	Valued at the unrealized appreciation/(depreciation) on the investment.
^	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The DFA Investment Trust Company and Shareholders of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the summary schedules of portfolio holdings, of The U.S. Large Cap Value Series, The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series, and The Emerging Markets Small Cap Series (nine of the series constituting The DFA Investment Trust Company, hereafter collectively referred to as the “Series”) as of October 31, 2023, the related statements of operations for the year ended October 31, 2023, the statements of changes in net assets for each of the two years in the period ended October 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2023 (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) as of October 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Series as of October 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2023, and each of the financial highlights for each of the five years in the period ended October 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Series’ management. Our responsibility is to express an opinion on the Series’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Series in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023 by correspondence with the custodians, brokers and transfer agent of the investee fund; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
December 21, 2023

We have served as the auditor of one or more investment companies in Dimensional Fund Advisors L.P. investment company group since 1981.

2

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-CSR (the “Report”), the Registrant’s Co-Principal Executive Officers and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the Co-Principal Executive Officers and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

This item is not applicable to the Registrant, which is an open-end management investment company.

ITEM 13.	EXHIBITS.

(a)(1)	Code of Ethics is filed herewith.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	This item is not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company

By:	/s/ David P. Butler
David P. Butler
Co-Chief Executive Officer

Date:	January 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Chief Executive Officer and
Chief Investment Officer

Date:	January 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David P. Butler
David P. Butler
Co-Principal Executive Officer
The DFA Investment Trust Company

Date:	January 5, 2024

By:	/s/ Gerard K. O’Reilly
Gerard K. O’Reilly
Co-Principal Executive Officer
The DFA Investment Trust Company

Date:	January 8, 2024

By:	/s/ Jan Miller
Jan Miller
Principal Financial Officer
The DFA Investment Trust Company

Date:	January 5, 2024